UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2015

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	34
Multi-Managed Income/Equity Portfolio	66
Multi-Managed Income Portfolio	93
Asset Allocation: Diversified Growth Portfolio	121
Stock Portfolio	168
Seasons Select
Large Cap Growth Portfolio	172
Large Cap Value Portfolio	180
Mid Cap Growth Portfolio	189
Mid Cap Value Portfolio	205
Small Cap Portfolio	218
International Equity Portfolio	234
Diversified Fixed Income Portfolio	248
Real Return Portfolio	300
Seasons Focused
Focus Growth Portfolio	305
Focus Value Portfolio	308
Seasons Managed Allocation
Allocation Growth Portfolio	311
Allocation Moderate Growth Portfolio	313
Allocation Moderate Portfolio	315
Allocation Balanced Portfolio	317
Statements of Assets and Liabilities	319
Statements of Operations	327
Statements of Changes in Net Assets	331
Notes to Financial Statements	338
Financial Highlights	390
Report of Independent Registered Public Accounting Firm	404
Approval of Subadvisory Agreement	405
Trustees and Officers Information	415
Shareholders Tax Information	417
Comparisons: Portfolios vs. Indexes	420
Supplement to Prospectus	453
Proxy Vote	466

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2015.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

May 4, 2015

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2015

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2014 and held until March 31, 2015. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with SunAmerica Asset Management LLC, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the six months ended March 31, 2015" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the six months ended March 31, 2015" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended March 31, 2015" would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the six months ended March 31, 2015" column and the "Annualized Expense Ratio" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the six months ended March 31, 2015" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2015

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2014	Ending Account Value Using Actual Return at March 31, 2015	Expenses Paid During the Six Months Ended March 31, 2015*	Beginning Account Value at October 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2015	Expenses Paid During the Six Months Ended March 31, 2015*	Annualized Expense Ratio*
Multi-Managed Growth
Class 1	$1,000.00	$1,100.29	$6.28	$1,000.00	$1,018.95	$6.04	1.20%
Class 2	$1,000.00	$1,099.14	$7.07	$1,000.00	$1,018.20	$6.79	1.35%
Class 3	$1,000.00	$1,098.83	$7.59	$1,000.00	$1,017.70	$7.29	1.45%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,085.50	$5.41	$1,000.00	$1,019.75	$5.24	1.04%
Class 2	$1,000.00	$1,084.58	$6.18	$1,000.00	$1,019.00	$5.99	1.19%
Class 3	$1,000.00	$1,084.02	$6.70	$1,000.00	$1,018.50	$6.49	1.29%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$1,052.35	$5.12	$1,000.00	$1,019.95	$5.04	1.00%
Class 2	$1,000.00	$1,051.53	$5.88	$1,000.00	$1,019.20	$5.79	1.15%
Class 3	$1,000.00	$1,051.73	$6.39	$1,000.00	$1,018.70	$6.29	1.25%
Multi-Managed Income
Class 1	$1,000.00	$1,039.78	$5.09	$1,000.00	$1,019.95	$5.04	1.00%
Class 2	$1,000.00	$1,039.80	$5.85	$1,000.00	$1,019.20	$5.79	1.15%
Class 3	$1,000.00	$1,038.99	$6.35	$1,000.00	$1,018.70	$6.29	1.25%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,072.56	$5.22	$1,000.00	$1,019.90	$5.09	1.01%
Class 2	$1,000.00	$1,071.65	$5.99	$1,000.00	$1,019.15	$5.84	1.16%
Class 3	$1,000.00	$1,071.37	$6.51	$1,000.00	$1,018.65	$6.34	1.26%
Stock
Class 1	$1,000.00	$1,104.42	$4.56	$1,000.00	$1,020.59	$4.38	0.87%
Class 2	$1,000.00	$1,103.85	$5.35	$1,000.00	$1,019.85	$5.14	1.02%
Class 3	$1,000.00	$1,103.48	$5.87	$1,000.00	$1,019.35	$5.64	1.12%
Large Cap Growth
Class 1	$1,000.00	$1,092.08	$4.33	$1,000.00	$1,020.79	$4.18	0.83%
Class 2	$1,000.00	$1,091.72	$5.11	$1,000.00	$1,020.04	$4.94	0.98%
Class 3	$1,000.00	$1,091.19	$5.63	$1,000.00	$1,019.55	$5.44	1.08%
Large Cap Value
Class 1	$1,000.00	$1,027.55	$3.94	$1,000.00	$1,021.04	$3.93	0.78%
Class 2	$1,000.00	$1,027.17	$4.70	$1,000.00	$1,020.29	$4.68	0.93%
Class 3	$1,000.00	$1,026.86	$5.20	$1,000.00	$1,019.80	$5.19	1.03%
Mid Cap Growth
Class 1	$1,000.00	$1,114.75	$4.96	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,113.92	$5.74	$1,000.00	$1,019.50	$5.49	1.09%
Class 3	$1,000.00	$1,113.93	$6.27	$1,000.00	$1,019.00	$5.99	1.19%
Mid Cap Value
Class 1	$1,000.00	$1,083.51	$4.73	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,083.01	$5.50	$1,000.00	$1,019.65	$5.34	1.06%
Class 3	$1,000.00	$1,082.44	$6.02	$1,000.00	$1,019.15	$5.84	1.16%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2015

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2014	Ending Account Value Using Actual Return at March 31, 2015	Expenses Paid During the Six Months Ended March 31, 2015*	Beginning Account Value at October 1, 2014	Ending Account Value Using a Hypothetical 5% Annual Return at March 31, 2015	Expenses Paid During the Six Months Ended March 31, 2015*	Annualized Expense Ratio*
Small Cap
Class 1	$1,000.00	$1,121.44	$4.92	$1,000.00	$1,020.29	$4.68	0.93%
Class 2	$1,000.00	$1,119.77	$5.71	$1,000.00	$1,019.55	$5.44	1.08%
Class 3	$1,000.00	$1,120.11	$6.24	$1,000.00	$1,019.05	$5.94	1.18%
International Equity#
Class 1	$1,000.00	$1,012.92	$4.97	$1,000.00	$1,020.00	$4.99	0.99%
Class 2	$1,000.00	$1,012.31	$5.72	$1,000.00	$1,019.25	$5.74	1.14%
Class 3	$1,000.00	$1,011.15	$6.22	$1,000.00	$1,018.75	$6.24	1.24%
Diversified Fixed Income
Class 1	$1,000.00	$1,030.64	$3.49	$1,000.00	$1,021.49	$3.48	0.69%
Class 2	$1,000.00	$1,028.90	$4.25	$1,000.00	$1,020.74	$4.23	0.84%
Class 3	$1,000.00	$1,029.63	$4.76	$1,000.00	$1,020.24	$4.73	0.94%
Real Return
Class 1	$1,000.00	$1,008.11	$3.20	$1,000.00	$1,021.74	$3.23	0.64%
Class 3	$1,000.00	$1,006.11	$4.45	$1,000.00	$1,020.49	$4.48	0.89%
Focus Growth
Class 1	$1,000.00	$1,042.40	$5.45	$1,000.00	$1,019.60	$5.39	1.07%
Class 2	$1,000.00	$1,041.88	$6.21	$1,000.00	$1,018.85	$6.14	1.22%
Class 3	$1,000.00	$1,040.58	$6.72	$1,000.00	$1,018.35	$6.64	1.32%
Focus Value#
Class 1	$1,000.00	$1,052.39	$5.07	$1,000.00	$1,020.00	$4.99	0.99%
Class 2	$1,000.00	$1,051.95	$5.83	$1,000.00	$1,019.25	$5.74	1.14%
Class 3	$1,000.00	$1,051.33	$6.34	$1,000.00	$1,018.75	$6.24	1.24%
Allocation Growth
Class 3	$1,000.00	$1,052.29	$0.92	$1,000.00	$1,024.03	$0.91	0.18%
Allocation Moderate Growth
Class 3	$1,000.00	$1,045.90	$0.66	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Moderate
Class 3	$1,000.00	$1,041.81	$0.71	$1,000.00	$1,024.23	$0.71	0.14%
Allocation Balanced
Class 3	$1,000.00	$1,037.99	$0.71	$1,000.00	$1,024.23	$0.71	0.14%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2015" and "Annualized Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2015" and the "Annualized Expense Ratios" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	7.0%
Repurchase Agreements	5.1
Diversified Financial Services	4.8
Medical-Biomedical/Gene	4.4
Medical-Drugs	4.1
Computers	3.5
Real Estate Investment Trusts	3.4
United States Treasury Notes	2.3
Diversified Banking Institutions	1.9
Web Portals/ISP	1.9
Banks-Commercial	1.9
Multimedia	1.9
Cable/Satellite TV	1.6
Government National Mtg. Assoc.	1.5
Diversified Manufacturing Operations	1.5
United States Treasury Bonds	1.4
Retail-Restaurants	1.4
Computer Services	1.2
Cosmetics & Toiletries	1.2
Finance-Credit Card	1.2
E-Commerce/Products	1.2
Electronic Components-Semiconductors	1.1
Semiconductor Components-Integrated Circuits	1.1
Medical Instruments	1.1
Internet Content-Entertainment	1.1
Enterprise Software/Service	1.1
Transport-Rail	1.1
Retail-Building Products	1.0
Metal Processors & Fabrication	1.0
Food-Retail	1.0
Oil-Field Services	1.0
Commercial Services-Finance	0.9
Electronic Components-Misc.	0.9
Oil Refining & Marketing	0.9
Oil Companies-Exploration & Production	0.9
Chemicals-Diversified	0.9
Federal Home Loan Mtg. Corp.	0.9
Airlines	0.8
Finance-Investment Banker/Broker	0.8
Time Deposits	0.7
Wireless Equipment	0.7
Instruments-Controls	0.7
Industrial Gases	0.7
Electronic Connectors	0.7
Electric-Integrated	0.7
Food-Confectionery	0.6
Computer Aided Design	0.6
Cellular Telecom	0.6
Beverages-Non-alcoholic	0.6
E-Commerce/Services	0.6
Aerospace/Defense-Equipment	0.6
Retail-Major Department Stores	0.6
Containers-Metal/Glass	0.6
Telecom Services	0.6
Athletic Footwear	0.6
Food-Wholesale/Distribution	0.6
Auto/Truck Parts & Equipment-Original	0.5
Retail-Auto Parts	0.5
Sovereign	0.5
Tobacco	0.5
Television	0.5%
Pipelines	0.5
Agricultural Chemicals	0.5
Machinery-General Industrial	0.5
Retail-Gardening Products	0.5
Municipal Bonds & Notes	0.4
Insurance Brokers	0.4
Banks-Super Regional	0.4
Medical Information Systems	0.4
Telephone-Integrated	0.4
Applications Software	0.4
Engineering/R&D Services	0.4
Electric-Transmission	0.4
Electronic Design Automation	0.4
Transactional Software	0.4
Savings & Loans/Thrifts	0.4
Apparel Manufacturers	0.4
Retail-Perfume & Cosmetics	0.3
Pharmacy Services	0.3
Semiconductor Equipment	0.3
Medical-HMO	0.3
Hotels/Motels	0.3
Retail-Catalog Shopping	0.3
Retail-Mail Order	0.3
Investment Management/Advisor Services	0.3
Medical-Generic Drugs	0.3
Energy-Alternate Sources	0.3
Real Estate Management/Services	0.3
Telecommunication Equipment	0.3
Electronic Measurement Instruments	0.3
Casino Hotels	0.3
Finance-Other Services	0.3
Insurance-Life/Health	0.3
Retail-Drug Store	0.3
Entertainment Software	0.3
Medical Products	0.3
Gas-Distribution	0.2
Retail-Apparel/Shoe	0.2
Human Resources	0.2
Retail-Video Rentals	0.2
Transport-Services	0.2
Retail-Jewelry	0.2
Retail-Regional Department Stores	0.2
Therapeutics	0.2
Insurance-Property/Casualty	0.2
Chemicals-Specialty	0.2
Oil Companies-Integrated	0.2
Transport-Truck	0.2
Footwear & Related Apparel	0.2
Finance-Consumer Loans	0.2
Distribution/Wholesale	0.2
Real Estate Operations & Development	0.2
Computer Software	0.2
Beverages-Wine/Spirits	0.2
Toys	0.2
Containers-Paper/Plastic	0.2
Computers-Memory Devices	0.2
Schools	0.2
Steel-Producers	0.2
Filtration/Separation Products	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Auto/Truck Parts & Equipment-Replacement	0.1%
Data Processing/Management	0.1
Retail-Hair Salons	0.1
Finance-Auto Loans	0.1
Networking Products	0.1
Retail-Bookstores	0.1
Medical-Hospitals	0.1
Banks-Fiduciary	0.1
Machinery-Construction & Mining	0.1
Telecom Equipment-Fiber Optics	0.1
Printing-Commercial	0.1
Poultry	0.1
Food-Misc./Diversified	0.1
Internet Application Software	0.1
Vitamins & Nutrition Products	0.1
Engines-Internal Combustion	0.1
Electronic Security Devices	0.1
Building & Construction Products-Misc.	0.1
Paper & Related Products	0.1
Lasers-System/Components	0.1
Research & Development	0.1
Independent Power Producers	0.1
Insurance-Multi-line	0.1
Publishing-Books	0.1
Medical-Wholesale Drug Distribution	0.1
Electric-Generation	0.1
Non-Hazardous Waste Disposal	0.1
Medical Labs & Testing Services	0.1
Brewery	0.1
Insurance-Mutual	0.1
Retail-Appliances	0.1
Security Services	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Trucking/Leasing	0.1
Office Supplies & Forms	0.1
MRI/Medical Diagnostic Imaging	0.1
Home Furnishings	0.1
Building-Residential/Commercial	0.1
Financial Guarantee Insurance	0.1
Retail-Discount	0.1
Internet Telephone	0.1
Decision Support Software	0.1
Internet Content-Information/News	0.1
107.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.0%
Advertising Services — 0.0%
Marchex, Inc., Class B	7,725	$31,518
Aerospace/Defense-Equipment — 0.6%
AAR Corp.	5,050	155,035
United Technologies Corp.	2,249	263,583
		418,618
Agricultural Chemicals — 0.4%
Monsanto Co.	2,376	267,395
Airlines — 0.8%
Alaska Air Group, Inc.	2,375	157,177
United Continental Holdings, Inc.†	6,144	413,184
		570,361
Apparel Manufacturers — 0.3%
Carter's, Inc.	2,306	213,236
Applications Software — 0.4%
NetSuite, Inc.†	895	83,020
salesforce.com, Inc.†	2,444	163,284
		246,304
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,625	24,814
Athletic Footwear — 0.6%
NIKE, Inc., Class B	3,927	393,996
Audio/Video Products — 0.0%
VOXX International Corp.†	2,000	18,320
Auto/Truck Parts & Equipment-Original — 0.5%
Dana Holding Corp.	6,575	139,127
Delphi Automotive PLC	2,498	199,191
Tower International, Inc.†	1,475	39,235
		377,553
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,475	102,209
Banks-Commercial — 1.6%
1st Source Corp.	550	17,672
BancFirst Corp.	1,050	64,029
BancorpSouth, Inc.	2,325	53,986
Banner Corp.	550	25,245
BBCN Bancorp, Inc.	750	10,853
Capital Bank Financial Corp., Class A†	2,400	66,264
Cathay General Bancorp Class B	900	25,605
Central Pacific Financial Corp.	5,775	132,652
Chemical Financial Corp.	350	10,976
Citizens & Northern Corp.	225	4,541
City Holding Co.	575	27,042
CoBiz Financial, Inc.	600	7,392
CVB Financial Corp.	3,925	62,564
East West Bancorp, Inc.	74	2,994
First Commonwealth Financial Corp.	6,275	56,475
First Financial Bancorp	125	2,226
First Interstate BancSystem, Inc.	450	12,519
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
FNB Corp.	1,425	$18,724
Guaranty Bancorp	375	6,360
MainSource Financial Group, Inc.	375	7,365
National Penn Bancshares, Inc.	650	7,001
OFG Bancorp	2,525	41,208
PacWest Bancorp	4,044	189,623
Sierra Bancorp	250	4,175
Simmons First National Corp., Class A	650	29,555
Southside Bancshares, Inc.	167	4,791
Southwest Bancorp, Inc.	750	13,343
Suffolk Bancorp	1,225	29,106
Susquehanna Bancshares, Inc.	1,300	17,823
TCF Financial Corp.	2,350	36,942
UMB Financial Corp.	350	18,512
Union Bankshares Corp.	3,616	80,311
Webster Financial Corp.	225	8,336
West Bancorporation, Inc.	1,025	20,387
Westamerica Bancorporation	275	11,883
Wilshire Bancorp, Inc.	2,200	21,934
		1,150,414
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	800	14,184
Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	4,502	430,481
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	1,530	138,235
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	825	47,207
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	2,375	38,974
Trex Co., Inc.†	225	12,269
		51,243
Cable/Satellite TV — 1.3%
Comcast Corp., Class A	13,306	751,390
Time Warner Cable, Inc.	1,377	206,385
		957,775
Casino Hotels — 0.3%
Las Vegas Sands Corp.	3,389	186,531
Cellular Telecom — 0.5%
T-Mobile US, Inc.†	11,951	378,727
Chemicals-Diversified — 0.9%
LyondellBasell Industries NV, Class A	3,114	273,409
PPG Industries, Inc.	1,511	340,791
		614,200
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	1,600	116,960
OM Group, Inc.	1,125	33,784
		150,744

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Coal — 0.0%
Cloud Peak Energy, Inc.†	550	$3,201
SunCoke Energy, Inc.	1,350	20,169
		23,370
Commercial Services — 0.1%
HMS Holdings Corp.†	2,625	40,556
Medifast, Inc.†	150	4,496
		45,052
Commercial Services-Finance — 0.9%
EVERTEC, Inc.	350	7,651
Heartland Payment Systems, Inc.	650	30,452
MasterCard, Inc., Class A	6,917	597,560
MoneyGram International, Inc.†	1,200	10,368
Vantiv, Inc., Class A†	575	21,678
		667,709
Computer Aided Design — 0.6%
ANSYS, Inc.†	2,807	247,549
Aspen Technology, Inc.†	4,950	190,526
		438,075
Computer Data Security — 0.0%
Qualys, Inc.†	250	11,620
Varonis Systems, Inc.†	493	12,650
		24,270
Computer Services — 1.2%
Amdocs, Ltd.	7,377	401,309
Engility Holdings, Inc.	1,350	40,554
IHS, Inc., Class A†	1,838	209,091
Insight Enterprises, Inc.†	350	9,982
Manhattan Associates, Inc.†	1,100	55,671
Science Applications International Corp.	1,950	100,132
Unisys Corp.†	2,400	55,704
		872,443
Computer Software — 0.2%
AVG Technologies NV†	6,450	139,642
Computers — 3.3%
Apple, Inc.	19,159	2,383,954
Computers-Memory Devices — 0.2%
EMC Corp.	5,055	129,206
Consulting Services — 0.0%
CRA International, Inc.†	400	12,448
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	700	21,105
Containers-Metal/Glass — 0.6%
Crown Holdings, Inc.†	7,372	398,235
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	8,995	130,787
Cosmetics & Toiletries — 1.2%
Colgate-Palmolive Co.	8,245	571,708
Estee Lauder Cos., Inc., Class A	3,399	282,661
Inter Parfums, Inc.	200	6,524
		860,893
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.1%
Fair Isaac Corp.	850	$75,412
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	4,200	32,592
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	650	8,164
Distribution/Wholesale — 0.2%
United Stationers, Inc.	3,375	138,341
Diversified Manufacturing Operations — 1.5%
A.O. Smith Corp.	3,370	221,274
Blount International, Inc.†	475	6,118
Colfax Corp.†	6,799	324,516
Danaher Corp.	2,819	239,333
Dover Corp.	3,515	242,957
Park-Ohio Holdings Corp.	250	13,168
		1,047,366
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	1,100	11,550
Revance Therapeutics, Inc.†	400	8,292
		19,842
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,510	561,871
E-Commerce/Services — 0.6%
Priceline Group, Inc.†	364	423,751
Electric-Distribution — 0.0%
EnerNOC, Inc.†	1,875	21,375
Electric-Generation — 0.0%
Atlantic Power Corp.	7,300	20,513
Electric-Integrated — 0.4%
El Paso Electric Co.	1,100	42,504
NorthWestern Corp.	2,175	116,993
PNM Resources, Inc.	800	23,360
Portland General Electric Co.	2,175	80,671
		263,528
Electric-Transmission — 0.4%
Brookfield Infrastructure Partners LP	5,685	258,895
Electronic Components-Misc. — 0.9%
Benchmark Electronics, Inc.†	2,400	57,672
Sanmina Corp.†	1,575	38,099
Stoneridge, Inc.†	6,675	75,361
TE Connectivity, Ltd.	6,675	478,063
Vishay Intertechnology, Inc.	1,025	14,166
		663,361
Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	1,460	185,391
DSP Group, Inc.†	950	11,381
Fairchild Semiconductor International, Inc.†	7,925	144,076
Freescale Semiconductor, Ltd.†	5,127	208,976
OmniVision Technologies, Inc.†	575	15,163
PMC-Sierra, Inc.†	3,425	31,784
Xilinx, Inc.	5,169	218,649
		815,420

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Connectors — 0.7%
Amphenol Corp., Class A	8,045	$474,092
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	13,823	254,896
Electronic Measurement Instruments — 0.3%
National Instruments Corp.	6,082	194,867
Electronic Security Devices — 0.1%
TASER International, Inc.†	2,800	67,508
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	800	47,832
Renewable Energy Group, Inc.†	625	5,763
REX American Resources Corp.†	2,150	130,741
Vivint Solar, Inc.†	2,750	33,385
		217,721
Engineering/R&D Services — 0.4%
Argan, Inc.	2,275	82,287
EMCOR Group, Inc.	2,350	109,204
VSE Corp.	975	79,833
		271,324
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	3,450	70,863
Enterprise Software/Service — 1.1%
Inovalon Holdings, Inc., Class A†	800	24,168
ManTech International Corp., Class A	2,875	97,577
MedAssets, Inc.†	2,625	49,403
Oracle Corp.	11,752	507,099
Rally Software Development Corp.†	375	5,884
Tyler Technologies, Inc.†	734	88,469
		772,600
Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	4,825	122,820
Filtration/Separation Products — 0.2%
Polypore International, Inc.†	1,925	113,382
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	19,500
Finance-Consumer Loans — 0.2%
Nelnet, Inc., Class A	975	46,137
World Acceptance Corp.†	925	67,451
		113,588
Finance-Credit Card — 1.1%
American Express Co.	2,461	192,253
Visa, Inc., Class A	9,397	614,658
		806,911
Finance-Investment Banker/Broker — 0.8%
Cowen Group, Inc., Class A†	4,675	24,310
E*TRADE Financial Corp.†	7,386	210,907
FBR & Co.†	650	15,022
Investment Technology Group, Inc.†	5,175	156,854
LPL Financial Holdings, Inc.	2,870	125,878
		532,971
Security Description	Shares	Value (Note 2)
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	300	$6,009
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	550	13,233
Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	789	184,050
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	2,375	22,871
NMI Holdings, Inc., Class A†	2,300	17,227
		40,098
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	200	5,962
Food-Confectionery — 0.6%
Hershey Co.	4,388	442,793
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	800	23,544
Pinnacle Foods, Inc.	1,300	53,053
		76,597
Food-Retail — 1.0%
Ingles Markets, Inc., Class A	100	4,948
Kroger Co.	6,702	513,775
Smart & Final Stores, Inc.†	1,075	18,920
Whole Foods Market, Inc.	3,407	177,437
		715,080
Food-Wholesale/Distribution — 0.5%
Sysco Corp.	8,590	324,101
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	4,225	142,256
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc.†	100	1,405
Gas-Distribution — 0.2%
AGL Resources, Inc.	500	24,825
Laclede Group, Inc.	650	33,293
New Jersey Resources Corp.	1,050	32,613
Piedmont Natural Gas Co., Inc.	625	23,069
Southwest Gas Corp.	550	31,993
		145,793
Home Furnishings — 0.1%
Leggett & Platt, Inc.	900	41,481
Hotels/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	2,790	232,965
Human Resources — 0.2%
Barrett Business Services, Inc.	1,450	62,118
Cross Country Healthcare, Inc.†	8,325	98,734
Monster Worldwide, Inc.†	1,925	12,205
		173,057
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	1,400	53,228
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	575	18,935

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	3,400	$514,352
Instruments-Controls — 0.7%
Sensata Technologies Holding NV†	8,958	514,637
Watts Water Technologies, Inc., Class A	100	5,503
		520,140
Insurance Brokers — 0.4%
Aon PLC	2,897	278,460
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	2,600	75,738
CNO Financial Group, Inc.	4,425	76,198
Primerica, Inc.	550	27,995
		179,931
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	175	4,235
Global Indemnity PLC†	200	5,550
Navigators Group, Inc.†	500	38,920
ProAssurance Corp.	800	36,728
Stewart Information Services Corp.	150	6,096
		91,529
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	250	11,808
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	6,725	37,996
Intralinks Holdings, Inc.†	3,575	36,966
		74,962
Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	9,490	780,220
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	725	31,780
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	15,150	8,663
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	4,464	30,534
TeleCommunication Systems, Inc., Class A†	1,309	5,013
		35,547
Investment Management/Advisor Services — 0.3%
BlackRock, Inc.	553	202,310
Federated Investors, Inc., Class B	325	11,014
		213,324
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,000	64,960
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	375	27,199
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	250	18,323
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.5%
Applied Industrial Technologies, Inc.	800	$36,272
Kadant, Inc.	1,300	68,393
Roper Industries, Inc.	1,268	218,096
		322,761
Medical Information Systems — 0.4%
athenahealth, Inc.†	1,885	225,050
Merge Healthcare, Inc.†	5,925	26,485
Quality Systems, Inc.	1,800	28,764
		280,299
Medical Instruments — 0.9%
Boston Scientific Corp.†	20,078	356,384
CONMED Corp.	1,175	59,326
NuVasive, Inc.†	1,125	51,739
SurModics, Inc.†	4,075	106,072
Thoratec Corp.†	2,375	99,489
		673,010
Medical Labs & Testing Services — 0.1%
Invitae Corp.†	1,975	33,101
Roka Bioscience, Inc.†	29	93
		33,194
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	700	21,469
Medical Products — 0.2%
Accuray, Inc.†	3,775	35,108
Wright Medical Group, Inc.†	2,800	72,240
		107,348
Medical-Biomedical/Gene — 4.3%
Alnylam Pharmaceuticals, Inc.†	775	80,925
Amgen, Inc.	4,746	758,648
Applied Genetic Technologies Corp.†	150	2,999
Ardelyx, Inc.†	475	6,218
Atara Biotherapeutics, Inc.†	825	34,295
Avalanche Biotechnologies, Inc.†	750	30,390
Bellicum Pharmaceuticals, Inc.†	1,300	30,121
Biogen Idec, Inc.†	2,017	851,658
Celgene Corp.†	5,645	650,756
Coherus Biosciences, Inc.†	1,150	35,167
Eleven Biotherapeutics, Inc.†	450	4,014
Karyopharm Therapeutics, Inc.†	150	4,592
Kite Pharma, Inc.†	175	10,094
MacroGenics, Inc.†	825	25,880
Merrimack Pharmaceuticals, Inc.†	2,075	24,651
Prothena Corp. PLC†	1,200	45,768
PTC Therapeutics, Inc.†	825	50,201
Regeneron Pharmaceuticals, Inc.†	704	317,842
Sage Therapeutics, Inc.†	100	5,023
Spark Therapeutics, Inc.†	550	42,625
Synageva BioPharma Corp.†	425	41,450
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	175	10,866
Versartis, Inc.†	950	17,451
XOMA Corp.†	5,100	18,564
		3,100,198

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 4.0%
ACADIA Pharmaceuticals, Inc.†	2,075	$67,624
Adamas Pharmaceuticals, Inc.†	750	13,118
Auspex Pharmaceuticals, Inc.†	75	7,520
Bristol-Myers Squibb Co.	7,018	452,661
ChemoCentryx, Inc.†	1,300	9,815
Chimerix, Inc.†	675	25,441
Dicerna Pharmaceuticals, Inc.†	375	9,011
Eli Lilly & Co.	4,230	307,309
Endo International PLC†	5,360	480,792
FibroGen, Inc.†	500	15,690
Immune Design Corp.†	1,250	26,388
Infinity Pharmaceuticals, Inc.†	1,800	25,164
Ironwood Pharmaceuticals, Inc.†	14,108	225,728
Jazz Pharmaceuticals PLC†	1,347	232,748
Johnson & Johnson	2,086	209,852
Lannett Co., Inc.†	300	20,313
Mallinckrodt PLC†	4,085	517,365
Pacira Pharmaceuticals, Inc.†	725	64,416
Prestige Brands Holdings, Inc.†	1,450	62,190
Sagent Pharmaceuticals, Inc.†	1,775	41,269
Tokai Pharmaceuticals, Inc.†	1,325	14,973
ZS Pharma Inc†	175	7,364
		2,836,751
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	1,350	20,196
Medical-HMO — 0.2%
Centene Corp.†	1,725	121,940
Molina Healthcare, Inc.†	500	33,645
		155,585
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	482	3,432
Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	200	3,492
Precision Castparts Corp.	1,977	415,170
Rexnord Corp.†	11,424	304,907
		723,569
MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	175	3,882
Surgical Care Affiliates, Inc.†	1,125	38,621
		42,503
Multimedia — 1.6%
Demand Media, Inc.†	4,600	26,312
Twenty-First Century Fox, Inc., Class A	16,955	573,757
Walt Disney Co.	5,147	539,869
		1,139,938
Networking Products — 0.1%
Arista Networks, Inc.†	225	15,869
Polycom, Inc.†	5,175	69,345
		85,214
Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	5,150	$42,797
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp.	4,819	399,061
Bill Barrett Corp.†	11,350	94,205
Comstock Resources, Inc.	825	2,945
Isramco, Inc.†	50	6,290
Stone Energy Corp.†	775	11,377
VAALCO Energy, Inc.†	4,050	9,923
		523,801
Oil Refining & Marketing — 0.9%
Adams Resources & Energy, Inc.	200	13,442
Alon USA Energy, Inc.	900	14,913
Phillips 66	4,167	327,526
Valero Energy Corp.	4,470	284,381
Western Refining, Inc.	425	20,991
		661,253
Oil-Field Services — 1.0%
Baker Hughes, Inc.	5,507	350,135
Basic Energy Services, Inc.†	3,725	25,814
Exterran Holdings, Inc.	1,200	40,284
NOW, Inc.†	7,835	169,549
Pioneer Energy Services Corp.†	2,800	15,176
SEACOR Holdings, Inc.†	1,150	80,121
		681,079
Paper & Related Products — 0.1%
Domtar Corp.	425	19,643
Resolute Forest Products, Inc.†	1,975	34,069
		53,712
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	2,788	241,915
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	550	24,398
Poultry — 0.1%
Pilgrim's Pride Corp.	1,775	40,097
Sanderson Farms, Inc.	475	37,834
		77,931
Printing-Commercial — 0.1%
Deluxe Corp.	1,125	77,940
Protection/Safety — 0.0%
Landauer, Inc.	750	26,355
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	2,450	57,526
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	5,550	17,594
Radio — 0.0%
Radio One, Inc., Class D†	1,525	4,697
Real Estate Investment Trusts — 2.8%
American Assets Trust, Inc.	1,000	43,280
American Tower Corp.	6,595	620,919
Anworth Mtg. Asset Corp.	3,650	18,578
Ashford Hospitality Prime, Inc.	100	1,677
Ashford Hospitality Trust, Inc.	425	4,089
Associated Estates Realty Corp.	200	4,936

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
BioMed Realty Trust, Inc.	550	$12,463
Capstead Mtg. Corp.	8,000	94,160
CBL & Associates Properties, Inc.	1,100	21,780
Chambers Street Properties	1,325	10,441
CoreSite Realty Corp.	3,275	159,427
Cousins Properties, Inc.	275	2,915
CYS Investments, Inc.	15,400	137,214
DCT Industrial Trust, Inc.	525	18,196
DiamondRock Hospitality Co.	1,075	15,190
EastGroup Properties, Inc.	600	36,084
EPR Properties	650	39,019
Equity LifeStyle Properties, Inc.	375	20,606
FelCor Lodging Trust, Inc.	575	6,607
First Industrial Realty Trust, Inc.	400	8,572
Franklin Street Properties Corp.	925	11,859
Gladstone Commercial Corp.	200	3,722
Home Properties, Inc.	600	41,574
Hospitality Properties Trust	1,100	36,289
Lexington Realty Trust	6,494	63,836
LTC Properties, Inc.	1,725	79,350
National Retail Properties, Inc.	400	16,388
Pennsylvania Real Estate Investment Trust	1,075	24,972
Post Properties, Inc.	575	32,735
Potlatch Corp.	2,000	80,080
PS Business Parks, Inc.	200	16,608
RAIT Financial Trust	525	3,602
Ramco-Gershenson Properties Trust	2,000	37,200
Saul Centers, Inc.	525	30,030
Simon Property Group, Inc.	964	188,597
Strategic Hotels & Resorts, Inc.†	5,125	63,704
Taubman Centers, Inc.	350	26,995
		2,033,694
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,273	216,919
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	1,400	60,452
Forestar Group, Inc.†	4,825	76,090
St. Joe Co.†	200	3,712
		140,254
Research & Development — 0.1%
Arrowhead Research Corp.†	1,875	12,684
PAREXEL International Corp.†	750	51,743
		64,427
Respiratory Products — 0.0%
Inogen, Inc.†	350	11,197
Retail-Apparel/Shoe — 0.2%
ANN, Inc.†	300	12,309
Children's Place, Inc.	2,200	141,218
Express, Inc.†	350	5,785
Guess?, Inc.	800	14,872
		174,184
Retail-Appliances — 0.1%
hhgregg, Inc.†	8,100	49,653
Security Description	Shares	Value (Note 2)
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	565	$385,420
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	3,575	84,906
Retail-Building Products — 1.0%
Lowe's Cos., Inc.	9,943	739,660
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	3,219	232,412
Retail-Drug Store — 0.2%
Rite Aid Corp.†	14,425	125,353
Retail-Gardening Products — 0.5%
Tractor Supply Co.	3,745	318,550
Retail-Hair Salons — 0.1%
Regis Corp.†	6,075	99,387
Retail-Jewelry — 0.2%
Tiffany & Co.	1,848	162,642
Retail-Mail Order — 0.3%
Williams-Sonoma, Inc.	2,812	224,145
Retail-Major Department Stores — 0.6%
TJX Cos., Inc.	5,938	415,957
Retail-Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,507	227,331
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	975	6,786
Dillard's, Inc., Class A	1,125	153,574
		160,360
Retail-Restaurants — 1.4%
Dave & Buster's Entertainment, Inc.†	600	18,276
DineEquity, Inc.	100	10,701
Dunkin' Brands Group, Inc.	4,023	191,334
Jack in the Box, Inc.	375	35,970
Red Robin Gourmet Burgers, Inc.†	550	47,850
Ruby Tuesday, Inc.†	700	4,207
Sonic Corp.	4,075	129,177
Starbucks Corp.	5,574	527,858
		965,373
Retail-Video Rentals — 0.2%
Outerwall, Inc.	2,575	170,259
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	775	15,190
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,150	20,160
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp.	250	3,238
BankFinancial Corp.	200	2,628
Beneficial Bancorp, Inc.†	717	8,095
Capitol Federal Financial, Inc.	200	2,500
Charter Financial Corp.	1,325	15,237
Flushing Financial Corp.	1,100	22,077
Northfield Bancorp, Inc.	10,100	149,682
OceanFirst Financial Corp.	725	12,521
		215,978

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Schools — 0.2%
Strayer Education, Inc.†	2,150	$114,831
Semiconductor Components-Integrated Circuits — 1.1%
Atmel Corp.	24,414	200,927
Emulex Corp.†	9,750	77,707
Integrated Device Technology, Inc.†	3,400	68,068
QUALCOMM, Inc.	6,634	460,002
		806,704
Semiconductor Equipment — 0.3%
Brooks Automation, Inc.	5,450	63,383
KLA-Tencor Corp.	2,130	124,158
Photronics, Inc.†	50	425
Ultra Clean Holdings, Inc.†	6,694	47,862
		235,828
Steel-Producers — 0.1%
Commercial Metals Co.	325	5,262
Worthington Industries, Inc.	2,450	65,194
		70,456
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	10,525	77,990
Telecom Services — 0.6%
Consolidated Communications Holdings, Inc.	1,250	25,500
EarthLink Holdings Corp.	11,725	52,059
FairPoint Communications, Inc.†	1,150	20,240
NeuStar, Inc., Class A†	3,750	92,325
Qorvo, Inc.†	1,990	158,603
Vonage Holdings Corp.†	9,675	47,504
		396,231
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	7,281	207,800
Television — 0.5%
CBS Corp., Class B	4,253	257,860
ION Media Networks, Inc.†(1)(2)(3)	2	1,009
Sinclair Broadcast Group, Inc., Class A	3,000	94,230
		353,099
Textile-Apparel — 0.0%
Unifi, Inc.†	825	29,774
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	100	9,430
Calithera Biosciences, Inc.†	775	12,725
Cara Therapeutics, Inc.†	600	6,030
Egalet Corp.†	275	3,556
Mirati Therapeutics, Inc.†	1,150	33,718
Neurocrine Biosciences, Inc.†	1,425	56,587
Xencor, Inc.†	1,900	29,108
Zafgen Inc†	200	7,922
		159,076
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Tobacco — 0.5%
Altria Group, Inc.	6,855	$342,887
Universal Corp.	550	25,938
		368,825
Toys — 0.2%
Mattel, Inc.	5,738	131,113
Transactional Software — 0.4%
ACI Worldwide, Inc.†	2,000	43,320
Solera Holdings, Inc.	3,987	205,968
		249,288
Transport-Rail — 1.0%
Kansas City Southern	2,271	231,824
Union Pacific Corp.	4,306	466,383
		698,207
Transport-Services — 0.2%
Matson, Inc.	3,350	141,236
Transport-Truck — 0.2%
ArcBest Corp.	1,225	46,415
Celadon Group, Inc.	350	9,527
P.A.M. Transportation Services, Inc.†	50	2,864
Swift Transportation Co.†	1,300	33,826
USA Truck, Inc.†	1,850	51,226
		143,858
Travel Services — 0.0%
Interval Leisure Group, Inc.	800	20,968
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	500	17,705
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	200	8,552
USANA Health Sciences, Inc.†	575	63,894
		72,446
Web Portals/ISP — 1.9%
Blucora, Inc.†	3,700	50,542
Google, Inc., Class C†	2,389	1,309,172
		1,359,714
Wireless Equipment — 0.7%
Aruba Networks, Inc.†	1,525	37,347
InterDigital, Inc.	2,825	143,341
Motorola Solutions, Inc.	4,196	279,747
Ubiquiti Networks, Inc.	2,150	63,533
		523,968
Total Common Stocks (cost $41,581,582)		52,251,962
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Diversified Banking Institutions — 0.4%
Societe Generale SA VRS 8.25% due 11/29/2018(4)	$270,000	286,875
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(1)	6,000	1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	$10,000	$11,387
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	52,675
Total Preferred Securities/Capital Securities (cost $343,486)		350,938
ASSET BACKED SECURITIES — 4.7%
Diversified Financial Services — 4.7%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	1,828	1,828
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	5,000	4,999
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	837	837
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.75% due 10/25/2034	3,500	3,274
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(5)	15,000	15,437
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(5)	30,161	32,766
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	104,082
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.47% due 02/25/2036(6)	54,421	47,628
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	52,636
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	25,000	27,018
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	3,792	3,817
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,022
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(5)	$20,000	$21,756
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	20,000	22,005
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	35,000	38,819
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(5)	9,218	10,074
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(6)	38,005	35,089
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.23% due 07/15/2044(5)	90,307	90,739
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(5)	19,278	19,648
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	40,000	42,112
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	30,204	32,783
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(5)	32,340	34,582
Commercial Mtg. Trust Series 2014-CR20, Class A4 3.59% due 11/10/2047(5)	39,000	41,489
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(5)	25,000	26,698
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(5)	45,000	48,739
Commercial Mtg. Trust Series 2014-UBS5, Class A4 3.84% due 09/10/2047(5)	43,000	46,547
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	20,000	21,862
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(5)	25,000	27,440
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(5)	50,000	55,071
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(5)	15,000	16,859

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(5)	$100,000	$111,689
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(5)	46,030	47,704
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(6)	27,469	25,957
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	16,237	16,412
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	19,457	18,258
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,183	1,137
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(5)	10,000	10,012
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	12,352	12,910
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	24,156	25,117
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(6)	61,494	57,524
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	35,000	35,065
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	15,000	15,057
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	7,000	7,018
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	79,930	80,713
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	31,656
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(5)	30,000	32,660
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(5)	$20,000	$21,972
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(5)	44,000	49,272
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	114,983
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	30,486
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.27% due 03/25/2037	74,944	40,693
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(6)	25,702	23,463
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.68% due 04/25/2035(6)	16,678	16,201
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 6.01% due 03/25/2047(6)	11,244	9,660
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.36% due 05/25/2035(6)	25,702	23,512
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class A3 5.34% due 05/15/2047(5)	49,026	51,636
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 02/12/2051(5)	23,531	25,664
JP Morgan Chase Commercial Mtg. Securities Trust Series 2014-C20, Class A5 3.80% due 07/15/2047(5)	43,000	46,554
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	25,250	28,079
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(5)	25,000	26,922
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(5)	15,000	16,180
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(5)	60,000	65,881
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(5)	50,000	55,716

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(5)	$28,640	$29,838
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	27,661	29,024
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(5)	34,616	37,949
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(6)	14,967	14,792
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.66% due 05/12/2039(5)	25,000	25,784
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	23,351	24,679
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(5)	25,000	26,802
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.17% due 12/15/2047(5)(7)	99,846	7,398
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	35,000	37,634
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(5)	35,000	38,622
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series BH3-C12, Class A4 4.26% due 10/15/2046(5)	43,000	48,245
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	36,985	38,854
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	48,689	51,717
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(5)	50,000	53,619
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	24,519	26,579
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	17,897	16,276
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(6)	$73,500	$66,634
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.67% due 06/25/2036(6)	47,007	35,897
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(6)	10,178	10,214
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	11,782	6,879
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.70% due 08/25/2035(6)	45,437	36,051
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(6)	1,955	2,006
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	25,000	25,106
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	10,000	10,015
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	5,000	5,056
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	25,000	25,201
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	33,911	23,665
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(6)	42,096	36,102
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% due 11/25/2036	50,000	34,478
UBS-Barclays Commercial Mtg. Trust Series BH3-C3, Class A4 3.09% due 08/10/2049(5)	50,000	51,967
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(5)	20,000	20,817
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,008
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(6)	40,579	36,572

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(5)	$15,000	$16,268
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(6)	2,269	2,273
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	49,195	48,815
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(6)	34,614	35,199
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	23,155	21,461
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	35,000	35,092
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(5)	20,000	21,474
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(5)	35,000	38,475
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	35,000	38,604
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	36,000	39,913
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	16,704
Total Asset Backed Securities (cost $3,281,336)		3,363,177
U.S. CORPORATE BONDS & NOTES — 7.6%
Aerospace/Defense — 0.0%
Raytheon Co. Senior Notes 3.13% due 10/15/2020	10,000	10,548
Raytheon Co. Senior Notes 3.15% due 12/15/2024	15,000	15,573
		26,121
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	5,000	4,913
Security Description	Principal Amount(11)	Value (Note 2)
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	$25,000	$26,420
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	32,877
		59,297
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	30,000	31,050
Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	25,000	25,181
Auction Houses/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	20,000	19,650
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	9,000	9,023
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	6,013
		15,036
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	15,900
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	41,600
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	80,000	80,653
Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	65,000	69,254
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	25,000	26,875
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	30,000	31,231
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	25,000	25,304
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	25,000	25,129

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	$20,000	$20,086
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	10,232
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	45,000	47,478
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	16,011
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	15,000	18,164
		289,764
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	31,000	31,039
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	23,446
		54,485
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	5,000	5,075
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,625
		15,700
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	9,000	10,102
Building-Heavy Construction — 0.0%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,997
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,650
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,363
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	15,000	14,962
		40,975
Security Description	Principal Amount(11)	Value (Note 2)
Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	$11,000	$11,247
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	16,091
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	15,000	17,260
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	15,000	15,448
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,399
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	25,000	25,004
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	10,000	10,303
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	11,131
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,889
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,019
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,390
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	15,000	15,386
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	17,940
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	17,235
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	5,000	6,172
		216,914
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	5,000	5,738
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	10,000	9,750

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	$10,000	$10,312
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,405
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	20,900
		56,105
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	27,000	16,740
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	10,000	9,875
Computers — 0.2%
Apple, Inc. Senior Notes 2.50% due 02/09/2025	40,000	39,145
Apple, Inc. Senior Notes 3.45% due 02/09/2045	50,000	47,462
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,630
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	32,818
		145,055
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	26,437
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,060
Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	12,000	12,214
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	10,000	10,081
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,639
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	25,000	27,502
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	20,000	20,071
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	$25,000	$25,857
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	110,000	124,673
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	27,777
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	13,335
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	45,000	45,479
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	37,000	41,986
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	11,479
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	15,000	19,552
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	31,262
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	28,000	36,765
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	11,000	11,030
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	20,000	20,276
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	34,000	34,772
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	25,000	25,168
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	11,000
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	30,000	34,235
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	41,981
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	100,000	121,769
Morgan Stanley Senior Notes 1.88% due 01/05/2018	50,000	50,342
Morgan Stanley Senior Notes 2.65% due 01/27/2020	25,000	25,348

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 3.70% due 10/23/2024	$70,000	$72,981
Morgan Stanley Senior Notes 4.30% due 01/27/2045	30,000	31,087
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	15,000	15,724
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	23,421
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	25,000	27,304
		1,011,110
Diversified Financial Services — 0.1%
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	12,000	12,128
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	30,000	34,890
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	41,000	53,010
		100,028
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	8,000	8,137
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	30,000	32,729
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,900
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,962
AES Corp. Senior Notes 8.00% due 10/15/2017	4,000	4,625
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,425
		34,912
Electric-Integrated — 0.3%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	10,000	10,507
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	16,000	16,173
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	$30,000	$30,910
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	48,097
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,227
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,278
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	4,000	4,497
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	10,652
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	20,284
		187,625
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	35,000	37,275
Finance-Auto Loans — 0.1%
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	30,000	30,800
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	42,128
		72,928
Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	27,750
Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	50,000	51,348
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,513
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,006
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	7,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	10,000	1
		12,521

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	$25,000	$25,531
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	5,000	5,067
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	20,000	20,462
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	6,000	6,226
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	3,000	3,152
		29,840
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	10,150
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	28,446
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,450
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,161
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,193
		9,354
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,404
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	5,000	5,133
		20,537
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	25,000	40,338
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	5,000	6,038
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Mutual (continued)
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$20,000	$32,812
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,154
		50,004
Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	10,000	10,224
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	55,000	55,824
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*	5,000	5,150
		60,974
Medical Instruments — 0.2%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	50,000	51,107
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	30,000	31,151
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	20,000	21,749
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	15,000	17,002
		121,009
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	10,000	10,123
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	12,000	12,060
		22,183
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	40,000	40,079
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	13,809
Celgene Corp. Senior Notes 4.63% due 05/15/2044	25,000	26,593
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	15,000	15,818
		56,220

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	$25,000	$25,036
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	25,000	25,293
Merck & Co., Inc. FRS Senior Notes 0.63% due 02/10/2020	50,000	50,202
		100,531
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	13,735
Medical-HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	25,000	25,243
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	25,000	25,365
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	28,674
		79,282
Medical-Hospitals — 0.1%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	5,000	5,150
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,135
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	4,000	4,320
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,890
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,134
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	35,000	37,100
		83,729
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	35,000	36,175
McKesson Corp. Senior Notes 1.40% due 03/15/2018	20,000	19,978
		56,153
Security Description	Principal Amount(11)	Value (Note 2)
Metal-Copper — 0.0%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	$10,000	$8,963
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	20,000	19,521
		28,484
Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	44,706
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	77,463
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	40,312
Time Warner, Inc. Company Guar. Notes 5.88% due 11/15/2016	15,000	16,151
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	4,000	4,503
		183,135
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	50,000	50,359
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	5,000	5,048
		55,407
Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	5,000	5,008
Anadarko Petroleum Corp. Senior Notes 6.95% due 06/15/2019	15,000	17,697
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	5,000	4,950
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	5,000	4,931
Hess Corp. Senior Notes 1.30% due 06/15/2017	10,000	9,914
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	20,000	25,028
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,398
		71,926

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	$20,000	$20,610
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,955
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	10,000	10,200
		13,155
Pipelines — 0.5%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	31,360
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	25,000	24,765
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	27,578
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	20,000	20,920
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	10,000	10,099
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	21,000	21,555
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	25,000	24,967
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,970
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	5,000	5,112
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	5,000	5,250
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	50,000	50,235
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	10,000	10,269
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	10,000	10,300
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	$4,000	$4,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	10,000	10,350
Williams Partners LP Senior Notes 3.60% due 03/15/2022	25,000	24,922
Williams Partners LP Senior Notes 3.90% due 01/15/2025	50,000	48,887
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	14,967
		348,606
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	20,000	20,950
Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	30,000	30,981
American Tower Corp. Senior Notes 3.45% due 09/15/2021	30,000	30,623
American Tower Corp. Senior Notes 5.00% due 02/15/2024	15,000	16,402
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	10,000	10,170
Duke Realty LP Senior Notes 3.75% due 12/01/2024	10,000	10,264
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,828
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,227
HCP, Inc. Senior Notes 4.20% due 03/01/2024	25,000	26,146
HCP, Inc. Senior Notes 6.00% due 01/30/2017	10,000	10,800
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	26,842
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	16,000	18,033

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	$35,000	$36,062
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,961
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,232
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	45,000	46,712
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	50,000	50,132
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	10,000	10,563
Ventas Realty LP Company Guar. Notes 3.50% due 02/01/2025	10,000	10,041
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	10,109
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	5,000	5,520
		392,648
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	13,485
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	10,000	10,025
Retail-Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	35,000	39,057
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,468	5,255
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,306	9,825
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	28,736	35,727
		50,807
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	21,150
Security Description	Principal Amount(11)	Value (Note 2)
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	$27,000	$29,903
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	5,000	5,579
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	3,000	3,123
		8,702
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,920
ADT Corp. Senior Notes 6.25% due 10/15/2021	35,000	37,275
		48,195
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,275
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,104
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	10,000	9,844
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	15,000	15,230
		50,178
Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	15,000	15,360
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024	25,000	25,584
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	52,000	51,602
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	10,000	10,187
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	12,147
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	15,000	14,932
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	43,000	42,112

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	$5,000	$6,511
		178,435
Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	5,000	5,067
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	10,000	9,985
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	10,149
		25,201
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,217
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,007
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,719
		42,943
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	25,000	25,812
Total U.S. Corporate Bonds & Notes (cost $5,166,273)		5,385,898
FOREIGN CORPORATE BONDS & NOTES — 1.4%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	110,073
Credit Suisse Sub. Notes 5.40% due 01/14/2020	34,000	38,324
		148,397
Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	18,000	17,983
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	50,000	53,784
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	4,000	4,029
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	$7,000	$7,784
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,631
		89,211
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	14,000	10,342
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	10,000	9,672
		20,014
E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	200,646
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,199
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	10,000	10,133
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	10,000	9,925
Medical-Generic Drugs — 0.3%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	75,000	76,014
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	65,000	66,501
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	40,000	41,281
		183,796
Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	25,000	28,721
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	9,100
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,520

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	$10,000	$14,145
		57,486
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.67% due 02/13/2018	40,000	40,189
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	15,000	15,257
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	10,000	10,173
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	15,000	15,136
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	23,201
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	20,000	20,486
		124,442
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	5,000	5,056
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	5,000	5,094
		10,150
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	5,000	5,069
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	2,190
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	30,573
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	16,000	16,278
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	34,000	35,596
Security Description	Principal Amount(11)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	$12,000	$12,451
		94,898
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,803
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	50,000	49,327
		63,130
Total Foreign Corporate Bonds & Notes (cost $1,006,426)		1,021,686
MUNICIPAL BONDS & NOTES — 0.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	20,000	25,782
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	45,074
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	11,000	13,143
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	75,000	30,378
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	25,000	10,126
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,513
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,901
State of California General Obligation Bonds 7.55% due 04/01/2039	45,000	70,519
State of California General Obligation Bonds 7.63% due 03/01/2040	25,000	38,967
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	5,000	5,057

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Municipal Bonds & Notes (continued)
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	$15,000	$16,423
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	15,000	16,797
Total Municipal Bonds & Notes (cost $284,482)		307,680
U.S. GOVERNMENT AGENCIES — 9.4%
Federal Home Loan Mtg. Corp. — 0.9%
1.89% due 02/01/2037 FRS	2,277	2,399
2.50% due 01/01/2028	5,606	5,763
2.50% due 04/01/2028	16,131	16,578
3.00% due 10/01/2042	13,297	13,631
3.00% due 11/01/2042	6,827	6,983
3.00% due 02/01/2043	22,304	22,805
3.00% due 08/01/2043	104,612	106,985
3.50% due 03/01/2042	4,630	4,863
3.50% due 09/01/2043	49,563	52,253
3.50% due April 30 TBA	200,000	209,605
4.00% due 09/01/2040	8,365	8,965
4.50% due 01/01/2039	1,568	1,705
5.00% due 07/01/2021	34,613	36,609
5.50% due 07/01/2034	5,968	6,730
6.00% due 08/01/2036	8,120	9,216
6.50% due 05/01/2029	1,084	1,259
6.50% due 05/01/2036	33	38
7.50% due 08/01/2023	104	114
7.50% due 04/01/2028	1,088	1,314
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(6)	1,542	1,565
Series 1577, Class PK 6.50% due 09/15/2023(6)	3,544	3,905
Series 1226, Class Z 7.75% due 03/15/2022(6)	470	505
Freddie Mac Multifamily Mgt. Trust VRS Series 2013-K502, Class B 2.72% due 03/25/2045*(5)	20,000	20,303
Series 2014-K503, Class B 3.01% due 10/25/2047*(5)	20,000	20,275
Series 2012-K706, Class B 4.03% due 11/25/2044*(5)	20,000	21,152
Series 2010-K8, Class B 5.24% due 09/25/2043*(5)	25,000	28,136
		603,656
Federal National Mtg. Assoc. — 7.0%
2.10% due 05/01/2037 FRS	4,118	4,377
2.50% due April 15 TBA	100,000	102,703
2.50% due 02/01/2043	92,412	91,481
2.64% due 03/01/2027	25,000	25,245
2.78% due 03/01/2027	21,000	21,477
2.99% due 10/01/2040 FRS	4,433	4,740
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due 01/01/2028	$15,922	$16,710
3.00% due May 15 TBA	100,000	104,633
3.00% due April 30 TBA	1,200,000	1,226,813
3.13% due 02/01/2027	45,000	47,068
3.50% due 08/01/2026	19,125	20,314
3.50% due 09/01/2026	18,760	20,016
3.50% due 10/01/2028	21,229	22,726
3.50% due April 30 TBA	700,000	735,219
3.50% due May 30 TBA	500,000	523,887
4.00% due 11/01/2025	3,255	3,513
4.00% due 09/01/2040	8,848	9,486
4.00% due 11/01/2040	2,417	2,591
4.00% due 12/01/2040	32,099	34,429
4.00% due 10/01/2041	11,749	12,591
4.00% due 11/01/2041	12,549	13,442
4.00% due 01/01/2042	13,888	14,910
4.00% due 12/01/2043	27,261	29,635
4.00% due April 30 TBA	300,000	320,766
4.50% due 11/01/2022	12,984	13,720
4.50% due 01/01/2039	3,993	4,357
4.50% due 06/01/2039	40,396	44,592
4.50% due 09/01/2039	7,562	8,265
4.50% due 09/01/2040	17,036	18,659
4.50% due 05/01/2041	7,811	8,558
4.50% due April 30 TBA	300,000	327,281
4.50% due May 30 TBA	100,000	108,820
4.86% due 11/01/2015	60,339	60,614
5.00% due 06/01/2019	664	704
5.00% due 05/01/2035	1,300	1,446
5.00% due 06/01/2040	60,686	67,930
5.00% due 07/01/2040	14,385	16,001
5.00% due April 30 TBA	400,000	444,781
5.50% due 11/01/2020	3,794	4,045
5.50% due 04/01/2021	66,117	72,372
5.50% due 12/01/2029	2,175	2,447
5.50% due 06/01/2035	152,824	174,437
5.50% due 08/01/2037	22,488	25,305
5.50% due 06/01/2038	12,272	13,942
6.00% due 06/01/2017	1,534	1,590
6.00% due 12/01/2033	9,322	10,709
6.00% due 05/01/2034	717	824
6.00% due 06/01/2040	310	354
6.00% due April 30 TBA	100,000	114,078
6.50% due 08/01/2017	3,206	3,301
6.50% due 10/01/2037	389	446
7.00% due 06/01/2037	10,777	12,559
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	12,415	12,482
		4,983,391
Government National Mtg. Assoc. — 1.5%
3.50% due April 30 TBA	200,000	210,445
3.50% due May 30 TBA	100,000	104,973
4.00% due 09/15/2041	399,717	434,967
4.50% due 06/15/2041	238,092	263,571
6.00% due 11/15/2031	50,080	57,088
7.00% due 05/15/2033	9,508	11,478

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
8.50% due 11/15/2017		$158	$167
9.00% due 11/15/2021		136	157
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(6)		210	241
Series 2005-74, Class HC 7.50% due 09/16/2035(6)		2,638	3,068
			1,086,155
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		6,000	6,114
Total U.S. Government Agencies (cost $6,566,518)			6,679,316
U.S. GOVERNMENT TREASURIES — 3.7%
United States Treasury Bonds — 1.4%
2.50% due 02/15/2045		518,000	513,225
3.00% due 11/15/2044		125,000	136,963
3.13% due 08/15/2044		45,000	50,418
3.38% due 05/15/2044		66,000	77,318
4.38% due 02/15/2038(8)		40,000	53,575
4.38% due 11/15/2039(8)		145,000	195,319
			1,026,818
United States Treasury Notes — 2.3%
0.25% due 01/15/2025 TIPS		656,162	660,673
0.88% due 09/15/2016		510,000	513,267
0.88% due 04/30/2017		145,000	145,827
0.88% due 11/15/2017		315,000	315,837
			1,635,604
Total U.S. Government Treasuries (cost $2,560,179)			2,662,422
FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(9)	BRL	126,172	40,331
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2055(9)	BRL	77,248	23,500
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	7,035
Government of Romania Bonds 5.85% due 04/26/2023	RON	30,000	8,708
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(9)	UYU	649,061	24,716
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	190,743	7,327
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		25,000	26,000
Security Description	Shares/ Principal Amount(11)		Value (Note 2)
Sovereign (continued)
Republic of Chile Bonds 3.00% due 01/01/2040(9)	CLP	$12,311,390	$25,321
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	41,498,964	13,979
Republic of Colombia Bonds 3.50% due 03/10/2021(9)	COP	21,841,560	8,755
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	4,950,000	9,194
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	319,000,000	25,898
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	205,000	17,062
Republic of Venezuela Bonds 7.00% due 03/31/2038		25,000	8,500
Russian Federation Bonds 7.50% due 02/27/2019	RUB	825,000	12,247
United Mexican States Senior Notes 4.75% due 03/08/2044		38,000	39,900
United Mexican States Bonds 5.00% due 12/11/2019	MXN	823,400	53,335
United Mexican States Bonds 7.75% due 11/13/2042	MXN	341,300	25,940
Total Foreign Government Obligations (cost $399,549)			377,748
OPTIONS — PURCHASED†(1)(10) — 0.0%
Call Options-Purchased	HKD	395,000	130
Call Options-Purchased	MYR	60,000	108
Call Options-Purchased	EUR	15,000	112
Call Options-Purchased	RUB	1,000,000	2
Call Options-Purchased	BRL	90,000	2
Total Options — Purchased (cost $2,039)			354
Total Long-Term Investment Securities (cost $61,191,870)			72,401,181
SHORT-TERM INVESTMENT SECURITIES — 0.7%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2015 (cost $524,000)		$524,000	524,000
REPURCHASE AGREEMENTS — 5.1%
Bank of America Securities LLC Joint Repurchase Agreement(12)		680,000	680,000

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Barclays Capital, Inc. Joint Repurchase Agreement(12)	$680,000	$680,000
BNP Paribas SA Joint Repurchase Agreement(12)	680,000	680,000
Deutsche Bank AG Joint Repurchase Agreement(12)	820,000	820,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(12)	790,000	790,000
Total Repurchase Agreements (cost $3,650,000)		3,650,000
TOTAL INVESTMENTS (cost $65,365,870)(13)	107.0%	76,575,181
Liabilities in excess of other assets	(7.0)	(5,006,977)
NET ASSETS	100.0%	$71,568,204

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $1,437,903 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $1,366 representing 0.0% of net assets.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Multi-Managed Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	2	$0	$1,009	$504.60	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  Interest Only

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  Principal amount of security is adjusted for inflation.

(10)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at March 31, 2015	Appreciation (Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	90,000	$667	$2	$(665)
Call option to buy Euro Dollars in exchange for U.S. dollars with Bank of America N.A.	August 2015	1.14	EUR	15,000	482	112	(370)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	395,000	173	130	(43)
Call option to buy Malaysian Ringgit in exchange for U.S. dollars with Goldman Sachs International.	May 2015	3.65	MYR	60,000	356	108	(248)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	1,000,000	361	2	(359)
					$2,039	$354	$(1,685)

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CRC — Costa Rican Colón

CVR — Contingent Value Rights

EUR — Euro Dollar

HDK — Hong Kong Dollar

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
1	Short	Long Gilt	June 2015	$175,731	$179,121	$(3,390)
5	Long	Russell 2000 Mini Index	June 2015	613,095	624,450	11,355
2	Long	U.S. Treasury 2YR Notes	June 2015	438,233	438,312	79
17	Long	U.S. Treasury 5YR Notes	June 2015	2,029,700	2,043,586	13,886
25	Short	U.S. Treasury 10YR Notes	June 2015	3,187,254	3,222,656	(35,402)
1	Short	U.S. Ultra Bonds	June 2015	168,258	169,875	(1,617)
						$(15,089)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CLP	7,900,000	USD	12,624	06/17/2015	$63	$—
	COP	9,625,000	USD	3,651	06/17/2015	—	(29)
	USD	11,006	EUR	10,000	04/15/2015	—	(262)
	USD	5,508	EUR	5,000	06/17/2015	—	(131)
						63	(422)
Barclays Bank PLC	EUR	35,000	USD	36,924	06/17/2015	—	(714)
BNP Paribas SA	CZK	450,000	USD	18,156	06/17/2015	607	—
	USD	16,633	EUR	15,000	06/17/2015	—	(503)
	USD	23,744	RON	100,000	06/17/2015	560	—
	USD	22,782	NGN	4,135,000	10/08/2015	—	(3,478)
						1,167	(3,981)
Citibank N.A.	EUR	10,000	USD	12,935	09/18/2015	2,164	—
	NGN	4,135,000	USD	18,136	10/08/2015	—	(1,169)
	RON	100,000	USD	23,740	06/17/2015	—	(564)
	USD	10,078	RSD	1,000,000	09/18/2015	—	(1,403)
						2,164	(3,136)
Deutsche Bank AG	EUR	20,000	USD	21,015	04/15/2015	—	(474)
	USD	18,047	INR	1,140,000	04/15/2015	129	—
	USD	8,108	MYR	30,000	06/17/2015	—	(61)
						129	(535)
Goldman Sachs International	CNY	700,000	USD	113,966	04/02/2015	1,158	—
	HKD	200,000	USD	25,792	03/03/2016	4	—
	USD	113,526	CNY	700,000	04/02/2015	—	(718)
						1,162	(718)
HSBC Bank USA, N.A.	USD	25,686	IDR	347,149,000	06/17/2015	385	—
JPMorgan Chase Bank	COP	22,284,000	USD	8,394	06/17/2015	—	(126)
	KZT	3,019,000	USD	15,095	05/18/2015	—	(328)
	USD	18,437	MXN	280,000	06/17/2015	—	(162)
						—	(616)

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	BRL	55,000	USD	17,145	04/02/2015	$—	$(88)
	MXN	430,000	USD	27,547	06/17/2015	—	(518)
	USD	16,850	BRL	55,000	04/02/2015	383	—
						383	(606)
Royal Bank of Canada	MXN	430,000	USD	27,554	06/17/2015	—	(512)
Standard Chartered Bank	USD	7,355	COP	19,300,000	06/17/2015	24	—
Toronto Dominion Bank	CAD	35,000	USD	27,748	06/17/2015	181	—
UBS AG	BRL	115,000	USD	39,683	04/02/2015	3,651	—
	BRL	60,000	USD	18,654	05/05/2015	—	(33)
	COP	18,191,000	USD	6,906	06/17/2015	—	(49)
	USD	35,953	BRL	115,000	04/02/2015	79	—
						3,730	(82)
Net Unrealized Appreciation(Depreciation)						$9,388	$(11,322)

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
COP — Colombina Peso
CNY — Chinese Yuan
CZK — Czech Republic Koruna
EUR — Euro Dollar
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
USD — United States Dollar

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/19	Goldman Sachs International	0.89%	$15,000	$(74)	$498	$(572)
Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/19	Goldman Sachs International	4.07	30,000	3,797	6,152	(2,355)
						$3,723	$6,650	$(2,927)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$3,100,198	$—	$0	$3,100,198
Television	352,090	—	1,009	353,099
Other Industries	48,798,665	—	—	48,798,665
Preferred Securities/Capital Securities	—	350,938	—	350,938
Asset Backed Securities	—	3,363,177	—	3,363,177
U.S. Corporate Bonds & Notes	—	5,385,898	—	5,385,898
Foreign Corporate Bonds & Notes	—	1,021,686	—	1,021,686
Municipal Bond & Notes	—	307,680	—	307,680
U.S. Government Agencies	—	6,679,316	—	6,679,316
U.S. Government Treasuries	—	2,662,422	—	2,662,422
Foreign Government Obligations	—	377,748	—	377,748
Options-Purchased	354	—	—	354
Short-Term Investment Securities	—	524,000	—	524,000
Repurchase Agreements	—	3,650,000	—	3,650,000
Total Investments at Value	$52,251,307	$24,322,865	$1,009	$76,575,181
Other Financial Instruments:†
Open Futures Contracts	$25,320	$—	$—	$25,320
Open Forward Foreign Currency Contracts	—	9,388	—	9,388
Total Other Financial Instruments	$25,320	$9,388	$—	$34,708
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$40,409	$—	$—	$40,409
Open Forward Foreign Currency Contracts	—	11,322	—	11,322
Over the Counter Credit Default Swaps on Corporate and
Sovereign Issues-Buy Protection	—	2,927	—	2,927
Total Other Financial Instruments	$40,409	$14,249	$—	$54,658

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	11.5%
Federal National Mtg. Assoc.	10.9
Repurchase Agreements	9.2
Medical-Biomedical/Gene	3.7
Medical-Drugs	3.3
Real Estate Investment Trusts	3.1
Government National Mtg. Assoc.	3.0
Diversified Banking Institutions	2.8
Computers	2.7
Banks-Commercial	2.7
Federal Home Loan Mtg. Corp.	1.6
Multimedia	1.6
Cable/Satellite TV	1.5
United States Treasury Notes	1.5
Web Portals/ISP	1.4
United States Treasury Bonds	1.2
Diversified Manufacturing Operations	1.1
Retail-Restaurants	1.1
Medical Instruments	1.1
Semiconductor Components-Integrated Circuits	1.0
Computer Services	1.0
Finance-Credit Card	1.0
Electronic Components-Semiconductors	0.9
Sovereign	0.9
Cosmetics & Toiletries	0.9
Oil Companies-Exploration & Production	0.9
Enterprise Software/Service	0.9
Transport-Rail	0.9
E-Commerce/Products	0.9
Electric-Integrated	0.8
Internet Content-Entertainment	0.8
Pipelines	0.8
Retail-Building Products	0.8
Food-Retail	0.8
Metal Processors & Fabrication	0.8
Oil-Field Services	0.8
Commercial Services-Finance	0.7
Electronic Components-Misc.	0.7
Oil Refining & Marketing	0.7
Chemicals-Diversified	0.6
Airlines	0.6
Finance-Investment Banker/Broker	0.6
Wireless Equipment	0.6
Time Deposits	0.6
Banks-Super Regional	0.6
Telephone-Integrated	0.6
Municipal Bonds & Notes	0.6
Cellular Telecom	0.5
Industrial Gases	0.5
Instruments-Controls	0.5
Electronic Connectors	0.5
Telecom Services	0.5
Computer Aided Design	0.5
Aerospace/Defense-Equipment	0.5
Food-Confectionery	0.5
Beverages-Non-alcoholic	0.5
Retail-Major Department Stores	0.5
Auto/Truck Parts & Equipment-Original	0.4
Medical-Generic Drugs	0.4
E-Commerce/Services	0.4
Containers-Metal/Glass	0.4%
Athletic Footwear	0.4
Agricultural Chemicals	0.4
Retail-Auto Parts	0.4
Tobacco	0.4
Food-Wholesale/Distribution	0.4
Television	0.4
Machinery-General Industrial	0.4
Applications Software	0.4
Insurance Brokers	0.4
Engineering/R&D Services	0.3
Retail-Gardening Products	0.3
Oil Companies-Integrated	0.3
Savings & Loans/Thrifts	0.3
Medical Information Systems	0.3
Medical-HMO	0.3
Semiconductor Equipment	0.3
Finance-Auto Loans	0.3
Retail-Drug Store	0.3
Energy-Alternate Sources	0.3
Electric-Transmission	0.3
Electronic Design Automation	0.3
Pharmacy Services	0.3
Transactional Software	0.3
Insurance-Property/Casualty	0.3
Steel-Producers	0.3
Gas-Distribution	0.3
Entertainment Software	0.3
Transport-Services	0.3
Apparel Manufacturers	0.2
Retail-Perfume & Cosmetics	0.2
Hotels/Motels	0.2
Investment Management/Advisor Services	0.2
Retail-Catalog Shopping	0.2
Finance-Consumer Loans	0.2
Retail-Mail Order	0.2
Telecommunication Equipment	0.2
Insurance-Life/Health	0.2
Medical Products	0.2
Electronic Measurement Instruments	0.2
Human Resources	0.2
Real Estate Management/Services	0.2
Retail-Apparel/Shoe	0.2
Retail-Video Rentals	0.2
Retail-Regional Department Stores	0.2
Banks-Fiduciary	0.2
Therapeutics	0.2
Finance-Other Services	0.2
Casino Hotels	0.2
Chemicals-Specialty	0.2
Transport-Truck	0.2
Footwear & Related Apparel	0.2
Distribution/Wholesale	0.2
Real Estate Operations & Development	0.2
Computer Software	0.2
Medical-Hospitals	0.2
Retail-Jewelry	0.2
Containers-Paper/Plastic	0.2
Schools	0.2
Beverages-Wine/Spirits	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Insurance-Multi-line	0.1%
Filtration/Separation Products	0.1
Medical-Wholesale Drug Distribution	0.1
Toys	0.1
Computers-Memory Devices	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Data Processing/Management	0.1
Retail-Hair Salons	0.1
Building-Heavy Construction	0.1
Trucking/Leasing	0.1
Building Societies	0.1
Security Services	0.1
Networking Products	0.1
Insurance-Mutual	0.1
Retail-Bookstores	0.1
Non-Hazardous Waste Disposal	0.1
Poultry	0.1
Printing-Commercial	0.1
Telecom Equipment-Fiber Optics	0.1
Electric-Generation	0.1
Food-Misc./Diversified	0.1
Building & Construction Products-Misc.	0.1
Internet Application Software	0.1
Finance-Leasing Companies	0.1
Vitamins & Nutrition Products	0.1
Paper & Related Products	0.1
Engines-Internal Combustion	0.1
Building-Residential/Commercial	0.1
Electronic Security Devices	0.1
Lasers-System/Components	0.1
Metal-Copper	0.1
Research & Development	0.1
Independent Power Producers	0.1
Publishing-Newspapers	0.1
Publishing-Books	0.1
Retail-Appliances	0.1
Broadcast Services/Program	0.1
Commercial Services	0.1
Brewery	0.1
Office Supplies & Forms	0.1
MRI/Medical Diagnostic Imaging	0.1
Home Furnishings	0.1
Financial Guarantee Insurance	0.1
Aerospace/Defense	0.1
Diversified Minerals	0.1
Web Hosting/Design	0.1
Retail-Discount	0.1
Auction Houses/Art Dealers	0.1
Internet Telephone	0.1
113.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.9%
Advertising Services — 0.0%
Marchex, Inc., Class B	13,375	$54,570
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	8,700	267,090
United Technologies Corp.	3,250	380,900
		647,990
Agricultural Chemicals — 0.3%
Monsanto Co.	3,362	378,359
Airlines — 0.6%
Alaska Air Group, Inc.	4,125	272,992
United Continental Holdings, Inc.†	8,880	597,180
		870,172
Apparel Manufacturers — 0.2%
Carter's, Inc.	3,638	336,406
Applications Software — 0.3%
NetSuite, Inc.†	1,274	118,176
salesforce.com, Inc.†	3,879	259,156
		377,332
Athletic Equipment — 0.0%
Nautilus, Inc.†	2,825	43,138
Athletic Footwear — 0.4%
NIKE, Inc., Class B	5,674	569,272
Audio/Video Products — 0.0%
VOXX International Corp.†	3,475	31,831
Auto/Truck Parts & Equipment-Original — 0.4%
Dana Holding Corp.	11,375	240,695
Delphi Automotive PLC	3,610	287,861
Tower International, Inc.†	2,575	68,495
		597,051
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	7,725	176,439
Banks-Commercial — 1.4%
1st Source Corp.	950	30,524
BancFirst Corp.	1,825	111,288
BancorpSouth, Inc.	4,025	93,460
Banner Corp.	950	43,605
BBCN Bancorp, Inc.	1,325	19,173
Capital Bank Financial Corp., Class A†	4,150	114,581
Cathay General Bancorp Class B	1,575	44,809
Central Pacific Financial Corp.	9,950	228,551
Chemical Financial Corp.	625	19,600
Citizens & Northern Corp.	425	8,577
City Holding Co.	1,000	47,030
CoBiz Financial, Inc.	1,075	13,244
CVB Financial Corp.	6,800	108,392
East West Bancorp, Inc.	118	4,774
First Commonwealth Financial Corp.	10,875	97,875
First Financial Bancorp	225	4,007
First Interstate BancSystem, Inc.	800	22,256
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
FNB Corp.	2,475	$32,522
Guaranty Bancorp	675	11,448
MainSource Financial Group, Inc.	650	12,766
National Penn Bancshares, Inc.	1,125	12,116
OFG Bancorp	4,350	70,992
PacWest Bancorp	5,776	270,837
Sierra Bancorp	450	7,515
Simmons First National Corp., Class A	1,125	51,154
Southside Bancshares, Inc.	275	7,890
Southwest Bancorp, Inc.	1,300	23,127
Suffolk Bancorp	2,122	50,419
Susquehanna Bancshares, Inc.	2,275	31,190
TCF Financial Corp.	4,050	63,666
UMB Financial Corp.	625	33,056
Union Bankshares Corp.	6,234	138,457
Webster Financial Corp.	375	13,894
West Bancorporation, Inc.	1,775	35,305
Westamerica Bancorporation	500	21,605
Wilshire Bancorp, Inc.	3,800	37,886
		1,937,591
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	1,400	24,822
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	6,506	622,104
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,211	199,764
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,400	80,108
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	4,200	68,922
Trex Co., Inc.†	375	20,449
		89,371
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	19,030	1,074,624
Time Warner Cable, Inc.	2,121	317,896
		1,392,520
Casino Hotels — 0.2%
Las Vegas Sands Corp.	4,816	265,073
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	18,225	577,550
Chemicals-Diversified — 0.6%
LyondellBasell Industries NV, Class A	4,385	385,003
PPG Industries, Inc.	2,184	492,579
		877,582
Chemicals-Specialty — 0.2%
Minerals Technologies, Inc.	2,775	202,852
OM Group, Inc.	1,950	58,559
		261,411

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Coal — 0.0%
Cloud Peak Energy, Inc.†	950	$5,529
SunCoke Energy, Inc.	2,350	35,109
		40,638
Commercial Services — 0.1%
HMS Holdings Corp.†	4,600	71,070
Medifast, Inc.†	250	7,493
		78,563
Commercial Services-Finance — 0.7%
EVERTEC, Inc.	625	13,663
Heartland Payment Systems, Inc.	1,125	52,706
MasterCard, Inc., Class A	9,996	863,554
MoneyGram International, Inc.†	2,100	18,144
Vantiv, Inc., Class A†	1,000	37,700
		985,767
Computer Aided Design — 0.5%
ANSYS, Inc.†	3,983	351,261
Aspen Technology, Inc.†	8,550	329,089
		680,350
Computer Data Security — 0.0%
Qualys, Inc.†	425	19,754
Varonis Systems, Inc.†	811	20,810
		40,564
Computer Services — 1.0%
Amdocs, Ltd.	10,953	595,843
Engility Holdings, Inc.	2,325	69,843
IHS, Inc., Class A†	2,657	302,260
Insight Enterprises, Inc.†	625	17,825
Manhattan Associates, Inc.†	1,900	96,159
Science Applications International Corp.	3,350	172,023
Unisys Corp.†	3,900	90,519
		1,344,472
Computer Software — 0.2%
AVG Technologies NV†	11,150	241,397
Computers — 2.5%
Apple, Inc.	27,686	3,444,969
Computers-Memory Devices — 0.1%
EMC Corp.	7,167	183,189
Consulting Services — 0.0%
CRA International, Inc.†	500	15,560
Consumer Products-Misc. — 0.0%
CSS Industries, Inc.	1,200	36,180
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	10,715	578,824
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	15,550	226,097
Cosmetics & Toiletries — 0.9%
Colgate-Palmolive Co.	11,914	826,117
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries (continued)
Estee Lauder Cos., Inc., Class A	4,912	$408,482
Inter Parfums, Inc.	325	10,601
		1,245,200
Data Processing/Management — 0.1%
Fair Isaac Corp.	1,450	128,644
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	7,300	56,648
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,150	14,444
Distribution/Wholesale — 0.2%
United Stationers, Inc.	5,850	239,791
Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	4,619	303,284
Blount International, Inc.†	825	10,626
Colfax Corp.†	10,144	484,173
Danaher Corp.	4,074	345,883
Dover Corp.	5,316	367,442
Park-Ohio Holdings Corp.	450	23,701
		1,535,109
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	1,925	20,213
Revance Therapeutics, Inc.†	700	14,511
		34,724
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	2,248	836,481
E-Commerce/Services — 0.4%
Priceline Group, Inc.†	502	584,403
Electric-Distribution — 0.0%
EnerNOC, Inc.†	3,250	37,050
Electric-Generation — 0.0%
Atlantic Power Corp.	12,675	35,617
Electric-Integrated — 0.3%
El Paso Electric Co.	1,900	73,416
NorthWestern Corp.	3,775	203,057
PNM Resources, Inc.	1,400	40,880
Portland General Electric Co.	3,775	140,015
		457,368
Electric-Transmission — 0.3%
Brookfield Infrastructure Partners LP	8,203	373,565
Electronic Components-Misc. — 0.7%
Benchmark Electronics, Inc.†	4,150	99,724
Sanmina Corp.†	2,725	65,918
Stoneridge, Inc.†	11,725	132,375
TE Connectivity, Ltd.	9,446	676,523
Vishay Intertechnology, Inc.	1,775	24,531
		999,071
Electronic Components-Semiconductors — 0.9%
Avago Technologies, Ltd.	2,106	267,420

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
DSP Group, Inc.†	1,650	$19,767
Fairchild Semiconductor International, Inc.†	13,950	253,611
Freescale Semiconductor, Ltd.†	7,415	302,235
OmniVision Technologies, Inc.†	1,000	26,370
PMC-Sierra, Inc.†	5,925	54,984
Xilinx, Inc.	7,953	336,412
		1,260,799
Electronic Connectors — 0.5%
Amphenol Corp., Class A	11,911	701,915
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	19,781	364,762
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	9,591	307,296
Electronic Security Devices — 0.1%
TASER International, Inc.†	4,850	116,934
Energy-Alternate Sources — 0.3%
First Solar, Inc.†	1,375	82,211
Renewable Energy Group, Inc.†	1,125	10,373
REX American Resources Corp.†	3,725	226,517
Vivint Solar, Inc.†	4,775	57,968
		377,069
Engineering/R&D Services — 0.3%
Argan, Inc.	3,950	142,872
EMCOR Group, Inc.	4,075	189,365
VSE Corp.	1,700	139,196
		471,433
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	5,975	122,727
Enterprise Software/Service — 0.9%
Inovalon Holdings, Inc., Class A†	1,400	42,294
ManTech International Corp., Class A	4,975	168,852
MedAssets, Inc.†	4,550	85,631
Oracle Corp.	16,980	732,687
Rally Software Development Corp.†	615	9,649
Tyler Technologies, Inc.†	1,310	157,894
		1,197,007
Entertainment Software — 0.2%
Take-Two Interactive Software, Inc.†	8,350	212,549
Filtration/Separation Products — 0.1%
Polypore International, Inc.†	3,350	197,315
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	175	34,125
Finance-Consumer Loans — 0.1%
Nelnet, Inc., Class A	1,700	80,444
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans (continued)
World Acceptance Corp.†	1,625	$118,495
		198,939
Finance-Credit Card — 0.9%
American Express Co.	3,802	297,012
Visa, Inc., Class A	13,581	888,333
		1,185,345
Finance-Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†	8,100	42,120
E*TRADE Financial Corp.†	10,442	298,171
FBR & Co.†	1,125	25,999
Investment Technology Group, Inc.†	8,950	271,275
LPL Financial Holdings, Inc.	4,135	181,361
		818,926
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	729	14,602
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	950	22,857
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	1,140	265,928
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	4,150	39,964
NMI Holdings, Inc., Class A†	3,975	29,773
		69,737
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	375	11,179
Food-Confectionery — 0.5%
Hershey Co.	6,341	639,870
Food-Misc./Diversified — 0.1%
B&G Foods, Inc.	1,375	40,466
Pinnacle Foods, Inc.	2,250	91,823
		132,289
Food-Retail — 0.8%
Ingles Markets, Inc., Class A	300	14,844
Kroger Co.	9,808	751,881
Smart & Final Stores, Inc.†	1,875	33,000
Whole Foods Market, Inc.	4,834	251,755
		1,051,480
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	12,208	460,608
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	7,300	245,791
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc.†	400	5,620
Gas-Distribution — 0.2%
AGL Resources, Inc.	875	43,444
Laclede Group, Inc.	1,125	57,622
New Jersey Resources Corp.	1,825	56,684
Piedmont Natural Gas Co., Inc.	1,075	39,678

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution (continued)
Southwest Gas Corp.	950	$55,262
		252,690
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,575	72,592
Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	4,031	336,588
Human Resources — 0.2%
Barrett Business Services, Inc.	2,550	109,242
Cross Country Healthcare, Inc.†	14,725	174,638
Monster Worldwide, Inc.†	3,400	21,556
		305,436
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	2,450	93,149
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,000	32,930
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	4,914	743,390
Instruments-Controls — 0.5%
Sensata Technologies Holding NV†	12,728	731,224
Watts Water Technologies, Inc., Class A	150	8,254
		739,478
Insurance Brokers — 0.3%
Aon PLC	4,044	388,709
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	4,475	130,357
CNO Financial Group, Inc.	7,675	132,163
Primerica, Inc.	950	48,355
Trupanion, Inc.†	445	3,560
		314,435
Insurance-Property/Casualty — 0.1%
Ambac Financial Group, Inc.†	300	7,260
Global Indemnity PLC†	375	10,406
Navigators Group, Inc.†	875	68,110
ProAssurance Corp.	1,375	63,126
Stewart Information Services Corp.	250	10,160
		159,062
Insurance-Reinsurance — 0.0%
Aspen Insurance Holdings, Ltd.	450	21,254
Internet Application Software — 0.1%
Bazaarvoice, Inc.†	11,650	65,823
Intralinks Holdings, Inc.†	6,050	62,557
		128,380
Internet Content-Entertainment — 0.8%
Facebook, Inc., Class A†	13,764	1,131,607
Security Description	Shares	Value (Note 2)
Internet Content-Information/News — 0.0%
WebMD Health Corp.†	1,250	$54,794
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	26,252	15,011
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	7,844	53,653
TeleCommunication Systems, Inc., Class A†	2,370	9,077
		62,730
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	780	285,355
Federated Investors, Inc., Class B	575	19,487
		304,842
Lasers-System/Components — 0.1%
Coherent, Inc.†	1,750	113,680
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	675	48,958
Machinery-Construction & Mining — 0.0%
Hyster-Yale Materials Handling, Inc.	425	31,148
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	1,375	62,343
Kadant, Inc.	2,250	118,372
Roper Industries, Inc.	1,841	316,652
		497,367
Medical Information Systems — 0.3%
athenahealth, Inc.†	2,653	316,742
Merge Healthcare, Inc.†	10,475	46,823
Quality Systems, Inc.	3,125	49,937
		413,502
Medical Instruments — 0.8%
Boston Scientific Corp.†	27,944	496,006
CONMED Corp.	2,025	102,242
NuVasive, Inc.†	1,950	89,681
SurModics, Inc.†	7,150	186,114
Thoratec Corp.†	4,125	172,796
		1,046,839
Medical Labs & Testing Services — 0.0%
Invitae Corp.†	3,350	56,146
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	1,200	36,804
Medical Products — 0.1%
Accuray, Inc.†	6,550	60,915
Wright Medical Group, Inc.†	4,850	125,130
		186,045
Medical-Biomedical/Gene — 3.5%
Alnylam Pharmaceuticals, Inc.†	1,375	143,577
Amgen, Inc.	7,165	1,145,325
Applied Genetic Technologies Corp.†	275	5,497
Ardelyx, Inc.†	850	11,127

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Atara Biotherapeutics, Inc.†	1,425	$59,237
Avalanche Biotechnologies, Inc.†	1,350	54,702
Bellicum Pharmaceuticals, Inc.†	2,275	52,712
Biogen Idec, Inc.†	3,028	1,278,543
Celgene Corp.†	8,456	974,808
Coherus Biosciences, Inc.†	2,000	61,160
Eleven Biotherapeutics, Inc.†	775	6,913
Karyopharm Therapeutics, Inc.†	275	8,418
Kite Pharma, Inc.†	325	18,746
MacroGenics, Inc.†	1,400	43,918
Merrimack Pharmaceuticals, Inc.†	3,650	43,362
Prothena Corp. PLC†	2,100	80,094
PTC Therapeutics, Inc.†	1,425	86,711
Regeneron Pharmaceuticals, Inc.†	1,006	454,189
Sage Therapeutics, Inc.†	150	7,535
Spark Therapeutics, Inc.†	1,000	77,500
Synageva BioPharma Corp.†	725	70,709
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	0
Ultragenyx Pharmaceutical, Inc.†	300	18,627
Versartis, Inc.†	1,650	30,310
XOMA Corp.†	8,875	32,305
		4,766,025
Medical-Drugs — 3.1%
ACADIA Pharmaceuticals, Inc.†	3,650	118,953
Adamas Pharmaceuticals, Inc.†	1,350	23,612
Auspex Pharmaceuticals, Inc.†	150	15,041
Bristol-Myers Squibb Co.	10,235	660,157
ChemoCentryx, Inc.†	2,300	17,365
Chimerix, Inc.†	1,200	45,228
Dicerna Pharmaceuticals, Inc.†	650	15,620
Eli Lilly & Co.	6,115	444,255
Endo International PLC†	7,838	703,069
FibroGen, Inc.†	875	27,457
Immune Design Corp.†	2,225	46,970
Infinity Pharmaceuticals, Inc.†	3,175	44,386
Ironwood Pharmaceuticals, Inc.†	19,866	317,856
Jazz Pharmaceuticals PLC†	2,026	350,073
Johnson & Johnson	3,139	315,783
Lannett Co., Inc.†	525	35,548
Mallinckrodt PLC†	6,176	782,190
Pacira Pharmaceuticals, Inc.†	1,250	111,062
Prestige Brands Holdings, Inc.†	2,475	106,153
Sagent Pharmaceuticals, Inc.†	3,075	71,494
Tokai Pharmaceuticals, Inc.†	2,300	25,990
ZS Pharma Inc†	275	11,572
		4,289,834
Security Description	Shares	Value (Note 2)
Medical-Generic Drugs — 0.0%
Amphastar Pharmaceuticals, Inc.†	2,350	$35,156
Medical-HMO — 0.2%
Centene Corp.†	3,000	212,070
Molina Healthcare, Inc.†	900	60,561
		272,631
Medical-Nursing Homes — 0.0%
Genesis Healthcare, Inc.†	800	5,696
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	325	5,674
Precision Castparts Corp.	2,856	599,760
Rexnord Corp.†	16,508	440,599
		1,046,033
MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	325	7,209
Surgical Care Affiliates, Inc.†	1,950	66,943
		74,152
Multimedia — 1.2%
Demand Media, Inc.†	8,075	46,189
Twenty-First Century Fox, Inc., Class A	24,674	834,968
Walt Disney Co.	7,627	799,996
		1,681,153
Networking Products — 0.1%
Arista Networks, Inc.†	375	26,449
Polycom, Inc.†	8,950	119,930
		146,379
Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	9,075	75,413
Oil Companies-Exploration & Production — 0.6%
Anadarko Petroleum Corp.	6,940	574,701
Bill Barrett Corp.†	20,025	166,208
Comstock Resources, Inc.	1,425	5,087
Isramco, Inc.†	75	9,435
Stone Energy Corp.†	1,350	19,818
VAALCO Energy, Inc.†	7,050	17,273
		792,522
Oil Refining & Marketing — 0.7%
Adams Resources & Energy, Inc.	325	21,843
Alon USA Energy, Inc.	1,550	25,683
Phillips 66	6,013	472,622
Valero Energy Corp.	6,437	409,522
Western Refining, Inc.	725	35,808
		965,478
Oil-Field Services — 0.8%
Baker Hughes, Inc.	7,930	504,189
Basic Energy Services, Inc.†	6,450	44,698
Exterran Holdings, Inc.	2,075	69,658
NOW, Inc.†	11,237	243,169
Pioneer Energy Services Corp.†	4,875	26,423

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil-Field Services (continued)
SEACOR Holdings, Inc.†	2,000	$139,340
		1,027,477
Paper & Related Products — 0.1%
Domtar Corp.	750	34,665
Resolute Forest Products, Inc.†	3,400	58,650
		93,315
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	4,161	361,050
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	950	42,142
Poultry — 0.1%
Pilgrim's Pride Corp.	3,075	69,465
Sanderson Farms, Inc.	825	65,711
		135,176
Printing-Commercial — 0.1%
Deluxe Corp.	1,950	135,096
Protection/Safety — 0.0%
Landauer, Inc.	1,325	46,561
Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	4,300	100,964
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	9,650	30,591
Radio — 0.0%
Radio One, Inc., Class D†	2,650	8,162
Real Estate Investment Trusts — 2.4%
American Assets Trust, Inc.	1,750	75,740
American Tower Corp.	9,725	915,609
Anworth Mtg. Asset Corp.	6,425	32,703
Ashford Hospitality Prime, Inc.	180	3,019
Ashford Hospitality Trust, Inc.	750	7,215
Associated Estates Realty Corp.	375	9,255
BioMed Realty Trust, Inc.	950	21,527
Capstead Mtg. Corp.	13,825	162,720
CBL & Associates Properties, Inc.	1,900	37,620
Chambers Street Properties	2,325	18,321
CoreSite Realty Corp.	5,675	276,259
Cousins Properties, Inc.	500	5,300
CYS Investments, Inc.	26,650	237,452
DCT Industrial Trust, Inc.	893	30,951
DiamondRock Hospitality Co.	1,850	26,141
EastGroup Properties, Inc.	1,050	63,147
EPR Properties	1,125	67,534
Equity LifeStyle Properties, Inc.	675	37,091
FelCor Lodging Trust, Inc.	1,000	11,490
First Industrial Realty Trust, Inc.	700	15,001
Franklin Street Properties Corp.	1,600	20,512
Gladstone Commercial Corp.	375	6,979
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Home Properties, Inc.	1,050	$72,755
Hospitality Properties Trust	1,900	62,681
Lexington Realty Trust	9,375	92,156
LTC Properties, Inc.	3,000	138,000
National Retail Properties, Inc.	700	28,679
Pennsylvania Real Estate Investment Trust	1,875	43,556
Post Properties, Inc.	1,000	56,930
Potlatch Corp.	3,450	138,138
PS Business Parks, Inc.	325	26,988
RAIT Financial Trust	900	6,174
Ramco-Gershenson Properties Trust	3,450	64,170
Saul Centers, Inc.	925	52,910
Simon Property Group, Inc.	1,388	271,548
Strategic Hotels & Resorts, Inc.†	8,875	110,316
Taubman Centers, Inc.	625	48,206
		3,294,793
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,783	303,823
Real Estate Operations & Development — 0.2%
Alexander & Baldwin, Inc.	2,400	103,632
Forestar Group, Inc.†	8,350	131,679
St. Joe Co.†	375	6,960
		242,271
Research & Development — 0.1%
Arrowhead Research Corp.†	3,300	22,325
PAREXEL International Corp.†	1,275	87,962
		110,287
Respiratory Products — 0.0%
Inogen, Inc.†	625	19,994
Retail-Apparel/Shoe — 0.2%
ANN, Inc.†	500	20,515
Children's Place, Inc.	3,825	245,527
Express, Inc.†	625	10,331
Guess?, Inc.	1,375	25,561
		301,934
Retail-Appliances — 0.1%
hhgregg, Inc.†	14,275	87,506
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	802	547,092
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	5,975	141,906
Retail-Building Products — 0.8%
Lowe's Cos., Inc.	14,368	1,068,836
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	4,596	331,831
Retail-Drug Store — 0.2%
Rite Aid Corp.†	24,925	216,598

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Gardening Products — 0.3%
Tractor Supply Co.	5,411	$460,260
Retail-Hair Salons — 0.1%
Regis Corp.†	10,725	175,461
Retail-Jewelry — 0.2%
Tiffany & Co.	2,671	235,075
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,082	325,376
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	8,817	617,631
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,095	316,031
Retail-Regional Department Stores — 0.2%
Bon-Ton Stores, Inc.	1,700	11,832
Dillard's, Inc., Class A	1,950	266,194
		278,026
Retail-Restaurants — 1.1%
Bob Evans Farms, Inc.	200	9,252
Dave & Buster's Entertainment, Inc.†	1,050	31,983
DineEquity, Inc.	150	16,052
Dunkin' Brands Group, Inc.	5,813	276,466
Jack in the Box, Inc.	625	59,950
Red Robin Gourmet Burgers, Inc.†	950	82,650
Ruby Tuesday, Inc.†	1,300	7,813
Sonic Corp.	7,050	223,485
Starbucks Corp.	8,149	771,710
		1,479,361
Retail-Video Rentals — 0.2%
Outerwall, Inc.	4,475	295,887
Retail-Vitamins & Nutrition Supplements — 0.0%
Flex Pharma, Inc.†	1,350	26,460
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,975	34,622
Savings & Loans/Thrifts — 0.3%
Astoria Financial Corp.	450	5,828
BankFinancial Corp.	350	4,599
Beneficial Bancorp, Inc.†	1,267	14,304
Capitol Federal Financial, Inc.	375	4,688
Charter Financial Corp.	2,300	26,450
Flushing Financial Corp.	1,925	38,635
Northfield Bancorp, Inc.	17,775	263,425
OceanFirst Financial Corp.	1,250	21,587
		379,516
Schools — 0.2%
Strayer Education, Inc.†	3,725	198,952
Semiconductor Components-Integrated Circuits — 0.9%
Atmel Corp.	35,306	290,568
Emulex Corp.†	16,975	135,291
Integrated Device Technology, Inc.†	5,900	118,118
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
QUALCOMM, Inc.	9,391	$651,172
		1,195,149
Semiconductor Equipment — 0.3%
Brooks Automation, Inc.	9,425	109,613
KLA-Tencor Corp.	3,096	180,466
Photronics, Inc.†	100	850
Ultra Clean Holdings, Inc.†	11,569	82,718
		373,647
Steel-Producers — 0.1%
Commercial Metals Co.	575	9,309
Worthington Industries, Inc.	4,225	112,428
		121,737
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	18,200	134,862
Telecom Services — 0.5%
Consolidated Communications Holdings, Inc.	2,150	43,860
EarthLink Holdings Corp.	20,275	90,021
FairPoint Communications, Inc.†	1,975	34,760
NeuStar, Inc., Class A†	6,500	160,030
Qorvo, Inc.†	3,494	278,472
Vonage Holdings Corp.†	16,775	82,365
		689,508
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	11,099	316,765
Television — 0.4%
CBS Corp., Class B	6,017	364,811
ION Media Networks, Inc.†(1)(2)(3)	4	2,018
Sinclair Broadcast Group, Inc., Class A	5,175	162,547
		529,376
Textile-Apparel — 0.0%
Unifi, Inc.†	1,450	52,331
Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	150	14,145
Calithera Biosciences, Inc.†	1,350	22,167
Cara Therapeutics, Inc.†	1,100	11,055
Egalet Corp.†	425	5,495
Mirati Therapeutics, Inc.†	2,000	58,640
Neurocrine Biosciences, Inc.†	2,500	99,275
Xencor, Inc.†	3,300	50,556
Zafgen Inc†	325	12,873
		274,206
Tobacco — 0.4%
Altria Group, Inc.	10,033	501,851
Universal Corp.	950	44,802
		546,653
Toys — 0.1%
Mattel, Inc.	8,117	185,473

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transactional Software — 0.3%
ACI Worldwide, Inc.†	3,450	$74,727
Solera Holdings, Inc.	5,494	283,820
		358,547
Transport-Rail — 0.8%
Kansas City Southern	3,405	347,582
Union Pacific Corp.	6,353	688,094
		1,035,676
Transport-Services — 0.2%
Matson, Inc.	5,800	244,528
Transport-Truck — 0.2%
ArcBest Corp.	2,125	80,516
Celadon Group, Inc.	625	17,013
P.A.M. Transportation Services, Inc.†	100	5,727
Swift Transportation Co.†	2,250	58,545
USA Truck, Inc.†	3,225	89,300
		251,101
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,375	36,039
Veterinary Diagnostics — 0.0%
Phibro Animal Health Corp., Class A	875	30,984
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	325	13,897
USANA Health Sciences, Inc.†	1,000	111,120
		125,017
Web Portals/ISP — 1.4%
Blucora, Inc.†	6,375	87,082
Google, Inc., Class C†	3,474	1,903,752
		1,990,834
Wireless Equipment — 0.6%
Aruba Networks, Inc.†	2,650	64,899
InterDigital, Inc.	4,925	249,894
Motorola Solutions, Inc.	5,987	399,153
Ubiquiti Networks, Inc.	3,725	110,074
		824,020
Total Common Stocks (cost $64,583,147)		79,896,797
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Banks-Commercial — 0.3%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	221,233
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	133,740
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	100,000	108,331
		463,304
Security Description	Shares/ Principal Amount(12)	Value (Note 2)
Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	$100,000	$150,380
Diversified Banking Institutions — 0.5%
Barclays PLC VRS 8.25% due 12/15/2018(4)	200,000	214,283
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,330
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	212,500
		656,113
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	8,000	1
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	34,162
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	188,125
Total Preferred Securities/Capital Securities (cost $1,638,396)		1,492,085
ASSET BACKED SECURITIES — 11.3%
Diversified Financial Services — 11.3%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	8,000	7,998
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	2,231	2,232
AMMC CLO FRS Series 2014-14A, Class A1L 1.71% due 07/27/2026*(5)	250,000	248,750
Apidos CLO FRS Series 2014-17A, Class A1A 1.76% due 04/17/2026*(5)	250,000	249,875
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,725
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	234,598	233,589
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.75% due 10/25/2034	14,001	13,096
Atrium Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	251,125

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	$53,333	$53,517
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	70,000	72,040
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	101,982	110,791
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	208,164
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.47% due 02/25/2036(7)	185,032	161,936
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	75,651
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	45,000	48,529
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	15,925	16,030
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,034
Carlyle Global Market Strategies, Ltd. FRS Series 2013-3A, Class A1A 1.37% due 07/15/2025*(5)	250,000	246,375
Carlyle Global Market Strategies, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,400
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.74% due 01/25/2026*(5)	250,000	249,775
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.75% due 04/17/2026*(5)	250,000	249,875
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.74% due 05/24/2026*(5)	250,000	249,100
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	249,350
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	65,000	71,518
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	$125,000	$138,640
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(6)	32,263	35,260
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	104,514	96,495
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	67,472	68,767
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	135,000	142,128
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	101,939	110,642
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(6)	101,642	108,685
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	105,000	110,062
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	85,000	90,773
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	140,000	151,632
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	65,000	71,052
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	60,000	65,901
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	50,000	54,879
Commercial Mtg. Trust Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	65,000	71,818
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	165,000	181,735
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	45,000	50,577
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(6)	41,427	42,934

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	$96,141	$90,848
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	16,237	16,412
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	80,024	75,094
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	3,924	3,768
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	40,000	40,046
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	41,173	43,034
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	74,401	77,361
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	250,000	249,875
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.61% due 04/18/2026*(5)	250,000	248,475
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	172,183	161,067
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,072
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	115,000	115,214
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	20,000	20,101
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,005
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	40,000	40,152
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	$12,000	$12,031
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.56% due 07/17/2023*(5)	250,000	250,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	110,796
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	112,526
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	36,117
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	95,444
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	100,000	108,866
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	60,000	65,916
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	85,000	86,378
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.27% due 03/25/2037	230,383	125,095
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	14,648	12,360
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	69,966	63,871
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.68% due 04/25/2035(7)	55,593	54,004
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 6.01% due 03/25/2047(7)	43,371	37,260
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	160,364
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.71% due 05/25/2035(7)	91,382	83,596
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	100,000	106,325

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	$95,000	$105,644
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	161,786	170,398
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(6)	95,000	102,302
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	80,005	87,259
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	55,000	59,328
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	30,000	33,430
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	44,895	47,879
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(6)	100,239	104,433
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	92,203	96,746
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(6)	123,629	135,532
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.76% due 04/18/2026*(5)	250,000	249,450
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	249,550
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.68% due 07/25/2026*(5)	250,000	249,200
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	78,222	78,243
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(7)	48,643	48,073
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.66% due 05/12/2039(6)	95,000	97,977
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	$116,754	$123,394
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	50,092	53,703
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	70,500	76,025
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.17% due 12/15/2047(6)(8)	294,547	21,824
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	110,000	118,278
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	20,000	22,070
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	100,000	105,256
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	134,070	140,846
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	95,000	101,875
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	63,749	69,106
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(6)	49,354	54,844
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	59,198	53,835
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	231,933	210,269
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.72% due 08/04/2025*(5)	250,000	248,975
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.67% due 06/25/2036(7)	146,305	111,727
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	18,505	18,571
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	249,875

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.68% due 11/20/2023*(5)	$200,000	$199,340
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	45,164	26,371
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.81% due 04/17/2026*(5)	250,000	249,875
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	249,875
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.70% due 08/25/2035(7)	157,443	124,920
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	3,910	4,013
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	85,000	85,361
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,045
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,225
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	85,000	85,683
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	111,816	78,029
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	111,817	95,895
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.79% due 04/15/2027*(1)(5)	250,000	249,500
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% due 11/25/2036	160,000	110,330
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	107,552	107,829
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	249,875
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	$70,000	$72,860
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,032
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.74% due 04/18/2027*(5)	250,000	249,625
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.63% due 10/14/2026*(5)	250,000	251,150
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	50,334	51,175
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(7)	127,174	114,616
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	50,000	54,226
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	3,971	3,977
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	158,125	156,907
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	109,863	111,717
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	71,669	66,427
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	125,000	125,327
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	75,000	80,528
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	110,000	120,923
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	110,000	121,326
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	50,111	55,558
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	38,975
Total Asset Backed Securities (cost $15,369,117)		15,526,610

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 11.5%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 3.13% due 10/15/2020	$25,000	$26,370
Raytheon Co. Senior Notes 3.15% due 12/15/2024	40,000	41,527
		67,897
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	20,000	19,650
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	55,000	58,123
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	115,070
		173,193
Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	55,000	56,925
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	95,000	95,686
Auction Houses/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	65,000	63,862
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	17,000	17,044
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,023
		28,067
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	58,300
Banks-Commercial — 0.3%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	249,010
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	90,000	93,600
		342,610
Security Description	Principal Amount(12)	Value (Note 2)
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	$275,000	$277,245
Banks-Super Regional — 0.6%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	133,182
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	107,501
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	90,000	93,692
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	90,000	90,464
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	50,000	50,215
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	50,000	51,642
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	40,928
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	120,000	126,608
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	60,000	64,044
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	45,000	54,490
		812,766
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	76,000	76,097
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	40,000	42,500
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	15,000	16,837
Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	80,000	80,972

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Heavy Construction (continued)
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	$85,000	$84,989
		165,961
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,787
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,363
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	59,850
		122,000
Cable/Satellite TV — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	46,000	47,035
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,225
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	58,999
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	80,000	92,053
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	102,989
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,399
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,008
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	25,000	25,449
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	30,000	30,908
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,826
Security Description	Principal Amount(12)	Value (Note 2)
Cable/Satellite TV (continued)
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	$4,000	$3,889
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	20,325
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	63,900
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	55,000	56,417
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	59,801
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	51,704
		724,927
Cellular Telecom — 0.1%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,950
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	40,000	39,000
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,325
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	30,937
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,405
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	73,150
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,475
		196,242
Coal — 0.0%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	99,000	61,380
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	25,000	24,687
Computers — 0.2%
Apple, Inc. Senior Notes 2.50% due 02/09/2025	105,000	102,755
Apple, Inc. Senior Notes 3.45% due 02/09/2045	125,000	118,655

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	$80,000	$87,514
		308,924
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	45,000	47,587
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,337
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,090
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	20,000	20,356
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	60,000	63,823
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	75,000	75,607
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	90,000	96,034
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	50,000	51,728
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	55,000	55,196
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	250,000	258,573
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	120,000	136,007
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	55,554
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	73,340
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	30,000	37,361
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	127,554
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	105,000	106,117
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	$20,000	$20,351
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,638
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	21,683
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	45,000	58,657
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	62,524
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	46,000	60,401
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	20,000	20,055
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	55,000	55,760
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	16,000	16,363
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	30,000	30,202
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	43,620
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,999
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	90,000	102,704
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,353
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	155,931
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	34,849
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	150,000	182,654
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	62,912
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	201,368

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.13% due 04/25/2018	$100,000	$101,098
Morgan Stanley Senior Notes 4.30% due 01/27/2045	80,000	82,898
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	63,000	66,041
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,067
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	45,000	49,147
Morgan Stanley Senior Notes 6.63% due 04/01/2018	125,000	142,169
		2,844,694
Diversified Financial Services — 0.2%
General Electric Capital Corp. FRS Senior Notes 0.53% due 01/09/2017	75,000	75,092
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	22,000	22,234
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	55,000	63,965
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	132,000	170,666
		331,957
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	15,000	15,257
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	85,000	92,733
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,160
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,925
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,925
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,094
Security Description	Principal Amount(12)	Value (Note 2)
Electric-Generation (continued)
AES Corp. Senior Notes 8.00% due 06/01/2020	$50,000	$57,125
		98,069
Electric-Integrated — 0.4%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	40,000	42,029
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	31,875
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	190,000	192,053
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	25,758
Edison International Senior Notes 3.75% due 09/15/2017	50,000	52,921
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	85,985
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,225
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	8,000	8,994
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	35,000	37,282
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	67,613
		549,735
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	115,000	122,475
Finance-Auto Loans — 0.3%
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	124,950
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	105,000	107,800
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	121,118
		353,868
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	15,000	15,300

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 7.25% due 01/25/2022	$10,000	$10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	105,450
		131,300
Finance-Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	150,000	154,045
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,050
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,438
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	2
		47,491
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	102,125
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,319
		107,444
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	20,000	20,268
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	65,000	66,503
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,415
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,253
		83,171
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Security Description	Principal Amount(12)	Value (Note 2)
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	$75,000	$85,337
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,350
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,161
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,280
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	6,000	6,165
		12,606
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	41,077
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	30,797
		71,874
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	145,216
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 5.38% due 12/01/2041*	15,000	18,115
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	65,000	106,638
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,252
		143,005
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*	15,000	15,450
Medical Instruments — 0.3%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	180,000	183,985
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	75,000	77,877
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	50,000	54,372

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Instruments (continued)
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	$40,000	$45,339
		361,573
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	40,000	40,494
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	23,000	23,115
		63,609
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	125,000	125,248
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	40,311
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	34,523
Celgene Corp. Senior Notes 4.63% due 05/15/2044	75,000	79,778
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	50,000	52,727
		207,339
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,124
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	65,000	65,762
Merck & Co., Inc. FRS Senior Notes 0.63% due 02/10/2020	175,000	175,706
		326,592
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	22,187
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,630
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	15,000	15,219
Security Description	Principal Amount(12)	Value (Note 2)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	$25,000	$27,099
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	50,000	57,349
		125,297
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	20,000	20,600
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	35,470
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,536
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	39,410
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,121
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	110,000	116,600
		237,537
Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	115,000	118,862
McKesson Corp. Senior Notes 1.40% due 03/15/2018	75,000	74,916
		193,778
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	15,000	13,445
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	100,000	97,603
		111,048
Multimedia — 0.4%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	75,000	95,798
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	104,866

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	$105,000	$135,561
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	134,374
Time Warner, Inc. Company Guar. Notes 5.88% due 11/15/2016	55,000	59,220
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	7,000	7,880
		537,699
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	100,000	100,719
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	35,000	35,337
		136,056
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	20,000	20,032
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	31,013
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,850
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,872
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	25,000	24,656
Hess Corp. Senior Notes 1.30% due 06/15/2017	50,000	49,572
Hess Corp. Senior Notes 5.60% due 02/15/2041	20,000	21,842
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	60,000	75,084
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,950
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,398
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		269,569
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Integrated — 0.0%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	$55,000	$56,678
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	5,100
Paper & Related Products — 0.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,940
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	25,000	25,500
		29,440
Pipelines — 0.8%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	5,000	5,050
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	112,000
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	85,000	84,201
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	137,888
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	50,000	52,300
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	25,248
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	60,000	61,587
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	75,000	74,900
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,940
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	10,000	10,224
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,750

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	$150,000	$150,706
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	35,000	35,942
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	15,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	124,609
Williams Partners LP Senior Notes 3.90% due 01/15/2025	90,000	87,996
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	74,837
		1,100,503
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	70,000	73,325
Real Estate Investment Trusts — 0.7%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	105,000	108,432
American Tower Corp. Senior Notes 3.45% due 09/15/2021	70,000	71,454
American Tower Corp. Senior Notes 5.00% due 02/15/2024	25,000	27,337
Duke Realty LP Senior Notes 3.75% due 12/01/2024	25,000	25,660
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	45,000	53,483
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,227
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	28,145
HCP, Inc. Senior Notes 6.00% due 01/30/2017	65,000	70,198
Security Description	Principal Amount(12)	Value (Note 2)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	$50,000	$53,684
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	100,000	112,709
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	123,641
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,903
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,928
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	77,854
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,407
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	40,435
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	67,342
		942,839
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	25,000	33,712
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	25,062
Retail-Discount — 0.1%
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	10,000	10,525
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	55,796
		66,321
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,937	10,510
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	11,997	14,192
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	114,945	142,907
		167,609

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	$60,000	$63,450
Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	43,000	47,624
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	8,000	8,927
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	6,246
		15,173
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,830
ADT Corp. Senior Notes 6.25% due 10/15/2021	130,000	138,450
		150,280
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	51,600
Steel-Producers — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,417
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,063
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	10,000	10,138
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	35,000	34,453
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	60,000	60,918
		215,989
Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	45,000	46,081
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	109,000	108,167
Security Description	Principal Amount(12)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	$45,000	$45,840
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	23,190
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	33,000	32,850
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	230,000	225,249
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	3,000	3,744
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	9,000	11,719
		496,840
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	10,000	10,135
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	25,000	24,962
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	35,521
		70,618
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	50,724
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,007
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,114
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	95,000	102,776
		163,621
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	60,000	61,950
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,190
		67,140

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Total U.S. Corporate Bonds & Notes (cost $15,262,310)		$15,893,331
FOREIGN CORPORATE BONDS & NOTES — 2.5%
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	330,218
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	235,069
Credit Suisse Sub. Notes 5.40% due 01/14/2020	107,000	120,607
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	214,183
		900,077
Diversified Banking Institutions — 0.2%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	33,000	32,969
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	131,503
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	6,000	6,044
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	14,457
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	33,783
		218,756
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	46,000	33,983
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	35,000	33,852
		67,835
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	200,646
Electric-Integrated — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000	193,040
Security Description	Principal Amount(12)	Value (Note 2)
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	$10,000	$10,375
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,298
Insurance-Multi-line — 0.0%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	40,000	40,532
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	30,000	29,775
Medical-Generic Drugs — 0.4%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	225,000	228,043
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	190,000	194,386
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	120,000	123,844
		546,273
Oil Companies-Exploration & Production — 0.1%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	85,000	97,650
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	27,300
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,520
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	42,436
		172,906
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.67% due 02/13/2018	155,000	155,733
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	40,000	40,684
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	45,000	45,408
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	80,000	80,700
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	5,000	5,341

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043	$50,000	$51,214
		379,080
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	15,000	15,169
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	20,000	20,375
		35,544
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	15,000	15,206
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	198,271
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	2,000	2,190
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	114,648
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	91,000	92,580
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	59,000	61,769
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	39,000	40,466
		309,463
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	34,507
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	125,000	123,319
		157,826
Total Foreign Corporate Bonds & Notes (cost $3,399,780)		3,481,093
Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.6%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$65,000	$83,791
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	75,124
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	16,727
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	175,000	70,882
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	85,000	34,427
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	10,125
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	88,539
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	41,309
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	94,025
State of California General Obligation Bonds 7.63% due 03/01/2040	75,000	116,900
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	20,230
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	60,219
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	75,000	83,986
Total Municipal Bonds & Notes (cost $741,406)		796,284

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 15.5%
Federal Home Loan Mtg. Corp. — 1.6%
1.89% due 02/01/2037 FRS	$4,175	$4,398
2.50% due 01/01/2028	8,409	8,644
2.50% due 04/01/2028	28,229	29,011
3.00% due 08/01/2027	13,227	13,878
3.00% due 10/01/2042	21,608	22,151
3.00% due 11/01/2042	16,200	16,570
3.00% due 02/01/2043	44,607	45,610
3.00% due 08/01/2043	196,303	200,767
3.00% due April 30 TBA	300,000	306,047
3.50% due 03/01/2042	10,584	11,115
3.50% due 08/01/2042	61,186	64,250
3.50% due 09/01/2043	45,057	47,503
3.50% due April 30 TBA	800,000	838,422
4.00% due 03/01/2023	13,948	14,736
4.00% due 10/01/2043	52,646	56,242
4.50% due 01/01/2039	2,688	2,923
5.00% due 05/01/2020	146,503	154,918
5.00% due 05/01/2034	32,987	36,813
5.50% due 07/01/2034	8,952	10,095
5.50% due 05/01/2037	5,083	5,701
6.00% due 08/01/2026	30,921	35,122
6.50% due 05/01/2029	2,168	2,518
6.50% due 05/01/2036	264	302
7.50% due 08/01/2023	104	114
7.50% due 08/01/2025	1,488	1,501
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	7,712	7,823
Series 1577, Class PK 6.50% due 09/15/2023(7)	7,088	7,809
Series 1226, Class Z 7.75% due 03/15/2022(7)	633	680
Freddie Mac Multifamily Mgt. Trust VRS Series 2010-K8, Class B 5.24% due 09/25/2043*(6)	80,000	90,035
Series 2013-K502, Class B 2.72% due 03/25/2045 VRS*(6)	100,000	101,516
Series 2014-K503, Class B 3.01% due 10/25/2047 VRS*(6)	70,000	70,964
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(6)	60,000	63,455
		2,271,633
Federal National Mtg. Assoc. — 10.9%
2.10% due 05/01/2037 FRS	7,509	7,982
2.50% due April 15 TBA	100,000	102,703
2.50% due 02/01/2043	92,412	91,481
2.50% due 03/01/2043	186,284	184,406
2.64% due 03/01/2027	30,000	30,294
2.66% due 03/01/2027	205,000	207,362
2.78% due 03/01/2027	63,000	64,431
2.99% due 10/01/2040 FRS	8,128	8,690
3.00% due 12/01/2027	18,237	19,140
3.00% due 01/01/2028	23,882	25,065
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.00% due May 15 TBA	$600,000	$627,797
3.00% due April 30 TBA	3,600,000	3,680,438
3.50% due 08/01/2026	31,875	33,856
3.50% due 09/01/2026	18,760	20,016
3.50% due 10/01/2028	102,351	108,811
3.50% due April 30 TBA	2,300,000	2,415,719
3.50% due May 30 TBA	1,600,000	1,676,437
4.00% due 11/01/2040	24,166	25,913
4.00% due 12/01/2040	64,197	68,857
4.00% due 11/01/2041	8,915	9,552
4.00% due 01/01/2042	23,146	24,850
4.00% due 11/01/2043	46,054	49,238
4.00% due 12/01/2043	18,174	19,756
4.00% due April 30 TBA	1,000,000	1,069,219
4.50% due 01/01/2039	6,654	7,261
4.50% due 06/01/2039	66,654	73,577
4.50% due 09/01/2039	16,131	17,633
4.50% due 05/01/2041	16,541	18,122
4.50% due April 30 TBA	700,000	763,656
4.50% due May 30 TBA	400,000	435,281
4.86% due 11/01/2015	174,314	175,109
5.00% due 03/01/2018	3,369	3,540
5.00% due 06/01/2019	1,699	1,802
5.00% due 03/01/2020	6,696	7,233
5.00% due 05/01/2035	4,574	5,090
5.00% due 07/01/2040	96,674	107,552
5.00% due April 30 TBA	1,400,000	1,556,734
5.50% due 05/01/2020	27,789	29,405
5.50% due 06/01/2020	35,631	37,681
5.50% due 12/01/2029	4,350	4,895
5.50% due 06/01/2035	294,423	336,060
5.50% due 06/01/2036	119,127	134,925
5.50% due 08/01/2037	24,095	27,113
5.50% due 06/01/2038	21,038	23,901
6.00% due 06/01/2017	2,192	2,271
6.00% due 06/01/2021	69,148	73,502
6.00% due 12/01/2033	14,648	16,829
6.00% due 05/01/2034	12,354	14,196
6.00% due 08/01/2034	2,595	2,982
6.00% due 11/01/2038	4,176	4,768
6.00% due April 30 TBA	500,000	570,390
7.00% due 06/01/2037	31,057	36,194
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	12,415	12,481
		15,072,196
Government National Mtg. Assoc. — 3.0%
3.50% due April 30 TBA	700,000	736,559
3.50% due May 30 TBA	400,000	419,891
4.00% due 07/15/2041	52,059	56,021
4.00% due 08/15/2041	21,780	23,446
4.00% due 10/15/2041	43,790	47,075
4.00% due April 30 TBA	1,300,000	1,395,063
4.50% due 06/15/2041	1,190,462	1,317,853
6.00% due 11/15/2028	34,264	39,132
7.00% due 07/15/2033	14,937	17,941

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
8.50% due 11/15/2017		$289	$305
9.00% due 11/15/2021		201	233
Government National Mtg. Assoc., REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(7)		1,294	1,484
Series 2005-74, Class HC 7.50% due 09/16/2035(7)		8,077	9,393
			4,064,396
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		10,000	10,190
Total U.S. Government Agencies (cost $21,121,661)			21,418,415
U.S. GOVERNMENT TREASURIES — 2.7%
United States Treasury Bonds — 1.2%
2.50% due 02/15/2045		1,617,000	1,602,093
4.38% due 11/15/2039(9)		99,200	133,626
			1,735,719
United States Treasury Notes — 1.5%
United States Treasury Notes TIPS 0.25% due 01/15/2025(10)		2,012,888	2,026,727
Total U.S. Government Treasuries (cost $3,651,254)			3,762,446
FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,015
Sovereign — 0.9%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(10)	BRL	388,815	124,284
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2055(10)	BRL	242,044	73,632
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	1,600,000	38,380
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	12,061
Government of Romania Bonds 5.85% due 04/26/2023	RON	100,000	29,026
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	2,271,714	86,506
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	585,385	22,485
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		50,000	52,000
Security Description	Shares/ Principal Amount(11)		Value (Note 2)
Sovereign (continued)
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	$24,622,780	$50,641
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	127,773,126	43,041
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	67,053,589	26,879
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	15,100,000	28,048
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	982,000,000	79,724
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	126,772
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	650,000	54,100
Republic of Venezuela Bonds 7.00% due 03/31/2038		100,000	34,000
Russian Federation Bonds 7.50% due 02/27/2019	RUB	2,950,000	43,794
United Mexican States Senior Notes 4.75% due 03/08/2044		78,000	81,900
United Mexican States Bonds 5.00% due 12/11/2019	MXN	2,533,800	164,123
United Mexican States Bonds 7.75% due 11/13/2042	MXN	1,050,200	79,818
			1,251,214
Total Foreign Government Obligations (cost $1,340,148)			1,254,229
OPTIONS — PURCHASED†(2)(11) — 0.0%
Call Options-Purchased	RUB	5,000,000	10
Call Options-Purchased	BRL	310,000	8
Call Options-Purchased	HKD	1,220,000	400
Call Options-Purchased	MYR	200,000	360
Call Options-Purchased	EUR	50,000	373
Total Options — Purchased (cost $7,432)			1,151
Total Long-Term Investment Securities (cost $127,114,651)			143,522,441
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01 due 04/01/2015 (cost $813,000)		$813,000	813,000

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS — 9.2%
Bank of America Securities LLC Joint Repurchase Agreement(13)	$2,360,000	$2,360,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)	2,355,000	2,355,000
BNP Paribas SA Joint Repurchase Agreement(13)	2,355,000	2,355,000
Deutsche Bank AG Joint Repurchase Agreement(13)	2,810,000	2,810,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(13)	2,745,000	2,745,000
Total Repurchase Agreements (cost $12,625,000)		12,625,000
TOTAL INVESTMENTS (cost $140,552,651)(14)	113.8%	156,960,441
Liabilities in excess of other assets	(13.8)	(19,054,027)
NET ASSETS	100.0%	$137,906,414

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $12,271,149 representing 8.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $3,173 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,018	$504.60	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Options — Purchased

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at March 31, 2015	Appreciation (Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	310,000	$2,298	$8	$(2,290)
Call option to buy Euro Dollars in exchange for U.S. dollars with Bank of America N.A.	August 2015	1.14	EUR	50,000	1,605	373	(1,232)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,220,000	534	400	(134)
Call option to buy Malaysian Ringgit in exchange for U.S. dollars with Goldman Sachs International.	May 2015	3.65	MYR	200,000	1,186	360	(826)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,809	10	(1,799)
					$7,432	$1,151	$(6,281)

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CRC — Costa Rican Colón

CVR — Contingent Value Rights

DOP — Dominican Peso

EUR — Euro Dollar

HDK — Hong Kong Dollar

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
2	Short	Long Gilt	June 2015	$351,462	$358,241	$(6,779)
8	Long	Russell 2000 Mini Index	June 2015	986,656	999,120	12,463
11	Long	U.S. Treasury 2YR Notes	June 2015	2,410,283	2,410,719	436
27	Long	U.S. Treasury 5YR Notes	June 2015	3,223,281	3,245,695	22,415
44	Short	U.S. Treasury 10YR Notes	June 2015	5,642,925	5,671,875	(28,950)
8	Short	U.S. Long Bonds	June 2015	1,288,204	1,311,000	(22,796)
12	Long	U.S. Ultra Bonds	June 2015	2,018,974	2,038,500	19,526
						$(3,685)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CLP	17,300,000	USD	27,645	06/17/2015	$138	$—
	COP	30,350,000	USD	11,512	06/17/2015	—	(92)
	EUR	120,000	USD	129,009	03/15/2017	—	(2,725)
	USD	27,515	EUR	25,000	04/15/2015	—	(654)
	USD	27,538	EUR	25,000	06/17/2015	—	(654)
						138	(4,125)
Barclays Bank PLC	EUR	105,000	USD	110,772	06/17/2015	—	(2,142)

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	CZK	1,380,000	USD	55,678	06/17/2015	$1,862	$—
	USD	55,445	EUR	50,000	06/17/2015	—	(1,676)
	USD	94,977	RON	400,000	06/17/2015	2,240	—
	USD	80,132	NGN	14,544,000	10/08/2015	—	(12,232)
						4,102	(13,908)
Citibank N.A.	EUR	40,000	USD	51,738	09/18/2015	8,657	—
	NGN	14,544,000	USD	63,789	10/08/2015	—	(4,111)
	RON	400,000	USD	94,960	06/17/2015	—	(2,257)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(7,016)
						8,657	(13,384)
Deutsche Bank AG	EUR	50,000	USD	52,537	04/15/2015	—	(1,185)
	EUR	10,000	USD	10,858	04/30/2015	111	—
	USD	55,406	INR	3,500,000	04/15/2015	396	—
	USD	27,027	MYR	100,000	06/17/2015	—	(202)
						507	(1,387)
Goldman Sachs International	CNY	2,150,000	USD	350,037	04/02/2015	3,556	—
	HKD	610,000	USD	78,667	03/03/2016	13	—
	USD	348,686	CNY	2,150,000	04/02/2015	—	(2,205)
						3,569	(2,205)
HSBC Bank USA, N.A.	GBP	105,000	USD	156,253	04/30/2015	378	—
	USD	78,570	IDR	1,061,867,000	06/17/2015	1,179	—
						1,557	—
JPMorgan Chase Bank	COP	69,488,000	USD	26,173	06/17/2015	—	(396)
	KZT	9,232,000	USD	46,160	05/18/2015	—	(1,003)
	USD	56,627	MXN	860,000	06/17/2015	—	(497)
						—	(1,896)
Morgan Stanley and Co., Inc.	BRL	185,000	USD	57,668	04/02/2015	—	(297)
	MXN	1,360,000	USD	87,125	06/17/2015	—	(1,638)
	USD	56,679	BRL	185,000	04/02/2015	1,287	—
						1,287	(1,935)
National Australia Bank Limited	EUR	513,000	USD	563,291	04/30/2015	11,999	—
	EUR	1,328	USD	1,412	06/17/2015	—	(16)
						11,999	(16)
Royal Bank of Canada	MXN	1,360,000	USD	87,146	06/17/2015	—	(1,618)
Standard Chartered Bank	USD	23,704	COP	62,200,000	06/17/2015	78	—
Toronto Dominion Bank	CAD	105,000	USD	83,245	06/17/2015	542	—
UBS AG	BRL	365,000	USD	125,951	04/02/2015	11,587	—
	BRL	180,000	USD	55,962	05/05/2015	—	(98)
	COP	57,362,000	USD	21,778	06/17/2015	—	(155)
	USD	114,095	BRL	365,000	04/02/2015	270	—
						11,857	(253)
Net Unrealized Appreciation(Depreciation)						$44,293	$(42,869)

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan
COP — Colombina Peso
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/19	Goldman Sachs International	0.89%	$45,000	$(221)	$1,494	$(1,715)
Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/19	Goldman Sachs International	4.07	75,000	9,492	15,381	(5,889)
						$9,271	$16,875	$(7,604)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,766,025	$—	$0	$4,766,025
Television	527,358	—	2,018	529,376
Other Industries	74,601,396	—	—	74,601,396
Preferred Securities/Capital Securities	—	1,492,085	—	1,492,085
Asset Backed Securities:
Diversified Financial Services	—	15,277,110	249,500	15,526,610
U.S. Corporate Bonds & Notes	—	15,177,313	—	15,893,331
Foreign Corporate Bonds & Notes	—	4,197,111	—	3,481,093
Municipal Bond & Notes	—	796,284	—	796,284
U.S. Government Agencies	—	21,418,415	—	21,418,415
U.S. Government Treasuries	—	3,762,446	—	3,762,446
Foreign Government Obligations	—	1,254,229	—	1,254,229
Options - Purchased	1,151	—	—	1,151
Short-Term Investment Securities	—	813,000	—	813,000
Repurchase Agreements	—	12,625,000	—	12,625,000
Total Investments at Value	$79,895,930	$76,812,993	$251,518	$156,960,441
Other Financial Instruments:†
Open Futures Contracts	$54,840	$—	$—	$54,840
Open Forward Foreign Currency Contracts	—	44,293	—	44,293
Total Other Financial Instruments	$54,840	$44,293	$—	$99,133
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$58,525	$—	$—	$58,525
Open Forward Foreign Currency Contracts	—	42,869	—	42,869
Over the Counter Credit Default Swaps on
Corporate and Sovereign Issues-Buy Protection	—	7,604	—	7,604
Total Other Financial Instruments	$58,525	$50,473	$—	$108,998

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	18.4%
Diversified Financial Services	17.9
Repurchase Agreements	13.6
Diversified Banking Institutions	4.1
Government National Mtg. Assoc.	4.0
Federal Home Loan Mtg. Corp.	2.8
Medical-Biomedical/Gene	2.4
United States Treasury Notes	2.4
Medical-Drugs	2.4
Banks-Commercial	2.4
Computers	2.4
United States Treasury Bonds	2.1
Real Estate Investment Trusts	1.8
Sovereign	1.8
Cable/Satellite TV	1.6
Multimedia	1.5
Pipelines	1.3
Web Portals/ISP	1.1
Municipal Bonds & Notes	1.0
Telephone-Integrated	1.0
Banks-Super Regional	0.9
Finance-Credit Card	0.9
Electric-Integrated	0.9
Diversified Manufacturing Operations	0.8
Oil Companies-Exploration & Production	0.8
E-Commerce/Products	0.8
Transport-Rail	0.8
Semiconductor Components-Integrated Circuits	0.7
Medical Instruments	0.7
Cosmetics & Toiletries	0.7
Medical-Generic Drugs	0.7
Oil Companies-Integrated	0.7
Cellular Telecom	0.6
Internet Content-Entertainment	0.6
Retail-Building Products	0.6
Retail-Restaurants	0.6
Metal Processors & Fabrication	0.6
Food-Retail	0.6
Commercial Services-Finance	0.5
Enterprise Software/Service	0.5
Electronic Components-Semiconductors	0.5
Oil Refining & Marketing	0.5
Chemicals-Diversified	0.5
Computer Services	0.5
Industrial Gases	0.4
Instruments-Controls	0.4
Oil-Field Services	0.4
Agricultural Chemicals	0.4
Electronic Connectors	0.4
Food-Confectionery	0.4
Electronic Components-Misc.	0.4
Food-Wholesale/Distribution	0.4
Finance-Auto Loans	0.4
Beverages-Non-alcoholic	0.4
Finance-Investment Banker/Broker	0.4
E-Commerce/Services	0.3
Retail-Major Department Stores	0.3
Airlines	0.3
Banks-Fiduciary	0.3
Athletic Footwear	0.3
Applications Software	0.3%
Insurance Brokers	0.3
Containers-Metal/Glass	0.3
Retail-Auto Parts	0.3
Tobacco	0.3
Retail-Gardening Products	0.3
Apparel Manufacturers	0.3
Retail-Perfume & Cosmetics	0.3
Auto/Truck Parts & Equipment-Original	0.3
Medical-Hospitals	0.2
Steel-Producers	0.2
Medical-HMO	0.2
Insurance-Multi-line	0.2
Aerospace/Defense-Equipment	0.2
Wireless Equipment	0.2
Medical-Wholesale Drug Distribution	0.2
Insurance-Property/Casualty	0.2
Computer Aided Design	0.2
Investment Management/Advisor Services	0.2
Television	0.2
Electric-Transmission	0.2
Pharmacy Services	0.2
Retail-Drug Store	0.2
Trucking/Leasing	0.2
Hotels/Motels	0.2
Retail-Catalog Shopping	0.2
Building-Heavy Construction	0.2
Electronic Measurement Instruments	0.2
Medical Information Systems	0.2
Retail-Mail Order	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Design Automation	0.2
Machinery-General Industrial	0.2
Telecommunication Equipment	0.2
Real Estate Management/Services	0.2
Security Services	0.2
Transactional Software	0.2
Casino Hotels	0.2
Finance-Other Services	0.2
Insurance-Mutual	0.2
Building Societies	0.2
Retail-Jewelry	0.1
Finance-Leasing Companies	0.1
Metal-Copper	0.1
Medical Products	0.1
Entertainment Software	0.1
Building-Residential/Commercial	0.1
Finance-Consumer Loans	0.1
Semiconductor Equipment	0.1
Beverages-Wine/Spirits	0.1
Diversified Operations	0.1
Toys	0.1
Computers-Memory Devices	0.1
Brewery	0.1
Electric-Generation	0.1
Gas-Distribution	0.1
Savings & Loans/Thrifts	0.1
Medical Labs & Testing Services	0.1
Web Hosting/Design	0.1
Transport-Services	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Aerospace/Defense	0.1%
Publishing-Newspapers	0.1
Diversified Minerals	0.1
Auction Houses/Art Dealers	0.1
Coal	0.1
Retail-Discount	0.1
Hazardous Waste Disposal	0.1
Shipbuilding	0.1
Data Processing/Management	0.1
Auto-Cars/Light Trucks	0.1
Building & Construction Products-Misc.	0.1
Paper & Related Products	0.1
120.1%
Credit Quality†#
Aaa	53.5%
Aa	3.6
A	8.8
Baa	18.8
Ba	4.7
B	2.2
Caa	1.4
Ca	0.3
Not Rated@	6.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 31.8%
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	1,837	$215,296
Agricultural Chemicals — 0.2%
Monsanto Co.	1,951	219,565
Airlines — 0.3%
United Continental Holdings, Inc.†	5,175	348,019
Apparel Manufacturers — 0.2%
Carter's, Inc.	2,133	197,238
Applications Software — 0.2%
NetSuite, Inc.†	748	69,385
salesforce.com, Inc.†	2,277	152,126
		221,511
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,308	331,892
Auto/Truck Parts & Equipment-Original — 0.2%
Delphi Automotive PLC	1,997	159,241
Banks-Commercial — 0.1%
PacWest Bancorp	2,725	127,775
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	3,793	362,687
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,289	116,461
Cable/Satellite TV — 0.8%
Comcast Corp., Class A	11,102	626,930
Time Warner Cable, Inc.	1,249	187,200
		814,130
Casino Hotels — 0.2%
Las Vegas Sands Corp.	2,851	156,919
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	10,738	340,287
Chemicals-Diversified — 0.5%
LyondellBasell Industries NV, Class A	2,615	229,597
PPG Industries, Inc.	1,273	287,112
		516,709
Commercial Services-Finance — 0.5%
MasterCard, Inc., Class A	5,826	503,308
Computer Aided Design — 0.2%
ANSYS, Inc.†	2,527	222,856
Computer Services — 0.5%
Amdocs, Ltd.	6,228	338,803
IHS, Inc., Class A†	1,541	175,304
		514,107
Computers — 2.0%
Apple, Inc.	16,141	2,008,425
Computers-Memory Devices — 0.1%
EMC Corp.	4,212	107,659
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	5,954	321,635
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	7,012	$486,212
Estee Lauder Cos., Inc., Class A	2,863	238,087
		724,299
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	2,691	176,691
Colfax Corp.†	5,723	273,159
Danaher Corp.	2,326	197,477
Dover Corp.	2,959	204,526
		851,853
E-Commerce/Products — 0.5%
Amazon.com, Inc.†	1,278	475,544
E-Commerce/Services — 0.3%
Priceline Group, Inc.†	306	356,230
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	4,803	218,729
Electronic Components-Misc. — 0.4%
TE Connectivity, Ltd.	5,557	397,992
Electronic Components-Semiconductors — 0.5%
Avago Technologies, Ltd.	1,224	155,424
Freescale Semiconductor, Ltd.†	4,298	175,186
Xilinx, Inc.	4,599	194,538
		525,148
Electronic Connectors — 0.4%
Amphenol Corp., Class A	6,799	400,665
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	10,087	186,004
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	5,953	190,734
Enterprise Software/Service — 0.5%
Oracle Corp.	9,900	427,185
Tyler Technologies, Inc.†	735	88,590
		515,775
Finance-Credit Card — 0.7%
American Express Co.	2,141	167,255
Visa, Inc., Class A	7,914	517,655
		684,910
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	6,691	191,062
LPL Financial Holdings, Inc.	2,404	105,439
		296,501
Finance-Other Services — 0.2%
Intercontinental Exchange, Inc.	664	154,891
Food-Confectionery — 0.4%
Hershey Co.	3,696	372,963
Food-Retail — 0.6%
Kroger Co.	5,642	432,516
Whole Foods Market, Inc.	2,833	147,542
		580,058

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	7,226	$272,637
Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	2,350	196,225
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	2,864	433,266
Instruments-Controls — 0.4%
Sensata Technologies Holding NV†	7,417	426,107
Insurance Brokers — 0.2%
Aon PLC	2,366	227,420
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	8,029	660,104
Investment Management/Advisor Services — 0.2%
BlackRock, Inc.	499	182,554
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	1,076	185,072
Medical Information Systems — 0.2%
athenahealth, Inc.†	1,591	189,949
Medical Instruments — 0.3%
Boston Scientific Corp.†	16,310	289,502
Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	4,166	665,935
Biogen Idec, Inc.†	1,761	743,565
Celgene Corp.†	4,918	566,947
Regeneron Pharmaceuticals, Inc.†	586	264,567
		2,241,014
Medical-Drugs — 2.0%
Bristol-Myers Squibb Co.	5,973	385,258
Eli Lilly & Co.	3,558	258,489
Endo International PLC†	4,579	410,736
Ironwood Pharmaceuticals, Inc.†	11,533	184,528
Jazz Pharmaceuticals PLC†	1,189	205,447
Johnson & Johnson	1,841	185,205
Mallinckrodt PLC†	3,489	441,882
		2,071,545
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	1,664	349,440
Rexnord Corp.†	9,621	256,784
		606,224
Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	14,345	485,435
Walt Disney Co.	4,329	454,069
		939,504
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp.	3,922	324,781
Oil Refining & Marketing — 0.5%
Phillips 66	3,521	276,751
Valero Energy Corp.	3,638	231,449
		508,200
Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.4%
Baker Hughes, Inc.	4,482	$284,966
NOW, Inc.†	5,985	129,515
		414,481
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	2,428	210,678
Real Estate Investment Trusts — 0.7%
American Tower Corp.	5,615	528,652
Lexington Realty Trust	5,430	53,377
Simon Property Group, Inc.	804	157,295
		739,324
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,042	177,557
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	470	320,615
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	8,445	628,224
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,678	193,352
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,272	278,316
Retail-Jewelry — 0.1%
Tiffany & Co.	1,697	149,353
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,367	188,674
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	4,972	348,289
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,290	194,596
Retail-Restaurants — 0.6%
Dunkin' Brands Group, Inc.	3,389	161,181
Starbucks Corp.	4,803	454,844
		616,025
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.	20,463	168,411
QUALCOMM, Inc.	5,524	383,034
		551,445
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,785	104,048
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	6,321	180,401
Television — 0.2%
CBS Corp., Class B	3,528	213,903
ION Media Networks, Inc.†(1)(2)(3)	10	5,046
		218,949
Tobacco — 0.3%
Altria Group, Inc.	5,772	288,715
Toys — 0.1%
Mattel, Inc.	4,821	110,160

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
COMMON STOCKS (continued)
Transactional Software — 0.2%
Solera Holdings, Inc.	3,251	$167,947
Transport-Rail — 0.6%
Kansas City Southern	1,913	195,279
Union Pacific Corp.	3,703	401,072
		596,351
Web Portals/ISP — 1.1%
Google, Inc., Class C†	2,027	1,110,796
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	3,489	232,612
Total Common Stocks (cost $27,208,564)		32,513,028
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
Banks-Commercial — 0.6%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	221,233
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	133,740
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	216,663
		571,636
Building Societies — 0.2%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	100,000	150,380
Diversified Banking Institutions — 0.4%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,329
Societe Generale SA VRS 8.25% due 11/29/2018(4)	200,000	212,500
		441,829
Diversified Operations — 0.1%
Hutchison Whampoa Europe Finance, Ltd. VRS 3.75% due 05/10/2018(4)	100,000	110,885
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00% due 11/30/2056†(2)	16,000	2
Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	39,856
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	225,750
Total Preferred Securities/Capital Securities (cost $1,719,356)		1,540,338
Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES — 17.5%
Diversified Financial Services — 17.5%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	$15,000	$14,996
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	2,649	2,650
AMMC CLO FRS Series 2014-14A, Class A1L 1.71% due 07/27/2026*(5)	250,000	248,750
Apidos CLO FRS Series 2014-17A, Class A1A 1.76% due 04/17/2026*(5)	250,000	249,875
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,725
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	234,598	233,589
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.75% due 10/25/2034	28,002	26,192
Atrium Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	251,125
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	58,333	58,534
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	90,000	92,623
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	113,293	123,078
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	218,572
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.47% due 02/25/2036(7)	214,575	187,791
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	80,000	86,458
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	50,000	53,921
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	18,958	19,083

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	$23,000	$23,072
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.37% due 07/15/2025*(5)	250,000	246,375
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.56% due 07/20/2023*(5)	250,000	249,725
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,400
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.74% due 01/25/2026*(5)	250,000	249,775
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.75% due 04/17/2026*(5)	250,000	249,875
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.74% due 05/24/2026*(5)	250,000	249,100
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	249,350
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	70,000	77,019
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	135,000	149,731
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(6)	36,872	40,297
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	130,303	120,305
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	72,291	73,679
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	145,000	152,656
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	120,816	131,131
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(6)	110,882	118,566
Commercial Mtg. Trust Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	140,000	146,749
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	$45,000	$48,414
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	106,792
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	170,000	184,125
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	70,000	76,517
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	65,000	71,393
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	55,000	60,367
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	200,000	220,285
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	50,110	56,321
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(6)	195,000	217,794
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(6)	50,633	52,475
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	109,875	103,827
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	16,237	16,412
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	101,991	95,708
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,190	4,985
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	45,000	45,052
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	45,290	47,338
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	79,233	82,385

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	$250,000	$249,875
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.61% due 04/18/2026*(5)	250,000	248,475
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	215,228	201,333
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	35,000	35,072
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	140,260
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,126
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	12,009
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	45,000	45,171
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	23,000	23,059
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.56% due 07/17/2023*(5)	250,000	250,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	131,900
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	127,871
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	36,652
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	106,849
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	110,000	119,753
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	70,000	76,902
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	$120,000	$121,945
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.27% due 03/25/2037	280,421	152,265
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	16,276	13,733
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	85,673	78,209
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.68% due 04/25/2035(7)	72,271	70,206
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 6.01% due 03/25/2047(7)	51,403	44,160
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,398
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.36% due 05/25/2035(7)	119,939	109,720
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	127,590
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	116,764
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	196,104	206,543
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(6)	105,000	113,070
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	102,657
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	70,115
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	195,000	217,293
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	53,058	56,585
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	101,423	106,421

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(6)	$143,410	$157,217
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.76% due 04/18/2026*(5)	250,000	249,450
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	249,550
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.68% due 07/25/2026*(5)	250,000	249,200
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	39,582	39,593
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(7)	61,739	61,016
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.66% due 05/12/2039(6)	110,000	113,448
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	126,095	133,265
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	55,000	58,965
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	105,000	113,229
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.17% due 12/15/2047(6)(8)	359,447	26,632
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	145,159
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	27,588
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	110,519
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	147,940	155,416
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	105,000	112,599
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	73,557	79,738
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(6)	$53,840	$59,830
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	68,835	62,599
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	305,432	276,903
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.72% due 08/04/2025*(5)	250,000	248,975
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.67% due 06/25/2036(7)	178,509	136,320
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	36,085	36,213
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	249,875
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.68% due 11/20/2023*(5)	200,000	199,340
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.77% due 02/15/2027*(5)	250,000	249,875
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	47,128	27,517
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.81% due 04/17/2026*(5)	250,000	249,875
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	249,875
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.70% due 08/25/2035(7)	179,633	142,526
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	7,820	8,025
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	105,000	105,446
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	30,000	30,045
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,225

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	$105,000	$105,844
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	125,564	87,622
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	139,442	119,587
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.00% due 04/15/2027*(1)(5)	250,000	249,500
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% due 11/25/2036	200,000	137,913
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	119,962	120,271
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	100,000	100,041
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	249,875
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	83,269
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,039
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.74% due 04/18/2027*(5)	250,000	249,625
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.63% due 10/14/2026*(5)	250,000	251,150
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	58,078	59,048
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(7)	154,821	139,532
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	55,000	59,649
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	7,847	7,860
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	$210,834	$209,209
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	143,725	146,150
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	88,209	81,757
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	140,000	140,367
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(6)(8)	935,694	25,663
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	85,000	91,265
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	135,000	148,406
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	125,000	137,871
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	55,111	61,102
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	45,000	50,111
Total Asset Backed Securities (cost $17,722,171)		17,923,962
U.S. CORPORATE BONDS & NOTES — 18.7%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 3.13% due 10/15/2020	50,000	52,739
Raytheon Co. Senior Notes 3.15% due 12/15/2024	25,000	25,955
		78,694
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,563
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	65,000	68,691
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	126,029
		194,720

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	$65,000	$67,275
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	105,000	105,758
Auction Houses/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	70,000	68,775
Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	33,000	33,086
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	22,046
		55,132
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	63,600
Banks-Commercial — 0.4%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	249,010
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	114,400
		363,410
Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	335,000	337,734
Banks-Super Regional — 0.9%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	164,080
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	100,000	107,501
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	115,000	119,718
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	140,000	140,722
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	95,000	95,408
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	46,044
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	$30,000	$31,652
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	65,000	69,381
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	70,000	82,458
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	55,000	66,600
		923,564
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	106,000	106,135
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	50,000	53,125
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	29,000	32,553
Building-Heavy Construction — 0.2%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	90,000	91,094
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	100,000	99,986
		191,080
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	56,787
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,363
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	69,825
		131,975
Cable/Satellite TV — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	50,000	51,125
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	5,000	5,225

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	$60,000	$64,362
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	109,313
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	100,000	102,989
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	56,799
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,008
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	50,000	50,897
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	40,000	41,211
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	25,000	27,826
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	10,000	9,723
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	70,290
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	65,000	66,675
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	25,000	27,899
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	47,840
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	57,449
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	15,000	18,517
		858,148
Cellular Telecom — 0.2%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	20,000	22,950
Security Description	Principal Amount(11)	Value (Note 2)
Cellular Telecom (continued)
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	$45,000	$43,875
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,325
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	40,000	41,250
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,405
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	83,600
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,712
		227,117
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	109,000	67,580
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	30,000	29,625
Computers — 0.4%
Apple, Inc. Senior Notes 2.50% due 02/09/2025	125,000	122,327
Apple, Inc. Senior Notes 3.45% due 02/09/2045	150,000	142,386
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	95,000	103,923
		368,636
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	55,000	58,163
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,338
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,210
Diversified Banking Institutions — 3.4%
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	25,000	25,202
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	75,000	77,592

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	$50,000	$55,463
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	100,000	110,008
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	70,000	70,250
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	101,960
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	275,000	284,430
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	100,000	113,339
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	140,013
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	127,554
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	95,000	96,011
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	55,603
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	40,816
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,691
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	93,785
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	109,000	143,123
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	40,000	40,109
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	70,000	70,967
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	33,000	33,749
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	35,000	35,235
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	54,525
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	$35,000	$38,499
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	115,000	131,233
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,353
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	179,920
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	40,657
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	182,000	221,620
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	131,544
Morgan Stanley Senior Notes 1.88% due 01/05/2018	250,000	251,710
Morgan Stanley Senior Notes 2.13% due 04/25/2018	50,000	50,549
Morgan Stanley Senior Notes 4.30% due 01/27/2045	100,000	103,623
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	61,000	63,944
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	73,457
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	55,000	60,069
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	114,696
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	113,735
		3,435,034
Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.53% due 01/09/2017	125,000	125,153
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	41,000	41,437
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	216,000	279,271
		445,861

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	$28,000	$28,479
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	105,000	114,552
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,260
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,800
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,925
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,094
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	57,125
		102,944
Electric-Integrated — 0.7%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	45,000	47,283
DPL, Inc. Senior Notes 7.25% due 10/15/2021	45,000	47,812
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	255,000	257,755
Edison International Senior Notes 3.75% due 09/15/2017	85,000	89,966
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	100,147
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,450
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	17,000	19,112
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	40,000	42,608
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	81,136
		696,269
Security Description	Principal Amount(11)	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	$125,000	$133,125
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	102,859
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	115,000	118,066
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,448
		368,373
Finance-Consumer Loans — 0.1%
SLM Corp. Senior Notes 5.50% due 01/15/2019	10,000	10,200
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	111,000
		131,750
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	200,000	205,393
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	50,000	57,563
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	2,731
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		60,299
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	127,656
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,319
		132,975

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	$25,000	$25,336
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	76,734
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	23,000	23,867
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	10,000	10,506
		111,107
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	96,716
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,350
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,242
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,980
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,192
		25,414
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	46,212
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	50,000	51,327
		97,539
Insurance-Multi-line — 0.1%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	90,000	145,216
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	70,000	114,841
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	$37,000	$37,518
		152,359
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*	20,000	20,600
Medical Instruments — 0.4%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	215,000	219,760
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	90,000	93,453
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	65,000	70,684
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	50,000	56,673
		440,570
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	45,000	45,556
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	46,000	46,229
		91,785
Medical Products — 0.1%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	135,268
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	46,071
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	34,523
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	101,052
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	55,000	57,999
		239,645
Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,139
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	75,880

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Merck & Co., Inc. FRS Senior Notes 0.63% due 02/10/2020	$200,000	$200,806
		371,825
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	43,317
Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	25,000	25,630
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	75,729
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,437
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,198
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	50,000	57,349
		243,343
Medical-Hospitals — 0.2%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	25,000	25,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,672
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	11,072
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,260
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	10,000	10,134
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	120,000	127,200
		246,888
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	144,701
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	84,905
		229,606
Security Description	Principal Amount(11)	Value (Note 2)
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	$15,000	$13,444
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	125,000	122,004
		135,448
Multimedia — 0.6%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	95,000	121,345
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	104,867
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	174,292
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	154,530
Time Warner, Inc. Company Guar. Notes 5.88% due 11/15/2016	65,000	69,987
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	14,000	15,760
		640,781
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	151,078
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	35,000	35,337
		186,415
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	25,000	25,040
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	31,013
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,850
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,872
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	4,387
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	34,519

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hess Corp. Senior Notes 1.30% due 06/15/2017	$55,000	$54,530
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	27,302
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	93,856
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,950
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,397
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		318,016
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	70,000	72,135
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,200
Paper & Related Products — 0.1%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*	5,000	5,075
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,835
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	30,000	30,600
		46,510
Pipelines — 1.3%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	5,000	5,050
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,868
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	129,920
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	75,000	74,295
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	165,465
Security Description	Principal Amount(11)	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	$75,000	$78,449
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	25,248
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	65,000	66,719
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	100,000	99,867
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,850
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	15,000	15,336
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,750
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	175,000	175,824
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	46,211
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	15,450
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	4,000	4,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	125,000	124,610
Williams Partners LP Senior Notes 3.90% due 01/15/2025	150,000	146,660
Williams Partners LP Senior Notes 4.30% due 03/04/2024	75,000	74,837
		1,309,384

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	$75,000	$78,562
Real Estate Investment Trusts — 1.1%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	139,413
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	102,077
American Tower Corp. Senior Notes 5.00% due 02/15/2024	15,000	16,402
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	30,792
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	55,000	65,368
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	20,454
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	28,145
HCP, Inc. Senior Notes 6.00% due 01/30/2017	80,000	86,397
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	53,684
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	125,000	140,886
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	154,551
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	24,903
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	26,161
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	103,805
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	25,000	26,407
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	50,544
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	61,000	67,342
		1,137,331
Security Description	Principal Amount(11)	Value (Note 2)
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	$30,000	$40,454
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	25,000	25,063
Retail-Discount — 0.1%
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	10,000	10,525
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	50,000	55,796
		66,321
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,405	15,765
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,149	26,200
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	135,471	168,427
		210,392
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	65,000	68,737
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	85,000	94,140
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	17,000	18,971
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	11,000	11,450
		30,421
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	21,840
ADT Corp. Senior Notes 6.25% due 10/15/2021	145,000	154,425
		176,265

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	$57,000	$61,275
Steel-Producers — 0.2%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,480
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,063
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,206
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	29,531
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	70,000	71,071
		241,351
Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	55,000	56,322
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	121,000	120,075
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	50,000	50,933
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	45,275
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	156,000	155,292
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	199,000	194,889
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	6,000	7,813
		630,599
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	15,000	15,203
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	25,000	24,962
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	40,595
		80,760
Security Description	Principal Amount(11)		Value (Note 2)
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*		$55,000	$55,796
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*		5,000	5,007
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*		5,000	5,114
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*		130,000	140,641
			206,558
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020		55,000	56,787
Equinix, Inc. Senior Notes 5.38% due 04/01/2023		25,000	25,950
			82,737
Total U.S. Corporate Bonds & Notes (cost $18,284,937)			19,061,563
FOREIGN CORPORATE BONDS & NOTES — 4.5%
Banks-Commercial — 1.3%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		305,000	335,722
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023		200,000	221,750
BPCE SA Sub. Notes 5.15% due 07/21/2024*		200,000	213,699
Credit Suisse Sub. Notes 5.40% due 01/14/2020		142,000	160,058
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*		115,000	115,835
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*		100,000	109,021
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		200,000	214,183
			1,370,268
Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 7.13% due 12/09/2024	MXN	2,000,000	129,531

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	$64,000	$63,940
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	131,504
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	13,000	13,095
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	28,913
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	45,044
		282,496
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	53,000	39,154
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	40,000	38,688
		77,842
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	200,000	200,646
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	200,000	193,040
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	10,000	10,375
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,596
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	55,000	55,731
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	40,000	39,700
Medical-Generic Drugs — 0.6%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	275,000	278,719
Security Description	Principal Amount(11)		Value (Note 2)
Medical-Generic Drugs (continued)
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020		$230,000	$235,310
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025		135,000	139,324
			653,353
Oil Companies-Exploration & Production — 0.2%
EnCana Corp. Senior Notes 6.50% due 05/15/2019		105,000	120,626
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017		35,000	31,850
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		6,000	5,520
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		5,000	4,625
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		5,000	4,713
Nexen, Inc. Senior Notes 7.50% due 07/30/2039		35,000	49,509
			216,843
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.67% due 02/13/2018		175,000	175,828
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		55,000	55,941
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		55,000	55,498
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		75,000	75,656
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	2,500,000	156,112
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,681
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		75,000	76,821
			606,537
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023		15,000	15,169

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	$20,000	$20,375
		35,544
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	20,000	20,275
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*	200,000	198,271
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	4,000	4,380
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	129,935
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	107,000	108,857
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	63,000	65,957
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	42,000	43,579
		348,328
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	41,408
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	150,000	147,983
		189,391
Total Foreign Corporate Bonds & Notes (cost $4,560,872)		4,639,147
MUNICIPAL BONDS & NOTES — 1.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	80,000	103,127
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	75,124
Security Description	Principal Amount(11)	Value (Note 2)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$27,000	$32,259
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	300,000	121,512
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	90,000	36,453
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	10,125
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,052
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	25,000	29,506
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,468
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	109,696
State of California General Obligation Bonds 7.63% due 03/01/2040	120,000	187,040
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	25,000	25,288
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	71,168
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	90,000	100,783
Total Municipal Bonds & Notes (cost $956,800)		1,027,601
U.S. GOVERNMENT AGENCIES — 25.2%
Federal Home Loan Mtg. Corp. — 2.8%
1.89% due 02/01/2037 FRS	7,591	7,997
2.50% due 01/01/2028	19,620	20,169
2.50% due 04/01/2028	48,393	49,733
3.00% due 08/01/2027	80,428	84,397
3.00% due 10/01/2042	49,033	50,266

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 11/01/2042	$22,188	$22,695
3.00% due 08/01/2043	381,531	390,216
3.00% due April 30 TBA	200,000	204,031
3.50% due 03/01/2042	16,537	17,368
3.50% due 08/01/2042	107,076	112,437
3.50% due 09/01/2043	81,103	85,505
3.50% due April 30 TBA	900,000	943,225
4.00% due 03/01/2023	27,897	29,473
4.00% due 09/01/2040	8,365	8,965
4.00% due 10/01/2043	105,292	112,484
4.50% due 01/01/2039	5,241	5,700
5.00% due 12/01/2020	9,743	10,428
5.00% due 05/01/2021	123,327	131,380
5.00% due 07/01/2021	36,572	38,682
5.00% due 05/01/2034	61,262	68,428
5.50% due 05/01/2037	15,937	17,875
5.50% due 06/01/2037	7,613	8,650
6.00% due 08/01/2036	15,225	17,280
6.50% due 05/01/2029	3,252	3,777
6.50% due 07/01/2035	3,620	4,267
6.50% due 05/01/2036	110	126
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	14,910	15,125
Series 1577, Class PK 6.50% due 09/15/2023(7)	10,632	11,714
Series 1226, Class Z 7.75% due 03/15/2022(7)	904	972
Freddie Mac Multifamily Mgt. Trust VRS Series 2010-K8, Class B 5.24% due 09/25/2043*(6)	90,000	101,289
Series 2013-K502, Class B 2.72% due 03/25/2045 VRS*(6)	100,000	101,516
Series 2014-K503, Class B 3.01% due 10/25/2047 VRS*(6)	80,000	81,101
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(6)	70,000	74,030
		2,831,301
Federal National Mtg. Assoc. — 18.4%
2.10% due 05/01/2037 FRS	13,322	14,161
2.50% due 04/01/2028	82,022	84,405
2.50% due April 15 TBA	100,000	102,703
2.50% due 02/01/2043	92,412	91,481
2.50% due 03/01/2043	184,710	182,851
2.64% due 03/01/2027	40,000	40,392
2.66% due 03/01/2027	410,000	414,724
2.78% due 03/01/2027	78,000	79,771
2.99% due 10/01/2040 FRS	15,517	16,590
3.00% due 10/01/2027	36,058	37,867
3.00% due 12/01/2027	21,885	22,968
3.00% due 01/01/2028	63,687	66,839
3.00% due May 15 TBA	600,000	627,797
3.00% due April 30 TBA	4,400,000	4,498,313
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 08/01/2026	$39,844	$42,320
3.50% due 10/01/2028	139,805	148,754
3.50% due April 30 TBA	2,800,000	2,940,875
3.50% due May 30 TBA	2,000,000	2,095,547
4.00% due 11/01/2025	12,207	13,174
4.00% due 09/01/2040	8,848	9,486
4.00% due 12/01/2040	144,443	154,929
4.00% due 11/01/2041	14,684	15,733
4.00% due 01/01/2042	46,292	49,701
4.00% due 12/01/2043	37,257	40,500
4.00% due April 30 TBA	1,200,000	1,283,063
4.50% due 01/01/2039	13,309	14,523
4.50% due 09/01/2039	30,246	33,061
4.50% due 09/01/2040	67,271	73,678
4.50% due 05/01/2041	30,784	33,728
4.50% due April 30 TBA	900,000	981,844
4.50% due May 30 TBA	400,000	435,281
4.86% due 11/01/2015	227,949	228,988
5.00% due 03/01/2018	19,085	20,055
5.00% due 06/01/2019	5,174	5,488
5.00% due 05/01/2035	618	688
5.00% due 07/01/2040	49,835	55,431
5.00% due April 30 TBA	1,600,000	1,779,125
5.50% due 10/01/2021	15,985	17,296
5.50% due 06/01/2022	5,603	6,018
5.50% due 12/01/2029	8,990	10,116
5.50% due 05/01/2034	37,369	42,297
5.50% due 09/01/2035	788,262	898,492
5.50% due 08/01/2037	48,189	54,226
5.50% due 06/01/2038	13,149	14,938
6.00% due 06/01/2017	4,383	4,542
6.00% due 06/01/2026	28,862	32,870
6.00% due 04/01/2027	146,442	166,781
6.00% due 12/01/2033	39,950	45,896
6.00% due 05/01/2034	26,068	29,955
6.00% due April 30 TBA	500,000	570,390
6.50% due 06/01/2035	100,491	115,373
6.50% due 10/01/2037	6,936	7,963
7.00% due 06/01/2037	32,281	37,621
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	18,002	18,098
		18,809,706
Government National Mtg. Assoc. — 4.0%
3.50% due April 30 TBA	900,000	947,004
3.50% due May 30 TBA	400,000	419,891
4.00% due 09/15/2040	869,303	933,526
4.00% due 11/15/2040	137,109	147,572
4.00% due 09/15/2041	77,818	84,706
4.00% due 03/20/2044	46,731	49,860
4.50% due 02/15/2039	13,521	14,939
4.50% due 06/15/2041	833,324	922,498
4.50% due 08/15/2041	359,027	397,590
5.50% due 05/15/2036	16,084	18,263
6.00% due 09/15/2032	15,390	18,179
6.00% due 12/15/2033	59,713	69,606
7.00% due 07/15/2033	15,489	18,604

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(11)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
7.00% due 11/15/2033		$16,405	$19,962
8.00% due 11/15/2031		5,118	5,293
8.50% due 11/15/2017		340	359
9.00% due 11/15/2021		218	252
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(7)		239	271
Series 2005-74, Class HB 7.50% due 09/16/2035(7)		12,924	14,823
			4,083,198
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		25,000	25,474
Total U.S. Government Agencies (cost $25,310,139)			25,749,679
U.S. GOVERNMENT TREASURIES — 4.5%
United States Treasury Bonds 2.50% due 02/15/2045(13)		1,950,000	1,932,023
2.88% due 05/15/2043		8,000	8,524
4.38% due 11/15/2039		179,300	241,522
			2,182,069
United States Treasury Notes — 2.4%
United States Treasury Notes TIPS 0.25% due 01/15/2025(9)		2,456,908	2,473,799
Total U.S. Government Treasuries (cost $4,501,709)			4,655,868
FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	28,141
Sovereign — 1.8%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(9)	BRL	473,788	151,446
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2055(9)	BRL	293,542	89,299
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	1,900,000	45,576
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		200,000	194,250
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	23,117
Government of Romania Bonds 5.85% due 04/26/2023	RON	100,000	29,026
Security Description	Shares/ Principal Amount(11)		Value (Note 2)
Sovereign (continued)
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(9)	UYU	$2,503,521	$95,333
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(9)	UYU	710,354	27,285
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		75,000	78,000
Republic of Chile Bonds 3.00% due 01/01/2040(9)	CLP	36,934,170	75,962
Republic of Colombia Bonds 3.00% due 03/25/2033(9)	COP	155,730,323	52,458
Republic of Colombia Bonds 3.50% due 03/10/2021(9)	COP	81,687,434	32,745
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	18,400,000	34,178
Republic of Indonesia Senior Notes 2.88% due 07/08/2021	EUR	100,000	113,143
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,199,000,000	97,341
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	126,772
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	800,000	66,584
Republic of Venezuela Bonds 7.00% due 03/31/2038		100,000	34,000
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,225,000	47,876
United Mexican States Senior Notes 4.75% due 03/08/2044		101,000	106,050
United Mexican States Bonds 5.00% due 12/11/2019	MXN	3,084,100	199,768
United Mexican States Bonds 7.75% due 11/13/2042	MXN	1,278,300	97,155
			1,817,364
Total Foreign Government Obligations (cost $1,949,688)			1,845,505
OPTIONS — PURCHASED†(2)(10) — 0.0%
Call Options-Purchased	RUB	5,000,000	10
Call Options-Purchased	BRL	350,000	9
Call Options-Purchased	MYR	240,000	432
Call Options-Purchased	EUR	60,000	448

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares/ Principal Amount(11)		Value (Note 2)
OPTIONS — PURCHASED(2)(10) (continued)
Call Options-Purchased	HKD	1,485,000	$486
Total Options — Purchased (cost $8,402)			1,385
Total Long-Term Investment Securities (cost $102,222,638)			108,958,076
REPURCHASE AGREEMENTS — 13.6%
Bank of America Securities LLC Joint Repurchase Agreement(12)		$2,590,000	2,590,000
Barclays Capital, Inc. Joint Repurchase Agreement(12)		2,585,000	2,585,000
BNP Paribas SA Joint Repurchase Agreement(12)		2,585,000	2,585,000
Deutsche Bank AG Joint Repurchase Agreement(12)		3,085,000	3,085,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(12)		3,015,000	3,015,000
Total Repurchase Agreements (cost $13,860,000)			13,860,000
TOTAL INVESTMENTS (cost $116,082,638)(14)		120.1%	122,818,076
Liabilities in excess of other assets		(20.1)	(20,573,517)
NET ASSETS		100.0%	$102,244,559

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $14,388,549 representing 14.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $6,438 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	10	$0	$5,046	$504.60	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  Principal amount of security is adjusted for inflation.

(10)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at March 31, 2015	Appreciation (Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	350,000	$2,594	$9	$(2,585)
Call option to buy Euro Dollars in exchange for U.S. dollars with Bank of America N.A.	August 2015	1.14	EUR	60,000	1,927	448	(1,479)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,485,000	649	486	(163)
Call option to buy Malaysian Ringgit in exchange for U.S. dollars with Goldman Sachs International.	May 2015	3.65	MYR	240,000	1,423	432	(991)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	5,000,000	1,809	10	(1,799)
					$8,402	$1,385	$(7,017)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CRC — Costa Rican Colón

DOP — Dominican Peso

EUR — Euro Dollar

HDK — Hong Kong Dollar

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
2	Short	Long Gilt	June 2015	$351,462	$358,241	$(6,779)
4	Long	U.S. Treasury 2YR Notes	June 2015	876,466	876,625	159
23	Long	U.S. Treasury 5YR Notes	June 2015	2,745,750	2,764,852	19,102
50	Short	U.S. Treasury 10YR Notes	June 2015	6,416,372	6,445,313	(28,941)
6	Short	U.S. Long Bonds	June 2015	963,930	983,250	(19,320)
14	Long	U.S. Ultra Bonds	June 2015	2,355,470	2,378,250	22,780
						$(12,999)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CLP	21,100,000	USD	33,717	06/17/2015	$168	$—
	COP	36,525,000	USD	13,854	06/17/2015	—	(111)
	EUR	120,000	USD	129,009	03/15/2017	—	(2,725)
	MXN	2,026,000	USD	133,764	06/17/2015	1,532	—
	USD	33,018	EUR	30,000	04/15/2015	—	(785)
	USD	38,553	EUR	35,000	06/17/2015	—	(915)
						1,700	(4,536)
Barclays Bank PLC	EUR	125,000	USD	131,871	06/17/2015	—	(2,550)
BNP Paribas SA	CZK	1,680,000	USD	67,782	06/17/2015	2,267	—
	USD	66,533	EUR	60,000	06/17/2015	—	(2,011)
	USD	94,977	RON	400,000	06/17/2015	2,240	—
	USD	88,738	NGN	16,106,000	10/08/2015	—	(13,545)
						4,507	(15,556)
Citibank N.A.	EUR	40,000	USD	51,738	09/18/2015	8,657	—
	NGN	16,106,000	USD	70,640	10/08/2015	—	(4,553)
	RON	400,000	USD	94,960	06/17/2015	—	(2,257)
	USD	50,388	RSD	5,000,000	09/18/2015	—	(7,016)
						8,657	(13,826)

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	EUR	60,000	USD	63,044	04/15/2015	$—	$(1,422)
	EUR	10,000	USD	10,858	04/30/2015	111	—
	USD	67,754	INR	4,280,000	04/15/2015	484	—
	USD	35,135	MYR	130,000	06/17/2015	—	(263)
						595	(1,685)
Goldman Sachs International	CNY	2,615,000	USD	425,743	04/02/2015	4,325	—
	HKD	745,000	USD	96,077	03/03/2016	16	—
	USD	424,100	CNY	2,615,000	04/02/2015	—	(2,682)
						4,341	(2,682)
HSBC Bank USA, Inc.	GBP	105,000	USD	156,253	04/30/2015	378	—
	USD	96,701	IDR	1,306,913,000	06/17/2015	1,451	—
						1,829	—
JPMorgan Chase Bank	COP	84,243,000	USD	31,732	06/17/2015	—	(478)
	KZT	11,264,000	USD	56,320	05/18/2015	—	(1,224)
	USD	138,274	MXN	2,100,000	06/17/2015	—	(1,213)
						—	(2,915)
Morgan Stanley and Co., Inc.	BRL	200,000	USD	62,344	04/02/2015	—	(321)
	MXN	2,877,000	USD	184,309	06/17/2015	—	(3,466)
	USD	61,275	BRL	200,000	04/02/2015	1,391	—
						1,391	(3,787)
National Australia Bank Limited	EUR	617,000	USD	677,487	04/30/2015	14,432	—
	EUR	54,000	USD	57,407	06/17/2015	—	(663)
						14,432	(663)
Royal Bank of Canada	MXN	2,876,000	USD	184,288	06/17/2015	—	(3,421)
Royal Bank of Scotland PLC	EUR	54,000	USD	57,236	06/17/2015	—	(834)
Standard Chartered Bank	USD	28,125	COP	73,800,000	06/17/2015	92	—
State Street Bank & Trust Company	USD	5,467	EUR	5,000	04/30/2015	—	(94)
Toronto Dominion Bank	CAD	130,000	USD	103,066	06/17/2015	671	—
UBS AG	BRL	425,000	USD	146,655	04/02/2015	13,491	—
	BRL	225,000	USD	69,953	05/05/2015	—	(122)
	COP	69,032,000	USD	26,208	06/17/2015	—	(186)
	EUR	107,000	USD	116,312	06/17/2015	1,248	—
	USD	132,877	BRL	425,000	04/02/2015	287	—
						15,026	(308)
Net Unrealized Appreciation(Depreciation)						$53,241	$(52,857)

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan
COP — Colombina Peso
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	0.89%	$50,000	$(246)	$1,660	$(1,906)
Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.07	95,000	12,023	19,482	(7,459)
Ukraine Government 6.75% due 11/14/2017	(5.000)	12/20/2019	Goldman Sachs International	1.82	25,000	15,891	8,156	7,735
						$27,668	$29,298	$(1,630)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$213,903	$—	$5,046	$218,949
Other Industries	32,294,079	—	—	32,294,079
Preferred Securities/Capital Securities	—	1,540,338	—	1,540,338
Asset Backed Securities:
Diversified Financial Services	—	17,674,462	249,500	17,923,962
U.S. Corporate Bonds & Notes	—	19,061,563	—	19,061,563
Foreign Corporate Bonds & Notes	—	4,639,147	—	4,639,147
Municipal Bond & Notes	—	1,027,601	—	1,027,601
U.S. Government Agencies	—	25,749,679	—	25,749,679
U.S. Government Treasuries	—	4,655,868	—	4,655,868
Foreign Government Obligations	—	1,845,505	—	1,845,505
Options - Purchased	1,385	—	—	1,385
Repurchase Agreements	—	13,860,000	—	13,860,000
Total Investments at Value	$32,509,367	$90,054,163	$254,546	$122,818,076
Other Financial Instruments:†
Open Futures Contracts	$42,041	$—	$—	$42,041
Open Forward Foreign Currency Contracts	—	53,241	—	53,241
Over the Counter Credit Default Swaps on
Corporate and Sovereign Issues-Buy Protection	—	7,735	—	7,735
Total Other Financial Instruments	$42,041	$60,976	$—	$103,017
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$55,040	$—	$—	$55,040
Open Forward Foreign Currency Contracts	—	52,857	—	52,857
Over the Counter Credit Default Swaps on
Corporate and Sovereign Issues-Buy Protection	—	9,365	—	9,365
Total Other Financial Instruments	$55,040	$62,222	$—	$117,262

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Diversified Financial Services	23.1%
Federal National Mtg. Assoc.	21.6
Repurchase Agreements	15.4
Government National Mtg. Assoc.	6.6
Diversified Banking Institutions	5.4
United States Treasury Notes	3.0
Federal Home Loan Mtg. Corp.	3.0
United States Treasury Bonds	2.9
Banks-Commercial	2.7
Sovereign	2.0
Real Estate Investment Trusts	1.9
Pipelines	1.6
Medical-Drugs	1.5
Computers	1.4
Cable/Satellite TV	1.4
Multimedia	1.4
Medical-Biomedical/Gene	1.4
Municipal Bonds & Notes	1.4
Telephone-Integrated	1.2
Banks-Super Regional	1.2
Electric-Integrated	1.1
Oil Companies-Exploration & Production	0.9
Oil Companies-Integrated	0.9
Medical-Generic Drugs	0.8
Cellular Telecom	0.7
Medical Instruments	0.6
E-Commerce/Products	0.5
Finance-Credit Card	0.5
Web Portals/ISP	0.5
Transport-Rail	0.5
Semiconductor Components-Integrated Circuits	0.5
Finance-Auto Loans	0.5
Diversified Manufacturing Operations	0.4
Banks-Fiduciary	0.4
Insurance-Multi-line	0.4
Cosmetics & Toiletries	0.4
Medical-Hospitals	0.4
Agricultural Chemicals	0.3
Internet Content-Entertainment	0.3
Insurance-Property/Casualty	0.3
Building Societies	0.3
Retail-Building Products	0.3
Retail-Restaurants	0.3
Steel-Producers	0.3
Metal Processors & Fabrication	0.3
Commercial Services-Finance	0.3
Medical-HMO	0.3
Trucking/Leasing	0.3
Food-Retail	0.3
Enterprise Software/Service	0.3
Medical-Wholesale Drug Distribution	0.3
Building-Heavy Construction	0.3
Electronic Components-Semiconductors	0.3
Computer Services	0.3
Chemicals-Diversified	0.3
Oil Refining & Marketing	0.2
Food-Wholesale/Distribution	0.2
Applications Software	0.2
Security Services	0.2
Insurance Brokers	0.2
Non-Hazardous Waste Disposal	0.2%
Food-Confectionery	0.2
Industrial Gases	0.2
Retail-Drug Store	0.2
Oil-Field Services	0.2
Instruments-Controls	0.2
Electronic Components-Misc.	0.2
Finance-Consumer Loans	0.2
Electronic Connectors	0.2
Retail-Perfume & Cosmetics	0.2
Entertainment Software	0.2
Building-Residential/Commercial	0.2
E-Commerce/Services	0.2
Insurance-Mutual	0.2
Beverages-Non-alcoholic	0.2
Airlines	0.2
Auto/Truck Parts & Equipment-Original	0.2
Apparel Manufacturers	0.2
Athletic Footwear	0.2
Retail-Major Department Stores	0.2
Containers-Metal/Glass	0.2
Finance-Leasing Companies	0.2
Medical Products	0.2
Metal-Copper	0.2
Investment Management/Advisor Services	0.2
Finance-Investment Banker/Broker	0.1
Tobacco	0.1
Retail-Auto Parts	0.1
Aerospace/Defense-Equipment	0.1
Retail-Gardening Products	0.1
Diversified Operations	0.1
Wireless Equipment	0.1
Gas-Distribution	0.1
Rental Auto/Equipment	0.1
Computer Aided Design	0.1
Electric-Transmission	0.1
Publishing-Newspapers	0.1
Electronic Design Automation	0.1
Brewery	0.1
Television	0.1
Transport-Services	0.1
Electric-Generation	0.1
Pharmacy Services	0.1
Hotels/Motels	0.1
Web Hosting/Design	0.1
Retail-Catalog Shopping	0.1
Electronic Measurement Instruments	0.1
Aerospace/Defense	0.1
Auction Houses/Art Dealers	0.1
Retail-Discount	0.1
Retail-Mail Order	0.1
Coal	0.1
Diversified Minerals	0.1
Machinery-General Industrial	0.1
Medical Information Systems	0.1
Telecommunication Equipment	0.1
Data Processing/Management	0.1
Real Estate Management/Services	0.1
Hazardous Waste Disposal	0.1
Transactional Software	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Medical Labs & Testing Services	0.1%
Finance-Other Services	0.1
Casino Hotels	0.1
Building & Construction Products-Misc.	0.1
Semiconductor Equipment	0.1
Shipbuilding	0.1
Retail-Jewelry	0.1
Funeral Services & Related Items	0.1
Savings & Loans/Thrifts	0.1
Beverages-Wine/Spirits	0.1
Toys	0.1
Paper & Related Products	0.1
Computers-Memory Devices	0.1
126.3%
Credit Quality†#
Aaa	52.4%
Aa	3.6
A	8.7
Baa	19.9
Ba	4.8
B	1.9
Caa	1.5
Ca	0.4
Not Rated@	6.8
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.5%
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	788	$92,354
Agricultural Chemicals — 0.1%
Monsanto Co.	816	91,833
Airlines — 0.2%
United Continental Holdings, Inc.†	2,155	144,924
Apparel Manufacturers — 0.1%
Carter's, Inc.	868	80,264
Applications Software — 0.1%
NetSuite, Inc.†	309	28,663
salesforce.com, Inc.†	937	62,601
		91,264
Athletic Footwear — 0.2%
NIKE, Inc., Class B	1,412	141,666
Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Automotive PLC	876	69,852
Banks-Commercial — 0.1%
PacWest Bancorp	1,247	58,472
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	1,579	150,984
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	536	48,428
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	4,624	261,117
Time Warner Cable, Inc.	518	77,638
		338,755
Casino Hotels — 0.1%
Las Vegas Sands Corp.	1,165	64,122
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	4,418	140,006
Chemicals-Diversified — 0.3%
LyondellBasell Industries NV, Class A	1,089	95,614
PPG Industries, Inc.	530	119,536
		215,150
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	2,519	217,616
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,024	90,307
Computer Services — 0.3%
Amdocs, Ltd.	2,644	143,833
IHS, Inc., Class A†	643	73,148
		216,981
Computers — 1.0%
Apple, Inc.	6,719	836,045
Computers-Memory Devices — 0.1%
EMC Corp.	1,732	44,270
Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	2,571	138,885
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	2,902	$201,224
Estee Lauder Cos., Inc., Class A	1,192	99,127
		300,351
Diversified Manufacturing Operations — 0.4%
A.O. Smith Corp.	1,171	76,888
Colfax Corp.†	2,462	117,511
Danaher Corp.	1,029	87,362
Dover Corp.	1,290	89,165
		370,926
E-Commerce/Products — 0.2%
Amazon.com, Inc.†	546	203,167
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	125	145,519
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	1,965	89,486
Electronic Components-Misc. — 0.2%
TE Connectivity, Ltd.	2,476	177,331
Electronic Components-Semiconductors — 0.3%
Avago Technologies, Ltd.	508	64,506
Freescale Semiconductor, Ltd.†	1,794	73,124
Xilinx, Inc.	1,891	79,989
		217,619
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,812	165,711
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	4,782	88,180
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	2,468	79,075
Enterprise Software/Service — 0.3%
Oracle Corp.	4,121	177,821
Tyler Technologies, Inc.†	311	37,485
		215,306
Finance-Credit Card — 0.3%
American Express Co.	900	70,308
Visa, Inc., Class A	3,399	222,329
		292,637
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	2,500	71,388
LPL Financial Holdings, Inc.	1,254	55,000
		126,388
Finance-Other Services — 0.1%
Intercontinental Exchange, Inc.	277	64,616
Food-Confectionery — 0.2%
Hershey Co.	1,539	155,300
Food-Retail — 0.3%
Kroger Co.	2,349	180,074

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Retail (continued)
Whole Foods Market, Inc.	1,164	$60,621
		240,695
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	2,953	111,417
Hotels/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc.	1,020	85,170
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,193	180,477
Instruments-Controls — 0.2%
Sensata Technologies Holding NV†	3,089	177,463
Insurance Brokers — 0.1%
Aon PLC	1,091	104,867
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	3,341	274,680
Investment Management/Advisor Services — 0.1%
BlackRock, Inc.	186	68,046
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	441	75,852
Medical Information Systems — 0.1%
athenahealth, Inc.†	630	75,216
Medical Instruments — 0.1%
Boston Scientific Corp.†	6,787	120,469
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	1,669	266,790
Biogen Idec, Inc.†	706	298,101
Celgene Corp.†	1,977	227,909
Regeneron Pharmaceuticals, Inc.†	254	114,676
		907,476
Medical-Drugs — 1.0%
Bristol-Myers Squibb Co.	2,453	158,218
Eli Lilly & Co.	1,544	112,171
Endo International PLC†	1,834	164,510
Ironwood Pharmaceuticals, Inc.†	4,742	75,872
Jazz Pharmaceuticals PLC†	487	84,149
Johnson & Johnson	755	75,953
Mallinckrodt PLC†	1,392	176,297
		847,170
Metal Processors & Fabrication — 0.3%
Precision Castparts Corp.	693	145,530
Rexnord Corp.†	4,006	106,920
		252,450
Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class A	6,093	206,187
Walt Disney Co.	1,838	192,788
		398,975
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp.	1,660	$137,465
Oil Refining & Marketing — 0.2%
Phillips 66	1,440	113,184
Valero Energy Corp.	1,540	97,975
		211,159
Oil-Field Services — 0.2%
Baker Hughes, Inc.	1,897	120,611
NOW, Inc.†	2,678	57,952
		178,563
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	982	85,208
Real Estate Investment Trusts — 0.4%
American Tower Corp.	2,367	222,853
Lexington Realty Trust	2,262	22,235
Simon Property Group, Inc.	336	65,735
		310,823
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	434	73,954
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	190	129,610
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	3,526	262,299
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,115	80,503
Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,335	113,555
Retail-Jewelry — 0.1%
Tiffany & Co.	683	60,111
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	966	77,000
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	2,018	141,361
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	533	80,403
Retail-Restaurants — 0.3%
Dunkin' Brands Group, Inc.	1,411	67,107
Starbucks Corp.	1,977	187,222
		254,329
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.	8,545	70,325
QUALCOMM, Inc.	2,461	170,646
		240,971
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	741	43,193
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,606	74,375
Television — 0.1%
CBS Corp., Class B	1,386	84,033

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)
COMMON STOCKS (continued)
Television (continued)
ION Media Networks, Inc.†(1)(2)(3)	4	$2,019
		86,052
Tobacco — 0.1%
Altria Group, Inc.	2,405	120,298
Toys — 0.1%
Mattel, Inc.	1,968	44,969
Transactional Software — 0.1%
Solera Holdings, Inc.	1,348	69,638
Transport-Rail — 0.3%
Kansas City Southern	818	83,501
Union Pacific Corp.	1,542	167,014
		250,515
Web Portals/ISP — 0.5%
Google, Inc., Class C†	841	460,868
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,453	96,871
Total Common Stocks (cost $11,449,149)		13,568,306
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Banks-Commercial — 0.7%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(4)	$200,000	221,233
Banco do Brasil SA VRS 6.25% due 04/15/2024(4)	200,000	133,740
Banco Santander SABanco Santander SA VRS 6.25% due 03/12/2019(4)	200,000	216,663
		571,636
Building Societies — 0.3%
Nationwide Building Society VRS 6.88% due 06/20/2019(4)	175,000	263,164
Diversified Banking Institutions — 0.6%
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(4)	200,000	229,329
Societe Generale SA VRS 8.25% due 11/29/2018(4)	225,000	239,063
		468,392
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS 6.25% due 12/15/2022(4)	100,000	112,500
Diversified Operations — 0.1%
Hutchison Whampoa Europe Finance, Ltd. VRS 3.75% due 05/10/2018(4)	100,000	110,885
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00 due 11/30/2056†(1)	8,000	1
Security Description	Principal Amount(12)	Value (Note 2)
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	$45,000	$51,244
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	263,375
Total Preferred Securities/Capital Securities (cost $2,021,398)		1,841,197
ASSET BACKED SECURITIES — 22.6%
Diversified Financial Services — 22.6%
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C 2.18% due 06/08/2020	7,000	6,998
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	3,346	3,348
AMMC CLO FRS Series 2014-14A, Class A1L 1.71% due 07/27/2026*(5)	250,000	248,750
Apidos CLO FRS Series 2014-17A, Class A1A 1.76% due 04/17/2026*(5)	250,000	249,875
Apidos CLO XX FRS Series 2015-20A, Class A1 1.77% due 01/16/2027*(5)	250,000	250,725
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(5)	234,598	233,589
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.75% due 10/25/2034	5,600	5,238
Atrium Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(5)	250,000	251,125
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	65,000	65,224
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.73% due 05/10/2045(6)	95,000	97,769
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(6)	135,725	147,448
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	235,000	244,593
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.47% due 02/25/2036(7)	255,003	223,172

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	$95,000	$102,669
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.71% due 06/11/2040(6)	60,000	64,705
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	22,750	22,900
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	12,000	12,037
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2013-3A, Class A1A 1.37% due 07/15/2025*(5)	250,000	246,375
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2012-2AR, Class A1R 1.56% due 07/20/2023*(5)	250,000	249,725
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2014-4A, Class B 2.70% due 10/15/2026*(5)	250,000	251,400
Cent CLO, Ltd. FRS Series 2013-20A, Class A 1.74% due 01/25/2026*(5)	250,000	249,775
Cent CLO, Ltd. FRS Series 2015-23A, Class A1 1.75% due 04/17/2026*(5)	250,000	249,875
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.74% due 05/24/2026*(5)	250,000	249,100
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(5)	250,000	249,350
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	75,000	82,521
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	155,000	171,914
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(6)	41,481	45,335
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.63% due 03/25/2036(7)	143,876	132,837
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class A4 5.30% due 01/15/2046(6)	$77,179	$78,661
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	165,000	173,712
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	151,020	163,913
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(6)	124,742	133,386
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	162,472
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	50,000	53,794
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(6)	100,000	106,792
Commercial Mtg. Trust Series 2014-CR18, Class A5 3.83% due 07/15/2047(6)	165,000	178,710
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	75,000	81,983
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(6)	60,000	65,855
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(6)	95,000	104,635
Commercial Mtg. Trust VRS Series 2013-CR9, Class A4 4.24% due 07/10/2045(6)	60,109	67,559
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(6)	55,236	57,245
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(6)	75,000	82,377
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.34% due 01/25/2037(7)	131,458	124,221
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	16,237	16,412

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	$111,406	$104,543
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,647	5,423
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	33,574	33,581
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(6)	50,000	50,058
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	53,525	55,945
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	65,705	68,319
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(5)	250,000	249,875
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.61% due 04/18/2026*(5)	250,000	248,475
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.26% due 05/25/2035(7)	239,826	224,343
First Investors Auto Owner Trust Series 2014-1A, Class A3 1.49% due 01/15/2020*	40,000	40,082
First Investors Auto Owner Trust Series 2014-3A, Class A3 1.67% due 11/16/2020*	140,000	140,260
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	25,000	25,126
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	6,005
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	50,000	50,190
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	$11,000	$11,028
Galaxy XIX CLO, Ltd. FRS Series 2015-19A, Class A1A 1.81% due 01/24/2027*(5)	250,000	249,500
Gramercy Park CLO, Ltd. FRS Series 2012-1AR, Class A1R 1.56% due 07/17/2023*(5)	250,000	250,750
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	155,000	163,556
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	163,674
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	48,156
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	106,849
GS Mtg. Securities Trust Series 2014-GC22, Class A5 3.86% due 06/10/2047(6)	125,000	136,082
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(6)	75,000	82,395
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	150,000	152,431
GSAA Home Equity Trust FRS Series 2007-4, Class A1 0.27% due 03/25/2037	279,034	151,512
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.56% due 04/25/2036(7)	19,531	16,480
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(7)	95,668	87,333
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.68% due 04/25/2035(7)	75,977	73,806
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 6.01% due 03/25/2047(7)	51,403	44,160
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	195,000	195,443
Impac CMB Trust FRS Series 2005-4, Class 1A1A 3.36% due 05/25/2035(7)	125,651	114,944

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	$145,000	$154,172
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	115,250	128,162
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP9, Class A3 5.34% due 05/15/2047(6)	191,201	201,380
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(6)	115,000	123,839
JP Morgan Chase Commercial Mtg. Securities Trust Series 2008-C2, Class A4 6.07% due 02/12/2051(6)	94,124	102,657
JPMBB Commercial Mtg. Securities Trust Series 2014-C22, Class A4 3.80% due 09/15/2047(6)	65,000	70,115
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(6)	45,000	50,145
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	24,488	26,116
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.82% due 06/15/2038(6)	128,879	134,271
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	115,253	120,932
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(6)	59,342	65,055
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.76% due 04/18/2026*(5)	250,000	249,450
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(5)	250,000	249,550
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.68% due 07/25/2026*(5)	250,000	249,200
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.21% due 07/25/2026*(5)	250,000	248,950
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.46% due 02/25/2035(7)	$37,697	$37,708
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.53% due 12/25/2034(7)	65,481	64,714
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.66% due 05/12/2039(6)	125,000	128,918
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	140,105	148,073
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(6)	60,091	64,423
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(6)	90,000	97,053
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.17% due 12/15/2047(6)(8)	359,447	26,632
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(6)	135,000	145,159
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(6)	25,000	27,587
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(6)	105,000	110,519
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	171,055	179,700
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	115,000	123,323
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	78,578	85,181

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.27% due 01/11/2043(6)	$62,814	$69,801
Morgan Stanley Mtg. Loan Trust Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	63,328	57,591
MortgageIT Trust FRS Series 2005-4, Class A1 0.45% due 10/25/2035(7)	318,499	288,749
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.72% due 08/04/2025*(5)	250,000	248,975
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.67% due 06/25/2036(7)	178,509	136,320
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(7)	17,580	17,642
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(5)	250,000	249,875
OHA Credit Partners VII, Ltd. FRS Series 2012-7A, Class A 1.68% due 11/20/2023*(5)	200,000	199,340
OHA Loan Funding 2015-1, Ltd. FRS Series 2015-1A, Class A 1.77% due 02/15/2027*(5)	250,000	249,875
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.27% due 02/25/2037	56,946	33,250
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.81% due 04/17/2026*(5)	250,000	249,875
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(5)	250,000	249,875
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.70% due 08/25/2035(7)	179,633	142,526
RFMSI Series Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(7)	3,421	3,511
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	100,000	100,425
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	$35,000	$35,053
Santander Drive Auto Receivables Trust Series 2013-5, Class C 2.25% due 06/17/2019	20,000	20,225
Santander Drive Auto Receivables Trust Series 2014-1, Class C 2.36% due 04/15/2020	100,000	100,804
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.30% due 05/25/2037	145,727	101,693
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.44% due 02/20/2047(7)	153,913	131,997
Sound Point CLO VIII, Ltd. FRS Series 2015-1A, Class A 1.00% due 04/15/2027*(3)(5)	250,000	249,500
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% due 11/25/2036	195,000	134,465
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	132,372	132,713
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	110,000	110,045
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(7)	100,000	101,935
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.20% due 04/25/2045(7)	141,067	141,751
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(5)	250,000	249,875
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	85,000	88,473
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,047
Voya CLO, Ltd. FRS Series 2015-1A, Class A1 1.74% due 04/18/2027*(5)	250,000	249,625

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Voya CLO, Ltd. FRS Series 2014-4A, Class A2A 2.63% due 10/14/2026*(5)	$250,000	$251,150
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(7)	153,008	137,899
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(6)	60,000	65,071
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(7)	3,782	3,788
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	228,403	226,643
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.62% due 03/25/2035(7)	150,497	153,037
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	93,722	86,866
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	155,000	155,406
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(6)(8)	1,058,005	29,018
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A5 3.68% due 08/15/2047(6)	95,000	102,002
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(6)	130,000	142,909
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(6)	130,000	143,386
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	60,000	66,522
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	55,000	61,246
Total Asset Backed Securities (cost $18,375,877)		18,624,181
U.S. CORPORATE BONDS & NOTES — 23.7%
Aerospace/Defense — 0.1%
Raytheon Co. Senior Notes 3.13% due 10/15/2020	50,000	52,739
Security Description	Principal Amount(12)	Value (Note 2)
Aerospace/Defense (continued)
Raytheon Co. Senior Notes 3.15% due 12/15/2024	$25,000	$25,955
		78,694
Aerospace/Defense-Equipment — 0.0%
Triumph Group, Inc. Company Guar. Notes 5.25% due 06/01/2022	25,000	24,562
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	60,000	63,407
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	142,468
		205,875
Apparel Manufacturers — 0.1%
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021	60,000	62,100
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	105,000	105,758
Auction Houses/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	80,000	78,600
Auto-Cars/Light Trucks — 0.0%
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	15,000	15,039
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	11,023
		26,062
Auto/Truck Parts & Equipment-Original — 0.1%
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	74,200
Banks-Commercial — 0.5%
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	250,000	249,010
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	135,200
		384,210
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	335,000	337,734

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 1.2%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	$150,000	$159,818
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	125,000	134,376
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	111,000	115,554
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	70,000	70,361
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	70,000	70,301
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	95,000	98,119
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	155,000	163,536
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	70,000	74,718
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	55,000	66,599
		953,382
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	87,000	87,111
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	63,750
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 5.95% due 03/15/2022	14,000	15,715
Building-Heavy Construction — 0.3%
SBA Tower Trust Sec. Notes 2.90% due 10/15/2044*	100,000	101,215
SBA Tower Trust Mtg. Notes 3.60% due 04/15/2043*	120,000	119,984
		221,199
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	67,112
Security Description	Principal Amount(12)	Value (Note 2)
Building-Residential/Commercial (continued)
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	$5,000	$5,363
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	79,800
		152,275
Cable/Satellite TV — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	55,000	56,237
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 09/01/2023	10,000	10,450
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	69,726
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	95,000	109,313
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	150,000	154,483
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	50,000	50,008
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	75,000	76,346
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	30,000	30,908
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	4,000	3,889
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	79,875
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	65,000	66,675
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	71,761
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	63,194
		842,865

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
Sprint Communications Company Guar. Notes 9.00% due 11/15/2018*	$25,000	$28,687
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	50,000	48,750
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	15,000	15,488
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	35,000	36,094
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	9,000	9,405
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	94,050
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	15,712
		248,186
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	124,000	76,880
Commercial Services-Finance — 0.0%
Cardtronics, Inc. Company Guar. Notes 5.13% due 08/01/2022*	35,000	34,562
Computers — 0.4%
Apple, Inc. Senior Notes 2.50% due 02/09/2025	125,000	122,328
Apple, Inc. Senior Notes 3.45% due 02/09/2045	150,000	142,386
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	90,000	98,453
		363,167
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	70,000	74,025
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	10,000	10,338
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,090
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions — 4.5%
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	$215,000	$222,432
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	49,917
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	125,000	137,509
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	70,000	70,250
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	275,000	284,430
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	200,000	226,678
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	53,338
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	105,000	130,765
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	127,554
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	40,000	40,426
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	195,000	198,423
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	43,121
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	19,132
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	55,000	71,691
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	43,767
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	56,000	73,531
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	19,000	19,052
JPMorgan Chase & Co. Senior Notes 2.60% due 01/15/2016	65,000	65,898
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	15,000	15,341

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	$25,000	$25,168
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	60,498
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	110,000	125,527
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	15,000	18,353
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	215,905
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	139,817
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	200,000	243,538
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	125,000	142,982
Morgan Stanley Senior Notes 1.88% due 01/05/2018	200,000	201,368
Morgan Stanley Senior Notes 2.13% due 04/25/2018	75,000	75,824
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	16,000	16,651
Morgan Stanley Senior Notes 4.30% due 01/27/2045	100,000	103,623
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	77,000	80,716
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,067
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	70,000	76,451
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	114,696
Morgan Stanley Senior Notes 6.63% due 04/01/2018	100,000	113,735
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	5,036
		3,687,210
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.53% due 01/09/2017	$75,000	$75,092
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	19,000	19,202
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	152,000	196,524
		290,818
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 2.70% due 10/09/2022	13,000	13,222
E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	105,000	114,552
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,120
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,925
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,987
AES Corp. Senior Notes 8.00% due 10/15/2017	8,000	9,250
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	68,550
		85,712
Electric-Integrated — 0.9%
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	45,000	47,283
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	42,500
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	225,000	227,431
Edison International Senior Notes 3.75% due 09/15/2017	96,000	101,608
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	121,391
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	20,900

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	$8,000	$8,994
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	45,000	47,934
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	108,181
		726,222
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	145,000	154,425
Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 4.21% due 04/15/2016	100,000	102,858
General Motors Financial Co., Inc. Company Guar. Notes 3.50% due 07/10/2019	125,000	128,333
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	147,448
		378,639
Finance-Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.50% due 01/15/2019	25,000	25,500
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	10,550
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	133,200
		169,250
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	175,000	179,719
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	10,000	11,513
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	1,437
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)	9,000	1
Security Description	Principal Amount(12)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)	$11,000	$1
		12,952
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	127,656
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	5,000	5,319
		132,975
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	25,000	25,335
Food-Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	75,000	76,734
Sysco Corp. Company Guar. Notes 3.50% due 10/02/2024	11,000	11,415
Sysco Corp. Company Guar. Notes 4.35% due 10/02/2034	5,000	5,253
		93,402
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	40,600
Service Corp. International Senior Notes 5.38% due 01/15/2022	10,000	10,450
		51,050
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	96,716
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	71,575
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,161
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,700
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	7,000	7,193
		20,054

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	$50,000	$51,346
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	30,000	30,797
		82,143
Insurance-Multi-line — 0.2%
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	115,000	185,554
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	131,247
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,280
		151,527
Machinery-Construction & Mining — 0.0%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*	20,000	20,600
Medical Instruments — 0.5%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	205,000	209,539
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	90,000	93,453
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	60,000	65,246
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	50,000	56,674
		424,912
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	45,000	45,556
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	21,000	21,105
		66,661
Medical Products — 0.2%
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	135,000	135,268
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	$20,000	$23,035
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	48,332
Celgene Corp. Senior Notes 4.63% due 05/15/2044	95,000	101,052
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	60,000	63,272
		235,691
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,168
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	75,000	75,880
Merck & Co., Inc. FRS Senior Notes 0.63% due 02/10/2020	200,000	200,806
		391,854
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	23,243
Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	75,000	75,729
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,437
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	50,000	54,198
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	86,024
		246,388
Medical-Hospitals — 0.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	30,000	30,900
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	55,739
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,536
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	10,000	10,800

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	$40,000	$45,040
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	9,000	9,121
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	135,000	143,100
		300,236
Medical-Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	140,000	144,701
McKesson Corp. Senior Notes 1.40% due 03/15/2018	85,000	84,905
		229,606
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	20,000	17,926
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	120,000	117,124
		135,050
Multimedia — 0.9%
21st Century Fox America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	153,277
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	348,584
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	181,405
Time Warner, Inc. Company Guar. Notes 5.88% due 11/15/2016	65,000	69,987
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	6,000	6,755
		760,008
Non-Hazardous Waste Disposal — 0.2%
Waste Management, Inc. Company Guar. Notes 2.90% due 09/15/2022	150,000	151,078
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	35,000	35,337
		186,415
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production — 0.4%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	$25,000	$25,040
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	31,013
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	15,000	14,850
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021*	10,000	8,872
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	5,000	4,387
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	35,000	34,519
Hess Corp. Senior Notes 1.30% due 06/15/2017	65,000	64,444
Hess Corp. Senior Notes 5.60% due 02/15/2041	25,000	27,302
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	75,000	93,856
SM Energy Co. Senior Notes 6.13% due 11/15/2022*	10,000	9,950
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	5,000	4,397
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	9,300
		327,930
Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	65,000	66,983
Oil Refining & Marketing — 0.0%
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	10,200
Paper & Related Products — 0.1%
Cascades, Inc. Senior Notes 5.50% due 07/15/2022*	5,000	5,075
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,940
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	35,000	35,700
		44,715

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 1.6%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 6.25% due 04/01/2023*	$5,000	$5,050
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	5,000	4,868
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	141,120
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	49,530
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	193,043
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	60,000	62,760
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	25,000	25,248
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	65,000	66,719
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	125,000	124,834
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,950
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.88% due 12/01/2024	20,000	20,448
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.75% due 11/01/2020	15,000	15,750
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	175,000	175,824
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	45,000	46,211
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 5.50% due 10/15/2019*	15,000	15,450
Security Description	Principal Amount(12)	Value (Note 2)
Pipelines (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	$4,000	$4,100
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Senior Notes 6.25% due 10/15/2022*	25,000	25,875
Williams Partners LP Senior Notes 3.60% due 03/15/2022	150,000	149,531
Williams Partners LP Senior Notes 3.90% due 01/15/2025	105,000	102,662
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	94,793
		1,328,766
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	85,000	89,037
Real Estate Investment Trusts — 1.5%
American Tower Corp. Senior Notes 3.40% due 02/15/2019	135,000	139,412
American Tower Corp. Senior Notes 3.45% due 09/15/2021	100,000	102,077
American Tower Corp. Senior Notes 5.00% due 02/15/2024	15,000	16,402
Duke Realty LP Senior Notes 3.75% due 12/01/2024	30,000	30,792
Duke Realty LP Company Guar. Notes 6.75% due 03/15/2020	65,000	77,253
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,227
HCP, Inc. Senior Notes 6.00% due 01/30/2017	100,000	107,996
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	80,526
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	116,000	130,742
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	180,310
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	34,864

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Liberty Property LP Senior Notes 4.13% due 06/15/2022	$30,000	$31,393
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	103,805
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	35,000	36,970
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	65,707
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	50,000	55,199
		1,203,675
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	60,681
Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 5.00% due 06/01/2022*	30,000	30,075
Retail-Discount — 0.1%
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*	10,000	10,525
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	60,000	66,955
		77,480
Retail-Drug Store — 0.2%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	8,937	10,510
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,920	15,284
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/2030	123,155	153,115
		178,909
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	79,312
Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	44,000	48,731
Security Description	Principal Amount(12)	Value (Note 2)
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	$9,000	$10,043
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	6,000	6,246
		16,289
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	16,380
ADT Corp. Senior Notes 6.25% due 10/15/2021	165,000	175,725
		192,105
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	62,350
Steel-Producers — 0.3%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	110,000	110,459
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,063
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	15,000	15,206
United States Steel Corp. Senior Notes 6.88% due 04/01/2021	30,000	29,531
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	85,000	86,301
		251,560
Telephone-Integrated — 0.7%
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	55,000	56,322
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	109,000	108,167
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	60,000	61,119
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	23,190
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	121,000	120,451

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	$231,000	$226,228
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	9,000	11,719
		607,196
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,265
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	15,000	15,203
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	25,000	24,962
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	45,670
		85,835
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	71,014
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 06/15/2019*	5,000	5,007
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,114
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000	162,278
		243,413
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	55,000	56,787
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,950
		82,737
Total U.S. Corporate Bonds & Notes (cost $18,730,174)		19,507,688
FOREIGN CORPORATE BONDS & NOTES — 5.4%
Banks-Commercial — 1.4%
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	352,233
Security Description	Principal Amount(12)		Value (Note 2)
Banks-Commercial (continued)
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023		$200,000	$221,750
BPCE SA Sub. Notes 5.15% due 07/21/2024*		200,000	213,699
Credit Suisse Sub. Notes 5.40% due 01/14/2020		136,000	153,295
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		8,000	8,113
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*		200,000	214,183
			1,163,273
Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 7.13% due 12/09/2024	MXN	2,000,000	129,531
Diversified Banking Institutions — 0.3%
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017		30,000	29,972
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038		100,000	131,504
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		7,000	7,051
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023		13,000	14,457
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022		35,000	39,413
			222,397
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		51,000	37,676
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036		40,000	38,688
			76,364
E-Commerce/Products — 0.2%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024		200,000	200,646

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 0.2%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	$200,000	$193,040
Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	15,000	15,562
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,298
Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 1.76% due 12/15/2017	70,000	70,931
Investment Management/Advisor Services — 0.1%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	40,000	39,700
Medical-Generic Drugs — 0.8%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	275,000	278,719
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	230,000	235,310
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	145,000	149,644
		663,673
Oil Companies-Exploration & Production — 0.3%
EnCana Corp. Senior Notes 6.50% due 05/15/2019	105,000	120,626
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	40,950
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	6,000	5,520
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	63,655
		230,751
Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 1.67% due 02/13/2018	175,000	175,828
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020	55,000	55,941
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	55,000	55,498
Security Description	Principal Amount(12)		Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		$81,000	$81,709
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	2,500,000	156,112
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024		10,000	10,681
Statoil ASA Company Guar. Notes 3.95% due 05/15/2043		75,000	76,821
			612,590
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023		15,000	15,169
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025		20,000	20,375
			35,544
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*		20,000	20,275
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*		200,000	198,271
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022		2,000	2,190
Telephone-Integrated — 0.5%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030		100,000	152,865
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020		128,000	130,222
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046		56,000	58,628
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054		52,000	53,955
			395,670
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021		30,000	41,408

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	$150,000	$147,983
		189,391
Total Foreign Corporate Bonds & Notes (cost $4,381,423)		4,463,097
MUNICIPAL BONDS & NOTES — 1.4%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	80,000	103,127
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	195,323
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	21,506
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	250,000	101,260
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	110,000	44,553
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	25,000	10,125
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,052
State of California General Obligation Bonds Series B 6.51% due 04/01/2039	45,000	53,112
State of California General Obligation Bonds 7.30% due 10/01/2039	5,000	7,468
State of California General Obligation Bonds 7.55% due 04/01/2039	110,000	172,379
State of California General Obligation Bonds 7.60% due 11/01/2040	5,000	7,872
Security Description	Principal Amount(12)	Value (Note 2)
State of California General Obligation Bonds 7.63% due 03/01/2040	$45,000	$70,140
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	20,000	20,230
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	82,117
University of California Revenue Bonds Series AJ 4.60% due 05/15/2031	105,000	117,580
Total Municipal Bonds & Notes (cost $997,998)		1,124,844
U.S. GOVERNMENT AGENCIES — 31.2%
Federal Home Loan Mtg. Corp. — 3.0%
1.89% due 02/01/2037 FRS	3,606	3,798
2.50% due 01/01/2028	11,212	11,525
2.50% due 04/01/2028	24,197	24,866
3.00% due 08/01/2027	16,534	17,348
3.00% due 10/01/2042	27,425	28,115
3.00% due 11/01/2042	9,387	9,601
3.00% due 02/01/2043	44,607	45,610
3.00% due 08/01/2043	89,244	91,365
3.00% due April 30 TBA	500,000	510,078
3.50% due 02/01/2042	13,743	14,428
3.50% due 03/01/2042	6,615	6,947
3.50% due 09/01/2043	45,057	47,503
3.50% due April 30 TBA	1,000,000	1,048,027
4.00% due 03/01/2023	13,948	14,736
4.00% due 10/01/2043	20,248	21,631
4.50% due 01/01/2039	2,374	2,582
5.00% due 12/01/2020	3,373	3,594
5.00% due 07/01/2021	15,523	16,684
5.00% due 05/01/2034	20,897	23,398
5.50% due 07/01/2034	10,445	11,778
5.50% due 07/01/2035	13,399	15,106
5.50% due 04/01/2037	6,196	6,940
5.50% due 05/01/2037	5,603	6,284
5.50% due 08/01/2037	27,414	31,149
6.00% due 08/01/2036	5,075	5,760
6.50% due 05/01/2029	4,346	5,049
6.50% due 11/01/2034	4,349	4,982
6.50% due 05/01/2036	44	50
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	2,057	2,086
Series 1577, Class PK 6.50% due 09/15/2023(7)	17,011	18,743
Series 1226, Class Z 7.75% due 03/15/2022(7)	1,265	1,361
Freddie Mac Multifamily Mgt. Trust VRS Series 2010-K8, Class B 5.24% due 09/25/2043*(6)	100,000	112,543

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series 2013-K502, Class B 2.72% due 03/25/2045 VRS*(6)	$100,000	$101,516
Series 2014-K503, Class B 3.01% due 10/25/2047 VRS*(6)	90,000	91,239
Series 2012-K706, Class B 4.03% due 11/25/2044 VRS*(6)	75,000	79,318
		2,435,740
Federal National Mtg. Assoc. — 21.6%
2.10% due 05/01/2037 FRS	6,540	6,952
2.50% due April 15 TBA	200,000	205,406
2.50% due 02/01/2043	184,824	182,961
2.50% due 03/01/2043	186,284	184,406
2.64% due 03/01/2027	40,000	40,392
2.66% due 03/01/2027	415,000	419,782
2.78% due 03/01/2027	76,000	77,726
2.99% due 10/01/2040 FRS	7,389	7,900
3.00% due 01/01/2028	23,882	25,064
3.00% due May 15 TBA	700,000	732,430
3.00% due April 30 TBA	4,400,000	4,498,313
3.50% due 08/01/2026	2,869	3,047
3.50% due 10/01/2028	40,561	43,042
3.50% due April 30 TBA	2,800,000	2,940,875
3.50% due May 30 TBA	2,000,000	2,095,547
4.00% due 11/01/2040	96,666	103,653
4.00% due 11/01/2041	5,769	6,181
4.00% due 10/01/2043	112,362	120,456
4.00% due 11/01/2043	16,448	17,585
4.00% due 12/01/2043	55,431	60,257
4.00% due April 30 TBA	1,300,000	1,389,984
4.50% due 01/01/2039	5,323	5,809
4.50% due 06/01/2039	66,654	73,577
4.50% due 05/01/2041	16,081	17,619
4.50% due April 30 TBA	1,000,000	1,090,938
4.50% due May 30 TBA	500,000	544,102
4.86% due 11/01/2015	227,949	228,988
5.00% due 03/01/2018	7,125	7,487
5.00% due 06/01/2019	2,587	2,744
5.00% due 07/01/2040	49,703	55,285
5.50% due 06/01/2020	101,703	109,387
5.50% due 07/01/2020	15,469	16,261
5.50% due 03/01/2021	38,031	41,416
5.50% due 04/01/2021	39,742	42,410
5.50% due 06/01/2021	73,338	78,477
5.50% due 10/01/2021	60,623	65,353
5.50% due 12/01/2021	80,516	85,899
5.50% due 06/01/2022	110,593	120,198
5.50% due 12/01/2029	2,900	3,263
5.50% due 05/01/2034	7,418	8,396
5.50% due 06/01/2036	376,610	426,553
5.50% due 08/01/2037	16,063	18,075
5.50% due 06/01/2038	1,578	1,793
5.50% due April 30 TBA	400,000	450,687
Security Description	Principal Amount(12)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
6.00% due 06/01/2017	$2,192	$2,271
6.00% due 06/01/2026	28,862	32,871
6.00% due 03/01/2027	34,401	39,179
6.00% due 12/01/2033	3,547	4,075
6.00% due 05/01/2034	14,825	17,035
6.00% due 08/01/2034	1,209	1,389
6.00% due 06/01/2040	9,290	10,608
6.00% due April 30 TBA	800,000	912,625
6.50% due 08/01/2016	1,216	1,249
6.50% due 11/01/2035	10,551	12,114
6.50% due 10/01/2037	3,942	4,526
7.00% due 06/01/2037	32,281	37,621
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	12,415	12,481
		17,744,720
Government National Mtg. Assoc. — 6.6%
3.50% due April 30 TBA	900,000	947,004
3.50% due May 30 TBA	400,000	419,891
4.00% due 10/15/2040	32,116	34,584
4.00% due 11/15/2040	489,114	526,502
4.00% due 02/15/2041	25,985	27,963
4.00% due 07/15/2041	427,875	460,378
4.00% due 09/15/2041	26,753	28,802
4.00% due 10/15/2041	20,229	21,766
4.00% due 11/15/2041	344,497	369,904
4.50% due 06/15/2041	674,595	746,784
5.00% due 01/15/2033	3,985	4,506
5.00% due 12/15/2038	158,754	177,189
5.00% due 04/15/2039	203,927	228,138
5.00% due 01/15/2040	66,653	74,924
5.00% due 04/15/2041	180,396	201,698
5.00% due April 30 TBA	700,000	780,090
5.50% due 04/15/2036	90,259	102,296
6.00% due 02/15/2033	49,716	56,675
6.50% due 07/15/2028	132,212	151,356
6.50% due 08/15/2028	7,994	9,475
6.50% due 09/15/2028	18,772	22,108
6.50% due 11/15/2028	21,379	25,184
7.00% due 01/15/2033	9,806	11,923
7.00% due 05/15/2033	13,815	16,677
7.00% due 11/15/2033	6,414	7,805
8.00% due 02/15/2030	2,095	2,416
8.50% due 11/15/2017	354	373
9.00% due 11/15/2021	245	283
Government National Mtg. Assoc., REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(7)	514	582
Series 2005-74, Class HB 7.50% due 09/16/2035(7)	4,739	5,435
Series 2005-74, Class HC 7.50% due 09/16/2035(7)	2,864	3,330
		5,466,041

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018		$12,000	$12,228
Total U.S. Government Agencies (cost $25,269,278)			25,658,729
U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 2.9%
2.50% due 02/15/2045(9)		1,955,000	1,936,977
3.00% due 11/15/2044		250,000	273,926
6.63% due 02/15/2027(9)		105,000	155,818
			2,366,721
United States Treasury Notes — 3.0%
0.25% due 01/15/2025 TIPS(10)		2,447,041	2,463,864
Total U.S. Government Treasuries (cost $4,703,357)			4,830,585
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,086
Sovereign — 2.0%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(10)	BRL	476,363	152,269
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2055(10)	BRL	293,542	89,299
Dominican Republic Bonds 11.50% due 05/10/2024*	DOP	1,900,000	45,576
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	13,066
Government of Romania Bonds 5.85% due 04/26/2023	RON	100,000	29,026
Oriental Republic of Uruguay Bonds 4.25% due 04/05/2027(10)	UYU	2,781,690	105,925
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(10)	UYU	697,200	26,780
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		75,000	78,000
Republic of Chile Bonds 3.00% due 01/01/2040(10)	CLP	36,934,170	75,962
Republic of Colombia Bonds 3.00% due 03/25/2033(10)	COP	156,167,154	52,605
Security Description	Shares/ Principal Amount(12)		Value (Note 2)
Sovereign (continued)
Republic of Colombia Bonds 3.50% due 03/10/2021(10)	COP	$81,905,850	$32,833
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	18,450,000	34,270
Republic of Indonesia Senior Notes 2.88% due 07/08/2021	EUR	100,000	113,143
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	1,203,000,000	97,666
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	120,000	126,772
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	775,000	64,503
Republic of Venezuela Bonds 7.00% due 03/31/2038		100,000	34,000
Russian Federation Bonds 7.50% due 02/27/2019	RUB	3,600,000	53,443
United Mexican States Senior Notes 4.75% due 03/08/2044		133,000	139,650
United Mexican States Bonds 5.00% due 12/11/2019	MXN	3,101,100	200,870
United Mexican States Bonds 7.75% due 11/13/2042	MXN	1,285,400	97,694
			1,663,352
Total Foreign Government Obligations (cost $1,781,156)			1,680,438
OPTIONS — PURCHASED†(1)(11) — 0.0%
Call Options-Purchased	RUB	6,000,000	11
Call Options-Purchased	BRL	380,000	10
Call Options-Purchased	HKD	1,495,000	490
Call Options-Purchased	MYR	240,000	432
Call Options-Purchased	EUR	60,000	448
Total Options — Purchased (cost $8,990)			1,391
Total Long-Term Investment Securities (cost $87,718,800)			91,300,456
REPURCHASE AGREEMENTS — 15.4%
Bank of America Securities LLC Joint Repurchase Agreement(13)		$2,370,000	2,370,000
Barclays Capital, Inc. Joint Repurchase Agreement(13)		2,365,000	2,365,000
BNP Paribas SA Joint Repurchase Agreement(13)		2,365,000	2,365,000
Deutsche Bank AG Joint Repurchase Agreement(13)		2,825,000	2,825,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(13)	$2,760,000	$2,760,000
Total Repurchase Agreements (cost $12,685,000)		12,685,000
TOTAL INVESTMENTS (cost $100,403,800)(14)	126.3%	103,985,456
Liabilities in excess of other assets	(26.3)	(21,678,582)
NET ASSETS	100.0%	$82,306,874

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $14,474,518 representing 17.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $3,413 representing 0.0% of net assets.

(2)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Multi-Managed Income Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
ION Media Networks, Inc.	04/09/2014	4	$0	$2,019	$504.60	0.00%

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(10)  Principal amount of security is adjusted for inflation.

(11)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at March 31, 2015	Appreciation (Depreciation)
Call option to buy Brazlian Reals in exchange for U.S. dollars with Goldman Sachs International.	September 2015	$2.41	BRL	380,000	$2,816	$10	$(2,806)
Call option to buy Euro Dollars in exchange for U.S. dollars with Bank of America N.A.	August 2015	1.14	EUR	60,000	1,927	448	(1,479)
Call option to buy Hong Kong Dollar in exchange for U.S. dollars with Goldman Sachs International.	March 2016	7.75	HKD	1,495,000	654	490	(164)
Call option to buy Malaysian Ringgit in exchange for U.S. dollars with Goldman Sachs International.	May 2015	3.65	MYR	240,000	1,423	432	(991)
Call option to buy Russian Rubles in exchange for U.S. dollars with Goldman Sachs International.	September 2015	36.97	RUB	6,000,000	2,170	11	(2,159)
					$8,990	$1,391	$(7,599)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  See Note 2 for details of Joint Repurchase Agreements.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CRC — Costa Rican Colón

DOP — Dominican Peso

EUR — Euro Dollar

HDK — Hong Kong Dollar

IDR — Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

RON — Romanian Leu

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
2	Short	Long Gilt	June 2015	$351,462	$358,241	$(6,779)
4	Long	U.S. Treasury 2YR Notes	June 2015	876,466	876,625	159
54	Long	U.S. Treasury 5YR Notes	June 2015	6,447,241	6,491,390	44,149
58	Short	U.S. Treasury 10YR Notes	June 2015	7,445,372	7,476,563	(31,191)
7	Short	U.S. Long Bonds	June 2015	1,136,822	1,147,125	(10,303)
8	Long	U.S. Ultra Bonds	June 2015	1,345,983	1,359,000	13,017
						$9,052

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CLP	21,300,000	USD	34,036	06/17/2015	$169	$—
	COP	36,375,000	USD	13,797	06/17/2015	—	(110)
	EUR	120,000	USD	129,009	03/15/2017	—	(2,725)
	MXN	2,026,000	USD	133,764	06/17/2015	1,532	—
	USD	33,018	EUR	30,000	04/15/2015	—	(785)
	USD	33,046	EUR	30,000	06/17/2015	—	(784)
						1,701	(4,404)
Barclays Bank PLC	EUR	130,000	USD	137,146	06/17/2015	—	(2,652)
BNP Paribas SA	CZK	1,690,000	USD	68,185	06/17/2015	2,280	—
	USD	66,533	EUR	60,000	06/17/2015	—	(2,011)
	USD	94,977	RON	400,000	06/17/2015	2,240	—
	USD	98,567	NGN	17,890,000	10/08/2015	—	(15,046)
						4,520	(17,057)
Citibank N.A.	EUR	50,000	USD	64,673	09/18/2015	10,821	—
	NGN	17,890,000	USD	78,465	10/08/2015	—	(5,057)
	RON	400,000	USD	94,960	06/17/2015	—	(2,257)
	USD	60,466	RSD	6,000,000	09/18/2015	—	(8,420)
						10,821	(15,734)
Deutsche Bank AG	EUR	60,000	USD	63,044	04/15/2015	—	(1,422)
	EUR	10,000	USD	10,858	04/30/2015	111	—
	USD	67,754	INR	4,280,000	04/15/2015	484	—
	USD	35,135	MYR	130,000	06/17/2015	—	(263)
						595	(1,685)

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	CNY	2,635,000	USD	428,999	04/02/2015	$4,358	$—
	HKD	750,000	USD	96,722	03/03/2016	16	—
	USD	427,344	CNY	2,635,000	04/02/2015	—	(2,702)
						4,374	(2,702)
HSBC Bank USA, N.A.	GBP	179,000	USD	266,374	04/30/2015	644	—
	USD	95,190	IDR	1,286,493,000	06/17/2015	1,428	—
						2,072	—
JPMorgan Chase Bank	COP	84,276,000	USD	31,745	06/17/2015	—	(478)
	KZT	11,206,000	USD	56,030	05/18/2015	—	(1,218)
	USD	138,274	MXN	2,100,000	06/17/2015	—	(1,213)
						—	(2,909)
Morgan Stanley and Co., Inc.	BRL	225,000	USD	70,137	04/02/2015	—	(362)
	MXN	2,887,000	USD	184,949	06/17/2015	—	(3,478)
	USD	68,934	BRL	225,000	04/02/2015	1,565	—
						1,565	(3,840)
National Australia Bank Limited	EUR	617,000	USD	677,487	04/30/2015	14,432	—
	EUR	54,000	USD	57,407	06/17/2015	—	(663)
						14,432	(663)
Royal Bank of Canada	MXN	2,886,000	USD	184,929	06/17/2015	—	(3,433)
Royal Bank of Scotland PLC	EUR	53,000	USD	56,176	06/17/2015	—	(818)
Standard Chartered Bank	USD	27,973	COP	73,400,000	06/17/2015	92	—
State Street Bank & Trust Company	USD	5,467	EUR	5,000	04/30/2015	—	(94)
Toronto Dominion Bank	CAD	130,000	USD	103,066	06/17/2015	671	—
UBS AG	BRL	440,000	USD	151,831	04/02/2015	13,967	—
	BRL	215,000	USD	66,844	05/05/2015	—	(116)
	COP	68,749,000	USD	26,101	06/17/2015	—	(185)
	EUR	107,000	USD	116,312	06/17/2015	1,248	—
	USD	137,535	BRL	440,000	04/02/2015	329	—
						15,544	(301)
Net Unrealized Appreciation(Depreciation)						$56,387	$(56,292)

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan
COP — Colombina Peso
CZK — Czech Republic Koruna
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Myalaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Over the Counter Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Darden Resturants, Inc. 6.20% due 10/15/2017	(1.000)%	12/20/2019	Goldman Sachs International	0.89%	$50,000	$(247)	$1,659	$(1,906)
Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs International	4.07	90,000	11,391	18,458	(7,067)
Ukraine Government 6.75% due 11/14/2017	(5.000)	12/20/2019	Goldman Sachs International	1.82	25,000	15,891	8,156	7,735
						$27,035	$28,273	$(1,238)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Television	$84,033	$—	$2,019	$86,052
Other Industries	13,482,254	—	—	13,482,254
Preferred Securities/Capital Securities	—	1,841,197	—	1,841,197
Asset Backed Securities:
Diversified Financial Services	—	18,374,681	249,500	18,624,181
U.S. Corporate Bonds & Notes	—	19,507,688	—	19,507,688
Foreign Corporate Bonds & Notes	—	4,463,097	—	4,463,097
Municipal Bond & Notes	—	1,124,844	—	1,124,844
U.S. Government Agencies	—	25,658,729	—	25,658,729
U.S. Government Treasuries	—	4,830,585	—	4,830,585
Foreign Government Obligations	—	1,680,438	—	1,680,438
Options - Purchased	1,391	—	—	1,391
Repurchase Agreements	—	12,685,000	—	12,685,000
Total Investments at Value	$13,567,678	$90,166,259	$251,519	$103,985,456
Other Financial Instruments:†
Open Futures Contracts	$57,325	$—	$—	$57,325
Open Forward Foreign Currency Contracts	—	56,387	—	56,387
Over the Counter Credit Default Swaps on
Corporate and Sovereign Issues-Buy Protection	—	7,735	—	7,735
Total Other Financial Instruments	$57,325	$64,122	$—	$121,447
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$48,273	$—	$—	$48,273
Open Forward Foreign Currency Contracts	—	56,292	—	56,292
Over the Counter Credit Default Swaps on
Corporate and Sovereign Issues-Buy Protection	—	8,973	—	8,973
Total Other Financial Instruments	$48,273	$65,265	$—	$113,538

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Medical-Drugs	5.6%
Repurchase Agreements	5.4
Diversified Banking Institutions	4.1
Banks-Commercial	2.7
Oil Refining & Marketing	2.4
Computers	2.3
Real Estate Investment Trusts	2.3
Retail-Building Products	2.1
Electric-Integrated	2.1
Oil-Field Services	2.0
Medical-Biomedical/Gene	1.7
Banks-Super Regional	1.7
Federal National Mtg. Assoc.	1.7
Aerospace/Defense	1.7
Diversified Financial Services	1.6
Food-Misc./Diversified	1.6
Electronic Components-Semiconductors	1.6
Retail-Drug Store	1.5
United States Treasury Notes	1.4
Diversified Manufacturing Operations	1.4
Banks-Fiduciary	1.4
Telephone-Integrated	1.3
Enterprise Software/Service	1.3
Web Portals/ISP	1.3
Computers-Memory Devices	1.3
Medical-Wholesale Drug Distribution	1.3
Multimedia	1.3
Oil Companies-Integrated	1.2
Airlines	1.1
Hotels/Motels	1.1
Beverages-Non-alcoholic	1.1
E-Commerce/Products	1.1
Computer Services	1.1
Chemicals-Diversified	1.0
Insurance-Reinsurance	0.9
Auto-Cars/Light Trucks	0.9
Insurance-Multi-line	0.9
Medical-HMO	0.9
Consumer Products-Misc.	0.9
Machinery-General Industrial	0.8
Real Estate Management/Services	0.8
Oil Companies-Exploration & Production	0.8
Containers-Metal/Glass	0.7
Coatings/Paint	0.7
Auto/Truck Parts & Equipment-Original	0.7
U.S. Government Treasuries	0.7
Medical Instruments	0.7
Insurance Brokers	0.7
Building-Heavy Construction	0.7
Electronics-Military	0.6
Insurance-Life/Health	0.6
Machinery-Construction & Mining	0.6
Semiconductor Components-Integrated Circuits	0.6
Transport-Rail	0.6
Retail-Apparel/Shoe	0.6
Tobacco	0.5
Cosmetics & Toiletries	0.5
Human Resources	0.5
Apparel Manufacturers	0.5
Broadcast Services/Program	0.5
Office Automation & Equipment	0.5%
Retail-Regional Department Stores	0.5
Real Estate Operations & Development	0.4
Entertainment Software	0.4
Cellular Telecom	0.4
Disposable Medical Products	0.4
Internet Security	0.4
Advertising Agencies	0.4
Gas-Distribution	0.4
Electric Products-Misc.	0.4
E-Commerce/Services	0.3
Insurance-Property/Casualty	0.3
Agricultural Operations	0.3
Motorcycle/Motor Scooter	0.3
Building-Residential/Commercial	0.3
Data Processing/Management	0.3
Medical Products	0.3
Food-Retail	0.3
Retail-Restaurants	0.3
Casino Hotels	0.3
Electric-Generation	0.3
Telecom Services	0.2
Brewery	0.2
Pipelines	0.2
Medical-Hospitals	0.2
Security Services	0.2
Building & Construction Products-Misc.	0.2
Television	0.2
Rubber-Tires	0.2
United States Treasury Bonds	0.2
Electronic Components-Misc.	0.2
Audio/Video Products	0.2
Cable/Satellite TV	0.2
Steel-Producers	0.2
Paper & Related Products	0.2
Diversified Minerals	0.2
Batteries/Battery Systems	0.2
Industrial Automated/Robotic	0.2
Home Furnishings	0.2
Transport-Truck	0.2
Applications Software	0.2
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Machinery-Electrical	0.2
Computers-Integrated Systems	0.2
Satellite Telecom	0.2
Finance-Investment Banker/Broker	0.2
Distribution/Wholesale	0.2
Beverages-Wine/Spirits	0.2
Oil & Gas Drilling	0.2
Finance-Auto Loans	0.1
Finance-Credit Card	0.1
Commercial Services-Finance	0.1
Internet Application Software	0.1
Semiconductor Equipment	0.1
Footwear & Related Apparel	0.1
Electric-Transmission	0.1
Finance-Consumer Loans	0.1
Energy-Alternate Sources	0.1
Instruments-Controls	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Independent Power Producers	0.1%
Transport-Services	0.1
Metal-Diversified	0.1
Exchange-Traded Funds	0.1
Aerospace/Defense-Equipment	0.1
Theaters	0.1
Medical-Outpatient/Home Medical	0.1
Bicycle Manufacturing	0.1
Investment Management/Advisor Services	0.1
Resorts/Theme Parks	0.1
Finance-Leasing Companies	0.1
Savings & Loans/Thrifts	0.1
Food-Catering	0.1
Diversified Operations	0.1
Diagnostic Kits	0.1
Commercial Services	0.1
Water	0.1
Metal Processors & Fabrication	0.1
Travel Services	0.1
Medical-Generic Drugs	0.1
Printing-Commercial	0.1
Chemicals-Plastics	0.1
Retail-Jewelry	0.1
Federal Home Loan Mtg. Corp.	0.1
Soap & Cleaning Preparation	0.1
Retail-Automobile	0.1
Investment Companies	0.1
Agricultural Chemicals	0.1
Metal-Aluminum	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Computer Software	0.1
Computers-Periphery Equipment	0.1
Steel-Specialty	0.1
Electronic Design Automation	0.1
Rental Auto/Equipment	0.1
Photo Equipment & Supplies	0.1
Water Treatment Systems	0.1
Municipal Bonds & Notes	0.1
Motion Pictures & Services	0.1
Funeral Services & Related Items	0.1
Diversified Operations/Commercial Services	0.1
Transport-Marine	0.1
Schools	0.1
Power Converter/Supply Equipment	0.1
Building & Construction-Misc.	0.1
Insurance-Mutual	0.1
Machine Tools & Related Products	0.1
Therapeutics	0.1
Casino Services	0.1
Engineering/R&D Services	0.1
Consulting Services	0.1
Radio	0.1
101.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 81.9%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	6,700	$522,466
WPP PLC(1)	1,883	42,703
		565,169
Advertising Services — 0.0%
Vertis, Inc.†(5)(8)	99	0
Aerospace/Defense — 1.7%
BAE Systems PLC(1)	15,966	123,785
Northrop Grumman Corp.	6,500	1,046,240
Raytheon Co.	12,600	1,376,550
		2,546,575
Aerospace/Defense-Equipment — 0.1%
Airbus Group NV(1)	1,219	79,211
Astronics Corp.†	228	16,804
Orbital ATK, Inc.	186	14,253
Triumph Group, Inc.	713	42,580
		152,848
Agricultural Chemicals — 0.1%
Monsanto Co.	179	20,145
Syngenta AG(1)	267	90,815
		110,960
Agricultural Operations — 0.3%
Andersons, Inc.	697	28,835
Bunge, Ltd.	5,800	477,688
Limoneira Co.	562	12,251
		518,774
Airlines — 1.1%
Air Arabia PJSC(1)	103,267	39,832
ANA Holdings, Inc.(1)	52,000	139,407
Delta Air Lines, Inc.	1,400	62,944
Hawaiian Holdings, Inc.†	2,942	64,798
International Consolidated Airlines Group SA†(1)	2,477	22,143
Japan Airlines Co., Ltd.(1)	300	9,351
JetBlue Airways Corp.†	5,189	99,888
Southwest Airlines Co.	27,700	1,227,110
Spirit Airlines, Inc.†	729	56,395
Turk Hava Yollari†(1)	14,311	47,202
		1,769,070
Airport Development/Maintenance — 0.0%
Aena SA†*	84	8,446
Apparel Manufacturers — 0.5%
Gerry Weber International AG(1)	438	15,165
Hanesbrands, Inc.	16,000	536,160
Moncler SpA(1)	1,195	20,032
Oxford Industries, Inc.	688	51,910
Sequential Brands Group, Inc.†	1,129	12,080
VF Corp.	1,800	135,558
		770,905
Appliances — 0.0%
Haier Electronics Group Co., Ltd.(1)	14,000	36,549
Security Description	Shares	Value (Note 2)
Applications Software — 0.2%
Constant Contact, Inc.†	621	$23,728
Microsoft Corp.	4,672	189,940
Verint Systems, Inc.†	587	36,353
		250,021
Athletic Footwear — 0.0%
adidas AG(1)	586	46,459
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,545	58,602
Audio/Video Products — 0.2%
Harman International Industries, Inc.	500	66,815
Panasonic Corp.(1)	10,700	140,486
Skyworth Digital Holdings, Ltd.(1)	90,199	70,857
TiVo, Inc.†	3,630	38,514
		316,672
Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG(1)	847	106,003
Daimler AG(1)	165	15,892
Fuji Heavy Industries, Ltd.(1)	4,500	149,617
General Motors Co.	6,600	247,500
Nissan Motor Co., Ltd.(1)	2,000	20,394
Renault SA(1)	933	85,029
Suzuki Motor Corp.(1)	4,900	147,406
Toyota Motor Corp.(1)	4,500	314,062
UMW Holdings Bhd†(1)	11,500	33,634
		1,119,537
Auto-Truck Trailers — 0.0%
Wabash National Corp.†	4,377	61,716
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	5,500	175,670
American Axle & Manufacturing Holdings, Inc.†	791	20,431
Cooper-Standard Holding, Inc.†	713	42,209
Dana Holding Corp.	1,717	36,332
Denso Corp.(1)	1,200	54,786
Lear Corp.	3,200	354,624
Meritor, Inc.†	3,329	41,979
Miller Industries, Inc.	1,070	26,215
Tenneco, Inc.†	442	25,380
Tower International, Inc.†	1,832	48,731
Toyota Industries Corp.(1)	500	28,655
Valeo SA(1)	570	85,210
Visteon Corp.†	324	31,234
		971,456
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,384	31,610
Remy International, Inc.	879	19,523
Standard Motor Products, Inc.	1,553	65,630
		116,763

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial — 2.2%
Abu Dhabi Commercial Bank PJSC(1)	34,332	$60,282
Access National Corp.	835	15,648
Australia & New Zealand Banking Group, Ltd.(1)	2,915	81,242
Banca Popolare di Milano Scarl†(1)	20,671	20,854
Banco Bilbao Vizcaya Argentaria SA(1)	7,935	80,079
Banco Santander SA(1)	13,163	98,999
Bank Negara Indonesia Persero Tbk PT†(1)	89,500	49,393
Bank of China, Ltd., Class H(1)	143,000	82,477
Bank of Ireland†(1)	109,569	41,560
Bank of Queensland, Ltd.(1)	1,721	18,043
Bank of Yokohama, Ltd.(1)	15,000	87,709
Bankia SA†(1)	44,902	62,512
Cardinal Financial Corp.	1,713	34,226
China Construction Bank Corp., Class H(1)	130,000	107,864
Citizens & Northern Corp.	1,086	21,915
Commercial International Bank Egypt SAE GDR(1)	15,259	107,107
Commonwealth Bank of Australia(1)	3,746	265,812
Compartamos SAB de CV†	32,386	58,048
Credicorp, Ltd.	295	41,486
Customers Bancorp, Inc.†	2,216	53,982
DBS Group Holdings, Ltd.(1)	6,400	94,705
DNB ASA(1)	826	13,295
Dubai Islamic Bank PJSC(1)	70,880	119,512
East West Bancorp, Inc.	588	23,790
Farmers Capital Bank Corp.†	760	17,670
Financial Institutions, Inc.	1,118	25,636
First Community Bancshares, Inc.	1,066	18,687
First NBC Bank Holding Co.†	1,188	39,180
FirstMerit Corp.	1,320	25,159
Grupo Financiero Banorte SAB de CV, Class O	16,415	95,174
Hang Seng Bank, Ltd.(1)	5,800	104,629
Hanmi Financial Corp.	2,223	47,016
Heartland Financial USA, Inc.	750	24,473
Industrial & Commercial Bank of China, Ltd., Class H(1)	131,000	96,532
ING Groep NV CVA†(1)	4,674	68,555
Itau Unibanco Holding SA ADR	9,454	104,561
Joyo Bank, Ltd.(1)	13,000	66,912
King S Town Bank(1)	66,000	63,136
MainSource Financial Group, Inc.	1,645	32,308
Metro Bank PLC(8)(17)	736	15,503
Mizuho Financial Group, Inc.(1)	4,600	8,091
National Australia Bank, Ltd.(1)	3,095	90,614
OFG Bancorp	1,023	16,695
Opus Bank	956	29,521
PacWest Bancorp	938	43,983
Peoples Bancorp, Inc.	1,040	24,586
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Popular, Inc.†	878	$30,194
Republic Bancorp, Inc., Class A	678	16,767
Resona Holdings, Inc.(1)	27,600	137,209
Skandinaviska Enskilda Banken AB, Class A(1)	7,771	90,905
Sumitomo Mitsui Financial Group, Inc.(1)	2,500	95,798
Swedbank AB, Class A(1)	3,746	89,534
Talmer Bancorp, Inc., Class A	1,773	27,154
Turkiye Garanti Bankasi AS(1)	3,607	11,801
Turkiye Is Bankasi, Class C(1)	18,963	42,731
United Community Banks, Inc.	1,089	20,560
United Overseas Bank, Ltd.(1)	500	8,370
Westpac Banking Corp.(1)	3,455	103,366
		3,373,550
Banks-Fiduciary — 1.3%
Bank of New York Mellon Corp.	17,600	708,224
State Street Corp.	17,200	1,264,716
		1,972,940
Banks-Super Regional — 1.6%
KeyCorp	35,000	495,600
PNC Financial Services Group, Inc.	15,600	1,454,544
Wells Fargo & Co.	9,556	519,846
		2,469,990
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	1,400	193,270
EnerSys	1,273	81,778
		275,048
Beverages-Non-alcoholic — 1.1%
Britvic PLC(1)	889	9,631
Dr Pepper Snapple Group, Inc.	11,400	894,672
Monster Beverage Corp.†	5,700	788,852
		1,693,155
Beverages-Wine/Spirits — 0.1%
Diageo PLC(1)	2,612	72,021
Bicycle Manufacturing — 0.1%
Shimano, Inc.(1)	1,100	163,754
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	1,786	218,473
Heineken Holding NV(1)	1,380	95,097
SABMiller PLC†(1)	1,277	66,824
		380,394
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class A†	9,300	286,068
Global Mediacom Tbk PT(1)	89,700	11,993
Scripps Networks Interactive, Inc., Class A	3,200	219,392
Starz, Class A†	3,700	127,317
		644,770

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 0.1%
Caesarstone Sdot-Yam, Ltd.	372	$22,584
China Singyes Solar Technologies Holdings, Ltd.(1)	30,000	40,892
Cie de Saint-Gobain(1)	169	7,414
Geberit AG(1)	265	99,480
Trex Co., Inc.†	734	40,025
		210,395
Building & Construction-Misc. — 0.1%
Boskalis Westminster NV(1)	1,528	75,238
Building Products-Cement — 0.0%
Continental Building Products, Inc.†	2,779	62,778
CRH PLC (1)	244	6,353
		69,131
Building Products-Doors & Windows — 0.0%
PGT, Inc.†	4,672	52,210
Building Products-Wood — 0.0%
Boise Cascade Co.†	735	27,533
Building-Heavy Construction — 0.5%
China Railway Group, Ltd., Class H(1)	23,000	23,433
DMCI Holdings, Inc.(1)	108,500	37,612
Mota-Engil Africa NV†(1)	1,554	13,019
Mota-Engil SGPS SA†(1)	20,665	76,326
SBA Communications Corp., Class A†	5,100	597,210
Vinci SA(1)	277	15,852
		763,452
Building-Maintenance & Services — 0.0%
Babcock International Group PLC(1)	4,413	64,377
Building-Residential/Commercial — 0.2%
NVR, Inc.†	200	265,732
Cable/Satellite TV — 0.0%
Liberty Global PLC, Class C†	443	22,066
Numericable SFR SA†(1)	385	20,995
		43,061
Casino Hotels — 0.1%
Melco Crown Entertainment, Ltd. ADR	400	8,584
MGM China Holdings, Ltd.(1)	26,000	48,992
SJM Holdings, Ltd.(1)	24,000	31,277
		88,853
Cellular Telecom — 0.2%
China Mobile, Ltd.(1)	15,000	195,138
NTT DOCOMO, Inc.(1)	5,500	95,562
Vodafone Group PLC(1)	20,468	66,891
		357,591
Chemicals-Diversified — 1.0%
Aceto Corp.	751	16,522
Akzo Nobel NV(1)	312	23,620
BASF SE†(1)	1,192	118,611
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
Croda International PLC(1)	361	$14,654
Innophos Holdings, Inc.	619	34,887
Innospec, Inc.	837	38,828
LyondellBasell Industries NV, Class A	14,000	1,229,200
Symrise AG(1)	461	29,159
		1,505,481
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG(1)	172	69,965
PolyOne Corp.	1,385	51,730
		121,695
Chemicals-Specialty — 0.1%
Cabot Corp.	508	22,860
Kraton Performance Polymers, Inc.†	789	15,946
Minerals Technologies, Inc.	333	24,342
OM Group, Inc.	907	27,237
Zep, Inc.	1,708	29,087
		119,472
Circuit Boards — 0.0%
Silergy Corp.†(1)	2,198	16,708
Coatings/Paint — 0.7%
Nippon Paint Holdings Co., Ltd.(1)	3,600	131,868
Sherwin-Williams Co.	3,500	995,750
		1,127,618
Coffee — 0.0%
Farmer Bros. Co.†	552	13,662
Commercial Services — 0.1%
Elis SA†	367	6,085
Live Nation Entertainment, Inc.†	1,610	40,620
PHH Corp.†	883	21,342
Providence Service Corp.†	788	41,859
		109,906
Commercial Services-Finance — 0.1%
Experian PLC(1)	4,627	76,627
Global Cash Access Holdings, Inc.†	2,948	22,464
Green Dot Corp., Class A†	905	14,408
Net 1 UEPS Technologies, Inc.†	4,690	64,159
		177,658
Communications Software — 0.0%
SolarWinds, Inc.†	1,231	63,076
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	653	25,134
Computer Services — 1.0%
Amdocs, Ltd.	7,200	391,680
CACI International, Inc., Class A†	704	63,303
Computer Sciences Corp.	10,600	691,968
Engility Holdings, Inc.	1,524	45,781
Leidos Holdings, Inc.	5,500	230,780
Manhattan Associates, Inc.†	675	34,162

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Services (continued)
MAXIMUS, Inc.	404	$26,971
		1,484,645
Computer Software — 0.1%
AVG Technologies NV†	943	20,416
Cornerstone OnDemand, Inc.†	632	18,259
Golfzon Co. Ltd.(12)	1,393	37,542
SS&C Technologies Holdings, Inc.	608	37,878
		114,095
Computers — 2.3%
Apple, Inc.	28,222	3,511,663
Lenovo Group, Ltd.(1)	8,000	11,632
		3,523,295
Computers-Integrated Systems — 0.2%
Cray, Inc.†	760	21,341
Fujitsu, Ltd.(1)	12,000	81,905
MTS Systems Corp.	271	20,501
NetScout Systems, Inc.†	503	22,056
NTT Data Corp.(1)	1,200	52,287
VeriFone Systems, Inc.†	993	34,646
		232,736
Computers-Memory Devices — 1.3%
EMC Corp.	17,000	434,520
NetApp, Inc.	18,700	663,102
Nimble Storage, Inc.†	713	15,907
Quantum Corp.†	12,823	20,517
Western Digital Corp.	9,700	882,797
		2,016,843
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	539	22,821
Synaptics, Inc.†	1,107	90,005
		112,826
Consulting Services — 0.1%
Bureau Veritas SA(1)	2,562	55,064
Corporate Executive Board Co.	301	24,038
		79,102
Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	12,300	1,317,453
Containers-Metal/Glass — 0.7%
Ball Corp.	5,600	395,584
Crown Holdings, Inc.†	13,500	729,270
		1,124,854
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.(1)	7,227	77,110
KapStone Paper and Packaging Corp.	1,918	62,987
		140,097
Cosmetics & Toiletries — 0.5%
Avon Products, Inc.	846	6,759
Colgate-Palmolive Co.	3,700	256,558
Coty, Inc., Class A	3,518	85,382
Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries (continued)
Kao Corp.(1)	2,900	$144,789
L'Oreal SA(1)	520	95,745
LG Household & Health Care, Ltd.(1)	78	59,070
Unilever NV CVA(1)	2,096	87,684
		735,987
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	2,800	359,408
Decision Support Software — 0.0%
QAD, Inc., Class A	1,283	31,049
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	2,335	30,308
Diagnostic Kits — 0.1%
Alere, Inc.†	2,017	98,631
OraSure Technologies, Inc.†	3,846	25,153
Trinity Biotech PLC ADR	671	12,917
		136,701
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	3,100	518,785
ICU Medical, Inc.†	919	85,596
		604,381
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	1,281	40,095
Core-Mark Holding Co., Inc.	650	41,808
Wolseley PLC(1)	613	36,258
		118,161
Diversified Banking Institutions — 3.6%
Barclays PLC(1)	10,390	37,281
BNP Paribas SA(1)	1,584	96,335
Credit Agricole SA(1)	9,270	136,289
Credit Suisse Group AG(1)	1,662	44,744
Deutsche Bank AG(1)	2,225	77,412
Goldman Sachs Group, Inc.	8,900	1,672,933
HSBC Holdings PLC(1)	23,972	204,006
JPMorgan Chase & Co.	34,989	2,119,634
Lloyds Banking Group PLC(1)	173,296	201,141
Mitsubishi UFJ Financial Group, Inc.(1)	18,200	112,686
Morgan Stanley	19,900	710,231
Natixis SA(1)	4,631	34,582
UBS Group AG†(1)	5,962	111,893
UniCredit SpA(1)	10,013	67,916
		5,627,083
Diversified Financial Services — 0.1%
CTBC Financial Holding Co., Ltd.(1)	197,624	131,110
Virgin Money Holdings UK PLC†(1)	3,731	22,023
		153,133
Diversified Manufacturing Operations — 1.3%
AZZ, Inc.	502	23,388
Bombardier, Inc., Class B	7,155	14,123
Chase Corp.	891	38,964

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Illinois Tool Works, Inc.	12,500	$1,214,250
Ingersoll-Rand PLC	4,600	313,168
LSB Industries, Inc.†	1,852	76,543
Siemens AG(1)	1,923	208,193
Standex International Corp.	488	40,080
Toshiba Corp.(1)	5,000	20,990
Trinity Industries, Inc.	1,620	57,526
		2,007,225
Diversified Minerals — 0.2%
BHP Billiton PLC(1)	2,933	63,680
BHP Billiton, Ltd.(1)	4,266	99,353
Sumitomo Metal Mining Co., Ltd.(1)	5,000	73,192
US Silica Holdings, Inc.	811	28,880
		265,105
Diversified Operations — 0.1%
Horizon Pharma PLC†	1,197	31,086
Wendel SA(1)	674	80,347
		111,433
Diversified Operations/Commercial Services — 0.1%
Bunzl PLC(1)	3,290	89,266
Drug Delivery Systems — 0.0%
BioDelivery Sciences International, Inc.†	1,955	20,528
Nektar Therapeutics†	1,659	18,249
		38,777
E-Commerce/Products — 1.1%
Alibaba Group Holding, Ltd. ADR†	797	66,342
eBay, Inc.†	27,400	1,580,432
Shutterfly, Inc.†	220	9,953
		1,656,727
E-Commerce/Services — 0.3%
Ctrip.com International, Ltd. ADR†	1,407	82,478
Expedia, Inc.	3,150	296,510
GrubHub, Inc.†	537	24,374
Liberty Ventures, Series A†	3,000	126,030
		529,392
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,383	28,614
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,950	365,153
Brother Industries, Ltd.(1)	5,600	89,170
Mobileye NV†	202	8,490
		462,813
Electric-Generation — 0.1%
China Resources Power Holdings Co., Ltd.(1)	36,000	90,250
Huadian Fuxin Energy Corp., Ltd.(1)	104,000	50,857
		141,107
Security Description	Shares	Value (Note 2)
Electric-Integrated — 1.7%
Alliant Energy Corp.	1,000	$63,000
Edison International	13,000	812,110
Enel SpA†(1)	20,844	93,888
Enersis SA ADR	2,965	48,211
Entergy Corp.	15,600	1,208,844
Korea Electric Power Corp.†(1)	1,089	44,847
OGE Energy Corp.	7,900	249,719
Origin Energy, Ltd.(1)	862	7,388
RWE AG(1)	397	10,151
SSE PLC(1)	500	11,105
		2,549,263
Electric-Transmission — 0.1%
Red Electrica Corp. SA(1)	1,997	162,030
Electronic Components-Misc. — 0.2%
Hoya Corp.(1)	4,400	176,502
Japan Display, Inc.†(1)	3,400	12,244
Murata Manufacturing Co., Ltd.(1)	200	27,554
Plexus Corp.†	1,241	50,595
Sanmina Corp.†	1,167	28,230
Stoneridge, Inc.†	2,381	26,881
		322,006
Electronic Components-Semiconductors — 1.6%
Avago Technologies, Ltd.	5,000	634,900
Broadcom Corp., Class A	22,800	987,126
Cavium, Inc.†	196	13,881
CEVA, Inc.†	1,362	29,038
DSP Group, Inc.†	3,553	42,565
Fairchild Semiconductor International, Inc.†	1,088	19,780
Mellanox Technologies, Ltd.†	428	19,405
Microsemi Corp.†	686	24,284
Monolithic Power Systems, Inc.	384	20,217
QLogic Corp.†	5,960	87,850
Rovi Corp.†	1,357	24,711
Samsung Electronics Co., Ltd.(1)	293	379,817
Semtech Corp.†	674	17,959
SK Hynix, Inc.(1)	2,421	98,984
Sumco Corp.(1)	1,500	25,227
		2,425,744
Electronic Design Automation — 0.1%
Mentor Graphics Corp.	4,343	104,362
Electronics-Military — 0.6%
L-3 Communications Holdings, Inc.	6,600	830,214
Safran SA(1)	2,320	162,135
		992,349
Energy-Alternate Sources — 0.1%
Concord New Energy Group, Ltd.†(1)	860,000	61,023
First Gen Corp.	26,900	18,355
Green Plains, Inc.	1,468	41,911
REX American Resources Corp.†	675	41,047
Sao Martinho SA†	2,903	35,201
		197,537

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 0.1%
Drake & Scull International PJSC†(1)	102,172	$18,672
Gaztransport Et Technigaz SA(1)	88	5,193
KEPCO Engineering & Construction Co., Inc.(1)	650	28,213
KEPCO Plant Service & Engineering Co., Ltd.(1)	330	29,024
		81,102
Enterprise Software/Service — 1.3%
MobileIron, Inc.†	1,970	18,242
Oracle Corp.	41,550	1,792,883
Proofpoint, Inc.†	461	27,300
PROS Holdings, Inc.†	706	17,445
SAP SE(1)	545	39,576
SYNNEX Corp.	521	40,247
Tyler Technologies, Inc.†	296	35,677
Ultimate Software Group, Inc.†	176	29,912
Veeva Systems, Inc., Class A†	825	21,062
		2,022,344
Entertainment Software — 0.4%
Activision Blizzard, Inc.	23,700	538,583
Electronic Arts, Inc.†	1,400	82,341
Glu Mobile, Inc.†	10,002	50,110
		671,034
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	409	20,401
Female Health Care Products — 0.0%
Asaleo Care, Ltd.(1)	2,434	3,500
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	212	41,340
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,205	50,116
Nelnet, Inc., Class A	1,212	57,352
PRA Group, Inc.†	621	33,733
Regional Management Corp.†	1,187	17,520
		158,721
Finance-Credit Card — 0.1%
Visa, Inc., Class A	3,200	209,312
Finance-Investment Banker/Broker — 0.1%
Gain Capital Holdings, Inc.	2,875	28,089
KCG Holdings, Inc., Class A†	4,054	49,702
		77,791
Finance-Leasing Companies — 0.1%
Far East Horizon, Ltd.(1)	47,000	42,898
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	18,300	90,651
		133,549
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	584	14,051
Federal Agricultural Mtg. Corp., Class C	759	21,396
		35,447
Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.0%
Moscow Exchange MICEX-RTS OAO	34,355	$40,146
Plus500, Ltd.(1)	1,050	10,629
		50,775
Food-Catering — 0.1%
Compass Group PLC(1)	8,149	141,531
Food-Confectionery — 0.0%
Barry Callebaut AG(1)	35	34,253
Food-Meat Products — 0.0%
JBS SA	10,481	46,633
WH Group, Ltd.*†(1)	26,455	15,054
		61,687
Food-Misc./Diversified — 1.6%
Associated British Foods PLC(1)	801	33,464
Cal-Maine Foods, Inc.	1,027	40,115
Calbee, Inc.(1)	3,200	139,107
Gruma S.A.B. de CV	2,641	33,605
JG Summit Holdings, Inc.(1)	28,910	46,902
John B. Sanfilippo & Son, Inc.	1,622	69,908
Kerry Group PLC, Class A (1)	579	38,889
Mondelez International, Inc., Class A	41,600	1,501,344
Nestle SA(1)	5,269	397,807
Pinnacle Foods, Inc.	1,067	43,544
Unilever PLC(1)	1,574	65,649
		2,410,334
Food-Retail — 0.3%
Carrefour SA(1)	2,790	93,016
Distribuidora Internacional de Alimentacion SA(1)	7,648	59,788
Koninklijke Ahold NV(1)	6,667	131,524
Seven & I Holdings Co., Ltd.(1)	200	8,416
Shoprite Holdings, Ltd.(1)	5,236	70,719
WM Morrison Supermarkets PLC(1)	935	2,673
Woolworths, Ltd.(1)	1,410	31,579
		397,715
Food-Wholesale/Distribution — 0.0%
SpartanNash Co.	1,513	47,750
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	1,647	120,017
Iconix Brand Group, Inc.†	1,473	49,596
Skechers U.S.A., Inc., Class A†	192	13,807
Steven Madden, Ltd.†	530	20,140
		203,560
Gambling (Non-Hotel) — 0.0%
OPAP SA(1)	1,067	10,005
Gas-Distribution — 0.4%
Centrica PLC(1)	17,834	66,893
Tokyo Gas Co., Ltd.(1)	28,000	176,342
UGI Corp.	10,150	330,789
		574,024

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining — 0.0%
Sibanye Gold, Ltd.(1)	26,101	$55,479
Health Care Cost Containment — 0.0%
HealthEquity, Inc.†	1,251	31,262
Home Furnishings — 0.2%
Leggett & Platt, Inc.	5,100	235,059
Select Comfort Corp.†	938	32,333
		267,392
Hotels/Motels — 1.1%
Dalata Hotel Group, Ltd.†(1)	2,666	10,466
Hilton Worldwide Holdings, Inc.†	25,000	740,500
Homeinns Hotel Group ADR†	1,950	46,156
Marcus Corp.	2,033	43,283
Marriott International, Inc., Class A	5,600	449,792
Wyndham Worldwide Corp.	5,000	452,350
		1,742,547
Human Resources — 0.5%
Kforce, Inc.	1,888	42,121
Korn/Ferry International	1,020	33,528
ManpowerGroup, Inc.	5,500	473,825
Monster Worldwide, Inc.†	9,357	59,323
On Assignment, Inc.†	1,614	61,929
Recruit Holdings Co., Ltd.(1)	400	12,497
TrueBlue, Inc.†	2,593	63,140
		746,363
Import/Export — 0.0%
ITOCHU Corp.(1)	600	6,505
Marubeni Corp.(1)	4,000	23,143
Mitsubishi Corp.(1)	1,900	38,303
		67,951
Industrial Automated/Robotic — 0.2%
FANUC Corp.(1)	900	196,674
Hollysys Automation Technologies, Ltd.	3,941	78,308
		274,982
Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	600	197,190
Insurance Brokers — 0.7%
Aon PLC	10,500	1,009,260
Insurance-Life/Health — 0.5%
AIA Group, Ltd.(1)	35,600	222,895
American Equity Investment Life Holding Co.	2,042	59,484
Challenger, Ltd.†(1)	9,256	50,401
China Life Insurance Co., Ltd.(1)	13,000	57,083
CNO Financial Group, Inc.	2,121	36,524
Legal & General Group PLC(1)	25,806	106,521
Prudential PLC(1)	6,288	155,692
St James's Place PLC(1)	889	12,301
Symetra Financial Corp.	1,829	42,908
		743,809
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 0.7%
ACE, Ltd.	103	$11,483
Ageas(1)	2,701	96,976
Allianz SE(1)	965	167,680
Assicurazioni Generali SpA(1)	5,936	116,816
AXA SA(1)	4,057	102,304
BB Seguridade Participacoes SA	7,017	72,115
CNP Assurances(1)	7,388	129,236
Genworth Financial, Inc., Class A†	4,021	29,393
XL Group PLC	10,700	393,760
		1,119,763
Insurance-Property/Casualty — 0.3%
Admiral Group PLC(1)	863	19,558
AmTrust Financial Services, Inc.	1,147	65,362
Employers Holdings, Inc.	2,320	62,617
Federated National Holding Co.	2,578	78,887
HCI Group, Inc.	1,136	52,108
Heritage Insurance Holdings, Inc.†	2,612	57,490
Insurance Australia Group, Ltd.(1)	22,620	104,844
Intact Financial Corp.	134	10,095
United Insurance Holdings Corp.	2,914	65,565
		516,526
Insurance-Reinsurance — 0.9%
Aspen Insurance Holdings, Ltd.	1,400	66,122
Axis Capital Holdings, Ltd.	4,200	216,636
Essent Group, Ltd.†	741	17,717
Everest Re Group, Ltd.	1,800	313,200
Maiden Holdings, Ltd.	1,836	27,228
Muenchener Rueckversicherungs- Gesellschaft AG(1)	328	70,783
PartnerRe, Ltd.	3,200	365,856
Reinsurance Group of America, Inc.	2,700	251,613
SCOR SE(1)	305	10,302
		1,339,457
Internet Application Software — 0.1%
Intralinks Holdings, Inc.†	1,924	19,894
Tencent Holdings, Ltd.(1)	10,200	192,958
		212,852
Internet Connectivity Services — 0.0%
Com Hem Holding AB†(1)	3,706	30,071
Internet Content-Entertainment — 0.0%
Pandora Media, Inc.†	769	12,465
Internet Security — 0.4%
Symantec Corp.	24,900	581,789
Internet Telephone — 0.0%
magicJack VocalTec, Ltd.†	3,841	26,272
Investment Companies — 0.1%
Exor SpA(1)	1,381	62,674
Hercules Technology Growth Capital, Inc.	1,763	23,765
Solar Capital, Ltd.	1,490	30,158
		116,597

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.1%
Ashford, Inc.†	38	$4,513
China Cinda Asset Management Co. Ltd.†(1)	122,000	60,307
Old Mutual PLC(1)	17,426	57,679
		122,499
Lighting Products & Systems — 0.0%
OSRAM Licht AG(1)	1,297	64,362
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	587	42,575
Machine Tools & Related Products — 0.1%
THK Co., Ltd.†(1)	3,300	84,055
Machinery-Construction & Mining — 0.5%
Atlas Copco AB, Class A(1)	5,005	162,081
Caterpillar, Inc.	5,900	472,177
Hyster-Yale Materials Handling, Inc.	340	24,919
Joy Global, Inc.	4,100	160,638
		819,815
Machinery-Electrical — 0.2%
ABB, Ltd.(1)	4,722	100,186
Mitsubishi Electric Corp.(1)	12,000	142,823
		243,009
Machinery-General Industrial — 0.8%
Altra Industrial Motion Corp.	1,689	46,684
IDEX Corp.	3,400	257,822
Kadant, Inc.	933	49,085
Middleby Corp.†	389	39,931
Rheinmetall AG(1)	191	9,243
Roper Industries, Inc.	4,700	808,400
		1,211,165
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.(1)	1,500	19,838
Marine Services — 0.0%
Ezion Holdings, Ltd.(1)	64,480	50,435
Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	204	11,069
Medical Instruments — 0.7%
AtriCure, Inc.†	999	20,470
CHC Healthcare Group(1)	19,000	38,040
CONMED Corp.	825	41,654
DexCom, Inc.†	466	29,051
Edwards Lifesciences Corp.†	4,200	598,332
Intuitive Surgical, Inc.†	600	303,018
Spectranetics Corp.†	1,078	37,471
		1,068,036
Medical Products — 0.3%
Accuray, Inc.†	2,302	21,409
Coloplast A/S, Class B(1)	2,000	151,348
Globus Medical, Inc., Class A†	1,009	25,467
Greatbatch, Inc.†	1,252	72,428
Hill-Rom Holdings, Inc.	1,105	54,145
Security Description	Shares	Value (Note 2)
Medical Products (continued)
MiMedx Group, Inc.†	2,220	$23,088
Sientra, Inc.†	494	9,480
West Pharmaceutical Services, Inc.	1,092	65,749
		423,114
Medical Sterilization Products — 0.0%
STERIS Corp.	301	21,151
Medical-Biomedical/Gene — 1.7%
AMAG Pharmaceuticals, Inc.†	2,735	149,495
Applied Genetic Technologies Corp.†	785	15,692
ARIAD Pharmaceuticals, Inc.†	9,851	81,172
Cambrex Corp.†	3,637	144,134
Celgene Corp.†	10,243	1,180,813
Charles River Laboratories International, Inc.†	2,200	174,438
China Biologic Products, Inc.†	180	17,192
Dynavax Technologies Corp.†	2,480	55,626
Emergent Biosolutions, Inc.†	1,351	38,855
Gilead Sciences, Inc.†	4,651	456,403
Inovio Pharmaceuticals, Inc.†	608	4,961
Isis Pharmaceuticals, Inc.†	692	44,060
Ligand Pharmaceuticals, Inc.†	198	15,268
Medicines Co.†	797	22,332
Merrimack Pharmaceuticals, Inc.†	2,493	29,617
OncoMed Pharmaceuticals, Inc.†	502	12,941
Prothena Corp. PLC†	1,850	70,559
PTC Therapeutics, Inc.†	302	18,377
Puma Biotechnology, Inc.†	99	23,375
Repligen Corp.†	1,142	34,671
Retrophin, Inc.†	627	15,023
		2,605,004
Medical-Drugs — 5.5%
ACADIA Pharmaceuticals, Inc.†	853	27,799
Actelion, Ltd.(1)	1,303	150,870
Akorn, Inc.†	322	15,298
Alkermes PLC†	342	20,852
Astellas Pharma, Inc.(1)	11,500	188,446
AstraZeneca PLC(1)	3,185	218,364
Bayer AG(1)	1,883	282,931
BioSpecifics Technologies Corp.†	455	17,813
Cardiome Pharma Corp.†	4,883	45,217
China Pioneer Pharma Holding, Inc.(1)	113,000	72,651
Conatus Pharmaceuticals, Inc.†	344	2,449
Enanta Pharmaceuticals, Inc.†	330	10,105
GlaxoSmithKline PLC(1)	7,534	172,528
Grifols SA ADR	484	15,880
Hisamitsu Pharmaceutical Co., Inc.(1)	1,100	45,180
Hua Han Bio-Pharmaceutical Holdings, Ltd.(1)	36,000	8,576
Indivior PLC†(1)	863	2,428
Insys Therapeutics, Inc.†	942	54,758
Jazz Pharmaceuticals PLC†	1,232	212,877
Johnson & Johnson	14,887	1,497,632

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	31,576	$1,814,988
Merck KGaA(1)	689	77,327
Novartis AG(1)	2,162	213,798
Novo Nordisk A/S, Class B(1)	2,789	149,230
Otsuka Holdings Co., Ltd.(1)	2,700	84,561
Pacira Pharmaceuticals, Inc.†	249	22,124
Pfizer, Inc.	65,523	2,279,545
POZEN, Inc.†	3,378	26,078
Prestige Brands Holdings, Inc.†	1,014	43,490
Receptos, Inc.†	313	51,611
Roche Holding AG(1)	849	234,106
Sanofi(1)	2,036	200,345
Shionogi & Co., Ltd.(1)	400	13,347
Shire PLC(1)	1,431	113,794
Sucampo Pharmaceuticals, Inc., Class A†	1,643	25,565
Takeda Pharmaceutical Co., Ltd.(1)	600	29,991
TESARO, Inc.†	463	26,576
Trevena, Inc.†	1,339	8,730
UCB SA(1)	354	25,510
XenoPort, Inc.†	4,410	31,399
		8,534,769
Medical-Generic Drugs — 0.1%
Actavis PLC†	125	37,202
Impax Laboratories, Inc.†	1,341	62,853
		100,055
Medical-HMO — 0.9%
Anthem, Inc.	7,300	1,127,193
Centene Corp.†	473	33,436
Health Net, Inc.†	2,562	154,976
Triple-S Management Corp., Class B†	576	11,451
		1,327,056
Medical-Hospitals — 0.1%
Mediclinic International, Ltd.†(1)	6,443	64,808
Netcare, Ltd.(1)	17,176	59,058
Select Medical Holdings Corp.	3,449	51,149
		175,015
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,362	32,402
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	976	26,137
Amsurg Corp.†	776	47,740
Chemed Corp.	835	99,699
		173,576
Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	8,300	749,241
McKesson Corp.	5,400	1,221,480
Suzuken Co., Ltd.(1)	990	30,235
		2,000,956
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 0.1%
Assa Abloy AB, Class B(1)	371	$22,112
Catcher Technology Co., Ltd.(1)	3,000	31,381
LB Foster Co., Class A	427	20,274
NN, Inc.	2,203	55,251
		129,018
Metal-Aluminum — 0.1%
Constellium NV, Class A†	2,766	56,205
Kaiser Aluminum Corp.	697	53,592
		109,797
Metal-Copper — 0.0%
Antofagasta PLC(1)	4,113	44,355
Metal-Diversified — 0.1%
Glencore PLC(1)	15,245	64,181
Rio Tinto PLC(1)	1,527	62,381
		126,562
Motion Pictures & Services — 0.1%
Eros International PLC†	921	16,090
Lions Gate Entertainment Corp.	2,351	79,746
		95,836
Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	7,400	449,476
Yamaha Motor Co., Ltd.(1)	1,400	33,808
		483,284
MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	3,169	26,620
Surgical Care Affiliates, Inc.†	1,138	39,067
		65,687
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	929	55,935
Multimedia — 1.2%
Entravision Communications Corp., Class A	7,944	50,285
Naspers, Ltd., Class N(1)	736	113,005
Quebecor, Inc., Class B	649	17,361
Time Warner, Inc.	11,500	971,060
Viacom, Inc., Class B	9,500	648,850
Vivendi SA(1)	354	8,802
		1,809,363
Non-Ferrous Metals — 0.0%
Vale Indonesia Tbk PT(1)	142,300	35,166
Office Automation & Equipment — 0.5%
Canon, Inc.(1)	2,900	102,555
Pitney Bowes, Inc.	1,352	31,529
Xerox Corp.	46,700	600,095
		734,179
Oil Companies-Exploration & Production — 0.3%
BG Group PLC(1)	6,610	81,202
Callon Petroleum Co.†	6,813	50,893
Encana Corp.	886	9,892
EP Energy Corp.†	2,472	25,907
Genel Energy PLC†(1)	8,247	57,525
Gulfport Energy Corp.†	359	16,482

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Lone Pine Resources Canada, Ltd.†(8)	1,247	$642
Lone Pine Resources, Inc.,†(8)	1,247	62
Northern Oil and Gas, Inc.†	8,009	61,749
Rosetta Resources, Inc.†	370	6,297
SM Energy Co.	628	32,455
Stone Energy Corp.†	1,018	14,944
Triangle Petroleum Corp.†	4,628	23,279
Unit Corp.†	510	14,270
VAALCO Energy, Inc.†	2,953	7,235
W&T Offshore, Inc.	1,028	5,253
Whiting Petroleum Corp.†	958	29,602
Woodside Petroleum, Ltd.(1)	2,168	56,716
		494,405
Oil Companies-Integrated — 1.1%
BP PLC(1)	29,116	188,118
Eni SpA(1)	4,692	81,209
Exxon Mobil Corp.	9,393	798,405
Royal Dutch Shell PLC, Class A(1) (Euronext)	1,482	44,257
Royal Dutch Shell PLC, Class A(1) (BATS)	4,725	140,422
Royal Dutch Shell PLC, Class B(1)	4,305	133,739
Statoil ASA(1)	5,702	100,746
Suncor Energy, Inc.	603	17,620
Total SA(1)	3,495	173,881
YPF SA ADR	1,635	44,881
		1,723,278
Oil Refining & Marketing — 2.4%
Delek US Holdings, Inc.	1,102	43,805
Marathon Petroleum Corp.	9,900	1,013,661
Phillips 66	15,900	1,249,740
Valero Energy Corp.	21,300	1,355,106
		3,662,312
Oil-Field Services — 1.9%
Amec Foster Wheeler PLC(1)	5,394	72,302
Baker Hughes, Inc.	7,100	451,418
Halliburton Co.	11,100	487,068
Matrix Service Co.†	1,203	21,125
Oil States International, Inc.†	1,900	75,563
Schlumberger, Ltd.	16,500	1,376,760
Superior Energy Services, Inc.	18,400	411,056
		2,895,292
Optical Supplies — 0.0%
STAAR Surgical Co.†	2,271	16,874
Paper & Related Products — 0.1%
Domtar Corp.	1,122	51,859
UPM-Kymmene Oyj(1)	5,355	104,260
		156,119
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	739	24,646
Security Description	Shares	Value (Note 2)
Photo Equipment & Supplies — 0.1%
FUJIFILM Holdings Corp.(1)	2,700	$96,166
Konica Minolta, Inc.(1)	600	6,103
		102,269
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,191	52,833
Poultry — 0.0%
Sanderson Farms, Inc.	409	32,577
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	2,093	53,706
Generac Holdings, Inc.†	669	32,574
		86,280
Printing-Commercial — 0.1%
Deluxe Corp.	1,570	108,770
Ennis, Inc.	1,311	18,511
		127,281
Private Equity — 0.0%
Eurazeo SA(1)	413	28,333
KKR & Co. LP	697	15,899
		44,232
Protection/Safety — 0.0%
Landauer, Inc.	1,142	40,130
Real Estate Investment Trusts — 2.0%
AG Mtg. Investment Trust, Inc.	516	9,721
Agree Realty Corp.	887	29,244
American Capital Agency Corp.	14,000	298,620
Apollo Commercial Real Estate Finance, Inc.	1,274	21,887
Apollo Residential Mortgage, Inc.	190	3,030
ARMOUR Residential REIT, Inc.	2,747	8,708
Ashford Hospitality Trust, Inc.	3,230	31,073
CBL & Associates Properties, Inc.	1,147	22,711
CYS Investments, Inc.	1,622	14,452
Dexus Property Group(1)	13,523	77,842
Education Realty Trust, Inc.	1,624	57,457
EPR Properties	481	28,874
Equity Commonwealth†	1,145	30,400
Equity LifeStyle Properties, Inc.	1,300	71,435
First Industrial Realty Trust, Inc.	1,041	22,309
GEO Group, Inc.	367	16,053
GPT Group(1)	25,112	87,232
Hammerson PLC(1)	6,210	61,217
Hersha Hospitality Trust	7,010	45,355
Hibernia REIT PLC(1)	36,186	45,481
Invesco Mtg. Capital, Inc.	843	13,092
Investors Real Estate Trust	2,341	17,557
Japan Hotel REIT Investment Corp.(1)	13	9,251
Lexington Realty Trust	4,425	43,498
LTC Properties, Inc.	1,259	57,914
MFA Financial, Inc.	2,760	21,694
National Health Investors, Inc.	669	47,506
New Residential Investment Corp.	4,909	73,782

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc.	573	$23,247
One Liberty Properties, Inc.	1,137	27,766
Outfront Media, Inc.	5,183	155,075
Post Properties, Inc.	807	45,942
Public Storage	4,100	808,274
Ramco-Gershenson Properties Trust	1,301	24,199
Scentre Group(1)	6,545	18,596
Select Income REIT	836	20,892
Sovran Self Storage, Inc.	145	13,621
Starwood Property Trust, Inc.	648	15,746
Summit Hotel Properties, Inc.	2,889	40,648
Taubman Centers, Inc.	900	69,417
Two Harbors Investment Corp.	31,500	334,530
Universal Health Realty Income Trust	300	16,875
Vornado Realty Trust	1,200	134,400
Westfield Corp.(1)	5,253	38,108
		3,054,731
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	16,700	646,457
Chailease Holding Co., Ltd.(1)	31,500	78,402
Foxtons Group PLC†(1)	4,821	14,675
Jones Lang LaSalle, Inc.	1,700	289,680
Kennedy-Wilson Holdings, Inc.	452	11,815
Mitsubishi Estate Co., Ltd.(1)	1,000	23,211
RE/MAX Holdings, Inc., Class A	1,418	47,092
Regus PLC(1)	10,162	32,798
		1,144,130
Real Estate Operations & Development — 0.4%
Bumi Serpong Damai Tbk PT(1)	225,900	36,783
China Overseas Land & Investment, Ltd.(1)	22,000	70,736
China Resources Land, Ltd.(1)	14,222	40,176
DAMAC Properties Dubai Co PJSC†	77,532	43,274
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	66,233	74,993
Kawasan Industri Jababeka PT†(1)	2,727,900	68,875
KWG Property Holding, Ltd.(1)	54,000	38,269
Sumitomo Realty & Development Co., Ltd.(1)	1,000	36,010
Supalai PCL	66,000	43,608
Tokyo Tatemono Co., Ltd.(1)	14,000	102,601
Wheelock & Co., Ltd.(1)	23,000	117,555
		672,880
Recreational Vehicles — 0.0%
Brunswick Corp.	478	24,593
Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	547	44,334
SeaWorld Entertainment, Inc.	2,309	44,517
Vail Resorts, Inc.	218	22,546
		111,397
Security Description	Shares	Value (Note 2)
Retail-Apparel/Shoe — 0.5%
ANN, Inc.†	1,218	$49,975
Brown Shoe Co., Inc.	1,508	49,462
Children's Place, Inc.	764	49,041
Gap, Inc.	7,000	303,310
Men's Wearhouse, Inc.	1,048	54,706
Next PLC(1)	1,758	183,167
		689,661
Retail-Automobile — 0.1%
Dogus Otomotiv Servis ve Ticaret AS†(1)	13,667	72,176
Retail-Bookstores — 0.0%
WH Smith PLC†(1)	818	15,753
Retail-Building Products — 2.1%
Home Depot, Inc.	18,100	2,056,341
Kingfisher PLC(1)	1,574	8,882
Lowe's Cos., Inc.	14,900	1,108,411
		3,173,634
Retail-Discount — 0.0%
Big Lots, Inc.	1,110	53,313
Retail-Drug Store — 1.4%
CVS Health Corp.	20,500	2,115,805
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA(1)	714	57,481
Swatch Group AG(1)	128	54,238
		111,719
Retail-Major Department Stores — 0.0%
Hyundai Department Store Co., Ltd.(1)	260	34,860
PT Mitra Adiperkasa Tbk(1)	26,600	10,655
		45,515
Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	558	19,848
Retail-Regional Department Stores — 0.4%
Dillard's, Inc., Class A	518	70,712
Macy's, Inc.	8,100	525,771
		596,483
Retail-Restaurants — 0.2%
Bloomin' Brands, Inc.	1,202	29,245
Jack in the Box, Inc.	330	31,654
Krispy Kreme Doughnuts, Inc.†	955	19,090
Minor International PCL	29,900	32,160
Papa John's International, Inc.	666	41,166
Popeyes Louisiana Kitchen, Inc.†	748	44,745
Sonic Corp.	1,503	47,645
		245,705
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	1,886	16,978
Vista Outdoor, Inc.†	371	15,886
		32,864
Retail-Vision Service Center — 0.0%
Luxottica Group SpA(1)	403	25,586

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber-Tires — 0.2%
Bridgestone Corp.(1)	700	$28,088
Continental AG(1)	840	198,963
Cooper Tire & Rubber Co.	2,577	110,399
		337,450
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	1,385	71,632
Iridium Communications, Inc.†	2,494	24,217
		95,849
Savings & Loans/Thrifts — 0.1%
BofI Holding, Inc.†	589	54,801
Flushing Financial Corp.	1,085	21,776
Heritage Financial Group, Inc.	1,048	28,537
Meta Financial Group, Inc.	602	23,917
Pacific Premier Bancorp, Inc.†	1,026	16,611
		145,642
Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	414	21,226
Grand Canyon Education, Inc.†	1,198	51,873
ITT Educational Services, Inc.†	677	4,597
New Oriental Education & Technology Group ADR†	486	10,775
		88,471
Schools-Day Care — 0.0%
Affinity Education Group, Ltd.†(1)	7,976	6,711
G8 Education, Ltd.(1)	2,336	5,934
		12,645
Security Services — 0.2%
ADT Corp.	5,700	236,664
Securitas AB, Class B(1)	7,146	102,551
Sohgo Security Services Co., Ltd.(1)	400	13,650
		352,865
Semiconductor Components-Integrated Circuits — 0.6%
Advanced Semiconductor Engineering, Inc.(1)	56,000	75,959
Cirrus Logic, Inc.†	761	25,311
Cypress Semiconductor Corp.	5,539	78,155
Marvell Technology Group, Ltd.	26,600	391,020
Power Integrations, Inc.	455	23,696
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	63,039	292,458
		886,599
Semiconductor Equipment — 0.1%
ASML Holding NV(1)	1,190	121,254
Ultra Clean Holdings, Inc.†	4,110	29,386
Xcerra Corp.†	6,045	53,740
		204,380
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	920	78,848
Specified Purpose Acquisitions — 0.0%
FCB Financial Holdings, Inc.†	1,634	44,723
Security Description	Shares	Value (Note 2)
Steel-Producers — 0.1%
ArcelorMittal(1)	5,808	$54,641
ThyssenKrupp AG(1)	5,197	136,465
		191,106
Steel-Specialty — 0.1%
Hitachi Metals, Ltd.(1)	7,000	107,642
Storage/Warehousing — 0.0%
Sumitomo Warehouse Co., Ltd.(1)	4,000	22,157
SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,029	66,531
Telecom Services — 0.2%
Inteliquent, Inc.	1,477	23,248
NeuStar, Inc., Class A†	1,040	25,605
Qorvo, Inc.†	1,594	127,042
Spark New Zealand, Ltd.(1)	4,435	9,846
Spok Holdings, Inc.	1,263	24,212
Tele2 AB, Class B(1)	2,710	32,404
Telenor ASA(1)	3,525	71,242
		313,599
Telecommunication Equipment — 0.0%
Alcatel-Lucent†(1)	7,764	29,382
ARRIS Group, Inc.†	324	9,362
Plantronics, Inc.	238	12,602
ShoreTel, Inc.†	2,687	18,326
		69,672
Telephone-Integrated — 1.1%
BT Group PLC(1)	21,224	137,507
CenturyLink, Inc.	22,900	791,195
Deutsche Telekom AG(1)	6,686	122,427
Frontier Communications Corp.	5,663	39,924
IDT Corp., Class B	1,007	17,874
Nippon Telegraph & Telephone Corp.(1)	100	6,162
Orange SA(1)	5,896	94,859
SoftBank Corp.(1)	2,100	122,072
Telecom Italia SpA RSP(1)	43,121	40,553
Telefonica SA(1)	5,413	77,025
Telstra Corp., Ltd.(1)	24,515	117,650
Verizon Communications, Inc.	3,582	174,193
		1,741,441
Television — 0.1%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	1,237	18,686
ITV PLC(1)	38,694	145,097
Mediaset SpA†(1)	2,314	10,545
ProSiebenSat.1 Media AG(1)	457	22,458
		196,786
Theaters — 0.1%
Carmike Cinemas, Inc.†	2,123	71,333
National CineMedia, Inc.	4,126	62,302
		133,635

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Therapeutics — 0.1%
Dyax Corp.†	1,684	$28,215
Hyperion Therapeutics, Inc.†	957	43,926
Threshold Pharmaceuticals, Inc.†	2,712	11,011
		83,152
Tobacco — 0.5%
British American Tobacco PLC(1)	1,980	102,297
Imperial Tobacco Group PLC(1)	2,399	105,313
Japan Tobacco, Inc.(1)	2,100	66,352
Philip Morris International, Inc.	6,480	488,138
		762,100
Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	589	27,954
Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,190	69,020
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	4,086	58,716
Scorpio Tankers, Inc.	3,181	29,965
		88,681
Transport-Rail — 0.5%
Union Pacific Corp.	6,800	736,508
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(1)	43,700	91,992
Deutsche Post AG(1)	2,535	79,301
Matson, Inc.	432	18,213
Universal Truckload Services, Inc.	130	3,274
		192,780
Transport-Truck — 0.2%
ArcBest Corp.	1,271	48,158
Quality Distribution, Inc.†	5,573	57,569
Saia, Inc.†	1,122	49,705
Swift Transportation Co.†	3,811	99,162
		254,594
Travel Services — 0.1%
CVC Brasil Operadora e Agencia de Viagens SA	9,379	41,583
Thomas Cook Group PLC†(1)	14,823	31,927
TUI AG(1)	2,427	42,679
		116,189
Vitamins & Nutrition Products — 0.0%
Nutraceutical International Corp.†	699	13,770
USANA Health Sciences, Inc.†	223	24,780
		38,550
Water — 0.1%
United Utilities Group PLC(1)	7,183	99,394
Veolia Environnement SA(1)	1,655	31,329
		130,723
Water Treatment Systems — 0.1%
Coway Co., Ltd.†(1)	362	29,786
Sound Global, Ltd.†(8)	88,000	71,330
		101,116
Security Description	Shares	Value (Note 2)
Web Hosting/Design — 0.0%
NIC, Inc.	909	$16,062
Web Portals/ISP — 1.3%
AOL, Inc.†	1,311	51,929
Baidu, Inc. ADR†	525	109,410
Google, Inc., Class A†	3,221	1,786,689
Iliad SA(1)	39	9,112
United Internet AG(1)	1,867	85,124
		2,042,264
Wire & Cable Products — 0.0%
Jiangnan Group, Ltd.(1)	132,000	28,383
Wireless Equipment — 0.0%
CalAmp Corp.†	1,811	29,320
Ubiquiti Networks, Inc.	311	9,190
		38,510
Total Common Stocks (cost $103,938,611)		126,568,322
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75% (cost $18,145)	995	24,149
PREFERRED SECURITIES — 0.2%
Banks-Commercial — 0.0%
HSBC USA, Inc. FRS Series F 3.50%	1,960	45,276
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	11,187
Diversified Banking Institutions — 0.2%
Citigroup, Inc. Series K 6.88%	6,874	187,385
GMAC Capital Trust I FRS Series 2 8.13%	580	15,225
		202,610
Electronic Measurement Instruments — 0.0%
Sartorius AG(1)	148	18,874
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Series G, 7.00%*(5)	33	33,707
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	376	44,285
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	21,640
Total Preferred Securities (cost $349,378)		377,579

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Fiduciary — 0.1%
State Street Capital Trust IV FRS 1.27% due 06/01/2077	$105,000	$88,725
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(2)	15,000	15,488
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS 5.10% due 06/30/2023(2)	9,000	8,550
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(2)	85,000	89,904
		98,454
Diversified Banking Institutions — 0.1%
Bank of America Corp. FRS Series Z 6.50% due 10/23/2024(2)	5,000	5,288
Bank of America Corp. FRS 6.10% due 03/17/2025(2)	139,000	140,998
Citigroup, Inc. FRS 5.90% due 02/15/2023(2)	24,000	24,180
JP Morgan Chase Capital XXIII FRS 1.26% due 05/15/2077	138,000	108,330
Lloyds Banking Group PLC FRS 6.66% due 05/21/2037*(2)	30,000	34,200
		312,996
Diversified Financial Services — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	97,425
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS 6.97% due 06/01/2067	40,000	40,650
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	50,099
		90,749
Finance-Credit Card — 0.0%
American Express Co. FRS 4.90% due 03/15/2020(2)	15,000	15,218
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	37,666
Insurance-Multi-line — 0.1%
Genworth Holdings, Inc. FRS 6.15% due 11/15/2066	55,000	32,450
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	56,937
MetLife, Inc. 6.40% due 12/15/2066	45,000	53,325
		142,712
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,255
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	$60,000	$58,200
Total Preferred Securities/Capital Securities (cost $919,926)		967,888
ASSET BACKED SECURITIES — 1.4%
Diversified Financial Services — 1.4%
Banc of America Commercial Mtg. Trust VRS Series 2005-1, Class XW 0.00% due 11/10/2042*(3)(4)	771,569	8
Banc of America Commercial Mtg. Trust VRS Series 2004-5, Class XC 0.60% due 11/10/2041*(3)(4)	36,989	461
Banc of America Commercial Mtg. Trust VRS Series 2005-5, Class B 5.26% due 10/10/2045(3)	100,000	101,559
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(3)	18,000	18,167
Banc Of America Commercial Mtg., Inc. Series 2005-4, Class A5A 4.93% due 07/10/2045(3)	13,109	13,163
Commercial Mtg.Trust VRS Series 2014-CR18, Class XA 1.30% due 07/15/2047(3)(4)	325,079	25,068
Commercial Mortgage Pass Through Certificates VRS Series 2014-UBS6, Class XA 1.09% due 12/10/2047(3)(4)	448,109	32,001
Commercial Mtg. Trust VRS Series 2006-C8, Class XS 0.52% due 12/10/2046*(3)(4)(5)	2,207,111	17,599
Commercial Mtg. Trust VRS Series 2013-CR13, Class XA 1.01% due 12/10/2023(3)(4)	435,438	24,542
Commercial Mtg. Trust VRS Series 2014-CR17, Class XA 1.21% due 05/10/2047(3)(4)	465,999	33,895
Commercial Mtg. Trust VRS Series 2014-UBS6, Class C 4.47% due 12/10/2047(3)	31,000	32,065
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.84% due 05/15/2038*(3)(4)(5)	24,706	2
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(3)	28,000	28,529
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.40% due 02/15/2040*(3)(4)(5)	576,405	3,388

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.57% due 09/15/2039*(3)(4)(5)	$368,683	$2,494
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(3)	333	332
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.14% due 07/10/2045*(3)(4)	5,793,393	938
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.59% due 05/10/2043*(3)(4)	685,946	866
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.23% due 07/15/2029(3)(4)	104,785	4,458
GMAC Commercial Mtg. Securities, Inc. VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(3)	240	241
GS Mtg. Securities Corp. II VRS GSMS 2013-GC10 XA 1.72% due 02/10/2046(3)(4)	966,765	91,742
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(3)	22,000	22,733
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(3)	66,000	65,995
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2005-CB12, Class X1 0.37% due 09/12/2037*(3)(4)(5)	1,111,963	911
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.06% due 01/15/2046*(3)	25,000	24,212
JP Morgan Chase Commercial Mtg. Securities Trust VRS JPMCC 2013-C13 C 4.06% due 01/15/2046(3)	62,000	63,726
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C10, Class C 4.16% due 12/15/2047(3)	51,000	52,795
JP Morgan Chase Commercial Mtg. Securities Trust Series 2004-LN2, Class A2 5.12% due 07/15/2041(3)	3,491	3,494
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2012-C6, Class D 5.21% due 05/15/2045(3)	21,000	23,236
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP8, Class AJ 5.48% due 05/15/2045(3)	80,000	83,607
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2003-CB6, Class E 5.85% due 07/12/2037*(3)(5)	$140,000	$144,603
JPMBB Commercial Mortgage Securities Trust VRS Series 2014-C25, Class C 4.45% due 11/15/2047(3)	62,000	65,172
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(3)	2,709	2,713
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.22% due 11/15/2040*(3)(4)	2,503,789	2,887
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.55% due 04/15/2040*(3)(4)(5)	127,974	23
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(3)	3,583	3,587
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(3)	50,000	50,765
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.15% due 04/15/2041(3)	69,000	76,207
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.65% due 06/12/2043*(3)(4)(5)	885,252	397
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class AM 5.11% due 07/12/2038(3)	40,000	40,400
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.23% due 07/15/2045*(3)(4)(5)(12)	145,002	19,677
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.20% due 05/15/2044*(3)(4)(5)(12)	88,923	2,001
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(3)	33,000	34,841
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.57% due 02/12/2039(3)	58,000	59,437
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class XA 1.28% due 08/15/2047)(3)(4)	262,746	20,282

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.42% due 08/15/2046(3)	$64,000	$67,951
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(3)	130,000	134,979
Morgan Stanley Capital I Trust Series 2011-C3, Class E 5.18% due 07/15/2049*(3)	33,000	35,169
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(3)	12,829	12,818
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.67% due 04/12/2049(3)	11,775	11,762
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(3)	25,895	26,106
RBSSP Resecuritization Trust FRS Series 2009-12, Class 16A2 2.57% due 10/25/2035*(5)(6)	20,000	17,726
RBSSP Resecuritization Trust FRS Series 2010-1, Class 3A2 5.20% due 08/26/2035*(5)(6)	50,000	48,139
Wachovia Bank Commercial Mortgage Trust Series 2006-C25 VRS Series 2006-AJ, Class C25 5.72% due 05/15/2043(3)	49,000	50,692
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.44% due 04/15/2042*(3)(4)(5)	1,253,217	198
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.55% due 07/25/2045(6)	40,393	38,055
WaMu Mtg. Pass-Through Certs. FRS Series 2004-AR12, Class A2B 0.65% due 10/25/2044(6)	64,458	58,659
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.30% due 07/15/2046*(3)	59,000	56,668
WF-RBS Commercial Mortgage Trust Series 2012-C10, Class D 4.46% due 12/15/2045*	24,000	23,686
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.49% due 03/15/2045*(3)(4)	264,007	18,544
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.49% due 03/15/2048*(3)(4)	272,113	21,452
WF-RBS Commercial Mtg. Trust VRS Series 2012-C10, Class XA 1.79% due 12/15/2045*(3)(4)	706,005	67,483
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2014-C19, Class C 4.65% due 03/15/2047(3)	$73,000	$77,922
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.85% due 06/15/2045(3)	29,000	31,522
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class D 5.47% due 02/15/2044*(3)	67,000	73,152
WFRBS Commercial Mortgage Trust 2013-C16 VRS Series 2013-D, Class C16 4.98% due 09/15/2046*(3)	49,000	49,840
Total Asset Backed Securities (cost $2,782,066)		2,217,742
CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	11,000	13,028
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018*(5)	11,000	18,858
Total Convertible Bonds & Notes (cost $21,717)		31,886
U.S. CORPORATE BONDS & NOTES — 5.7%
Advertising Agencies — 0.0%
Alliance Data Systems Corp. Company Guar. Notes 5.38% due 08/01/2022*	15,000	14,963
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	5,000	5,213
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,735
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	17,000	17,807
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	10,000	10,575
		48,330
Advertising Services — 0.0%
Getty Images, Inc. Senior Notes 7.00% due 10/15/2020*	4,000	2,000
Aerospace/Defense-Equipment — 0.0%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*(5)	5,000	4,987
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	5,000	5,150

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	$3,000	$3,015
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	3,000	3,225
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,546
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	6,403
		28,326
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,566
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	5,987	6,241
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. Series 2009-1, Class A 7.75% due 06/17/2021	2,823	3,260
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	9,513	10,275
		19,776
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	25,000	26,125
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	103,589
Ford Motor Co. Senior Notes 9.98% due 02/15/2047	5,000	8,205
General Motors Co. Senior Notes 5.20% due 04/01/2045	5,000	5,427
General Motors Co. Senior Notes 6.25% due 10/02/2043	15,000	18,376
		135,597
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	15,000	14,588
Security Description	Principal Amount(13)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	$31,000	$35,262
Dana Holding Corp. Senior Notes 5.38% due 09/15/2021	6,000	6,240
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	10,000	10,300
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	14,000	14,910
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	5,000	5,363
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	18,000	19,035
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	20,000	20,800
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	14,000	14,840
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*	15,000	15,112
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	3,000	3,023
		144,885
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	6,000	5,940
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	17,000	17,446
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	6,000	6,150
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	14,000	14,490
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	14,000	14,735
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	17,000	17,680
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	25,000	26,813
		103,254

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Mortgage — 0.0%
Provident Funding Associates LP/PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	$17,000	$16,193
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	3,000	3,086
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	6,000	6,840
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	21,000	22,549
Diageo Investment Corp. Company Guar. Notes 8.00% due 09/15/2022	45,000	59,802
		92,277
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	16,000	25,009
Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes, Series B 6.50% due 11/15/2022	28,000	29,470
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	20,000	21,050
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	31,000	30,690
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	32,000	30,640
		111,850
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. Senior Notes 5.38% due 11/15/2024*	25,000	25,375
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	7,000	7,438
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	15,000	15,225
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	17,000	18,147
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	21,400
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	25,000	26,400
Security Description	Principal Amount(13)	Value (Note 2)
Building & Construction Products-Misc. (continued)
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	$13,000	$15,718
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	15,000	14,662
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	3,000	3,188
		147,553
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	11,000	10,533
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	17,000	17,893
Building-Heavy Construction — 0.1%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	10,000	9,350
SBA Tower Trust Sec. Notes 5.10% due 04/15/2017*	55,000	57,524
		66,874
Building-Residential/Commercial — 0.1%
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	27,062
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	7,000	7,228
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(7)	14,000	14,245
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	20,000	20,750
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	21,000	23,467
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	10,000	11,650
Standard Pacific Corp. Company Guar. Notes 5.88% due 11/15/2024	5,000	5,138
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	14,000	14,840
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	6,000	5,940

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*	$6,000	$5,865
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	17,000	18,020
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	4,000	4,240
Weyerhaeuser Real Estate Co. Senior Notes 5.88% due 06/15/2024*	20,000	19,550
		177,995
Cable/Satellite TV — 0.2%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	14,000	15,540
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	6,000	6,795
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	42,000	47,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	6,000	6,060
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	6,000	6,135
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	12,000	12,600
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	14,000	14,962
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	17,000	17,680
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	10,000	10,225
CCOH Safari LLC Company Guar. Notes 5.75% due 12/01/2024	15,000	15,450
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	13,592
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024*	$11,000	$11,220
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	14,000	15,540
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	15,000	15,019
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	8,000	8,940
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	25,000	26,875
		243,883
Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	15,000	15,224
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	15,000	16,022
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	20,000	21,450
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,100
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	65,751	71,175
Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	8,000	7,620
		148,591
Casino Services — 0.1%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	14,000	15,260
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	14,000	14,735
Scientific Games Corp. Company Guar. Notes 8.13% due 09/15/2018	5,000	4,500
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020	5,000	3,725
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*(5)	15,000	15,337
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022*(5)	30,000	28,050
		81,607

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	$45,000	$49,411
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	27,000	30,982
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	6,000	6,094
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	11,000	11,055
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	43,000	43,860
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	25,000	27,125
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	15,000	14,775
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	5,000	5,123
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	3,000	3,094
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	17,000	17,680
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	10,000	10,319
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	6,000	6,187
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	25,000	26,156
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	6,000	6,285
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	3,000	3,158
		261,304
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	10,000	10,075
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	24,000	25,920
Momentive Performance Materials, Inc. 3.88% due 10/24/2021	15,000	13,275
		49,270
Security Description	Principal Amount(13)	Value (Note 2)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	$6,000	$5,490
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	5,041
Eastman Chemical Co. Senior Notes 3.80% due 03/15/2025	15,000	15,581
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	14,000	14,000
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	5,000	5,013
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	17,000	18,190
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*(5)	10,000	10,450
PQ Corp. Sec. Notes 8.75% due 11/01/2018*	14,000	14,525
Rockwood Specialties Group, Inc. Company Guar. Notes 4.63% due 10/15/2020	20,000	20,825
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	10,000	10,375
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	15,000	16,012
		130,012
Coal — 0.0%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	5,050
CONSOL Energy, Inc. Company Guar. Notes 5.88% due 04/15/2022	6,000	5,430
		10,480
Commercial Services — 0.0%
PHH Corp. Senior Notes 7.38% due 09/01/2019	9,000	9,338
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	15,000	15,000
		24,338
Commercial Services-Finance — 0.0%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(8)(9)	20,000	20,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance (continued)
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	$17,000	$18,013
		38,213
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	11,000	11,330
Computers — 0.0%
Apple, Inc. Senior Notes 3.45% due 02/09/2045	28,000	26,579
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	10,000	10,125
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	5,000	5,337
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	10,000	10,550
		26,012
Containers-Metal/Glass — 0.0%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	19,000	19,166
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	10,000	11,450
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	10,000	10,288
		40,904
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	6,000	6,165
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	20,000	22,025
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	6,000	6,203
Sealed Air Corp. Senior Notes 4.88% due 12/01/2022*	5,000	5,100
Sealed Air Corp. Senior Notes 5.13% due 12/01/2024*(5)	5,000	5,175
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	11,000	11,467
Security Description	Principal Amount(13)	Value (Note 2)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	$12,000	$13,350
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	5,000	5,263
Sealed Air Corp. Company Guar. Notes 8.38% due 09/15/2021*	5,000	5,625
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	27,995
		108,368
Cosmetics & Toiletries — 0.0%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	26,000	22,880
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021(7)	20,000	20,650
		43,530
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,844
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	62,000	66,340
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021(7)	2,000	2,275
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	11,000	12,719
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	8,000	9,480
		105,658
Diagnostic Equipment — 0.0%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	17,000	15,088
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	10,000	10,200
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	10,000	10,855
		21,055
Distribution/Wholesale — 0.1%
American Tire Distributors, Inc Senior Sub. Notes 10.25% due 03/01/2022*(5)	15,000	15,600

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Distribution/Wholesale (continued)
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	$10,000	$10,300
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	20,000	21,400
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	6,000	6,937
		54,237
Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	9,000	11,817
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	11,000	5,858
DFC Finance Corp. Senior Notes 10.50% due 06/15/2020*	10,000	7,825
		13,683
Diversified Manufacturing Operations — 0.1%
Amsted Industries, Inc. Company Guar. Notes 5.00% due 03/15/2022*	5,000	5,031
Amsted Industries, Inc. Company Guar. Notes 5.38% due 09/15/2024*	10,000	10,000
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	25,000	27,032
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	20,509
		62,572
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,933
Electric-Distribution — 0.0%
Aes Corp.
5.50% due 04/15/2025	20,000	19,800
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	6,000	5,850
AES Corp. Senior Notes 7.38% due 07/01/2021	28,000	31,080
AES Corp. Senior Notes 8.00% due 10/15/2017	62,000	71,687
		108,617
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated — 0.2%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	$20,000	$25,121
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	5,644
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	3,000	3,240
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	32,710
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	10,000	10,709
DPL, Inc. Senior Notes 6.50% due 10/15/2016	5,000	5,250
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	27,506
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. Sec. Notes 11.75% due 03/01/2022*†(18)	7,934	8,708
FirstEnergy Transmission LLC Senior Notes 5.45% due 07/15/2044*	35,000	39,400
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	7,596	7,672
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	32,588
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,769
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	13,543
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	25,395
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	13,544
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	20,618
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,088
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,526

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*†(18)	$11,000	$6,875
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,785
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	5,000	5,362
		349,053
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,774
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	21,933
		38,707
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,788
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*	9,000	9,495
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	6,000	6,532
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	1,000	1,088
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*(5)	10,000	10,175
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022	15,000	15,833
		43,123
Energy-Alternate Sources — 0.0%
MMC Energy, Inc. Escrow Notes 8.88% due 10/15/2020†(12)	15,000	0
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	32,861
Enterprise Software/Service — 0.0%
Infor US, Inc. Senior Notes 6.50% due 05/15/2022*(5)	20,000	20,500
Security Description	Principal Amount(13)	Value (Note 2)
Finance-Auto Loans — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	$17,000	$18,105
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	14,000	16,397
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	14,000	16,695
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021	11,000	10,533
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*(5)	5,000	4,931
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,134
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	28,000	28,525
GMAC LLC Sub. Notes 8.00% due 12/31/2018	14,000	15,820
GMAC LLC Company Guar. Notes 8.00% due 11/01/2031	26,000	32,500
		155,640
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp. Senior Notes 6.63% due 05/15/2019*	10,000	8,650
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	15,000	15,487
OneMain Financial Holdings, Inc. Company Guar. Notes 7.25% due 12/15/2021*	10,000	10,350
TMX Finance LLC/ TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	7,000	4,970
		39,457
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 6.40% due 10/02/2017	30,000	33,469
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	40,000	46,051
E*TRADE Financial Corp. Senior Notes 4.63% due 09/15/2023	10,000	10,175
E*TRADE Financial Corp. Senior Notes 5.38% due 11/15/2022	10,000	10,550
		100,245

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 3.75% due 02/01/2022	$15,000	$15,243
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management, Corp. Company Guar. Notes 7.88% due 12/15/2021	11,000	9,845
Finance-Other Services — 0.0%
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022	14,000	14,420
Icahn Enterprises LP/ Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020	31,000	32,203
		46,623
Food-Dairy Products — 0.0%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*(5)	10,000	10,050
WhiteWave Foods Co. Company Guar. Notes 5.38% due 10/01/2022	15,000	16,125
		26,175
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,281
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	6,000	6,375
		11,656
Food-Misc./Diversified — 0.0%
Campbell Soup Co. Senior Notes 8.88% due 05/01/2021	15,000	19,753
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	9,000	11,654
		31,407
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	14,000	14,630
Service Corp. International Senior Notes 5.38% due 05/15/2024	14,000	14,630
Service Corp. International Senior Notes 6.75% due 04/01/2016	59,000	61,655
		90,915
Security Description	Principal Amount(13)	Value (Note 2)
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	$11,000	$11,303
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	17,000	17,648
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	14,000	15,120
		44,071
Gas-Transportation — 0.0%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	6,000	6,210
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018(7)	22,000	23,815
Hotels/Motels — 0.0%
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	10,106
Human Resources — 0.0%
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	31,000	32,085
Independent Power Producers — 0.1%
Calpine Corp Senior Notes 5.75% due 01/15/2025	30,000	30,225
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	3,000	3,242
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	3,000	3,210
Dynegy Finance I, Inc./ Dynegy Finance II, Inc. Senior Sec. Notes 6.75% due 11/01/2019*	35,000	36,225
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	6,000	6,120
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	25,000	25,312
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	91,375
		195,709
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	17,000	17,425

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	$16,000	$21,134
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	47,443
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	22,675
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	20,903
		112,155
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	38,390
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	33,527
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	21,674
		93,591
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	73,827
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	20,524
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	27,291
Investment Companies — 0.0%
NRG Yield Operating LLC Company Guar. Notes 5.38% due 08/15/2024*	5,000	5,200
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	5,000	5,212
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	26,000	27,755
		32,967
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*	16,000	16,480
Security Description	Principal Amount(13)	Value (Note 2)
Machinery-Construction & Mining (continued)
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	$20,000	$20,750
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2025*(5)	5,000	5,150
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	25,000	25,625
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	3,000	3,120
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(9)	15,000	15,112
		86,237
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	15,000	16,125
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022*	10,000	10,775
		26,900
Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	12,000	12,544
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	13,000	14,137
		26,681
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,769
Medical Products — 0.0%
Halyard Health Inc 6.25% due 10/15/2022*	10,000	10,475
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024*	5,000	5,100
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	14,000	14,595
		30,170
Medical-Drugs — 0.1%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	6,000	6,150
Endo Finance LLC & Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	10,000	9,975
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.00% due 10/01/2020*	3,000	3,131

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	$14,000	$14,543
VRX Escrow Corp. Senior Notes 5.38% due 03/15/2020*(5)	15,000	15,131
VRX Escrow Corp. Senior Notes 5.88% due 05/15/2023*(5)	10,000	10,250
VRX Escrow Corp. Senior Notes 6.13% due 04/15/2025*(5)	10,000	10,350
		69,530
Medical-Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	20,000	21,100
Medical-HMO — 0.0%
Centene Corp. Senior Notes 4.75% due 05/15/2022	15,000	15,562
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	11,000	11,550
		27,112
Medical-Hospitals — 0.1%
Acadia Healthcare Co, Inc. Company Guar. Notes 5.63% due 02/15/2023*(5)	5,000	5,087
Acadia Healthcare Co., Inc. Company Guar. Notes 5.13% due 07/01/2022	10,000	10,012
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021	20,000	20,750
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	3,000	3,094
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	3,000	3,090
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,000	3,206
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	6,000	6,081
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	5,000	5,244
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	44,000	49,544
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	3,000	3,499
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Hospitals (continued)
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	$14,000	$14,560
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	14,000	13,685
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	6,000	5,880
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020	14,000	14,840
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	25,000	27,094
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	14,000	15,032
		200,698
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/ Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021	17,000	18,190
Aviv Healthcare Properties LP/ Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	17,000	17,722
		35,912
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	5,000	5,352
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	5,000	5,443
		10,795
Multimedia — 0.1%
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	25,884
21st Century Fox America, Inc. Company Guar. Notes 7.75% due 12/01/2045	10,000	15,085
21st Century Fox America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	13,601
Media General Financing Sub, Inc. Senior Notes 5.88% due 11/15/2022*	5,000	5,100
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	20,000	27,324
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,811

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	$45,000	$63,994
		164,799
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	7,000	7,009
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,006
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	6,295
		23,301
Oil & Gas Drilling — 0.1%
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	52,208
Oil Companies-Exploration & Production — 0.4%
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	11,000	10,560
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*(5)	10,000	9,900
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021	11,000	10,670
California Resources Corp. Company Guar. Notes 5.00% due 01/15/2020*	25,000	22,563
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024*	30,000	26,325
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	14,000	9,660
Chesapeake Energy Corp. Company Guar. Notes 4.88% due 04/15/2022	11,000	10,313
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	3,000	2,925
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	20,000	14,950
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	6,000	6,045
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,104
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	$20,000	$20,950
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	14,000	12,565
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	3,000	2,828
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,244
EP Energy LLC/Everest Acquisition Finance, Inc. Sec. Notes 6.88% due 05/01/2019	6,000	6,150
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	10,200
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	28,000	29,330
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	6,000	3,555
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	35,000	35,875
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	34,000	23,630
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	5,000	4,700
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	20,436
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	20,000	15,800
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	10,000	7,906
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(18)	30,000	17,400
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	10,000	10,101
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	26,062

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	$20,000	$19,500
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	10,000	9,700
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	11,000	10,340
Rosetta Resources, Inc. Company Guar. Notes 5.88% due 06/01/2024	11,000	10,230
Samson Investment Co. Company Guar. Notes 9.75% due 02/15/2020(7)	39,000	10,530
Seventy Seven Energy, Inc. Senior Notes 6.50% due 07/15/2022	5,000	2,275
SM Energy Co. Senior Notes 6.50% due 11/15/2021	6,000	6,090
SM Energy Co. Senior Notes 6.50% due 01/01/2023	3,000	3,060
SM Energy Co. Senior Notes 6.63% due 02/15/2019	6,000	6,075
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	17,000	15,980
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	31,000	30,767
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	6,000	5,580
		532,874
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	24,570
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*	11,000	9,762
Exterran Partners LP/ EXLP Finance Corp Company Guar. Notes 6.00% due 10/01/2022	11,000	10,010
Freeport-McMoran Oil & Gas LLC/ FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	12,000	12,720
FTS International, Inc. Company Guar. Notes 6.25% due 05/01/2022*	11,000	8,085
Security Description	Principal Amount(13)	Value (Note 2)
Oil-Field Services (continued)
Hiland Partners LP/ Hiland Partners Finance Corp. Company Guar. Notes 5.50% due 05/15/2022*	$3,000	$3,075
Hiland Partners LP/ Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	11,000	11,852
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	25,000	16,125
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023	2,000	2,123
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	4,733
		78,485
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	51,338
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	14,105
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,469
Mercer International, Inc. Company Guar. Notes 7.75% due 12/01/2022	15,000	15,900
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	1,000	1,349
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/2030	20,000	28,247
		118,408
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	10,000	9,150
Pharmacy Services — 0.0%
Omnicare, Inc. Company Guar. Notes 4.75% due 12/01/2022	17,000	17,553
Pipelines — 0.2%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	23,000	23,172
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	6,000	6,357

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Chesapeake Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	$12,000	$12,529
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	19,523
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,173
El Paso Corp. Senior Sec. Notes 7.75% due 01/15/2032	24,000	29,538
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	38,569
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,433
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	11,000	12,320
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,343
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,400
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	21,382
EQT Midstream Partners LP Company Guar. Notes 4.00% due 08/01/2024	20,000	19,854
Kinder Morgan Energy Partners LP Senior Notes 5.40% due 09/01/2044	4,000	4,144
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	14,000	14,070
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.00% due 10/01/2022	5,000	5,200
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	11,000	11,358
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	14,000	15,190
Rose Rock Midstream LP/ Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	5,000	4,925
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Southern Star Central Corp. Senior Notes 5.13% due 07/15/2022*	$15,000	$15,412
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	10,000	11,470
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	6,000	6,965
		335,327
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*(5)	10,000	10,225
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 4.88% due 09/15/2021*	10,000	10,200
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019	11,000	11,522
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020	6,000	6,255
		27,977
Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	5,000	5,013
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018	11,000	11,302
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020	17,000	17,425
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021	20,000	19,850
		48,577
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	9,000	8,820
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	15,000	16,275
Sirius XM Radio, Inc. Senior Sec. Notes 5.25% due 08/15/2022*	3,000	3,165
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	14,000	14,595
Sirius XM Radio, Inc. Company Guar. Notes 6.00% due 07/15/2024*	6,000	6,300

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio (continued)
Townsquare Radio LLC/Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*	$6,000	$6,395
		55,550
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	28,156
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024	25,000	24,312
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	25,000	26,761
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	8,000	8,050
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	19,000	19,000
Crown Castle International Corp. Senior Notes 4.88% due 04/15/2022	6,000	6,233
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	25,000	26,250
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	43,621
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,554
Duke Realty LP Senior Notes 6.75% due 03/15/2020	3,000	3,566
EPR Properties Company Guar. Notes 5.25% due 07/15/2023	15,000	16,191
Hospitality Properties Trust Senior Notes 4.50% due 03/15/2025	10,000	10,232
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,225
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,473
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	14,000	14,735
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	6,000	6,383
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	11,000	11,715
Security Description	Principal Amount(13)	Value (Note 2)
Real Estate Investment Trusts (continued)
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	$25,000	$27,067
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,762
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*(5)	10,000	9,823
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	15,000	15,804
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	15,844
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,464
SL Green Realty Corp./ SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,580
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	26,870
		394,671
Real Estate Management/Services — 0.1%
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	11,000	11,495
CBRE Services, Inc. Company Guar. Notes 5.25% due 03/15/2025	5,000	5,375
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	36,199
		53,069
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	14,000	14,665
Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	14,000	14,402
ERAC USA Finance LLC Company Guar. Notes 3.85% due 11/15/2024*	15,000	15,624
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*(5)	39,000	45,482
United Rentals North America, Inc. Company Guar. Notes 5.75% due 11/15/2024	3,000	3,098

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	$3,000	$3,176
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	11,000	12,034
		93,816
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(9)	15,000	15,337
Jaguar Holding Co. II/ Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	20,000	21,500
		36,837
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	11,000	11,357
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.38% due 06/01/2024*	3,000	3,068
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	25,000	25,687
		40,112
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	16,000	17,600
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	32,000	36,656
		54,256
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	10,432
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	17,000	18,619
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	6,000	6,742
Penske Automotive Group, Inc. Company Guar. Notes 5.38% due 12/01/2024	10,000	10,300
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	14,000	14,700
		50,361
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	$25,000	$27,568
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	10,000	9,718
Family Tree Escrow LLC Senior Notes 5.25% due 03/01/2020*(5)	5,000	5,238
Family Tree Escrow LLC Senior Notes 5.75% due 03/01/2023*(5)	5,000	5,262
		20,218
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	70,912	92,110
Rite Aid Corp. Company Guar. Notes 6.13% due 04/01/2023*(5)	15,000	15,375
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	30,000	30,886
		138,371
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(9)	10,000	9,700
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	20,000	20,050
		29,750
Retail-Jewelry — 0.0%
Tiffany & Co. Senior Bonds 4.90% due 10/01/2044*	15,000	15,452
Retail-Mail Order — 0.0%
QVC, Inc. Senior Notes 4.85% due 04/01/2024	15,000	15,593
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,600
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(9)	10,000	10,600
		21,200
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	14,000	14,700

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Pet Food & Supplies (continued)
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(9)	$5,000	$5,138
		19,838
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	11,000	9,075
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	20,790
Macy's Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	3,000	3,117
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	5,000	5,604
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,529
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	18,178
Macy's Retail Holdings, Inc. Company Guar. Notes 7.00% due 02/15/2028	4,000	5,179
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	30,600
		100,072
Retail-Restaurants — 0.1%
CEC Entertainment, Inc. Company Guar. Notes 8.00% due 02/15/2022	10,000	9,875
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	3,000	3,112
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	35,000	37,537
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	22,389
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	28,847
		101,760
Rubber/Plastic Products — 0.0%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.00% due 07/15/2022*	25,000	23,594
Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	10,000	10,850
Security Description	Principal Amount(13)	Value (Note 2)
Satellite Telecom (continued)
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	$3,000	$3,300
		14,150
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	5,000	5,213
Special Purpose Entity — 0.0%
ROC Finance LLC/ ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	25,000	26,187
Steel-Producers — 0.1%
Glencore Funding LLC Company Guar. Notes 4.63% due 04/29/2024*	22,000	22,812
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	16,000	16,160
Steel Dynamics, Inc. Company Guar. Notes 5.50% due 10/01/2024*	10,000	10,137
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	3,000	3,195
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	3,000	3,203
		55,507
Telecom Services — 0.0%
Level 3 Communications, Inc. Senior Notes 5.75% due 12/01/2022	5,000	5,134
Qwest Corp. Senior Notes 6.75% due 12/01/2021	29,000	33,241
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	3,000	3,154
West Corp. Company Guar. Notes 5.38% due 07/15/2022*	5,000	4,888
		46,417
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	31,000	30,767
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	6,000	5,100
		35,867
Telephone-Integrated — 0.2%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	10,000	10,400

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	$3,000	$3,150
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	14,000	15,417
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	3,000	3,124
Level 3 Financing, Inc. Company Guar. Notes 5.38% due 08/15/2022	10,000	10,291
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021	7,000	7,341
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	14,000	14,945
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	14,000	15,173
New Jersey Bell Telephone, Inc. Company Guar. Notes 8.00% due 06/01/2022	25,000	31,613
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	84,000	77,070
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	5,000	5,093
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*(5)	71,000	70,678
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,858
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	11,000	9,873
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	14,000	13,965
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	31,000	33,596
		332,587
Television — 0.1%
CBS Corp. Company Guar. Notes 4.60% due 01/15/2045	20,000	20,361
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	17,000	17,892
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	6,000	6,157
Security Description	Principal Amount(13)	Value (Note 2)
Television (continued)
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	$5,000	$5,088
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	6,000	6,286
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	6,000	6,345
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*(5)	5,000	5,106
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	25,000	26,719
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	24,000	33,289
		127,243
Textile-Products — 0.0%
INVISTA Finance LLC Senior Notes 4.25% due 10/15/2019*	11,000	10,931
Theaters — 0.0%
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022	11,000	11,412
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	11,000	12,045
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	3,000	2,985
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,363
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	8,000	8,180
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,060
		46,045
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	22,533
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	8,981
		31,514
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,675

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	$20,000	$21,025
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	18,033
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	18,749
Kansas City Southern Railway Co. Company Guar. Bonds 4.30% due 05/15/2043(7)	3,000	3,168
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	25,370
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	14,000	14,000
		79,320
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	11,000	11,753
Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	5,000	5,038
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	10,000	10,250
		15,288
Total U.S. Corporate Bonds & Notes (cost $8,360,720)		8,797,459
FOREIGN CORPORATE BONDS & NOTES — 1.0%
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 10.18% due 06/12/2021*	80,000	109,438
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,256
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	59,088
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	104,485
		284,267
Building Products-Cement — 0.0%
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	5,000	5,075
Security Description	Principal Amount(13)	Value (Note 2)
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*(5)	$5,000	$5,125
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	7,000	7,271
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	17,000	17,765
Brookfield Residential Properties, Inc./ Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*	6,000	6,210
		23,975
Cable/Satellite TV — 0.0%
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	10,000	14,549
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*†(18)(19)	5,000	4,638
Containers-Metal/Glass — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	21,425
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	10,000	11,123
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	45,112
		56,235
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/2025*(5)	10,000	9,869
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	15,697
		25,566
Diversified Minerals — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*	8,000	8,514
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*	5,000	5,399
		13,913

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*		$17,000	$17,765
Nielsen Co. Luxembourg Sarl Company Guar. Notes 5.50% due 10/01/2021*		10,000	10,325
			28,090
E-Commerce/Services — 0.0%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025		6,000	6,106
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		51,000	72,211
Electric-Generation — 0.1%
Electricite de France SA Senior Notes 6.95% due 01/26/2039*		35,000	49,007
Electric-Integrated — 0.1%
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	13,144
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*		70,000	80,565
			93,709
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	24,000	19,944
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		6,000	5,835
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		10,000	9,900
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,413
			31,148
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*		3,000	1,665
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021		35,000	39,421
Medical-Drugs — 0.0%
Capsugel SA Senior Notes 7.00% due 05/15/2019*(9)		3,000	3,049
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Drugs (continued)
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*	$15,000	$15,600
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*(5)	5,000	5,037
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*	11,000	11,591
		35,277
Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	3,000	3,073
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	3,000	3,188
		6,261
Metal-Diversified — 0.0%
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020	15,000	15,600
HudBay Minerals, Inc. Company Guar. Notes 9.50% due 10/01/2020*	15,000	15,600
		31,200
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	11,000	11,330
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	21,338
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	10,000	5,675
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	14,250
Paragon Offshore PLC Company Guar. Notes 6.75% due 07/15/2022*	5,000	1,650
Paragon Offshore PLC Company Guar. Notes 7.25% due 08/15/2024*	25,000	8,313
Shelf Drilling Holdings, Ltd. Sec. Notes 8.63% due 11/01/2018*	14,000	11,445
		62,671
Oil Companies-Exploration & Production — 0.1%
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	6,000	5,490

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)
Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*†(18)	$10,000	$600
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	28,000	29,330
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	28,000	20,160
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(5)(8)	10,000	0
		55,580
Oil Companies-Integrated — 0.1%
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	50,000	45,358
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	19,618
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041	15,000	13,280
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	36,045
		114,301
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	14,000	14,280
Oil-Field Services — 0.0%
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	8,237
Weatherford International, Ltd. Company Guar. Notes 9.88% due 03/01/2039	10,000	11,697
		19,934
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	6,050
Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	6,000	6,668
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	20,000	19,250
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	10,000	10,188
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Restaurants — 0.0%
New Red Finance, Inc. Notes 6.00% due 04/01/2022*	$30,000	$31,050
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	6,000	5,790
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	17,000	17,489
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	31,000	28,597
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	13,000	11,960
SES SA Company Guar. Notes 5.30% due 04/04/2043*	5,000	5,643
		69,479
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	17,000	16,703
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.75% due 10/15/2039(7)	6,000	6,300
ArcelorMittal Senior Notes 10.60% due 06/01/2019(7)	28,000	34,247
		40,547
Telephone-Integrated — 0.0%
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	7,230
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	39,999
		47,229
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	25,000	25,750
Total Foreign Corporate Bonds & Notes (cost $1,407,905)		1,427,088
LOANS(14)(15)(16) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS 5.49% due 03/01/2017(18)(19)	66,093	60,351
Caesars Entertainment Operating Co., Inc. FRS 9.75% due 03/01/2017(18)(19)	4,975	4,521
		64,872

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
LOANS(14)(15)(16) (continued)
Electric-Integrated — 0.0%
TXU Energy 1.50% due 10/10/2017†(5)(17)(18)(19)	$71,120	$42,507
Total Loans (cost $135,630)		107,379
MUNICIPAL BONDS & NOTES — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	37,288
Ohio State University Revenue Bonds Series C 4.91% due 06/01/2040	15,000	17,816
State of California General Obligation Bonds 7.50% due 04/01/2034	30,000	44,866
Total Municipal Bonds & Notes (cost $70,197)		99,970
U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	13,029	13,661
5.50% due 06/01/2035	7,704	8,705
7.50% due 10/01/2029	7,801	9,319
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.50% due 06/15/2034(6)(10)	26,195	34,532
Series 3065, Class DC 19.34% due 03/15/2035(6)(10)	38,879	54,829
Series 3072, Class SM 23.16% due 11/15/2035(6)(10)	25,098	36,249
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 2IO 0.05% due 05/25/2043(4)(6)(12)	108,782	0
Series T-56, Class AIO 0.52% due 05/25/2043(4)(6)	182,853	4,515
		161,810
Federal National Mtg. Assoc. — 1.7%
3.50% due May 30 TBA	1,000,000	1,047,871
4.00% due 05/01/2019	93,256	98,536
4.00% due 09/01/2020	11,163	11,795
4.00% due April 30 TBA	1,000,000	1,069,219
4.50% due 04/01/2018	2,441	2,559
4.50% due 03/01/2020	5,996	6,299
4.50% due 04/01/2020	10,317	10,835
4.50% due 09/01/2020	7,572	7,957
4.50% due 11/01/2020	4,510	4,750
5.00% due 03/01/2021	3,663	3,874
5.50% due 03/01/2018	3,357	3,528
6.00% due 06/01/2036	3,063	3,521
6.50% due 01/01/2036	420	482
6.50% due 06/01/2036	44,601	51,206
6.50% due 07/01/2036	8,675	10,201
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 09/01/2036	$28,764	$33,024
6.50% due 11/01/2036	22,561	25,903
7.00% due 06/01/2033	7,007	8,434
7.00% due 04/01/2035	10,769	12,959
7.50% due 04/01/2024	10,149	11,529
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.42% due 10/25/2041(4)(6)	144,314	2,381
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.74% due 08/25/2035(6)(10)	15,636	21,554
Series 2005-122, Class SE 22.50% due 11/25/2035(6)(10)	18,963	28,608
Series 2006-8, Class HP 23.94% due 03/25/2036(6)(10)	27,823	42,669
		2,519,694
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	29,762	34,465
6.50% due 09/20/2037	7,274	8,568
		43,033
Total U.S. Government Agencies (cost $2,688,863)		2,724,537
U.S. GOVERNMENT TREASURIES — 1.6%
United States Treasury Bonds — 0.2%
2.75% due 08/15/2042	70,000	72,860
3.75% due 11/15/2043	210,000	262,336
		335,196
United States Treasury Notes — 1.4%
0.75% due 12/31/2017	220,000	219,587
1.00% due 08/31/2016	170,000	171,408
1.13% due 12/31/2019	460,000	455,616
1.75% due 05/31/2016	500,000	508,125
2.00% due 11/30/2020	60,000	61,556
2.00% due 02/15/2023	70,000	71,137
2.38% due 08/15/2024	160,000	166,325
2.75% due 11/15/2023	270,000	289,533
3.50% due 02/15/2018	150,000	161,262
		2,104,549
Total U.S. Government Treasuries (cost $2,347,915)		2,439,745
EXCHANGE-TRADED FUNDS — 0.1%
China AMC ETF Series - China AMC CSI 300 Index ETF(1)	10,000	64,613
Market Vectors Russia ETF	3,397	57,783
Market Vectors Vietnam ETF	3,562	60,127
Total Exchange-Traded Funds (cost $187,150)		182,523

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
EQUITY CERTIFICATES — 0.6%
Auto-Cars/Light Trucks — 0.1%
UBS AG - SAIC Motor Corp. Ltd.†(5)	13,702	$54,944
UBS AG - Tata Motors, Ltd.†(5)	12,514	110,020
		164,964
Banks-Commercial — 0.2%
UBS AG - Apollo Tyres, Ltd.†(5)	12,271	32,991
UBS AG - Dewan Housing Finance Corp., Ltd.†(5)	8,031	60,013
UBS AG - HCL Technologies, Ltd.†(5)	5,128	80,335
UBS AG - Federal Bank, Ltd.†(5)	24,341	51,361
		224,700
Building-Heavy Construction — 0.1%
UBS AG - IRB Infrastructure Developers, Ltd.†(5)	28,992	113,130
Computer Services — 0.1%
UBS AG - Infosys, Ltd.†(5)	1,962	69,548
Diversified Banking Institutions — 0.1%
UBS AG - Qingdao Haier Co., Ltd.†(5)	10,500	43,764
UBS AG - Axis Bank, Ltd.†(5)	7,095	63,511
		107,275
Finance-Auto Loans — 0.0%
UBS AG-Shriram Transport Finance Co., Ltd.†(5)	2,262	40,278
Food-Misc./Diversified — 0.0%
Merrill Lynch - Kuwait Foods Americana†(5)	3,106	28,047
Health Care Providers & Services — 0.0%
Merrill Lynch - Dallah Healthcare Holding Co.†(5)	971	31,053
Insurance-Life/Health — 0.0%
Merrill Lynch - Bupa Arabia for Cooperative Insurance Co.†(5)	955	46,060
Metal-Diversified — 0.0%
UBS AG-Hindustan Zinc, Ltd.†(5)	10,950	28,372
Real Estate Management/Services — 0.0%
UBS AG - Oberoi Realty, Ltd.†(5)	3,609	16,398
Sovereign Agency — 0.0%
UBS AG - London Branch - Adani Ports & Special Economies†(5)	5,888	28,997
Telecom Services — 0.0%
UBS - Bharti Infratel, Ltd.†(5)	9,979	61,391
Transport-Rail — 0.0%
UBS AG - Daqin Railway†(5)	19,789	36,182
Total Equity Certificates (cost $956,265)		996,395
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
WARRANTS — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)†(5)(8) (cost $1,115)	6,345	$0
RIGHTS — 0.0%
Banks-Commercial — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 04/17/2015†	7,935	1,143
Educational Services — 0.0%
Affinity Education Group, Ltd. Expires 02/04/2015†	3,038	0
Internet Connectivity Services — 0.0%
Com Hem Holding AB Expires 04/21/2015†	3,144	36
Telephone-Integrated — 0.0%
Telefonica SA Expires 04/12/2015† (subscription price 10.84 EUR)	5,413	873
Total Rights (cost $1,124)		2,052
OPTIONS — PURCHASED(12)(20) — 0.0%
Put Options Purchased (cost $56,960)	85,015	22,430
Total Long-Term Investment Securities (cost $124,243,687)		146,987,144
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries — 0.7%
United States Treasury Bills 0.00% due 04/16/2015	$29,000	29,000
0.01% due 04/30/2015(21)	220,000	219,998
0.03% due 04/09/2015(21)	150,000	149,999
0.03% due 04/16/2015(21)	699,992	699,993
Total Short-Term Investment Securities (cost $1,098,989)		1,098,990
REPURCHASE AGREEMENTS — 5.4%
Agreement with Bank America/ Merrill Lynch, bearing interest at 0.08%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount $8,334,000 collateralized by $8,378,000 of United States Treasury Notes, bearing interest at 1.63% due 07/31/2019 and having an approximate value of $8,528,477 (cost $8,334,000)	8,334,000	8,334,000
TOTAL INVESTMENTS (cost $133,676,676)(11)	101.2%	156,420,134
Liabilities in excess of other assets	(1.2)	(1,813,831)
NET ASSETS	100.0%	$154,606,303

†  Non-income producing security

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $4,001,261 representing 2.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $24,521,246 representing 15.9% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Perpetual maturity — maturity date reflects the next call date.

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Illiquid Security. At March 31, 2015 the aggregate value of these securities was $1,674,042 representing 1.1% of net assets.

(6)  Collateralized Mortgage Obligation

(7)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(8)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(9)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(10)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2015.

(11)  See Note 4 for cost of investments on a tax basis.

(12)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(17)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Asset Allocation:Diversified Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stock
Metro Bank PLC	1/15/14	736	$15,667	$15,503	$21	0.01%
Loans
TXU Energy	5/19/11	$25,308	24,831
	5/16/11	44,884	42,263
	8/21/14	928	928
		71,120	68,022	42,507	60	0.03%
				$58,010		0.04%

(18)  Security in default

(19)  Company has filed for Chapter 11 bankruptcy protection

(20)  Options — Purchased

(21)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Markets Index Fund	June 2015	$35	85,015	$56,960	$22,430	$(34,530)

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euro Stock Exchange, Amsterdam

GDR — Global Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Savings Shares

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at March 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Written Put Option Contracts

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
iShares MSCI Emerging Market	June 2015	$33	85,015	$(30,605)	$13,214	$17,391

Written Call Option Contracts

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
WisdomTree India Earnings Index	June 2015	$23	8,655	$(7,357)	$7,738	$(381)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
14	Long	Amsterdam Exchanges Index	April 2015	$1,489,533	$1,472,383	$(17,150)
5	Short	DAX Index#	June 2015	1,626,698	1,614,287	12,411
59	Long	Euro Stoxx 50#	June 2015	2,286,222	2,299,080	12,858
67	Short	Russell 2000 Mini Index	June 2015	8,166,469	8,367,630	(201,161)
41	Long	S&P 500 E-Mini Index	June 2015	4,184,075	4,224,640	40,565
19	Short	S&P 500 E-Mini Index	June 2015	1,930,353	1,957,760	(27,407)
6	Long	S&P Mid 400 E-Mini Index	June 2015	886,921	911,880	24,959
10	Short	SPI 200 Index#	June 2015	1,112,770	1,115,501	(2,731)
10	Long	U.S. Treasury 2 YR Notes	June 2015	2,183,641	2,191,563	7,922
42	Short	U.S. Treasury 2 YR Notes	June 2015	9,170,516	9,204,563	(34,047)
14	Long	U.S. Treasury 5 YR Notes	June 2015	1,664,141	1,682,953	18,812
51	Short	U.S. Treasury 5 YR Notes	June 2015	6,061,742	6,130,758	(69,016)
64	Long	U.S. Treasury 10 YR Notes	June 2015	8,127,500	8,250,000	122,500
24	Short	U.S. Treasury 10 YR Notes	June 2015	3,097,720	3,093,750	3,970
						$(107,515)

#  Foreign equity futures contracts valued using fair value procedures at March 31, 2015. The aggregate appreciation of these futures contracts was $19,497 representing 0.01% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$6,727	12/17/15	3 Month USD LIBOR-BBA plus 15 bps	Russell 1000 Index Total Return	$10,634
Citibank N.A.	7,917	12/17/15	(3 Month USD LIBOR-BBA minus 42 bps)	Citibank U.S. Equity Custom Basket	1,347
Net Unrealized Appreciation (Depreciation)					$11,981

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	3,324,407	06/17/2015	$141,595	$—
Barclays Bank PLC	CHF	539,300	USD	565,737	06/17/2015	9,054	—
	HKD	1,999,100	USD	257,783	05/20/2015	—	(49)
						9,054	(49)
Citibank N.A.	CAD	18,200	USD	15,409	04/15/2015	1,042	—
	DKK	1,299,400	USD	196,009	06/17/2015	8,546	—
						9,588	—
Credit Suisse AG	USD	670,477	EUR	596,400	06/17/2015	—	(28,533)
Goldman Sachs International	JPY	69,550,700	USD	591,780	05/20/2015	11,502	—
HSBC Bank USA, N.A.	JPY	6,891,100	USD	58,644	05/20/2015	1,150	—
JPMorgan Chase Bank	CHF	180,800	USD	189,741	06/17/2015	3,114	—
	GBP	1,248,800	USD	1,919,503	06/17/2015	67,995	—
	JPY	80,387,800	USD	684,136	05/20/2015	13,442	—
	NOK	450,600	USD	58,327	06/17/2015	2,499	—
	SEK	804,400	USD	96,429	06/17/2015	2,913	—
	SGD	271,600	USD	201,330	05/20/2015	3,654	—
						93,617	—
State Street Bank & Trust Co.	AUD	854,900	USD	685,698	04/15/2015	35,065	—
	USD	11,107	ILS	43,900	04/15/2015	—	(75)
						35,065	(75)
UBS AG	AUD	139,100	USD	111,584	04/15/2015	5,721	—
Westpac Banking Corp.	JPY	80,387,700	USD	684,395	05/20/2015	13,702	—
Net Unrealized Appreciation(Depreciation)						$320,994	$(28,657)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising Agencies	$522,466	$42,703	$—	$565,169
Advertising Services	—	—	0	0
Aerospace/Defense	2,422,790	123,785	—	2,546,575
Aerospace/Defense-Equipment	73,637	79,211	—	152,848
Agricultural Chemicals	20,145	90,815	—	110,960
Airlines	1,511,135	257,935	—	1,769,070
Apparel Manufacturers	735,708	35,197	—	770,905
Appliances	—	36,549	—	36,549
Athletic Footwear	—	46,459	—	46,459
Audio/Video Products	105,329	211,343	—	316,672
Auto-Cars/Light Trucks	247,500	872,037	—	1,119,537
Auto/Truck Parts & Equipment-Original	802,805	168,651	—	971,456
Banks-Commercial	888,419	2,469,628	15,503	3,373,550
Beverages-Non-alcoholic	1,683,524	9,631	—	1,693,155
Beverages-Wine/Spirits	—	72,021	—	72,021
Bicycle Manufacturing	—	163,754	—	163,754
Brewery	—	380,394	—	380,394
Broadcast Services/Program	632,777	11,993	—	644,770
Building & Construction Products-Misc.	62,609	147,786	—	210,395
Building & Construction-Misc.	—	75,238	—	75,238
Building Products-Cement	62,778	6,353	—	69,131
Building-Heavy Construction	597,210	166,242	—	763,452
Building-Maintenance & Services	—	64,377	—	64,377
Cable/Satellite TV	22,066	20,995	—	43,061
Casino Hotels	8,584	80,269	—	88,853
Cellular Telecom	—	357,591	—	357,591
Chemicals-Diversified	1,319,437	186,044	—	1,505,481
Chemicals-Plastics	51,730	69,965	—	121,695
Circuit Boards	—	16,708	—	16,708
Coatings/Paint	995,750	131,868	—	1,127,618
Commercial Services-Finance	101,031	76,627	—	177,658
Computers	3,511,663	11,632	—	3,523,295
Computer Software	76,553	37,542	—	114,095
Computers-Integrated Systems	98,544	134,192	—	232,736
Consulting Services	24,038	55,064	—	79,102
Containers-Paper/Plastic	62,987	77,110	—	140,097
Cosmetics & Toiletries	348,699	387,288	—	735,987
Distribution/Wholesale	81,903	36,258	—	118,161
Diversified Banking Institutions	4,502,798	1,124,285	—	5,627,083
Diversified Financial Services	—	153,133	—	153,133
Diversified Manufacturing Operations	1,778,042	229,183	—	2,007,225
Diversified Minerals	28,880	236,225	—	265,105
Diversified Operations	31,086	80,347	—	111,433
Diversified Operations/Commercial Services	—	89,266	—	89,266
Electric Products-Misc.	373,643	89,170	—	462,813
Electric-Generation	—	141,107	—	141,107
Electric-Integrated	2,381,884	167,379	—	2,549,263
Electric-Transmission	—	162,030	—	162,030
Electronic Components-Misc.	105,706	216,300	—	322,006
Electronic Components-Semiconductors	1,921,716	504,028	—	2,425,744
Electronics-Military	830,214	162,135	—	992,349
Energy-Alternate Sources	136,514	61,023	—	197,537
Engineering/R&D Services	—	81,102	—	81,102
Enterprise Software/Service	1,982,768	39,576	—	2,022,344
Female Health Care Products	—	3,500	—	3,500
Finance-Leasing Companies	—	133,549	—	133,549
Finance-Other Services	—	50,775	—	50,775

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Food-Catering	$—	$141,531	$—	$141,531
Food-Confectionery	—	34,253	—	34,253
Food-Meat Products	46,633	15,054	—	61,687
Food-Misc./Diversified	1,688,516	721,818	—	2,410,334
Food-Retail	—	397,715	—	397,715
Gambling (Non-Hotel)	—	10,005	—	10,005
Gas-Distribution	330,789	243,235	—	574,024
Gold Mining	—	55,479	—	55,479
Hotels/Motels	1,732,081	10,466	—	1,742,547
Human Resources	733,866	12,497	—	746,363
Import/Export	—	67,951	—	67,951
Industrial Automated/Robotic	78,308	196,674	—	274,982
Insurance-Life/Health	138,916	604,893	—	743,809
Insurance-Multi-line	506,751	613,012	—	1,119,763
Insurance-Property/Casualty	392,124	124,402	—	516,526
Insurance-Reinsurance	1,258,372	81,085	—	1,339,457
Internet Application Software	19,894	192,958	—	212,852
Internet Connectivity Services	—	30,071	—	30,071
Investment Companies	53,923	62,674	—	116,597
Investment Management/Advisor Services	4,513	117,986	—	122,499
Lighting Products & Systems	—	64,362	—	64,362
Machine Tools & Related Products	—	84,055	—	84,055
Machinery-Construction & Mining	657,734	162,081	—	819,815
Machinery-Electrical	—	243,009	—	243,009
Machinery-General Industrial	1,201,922	9,243	—	1,211,165
Machinery-Material Handling	—	19,838	—	19,838
Marine Services	—	50,435	—	50,435
Medical Instruments	1,029,996	38,040	—	1,068,036
Medical Products	271,766	151,348	—	423,114
Medical-Drugs	6,250,786	2,283,983	—	8,534,769
Medical-Hospitals	51,149	123,866	—	175,015
Medical-Wholesale Drug Distribution	1,970,721	30,235	—	2,000,956
Metal Processors & Fabrication	75,525	53,493	—	129,018
Metal-Copper	—	44,355	—	44,355
Metal-Diversified	—	126,562	—	126,562
Motorcycle/Motor Scooter	449,476	33,808	—	483,284
Multimedia	1,687,556	121,807	—	1,809,363
Non-Ferrous Metals	—	35,166	—	35,166
Office Automation & Equipment	631,624	102,555	—	734,179
Oil Companies-Exploration & Production	298,258	195,443	704	494,405
Oil Companies-Integrated	860,906	862,372	—	1,723,278
Oil-Field Services	2,822,990	72,302	—	2,895,292
Paper & Related Products	51,859	104,260	—	156,119
Photo Equipment & Supplies	—	102,269	—	102,269
Private Equity	15,899	28,333	—	44,232
Real Estate Investment Trusts	2,717,004	337,727	—	3,054,731
Real Estate Management/Services	995,044	149,086	—	1,144,130
Real Estate Operations & Development	86,882	585,998	—	672,880
Retail-Apparel/Shoe	506,494	183,167	—	689,661
Retail-Automobile	—	72,176	—	72,176
Retail-Bookstores	—	15,753	—	15,753
Retail-Building Products	3,164,752	8,882	—	3,173,634
Retail-Jewelry	—	111,719	—	111,719
Retail-Major Department Stores	—	45,515	—	45,515
Retail-Sporting Goods	15,886	16,978	—	32,864
Retail-Vision Service Center	—	25,586	—	25,586
Rubber-Tires	110,399	227,051	—	337,450
Schools-Day Care	—	12,645	—	12,645
Security Services	236,664	116,201	—	352,865
Semiconductor Components-Integrated Circuits	518,182	368,417	—	886,599
Semiconductor Equipment	83,126	121,254	—	204,380
Soap & Cleaning Preparation	—	78,848	—	78,848

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Steel-Producers	$—	$191,106	$—	$191,106
Steel-Specialty	—	107,642	—	107,642
Storage/Warehousing	—	22,157	—	22,157
Telecom Services	200,107	113,492	—	313,599
Telecommunication Equipment	40,290	29,382	—	69,672
Telephone-Integrated	1,023,186	718,255	—	1,741,441
Television	—	196,786	—	196,786
Tobacco	488,138	273,962	—	762,100
Transport-Services	21,487	171,293	—	192,780
Travel Services	41,583	74,606	—	116,189
Water	—	130,723	—	130,723
Water Treatment Systems	—	29,786	71,330	101,116
Web Portals/ISP	1,948,028	94,236	—	2,042,264
Wire & Cable Products	—	28,383	—	28,383
Other Industries	33,354,453	—	—	33,354,453
Convertible Preferred Securities	24,149	—	—	24,149
Preferred Securities:
Electronic Measurement Instruments	—	18,874	—	18,874
Finance - Auto Loans	—	33,707	—	33,707
Soap & Cleaning Preparation	—	44,285	—	44,285
Other industries	280,713	—	—	280,713
Preferred Securities/Capital Securties	—	967,888	—	967,888
Asset Backed Securities	—	2,217,742	—	2,217,742
Convertible Bonds & Notes		—	31,886	31,886
U.S. Corporate Bonds & Notes:
Energy-Alternate Sources	—	0	—	0
Other industries	—	8,797,459	—	8,797,459
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	55,580	0	55,580
Other industries	—	1,371,508	—	1,371,508
Loans	—	107,379	—	107,379
Municipal Bonds & Notes	—	99,970	—	99,970
U.S. Government Agencies	—	2,724,537	—	2,724,537
U.S. Government Treasuries	—	2,439,745		2,439,745
Exchange-Traded Funds	117,910	64,613	—	182,523
Equity Certificates	—	996,395	—	996,395
Warrants	—	—	0	0
Rights	2,052	—	—	2,052
Options - Purchased	22,430	—	—	22,430
Short-Term Investment Securities:
U.S. Government Treasuries	—	1,098,990	—	1,098,990
Repurchase Agreements	—	8,334,000	—	8,334,000
Total Investment at Value	$102,456,880	$53,875,717	$87,537	$156,420,134
Other Financial Instruments:†
Written Put Options Contracts	$—	$17,391	$—	$17,391
Open Futures Contracts	218,728	25,269	—	243,997
Total Return Swaps Contracts	—	11,981	—	11,981
Open Forward Currency Contracts	—	320,994	—	320,994
Total Other Financial Instruments	$218,728	$375,635	$—	$594,363
LIABILITIES:
Other Financial Instruments:†
Written Call Options Contracts	$—	$381	$—	$381
Open Futures Contracts	348,781	2,731	—	351,512
Open Forward Currency Contracts	—	28,657	—	28,657
Total Other Financial Instruments	$348,781	$31,769	$—	$380,550

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolios policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	9.9%
Web Portals/ISP	7.4
E-Commerce/Products	6.8
E-Commerce/Services	3.9
Internet Content-Entertainment	3.2
Applications Software	3.1
Computers	3.0
Finance-Credit Card	2.9
Airlines	2.7
Casino Hotels	2.7
Real Estate Investment Trusts	2.6
Retail-Building Products	2.4
Medical-HMO	2.3
Medical-Generic Drugs	2.3
Oil Companies-Exploration & Production	2.3
Medical-Wholesale Drug Distribution	2.2
Commercial Services-Finance	2.1
Medical-Drugs	2.1
Diversified Manufacturing Operations	2.1
Registered Investment Companies	2.1
Retail-Drug Store	1.9
Machinery-General Industrial	1.9
Aerospace/Defense	1.8
Multimedia	1.5
Metal Processors & Fabrication	1.4
Retail-Restaurants	1.2
Therapeutics	1.2
Apparel Manufacturers	1.2
Medical Instruments	1.2
Retail-Auto Parts	1.2
Diversified Banking Institutions	1.1
Retail-Gardening Products	1.0
Auto-Cars/Light Trucks	1.0
Auto/Truck Parts & Equipment-Original	0.9
Retail-Automobile	0.9
Coatings/Paint	0.9
Internet Application Software	0.8
Internet Content-Information/News	0.8
Finance-Other Services	0.7
Transport-Services	0.7
Banks-Fiduciary	0.7
Athletic Footwear	0.6
Retail-Apparel/Shoe	0.6
Finance-Investment Banker/Broker	0.6
Chemicals-Diversified	0.5
Machinery-Pumps	0.5
Electronic Security Devices	0.5
Retail-Discount	0.5
Chemicals-Specialty	0.5
Investment Management/Advisor Services	0.5
Enterprise Software/Service	0.4
Transport-Truck	0.4
Data Processing/Management	0.4
Semiconductor Equipment	0.4
Cosmetics & Toiletries	0.4
Electric Products-Misc.	0.4
Computers-Memory Devices	0.3%
Building Products-Cement	0.3
Networking Products	0.2
Web Hosting/Design	0.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Aerospace/Defense — 1.8%
Boeing Co.	57,100	$8,569,568
Airlines — 2.7%
American Airlines Group, Inc.	174,400	9,204,832
United Continental Holdings, Inc.†	61,200	4,115,700
		13,320,532
Apparel Manufacturers — 1.2%
Hanesbrands, Inc.	141,300	4,734,963
Under Armour, Inc., Class A†	16,400	1,324,300
		6,059,263
Applications Software — 3.1%
NetSuite, Inc.†	24,400	2,263,344
Red Hat, Inc.†	43,700	3,310,275
salesforce.com, Inc.†	104,700	6,995,007
ServiceNow, Inc.†	32,600	2,568,228
		15,136,854
Athletic Footwear — 0.6%
NIKE, Inc., Class B	29,400	2,949,702
Auto-Cars/Light Trucks — 1.0%
Tesla Motors, Inc.†	25,100	4,738,127
Auto/Truck Parts & Equipment-Original — 0.9%
BorgWarner, Inc.	33,400	2,020,032
Delphi Automotive PLC	31,200	2,487,888
		4,507,920
Banks-Fiduciary — 0.7%
State Street Corp.	44,000	3,235,320
Building Products-Cement — 0.3%
Martin Marietta Materials, Inc.	11,200	1,565,760
Casino Hotels — 2.7%
Las Vegas Sands Corp.	47,200	2,597,888
MGM Resorts International†	223,580	4,701,887
Wynn Macau, Ltd.(1)	819,200	1,767,056
Wynn Resorts, Ltd.	32,370	4,074,736
		13,141,567
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	37,500	2,680,125
Chemicals-Specialty — 0.5%
Ashland, Inc.	18,300	2,329,773
Coatings/Paint — 0.9%
Sherwin-Williams Co.	15,100	4,295,950
Commercial Services-Finance — 2.1%
MasterCard, Inc., Class A	120,900	10,444,551
Computers — 3.0%
Apple, Inc.	118,100	14,695,183
Computers-Memory Devices — 0.3%
SanDisk Corp.	25,800	1,641,396
Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc., Class A	22,400	1,862,784
Data Processing/Management — 0.4%
Fiserv, Inc.†	25,000	1,985,000
Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 1.1%
Morgan Stanley	153,000	$5,460,570
Diversified Manufacturing Operations — 2.1%
Danaher Corp.	120,600	10,238,940
E-Commerce/Products — 6.6%
Alibaba Group Holding, Ltd. ADR†	84,600	7,042,104
Amazon.com, Inc.†	53,000	19,721,300
Flipkart Online Services, Ltd.†(2)(3)(4)	922	104,898
Vipshop Holdings, Ltd. ADR†	179,900	5,296,256
		32,164,558
E-Commerce/Services — 3.9%
Ctrip.com International, Ltd. ADR†	9,600	562,752
Netflix, Inc.†	8,900	3,708,541
Priceline Group, Inc.†	12,700	14,784,705
		19,055,998
Electric Products-Misc. — 0.4%
Mobileye NV†	43,900	1,845,117
Electronic Security Devices — 0.5%
Tyco International PLC	55,900	2,407,054
Enterprise Software/Service — 0.4%
Workday, Inc., Class A†	24,000	2,025,840
Finance-Credit Card — 2.9%
Visa, Inc., Class A	214,400	14,023,904
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	72,800	2,712,528
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	14,900	3,475,723
Internet Application Software — 0.8%
Tencent Holdings, Ltd.(1)	215,900	4,084,283
Internet Content-Entertainment — 3.2%
Facebook, Inc., Class A†	142,000	11,674,530
Pandora Media, Inc.†	41,500	672,715
Twitter, Inc.†	67,300	3,370,384
		15,717,629
Internet Content-Information/News — 0.8%
LinkedIn Corp., Class A†	15,400	3,847,844
Investment Management/Advisor Services — 0.5%
BlackRock, Inc.	6,000	2,195,040
Machinery-General Industrial — 1.9%
Roper Industries, Inc.	31,500	5,418,000
Wabtec Corp.	40,800	3,876,408
		9,294,408
Machinery-Pumps — 0.5%
Flowserve Corp.	46,500	2,626,785
Medical Instruments — 1.2%
Intuitive Surgical, Inc.†	11,500	5,807,845
Medical-Biomedical/Gene — 9.9%
Alexion Pharmaceuticals, Inc.†	42,200	7,313,260
Biogen Idec, Inc.†	23,400	9,880,416
BioMarin Pharmaceutical, Inc.†	24,900	3,103,038
Celgene Corp.†	65,300	7,527,784
Gilead Sciences, Inc.†	103,800	10,185,894
Incyte Corp.†	37,400	3,428,084

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Regeneron Pharmaceuticals, Inc.†	8,400	$3,792,432
Vertex Pharmaceuticals, Inc.†	28,200	3,326,754
		48,557,662
Medical-Drugs — 2.1%
Valeant Pharmaceuticals International, Inc.†	52,300	10,387,826
Medical-Generic Drugs — 2.3%
Actavis PLC†	38,117	11,344,382
Medical-HMO — 2.3%
Anthem, Inc.	17,400	2,686,734
Humana, Inc.	24,700	4,397,094
UnitedHealth Group, Inc.	36,500	4,317,585
		11,401,413
Medical-Wholesale Drug Distribution — 2.2%
McKesson Corp.	47,600	10,767,120
Metal Processors & Fabrication — 1.4%
Precision Castparts Corp.	33,400	7,014,000
Multimedia — 1.5%
Walt Disney Co.	67,800	7,111,542
Networking Products — 0.2%
Palo Alto Networks, Inc.†	8,300	1,212,464
Oil Companies-Exploration & Production — 2.3%
Concho Resources, Inc.†	5,800	672,336
Continental Resources, Inc.†	34,200	1,493,514
EOG Resources, Inc.	10,300	944,407
EQT Corp.	34,600	2,867,302
Pioneer Natural Resources Co.	18,700	3,057,637
Range Resources Corp.	41,638	2,166,842
		11,202,038
Real Estate Investment Trusts — 2.6%
American Tower Corp.	74,200	6,985,930
Crown Castle International Corp.	67,600	5,579,704
		12,565,634
Retail-Apparel/Shoe — 0.6%
Ross Stores, Inc.	25,800	2,718,288
Retail-Auto Parts — 1.2%
AutoZone, Inc.†	8,300	5,661,928
Retail-Automobile — 0.9%
CarMax, Inc.†	62,300	4,299,323
Retail-Building Products — 2.4%
Home Depot, Inc.	43,900	4,987,479
Lowe's Cos., Inc.	88,700	6,598,393
		11,585,872
Retail-Discount — 0.5%
Costco Wholesale Corp.	15,400	2,333,023
Retail-Drug Store — 1.9%
CVS Health Corp.	50,900	5,253,389
Walgreens Boots Alliance, Inc.	48,200	4,081,576
		9,334,965
Retail-Gardening Products — 1.0%
Tractor Supply Co.	56,200	4,780,372
Security Description	Shares	Value (Note 2)
Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	1,600	$1,040,864
Starbucks Corp.	53,200	5,038,040
		6,078,904
Semiconductor Equipment — 0.4%
ASML Holding NV	18,800	1,899,364
Therapeutics — 1.2%
Pharmacyclics, Inc.†	23,700	6,066,015
Transport-Services — 0.7%
FedEx Corp.	20,900	3,457,905
Transport-Truck — 0.4%
J.B. Hunt Transport Services, Inc.	23,700	2,023,861
Web Portals/ISP — 7.4%
Baidu, Inc. ADR†	37,200	7,752,480
Dropbox, Inc., Class A†(2)(3)(4)	38,413	732,695
Google, Inc., Class A†	23,100	12,813,570
Google, Inc., Class C†	24,700	13,535,600
NAVER Corp.(1)	1,918	1,157,511
		35,991,856
Total Common Stocks (cost $353,048,228)		477,939,198
CONVERTIBLE PREFERRED SECURITIES — 0.3%
E-Commerce/Products — 0.2%
Flipkart Online Services, Ltd., Series A†(2)(3)(4)	316	35,952
Flipkart Online Services, Ltd., Series C†(2)(3)(4)	556	63,801
Flipkart Online Services, Ltd., Series E†(2)(3)(4)	1,032	119,435
Flipkart Online Services, Ltd., Series G†(2)(3)(4)	4,576	573,739
		792,927
E-Commerce/Services — 0.0%
Living Social, Inc., Class F†(2)(3)(4)	11,949	3,107
Web Hosting/Design — 0.1%
AirBNB, Inc. Series D†(2)(3)(4)	13,329	607,289
Total Convertible Preferred Securities (cost $1,399,628)		1,403,323
Total Long-Term Investment Securities (cost $354,447,856)		479,342,521
SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
T. Rowe Price Reserve Investment Fund (cost $10,193,424)	10,193,424	10,193,424
TOTAL INVESTMENTS (cost $364,641,280)(5)	100.2%	489,535,945
Liabilities in excess of other assets	(0.2)	(1,121,514)
NET ASSETS	100.0%	$488,414,431

†  Non-income producing security

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $7,008,850 representing 1.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $2,240,916 representing 0.5% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Stock Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Dropbox, Inc., Class A	11/07/2014	38,413	$733,734	$732,695	$19.07	0.15%
Flipkart Online Services, Ltd.	03/19/2015	922	105,108	104,898	113.77	0.02
Convertible Preferred Securities
Flipkart Online Services, Ltd., Series A	03/19/2015	316	36,022	35,952	113.77	0.01
Flipkart Online Services, Ltd., Series C	03/19/2015	556	63,384	63,801	114.75	0.01
Flipkart Online Services, Ltd., Series E	03/19/2015	1,032	117,648	119,435	115.73	0.03
Flipkart Online Services, Ltd., Series G	12/17/2014	4,576	548,022	573,739	125.38	0.12
Living Social, Inc., Class F	11/18/2011	11,949	91,888	3,107	0.26	0.00
AirBNB, Inc., Series D	04/16/2014	13,329	542,664	607,289	45.56	0.12
				$2,240,916		0.46%

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Casino Hotels	$11,374,511	$1,767,056	$—	$13,141,567
E-Commerce/Products	32,059,660	—	104,898	32,164,558
Internet Application Software	—	4,084,283	—	4,084,283
Web Portals/ISP	34,101,650	1,157,511	732,695	35,991,856
Other Industries	392,556,934	—	—	392,556,934
Convertible Preferred Securities	—	—	1,403,323	1,403,323
Short-Term Investment Securities	10,193,424	—	—	10,193,424
Total Investment at Value	$480,286,179	$7,008,850	$2,240,916	$489,535,945

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Computers	6.7%
Medical-Biomedical/Gene	5.4
Medical-Drugs	4.7
Web Portals/ISP	3.7
Real Estate Investment Trusts	2.9
Applications Software	2.7
E-Commerce/Products	2.4
Multimedia	2.3
Retail-Restaurants	2.3
Cable/Satellite TV	1.9
Internet Content-Entertainment	1.9
Diversified Manufacturing Operations	1.9
Commercial Services-Finance	1.8
Retail-Building Products	1.8
Beverages-Non-alcoholic	1.7
Medical-Generic Drugs	1.7
Semiconductor Components-Integrated Circuits	1.6
Cosmetics & Toiletries	1.6
Electronic Components-Semiconductors	1.6
Enterprise Software/Service	1.5
Finance-Credit Card	1.5
E-Commerce/Services	1.5
Oil Companies-Exploration & Production	1.5
Exchange-Traded Funds	1.5
Transport-Rail	1.5
Retail-Apparel/Shoe	1.3
Instruments-Controls	1.2
Metal Processors & Fabrication	1.2
Food-Retail	1.2
Athletic Footwear	1.2
Oil-Field Services	1.0
Computer Services	1.0
Retail-Discount	1.0
Tobacco	1.0
Computers-Memory Devices	1.0
Retail-Drug Store	0.9
Food-Misc./Diversified	0.9
Finance-Other Services	0.9
Medical Instruments	0.8
Food-Confectionery	0.8
Industrial Gases	0.8
Web Hosting/Design	0.7
Medical-Wholesale Drug Distribution	0.7
Medical Information Systems	0.7
Repurchase Agreements	0.7
Chemicals-Diversified	0.7
Airlines	0.7
Retail-Auto Parts	0.6
Registered Investment Companies	0.6
Real Estate Management/Services	0.6
Banks-Commercial	0.5
Internet Content-Information/News	0.5
Investment Management/Advisor Services	0.5
Oil Refining & Marketing	0.5
Retail-Major Department Stores	0.5
Electronic Components-Misc.	0.5
Electronic Connectors	0.5
Casino Hotels	0.5
Banks-Super Regional	0.5
Aerospace/Defense	0.4
Coatings/Paint	0.4%
Distribution/Wholesale	0.4
Chemicals-Specialty	0.4
Apparel Manufacturers	0.4
Auto/Truck Parts & Equipment-Original	0.4
Finance-Investment Banker/Broker	0.4
Electronic Measurement Instruments	0.4
Pipelines	0.4
Agricultural Chemicals	0.4
Building-Residential/Commercial	0.4
Insurance Brokers	0.4
Containers-Metal/Glass	0.4
Medical Products	0.4
Cellular Telecom	0.3
Hotels/Motels	0.3
Pharmacy Services	0.3
Retail-Gardening Products	0.3
Networking Products	0.3
Finance-Consumer Loans	0.3
Coffee	0.3
Medical-HMO	0.3
Food-Wholesale/Distribution	0.3
Wireless Equipment	0.3
Television	0.3
Transport-Services	0.3
Computer Aided Design	0.3
Beverages-Wine/Spirits	0.2
Electronic Design Automation	0.2
Aerospace/Defense-Equipment	0.2
Electric-Transmission	0.2
Machinery-General Industrial	0.2
Instruments-Scientific	0.2
Semiconductor Equipment	0.2
Retail-Mail Order	0.2
Electric-Integrated	0.2
Retail-Catalog Shopping	0.2
Transactional Software	0.2
Retail-Perfume & Cosmetics	0.2
Engines-Internal Combustion	0.2
Telecommunication Equipment	0.2
Retail-Jewelry	0.2
Data Processing/Management	0.1
Toys	0.1
Advertising Agencies	0.1
Consumer Products-Misc.	0.1
Medical-Hospitals	0.1
Electronic Forms	0.1
Gas-Distribution	0.1
Vitamins & Nutrition Products	0.1
Broadcast Services/Program	0.1
Entertainment Software	0.1
Internet Security	0.1
Telecom Services	0.1
Building Products-Cement	0.1
Publishing-Periodicals	0.1
Dialysis Centers	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
Alliance Data Systems Corp.†	926	$274,328
Interpublic Group of Cos., Inc.	2,979	65,895
Omnicom Group, Inc.	1,892	147,538
		487,761
Aerospace/Defense — 0.4%
Boeing Co.	4,829	724,736
General Dynamics Corp.	3,113	422,528
Lockheed Martin Corp.	2,610	529,726
Northrop Grumman Corp.	1,346	216,652
Rockwell Collins, Inc.	1,235	119,239
		2,012,881
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	8,620	1,010,264
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	381	108,082
Monsanto Co.	13,607	1,531,332
		1,639,414
Airlines — 0.7%
American Airlines Group, Inc.	7,509	396,325
Delta Air Lines, Inc.	12,153	546,399
Southwest Airlines Co.	9,967	441,538
United Continental Holdings, Inc.†	23,781	1,599,272
		2,983,534
Apparel Manufacturers — 0.4%
Carter's, Inc.	9,657	892,983
Hanesbrands, Inc.	5,909	198,011
Michael Kors Holdings, Ltd.†	2,960	194,620
Ralph Lauren Corp.	489	64,303
Under Armour, Inc., Class A†	2,460	198,645
VF Corp.	5,048	380,165
		1,928,727
Applications Software — 2.7%
Citrix Systems, Inc.†	2,357	150,542
Intuit, Inc.	16,851	1,633,873
Microsoft Corp.	166,684	6,776,538
NetSuite, Inc.†	3,240	300,542
Red Hat, Inc.†	2,704	204,828
salesforce.com, Inc.†	15,829	1,057,535
ServiceNow, Inc.†	24,084	1,897,338
		12,021,196
Athletic Footwear — 1.2%
NIKE, Inc., Class B	52,603	5,277,659
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,012	135,234
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	2,770	174,898
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	18,629	1,126,682
Delphi Automotive PLC	9,668	770,926
		1,897,608
Security Description	Shares	Value (Note 2)
Banks-Commercial — 0.5%
First Republic Bank	28,986	$1,654,811
PacWest Bancorp	13,470	631,608
Regions Financial Corp.	8,910	84,200
		2,370,619
Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,586	110,465
Banks-Super Regional — 0.5%
US Bancorp	12,606	550,504
Wells Fargo & Co.	27,652	1,504,269
		2,054,773
Beverages-Non-alcoholic — 1.7%
Coca-Cola Co.	87,247	3,537,866
Coca-Cola Enterprises, Inc.	15,987	706,625
Dr Pepper Snapple Group, Inc.	2,845	223,276
Monster Beverage Corp.†	2,156	298,380
PepsiCo, Inc.	30,536	2,919,852
		7,685,999
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	8,348	754,242
Constellation Brands, Inc., Class A†	2,482	288,433
		1,042,675
Brewery — 0.0%
Molson Coors Brewing Co., Class B	2,357	175,479
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	2,192	67,426
Discovery Communications, Inc., Class C†	3,985	117,458
Scripps Networks Interactive, Inc., Class A	1,437	98,521
		283,405
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	912	127,497
Vulcan Materials Co.	1,169	98,547
		226,044
Building Products-Wood — 0.0%
Masco Corp.	2,319	61,917
Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	4,903	139,637
Lennar Corp., Class A	2,632	136,364
PulteGroup, Inc.	2,590	57,576
Toll Brothers, Inc.†	33,036	1,299,636
		1,633,213
Cable/Satellite TV — 1.9%
Comcast Corp., Class A	121,251	6,847,044
DIRECTV†	7,413	630,846
Time Warner Cable, Inc.	7,865	1,178,806
		8,656,696
Casino Hotels — 0.5%
Las Vegas Sands Corp.	34,774	1,913,961
Wynn Resorts, Ltd.	1,194	150,301
		2,064,262

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	45,993	$1,457,518
Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	6,675	477,062
LyondellBasell Industries NV, Class A	11,632	1,021,290
PPG Industries, Inc.	7,163	1,615,543
		3,113,895
Chemicals-Specialty — 0.4%
Ashland, Inc.	9,187	1,169,597
Ecolab, Inc.	3,971	454,203
International Flavors & Fragrances, Inc.	679	79,715
Sigma-Aldrich Corp.	1,761	243,458
		1,946,973
Coatings/Paint — 0.4%
Sherwin-Williams Co.	6,900	1,963,050
Coffee — 0.3%
Keurig Green Mountain, Inc.	11,659	1,302,660
Commercial Services — 0.0%
Cintas Corp.	1,436	117,221
Quanta Services, Inc.†	1,465	41,796
		159,017
Commercial Services-Finance — 1.8%
Automatic Data Processing, Inc.	7,006	599,994
Equifax, Inc.	1,233	114,669
FleetCor Technologies, Inc.†	9,906	1,495,014
H&R Block, Inc.	2,719	87,198
MasterCard, Inc., Class A	62,070	5,362,227
McGraw Hill Financial, Inc.	2,541	262,739
Moody's Corp.	2,622	272,164
Total System Services, Inc.	1,651	62,986
Western Union Co.	4,305	89,587
		8,346,578
Computer Aided Design — 0.3%
ANSYS, Inc.†	10,422	919,116
Autodesk, Inc.†	3,343	196,034
		1,115,150
Computer Services — 1.0%
Accenture PLC, Class A	5,279	494,590
Amdocs, Ltd.	28,323	1,540,771
Cognizant Technology Solutions Corp., Class A†	8,988	560,761
IHS, Inc., Class A†	6,996	795,865
International Business Machines Corp.	7,185	1,153,192
Teradata Corp.†	1,134	50,055
		4,595,234
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,637	187,346
Computers — 6.7%
Apple, Inc.	244,636	30,440,057
Security Description	Shares	Value (Note 2)
Computers-Memory Devices — 1.0%
EMC Corp.	139,893	$3,575,665
NetApp, Inc.	2,390	84,749
SanDisk Corp.	3,141	199,831
Seagate Technology PLC	4,841	251,877
Western Digital Corp.	3,202	291,414
		4,403,536
Consumer Products-Misc. — 0.1%
Clorox Co.	1,122	123,858
Kimberly-Clark Corp.	3,018	323,258
		447,116
Containers-Metal/Glass — 0.4%
Ball Corp.	1,397	98,684
Crown Holdings, Inc.†	27,765	1,499,865
		1,598,549
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,983	90,345
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	64,348	4,461,890
Estee Lauder Cos., Inc., Class A	14,996	1,247,067
Procter & Gamble Co.	19,510	1,598,650
		7,307,607
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	1,360	111,316
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	339	43,514
Fidelity National Information Services, Inc.	2,648	180,223
Fiserv, Inc.†	3,519	279,408
Paychex, Inc.	3,084	153,013
		656,158
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,283	65,292
Patterson Cos., Inc.	745	36,348
		101,640
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	2,545	206,858
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,095	183,248
Distribution/Wholesale — 0.4%
Fastenal Co.	2,525	104,624
Fossil Group, Inc.†	425	35,041
Genuine Parts Co.	1,306	121,706
WW Grainger, Inc.	7,163	1,689,107
		1,950,478
Diversified Manufacturing Operations — 1.9%
3M Co.	6,270	1,034,237
A.O. Smith Corp.	12,440	816,810
Colfax Corp.†	27,167	1,296,681
Danaher Corp.	34,851	2,958,850
Dover Corp.	14,238	984,131
Illinois Tool Works, Inc.	2,882	279,957
Ingersoll-Rand PLC	16,414	1,117,465
Textron, Inc.	1,837	81,434
		8,569,565

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products — 2.4%
Amazon.com, Inc.†	21,972	$8,175,781
eBay, Inc.†	46,655	2,691,061
		10,866,842
E-Commerce/Services — 1.5%
Expedia, Inc.	1,457	137,147
Netflix, Inc.†	3,903	1,626,341
Priceline Group, Inc.†	4,185	4,871,968
TripAdvisor, Inc.†	1,644	136,732
		6,772,188
Electric Products-Misc. — 0.0%
AMETEK, Inc.	2,133	112,068
Electric-Integrated — 0.2%
Dominion Resources, Inc.	4,076	288,866
Edison International	2,114	132,062
Integrys Energy Group, Inc.	539	38,819
NextEra Energy, Inc.	3,335	347,007
Wisconsin Energy Corp.	1,629	80,635
		887,389
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	21,274	968,818
Electronic Components-Misc. — 0.5%
Corning, Inc.	8,060	182,801
Garmin, Ltd.	1,016	48,280
TE Connectivity, Ltd.	28,550	2,044,751
		2,275,832
Electronic Components-Semiconductors — 1.6%
Altera Corp.	2,263	97,105
Avago Technologies, Ltd.	9,322	1,183,707
Broadcom Corp., Class A	8,037	347,962
Freescale Semiconductor, Ltd.†	19,522	795,717
Intel Corp.	69,829	2,183,553
Microchip Technology, Inc.	1,842	90,074
Micron Technology, Inc.†	15,884	430,933
NVIDIA Corp.	7,613	159,302
Skyworks Solutions, Inc.	2,813	276,490
Texas Instruments, Inc.	9,881	565,045
Xilinx, Inc.	21,671	916,683
		7,046,571
Electronic Connectors — 0.5%
Amphenol Corp., Class A	35,580	2,096,729
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	55,447	1,022,443
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,841	357,944
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	23,378	971,356
FLIR Systems, Inc.	969	30,310
National Instruments Corp.	24,401	781,808
		1,783,474
Security Description	Shares	Value (Note 2)
Electronic Security Devices — 0.0%
Allegion PLC	920	$56,277
Tyco International PLC	3,035	130,687
		186,964
Engines-Internal Combustion — 0.2%
Cummins, Inc.	6,112	847,368
Enterprise Software/Service — 1.5%
Oracle Corp.	152,957	6,600,094
Tyler Technologies, Inc.†	3,011	362,916
		6,963,010
Entertainment Software — 0.1%
Electronic Arts, Inc.†	4,585	269,667
Filtration/Separation Products — 0.0%
Pall Corp.	1,038	104,205
Finance-Consumer Loans — 0.3%
Navient Corp.	65,181	1,325,130
Finance-Credit Card — 1.5%
American Express Co.	29,678	2,318,445
Discover Financial Services	4,616	260,112
Visa, Inc., Class A	65,539	4,286,906
		6,865,463
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	11,057	336,575
E*TRADE Financial Corp.†	32,802	936,661
LPL Financial Holdings, Inc.	12,444	545,794
		1,819,030
Finance-Other Services — 0.9%
Intercontinental Exchange, Inc.	16,448	3,836,825
Food-Confectionery — 0.8%
Hershey Co.	35,339	3,566,059
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,132	64,354
Food-Misc./Diversified — 0.9%
Campbell Soup Co.	1,520	70,756
ConAgra Foods, Inc.	2,449	89,462
General Mills, Inc.	4,451	251,927
Hain Celestial Group, Inc.†	26,110	1,672,345
Kellogg Co.	1,829	120,623
Kraft Foods Group, Inc.	4,335	377,643
McCormick & Co., Inc.	18,783	1,448,357
		4,031,113
Food-Retail — 1.2%
Kroger Co.	29,273	2,244,068
Whole Foods Market, Inc.	60,755	3,164,121
		5,408,189
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	31,256	1,179,289
Gas-Distribution — 0.1%
AGL Resources, Inc.	706	35,053
NiSource, Inc.	2,191	96,755
Sempra Energy	1,878	204,739
		336,547

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,252	$175,818
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,638	103,067
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,040	94,024
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	3,058	245,619
Starwood Hotels & Resorts Worldwide, Inc.	12,511	1,044,668
Wyndham Worldwide Corp.	1,778	160,856
		1,451,143
Human Resources — 0.0%
Robert Half International, Inc.	1,993	120,616
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	1,019	118,194
Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	15,022	2,272,528
Airgas, Inc.	7,883	836,465
Praxair, Inc.	2,257	272,510
		3,381,503
Instruments-Controls — 1.2%
Honeywell International, Inc.	35,771	3,731,273
Sensata Technologies Holding NV†	33,338	1,915,268
		5,646,541
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	1,000	51,140
Thermo Fisher Scientific, Inc.	5,850	785,889
Waters Corp.†	796	98,959
		935,988
Insurance Brokers — 0.4%
Aon PLC	14,062	1,351,639
Marsh & McLennan Cos., Inc.	4,766	267,325
		1,618,964
Insurance-Multi-line — 0.0%
Allstate Corp.	2,517	179,135
Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	105,093	8,640,221
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	9,294	2,322,199
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	1,064	122,296
Internet Security — 0.1%
Symantec Corp.	5,534	129,302
VeriSign, Inc.†	1,551	103,870
		233,172
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	507	108,894
Ameriprise Financial, Inc.	2,691	352,090
BlackRock, Inc.	3,491	1,277,147
Franklin Resources, Inc.	2,946	151,189
Invesco, Ltd.	3,607	143,162
Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
Legg Mason, Inc.	1,462	$80,702
T. Rowe Price Group, Inc.	2,576	208,605
		2,321,789
Machinery-General Industrial — 0.2%
Roper Industries, Inc.	5,614	965,608
Medical Information Systems — 0.7%
athenahealth, Inc.†	7,151	853,758
Cerner Corp.†	31,342	2,296,115
		3,149,873
Medical Instruments — 0.8%
Boston Scientific Corp.†	85,252	1,513,223
Edwards Lifesciences Corp.†	1,590	226,512
Intuitive Surgical, Inc.†	540	272,716
Medtronic PLC	21,012	1,638,726
St. Jude Medical, Inc.	2,571	168,143
		3,819,320
Medical Products — 0.4%
Baxter International, Inc.	4,720	323,320
Becton Dickinson and Co.	3,078	441,970
Henry Schein, Inc.†	840	117,281
Stryker Corp.	4,412	407,007
Varian Medical Systems, Inc.†	1,018	95,784
Zimmer Holdings, Inc.	1,678	197,198
		1,582,560
Medical-Biomedical/Gene — 5.4%
Alexion Pharmaceuticals, Inc.†	2,981	516,607
Amgen, Inc.	38,539	6,160,459
Biogen Idec, Inc.†	17,091	7,216,504
Celgene Corp.†	42,438	4,892,253
Gilead Sciences, Inc.†	36,221	3,554,367
Regeneron Pharmaceuticals, Inc.†	3,845	1,735,940
Vertex Pharmaceuticals, Inc.†	2,534	298,936
		24,375,066
Medical-Drugs — 4.7%
Abbott Laboratories	49,162	2,277,675
AbbVie, Inc.	41,560	2,432,922
Bristol-Myers Squibb Co.	41,233	2,659,529
Eli Lilly & Co.	25,668	1,864,780
Endo International PLC†	22,554	2,023,094
Ironwood Pharmaceuticals, Inc.†	55,986	895,776
Jazz Pharmaceuticals PLC†	5,248	906,802
Johnson & Johnson	31,908	3,209,945
Mallinckrodt PLC†	17,707	2,242,592
Merck & Co., Inc.	23,853	1,371,070
Shire PLC ADR	4,264	1,020,333
Zoetis, Inc.	7,384	341,805
		21,246,323
Medical-Generic Drugs — 1.7%
Actavis PLC†	14,053	4,182,454
Hospira, Inc.†	2,527	221,971
Mylan NV†	50,517	2,998,184
Perrigo Co. PLC	1,038	171,841
		7,574,450

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 0.3%
Aetna, Inc.	2,333	$248,534
Cigna Corp.	1,677	217,071
UnitedHealth Group, Inc.	6,890	815,018
		1,280,623
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	3,429	257,964
Tenet Healthcare Corp.†	726	35,944
Universal Health Services, Inc., Class B	711	83,692
		377,600
Medical-Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	3,076	349,649
McKesson Corp.	12,532	2,834,738
		3,184,387
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	20,920	4,393,200
Rexnord Corp.†	43,518	1,161,495
		5,554,695
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	1,809	109,879
Multimedia — 2.3%
Time Warner, Inc.	12,245	1,033,968
Twenty-First Century Fox, Inc., Class A	143,664	4,861,589
Viacom, Inc., Class B	2,746	187,552
Walt Disney Co.	43,172	4,528,311
		10,611,420
Networking Products — 0.3%
Cisco Systems, Inc.	48,170	1,325,879
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,148	170,716
Oil Companies-Exploration & Production — 1.5%
Anadarko Petroleum Corp.	41,938	3,472,886
Cabot Oil & Gas Corp.	6,092	179,897
Cimarex Energy Co.	659	75,844
EOG Resources, Inc.	8,086	741,405
EQT Corp.	1,478	122,482
Pioneer Natural Resources Co.	12,494	2,042,894
Range Resources Corp.	2,445	127,238
		6,762,646
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp.†	1,257	56,716
FMC Technologies, Inc.†	2,320	85,863
		142,579
Oil Refining & Marketing — 0.5%
Phillips 66	15,593	1,225,610
Valero Energy Corp.	16,702	1,062,581
		2,288,191
Security Description	Shares	Value (Note 2)
Oil-Field Services — 1.0%
Baker Hughes, Inc.	20,574	$1,308,095
Halliburton Co.	43,828	1,923,172
NOW, Inc.†	29,305	634,160
Schlumberger, Ltd.	8,838	737,443
		4,602,870
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	16,410	1,423,896
Pipelines — 0.4%
Kinder Morgan, Inc.	25,125	1,056,758
Spectra Energy Corp.	5,244	189,675
Williams Cos., Inc.	9,924	502,055
		1,748,488
Publishing-Periodicals — 0.1%
Nielsen NV	4,653	207,384
Real Estate Investment Trusts — 2.9%
American Tower Corp.	68,409	6,440,707
Apartment Investment & Management Co., Class A	2,304	90,686
AvalonBay Communities, Inc.	1,947	339,265
Boston Properties, Inc.	2,259	317,344
Crown Castle International Corp.	4,922	406,262
Equity Residential	5,364	417,641
Essex Property Trust, Inc.	960	220,704
General Growth Properties, Inc.	9,264	273,751
HCP, Inc.	3,804	164,371
Health Care REIT, Inc.	5,153	398,636
Host Hotels & Resorts, Inc.	11,169	225,390
Iron Mountain, Inc.	2,757	100,575
Kimco Realty Corp.	6,083	163,329
Lexington Realty Trust	28,206	277,265
Macerich Co.	2,075	174,985
Plum Creek Timber Co., Inc.	1,298	56,398
Public Storage	2,140	421,880
Simon Property Group, Inc.	8,180	1,600,335
SL Green Realty Corp.	916	117,596
Ventas, Inc.	4,878	356,192
Vornado Realty Trust	1,572	176,064
Weyerhaeuser Co.	5,496	182,192
		12,921,568
Real Estate Management/Services — 0.6%
CBRE Group, Inc., Class A†	49,110	1,901,048
Jones Lang LaSalle, Inc.	4,488	764,755
		2,665,803
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	1,423	129,721
Retail-Apparel/Shoe — 1.3%
Gap, Inc.	1,721	74,571
Kate Spade & Co.†	54,343	1,814,513
L Brands, Inc.	20,069	1,892,306
PVH Corp.	18,327	1,952,925
Ross Stores, Inc.	3,052	321,559
		6,055,874

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	5,052	$756,234
AutoZone, Inc.†	2,601	1,774,298
O'Reilly Automotive, Inc.†	1,499	324,144
		2,854,676
Retail-Automobile — 0.0%
AutoNation, Inc.†	464	29,849
CarMax, Inc.†	1,548	106,828
		136,677
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,341	102,955
Retail-Building Products — 1.8%
Home Depot, Inc.	38,287	4,349,786
Lowe's Cos., Inc.	53,339	3,967,888
		8,317,674
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	12,244	884,017
Retail-Discount — 1.0%
Costco Wholesale Corp.	26,105	3,954,777
Dollar General Corp.	2,774	209,104
Dollar Tree, Inc.†	3,032	246,032
Family Dollar Stores, Inc.	680	53,883
		4,463,796
Retail-Drug Store — 0.9%
CVS Health Corp.	16,591	1,712,357
Walgreens Boots Alliance, Inc.	28,515	2,414,650
		4,127,007
Retail-Gardening Products — 0.3%
Tractor Supply Co.	16,437	1,398,131
Retail-Jewelry — 0.2%
Tiffany & Co.	8,021	705,928
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	11,174	890,680
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	2,074	166,584
TJX Cos., Inc.	30,170	2,113,408
		2,279,992
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	5,767	869,952
Retail-Regional Department Stores — 0.0%
Macy's, Inc.	2,159	140,141
Retail-Restaurants — 2.3%
Chipotle Mexican Grill, Inc.†	1,595	1,037,611
Dunkin' Brands Group, Inc.	15,566	740,319
McDonald's Corp.	7,369	718,036
Starbucks Corp.	53,247	5,042,491
Yum! Brands, Inc.	36,106	2,842,264
		10,380,721
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	2,343	$147,609
Atmel Corp.	92,960	765,061
Linear Technology Corp.	1,904	89,107
QUALCOMM, Inc.	91,407	6,338,161
		7,339,938
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	11,594	261,560
KLA-Tencor Corp.	8,623	502,635
Lam Research Corp.	2,349	164,982
		929,177
Telecom Services — 0.1%
Level 3 Communications, Inc.†	4,229	227,689
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	28,364	809,509
Telephone-Integrated — 0.0%
Frontier Communications Corp.	6,503	45,846
Windstream Holdings, Inc.	5,242	38,791
		84,637
Television — 0.3%
CBS Corp., Class B	18,894	1,145,543
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	430	79,873
Tobacco — 1.0%
Altria Group, Inc.	56,198	2,811,024
Lorillard, Inc.	5,309	346,943
Philip Morris International, Inc.	12,545	945,015
Reynolds American, Inc.	4,543	313,058
		4,416,040
Tools-Hand Held — 0.0%
Snap-on, Inc.	566	83,236
Toys — 0.1%
Hasbro, Inc.	808	51,098
Mattel, Inc.	20,683	472,606
		523,704
Transactional Software — 0.2%
Solera Holdings, Inc.	17,056	881,113
Transport-Rail — 1.5%
CSX Corp.	14,605	483,718
Kansas City Southern	25,442	2,597,119
Norfolk Southern Corp.	3,037	312,568
Union Pacific Corp.	30,010	3,250,383
		6,643,788
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	2,158	158,009
Expeditors International of Washington, Inc.	1,329	64,031
FedEx Corp.	2,137	353,567
United Parcel Service, Inc., Class B	5,841	566,226
		1,141,833

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	2,983	$299,881
Web Hosting/Design — 0.7%
Equinix, Inc.	14,505	3,377,489
Web Portals/ISP — 3.7%
Google, Inc., Class A†	10,458	5,801,052
Google, Inc., Class C†	18,599	10,192,252
Yahoo!, Inc.†	12,836	570,368
		16,563,672
Wireless Equipment — 0.3%
Motorola Solutions, Inc.	17,429	1,161,991
Total Common Stocks (cost $342,826,525)		442,185,677
EXCHANGE-TRADED FUNDS — 1.5%
iShares S&P 500 Growth Index Fund (cost $6,533,092)	59,072	6,731,255
Total Long-Term Investment Securities (cost $349,359,617)		448,916,932
SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
SSgA U.S. Government Money Market Fund (cost $2,737,192)	2,737,192	2,737,192
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount of $1,907,000 and collateralized by $1,895,000 of United States Treasury Notes, bearing interest at 2.13%, due 09/30/2021 and having an approximate value of $1,947,113	$1,907,000	$1,907,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	1,237,000	1,237,000
Total Repurchase Agreements (cost $3,144,000)		3,144,000
TOTAL INVESTMENTS (cost $355,240,809)(2)	100.3%	454,798,124
Liabilities in excess of other assets	(0.3)	(1,293,866)
NET ASSETS	100.0%	$453,504,258

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2015	$1,150,517	$1,143,700	($6,817)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$442,185,677	$—	$—	$442,185,677
Exchange-Traded Funds	6,731,255	—	—	6,731,255
Short-Term Investment Securities	2,737,192	—	—	2,737,192
Repurchase Agreements	—	3,144,000	—	3,144,000
Total Investments at Value	$451,654,124	$3,144,000	$—	$454,798,124
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$6,817	$—	$—	$6,817

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Diversified Banking Institutions	6.3%
Medical-Drugs	6.2
Oil Companies-Integrated	5.6
Banks-Super Regional	5.1
Diversified Manufacturing Operations	4.3
Oil Companies-Exploration & Production	4.2
Electric-Integrated	3.5
Telephone-Integrated	3.1
Insurance-Multi-line	2.1
Semiconductor Components-Integrated Circuits	1.9
Food-Misc./Diversified	1.8
Networking Products	1.6
Registered Investment Companies	1.5
Exchange-Traded Funds	1.4
Retail-Discount	1.3
Paper & Related Products	1.3
Multimedia	1.3
Aerospace/Defense	1.3
Aerospace/Defense-Equipment	1.3
Electronic Components-Semiconductors	1.2
Repurchase Agreements	1.2
Investment Management/Advisor Services	1.2
Beverages-Non-alcoholic	1.2
Medical-Biomedical/Gene	1.1
Computer Services	1.1
Banks-Commercial	1.1
Chemicals-Diversified	1.0
Oil-Field Services	1.0
Insurance Brokers	1.0
Insurance-Life/Health	1.0
Insurance-Reinsurance	1.0
Cruise Lines	1.0
Gas-Distribution	1.0
Applications Software	0.9
Electronic Components-Misc.	0.9
Auto-Cars/Light Trucks	0.8
Retail-Regional Department Stores	0.8
Steel-Producers	0.8
Real Estate Investment Trusts	0.8
Tobacco	0.7
Banks-Fiduciary	0.7
Retail-Apparel/Shoe	0.7
Computers-Memory Devices	0.7
Cosmetics & Toiletries	0.6
Medical-HMO	0.6
Building & Construction Products-Misc.	0.6
Television	0.6
Transport-Services	0.6
Cable/Satellite TV	0.6
Building-Residential/Commercial	0.6
Retail-Building Products	0.6
Retail-Restaurants	0.5
Instruments-Controls	0.5
Finance-Other Services	0.5
Electric Products-Misc.	0.5
Auto/Truck Parts & Equipment-Original	0.5
Internet Security	0.5
Medical Instruments	0.5
Retail-Major Department Stores	0.5
Brewery	0.5
Hotels/Motels	0.5%
Agricultural Operations	0.5
Insurance-Property/Casualty	0.4
Telecommunication Equipment	0.4
Finance-Credit Card	0.4
Oil Refining & Marketing	0.4
Beverages-Wine/Spirits	0.4
Machinery-Pumps	0.4
Medical Products	0.4
Semiconductor Equipment	0.4
Tools-Hand Held	0.4
Consumer Products-Misc.	0.4
Machinery-Farming	0.4
Building Products-Cement	0.4
Machinery-Construction & Mining	0.3
Toys	0.3
Enterprise Software/Service	0.3
Retail-Office Supplies	0.3
Publishing-Newspapers	0.3
Agricultural Chemicals	0.3
Distribution/Wholesale	0.3
Retail-Drug Store	0.3
Gold Mining	0.3
Commercial Services-Finance	0.2
Building Products-Wood	0.2
Medical Labs & Testing Services	0.2
Medical-Wholesale Drug Distribution	0.2
Coal	0.2
Computers	0.2
Oil & Gas Drilling	0.2
Electric-Generation	0.1
Food-Retail	0.1
Casino Hotels	0.1
Pharmacy Services	0.1
Industrial Gases	0.1
Oil Field Machinery & Equipment	0.1
Engines-Internal Combustion	0.1
Food-Wholesale/Distribution	0.1
Wireless Equipment	0.1
Non-Hazardous Waste Disposal	0.1
Pipelines	0.1
Metal-Copper	0.1
Office Automation & Equipment	0.1
Food-Confectionery	0.1
Finance-Investment Banker/Broker	0.1
Cellular Telecom	0.1
Electronic Measurement Instruments	0.1
Metal-Aluminum	0.1
Appliances	0.1
Transport-Rail	0.1
Data Processing/Management	0.1
Food-Meat Products	0.1
Chemicals-Specialty	0.1
Engineering/R&D Services	0.1
Advertising Agencies	0.1
Metal Processors & Fabrication	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	7,611	$168,356
Omnicom Group, Inc.	4,286	334,222
		502,578
Aerospace/Defense — 1.3%
Boeing Co.	40,654	6,101,352
General Dynamics Corp.	3,763	510,752
Lockheed Martin Corp.	3,301	669,971
Northrop Grumman Corp.	3,877	624,042
Raytheon Co.	11,122	1,215,079
Rockwell Collins, Inc.	1,780	171,859
Spirit AeroSystems Holdings, Inc., Class A†	65,600	3,424,976
		12,718,031
Aerospace/Defense-Equipment — 1.3%
Triumph Group, Inc.	58,400	3,487,648
United Technologies Corp.	75,706	8,872,743
		12,360,391
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	798	226,377
Monsanto Co.	5,947	669,275
Mosaic Co.	11,254	518,359
Potash Corp. of Saskatchewan, Inc.	41,600	1,341,600
		2,755,611
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	94,955	4,500,867
Airlines — 0.0%
American Airlines Group, Inc.	7,528	397,328
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	981	129,002
Appliances — 0.1%
Whirlpool Corp.	2,827	571,224
Applications Software — 0.9%
Microsoft Corp.	208,000	8,456,240
salesforce.com, Inc.†	7,007	468,138
		8,924,378
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	257,067	4,149,061
General Motors Co.	102,005	3,825,188
		7,974,249
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	6,030	380,734
Auto/Truck Parts & Equipment-Original — 0.5%
BorgWarner, Inc.	8,195	495,633
Delphi Automotive PLC	10,505	837,669
Johnson Controls, Inc.	69,388	3,499,931
		4,833,233
Banks-Commercial — 1.1%
BB&T Corp.	121,286	4,728,941
M&T Bank Corp.	32,410	4,116,070
Regions Financial Corp.	145,030	1,370,534
Zions Bancorporation	7,344	198,288
		10,413,833
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp.	43,312	$1,742,875
Northern Trust Corp.	55,351	3,855,197
State Street Corp.	14,921	1,097,141
		6,695,213
Banks-Super Regional — 5.1%
Capital One Financial Corp.	19,962	1,573,405
Comerica, Inc.	6,455	291,314
Fifth Third Bancorp	29,487	555,830
Huntington Bancshares, Inc.	29,315	323,931
KeyCorp	30,955	438,323
PNC Financial Services Group, Inc.	155,544	14,502,923
SunTrust Banks, Inc.	105,583	4,338,405
US Bancorp	170,120	7,429,140
Wells Fargo & Co.	385,809	20,988,010
		50,441,281
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	158,274	6,418,011
Coca-Cola Enterprises, Inc.	3,769	166,590
PepsiCo, Inc.	49,859	4,767,517
		11,352,118
Beverages-Wine/Spirits — 0.4%
Diageo PLC ADR	37,100	4,102,147
Brewery — 0.5%
Anheuser-Busch InBev NV ADR	37,970	4,628,923
Building & Construction Products-Misc. — 0.6%
Fortune Brands Home & Security, Inc.	100,100	4,752,748
USG Corp.†	44,200	1,180,140
		5,932,888
Building Products-Cement — 0.4%
Vulcan Materials Co.	41,012	3,457,312
Building Products-Wood — 0.2%
Masco Corp.	89,758	2,396,539
Building-Residential/Commercial — 0.6%
PulteGroup, Inc.	244,137	5,427,166
Cable/Satellite TV — 0.6%
Cablevision Systems Corp., Class A	92,439	1,691,634
Comcast Corp., Class A	58,448	3,300,559
Time Warner Cable, Inc.	3,355	502,847
		5,495,040
Casino Hotels — 0.1%
Las Vegas Sands Corp.	25,300	1,392,512
Cellular Telecom — 0.1%
Vodafone Group PLC(1)	185,648	606,705
Chemicals-Diversified — 1.0%
Dow Chemical Co.	104,384	5,008,344
E.I. du Pont de Nemours & Co.	46,284	3,307,918
FMC Corp.	4,825	276,231
LyondellBasell Industries NV, Class A	14,332	1,258,350
PPG Industries, Inc.	1,674	377,554
		10,228,397

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	5,380	$372,619
International Flavors & Fragrances, Inc.	1,257	147,572
		520,191
Coal — 0.2%
CONSOL Energy, Inc.	77,833	2,170,762
Commercial Services — 0.0%
Quanta Services, Inc.†	4,056	115,718
Commercial Services-Finance — 0.2%
Equifax, Inc.	1,297	120,621
H&R Block, Inc.	3,287	105,414
McGraw Hill Financial, Inc.	3,662	378,651
Total System Services, Inc.	1,907	72,752
Western Union Co.	85,603	1,781,398
		2,458,836
Computer Services — 1.1%
Accenture PLC, Class A	9,775	915,820
Computer Sciences Corp.	24,405	1,593,158
International Business Machines Corp.	49,868	8,003,814
Teradata Corp.†	2,469	108,982
		10,621,774
Computers — 0.2%
Hewlett-Packard Co.	65,778	2,049,642
Computers-Memory Devices — 0.7%
EMC Corp.	246,065	6,289,422
NetApp, Inc.	5,416	192,051
		6,481,473
Consumer Products-Misc. — 0.4%
Clorox Co.	26,994	2,979,868
Kimberly-Clark Corp.	5,820	623,380
		3,603,248
Containers-Metal/Glass — 0.0%
Ball Corp.	1,541	108,856
Owens-Illinois, Inc.†	5,943	138,591
		247,447
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	2,738	124,743
Cosmetics & Toiletries — 0.6%
Avon Products, Inc.	126,400	1,009,936
Colgate-Palmolive Co.	12,652	877,290
Estee Lauder Cos., Inc., Class A	3,552	295,384
Procter & Gamble Co.	49,844	4,084,217
		6,266,827
Cruise Lines — 1.0%
Carnival Corp.	86,302	4,128,688
Norwegian Cruise Line Holdings, Ltd.†	95,200	5,141,752
Royal Caribbean Cruises, Ltd.	2,623	214,692
		9,485,132
Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	469	$60,201
Fidelity National Information Services, Inc.	3,817	259,785
Paychex, Inc.	4,258	211,261
		531,247
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,930	98,218
Patterson Cos., Inc.	1,271	62,012
		160,230
Distribution/Wholesale — 0.3%
Fastenal Co.	3,640	150,823
Fossil Group, Inc.†	562	46,337
Genuine Parts Co.	24,621	2,294,431
WW Grainger, Inc.	1,108	261,278
		2,752,869
Diversified Banking Institutions — 6.3%
Bank of America Corp.	717,907	11,048,588
Citigroup, Inc.	298,796	15,393,970
Goldman Sachs Group, Inc.	33,662	6,327,446
JPMorgan Chase & Co.	451,391	27,345,267
Morgan Stanley	55,797	1,991,395
		62,106,666
Diversified Manufacturing Operations — 4.3%
3M Co.	7,581	1,250,486
Danaher Corp.	9,555	811,220
Dover Corp.	5,901	407,877
Eaton Corp. PLC	130,168	8,843,614
General Electric Co.	928,704	23,041,146
Illinois Tool Works, Inc.	56,559	5,494,141
Ingersoll-Rand PLC	9,530	648,802
Parker-Hannifin Corp.	5,156	612,430
Pentair PLC	6,603	415,263
Textron, Inc.	5,510	244,258
		41,769,237
Diversified Operations — 0.0%
Leucadia National Corp.	11,411	254,351
Electric Products-Misc. — 0.5%
AMETEK, Inc.	3,490	183,364
Emerson Electric Co.	82,598	4,676,699
		4,860,063
Electric-Generation — 0.1%
AES Corp.	110,694	1,422,418
Electric-Integrated — 3.5%
Ameren Corp.	8,781	370,558
American Electric Power Co., Inc.	17,720	996,750
CMS Energy Corp.	9,969	348,018
Consolidated Edison, Inc.	10,600	646,600
Dominion Resources, Inc.	11,281	799,484
DTE Energy Co.	6,414	517,546
Duke Energy Corp.	78,588	6,033,987
Edison International	72,303	4,516,768
Entergy Corp.	51,532	3,993,215
Eversource Energy	11,465	579,212

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Exelon Corp.	109,718	$3,687,622
FirstEnergy Corp.	80,743	2,830,850
Integrys Energy Group, Inc.	1,554	111,919
NextEra Energy, Inc.	7,864	818,249
Pepco Holdings, Inc.	9,149	245,468
PG&E Corp.	17,241	914,980
Pinnacle West Capital Corp.	4,002	255,127
PPL Corp.	24,138	812,485
Public Service Enterprise Group, Inc.	18,319	767,932
SCANA Corp.	5,172	284,408
Southern Co.	32,929	1,458,096
TECO Energy, Inc.	8,524	165,366
Wisconsin Energy Corp.	4,162	206,019
Xcel Energy, Inc.	84,312	2,934,901
		34,295,560
Electronic Components-Misc. — 0.9%
Corning, Inc.	162,926	3,695,162
Garmin, Ltd.	1,881	89,385
Koninklijke Philips NV	146,600	4,154,644
TE Connectivity, Ltd.	7,939	568,591
		8,507,782
Electronic Components-Semiconductors — 1.2%
Altera Corp.	5,336	228,968
Intel Corp.	251,100	7,851,897
Microchip Technology, Inc.	2,770	135,453
Texas Instruments, Inc.	65,843	3,765,232
Xilinx, Inc.	4,825	204,097
		12,185,647
Electronic Forms — 0.0%
Adobe Systems, Inc.†	5,339	394,766
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	12,153	504,957
FLIR Systems, Inc.	2,681	83,862
		588,819
Electronic Security Devices — 0.0%
Allegion PLC	1,216	74,383
Tyco International PLC	7,753	333,844
		408,227
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,987	375,735
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	2,722	162,748
Engineering/R&D Services — 0.1%
Fluor Corp.	5,349	305,749
Jacobs Engineering Group, Inc.†	4,643	209,678
		515,427
Engines-Internal Combustion — 0.1%
Cummins, Inc.	6,095	845,011
Enterprise Software/Service — 0.3%
CA, Inc.	45,538	1,484,994
Oracle Corp.	39,445	1,702,052
		3,187,046
Security Description	Shares	Value (Note 2)
Filtration/Separation Products — 0.0%
Pall Corp.	1,312	$131,712
Finance-Credit Card — 0.4%
American Express Co.	50,705	3,961,074
Discover Financial Services	4,856	273,636
		4,234,710
Finance-Investment Banker/Broker — 0.1%
Charles Schwab Corp.	14,614	444,850
E*TRADE Financial Corp.†	6,271	179,069
		623,919
Finance-Other Services — 0.5%
CME Group, Inc.	11,476	1,086,892
Intercontinental Exchange, Inc.	15,916	3,712,725
NASDAQ OMX Group, Inc.	4,277	217,871
		5,017,488
Food-Confectionery — 0.1%
Hershey Co.	2,035	205,352
J.M. Smucker Co.	3,683	426,233
		631,585
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,096	119,158
Tyson Foods, Inc., Class A	10,574	404,984
		524,142
Food-Misc./Diversified — 1.8%
Campbell Soup Co.	39,801	1,852,737
ConAgra Foods, Inc.	20,603	752,628
General Mills, Inc.	10,925	618,355
Ingredion, Inc.	50,100	3,898,782
Kellogg Co.	19,873	1,310,624
Kraft Foods Group, Inc.	60,340	5,256,519
McCormick & Co., Inc.	21,089	1,626,173
Mondelez International, Inc., Class A	59,695	2,154,392
		17,470,210
Food-Retail — 0.1%
Kroger Co.	9,424	722,444
Whole Foods Market, Inc.	13,056	679,956
		1,402,400
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	21,437	808,818
Gas-Distribution — 1.0%
AGL Resources, Inc.	2,598	128,991
CenterPoint Energy, Inc.	15,555	317,478
National Grid PLC ADR	57,100	3,689,231
NiSource, Inc.	111,565	4,926,710
Sempra Energy	3,771	411,114
		9,473,524
Gold Mining — 0.3%
Barrick Gold Corp.	61,600	675,136
Newmont Mining Corp.	86,554	1,879,087
		2,554,223
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	3,336	130,338

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.†	146,700	$4,345,254
Starwood Hotels & Resorts Worldwide, Inc.	2,734	228,289
		4,573,543
Independent Power Producers — 0.0%
NRG Energy, Inc.	12,221	307,847
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,403	278,724
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,024	306,190
Airgas, Inc.	1,125	119,374
Praxair, Inc.	4,912	593,075
		1,018,639
Instruments-Controls — 0.5%
Honeywell International, Inc.	49,479	5,161,154
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,636	83,665
Waters Corp.†	1,052	130,785
		214,450
Insurance Brokers — 1.0%
Aon PLC	4,260	409,471
Marsh & McLennan Cos., Inc.	151,049	8,472,339
Willis Group Holdings PLC	22,500	1,084,050
		9,965,860
Insurance-Life/Health — 1.0%
Aflac, Inc.	15,884	1,016,735
Lincoln National Corp.	9,279	533,172
Principal Financial Group, Inc.	101,449	5,211,435
Prudential Financial, Inc.	16,430	1,319,493
Sun Life Financial, Inc.	37,800	1,164,996
Torchmark Corp.	4,600	252,632
Unum Group	9,099	306,909
		9,805,372
Insurance-Multi-line — 2.1%
ACE, Ltd.	38,997	4,347,775
Allstate Corp.	8,892	632,844
American International Group, Inc.(2)	49,669	2,721,364
Assurant, Inc.	2,492	153,034
Cincinnati Financial Corp.	5,347	284,888
Genworth Financial, Inc., Class A†	17,976	131,405
Hartford Financial Services Group, Inc.	15,234	637,086
Loews Corp.	69,604	2,841,931
MetLife, Inc.	91,541	4,627,397
XL Group PLC	122,237	4,498,322
		20,876,046
Insurance-Property/Casualty — 0.4%
Chubb Corp.	25,055	2,533,060
Progressive Corp.	19,395	527,544
Travelers Cos., Inc.	11,630	1,257,552
		4,318,156
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance — 1.0%
Berkshire Hathaway, Inc., Class B†	66,000	$9,525,120
Internet Security — 0.5%
Symantec Corp.	206,313	4,820,503
Investment Management/Advisor Services — 1.2%
Affiliated Managers Group, Inc.†	731	157,004
BlackRock, Inc.	15,153	5,543,573
Franklin Resources, Inc.	6,947	356,520
Invesco, Ltd.	135,530	5,379,186
Och-Ziff Capital Management Group LLC, Class A	6,000	75,840
T. Rowe Price Group, Inc.	3,114	252,172
		11,764,295
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	21,937	1,755,618
Joy Global, Inc.	40,024	1,568,140
		3,323,758
Machinery-Farming — 0.4%
Deere & Co.	41,087	3,602,919
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,090	187,480
Machinery-Pumps — 0.4%
Flowserve Corp.	28,575	1,614,202
Xylem, Inc.	65,698	2,300,744
		3,914,946
Medical Instruments — 0.5%
Boston Scientific Corp.†	26,002	461,535
Medtronic PLC	51,337	4,003,773
St. Jude Medical, Inc.	3,868	252,967
		4,718,275
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings†	3,630	457,707
Quest Diagnostics, Inc.	25,123	1,930,702
		2,388,409
Medical Products — 0.4%
Baxter International, Inc.	50,101	3,431,919
Henry Schein, Inc.†	971	135,571
Varian Medical Systems, Inc.†	1,123	105,663
Zimmer Holdings, Inc.	2,029	238,448
		3,911,601
Medical-Biomedical/Gene — 1.1%
Amgen, Inc.	25,950	4,148,108
Gilead Sciences, Inc.†	39,000	3,827,070
Vertex Pharmaceuticals, Inc.†	27,951	3,297,379
		11,272,557
Medical-Drugs — 6.2%
Abbott Laboratories	32,766	1,518,049
AstraZeneca PLC ADR	54,900	3,756,807
Bristol-Myers Squibb Co.	171,272	11,047,044
Eli Lilly & Co.	13,801	1,002,642
Endo International PLC†	2,570	230,529
GlaxoSmithKline PLC(1)	71,189	1,630,223

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	95,063	$9,563,338
Merck & Co., Inc.	250,260	14,384,945
Pfizer, Inc.	366,874	12,763,546
Roche Holding AG ADR	131,800	4,531,284
		60,428,407
Medical-Generic Drugs — 0.0%
Perrigo Co. PLC	2,548	421,821
Medical-HMO — 0.6%
Aetna, Inc.	7,000	745,710
Anthem, Inc.	9,655	1,490,828
Cigna Corp.	5,238	678,007
Humana, Inc.	5,414	963,800
UnitedHealth Group, Inc.	17,602	2,082,141
		5,960,486
Medical-Hospitals — 0.0%
HCA Holdings, Inc.†	2,237	168,289
Tenet Healthcare Corp.†	1,782	88,227
Universal Health Services, Inc., Class B	1,548	182,215
		438,731
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	11,948	1,078,546
McKesson Corp.	4,888	1,105,666
		2,184,212
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	2,360	495,600
Metal-Aluminum — 0.1%
Alcoa, Inc.	44,234	571,503
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	37,633	713,145
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	3,215	195,279
Multimedia — 1.3%
Pearson PLC(1)	36,594	786,731
Thomson Reuters Corp.	88,900	3,605,784
Time Warner, Inc.	51,300	4,331,772
Twenty-First Century Fox, Inc., Class A	28,455	962,917
Viacom, Inc., Class B	17,776	1,214,101
Walt Disney Co.	19,000	1,992,910
		12,894,215
Networking Products — 1.6%
Cisco Systems, Inc.	563,257	15,503,649
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	9,072	367,960
Waste Management, Inc.	7,726	418,981
		786,941
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,297	170,166
Xerox Corp.	37,833	486,154
		656,320
Security Description	Shares	Value (Note 2)
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,275	$173,280
Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	45,232	1,211,765
Ensco PLC, Class A	8,480	178,673
Helmerich & Payne, Inc.	3,896	265,201
Noble Corp. PLC	8,756	125,036
Transocean, Ltd.	12,325	180,808
		1,961,483
Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	33,301	2,757,656
Apache Corp.	93,437	5,637,054
BG Group PLC(1)	262,478	3,224,446
Canadian Natural Resources, Ltd.	16,700	512,857
Chesapeake Energy Corp.	18,725	265,146
Cimarex Energy Co.	1,553	178,735
ConocoPhillips	63,667	3,963,908
Devon Energy Corp.	13,985	843,435
EOG Resources, Inc.	65,200	5,978,188
EQT Corp.	1,869	154,884
Hess Corp.	68,493	4,648,620
Newfield Exploration Co.†	5,819	204,189
Noble Energy, Inc.	13,997	684,453
Occidental Petroleum Corp.	27,887	2,035,751
Pioneer Natural Resources Co.	26,871	4,393,677
QEP Resources, Inc.	5,845	121,868
Southwestern Energy Co.†	168,264	3,902,042
Talisman Energy, Inc.	165,700	1,272,576
		40,779,485
Oil Companies-Integrated — 5.6%
BP PLC ADR	41,204	1,611,488
Chevron Corp.	224,663	23,585,122
Exxon Mobil Corp.	214,620	18,242,700
Marathon Oil Corp.	180,527	4,713,560
Murphy Oil Corp.	61,838	2,881,651
Royal Dutch Shell PLC ADR	66,100	3,942,865
		54,977,386
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	3,926	177,141
FMC Technologies, Inc.†	2,680	99,187
National Oilwell Varco, Inc.	14,836	741,652
		1,017,980
Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	9,882	1,011,818
Phillips 66	19,669	1,545,983
Tesoro Corp.	4,520	412,631
Valero Energy Corp.	18,634	1,185,495
		4,155,927
Oil-Field Services — 1.0%
Baker Hughes, Inc.	15,726	999,859
Halliburton Co.	109,650	4,811,442
Schlumberger, Ltd.	50,662	4,227,237
		10,038,538

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 1.3%
International Paper Co.	194,291	$10,781,208
MeadWestvaco Corp.	45,660	2,277,064
		13,058,272
Pharmacy Services — 0.1%
Express Scripts Holding Co.†	13,943	1,209,834
Pipelines — 0.1%
ONEOK, Inc.	7,542	363,826
Spectra Energy Corp.	11,415	412,881
		776,707
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	8,210	304,427
New York Times Co., Class A	73,900	1,016,864
News Corp., Class A†	92,374	1,478,908
		2,800,199
Real Estate Investment Trusts — 0.8%
Digital Realty Trust, Inc.	25,100	1,655,596
HCP, Inc.	7,337	317,032
Plum Creek Timber Co., Inc.	3,186	138,432
Prologis, Inc.	18,535	807,384
Rayonier, Inc.	45,500	1,226,680
SL Green Realty Corp.	1,321	169,590
Vornado Realty Trust	2,466	276,192
Weyerhaeuser Co.	83,667	2,773,561
		7,364,467
Retail-Apparel/Shoe — 0.7%
Coach, Inc.	32,982	1,366,444
Gap, Inc.	5,375	232,899
L Brands, Inc.	2,669	251,660
PVH Corp.	42,284	4,505,783
Urban Outfitters, Inc.†	3,621	165,299
		6,522,085
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,573	101,191
CarMax, Inc.†	3,800	262,238
		363,429
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	3,426	263,031
Retail-Building Products — 0.6%
Home Depot, Inc.	47,700	5,419,197
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,927	149,069
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	10,536	398,155
Retail-Discount — 1.3%
Costco Wholesale Corp.	15,923	2,412,255
Dollar General Corp.	53,473	4,030,795
Family Dollar Stores, Inc.	1,809	143,345
Target Corp.	23,052	1,891,878
Wal-Mart Stores, Inc.	57,158	4,701,245
		13,179,518
Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	31,557	2,672,247
Security Description	Shares	Value (Note 2)
Retail-Jewelry — 0.0%
Tiffany & Co.	3,863	$339,983
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	51,050	4,100,336
TJX Cos., Inc.	8,400	588,420
		4,688,756
Retail-Office Supplies — 0.3%
Staples, Inc.	187,580	3,054,740
Retail-Regional Department Stores — 0.8%
Kohl's Corp.	56,511	4,421,986
Macy's, Inc.	49,426	3,208,241
		7,630,227
Retail-Restaurants — 0.5%
Darden Restaurants, Inc.	4,489	311,267
McDonald's Corp.	36,196	3,526,938
Starbucks Corp.	8,955	848,039
Yum! Brands, Inc.	6,897	542,932
		5,229,176
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	9,755	264,165
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	17,420	182,561
People's United Financial, Inc.	11,154	169,541
		352,102
Security Services — 0.0%
ADT Corp.	6,194	257,175
Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	46,326	2,918,538
Linear Technology Corp.	3,982	186,357
Marvell Technology Group, Ltd.	317,700	4,670,190
Maxim Integrated Products, Inc.	202,448	7,047,215
QUALCOMM, Inc.	51,300	3,557,142
		18,379,442
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	159,208	3,591,733
KLA-Tencor Corp.	3,238	188,743
		3,780,476
Steel-Producers — 0.8%
Nucor Corp.	68,346	3,248,485
Steel Dynamics, Inc.	217,950	4,380,795
		7,629,280
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,931	117,969
Telecommunication Equipment — 0.4%
Harris Corp.	50,268	3,959,108
Juniper Networks, Inc.	13,109	296,001
		4,255,109
Telephone-Integrated — 3.1%
AT&T, Inc.	377,402	12,322,175
CenturyLink, Inc.	71,021	2,453,776
Frontier Communications Corp.	20,317	143,235
Telefonica SA(1)	100,594	1,431,418

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc.	295,519	$14,371,089
Windstream Holdings, Inc.	8,942	66,171
		30,787,864
Television — 0.6%
CBS Corp., Class B	95,091	5,765,367
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,190	221,043
Tobacco — 0.7%
British American Tobacco PLC ADR	47,200	4,897,944
Philip Morris International, Inc.	25,193	1,897,789
		6,795,733
Tools-Hand Held — 0.4%
Snap-on, Inc.	715	105,148
Stanley Black & Decker, Inc.	36,897	3,518,498
		3,623,646
Toys — 0.3%
Hasbro, Inc.	2,065	130,590
Mattel, Inc.	136,242	3,113,130
		3,243,720
Transport-Rail — 0.1%
Kansas City Southern	1,838	187,623
Norfolk Southern Corp.	3,671	377,819
		565,442
Transport-Services — 0.6%
Expeditors International of Washington, Inc.	3,678	177,206
FedEx Corp.	4,291	709,946
Ryder System, Inc.	1,918	181,999
United Parcel Service, Inc., Class B	46,515	4,509,164
		5,578,315
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	11,888	792,573
Total Common Stocks (cost $820,670,596)		938,922,966
Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.4%
iShares S&P 500 Value Index Fund (cost $13,741,649)	147,904	$13,689,994
RIGHTS — 0.0%
Telephone-Integrated — 0.0%
Telefonica SA† Expires 04/12/2015 (subscription price 10.84 EUR) (cost $0)	100,594	16,225
Total Long-Term Investment Securities (cost $834,412,245)		952,629,185
SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
T. Rowe Price Reserve Investment Fund (cost $14,339,351)	14,339,351	14,339,351
REPURCHASE AGREEMENTS — 1.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$1,925,000	1,925,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	1,920,000	1,920,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,920,000	1,920,000
Deutsche Bank AG Joint Repurchase Agreement(3)	2,300,000	2,300,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(3)	2,240,000	2,240,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,475,000	1,475,000
Total Repurchase Agreements (cost $11,780,000)		11,780,000
TOTAL INVESTMENTS (cost $860,531,596)(4)	99.8%	978,748,536
Other assets less liabilities	0.2	2,030,506
NET ASSETS	100.0%	$980,779,042

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $7,679,523 representing 0.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 8

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

EUR — Euro Dollar

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2015	$912,720	$911,000	$(1,720)

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stock:
Cellular Telecom	$—	$606,705	$—	$606,705
Medical-Drugs	58,798,184	1,630,223	—	60,428,407
Multimedia	12,107,484	786,731	—	12,894,215
Oil Companies-Exploration & Production	37,555,039	3,224,446	—	40,779,485
Telephone-Integrated	29,356,446	1,431,418	—	30,787,864
Other Industries	793,426,290	—	—	793,426,290
Exchange-Traded Funds	13,689,994	—	—	13,689,994
Rights	16,225	—	—	16,225
Short-Term Investment Securities	14,339,351	—	—	14,339,351
Repurchase Agreements	—	11,780,000	—	11,780,000
Total Investment at Value	$959,289,013	$19,459,523	$—	$978,748,536
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$1,720	$—	$—	$1,720

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	3.2%
E-Commerce/Services	2.9
Oil Companies-Exploration & Production	2.7
Medical-Drugs	2.6
Hotels/Motels	2.2
Electronic Components-Semiconductors	2.0
Commercial Services-Finance	1.9
Retail-Apparel/Shoe	1.9
Retail-Restaurants	1.9
Airlines	1.8
Applications Software	1.8
Real Estate Investment Trusts	1.8
Repurchase Agreements	1.7
Retail-Auto Parts	1.6
Enterprise Software/Service	1.6
Medical Instruments	1.4
Medical Products	1.3
Food-Retail	1.2
Medical-Generic Drugs	1.2
Chemicals-Specialty	1.2
Distribution/Wholesale	1.1
Apparel Manufacturers	1.1
Computer Software	1.1
Diversified Manufacturing Operations	1.0
Semiconductor Components-Integrated Circuits	1.0
Transport-Rail	1.0
Coatings/Paint	1.0
Building & Construction Products-Misc.	1.0
Internet Content-Entertainment	1.0
Commercial Services	1.0
Data Processing/Management	0.9
Electric Products-Misc.	0.9
Beverages-Non-alcoholic	0.9
Machinery-General Industrial	0.9
Industrial Audio & Video Products	0.9
Medical Information Systems	0.8
Retail-Discount	0.8
Computer Services	0.8
Finance-Investment Banker/Broker	0.8
Building Products-Cement	0.8
Investment Management/Advisor Services	0.8
Real Estate Management/Services	0.7
Transport-Truck	0.7
Consulting Services	0.7
Auto-Cars/Light Trucks	0.7
Advertising Agencies	0.7
Industrial Automated/Robotic	0.7
Power Converter/Supply Equipment	0.7
Networking Products	0.7
Physicians Practice Management	0.7
Exchange-Traded Funds	0.6
Engineering/R&D Services	0.6
Auto/Truck Parts & Equipment-Original	0.6
Consumer Products-Misc.	0.6
Web Hosting/Design	0.6
Electronic Components-Misc.	0.6
Retail-Automobile	0.6
Satellite Telecom	0.6
Instruments-Controls	0.6
Machinery-Pumps	0.5
Lighting Products & Systems	0.5%
Medical-Wholesale Drug Distribution	0.5
Building-Heavy Construction	0.5
Audio/Video Products	0.5
Internet Content-Information/News	0.5
Finance-Other Services	0.5
Filtration/Separation Products	0.5
Transactional Software	0.5
Internet Infrastructure Software	0.5
Energy-Alternate Sources	0.5
Banks-Fiduciary	0.5
E-Services/Consulting	0.5
E-Commerce/Products	0.5
Patient Monitoring Equipment	0.5
Food-Misc./Diversified	0.4
Medical-HMO	0.4
Electronic Measurement Instruments	0.4
Beverages-Wine/Spirits	0.4
Aerospace/Defense	0.4
Multimedia	0.4
Containers-Metal/Glass	0.4
Chemicals-Diversified	0.4
Vitamins & Nutrition Products	0.4
Heart Monitors	0.4
Appliances	0.4
Semiconductor Equipment	0.4
Cable/Satellite TV	0.4
Financial Guarantee Insurance	0.4
Casino Hotels	0.4
Human Resources	0.4
Transport-Services	0.4
Electronic Connectors	0.3
Oil Refining & Marketing	0.3
Finance-Mortgage Loan/Banker	0.3
Retail-Gardening Products	0.3
Food-Confectionery	0.3
Retail-Jewelry	0.3
Diversified Financial Services	0.3
Insurance Brokers	0.3
Internet Security	0.3
Broadcast Services/Program	0.3
Auto-Heavy Duty Trucks	0.3
Rental Auto/Equipment	0.3
Computers-Memory Devices	0.3
Banks-Commercial	0.3
Oil Field Machinery & Equipment	0.3
Oil-Field Services	0.3
Computer Aided Design	0.3
Hazardous Waste Disposal	0.2
Industrial Gases	0.2
Auction Houses/Art Dealers	0.2
Diagnostic Kits	0.2
Soap & Cleaning Preparation	0.2
Recreational Vehicles	0.2
Retail-Drug Store	0.2
Tobacco	0.2
Dental Supplies & Equipment	0.2
Drug Delivery Systems	0.2
Coffee	0.2
Electronic Security Devices	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Retail-Misc./Diversified	0.2%
Pharmacy Services	0.2
Entertainment Software	0.2
Retail-Regional Department Stores	0.2
Therapeutics	0.2
Motorcycle/Motor Scooter	0.2
Instruments-Scientific	0.2
Retail-Mail Order	0.2
Publishing-Periodicals	0.2
Medical-Hospitals	0.2
Retail-Perfume & Cosmetics	0.2
Building-Residential/Commercial	0.2
Containers-Paper/Plastic	0.2
Registered Investment Companies	0.2
Dialysis Centers	0.2
Food-Baking	0.2
Home Decoration Products	0.2
Electronic Design Automation	0.2
Cruise Lines	0.2
Tools-Hand Held	0.2
Insurance-Property/Casualty	0.2
Web Portals/ISP	0.1
Computers-Integrated Systems	0.1
Toys	0.1
Telecom Services	0.1
Internet Application Software	0.1
Disposable Medical Products	0.1
Retail-Major Department Stores	0.1
Decision Support Software	0.1
Diversified Operations	0.1
Retail-Arts & Crafts	0.1
Metal Processors & Fabrication	0.1
Non-Hazardous Waste Disposal	0.1
Quarrying	0.1
Respiratory Products	0.1
Radio	0.1
Gas-Distribution	0.1
Wireless Equipment	0.1
Computers-Other	0.1
Retail-Sporting Goods	0.1
Building Products-Wood	0.1
Aerospace/Defense-Equipment	0.1
Telecommunication Equipment	0.1
Footwear & Related Apparel	0.1
Cellular Telecom	0.1
Retail-Home Furnishings	0.1
Steel Pipe & Tube	0.1
Agricultural Chemicals	0.1
Food-Meat Products	0.1
Finance-Consumer Loans	0.1
Food-Dairy Products	0.1
Oil & Gas Drilling	0.1
Rubber-Tires	0.1
Internet Incubators	0.1
Garden Products	0.1
Electronic Forms	0.1
Home Furnishings	0.1
Retirement/Aged Care	0.1
Silver Mining	0.1
Platinum	0.1
Retail-Bedding	0.1%
Medical Labs & Testing Services	0.1
Shipbuilding	0.1
Theaters	0.1
Electric-Transmission	0.1
Machinery-Construction & Mining	0.1
Pipelines	0.1
Transport-Marine	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Hexcel Corp.	2,018	$103,766
Advertising Agencies — 0.7%
Alliance Data Systems Corp.†	1,910	565,838
Interpublic Group of Cos., Inc.	18,950	419,174
Omnicom Group, Inc.	7,038	548,823
		1,533,835
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	401	4,058
Aerospace/Defense — 0.4%
Rockwell Collins, Inc.	2,467	238,189
Spirit AeroSystems Holdings, Inc., Class A†	2,315	120,866
TransDigm Group, Inc.	2,792	610,666
		969,721
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.	2,172	138,183
KLX, Inc.†	1,086	41,854
Triumph Group, Inc.	251	14,990
		195,027
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	600	170,208
Airlines — 1.8%
Alaska Air Group, Inc.	7,294	482,717
Copa Holdings SA, Class A	3,438	347,135
Southwest Airlines Co.	25,017	1,108,253
Spirit Airlines, Inc.†	15,030	1,162,721
United Continental Holdings, Inc.†	14,212	955,757
		4,056,583
Apparel Manufacturers — 1.1%
Carter's, Inc.	1,106	102,272
Hanesbrands, Inc.	31,419	1,052,851
Michael Kors Holdings, Ltd.†	4,216	277,202
Ralph Lauren Corp.	916	120,454
Under Armour, Inc., Class A†	3,572	288,439
VF Corp.	7,124	536,508
		2,377,726
Appliances — 0.4%
Whirlpool Corp.	4,333	875,526
Applications Software — 1.8%
Check Point Software Technologies, Ltd.†	1,600	131,152
Citrix Systems, Inc.†	3,061	195,506
Dealertrack Technologies, Inc.†	2,600	100,152
Intuit, Inc.	9,928	962,619
NetSuite, Inc.†	3,556	329,855
New Relic, Inc.†	1,400	48,580
New Relic, Inc.†(3)(4)	2,996	103,961
PTC, Inc.†	2,448	88,544
Red Hat, Inc.†	11,708	886,881
ServiceNow, Inc.†	12,057	949,850
Security Description	Shares	Value (Note 2)
Applications Software (continued)
Tableau Software, Inc., Class A†	2,686	$248,509
		4,045,609
Athletic Equipment — 0.0%
Jarden Corp.†	1,222	64,644
Auction Houses/Art Dealers — 0.2%
KAR Auction Services, Inc.	6,259	237,404
Ritchie Bros. Auctioneers, Inc.	6,700	167,098
Sotheby's	3,000	126,780
		531,282
Audio/Video Products — 0.5%
Harman International Industries, Inc.	8,516	1,137,993
Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	8,141	1,536,777
Auto-Heavy Duty Trucks — 0.3%
Navistar International Corp.†	180	5,310
PACCAR, Inc.	9,860	622,560
		627,870
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	2,787	89,017
BorgWarner, Inc.	10,120	612,057
Delphi Automotive PLC	2,500	199,350
Lear Corp.	1,343	148,831
WABCO Holdings, Inc.†	2,968	364,708
		1,413,963
Auto/Truck Parts & Equipment-Replacement — 0.0%
Remy International, Inc.	357	7,929
Banks-Commercial — 0.3%
BankUnited, Inc.	6,700	219,358
Signature Bank†	959	124,267
SVB Financial Group†	1,989	252,683
		596,308
Banks-Fiduciary — 0.5%
Northern Trust Corp.	14,914	1,038,760
Beverages-Non-alcoholic — 0.9%
Coca-Cola Enterprises, Inc.	4,850	214,370
Dr Pepper Snapple Group, Inc.	5,954	467,270
Monster Beverage Corp.†	9,967	1,379,383
		2,061,023
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	6,800	614,380
Constellation Brands, Inc., Class A†	3,085	358,508
		972,888
Broadcast Services/Program — 0.3%
Discovery Communications, Inc., Class A†	4,738	145,741
Discovery Communications, Inc., Class C†	9,538	281,133
Scripps Networks Interactive, Inc., Class A	2,180	149,461
Starz, Class A†	1,694	58,290
		634,625

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 1.0%
Armstrong World Industries, Inc.†	3,033	$174,307
Fortune Brands Home & Security, Inc.	23,682	1,124,421
Owens Corning	18,900	820,260
USG Corp.†	1,921	51,291
		2,170,279
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	916	102,308
Building Products-Cement — 0.8%
Eagle Materials, Inc.	2,733	228,370
Martin Marietta Materials, Inc.	7,854	1,097,989
Vulcan Materials Co.	4,300	362,490
		1,688,849
Building Products-Wood — 0.1%
Masco Corp.	7,363	196,592
Building-Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	2,034	100,195
SBA Communications Corp., Class A†	8,959	1,049,099
		1,149,294
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,965	48,594
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	947	59,860
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	545	15,521
Lennar Corp., Class A	223	11,554
NVR, Inc.†	86	114,265
Toll Brothers, Inc.†	5,900	232,106
		373,446
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	4,037	73,877
Charter Communications, Inc., Class A†	2,838	548,046
DISH Network Corp., Class A†	3,228	226,154
		848,077
Casino Hotels — 0.4%
MGM Resorts International†	13,352	280,793
Wynn Resorts, Ltd.	4,171	525,045
		805,838
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	289	10,655
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	5,800	183,802
Chemicals-Diversified — 0.4%
Celanese Corp., Series A	7,175	400,795
FMC Corp.	5,450	312,013
Huntsman Corp.	2,923	64,803
Sociedad Quimica y Minera de Chile SA ADR	4,700	85,775
Westlake Chemical Corp.	723	52,013
		915,399
Security Description	Shares	Value (Note 2)
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	101	$1,505
Chemicals-Specialty — 1.2%
Albemarle Corp.	712	37,622
Ashland, Inc.	1,800	229,158
Cabot Corp.	84	3,780
Cytec Industries, Inc.	175	9,457
Eastman Chemical Co.	2,821	195,382
International Flavors & Fragrances, Inc.	1,677	196,880
NewMarket Corp.	683	326,337
Platform Specialty Products Corp.†(3)(4)	15,033	385,747
Platform Specialty Products Corp.†	37,313	957,451
Sigma-Aldrich Corp.	1,127	155,808
W.R. Grace & Co.†	1,357	134,167
		2,631,789
Coatings/Paint — 1.0%
Axalta Coating Systems, Ltd.†	685	18,920
RPM International, Inc.	8,049	386,272
Sherwin-Williams Co.	4,477	1,273,706
Valspar Corp.	6,145	516,364
		2,195,262
Coffee — 0.2%
Keurig Green Mountain, Inc.	4,319	482,562
Commercial Services — 1.0%
Aramark	805	25,462
Cintas Corp.	1,661	135,587
CoStar Group, Inc.†	8,944	1,769,392
Live Nation Entertainment, Inc.†	1,514	38,198
Quanta Services, Inc.†	4,766	135,974
ServiceMaster Global Holdings Inc†	552	18,630
		2,123,243
Commercial Services-Finance — 1.9%
Equifax, Inc.	5,246	487,878
FleetCor Technologies, Inc.†	1,710	258,073
Global Payments, Inc.	4,319	395,966
H&R Block, Inc.	5,662	181,580
McGraw Hill Financial, Inc.	9,488	981,059
Moody's Corp.	7,203	747,672
Morningstar, Inc.	398	29,814
Sabre Corp.	930	22,599
SEI Investments Co.	2,570	113,311
Total System Services, Inc.	2,674	102,013
Vantiv, Inc., Class A†	13,472	507,895
Western Union Co.	11,096	230,908
WEX, Inc.†	1,600	171,776
		4,230,544
Communications Software — 0.0%
SolarWinds, Inc.†	1,356	69,481
Computer Aided Design — 0.3%
ANSYS, Inc.†	2,340	206,364
Autodesk, Inc.†	6,006	352,192
		558,556

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computer Graphics — 0.0%
Atlassian Class A FDR†(2)(3)(4)	745	$14,155
Atlassian Series 1†(2)(3)(4)	775	14,725
Atlassian Series 2†(2)(3)(4)	2,075	39,425
		68,305
Computer Services — 0.8%
Computer Sciences Corp.	180	11,751
DST Systems, Inc.	506	56,019
EPAM Systems, Inc.†	2,500	153,225
Genpact, Ltd.†	4,661	108,368
IHS, Inc., Class A†	11,504	1,308,695
Teradata Corp.†	2,569	113,396
		1,751,454
Computer Software — 1.0%
Akamai Technologies, Inc.†	26,011	1,847,952
Rackspace Hosting, Inc.†	5,521	284,828
		2,132,780
Computers-Integrated Systems — 0.1%
Diebold, Inc.	1,332	47,233
Jack Henry & Associates, Inc.	1,744	121,888
NCR Corp.†	331	9,768
Riverbed Technology, Inc.†	3,315	69,316
VeriFone Systems, Inc.†	2,300	80,247
		328,452
Computers-Memory Devices — 0.2%
NetApp, Inc.	2,316	82,126
SanDisk Corp.	6,381	405,959
		488,085
Computers-Other — 0.1%
3D Systems Corp.†	2,268	62,189
Stratasys, Ltd.†	2,577	136,014
		198,203
Consulting Services — 0.7%
Booz Allen Hamilton Holding Corp.	1,432	41,442
Corporate Executive Board Co.	1,500	119,790
Gartner, Inc.†	6,561	550,140
Towers Watson & Co., Class A	1,200	158,622
Verisk Analytics, Inc., Class A†	10,536	752,270
		1,622,264
Consumer Products-Misc. — 0.6%
Clorox Co.	3,801	419,592
Samsonite International SA(1)	263,490	915,036
Spectrum Brands Holdings, Inc.	437	39,138
		1,373,766
Containers-Metal/Glass — 0.4%
Ball Corp.	9,478	669,526
Crown Holdings, Inc.†	2,860	154,497
Owens-Illinois, Inc.†	2,048	47,759
Silgan Holdings, Inc.	899	52,259
		924,041
Security Description	Shares	Value (Note 2)
Containers-Paper/Plastic — 0.2%
Packaging Corp. of America	2,029	$158,648
Sealed Air Corp.	4,456	203,015
		361,663
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	3,660	29,244
Coty, Inc., Class A	1,142	27,716
		56,960
Cruise Lines — 0.2%
Norwegian Cruise Line Holdings, Ltd.†	2,733	147,609
Royal Caribbean Cruises, Ltd.	2,400	196,440
		344,049
Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	2,490	136,975
Dun & Bradstreet Corp.	271	34,785
Fidelity National Information Services, Inc.	8,634	587,630
Fiserv, Inc.†	11,145	884,913
Paychex, Inc.	8,938	443,459
		2,087,762
Decision Support Software — 0.1%
MSCI, Inc.	3,967	243,217
Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	5,384	289,579
DENTSPLY International, Inc.	3,709	188,751
Patterson Cos., Inc.	156	7,611
		485,941
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	3,378	521,833
Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc.†	4,372	355,356
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,573	263,242
Distribution/Wholesale — 1.1%
Fastenal Co.	10,629	440,413
Fossil Group, Inc.†	2,503	206,372
Genuine Parts Co.	2,968	276,588
HD Supply Holdings, Inc.†	26,272	818,504
LKQ Corp.†	6,232	159,290
WW Grainger, Inc.	2,702	637,159
		2,538,326
Diversified Financial Services — 0.3%
Julius Baer Group, Ltd.(1)	14,218	712,918
Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	703	46,159
Colfax Corp.†	6,368	303,945
Crane Co.	364	22,717
Dover Corp.	2,537	175,357
Ingersoll-Rand PLC	472	32,134
ITT Corp.	425	16,962
Parker-Hannifin Corp.	1,638	194,562
Pentair PLC	274	17,232

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Textron, Inc.	31,537	$1,398,035
Trinity Industries, Inc.	2,449	86,964
		2,294,067
Diversified Operations — 0.1%
Leucadia National Corp.	1,246	27,773
Liberty TripAdvisor Holdings, Inc. Class A†	1,519	48,289
Restaurant Brands International, Inc.	4,148	159,325
		235,387
Drug Delivery Systems — 0.2%
Catalent, Inc.†	15,500	482,825
E-Commerce/Products — 0.3%
MercadoLibre, Inc.	1,400	171,528
The Honest Company, Inc.†(2)(3)(4)	1,850	49,192
Vipshop Holdings, Ltd. ADR†	11,700	344,448
zulily, Inc., Class A†	4,972	64,586
		629,754
E-Commerce/Services — 2.5%
Coupons.com, Inc.†	5,809	68,198
Ctrip.com International, Ltd. ADR†	3,000	175,860
Expedia, Inc.	2,087	196,449
Groupon, Inc.†	9,936	71,638
IAC/InterActiveCorp	632	42,641
Liberty Interactive Corp., Class A†	12,067	352,236
Liberty Ventures, Series A†	3,777	158,672
Netflix, Inc.†	6,722	2,800,990
TripAdvisor, Inc.†	4,199	349,231
Wayfair, Inc., Class A†	5,330	171,200
Zillow Group, Inc.†	12,112	1,214,833
		5,601,948
E-Services/Consulting — 0.5%
CDW Corp.	27,690	1,031,176
Electric Products-Misc. — 0.9%
AMETEK, Inc.	19,822	1,041,448
Mobileye NV†	24,414	1,026,120
		2,067,568
Electric-Transmission — 0.1%
ITC Holdings Corp.	3,073	115,022
Electronic Components-Misc. — 0.6%
Gentex Corp.	11,346	207,632
TE Connectivity, Ltd.	15,686	1,123,431
		1,331,063
Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	12,755	34,183
Altera Corp.	16,518	708,787
ARM Holdings PLC ADR	8,200	404,260
Avago Technologies, Ltd.	5,159	655,090
Cree, Inc.†	1,261	44,753
Freescale Semiconductor, Ltd.†	2,002	81,602
IPG Photonics Corp.†	3,084	285,887
Microchip Technology, Inc.	7,486	366,065
Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp.	1,887	$39,485
ON Semiconductor Corp.†	4,671	56,566
Skyworks Solutions, Inc.	8,214	807,354
Sumco Corp.(1)	33,400	561,713
Xilinx, Inc.	11,039	466,950
		4,512,695
Electronic Connectors — 0.3%
Amphenol Corp., Class A	13,089	771,335
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	18,769	346,100
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	9,389	390,113
FLIR Systems, Inc.	2,046	63,999
Keysight Technologies, Inc.†	3,493	129,765
National Instruments Corp.	2,052	65,746
Trimble Navigation, Ltd.†	13,186	332,287
		981,910
Electronic Parts Distribution — 0.0%
Avnet, Inc.	578	25,721
Electronic Security Devices — 0.2%
Allegion PLC	1,992	121,851
Tyco International PLC	7,685	330,916
		452,767
Energy-Alternate Sources — 0.5%
First Solar, Inc.†	6,900	412,551
SolarCity Corp.†	876	44,921
SunEdison, Inc.†	24,660	591,840
		1,049,312
Engineering/R&D Services — 0.6%
AECOM Technology Corp.†	37,990	1,170,852
Fluor Corp.	1,862	106,432
Jacobs Engineering Group, Inc.†	3,200	144,512
		1,421,796
Enterprise Software/Service — 1.6%
Guidewire Software, Inc.†	3,700	194,657
Informatica Corp.†	2,039	89,420
Inovalon Holdings, Inc., Class A†	800	24,168
Tyler Technologies, Inc.†	5,224	629,649
Veeva Systems, Inc., Class A†	40,264	1,027,940
Workday, Inc., Class A†	17,489	1,476,247
		3,442,081
Entertainment Software — 0.2%
Activision Blizzard, Inc.	6,752	153,439
Electronic Arts, Inc.†	4,975	292,605
		446,044
Filtration/Separation Products — 0.5%
CLARCOR, Inc.	1,800	118,908
Donaldson Co., Inc.	9,995	376,911
Pall Corp.	6,166	619,005
		1,114,824

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	4,996	$104,816
Finance-Consumer Loans — 0.1%
LendingClub Corp.†	3,000	58,950
Ocwen Financial Corp.†	2,043	16,855
Santander Consumer USA Holdings, Inc.	121	2,800
SLM Corp.	2,968	27,543
Synchrony Financial†	1,916	58,150
		164,298
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	13,900	396,914
GF Securities Co., Ltd.†	15,200	36,958
Lazard, Ltd., Class A	9,150	481,198
LPL Financial Holdings, Inc.	7,103	311,538
TD Ameritrade Holding Corp.	14,056	523,727
		1,750,335
Finance-Leasing Companies — 0.0%
Air Lease Corp.	134	5,057
Finance-Mortgage Loan/Banker — 0.3%
CoreLogic, Inc.†	9,900	349,173
FNF Group	9,900	363,924
FNFV Group†	1,999	28,186
Nationstar Mtg. Holdings, Inc.†	400	9,908
		751,191
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	8,173	469,171
Intercontinental Exchange, Inc.	2,807	654,789
		1,123,960
Financial Guarantee Insurance — 0.4%
Assured Guaranty, Ltd.	31,790	838,938
Food-Baking — 0.2%
Flowers Foods, Inc.	15,498	352,425
Food-Confectionery — 0.3%
Hershey Co.	5,685	573,673
J.M. Smucker Co.	1,400	162,022
		735,695
Food-Dairy Products — 0.1%
WhiteWave Foods Co., Class A†	3,590	159,181
Food-Meat Products — 0.1%
Hormel Foods Corp.	2,761	156,963
Tyson Foods, Inc., Class A	336	12,869
		169,832
Food-Misc./Diversified — 0.4%
Campbell Soup Co.	2,385	111,022
Hain Celestial Group, Inc.†	4,493	287,777
Ingredion, Inc.	228	17,743
McCormick & Co., Inc.	7,493	577,785
		994,327
Food-Retail — 1.2%
Fresh Market, Inc.†	3,400	138,176
Kroger Co.	10,492	804,317
Security Description	Shares	Value (Note 2)
Food-Retail (continued)
Sprouts Farmers Market, Inc.†	9,316	$328,202
Whole Foods Market, Inc.	28,626	1,490,842
		2,761,537
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	712	51,883
Wolverine World Wide, Inc.	4,100	137,145
		189,028
Funeral Services & Related Items — 0.0%
Service Corp. International	3,428	89,299
Garden Products — 0.1%
Scotts Miracle-Gro Co., Class A	923	61,998
Toro Co.	1,163	81,549
		143,547
Gas-Distribution — 0.1%
NiSource, Inc.	4,600	203,136
Gold Mining — 0.0%
Eldorado Gold Corp.	20,300	93,177
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	3,321	188,566
Stericycle, Inc.†	2,549	357,956
		546,522
Heart Monitors — 0.4%
HeartWare International, Inc.†	10,030	880,333
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	8,987	351,122
Home Furnishings — 0.1%
Leggett & Platt, Inc.	1,412	65,079
Tempur Sealy International, Inc.†	1,254	72,406
		137,485
Hotels/Motels — 2.2%
Choice Hotels International, Inc.	4,247	272,105
Diamond Resorts International, Inc.†	40,301	1,347,262
Extended Stay America, Inc.	4,900	95,697
Hilton Worldwide Holdings, Inc.†	28,079	831,700
Hyatt Hotels Corp., Class A†	45	2,665
Marriott International, Inc., Class A	8,331	669,146
Starwood Hotels & Resorts Worldwide, Inc.	6,350	530,225
Wyndham Worldwide Corp.	11,378	1,029,368
		4,778,168
Housewares — 0.0%
Tupperware Brands Corp.	1,040	71,781
Human Resources — 0.4%
ManpowerGroup, Inc.	3,300	284,295
Robert Half International, Inc.	6,139	371,532
Team Health Holdings, Inc.†	2,300	134,573
		790,400
Independent Power Producers — 0.0%
Calpine Corp.†	1,139	26,049

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Audio & Video Products — 0.9%
GoPro, Inc., Class A†	23,832	$1,034,547
Imax Corp.†	29,108	981,231
		2,015,778
Industrial Automated/Robotic — 0.7%
Cognex Corp.†	19,110	947,665
Nordson Corp.	2,828	221,546
Rockwell Automation, Inc.	2,858	331,499
		1,500,710
Industrial Gases — 0.2%
Airgas, Inc.	5,033	534,052
Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	1,802	592,227
Sensata Technologies Holding NV†	11,500	660,675
		1,252,902
Instruments-Scientific — 0.2%
FEI Co.	2,400	183,216
PerkinElmer, Inc.	440	22,502
Waters Corp.†	1,750	217,560
		423,278
Insurance Brokers — 0.3%
Aon PLC	4,705	452,245
Arthur J. Gallagher & Co.	3,063	143,195
Brown & Brown, Inc.	142	4,702
Erie Indemnity Co., Class A	504	43,979
		644,121
Insurance-Multi-line — 0.0%
American Financial Group, Inc.	245	15,717
Insurance-Property/Casualty — 0.2%
HCC Insurance Holdings, Inc.	2,500	141,675
Progressive Corp.	6,900	187,680
		329,355
Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc.	395	36,810
Internet Application Software — 0.1%
Splunk, Inc.†	5,141	304,347
Internet Content-Entertainment — 1.0%
Pandora Media, Inc.†	10,440	169,232
Shutterstock, Inc.†	13,212	907,268
Twitter, Inc.†	21,110	1,057,189
		2,133,689
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	4,354	1,087,890
Yelp, Inc.†	1,047	49,576
		1,137,466
Internet Incubators — 0.1%
HomeAway, Inc.†	5,085	153,414
Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	9,303	1,069,287
Security Description	Shares	Value (Note 2)
Internet Security — 0.3%
FireEye, Inc.†	1,433	$56,245
VeriSign, Inc.†	8,774	587,595
		643,840
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	1,140	244,849
Ameriprise Financial, Inc.	1,370	179,251
Artisan Partners Asset Management, Inc., Class A	3,866	175,748
Eaton Vance Corp.	2,484	103,434
Federated Investors, Inc., Class B	1,424	48,259
Financial Engines, Inc.	3,600	150,588
Invesco, Ltd.	4,332	171,937
Legg Mason, Inc.	837	46,203
NorthStar Asset Management Group, Inc.	809	18,882
T. Rowe Price Group, Inc.	5,425	439,317
Waddell & Reed Financial, Inc., Class A	1,758	87,091
		1,665,559
Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	7,132	1,199,317
Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	564	36,880
Machinery-Construction & Mining — 0.1%
Terex Corp.	4,300	114,337
Machinery-General Industrial — 0.9%
IDEX Corp.	4,086	309,841
Manitowoc Co., Inc.	2,790	60,152
Middleby Corp.†	3,481	357,325
Roper Industries, Inc.	3,831	658,932
Wabtec Corp.	5,890	559,609
Zebra Technologies Corp., Class A†	1,040	94,344
		2,040,203
Machinery-Pumps — 0.5%
Flowserve Corp.	9,035	510,387
Graco, Inc.	5,250	378,840
Xylem, Inc.	9,051	316,966
		1,206,193
Medical Information Systems — 0.8%
Allscripts Healthcare Solutions, Inc.†	1,381	16,517
athenahealth, Inc.†	1,678	200,336
Cerner Corp.†	19,788	1,449,669
IMS Health Holdings, Inc.†	1,542	41,742
Medidata Solutions, Inc.†	2,700	132,408
		1,840,672
Medical Instruments — 1.4%
Bio-Techne Corp.	370	37,107
Boston Scientific Corp.†	2,595	46,061
Bruker Corp.†	8,773	162,037
DexCom, Inc.†	23,545	1,467,795
Edwards Lifesciences Corp.†	2,177	310,136
Intuitive Surgical, Inc.†	1,533	774,211
St. Jude Medical, Inc.	3,779	247,147
Thoratec Corp.†	3,700	154,993
		3,199,487

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	979	$123,442
Medical Products — 1.3%
Becton Dickinson and Co.	8,113	1,164,946
Cooper Cos., Inc.	730	136,816
Henry Schein, Inc.†	3,760	524,971
Hill-Rom Holdings, Inc.	76	3,724
Sirona Dental Systems, Inc.†	3,731	335,753
Teleflex, Inc.	2,300	277,909
Varian Medical Systems, Inc.†	2,145	201,823
West Pharmaceutical Services, Inc.	2,400	144,504
Zimmer Holdings, Inc.	257	30,203
		2,820,649
Medical-Biomedical/Gene — 3.2%
Alnylam Pharmaceuticals, Inc.†	5,673	592,375
BioMarin Pharmaceutical, Inc.†	6,140	765,167
Bluebird Bio, Inc.†	800	96,616
Charles River Laboratories International, Inc.†	470	37,266
Illumina, Inc.†	2,880	534,643
Incyte Corp.†	12,894	1,181,864
Intercept Pharmaceuticals, Inc.†	975	274,970
Isis Pharmaceuticals, Inc.†	5,710	363,556
Medivation, Inc.†	1,578	203,672
Myriad Genetics, Inc.†	4,053	143,476
Puma Biotechnology, Inc.†	1,000	236,110
Regeneron Pharmaceuticals, Inc.†	1,830	826,208
Seattle Genetics, Inc.†	5,485	193,895
Synageva BioPharma Corp.†	1,500	146,295
United Therapeutics Corp.†	1,988	342,801
Vertex Pharmaceuticals, Inc.†	9,535	1,124,844
		7,063,758
Medical-Drugs — 2.6%
ACADIA Pharmaceuticals, Inc.†	6,800	221,612
Akorn, Inc.†	3,600	171,036
Alkermes PLC†	8,752	533,609
Clovis Oncology, Inc.†	1,000	74,230
Eisai Co., Ltd.(1)	8,400	597,340
Endo International PLC†	8,294	743,972
Ironwood Pharmaceuticals, Inc.†	3,400	54,400
Jazz Pharmaceuticals PLC†	2,525	436,295
Mallinckrodt PLC†	1,688	213,785
Ono Pharmaceutical Co., Ltd.(1)	10,680	1,208,572
Pacira Pharmaceuticals, Inc.†	1,400	124,390
Quintiles Transnational Holdings, Inc.†	3,048	204,125
Receptos, Inc.†	600	98,934
Salix Pharmaceuticals, Ltd.†	1,308	226,036
Zoetis, Inc.	20,947	969,637
		5,877,973
Medical-Generic Drugs — 1.2%
Actavis PLC†	4,100	1,220,242
Mylan NV†	24,041	1,426,833
Perrigo Co. PLC	654	108,270
		2,755,345
Security Description	Shares	Value (Note 2)
Medical-HMO — 0.4%
Centene Corp.†	2,380	$168,242
Cigna Corp.	2,030	262,763
Humana, Inc.	1,900	338,238
WellCare Health Plans, Inc.†	2,400	219,504
		988,747
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	639	48,072
Tenet Healthcare Corp.†	2,015	99,763
Universal Health Services, Inc., Class B	2,103	247,544
		395,379
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	667	25,066
Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	9,853	1,119,990
Cardinal Health, Inc.	567	51,183
VWR Corp.†	323	8,395
		1,179,568
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	8,500	226,865
Timken Co.	107	4,509
		231,374
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	305	19,374
Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.	1,660	56,307
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	7,008	425,666
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,214	73,095
Multimedia — 0.4%
FactSet Research Systems, Inc.	4,870	775,304
Markit Ltd†	6,000	161,400
		936,704
Networking Products — 0.7%
Arista Networks, Inc.†	12,263	864,909
Fortinet, Inc.†	7,429	259,644
Palo Alto Networks, Inc.†	2,519	367,975
		1,492,528
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	908	20,367
Waste Connections, Inc.	4,152	199,877
		220,244
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,911	44,565
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	680	35,979
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.	287	8,068
Helmerich & Payne, Inc.	1,350	91,895
Nabors Industries, Ltd.	606	8,272

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Patterson-UTI Energy, Inc.	1,523	$28,594
Seadrill, Ltd.	2,164	20,233
		157,062
Oil Companies-Exploration & Production — 2.7%
Antero Resources Corp.†	3,394	119,876
Cabot Oil & Gas Corp.	13,819	408,075
Chesapeake Energy Corp.	2,500	35,400
Cimarex Energy Co.	2,415	277,942
Cobalt International Energy, Inc.†	6,584	61,955
Concho Resources, Inc.†	4,926	571,022
Continental Resources, Inc.†	4,074	177,912
Diamondback Energy, Inc.†	9,367	719,760
Energen Corp.	6,586	434,676
EQT Corp.	8,439	699,340
Gulfport Energy Corp.†	1,425	65,422
Kosmos Energy, Ltd.†	2,180	17,244
Laredo Petroleum, Inc.†	1,408	18,360
Memorial Resource Development Corp.†	466	8,267
Noble Energy, Inc.	5,312	259,757
Oasis Petroleum, Inc.†	2,087	29,677
Pioneer Natural Resources Co.	4,992	816,242
QEP Resources, Inc.	470	9,800
Range Resources Corp.	11,684	608,035
Rice Energy, Inc.†	5,065	110,214
Seventy Seven Energy, Inc.†	176	730
SM Energy Co.	3,483	180,001
Southwestern Energy Co.†	7,931	183,920
Ultra Petroleum Corp.†	944	14,755
Unit Corp.†	65	1,819
Whiting Petroleum Corp.†	1,222	37,760
WPX Energy, Inc.†	6,700	73,231
		5,941,192
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	4,949	223,299
Dresser-Rand Group, Inc.†	1,577	126,712
Dril-Quip, Inc.†	840	57,448
FMC Technologies, Inc.†	4,856	179,720
		587,179
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	4,912	380,189
CVR Energy, Inc.	131	5,575
HollyFrontier Corp.	749	30,162
Murphy USA, Inc.†	446	32,277
PBF Energy, Inc., Class A	445	15,095
Tesoro Corp.	3,346	305,456
		768,754
Oil-Field Services — 0.3%
Core Laboratories NV	800	83,592
Frank's International NV	5,590	104,533
MRC Global, Inc.†	952	11,281
NOW, Inc.†	186	4,025
Oceaneering International, Inc.	4,946	266,738
RPC, Inc.	1,269	16,256
Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Superior Energy Services, Inc.	219	$4,892
Targa Resources Corp.	776	74,333
		565,650
Paper & Related Products — 0.0%
International Paper Co.	1,385	76,854
Veritiv Corp.†	23	1,015
		77,869
Patient Monitoring Equipment — 0.5%
Insulet Corp.†	30,290	1,010,172
Pharmacy Services — 0.2%
Catamaran Corp.†	7,494	446,193
Physicians Practice Management — 0.7%
Envision Healthcare Holdings, Inc.†	28,661	1,099,149
MEDNAX, Inc.†	5,154	373,717
		1,472,866
Pipelines — 0.1%
ONEOK, Inc.	2,274	109,698
Platinum — 0.1%
Stillwater Mining Co.†	10,000	129,200
Poultry — 0.0%
Pilgrim's Pride Corp.	170	3,840
Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	24,193	1,177,957
Hubbell, Inc., Class B	2,894	317,240
SunPower Corp.†	83	2,599
		1,497,796
Precious Metals — 0.0%
Tahoe Resources, Inc.	271	2,970
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	406	7,791
Publishing-Periodicals — 0.2%
Nielsen NV	8,946	398,723
Quarrying — 0.1%
Compass Minerals International, Inc.	2,290	213,451
Radio — 0.1%
Sirius XM Holdings, Inc.†	53,548	204,553
Real Estate Investment Trusts — 1.8%
Apartment Investment & Management Co., Class A	1,795	70,651
Boston Properties, Inc.	378	53,101
Columbia Property Trust, Inc.	384	10,376
Crown Castle International Corp.	15,091	1,245,611
Equity LifeStyle Properties, Inc.	1,244	68,358
Extra Space Storage, Inc.	2,393	161,695
Federal Realty Investment Trust	2,020	297,364
Health Care REIT, Inc.	3,542	274,009
Healthcare Trust of America, Inc.	293	8,163
Iron Mountain, Inc.	3,367	122,828
Lamar Advertising Co. Class A	1,639	97,144
NorthStar Realty Finance Corp.	1,072	19,425
Omega Healthcare Investors, Inc.	916	37,162
Outfront Media, Inc.	156	4,667
Paramount Group, Inc.	47,703	920,668

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Plum Creek Timber Co., Inc.	1,760	$76,472
Rayonier, Inc.	309	8,331
Tanger Factory Outlet Centers, Inc.	1,171	41,184
Taubman Centers, Inc.	1,220	94,099
Urban Edge Properties	433	10,262
Ventas, Inc.	2,874	209,859
Vornado Realty Trust	867	97,104
Weyerhaeuser Co.	1,152	38,189
WP GLIMCHER, Inc.	408	6,785
		3,973,507
Real Estate Management/Services — 0.7%
CBRE Group, Inc., Class A†	32,783	1,269,030
Jones Lang LaSalle, Inc.	1,844	314,218
Realogy Holdings Corp.†	1,305	59,351
WeWork Companies, Inc., Class A†(2)(3)(4)	722	12,022
		1,654,621
Real Estate Operations & Development — 0.0%
Howard Hughes Corp.†	387	59,993
Recreational Vehicles — 0.2%
Polaris Industries, Inc.	3,559	502,175
Rental Auto/Equipment — 0.3%
Aaron's, Inc.	239	6,766
Avis Budget Group, Inc.†	2,176	128,417
Hertz Global Holdings, Inc.†	13,544	293,634
United Rentals, Inc.†	2,008	183,049
		611,866
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	1,404	27,069
Six Flags Entertainment Corp.	1,503	72,760
		99,829
Respiratory Products — 0.1%
ResMed, Inc.	2,897	207,947
Retail-Apparel/Shoe — 1.9%
Abercrombie & Fitch Co., Class A	214	4,717
Burlington Stores, Inc.†	2,500	148,550
Chico's FAS, Inc.	1,390	24,589
Coach, Inc.	9,461	391,969
Foot Locker, Inc.	435	27,405
Gap, Inc.	5,164	223,756
Kate Spade & Co.†	36,552	1,220,471
L Brands, Inc.	6,290	593,084
Lululemon Athletica, Inc.†	3,000	192,060
PVH Corp.	1,487	158,455
Ross Stores, Inc.	10,586	1,115,341
Urban Outfitters, Inc.†	1,594	72,766
		4,173,163
Retail-Arts & Crafts — 0.1%
Michaels Cos., Inc.†	8,664	234,448
Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	8,936	1,337,630
AutoZone, Inc.†	1,671	1,139,890
O'Reilly Automotive, Inc.†	4,689	1,013,949
		3,491,469
Security Description	Shares	Value (Note 2)
Retail-Automobile — 0.6%
AutoNation, Inc.†	1,419	$91,284
CarMax, Inc.†	13,636	941,020
Copart, Inc.†	6,122	230,004
Penske Automotive Group, Inc.	388	19,978
		1,282,286
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,618	124,222
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	1,200	36,936
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	979	70,684
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	121	4,593
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,771	66,926
Retail-Discount — 0.8%
Big Lots, Inc.	355	17,051
Dollar General Corp.	10,558	795,862
Dollar Tree, Inc.†	9,869	800,820
Family Dollar Stores, Inc.	1,861	147,465
		1,761,198
Retail-Drug Store — 0.2%
Rite Aid Corp.†	57,779	502,100
Retail-Gardening Products — 0.3%
Tractor Supply Co.	8,658	736,449
Retail-Home Furnishings — 0.1%
Restoration Hardware Holdings, Inc.†	1,800	178,542
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	1,137	157,804
Tiffany & Co.	6,529	574,618
		732,422
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	5,143	409,949
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,862	229,876
Sears Holdings Corp.†	428	17,710
		247,586
Retail-Misc./Diversified — 0.2%
CST Brands, Inc.	1,331	58,338
Five Below, Inc.†	4,500	160,065
PriceSmart, Inc.	1,700	144,466
Sally Beauty Holdings, Inc.†	2,476	85,100
		447,969
Retail-Perfume & Cosmetics — 0.2%
Ulta Salon Cosmetics & Fragrance, Inc.†	2,528	381,349
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	327	18,796

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	335	$45,731
Kohl's Corp.	234	18,311
Macy's, Inc.	5,718	371,155
		435,197
Retail-Restaurants — 1.9%
Bloomin' Brands, Inc.	9,000	218,970
Brinker International, Inc.	5,039	310,201
Chipotle Mexican Grill, Inc.†	3,231	2,101,894
Domino's Pizza, Inc.	1,147	115,331
Dunkin' Brands Group, Inc.	1,996	94,930
Panera Bread Co., Class A†	6,975	1,115,965
Papa John's International, Inc.	3,400	210,154
		4,167,445
Retail-Sporting Goods — 0.1%
Cabela's, Inc.†	117	6,550
Dick's Sporting Goods, Inc.	3,344	190,574
		197,124
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,879	92,203
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	3,520	132,915
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	5,690	154,085
Satellite Telecom — 0.6%
DigitalGlobe, Inc.†	37,118	1,264,611
EchoStar Corp., Class A†	217	11,223
		1,275,834
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	2,956	186,228
Atmel Corp.	8,693	71,543
Linear Technology Corp.	10,384	485,971
Maxim Integrated Products, Inc.	5,358	186,512
NXP Semiconductor NV†	13,527	1,357,570
		2,287,824
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	16,796	378,918
KLA-Tencor Corp.	7,022	409,312
Lam Research Corp.	888	62,369
Teradyne, Inc.	440	8,294
		858,893
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	855	119,828
Silver Mining — 0.1%
Silver Wheaton Corp.	6,800	129,336
Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	6,097	520,806
Specified Purpose Acquisitions — 0.0%
Restaurant Brands International LP	20	743
Steel Pipe & Tube — 0.1%
TimkenSteel Corp.	51	1,350
Valmont Industries, Inc.	1,435	176,333
		177,683
Security Description	Shares	Value (Note 2)
Steel-Producers — 0.0%
Carpenter Technology Corp.	2,166	$84,214
Telecom Services — 0.1%
Level 3 Communications, Inc.†	5,704	307,103
Telecommunication Equipment — 0.1%
ARRIS Group, Inc.†	2,597	75,040
CommScope Holding Co., Inc.†	1,285	36,674
Harris Corp.	448	35,285
Juniper Networks, Inc.	1,823	41,163
Zayo Group Holdings, Inc.†	178	4,977
		193,139
Telephone-Integrated — 0.0%
Windstream Holdings, Inc.	11,650	86,210
Television — 0.0%
AMC Networks, Inc., Class A†	1,230	94,267
Theaters — 0.1%
Cinemark Holdings, Inc.	2,382	107,357
Regal Entertainment Group, Class A	427	9,752
		117,109
Therapeutics — 0.2%
Dyax Corp.†	2,000	33,510
Neurocrine Biosciences, Inc.†	1,800	71,478
Pharmacyclics, Inc.†	1,255	321,217
		426,205
Tobacco — 0.2%
Lorillard, Inc.	7,488	489,341
Tools-Hand Held — 0.2%
Snap-on, Inc.	2,066	303,826
Stanley Black & Decker, Inc.	358	34,139
		337,965
Toys — 0.1%
Hasbro, Inc.	2,013	127,302
Mattel, Inc.	8,336	190,478
		317,780
Transactional Software — 0.5%
Solera Holdings, Inc.	20,837	1,076,439
Transport-Equipment & Leasing — 0.0%
AMERCO	83	27,423
Transport-Marine — 0.1%
Kirby Corp.†	1,176	88,259
Teekay Corp.	429	19,978
		108,237
Transport-Rail — 1.0%
Genesee & Wyoming, Inc., Class A†	9,742	939,519
Kansas City Southern	12,480	1,273,958
		2,213,477
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	5,263	385,357
Expeditors International of Washington, Inc.	8,375	403,507
		788,864

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 0.7%
J.B. Hunt Transport Services, Inc.	5,498	$469,502
Landstar System, Inc.	15,887	1,053,308
Old Dominion Freight Line, Inc.†	1,298	100,335
		1,623,145
Vitamins & Nutrition Products — 0.4%
Herbalife, Ltd.†	1,572	67,219
Mead Johnson Nutrition Co.	8,271	831,483
		898,702
Web Hosting/Design — 0.6%
Equinix, Inc.	5,370	1,250,405
Web Portals/ISP — 0.0%
Dropbox, Inc., Class A†(2)(3)(4)	3,515	67,046
Dropbox, Inc., Class B†(2)(3)(4)	844	16,098
		83,144
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	3,023	201,543
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,605	53,005
Total Common Stocks (cost $160,620,057)		214,422,501
CONVERTIBLE PREFERRED SECURITIES — 1.0%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(2)(3)(4)	6,300	68,787
Computer Software — 0.1%
Zuora, Inc., Series F†(2)(3)(4)	35,671	135,525
Computers-Memory Devices — 0.1%
Pure Storage, Inc. Series F†(2)(3)(4)	7,349	117,657
E-Commerce/Products — 0.2%
Flipkart Online Services, Ltd. Series G†(2)(3)(4)	721	90,399
One Kings Lane, Inc. Series E†(2)(3)(4)	11,800	175,348
The Honest Company, Inc.†(2)(3)(4)	4,317	114,789
		380,536
E-Commerce/Services — 0.4%
Uber Technologies, Inc.†(2)(3)(4)	25,472	848,665
Electronic Forms — 0.1%
Docusign, Inc., Series B†(2)(3)(4)	358	6,906
Docusign, Inc., Series B-1†(2)(3)(4)	107	2,064
Docusign, Inc., Series D†(2)(3)(4)	257	4,958
Docusign, Inc., Series E†(2)(3)(4)	6,656	128,394
		142,322
Real Estate Management/Services — 0.0%
WeWork Companies, Inc. Series D-1†(2)(3)(4)	3,588	59,744
WeWork Companies, Inc. Series D-2†(2)(3)(4)	2,819	46,940
		106,684
Web Hosting/Design — 0.0%
AirBNB, Inc., Series D†(2)(3)(4)	2,091	95,269
Web Portals/ISP — 0.1%
Dropbox, Inc., Class A-1†(2)(3)(4)	5,146	98,155
Dropbox, Inc., Class C†(2)(3)(4)	3,310	63,135
Dropbox, Inc., Series A†(2)(3)(4)	1,047	19,971
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP (continued)
Pinterest, Inc., Series G†(2)(3)(4)	3,898	$139,921
		321,182
Total Convertible Preferred Securities (cost $1,647,996)		2,216,627
EXCHANGE-TRADED FUNDS — 0.6%
Exchange-Traded Funds — 0.6%
iShares Russell Midcap Growth Index Fund (cost $3,772,195)	14,980	1,466,991
PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Atlassian Class A FDR†(2)(3)(4)	1,588	30,172
Atlassian Series A†(2)(3)(4)	1,534	29,146
Total Preferred Securities (cost $49,952)		59,318
Total Long-Term Investment Securities (cost $166,090,200)		218,165,437
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund (cost $359,154)	359,154	359,154
REPURCHASE AGREEMENTS — 1.7%
Bank of America Securities LLC Joint Repurchase Agreement(5)	$570,000	570,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)	570,000	570,000
BNP Paribas SA Joint Repurchase Agreement(5)	570,000	570,000
Deutsche Bank AG Joint Repurchase Agreement(5)	685,000	685,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(5)	665,000	665,000
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	651,000	651,000
Total Repurchase Agreements (cost $3,711,000)		3,711,000
TOTAL INVESTMENTS (cost $170,160,354)(6)	99.9%	222,235,591
Other assets less liabilities	0.1	154,416
NET ASSETS	100.0%	$222,390,007

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $3,995,579 representing 1.8% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $2,978,316 representing 1.3% of net assets.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Mid Cap Growth Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Atlassian Class A FDR	04/09/2014	745	$11,920	$14,155	$19.00	0.00
Atlassian Series 1	04/09/2014	775	12,400	14,725	19.00	0.01
Atlassian Series 2	04/09/2014	2,075	33,200	39,425	19.00	0.02
Dropbox, Inc. Class A	11/07/2014	3,515	67,141	67,046	19.07	0.03
Dropbox, Inc. Class B	05/01/2012	844	7,637	16,098	19.07	0.01
New Relic, Inc.	04/16/2014	2,996	84,921	103,961	34.70	0.05
Platform Specialty Products Corp.	10/03/2014	15,033	384,694	385,747	25.66	0.17
The Honest Company, Inc.	08/20/2014	1,850	50,056	49,192	26.59	0.02
WeWork Companies, Inc. Class A	12/09/2014	722	12,022	12,022	16.65	0.01
Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Securities
AirBNB, Inc. Series D	04/16/2014	2,091	$85,131	$95,269	$45.56	0.05%
Dropbox, Inc. Class A-1	05/01/2012	5,146	46,567	98,155	19.07	0.04
Dropbox, Inc. Class C	01/28/2014	3,310	63,225	63,135	19.07	0.03
Dropbox, Inc. Series A	05/01/2012	1,047	9,474	19,971	19.07	0.01
Docusign, Inc. Series B	02/28/2014	358	4,701	6,906	19.29	0.00
Docusign, Inc. Series B-1	02/28/2014	107	1,405	2,064	19.29	0.00
Docusign, Inc. Series D	02/28/2014	257	3,375	4,958	19.29	0.00
Docusign, Inc. Series E	02/28/2014	6,656	87,409	128,394	19.29	0.06
Flipkart Online Services, Ltd Series G	12/17/2014	721	86,347	90,399	125.38	0.04
Nanigans, Inc. Series B	03/16/2015	6,300	68,787	68,787	10.92	0.03
One Kings Lane, Inc. Series E	01/28/2014	11,800	181,921	175,348	14.86	0.08
Pinterest, Inc. Series G	03/19/2015	3,898	139,921	139,921	35.90	0.06
Pure Storage, Inc. Series F	04/16/2014	7,349	115,570	117,657	16.01	0.05
The Honest Company, Inc.	08/20/2014	4,317	116,806	114,789	26.59	0.05
Uber Technologies, Inc.	06/05/2014	25,472	395,148	848,665	33.32	0.39
WeWork, Inc. Series D-1	12/09/2014	3,588	59,744	59,744	16.65	0.03
WeWork, Inc. Series D-2	12/09/2014	2,819	46,940	46,940	16.65	0.02
Zuora, Inc. Series F	01/15/2015	35,671	135,525	135,525	3.80	0.06
Preferred Securities
Atlassian Class A FDR	04/09/2014	1,588	25,408	30,172	19.00	0.01
Atlassian Class A	04/09/2014	1,534	24,544	29,146	19.00	0.01
				$2,978,316		1.34%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

FDR — Fiduciary Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P 400 E-Mini Index	June 2015	$602,985	$607,920	$4,935

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$68,305	$68,305
Consumer Products-Misc.		458,730	915,036	1,373,766
Diversified Financial Services	—	712,918	—	712,918
E-Commerce/Products	580,562	—	49,192	629,754
Electronic Components-Semiconductors	3,950,982	561,713	—	4,512,695
Medical-Drugs	4,072,061	1,805,912	—	5,877,973
Real Estate Management/Services	1,642,599	—	12,022	1,654,621
Web Portals/ISP	—	—	83,144	83,144
Other Industries	199,509,325	—	—	199,509,325
Convertible Preferred Securities	—	—	2,216,627	2,216,627
Exchange-Traded Funds	1,466,991	—	—	1,466,991
Preferred Securities	—	—	59,318	59,318
Short-Term Investment Securities	359,154	—	—	359,154
Repurchase Agreements	—	3,711,000	—	3,711,000
Total Investments at Value	$212,040,404	$7,706,579	$2,488,608	$222,235,591
Other Financial Instruments:†
Open Futures Contracts	$4,935	$—	$—	$4,935

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities	Preferred Securities
Balance as of March 31, 2014	$16,121	$460,330	$—
Accrued Discounts	—	—	—
Accrued Premiums	—	—	—
Realized Gain	—	—	—
Realized Loss	—	—	—
Change in unrealized appreciation(1)	10,785	515,226	9,366
Change in unrealized depreciation(1)	(981)	(8,847)	—
Net purchases	186,738	1,249,918	49,952
Net sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2014	$212,663	$2,216,627	$59,318

(1)  The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2015 includes:

Common Stocks	Convertible Preferred Securities	Preferred Securities
$9,804	$506,379	$9,366

Any differences between the change in unrealized appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at March 31, 2015.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 3/31/15	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stock	$68,305	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x
	$49,192	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%
	$12,022	Market Approach	Market Transaction Price*	$16.6512
	$83,144	Market Approach and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Convertible Preferred Securities	$1,485,250	Market Approach	Market Transaction Price*	$3.7993 - $125.38 ($36.021834)
			Discount on Pending Transcation Price	8.00%
	$117,657	Market Approach	Next Twelve Months Estimate Revenue Multiple*	4.8x
			Discount for Lack of Marketability	10.00%
	$175,348	Market Approach with Option Pricing Method ("OPM")	Last Twelve Months Revenue Mutliple*	1.60x
			Discount for Lack of Marketability	10.0%
			OPM assumptions:
			Volatility*	50.0%
			Term to liquidity event in years	1.7
			Risk-free rate	0.5792%
	$114,789	Market Approach	2015 Estimate Revenue Multiple*	2.8x
			Discount for Lack of Marketability	10.00%
	$142,322	Market Approach	2016 Estimate Revenue Multiple*	7.3x
			Discount for Lack of Marketability	10.00%
	$181,261	Market Approach and Income Approach	Transaction Price*	$19.1012
			Enterprise Value/Revenue Multiple*	13.20x
			Discount for Lack of Marketability	15.0%
			Weighted Average Cost of Capital	17%
			Perpetual Growth Rate*	3.0%
Preferred Securities	$59,318	Market Approach	Enterprise Value/Sales Multiple*	8.00x
			CY2015 Price/Free Cash Flow Multiple*	30.0x

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE  — March 31, 2015 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.4%
Electric-Integrated	5.3
Banks-Commercial	3.0
Oil Companies-Exploration & Production	2.8
Banks-Super Regional	2.7
Insurance-Life/Health	2.5
Insurance-Multi-line	2.0
Retail-Apparel/Shoe	1.9
Electronic Components-Semiconductors	1.9
Diversified Manufacturing Operations	1.8
Gas-Distribution	1.7
Insurance-Reinsurance	1.6
Medical-HMO	1.5
Food-Misc./Diversified	1.4
Building & Construction Products-Misc.	1.3
Insurance-Property/Casualty	1.2
Finance-Consumer Loans	1.2
Medical Products	1.2
Chemicals-Specialty	1.1
Registered Investment Companies	1.1
Repurchase Agreements	1.0
Medical-Wholesale Drug Distribution	1.0
Banks-Fiduciary	1.0
Semiconductor Components-Integrated Circuits	1.0
Investment Management/Advisor Services	1.0
Distribution/Wholesale	1.0
Office Automation & Equipment	0.9
Coatings/Paint	0.9
Auto/Truck Parts & Equipment-Original	0.9
Medical Labs & Testing Services	0.9
Medical-Hospitals	0.9
Commercial Services-Finance	0.8
Finance-Investment Banker/Broker	0.8
Independent Power Producers	0.8
Airlines	0.8
Medical-Drugs	0.8
Brewery	0.8
Chemicals-Diversified	0.7
Machinery-Construction & Mining	0.7
Medical-Generic Drugs	0.7
Containers-Paper/Plastic	0.7
Medical Instruments	0.7
Insurance Brokers	0.7
Containers-Metal/Glass	0.7
Agricultural Chemicals	0.7
Television	0.7
E-Commerce/Services	0.7
Finance-Other Services	0.7
Building-Residential/Commercial	0.6
Telecommunication Equipment	0.6
Computers-Integrated Systems	0.6
Electronic Measurement Instruments	0.6
Batteries/Battery Systems	0.6
Aerospace/Defense-Equipment	0.6
Food-Retail	0.6
Food-Meat Products	0.6
Steel-Producers	0.6
Applications Software	0.5
Exchange-Traded Funds	0.5
Retail-Office Supplies	0.5
Tools-Hand Held	0.5%
Data Processing/Management	0.5
Retail-Regional Department Stores	0.5
Pipelines	0.5
Home Decoration Products	0.5
Computer Services	0.5
Telephone-Integrated	0.5
Broadcast Services/Program	0.5
Rental Auto/Equipment	0.4
Oil-Field Services	0.4
Textile-Home Furnishings	0.4
Casino Hotels	0.4
Retail-Sporting Goods	0.4
Instruments-Scientific	0.4
Hotels/Motels	0.4
Food-Confectionery	0.4
Transport-Rail	0.4
Software Tools	0.4
Aerospace/Defense	0.4
Computers-Memory Devices	0.4
Retail-Bedding	0.4
Retail-Consumer Electronics	0.3
Agricultural Operations	0.3
Internet Security	0.3
Paper & Related Products	0.3
Oil Refining & Marketing	0.3
Electric-Generation	0.3
Engineering/R&D Services	0.3
Dental Supplies & Equipment	0.3
Real Estate Management/Services	0.3
Enterprise Software/Service	0.3
Physicians Practice Management	0.3
Transport-Marine	0.3
Beverages-Non-alcoholic	0.3
Retail-Misc./Diversified	0.3
Retail-Restaurants	0.3
Oil Field Machinery & Equipment	0.3
Electronic Security Devices	0.3
Retail-Auto Parts	0.3
Finance-Credit Card	0.3
Medical Information Systems	0.3
Publishing-Periodicals	0.3
Savings & Loans/Thrifts	0.2
Semiconductor Equipment	0.2
Transport-Truck	0.2
Machinery-Electrical	0.2
Internet Content-Entertainment	0.2
Oil & Gas Drilling	0.2
Advertising Agencies	0.2
Coal	0.2
Food-Baking	0.2
Web Portals/ISP	0.2
Motorcycle/Motor Scooter	0.2
Retail-Drug Store	0.2
Medical-Biomedical/Gene	0.2
Electronic Components-Misc.	0.2
Publishing-Newspapers	0.2
Retail-Vitamins & Nutrition Supplements	0.2
Apparel Manufacturers	0.2
Cable/Satellite TV	0.2

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE  — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Metal-Aluminum	0.2%
Gold Mining	0.2
Finance-Mortgage Loan/Banker	0.2
Non-Hazardous Waste Disposal	0.2
Water	0.2
Appliances	0.2
Cruise Lines	0.1
Medical Sterilization Products	0.1
Machinery-General Industrial	0.1
Electronic Parts Distribution	0.1
Multimedia	0.1
Building Products-Cement	0.1
Electronics-Military	0.1
Cellular Telecom	0.1
Wireless Equipment	0.1
Entertainment Software	0.1
Diagnostic Kits	0.1
Dialysis Centers	0.1
Computer Aided Design	0.1
Consulting Services	0.1
Energy-Alternate Sources	0.1
Commercial Services	0.1
Oil Companies-Integrated	0.1
Patient Monitoring Equipment	0.1
Retail-Discount	0.1
Pharmacy Services	0.1
Schools	0.1
Real Estate Operations & Development	0.1
Security Services	0.1
Electronic Design Automation	0.1
Athletic Equipment	0.1
Casino Services	0.1
Diversified Operations	0.1
Human Resources	0.1
Power Converter/Supply Equipment	0.1
Machine Tools & Related Products	0.1
Toys	0.1
Retail-Automobile	0.1
Financial Guarantee Insurance	0.1
X-Ray Equipment	0.1
Professional Sports	0.1
Transport-Services	0.1
Veterinary Diagnostics	0.1
Machinery-Farming	0.1
99.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.9%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	31,978	$707,353
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	810	8,197
Aerospace/Defense — 0.4%
MTU Aero Engines AG(2)	5,261	516,599
Rockwell Collins, Inc.	7,474	721,615
Spirit AeroSystems Holdings, Inc., Class A†	296	15,454
		1,253,668
Aerospace/Defense-Equipment — 0.6%
Curtiss-Wright Corp.	365	26,988
Exelis, Inc.	6,794	165,570
Orbital ATK, Inc.	10,499	804,539
Triumph Group, Inc.	17,074	1,019,659
		2,016,756
Agricultural Chemicals — 0.7%
CF Industries Holdings, Inc.	6,203	1,759,667
Mosaic Co.	11,993	552,398
		2,312,065
Agricultural Operations — 0.3%
Bunge, Ltd.	14,034	1,155,840
Airlines — 0.8%
Alaska Air Group, Inc.	9,254	612,430
Copa Holdings SA, Class A	254	25,646
Delta Air Lines, Inc.	15,641	703,219
Southwest Airlines Co.	2,726	120,762
United Continental Holdings, Inc.†	17,574	1,181,852
		2,643,909
Apparel Manufacturers — 0.2%
Ralph Lauren Corp.	4,340	570,710
Appliances — 0.2%
Whirlpool Corp.	2,529	511,010
Applications Software — 0.5%
Check Point Software Technologies, Ltd.†	8,372	686,253
Citrix Systems, Inc.†	15,905	1,015,852
Nuance Communications, Inc.†	9,404	134,948
		1,837,053
Athletic Equipment — 0.1%
Jarden Corp.†	4,810	254,449
Auction Houses/Art Dealers — 0.0%
KAR Auction Services, Inc.	2,995	113,600
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp.†	1,644	48,498
PACCAR, Inc.	1,066	67,307
		115,805
Auto/Truck Parts & Equipment-Original — 0.9%
Allison Transmission Holdings, Inc.	34,599	1,105,092
BorgWarner, Inc.	10,675	645,624
Delphi Automotive PLC	9,465	754,739
Lear Corp.	577	63,943
Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
TRW Automotive Holdings Corp.†	3,969	$416,150
Visteon Corp.†	1,574	151,734
		3,137,282
Banks-Commercial — 3.0%
Associated Banc-Corp.	5,337	99,268
Bank of Hawaii Corp.	1,591	97,385
BankUnited, Inc.	3,642	119,239
BB&T Corp.	25,232	983,796
BOK Financial Corp.	973	59,567
CIT Group, Inc.	6,554	295,716
City National Corp.	1,704	151,792
Commerce Bancshares, Inc.	3,059	129,457
Cullen/Frost Bankers, Inc.	1,896	130,976
East West Bancorp, Inc.	5,139	207,924
First Horizon National Corp.	62,843	898,026
First Republic Bank	4,931	281,511
Fulton Financial Corp.	6,772	83,566
M&T Bank Corp.	9,715	1,233,805
PacWest Bancorp	3,650	171,149
Popular, Inc.†	3,706	127,449
PrivateBancorp, Inc.	24,275	853,752
Regions Financial Corp.	49,435	467,161
Signature Bank†	5,752	745,344
SVB Financial Group†	1,648	209,362
Synovus Financial Corp.	4,982	139,546
TCF Financial Corp.	51,532	810,083
Zions Bancorporation	68,157	1,840,239
		10,136,113
Banks-Fiduciary — 1.0%
Citizens Financial Group, Inc.	92,083	2,221,963
Northern Trust Corp.	16,422	1,143,792
		3,365,755
Banks-Super Regional — 2.7%
Comerica, Inc.	19,253	868,888
Fifth Third Bancorp	139,741	2,634,118
Huntington Bancshares, Inc.	295,231	3,262,303
KeyCorp	88,377	1,251,418
SunTrust Banks, Inc.	33,417	1,373,104
		9,389,831
Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.	14,964	2,065,780
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc.	23,745	1,049,529
Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A†	389	45,206
Brewery — 0.8%
Molson Coors Brewing Co., Class B	34,371	2,558,921
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	26,638	819,385
Scripps Networks Interactive, Inc., Class A	10,601	726,805
Starz, Class A†	410	14,108
		1,560,298

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. — 1.3%
Armstrong World Industries, Inc.†	31,715	$1,822,661
Fortune Brands Home & Security, Inc.	51,563	2,448,211
Owens Corning	4,218	183,061
		4,453,933
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,687	395,114
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	10,468	298,129
Lennar Corp., Class A	5,986	310,135
PulteGroup, Inc.	13,571	301,683
Taylor Morrison Home Corp., Class A†	1,161	24,207
Toll Brothers, Inc.†	31,233	1,228,706
		2,162,860
Cable/Satellite TV — 0.2%
DISH Network Corp., Class A†	2,038	142,782
Liberty Broadband Corp.† Class A	849	47,952
Liberty Broadband Corp.† Class C	6,513	368,636
		559,370
Casino Hotels — 0.4%
MGM Resorts International†	64,372	1,353,743
Casino Services — 0.1%
Gaming and Leisure Properties, Inc.	2,515	92,728
International Game Technology	8,853	154,131
		246,859
Cellular Telecom — 0.0%
U.S. Cellular Corp.†	475	16,967
Chemicals-Diversified — 0.7%
Akzo Nobel NV(2)	9,639	729,719
Celanese Corp., Series A	31,466	1,757,691
Huntsman Corp.	2,151	47,688
Westlake Chemical Corp.	214	15,395
		2,550,493
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	1,328	19,787
Chemicals-Specialty — 1.1%
Albemarle Corp.	16,746	884,859
Ashland, Inc.	2,477	315,347
Brenntag AG(2)	9,504	569,771
Cabot Corp.	2,158	97,110
Cytec Industries, Inc.	2,258	122,022
Eastman Chemical Co.	483	33,453
H.B. Fuller Co.	17,248	739,422
Sensient Technologies Corp.	10,077	694,104
Sigma-Aldrich Corp.	2,298	317,698
W.R. Grace & Co.†	374	36,977
		3,810,763
Coal — 0.2%
CONSOL Energy, Inc.	23,301	649,865
Peabody Energy Corp.	9,725	47,847
		697,712
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.9%
Axalta Coating Systems, Ltd.†	69,465	$1,918,623
RPM International, Inc.	345	16,557
Valspar Corp.	15,373	1,291,793
		3,226,973
Commercial Services — 0.1%
Aramark	111	3,511
Cintas Corp.	719	58,692
Live Nation Entertainment, Inc.†	2,547	64,261
Quanta Services, Inc.†	5,799	165,445
ServiceMaster Global Holdings Inc†	487	16,436
		308,345
Commercial Services-Finance — 0.8%
Equifax, Inc.	10,277	955,761
Sabre Corp.	48,750	1,184,625
SEI Investments Co.	298	13,139
Total System Services, Inc.	1,362	51,960
WEX, Inc.†	6,029	647,274
		2,852,759
Computer Aided Design — 0.1%
ANSYS, Inc.†	2,553	225,149
Autodesk, Inc.†	1,717	100,685
		325,834
Computer Services — 0.5%
Amdocs, Ltd.	18,325	996,880
Computer Sciences Corp.	4,874	318,175
DST Systems, Inc.	201	22,253
Genpact, Ltd.†	5,100	118,575
Leidos Holdings, Inc.	2,299	96,466
Teradata Corp.†	1,190	52,526
		1,604,875
Computers-Integrated Systems — 0.6%
Brocade Communications Systems, Inc.	111,272	1,320,242
NCR Corp.†	26,553	783,579
		2,103,821
Computers-Memory Devices — 0.4%
NetApp, Inc.	7,135	253,007
SanDisk Corp.	4,011	255,180
Western Digital Corp.	7,978	726,078
		1,234,265
Computers-Other — 0.0%
Stratasys, Ltd.†	764	40,324
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A	2,216	93,825
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	173	5,007
Towers Watson & Co., Class A	2,325	307,330
Vectrus, Inc.†	375	9,559
		321,896
Consumer Products-Misc. — 0.0%
Clorox Co.	785	86,656

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Containers-Metal/Glass — 0.7%
Crown Holdings, Inc.†	23,598	$1,274,764
Greif, Inc., Class A	11,486	451,055
Owens-Illinois, Inc.†	26,729	623,320
		2,349,139
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	3,613	167,318
Graphic Packaging Holding Co.	41,609	604,995
Packaging Corp. of America	15,247	1,192,163
Rock-Tenn Co., Class A	5,142	331,659
Sonoco Products Co.	3,654	166,111
		2,462,246
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.	9,217	73,644
Coty, Inc., Class A	532	12,911
		86,555
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	230	12,422
Royal Caribbean Cruises, Ltd.	5,952	487,171
		499,593
Data Processing/Management — 0.5%
Dun & Bradstreet Corp.	851	109,235
Fidelity National Information Services, Inc.	21,935	1,492,896
Paychex, Inc.	1,270	63,011
		1,665,142
Decision Support Software — 0.0%
MSCI, Inc.	2,328	142,730
Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.	19,204	977,292
Patterson Cos., Inc.	2,803	136,758
		1,114,050
Diagnostic Kits — 0.1%
Alere, Inc.†	2,958	144,646
QIAGEN NV†	8,369	210,899
		355,545
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	4,159	338,044
Distribution/Wholesale — 1.0%
Fossil Group, Inc.†	9,218	760,024
Genuine Parts Co.	351	32,710
Ingram Micro, Inc., Class A†	38,487	966,793
LKQ Corp.†	31,473	804,450
WESCO International, Inc.†	9,910	692,610
		3,256,587
Diversified Manufacturing Operations — 1.8%
A.O. Smith Corp.	1,482	97,308
Carlisle Cos., Inc.	2,296	212,679
Crane Co.	1,107	69,088
Dover Corp.	1,562	107,965
Eaton Corp. PLC	12,152	825,607
Ingersoll-Rand PLC	8,866	603,597
Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations (continued)
ITT Corp.	2,545	$101,571
Parker-Hannifin Corp.	2,491	295,881
Pentair PLC	18,298	1,150,761
SPX Corp.	9,180	779,382
Textron, Inc.	40,002	1,773,289
Trinity Industries, Inc.	1,298	46,092
		6,063,220
Diversified Operations — 0.1%
Leucadia National Corp.	11,043	246,148
E-Commerce/Services — 0.7%
Expedia, Inc.	11,211	1,055,291
IAC/InterActiveCorp	1,567	105,726
Liberty Interactive Corp., Class A†	38,443	1,122,151
		2,283,168
Electric-Generation — 0.3%
AES Corp.	87,443	1,123,643
Electric-Integrated — 5.3%
Alliant Energy Corp.	3,974	250,362
Ameren Corp.	8,697	367,013
CMS Energy Corp.	31,866	1,112,442
Consolidated Edison, Inc.	10,498	640,378
DTE Energy Co.	14,443	1,165,406
Edison International	11,678	729,525
Entergy Corp.	6,427	498,028
Eversource Energy	27,046	1,366,364
FirstEnergy Corp.	65,480	2,295,729
Great Plains Energy, Inc.	5,518	147,220
Hawaiian Electric Industries, Inc.	3,637	116,820
Integrys Energy Group, Inc.	2,864	206,265
MDU Resources Group, Inc.	6,868	146,563
NorthWestern Corp.	11,532	620,306
OGE Energy Corp.	20,750	655,908
Pepco Holdings, Inc.	8,996	241,363
PG&E Corp.	26,359	1,398,872
Pinnacle West Capital Corp.	15,622	995,903
PPL Corp.	23,794	800,906
Public Service Enterprise Group, Inc.	39,729	1,665,440
SCANA Corp.	24,207	1,331,143
TECO Energy, Inc.	8,337	161,738
Westar Energy, Inc.	4,619	179,032
Wisconsin Energy Corp.	8,082	400,059
Xcel Energy, Inc.	17,993	626,336
		18,119,121
Electric-Transmission — 0.0%
ITC Holdings Corp.	313	11,716
Electronic Components-Misc. — 0.2%
AVX Corp.	1,666	23,774
Garmin, Ltd.	4,368	207,567
Gentex Corp.	4,295	78,599
Jabil Circuit, Inc.	7,284	170,300
Knowles Corp.†	3,046	58,696
Vishay Intertechnology, Inc.	4,848	66,999
		605,935

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors — 1.9%
Altera Corp.	40,760	$1,749,012
Avago Technologies, Ltd.	2,792	354,528
Broadcom Corp., Class A	59,984	2,597,007
Cree, Inc.†	1,809	64,201
Freescale Semiconductor, Ltd.†	11,419	465,438
Microchip Technology, Inc.	14,969	731,984
NVIDIA Corp.	16,719	349,845
ON Semiconductor Corp.†	7,697	93,211
Rovi Corp.†	3,393	61,787
		6,467,013
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,545	256,844
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	26,929	1,118,900
FLIR Systems, Inc.	1,520	47,545
Keysight Technologies, Inc.†	25,138	933,877
		2,100,322
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,569	218,244
Avnet, Inc.	3,952	175,864
Tech Data Corp.†	1,365	78,856
		472,964
Electronic Security Devices — 0.3%
Tyco International PLC	22,095	951,411
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,089	388,565
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,624	156,889
SunEdison, Inc.†	6,526	156,624
		313,513
Engineering/R&D Services — 0.3%
AECOM Technology Corp.†	5,372	165,565
Fluor Corp.	2,061	117,807
Jacobs Engineering Group, Inc.†	16,895	762,978
KBR, Inc.	5,275	76,382
		1,122,732
Enterprise Software/Service — 0.3%
CA, Inc.	11,466	373,906
Informatica Corp.†	16,037	703,303
		1,077,209
Entertainment Software — 0.1%
Activision Blizzard, Inc.	6,036	137,168
Electronic Arts, Inc.†	2,637	155,095
Zynga, Inc., Class A†	25,896	73,804
		366,067
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	445	16,781
Finance-Auto Loans — 0.0%
Ally Financial, Inc.†	1,014	21,274
Security Description	Shares	Value (Note 2)
Finance-Consumer Loans — 1.2%
Navient Corp.	117,459	$2,387,941
Santander Consumer USA Holdings, Inc.	2,924	67,661
SLM Corp.	178,117	1,652,926
Synchrony Financial†	1,273	38,636
		4,147,164
Finance-Credit Card — 0.3%
Discover Financial Services	15,994	901,262
Finance-Investment Banker/Broker — 0.8%
E*TRADE Financial Corp.†	10,342	295,316
Interactive Brokers Group, Inc., Class A	1,931	65,693
Raymond James Financial, Inc.	31,679	1,798,733
TD Ameritrade Holding Corp.	16,832	627,160
		2,786,902
Finance-Leasing Companies — 0.0%
Air Lease Corp.	3,417	128,958
Finance-Mortgage Loan/Banker — 0.2%
CoreLogic, Inc.†	3,290	116,038
FNF Group	9,928	364,953
FNFV Group†	3,306	46,615
Nationstar Mtg. Holdings, Inc.†	55	1,363
		528,969
Finance-Other Services — 0.7%
Intercontinental Exchange, Inc.	2,376	554,250
NASDAQ OMX Group, Inc.	32,512	1,656,161
		2,210,411
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,059	159,897
MBIA, Inc.†	5,073	47,179
		207,076
Food-Baking — 0.2%
Flowers Foods, Inc.	30,226	687,339
Food-Confectionery — 0.4%
J.M. Smucker Co.	11,350	1,313,535
Food-Meat Products — 0.6%
Tyson Foods, Inc., Class A	51,137	1,958,547
Food-Misc./Diversified — 1.4%
Campbell Soup Co.	2,083	96,964
ConAgra Foods, Inc.	62,334	2,277,061
Hain Celestial Group, Inc.†	299	19,151
Ingredion, Inc.	12,989	1,010,804
Pinnacle Foods, Inc.	24,599	1,003,885
Snyder's-Lance, Inc.	14,835	474,126
		4,881,991
Food-Retail — 0.6%
Empire Co., Ltd., Class A	6,750	470,643
Whole Foods Market, Inc.	29,068	1,513,861
Safeway Casa Ley CVR†(4)(5)	7,948	8,066
Safeway PDC LLC CVR†(4)(5)	7,948	388
		1,992,958
Funeral Services & Related Items — 0.0%
Service Corp. International	1,699	44,259

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution — 1.7%
AGL Resources, Inc.	4,272	$212,105
Atmos Energy Corp.	3,588	198,416
CenterPoint Energy, Inc.	15,404	314,396
National Fuel Gas Co.	3,008	181,473
NiSource, Inc.	29,524	1,303,780
Questar Corp.	6,277	149,769
Sempra Energy	29,673	3,234,950
UGI Corp.	6,184	201,537
Vectren Corp.	2,953	130,345
		5,926,771
Gold Mining — 0.2%
Newmont Mining Corp.	17,870	387,958
Royal Gold, Inc.	2,308	145,658
		533,616
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc.†	572	32,478
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	41,119	1,606,519
Home Furnishings — 0.0%
Leggett & Platt, Inc.	2,513	115,824
Hotels/Motels — 0.4%
Choice Hotels International, Inc.	1,161	74,385
Hyatt Hotels Corp., Class A†	1,403	83,086
Marriott International, Inc., Class A	946	75,983
Starwood Hotels & Resorts Worldwide, Inc.	13,134	1,096,689
		1,330,143
Human Resources — 0.1%
ManpowerGroup, Inc.	2,852	245,700
Independent Power Producers — 0.8%
Calpine Corp.†	11,973	273,822
Dynegy, Inc.†	15,448	485,531
NRG Energy, Inc.	77,688	1,956,961
		2,716,314
Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	255	11,070
Instruments-Scientific — 0.4%
PerkinElmer, Inc.	26,241	1,341,965
Insurance Brokers — 0.7%
Aon PLC	2,465	236,936
Arthur J. Gallagher & Co.	43,657	2,040,965
Brown & Brown, Inc.	4,073	134,857
		2,412,758
Insurance-Life/Health — 2.5%
Lincoln National Corp.	64,941	3,731,510
Principal Financial Group, Inc.	38,700	1,988,019
StanCorp Financial Group, Inc.	1,566	107,428
Symetra Financial Corp.	31,411	736,902
Torchmark Corp.	4,720	259,222
Unum Group	52,211	1,761,077
		8,584,158
Security Description	Shares	Value (Note 2)
Insurance-Multi-line — 2.0%
American Financial Group, Inc.	2,167	$139,013
American National Insurance Co.	258	25,384
Assurant, Inc.	2,566	157,578
Cincinnati Financial Corp.	5,860	312,221
CNA Financial Corp.	948	39,276
Genworth Financial, Inc., Class A†	88,499	646,928
Hartford Financial Services Group, Inc.	28,677	1,199,272
Loews Corp.	11,672	476,568
Old Republic International Corp.	9,338	139,510
Voya Financial, Inc.	29,758	1,282,867
XL Group PLC	66,784	2,457,651
		6,876,268
Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	587	285,869
Arch Capital Group, Ltd.†	4,571	281,573
Hanover Insurance Group, Inc.	8,336	605,027
HCC Insurance Holdings, Inc.	20,434	1,157,995
Markel Corp.†	498	382,942
Mercury General Corp.	961	55,498
ProAssurance Corp.	2,126	97,605
Progressive Corp.	21,220	577,184
Third Point Reinsurance, Ltd.†	30,491	431,448
White Mountains Insurance Group, Ltd.	219	149,910
WR Berkley Corp.	3,595	181,583
		4,206,634
Insurance-Reinsurance — 1.6%
Allied World Assurance Co. Holdings AG(6)	3,530	142,612
Aspen Insurance Holdings, Ltd.	2,226	105,134
Axis Capital Holdings, Ltd.	3,661	188,834
Endurance Specialty Holdings, Ltd.	1,598	97,702
Everest Re Group, Ltd.	14,520	2,526,480
PartnerRe, Ltd.	1,808	206,708
Reinsurance Group of America, Inc.	1,786	166,437
RenaissanceRe Holdings, Ltd.	1,638	163,358
Validus Holdings, Ltd.	41,847	1,761,759
		5,359,024
Internet Content-Entertainment — 0.2%
Pandora Media, Inc.†	45,296	734,248
Internet Incubators — 0.0%
HomeAway, Inc.†	249	7,512
Internet Security — 0.3%
FireEye, Inc.†	577	22,647
Symantec Corp.	48,345	1,129,581
		1,152,228
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	3,024	649,495
Ameriprise Financial, Inc.	4,422	578,574
Federated Investors, Inc., Class B	885	29,993
Invesco, Ltd.	45,425	1,802,918
Legg Mason, Inc.	2,261	124,807
NorthStar Asset Management Group, Inc.	5,171	120,691
		3,306,478

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,814	$94,804
Lincoln Electric Holdings, Inc.	1,898	124,110
		218,914
Machinery-Construction & Mining — 0.7%
Joy Global, Inc.	11,653	456,564
Oshkosh Corp.	16,456	802,888
Terex Corp.	46,557	1,237,951
		2,497,403
Machinery-Electrical — 0.2%
Regal-Beloit Corp.	9,226	737,342
Machinery-Farming — 0.1%
AGCO Corp.	3,365	160,309
Machinery-General Industrial — 0.1%
Babcock & Wilcox Co.	3,950	126,755
IDEX Corp.	220	16,683
Roper Industries, Inc.	1,953	335,916
		479,354
Machinery-Pumps — 0.0%
Xylem, Inc.	1,809	63,351
Medical Information Systems — 0.3%
Allscripts Healthcare Solutions, Inc.†	75,091	898,088
Medical Instruments — 0.7%
Bio-Techne Corp.	680	68,197
Boston Scientific Corp.†	71,869	1,275,675
Intuitive Surgical, Inc.†	94	47,473
St. Jude Medical, Inc.	16,040	1,049,016
		2,440,361
Medical Labs & Testing Services — 0.9%
Laboratory Corp. of America Holdings†	13,494	1,701,459
Quest Diagnostics, Inc.	18,145	1,394,443
		3,095,902
Medical Products — 1.2%
Becton Dickinson and Co.	576	82,708
Cooper Cos., Inc.	3,492	654,471
Hill-Rom Holdings, Inc.	1,912	93,688
Sirona Dental Systems, Inc.†	792	71,272
Teleflex, Inc.	7,634	922,416
Zimmer Holdings, Inc.	19,207	2,257,206
		4,081,761
Medical Sterilization Products — 0.1%
STERIS Corp.	6,991	491,258
Medical-Biomedical/Gene — 0.2%
Alnylam Pharmaceuticals, Inc.†	393	41,037
AMAG Pharmaceuticals, Inc.†	7,920	432,907
Bio-Rad Laboratories, Inc., Class A†	741	100,168
Charles River Laboratories International, Inc.†	912	72,313
Myriad Genetics, Inc.†	328	11,611
		658,036
Security Description	Shares	Value (Note 2)
Medical-Drugs — 0.8%
Alkermes PLC†	743	$45,301
Endo International PLC†	26,207	2,350,768
Mallinckrodt PLC†	1,118	141,595
Quintiles Transnational Holdings, Inc.†	1,015	67,974
		2,605,638
Medical-Generic Drugs — 0.7%
Hospira, Inc.†	5,989	526,074
Impax Laboratories, Inc.†	11,431	535,771
Mylan NV†	13,050	774,517
Perrigo Co. PLC	3,903	646,142
		2,482,504
Medical-HMO — 1.5%
Cigna Corp.	31,037	4,017,429
Health Net, Inc.†	2,873	173,788
Humana, Inc.	5,547	987,477
		5,178,694
Medical-Hospitals — 0.9%
Community Health Systems, Inc.†	4,130	215,916
HCA Holdings, Inc.†	21,551	1,621,282
LifePoint Hospitals, Inc.†	1,593	117,006
Universal Health Services, Inc., Class B	8,042	946,624
		2,900,828
Medical-Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	6,831	776,480
Cardinal Health, Inc.	28,595	2,581,271
VWR Corp.†	488	12,683
		3,370,434
Metal Processors & Fabrication — 0.0%
Timken Co.	2,730	115,042
Metal-Aluminum — 0.2%
Alcoa, Inc.	42,022	542,924
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,490	26,407
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,811	115,035
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A	1,711	65,292
DreamWorks Animation SKG, Inc., Class A†	2,678	64,807
		130,099
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	11,033	670,144
Multimedia — 0.1%
Quebecor, Inc., Class B	17,001	454,774
Networking Products — 0.0%
Arista Networks, Inc.†	50	3,527
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	2,289	51,342
Republic Services, Inc.	9,519	386,091
Waste Connections, Inc.	1,743	83,908
		521,341

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Office Automation & Equipment — 0.9%
Pitney Bowes, Inc.	3,941	$91,904
Xerox Corp.	244,386	3,140,360
		3,232,264
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,227	117,831
Oil & Gas Drilling — 0.2%
Atwood Oceanics, Inc.	1,799	50,570
Diamond Offshore Drilling, Inc.	2,400	64,296
Helmerich & Payne, Inc.	1,117	76,034
Nabors Industries, Ltd.	9,607	131,136
Pacific Drilling SA†	50,119	194,963
Patterson-UTI Energy, Inc.	2,531	47,519
Rowan Cos. PLC, Class A	4,456	78,916
Seadrill, Ltd.	8,898	83,196
		726,630
Oil Companies-Exploration & Production — 2.8%
Chesapeake Energy Corp.	14,536	205,830
Cimarex Energy Co.	6,880	791,819
Cobalt International Energy, Inc.†	1,155	10,868
Denbury Resources, Inc.	12,605	91,890
Devon Energy Corp.	29,932	1,805,199
Energen Corp.	12,458	822,228
EP Energy Corp.†	1,181	12,377
EQT Corp.	6,826	565,671
Gulfport Energy Corp.†	582	26,720
Laredo Petroleum, Inc.†	334	4,355
Memorial Resource Development Corp.†	816	14,476
Newfield Exploration Co.†	4,884	171,379
Noble Energy, Inc.	14,794	723,426
PDC Energy, Inc.†	9,072	490,251
Pioneer Natural Resources Co.	7,374	1,205,723
QEP Resources, Inc.	5,634	117,469
Rice Energy, Inc.†	122	2,655
SandRidge Energy, Inc.†	17,720	31,542
Seventy Seven Energy, Inc.†	1,035	4,295
SM Energy Co.	10,495	542,382
Southwestern Energy Co.†	69,564	1,613,189
Ultra Petroleum Corp.†	3,846	60,113
Unit Corp.†	1,661	46,475
Whiting Petroleum Corp.†	3,822	118,100
WPX Energy, Inc.†	7,245	79,188
		9,557,620
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	6,430	299,638
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	13,816	623,378
Forum Energy Technologies, Inc.†	17,502	343,039
		966,417
Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	328	13,960
HollyFrontier Corp.	18,863	759,613
Murphy USA, Inc.†	893	64,626
Security Description	Shares	Value (Note 2)
Oil Refining & Marketing (continued)
PBF Energy, Inc., Class A	1,699	$57,630
Tesoro Corp.	2,640	241,006
		1,136,835
Oil-Field Services — 0.4%
Frank's International NV	16,418	307,017
MRC Global, Inc.†	1,997	23,664
NOW, Inc.†	3,516	76,086
Oil States International, Inc.†	1,680	66,814
Superior Energy Services, Inc.	21,227	474,211
Weatherford International PLC†	39,614	487,252
		1,435,044
Paper & Related Products — 0.3%
Domtar Corp.	2,297	106,167
International Paper Co.	13,120	728,029
MeadWestvaco Corp.	6,015	299,968
Veritiv Corp.†	248	10,944
		1,145,108
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	8,903	293,621
Pharmacy Services — 0.1%
Omnicare, Inc.	3,547	273,332
Physicians Practice Management — 0.3%
Envision Healthcare Holdings, Inc.†	25,363	972,671
MEDNAX, Inc.†	1,238	89,767
		1,062,438
Pipelines — 0.5%
Columbia Pipeline Partners LP†	19,618	543,223
ONEOK, Inc.	3,499	168,792
Plains GP Holdings LP	15,779	447,650
Spectra Energy Corp.	12,614	456,248
		1,615,913
Poultry — 0.0%
Pilgrim's Pride Corp.	1,967	44,435
Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	1,778	194,904
SunPower Corp.†	1,489	46,621
		241,525
Precious Metals — 0.0%
Tahoe Resources, Inc.	2,534	27,773
Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	6,445	123,680
Professional Sports — 0.1%
Madison Square Garden Co., Class A†	2,212	187,246
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,579	96,540
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	8,127	301,349
News Corp., Class A†	17,826	285,394
		586,743
Publishing-Periodicals — 0.3%
Nielsen NV	19,542	870,987

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities, Inc.	2,567	$251,669
American Campus Communities, Inc.	3,758	161,105
American Capital Agency Corp.	12,645	269,718
American Homes 4 Rent, Class A	5,347	88,493
American Realty Capital Properties, Inc.	32,548	320,598
Annaly Capital Management, Inc.	65,396	680,118
Apartment Investment & Management Co., Class A	2,425	95,448
AvalonBay Communities, Inc.	4,643	809,043
BioMed Realty Trust, Inc.	7,276	164,874
Boston Properties, Inc.	4,826	677,957
Brandywine Realty Trust	6,411	102,448
Brixmor Property Group, Inc.	76,816	2,039,465
Camden Property Trust	3,064	239,390
CBL & Associates Properties, Inc.	5,969	118,186
Chimera Investment Corp.†	36,835	115,662
Columbia Property Trust, Inc.	3,807	102,865
Corporate Office Properties Trust	29,424	864,477
Corrections Corp. of America	4,169	167,844
DDR Corp.	116,253	2,164,631
Digital Realty Trust, Inc.	4,849	319,840
Douglas Emmett, Inc.	5,148	153,462
Duke Realty Corp.	11,809	257,082
EPR Properties	12,886	773,547
Equity Commonwealth†	4,611	122,422
Equity LifeStyle Properties, Inc.	10,320	567,084
Essex Property Trust, Inc.	2,238	514,516
Federal Realty Investment Trust	808	118,946
General Growth Properties, Inc.	20,324	600,574
HCP, Inc.	16,424	709,681
Health Care REIT, Inc.	5,472	423,314
Healthcare Trust of America, Inc.	3,959	110,298
Home Properties, Inc.	2,045	141,698
Hospitality Properties Trust	5,365	176,991
Host Hotels & Resorts, Inc.	27,133	547,544
InfraREIT, Inc.	12,190	348,512
Iron Mountain, Inc.	715	26,083
Kilroy Realty Corp.	3,100	236,127
Kimco Realty Corp.	14,713	395,044
Liberty Property Trust	5,292	188,924
Macerich Co.	5,657	477,055
Medical Properties Trust, Inc.	63,908	942,004
MFA Financial, Inc.	13,141	103,288
Mid-America Apartment Communities, Inc.	19,337	1,494,170
National Retail Properties, Inc.	4,724	193,542
NorthStar Realty Finance Corp.	6,794	123,107
Omega Healthcare Investors, Inc.	3,345	135,707
Outfront Media, Inc.	4,443	132,935
Paramount Group, Inc.	5,121	98,835
Piedmont Office Realty Trust, Inc., Class A	5,528	102,876
Plum Creek Timber Co., Inc.	19,044	827,462
Post Properties, Inc.	1,946	110,786
Prologis, Inc.	17,910	780,160
Rayonier, Inc.	3,992	107,624
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp.	7,937	$409,549
Regency Centers Corp.	3,306	224,940
Retail Properties of America, Inc., Class A	8,479	135,918
RLJ Lodging Trust	36,076	1,129,540
Senior Housing Properties Trust	8,440	187,284
SL Green Realty Corp.	3,419	438,931
Spirit Realty Capital, Inc.	14,293	172,659
Starwood Property Trust, Inc.	69,475	1,688,243
Tanger Factory Outlet Centers, Inc.	1,219	42,872
Taubman Centers, Inc.	148	11,415
Two Harbors Investment Corp.	13,121	139,345
UDR, Inc.	9,010	306,610
Urban Edge Properties	2,601	61,644
Ventas, Inc.	6,576	480,180
Vornado Realty Trust	5,203	582,736
Weingarten Realty Investors	4,377	157,484
Weyerhaeuser Co.	16,889	559,870
WP Carey, Inc.	3,560	242,080
WP GLIMCHER, Inc.	5,566	92,563
		28,859,094
Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	1,168	199,027
Realogy Holdings Corp.†	19,315	878,446
		1,077,473
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	5,893	150,389
Howard Hughes Corp.†	741	114,870
		265,259
Rental Auto/Equipment — 0.4%
Aaron's, Inc.	1,894	53,619
Hertz Global Holdings, Inc.†	65,874	1,428,148
		1,481,767
Retail-Apparel/Shoe — 1.9%
Abercrombie & Fitch Co., Class A	2,230	49,149
Ascena Retail Group, Inc.†	4,663	67,660
Burlington Stores, Inc.†	9,158	544,168
Chico's FAS, Inc.	3,075	54,397
DSW, Inc., Class A	2,691	99,244
Foot Locker, Inc.	4,467	281,421
Gap, Inc.	45,498	1,971,428
Kate Spade & Co.†	21,925	732,076
L Brands, Inc.	13,866	1,307,425
PVH Corp.	7,399	788,438
Urban Outfitters, Inc.†	16,360	746,834
		6,642,240
Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	347	9,390
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	1,393	950,249
Retail-Automobile — 0.1%
CarMax, Inc.†	2,455	169,420
Penske Automotive Group, Inc.	847	43,612
		213,032

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	16,007	$1,228,937
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	3,684	139,845
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	31,034	1,172,775
Retail-Discount — 0.1%
Big Lots, Inc.	1,344	64,553
Dollar General Corp.	2,653	199,983
Family Dollar Stores, Inc.	193	15,293
		279,829
Retail-Drug Store — 0.2%
Rite Aid Corp.†	76,457	664,411
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	901	125,050
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	10,925	91,879
Sears Holdings Corp.†	208	8,607
		100,486
Retail-Misc./Diversified — 0.3%
CST Brands, Inc.	396	17,357
Sally Beauty Holdings, Inc.†	28,892	993,018
		1,010,375
Retail-Office Supplies — 0.5%
Staples, Inc.	110,266	1,795,682
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,007	115,362
Retail-Regional Department Stores — 0.5%
Dillard's, Inc., Class A	292	39,861
Kohl's Corp.	17,711	1,385,886
Macy's, Inc.	2,954	191,744
		1,617,491
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	4,450	308,563
DineEquity, Inc.	5,207	557,201
Wendy's Co.	9,854	107,409
		973,173
Retail-Sporting Goods — 0.4%
Cabela's, Inc.†	1,582	88,560
Dick's Sporting Goods, Inc.	2,860	162,991
Vista Outdoor, Inc.†	25,696	1,100,303
		1,351,854
Retail-Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	11,709	574,561
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,163	60,150
Savings & Loans/Thrifts — 0.2%
First Niagara Financial Group, Inc.	12,740	112,622
Hudson City Bancorp, Inc.	18,952	198,617
New York Community Bancorp, Inc.	15,865	265,421
Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts (continued)
People's United Financial, Inc.	11,117	$168,978
TFS Financial Corp.	2,703	39,680
		785,318
Schools — 0.1%
Apollo Education Group, Inc.†	3,474	65,728
DeVry Education Group, Inc.	2,273	75,827
Graham Holdings Co., Class B	122	128,055
		269,610
Security Services — 0.1%
ADT Corp.	6,246	259,334
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	19,062	1,200,906
Atmel Corp.	112,165	923,118
Marvell Technology Group, Ltd.	14,546	213,826
Maxim Integrated Products, Inc.	28,483	991,493
		3,329,343
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	14,487	326,827
KLA-Tencor Corp.	521	30,369
Lam Research Corp.	4,264	299,482
Teradyne, Inc.	6,525	122,996
		779,674
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	271	37,981
Software Tools — 0.4%
VMware, Inc., Class A†	15,348	1,258,689
Steel Pipe & Tube — 0.0%
TimkenSteel Corp.	1,363	36,079
Valmont Industries, Inc.	823	101,130
		137,209
Steel-Producers — 0.6%
Carpenter Technology Corp.	4,801	186,663
Nucor Corp.	11,414	542,507
Reliance Steel & Aluminum Co.	8,863	541,352
Steel Dynamics, Inc.	8,597	172,800
United States Steel Corp.	17,710	432,124
		1,875,446
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,890	116,739
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	8,290	108,765
Telecom Services — 0.0%
Colt Group SA†(2)	31,354	62,214
Telecommunication Equipment — 0.6%
Harris Corp.	3,032	238,800
Juniper Networks, Inc.	50,096	1,131,168
Nice Systems, Ltd. ADR	12,507	762,051
Zayo Group Holdings, Inc.†	551	15,406
		2,147,425
Telephone-Integrated — 0.5%
Frontier Communications Corp.	137,120	966,696
Telephone & Data Systems, Inc.	3,083	76,767
Windstream Holdings, Inc.	72,774	538,527
		1,581,990

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television — 0.7%
AMC Networks, Inc., Class A†	15,437	$1,183,092
Liberty Media Corp., Class A†	3,400	131,070
Liberty Media Corp., Class C†	25,845	987,279
		2,301,441
Textile-Home Furnishings — 0.4%
Mohawk Industries, Inc.†	7,529	1,398,512
Theaters — 0.0%
Regal Entertainment Group, Class A	2,208	50,431
Tools-Hand Held — 0.5%
Snap-on, Inc.	1,793	263,679
Stanley Black & Decker, Inc.	16,065	1,531,958
		1,795,637
Toys — 0.1%
Hasbro, Inc.	649	41,043
Mattel, Inc.	7,756	177,224
		218,267
Transport-Equipment & Leasing — 0.0%
AMERCO	112	37,005
GATX Corp.	1,648	95,551
		132,556
Transport-Marine — 0.3%
Golar LNG, Ltd.	1,812	60,303
Kirby Corp.†	12,210	916,361
Teekay Corp.	880	40,982
Tidewater, Inc.	1,781	34,088
		1,051,734
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	1,005	96,922
Kansas City Southern	11,810	1,205,565
		1,302,487
Transport-Services — 0.1%
Ryder System, Inc.	1,905	180,765
Transport-Truck — 0.2%
Con-way, Inc.	2,041	90,069
Swift Transportation Co.†	24,952	649,251
		739,320
Veterinary Diagnostics — 0.1%
VCA, Inc.†	3,164	173,450
Water — 0.2%
American Water Works Co., Inc.	6,415	347,757
Aqua America, Inc.	6,344	167,165
		514,922
Web Portals/ISP — 0.2%
AOL, Inc.†	16,920	670,201
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,537	369,152
X-Ray Equipment — 0.1%
Hologic, Inc.†	5,820	192,206
Total Common Stocks (cost $285,939,149)		331,373,053
Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES — 0.1%
Cellular Telecom — 0.1%
T-Mobile US, Inc. Series A 5.50% (cost $307,146)	6,156	$361,111
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell Midcap Value Index Fund (cost $1,811,307)	24,137	1,816,551
Total Long-Term Investment Securities (cost $288,057,602)		333,550,715
SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
SSgA U.S. Government Money Market Fund (cost $3,527,444)	3,527,444	3,527,444
REPURCHASE AGREEMENTS — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount of $2,925,000 and collateralized by $3,080,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,985,176	$2,925,000	2,925,000
State Street Bank & Trust Co., Joint Repurchase Agreement(3)	545,000	545,000
Total Repurchase Agreements (cost $3,470,000)		3,470,000
TOTAL INVESTMENTS (cost $295,055,046)(1)	99.6%	340,548,159
Other assets less liabilities	0.4	1,473,973
NET ASSETS	100.0%	$342,022,132

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $1,878,303 representing 0.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(3)  See Note 2 for details of Joint Repurchase Agreement.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $8,454 representing 0.0% of net assets.

(6)  Security represents an investment in an affiliated company; see Note 8

CVR — Contingent Value Rights

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
4	Long	S&P Midcap 400 E-Mini Index	June 2015	$602,967	$607,920	$4,953

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Aerospace/Defense	$737,069	$516,599	$—	$1,253,668
Chemicals-Diversified	1,820,774	729,719	—	2,550,493
Chemicals-Specialty	3,240,992	569,771	—	3,810,763
Food-Retail	1,984,504	—	8,454	1,992,958
Telecom Services	—	62,214	—	62,214
Other Industries	321,702,957	—	—	321,702,957
Convertible Preferred Securities	361,111	—	—	361,111
Exchange-Traded Funds	1,816,551	—	—	1,816,551
Short-Term Investment Securities	3,527,444	—	—	3,527,444
Repurchase Agreements	—	3,470,000	—	3,470,000
Total Investments at Value	$335,191,402	$5,348,303	$8,454	$340,548,159
Other Financial Instruments:†
Open Futures Contracts	$4,953	$—	$—	$4,953

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Banks-Commercial	10.5%
Real Estate Investment Trusts	7.4
Semiconductor Equipment	2.8
Electric-Integrated	1.8
Retail-Apparel/Shoe	1.8
Medical-Biomedical/Gene	1.7
Finance-Investment Banker/Broker	1.7
Electronic Components-Misc.	1.6
Retail-Restaurants	1.6
Human Resources	1.5
Oil-Field Services	1.5
Oil Companies-Exploration & Production	1.5
Electronic Components-Semiconductors	1.5
Insurance-Property/Casualty	1.3
Gas-Distribution	1.3
Aerospace/Defense-Equipment	1.3
Computer Services	1.3
Time Deposits	1.3
Medical-Drugs	1.2
Savings & Loans/Thrifts	1.2
Medical Instruments	1.2
Engineering/R&D Services	1.2
Transport-Truck	1.2
Semiconductor Components-Integrated Circuits	1.1
Repurchase Agreements	1.1
Chemicals-Specialty	1.1
Wireless Equipment	1.0
Investment Management/Advisor Services	1.0
Telecom Services	1.0
Exchange-Traded Funds	1.0
Medical Products	1.0
Diversified Manufacturing Operations	1.0
Metal Processors & Fabrication	1.0
Auto/Truck Parts & Equipment-Original	0.9
Machinery-General Industrial	0.9
Steel-Producers	0.9
Footwear & Related Apparel	0.9
Enterprise Software/Service	0.7
Telecommunication Equipment	0.7
Building-Residential/Commercial	0.7
Circuit Boards	0.7
Food-Retail	0.7
Retail-Vitamins & Nutrition Supplements	0.7
Insurance-Reinsurance	0.6
Retail-Home Furnishings	0.6
Retail-Automobile	0.6
Distribution/Wholesale	0.6
Energy-Alternate Sources	0.6
Airlines	0.6
Transport-Services	0.6
Medical-HMO	0.6
Insurance-Life/Health	0.5
Networking Products	0.5
Food-Misc./Diversified	0.5
Finance-Consumer Loans	0.5
Real Estate Management/Services	0.5
Communications Software	0.5
Retail-Video Rentals	0.5
Computer Aided Design	0.5
Containers-Paper/Plastic	0.4
Building & Construction Products-Misc.	0.4%
Computer Software	0.4
Retail-Regional Department Stores	0.4
Non-Ferrous Metals	0.4
Paper & Related Products	0.4
Therapeutics	0.4
Entertainment Software	0.4
Medical-Outpatient/Home Medical	0.4
Schools	0.4
Office Supplies & Forms	0.4
Commercial Services-Finance	0.4
Auto/Truck Parts & Equipment-Replacement	0.4
Lasers-System/Components	0.4
Real Estate Operations & Development	0.4
Research & Development	0.4
Chemicals-Diversified	0.3
Oil Field Machinery & Equipment	0.3
Home Furnishings	0.3
Medical Information Systems	0.3
Retail-Jewelry	0.3
Tools-Hand Held	0.3
Commercial Services	0.3
Retail-Drug Store	0.3
Retail-Hair Salons	0.3
Transport-Marine	0.3
Filtration/Separation Products	0.3
Building Products-Wood	0.3
Poultry	0.3
Internet Telephone	0.3
Retail-Bookstores	0.2
Applications Software	0.2
Medical-Hospitals	0.2
Electronic Security Devices	0.2
Coal	0.2
Computers-Periphery Equipment	0.2
Transactional Software	0.2
Consumer Products-Misc.	0.2
Finance-Other Services	0.2
Data Processing/Management	0.2
Television	0.2
Linen Supply & Related Items	0.2
Computers-Integrated Systems	0.2
Telecom Equipment-Fiber Optics	0.2
Engines-Internal Combustion	0.2
Medical-Generic Drugs	0.2
Publishing-Books	0.2
Garden Products	0.2
Printing-Commercial	0.2
Chemicals-Plastics	0.2
Vitamins & Nutrition Products	0.2
Internet Application Software	0.2
Retail-Convenience Store	0.2
Apparel Manufacturers	0.2
Building & Construction-Misc.	0.2
Medical-Nursing Homes	0.2
Web Portals/ISP	0.1
Audio/Video Products	0.1
Miscellaneous Manufacturing	0.1
Office Furnishings-Original	0.1
Electronic Measurement Instruments	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Internet Content-Information/News	0.1%
Batteries/Battery Systems	0.1
Building-Heavy Construction	0.1
Independent Power Producers	0.1
Veterinary Diagnostics	0.1
Retail-Appliances	0.1
Building Products-Doors & Windows	0.1
Medical Labs & Testing Services	0.1
Retail-Pawn Shops	0.1
Retail-Leisure Products	0.1
Oil Refining & Marketing	0.1
Tobacco	0.1
Retail-Sporting Goods	0.1
Decision Support Software	0.1
Gambling (Non-Hotel)	0.1
Textile-Apparel	0.1
Food-Meat Products	0.1
Broadcast Services/Program	0.1
Drug Delivery Systems	0.1
Auction Houses/Art Dealers	0.1
Resorts/Theme Parks	0.1
Electric Products-Misc.	0.1
E-Marketing/Info	0.1
Multimedia	0.1
Disposable Medical Products	0.1
Insurance-Multi-line	0.1
Travel Services	0.1
Metal-Aluminum	0.1
Auto Repair Centers	0.1
MRI/Medical Diagnostic Imaging	0.1
Retirement/Aged Care	0.1
Financial Guarantee Insurance	0.1
Food-Wholesale/Distribution	0.1
Aerospace/Defense	0.1
Storage/Warehousing	0.1
E-Commerce/Products	0.1
Telephone-Integrated	0.1
Diversified Minerals	0.1
Instruments-Controls	0.1
Identification Systems	0.1
Health Care Cost Containment	0.1
Advertising Services	0.1
Medical Laser Systems	0.1
Protection/Safety	0.1
Building-Maintenance & Services	0.1
Machinery-Construction & Mining	0.1
Patient Monitoring Equipment	0.1
Platinum	0.1
Wire & Cable Products	0.1
Power Converter/Supply Equipment	0.1
Funeral Services & Related Items	0.1
Water	0.1
Physicians Practice Management	0.1
Machinery-Electrical	0.1
Environmental Consulting & Engineering	0.1
Rubber/Plastic Products	0.1
Consulting Services	0.1
Diagnostic Equipment	0.1
Building Products-Cement	0.1
Security Services	0.1
Casino Hotels	0.1%
Retail-Discount	0.1
Computer Graphics	0.1
Athletic Equipment	0.1
Physical Therapy/Rehabilitation Centers	0.1
Medical Imaging Systems	0.1
Agricultural Operations	0.1
Computer Data Security	0.1
Hazardous Waste Disposal	0.1
Web Hosting/Design	0.1
Transport-Air Freight	0.1
Electric-Distribution	0.1
Building Products-Air & Heating	0.1
Electric-Generation	0.1
Banks-Fiduciary	0.1
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Advertising Services — 0.1%
Marchex, Inc., Class B	46,700	$190,536
Sizmek, Inc.†	2,697	19,580
		210,116
Aerospace/Defense — 0.1%
Aerovironment, Inc.†	2,438	64,631
Cubic Corp.	2,644	136,880
National Presto Industries, Inc.	597	37,844
		239,355
Aerospace/Defense-Equipment — 1.3%
AAR Corp.	35,194	1,080,456
Curtiss-Wright Corp.	5,807	429,370
GenCorp, Inc.†	7,621	176,731
Kaman Corp.	3,298	139,934
Moog, Inc., Class A†	4,843	363,467
Triumph Group, Inc.	17,550	1,048,086
		3,238,044
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	6,834	78,933
Agricultural Operations — 0.1%
Andersons, Inc.	3,245	134,246
Airlines — 0.6%
Alaska Air Group, Inc.	14,400	952,992
Allegiant Travel Co.	1,650	317,278
Republic Airways Holdings, Inc.†	6,093	83,779
SkyWest, Inc.	6,239	91,152
		1,445,201
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	2,321	261,460
Oxford Industries, Inc.	1,762	132,943
Quiksilver, Inc.†	14,994	27,739
		422,142
Appliances — 0.0%
iRobot Corp.†	3,606	117,664
Applications Software — 0.2%
Dealertrack Technologies, Inc.†	5,417	208,663
Ebix, Inc.	3,566	108,335
Epiq Systems, Inc.	3,871	69,407
Progress Software Corp.†	6,157	167,286
Tangoe, Inc.†	4,437	61,230
		614,921
Athletic Equipment — 0.1%
Nautilus, Inc.†	9,800	149,646
Auction Houses/Art Dealers — 0.1%
Sotheby's	6,560	277,226
Audio/Video Products — 0.1%
Daktronics, Inc.	4,771	51,574
DTS, Inc.†	2,088	71,138
Universal Electronics, Inc.†	1,931	108,986
VOXX International Corp.†	14,504	132,857
		364,555
Security Description	Shares	Value (Note 2)
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,847	$250,247
Auto/Truck Parts & Equipment-Original — 0.9%
Dana Holding Corp.	73,950	1,564,782
Superior Industries International, Inc.	28,995	548,875
Titan International, Inc.	6,533	61,149
Tower International, Inc.†	9,000	239,400
		2,414,206
Auto/Truck Parts & Equipment-Replacement — 0.4%
Dorman Products, Inc.†	3,714	184,772
Douglas Dynamics, Inc.	27,100	618,964
Standard Motor Products, Inc.	2,532	107,002
		910,738
Banks-Commercial — 10.5%
1st Source Corp.	3,300	106,029
BancFirst Corp.	6,400	390,272
BancorpSouth, Inc.	14,100	327,402
Bank of the Ozarks, Inc.	8,541	315,419
BankUnited, Inc.	51,350	1,681,199
Banner Corp.	5,636	258,692
BBCN Bancorp, Inc.	14,262	206,371
Capital Bank Financial Corp., Class A†	14,500	400,345
Cardinal Financial Corp.	3,892	77,762
Cathay General Bancorp
Class B	5,500	156,475
Central Pacific Financial Corp.	37,110	852,417
Chemical Financial Corp.	2,100	65,856
Citizens & Northern Corp.	1,400	28,252
City Holding Co.	5,343	251,281
CoBiz Financial, Inc.	3,900	48,048
Columbia Banking System, Inc.	6,493	188,102
Community Bank System, Inc.	4,957	175,428
CVB Financial Corp.	35,525	566,269
East West Bancorp, Inc.	655	26,501
First BanCorp†	12,682	78,628
First Commonwealth Financial Corp.	49,000	441,000
First Financial Bancorp	10,470	186,471
First Financial Bankshares, Inc.	7,793	215,399
First Interstate BancSystem, Inc.	3,200	89,024
First Midwest Bancorp, Inc.	9,473	164,546
First Republic Bank	22,360	1,276,532
FirstMerit Corp.	115,120	2,194,187
FNB Corp.	29,583	388,721
Glacier Bancorp, Inc.	9,124	229,469
Guaranty Bancorp	2,300	39,008
Hanmi Financial Corp.	3,878	82,020
Home BancShares, Inc.	7,144	242,110
IBERIABANK Corp.	6,870	433,016
Independent Bank Corp.	3,174	139,243
LegacyTexas Financial Group, Inc.	4,404	100,103
MainSource Financial Group, Inc.	2,700	53,028
MB Financial, Inc.	7,766	243,153
National Penn Bancshares, Inc.	20,919	225,298
NBT Bancorp, Inc.	5,373	134,647
OFG Bancorp	20,621	336,535

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Old National Bancorp	13,251	$188,032
PacWest Bancorp	3,800	178,182
Pinnacle Financial Partners, Inc.	3,956	175,884
PrivateBancorp, Inc.	8,586	301,970
S&T Bancorp, Inc.	3,461	98,223
Sierra Bancorp	1,600	26,720
Signature Bank†	15,340	1,987,757
Simmons First National Corp., Class A	5,789	263,226
Southside Bancshares, Inc.	3,584	102,825
Southwest Bancorp, Inc.	8,600	152,994
Suffolk Bancorp	7,402	175,872
Susquehanna Bancshares, Inc.	30,032	411,739
SVB Financial Group†	20,010	2,542,070
Talmer Bancorp, Inc., Class A	7,028	107,634
TCF Financial Corp.	14,200	223,224
Texas Capital Bancshares, Inc.†	5,561	270,543
Tompkins Financial Corp.	24,312	1,309,201
TrustCo Bank Corp. NY	11,539	79,388
UMB Financial Corp.	6,714	355,103
Union Bankshares Corp.	21,863	485,577
United Bankshares, Inc.	7,750	291,245
United Community Banks, Inc.	5,492	103,689
Webster Financial Corp.	1,300	48,165
West Bancorporation, Inc.	6,200	123,318
Westamerica Bancorporation	4,813	207,970
Wilshire Bancorp, Inc.	21,767	217,017
Wintrust Financial Corp.	62,778	2,993,255
		26,835,081
Banks-Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	10,101	122,727
Banks-Mortgage — 0.0%
Walker & Dunlop, Inc.†	4,800	85,104
Batteries/Battery Systems — 0.1%
EnerSys	5,369	344,905
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	4,900	280,378
Building & Construction Products-Misc. — 0.4%
Drew Industries, Inc.	2,907	178,897
Gibraltar Industries, Inc.†	36,201	594,058
Quanex Building Products Corp.	4,116	81,250
Simpson Manufacturing Co., Inc.	5,092	190,288
Trex Co., Inc.†	1,300	70,889
		1,115,382
Building & Construction-Misc. — 0.2%
Aegion Corp.†	4,538	81,911
Comfort Systems USA, Inc.	4,505	94,785
Dycom Industries, Inc.†	4,134	201,905
		378,601
Security Description	Shares	Value (Note 2)
Building Products-Air & Heating — 0.1%
AAON, Inc.	5,058	$124,073
Building Products-Cement — 0.1%
Headwaters, Inc.†	8,956	164,253
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	3,524	152,237
Griffon Corp.	5,097	88,840
PGT, Inc.†	5,787	64,670
		305,747
Building Products-Wood — 0.3%
Boise Cascade Co.†	14,527	544,181
Universal Forest Products, Inc.	2,428	134,706
		678,887
Building-Heavy Construction — 0.1%
Orion Marine Group, Inc.†	3,344	29,628
Tutor Perini Corp.†	13,280	310,088
		339,716
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,328	201,610
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	3,271	69,541
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,979	71,019
Meritage Homes Corp.†	4,544	221,020
Ryland Group, Inc.	14,673	715,162
Standard Pacific Corp.†	17,875	160,875
WCI Communities, Inc.†	26,530	635,394
		1,803,470
Casino Hotels — 0.1%
Boyd Gaming Corp.†	9,563	135,794
Monarch Casino & Resort, Inc.†	1,226	23,466
		159,260
Casino Services — 0.0%
Scientific Games Corp., Class A†	5,979	62,600
Chemicals-Diversified — 0.3%
Aceto Corp.	3,325	73,150
Innophos Holdings, Inc.	2,610	147,099
Koppers Holdings, Inc.	33,591	661,071
		881,320
Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.	5,205	77,554
Chemicals-Other — 0.0%
American Vanguard Corp.	3,085	32,763
Chemicals-Plastics — 0.2%
A. Schulman, Inc.	3,537	170,483
PolyOne Corp.	8,040	300,294
		470,777
Chemicals-Specialty — 1.1%
Balchem Corp.	3,760	208,229
Calgon Carbon Corp.	6,414	135,143
H.B. Fuller Co.	6,114	262,107
Hawkins, Inc.	1,151	43,727
Kraton Performance Polymers, Inc.†	39,328	794,819

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty (continued)
Minerals Technologies, Inc.	9,700	$709,070
OM Group, Inc.	10,475	314,564
Quaker Chemical Corp.	1,617	138,480
Stepan Co.	2,326	96,901
Zep, Inc.	2,801	47,701
		2,750,741
Circuit Boards — 0.7%
Park Electrochemical Corp.	80,610	1,737,952
TTM Technologies, Inc.†	6,504	58,601
		1,796,553
Coal — 0.2%
Arch Coal, Inc.†	25,795	25,792
Cloud Peak Energy, Inc.†	57,605	335,261
SunCoke Energy, Inc.	16,258	242,895
		603,948
Commercial Services — 0.3%
Healthcare Services Group, Inc.	8,660	278,246
HMS Holdings Corp.†	15,900	245,655
Medifast, Inc.†	2,163	64,825
Nutrisystem, Inc.	3,520	70,330
Providence Service Corp.†	1,445	76,758
		735,814
Commercial Services-Finance — 0.4%
Cardtronics, Inc.†	5,445	204,732
EVERTEC, Inc.	2,100	45,906
Green Dot Corp., Class A†	4,898	77,976
Heartland Payment Systems, Inc.	8,323	389,933
MoneyGram International, Inc.†	7,200	62,208
Vantiv, Inc., Class A†	3,500	131,950
		912,705
Communications Software — 0.5%
Digi International, Inc.†	123,010	1,227,640
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	30,000	1,154,700
Computer Data Security — 0.1%
Qualys, Inc.†	1,400	65,072
Varonis Systems, Inc.†	2,606	66,870
		131,942
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	4,779	155,987
Computer Services — 1.3%
CACI International, Inc., Class A†	2,936	264,005
Ciber, Inc.†	8,602	35,440
Engility Holdings, Inc.	10,221	307,039
ExlService Holdings, Inc.†	3,831	142,513
IGATE Corp.†	4,324	184,462
Insight Enterprises, Inc.†	6,931	197,672
LivePerson, Inc.†	6,044	61,860
Manhattan Associates, Inc.†	15,721	795,640
Science Applications International Corp.	11,800	605,930
Sykes Enterprises, Inc.†	4,734	117,640
Security Description	Shares	Value (Note 2)
Computer Services (continued)
TeleTech Holdings, Inc.	2,113	$53,776
Unisys Corp.†	14,000	324,940
Virtusa Corp.†	3,273	135,437
		3,226,354
Computer Software — 0.4%
AVG Technologies NV†	39,100	846,515
Blackbaud, Inc.	5,627	266,607
		1,113,122
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,802	17,732
Mercury Systems, Inc.†	3,942	61,298
MTS Systems Corp.	1,824	137,986
NetScout Systems, Inc.†	4,558	199,868
Super Micro Computer, Inc.†	4,298	142,736
		559,620
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	5,699	237,933
Synaptics, Inc.†	4,461	362,702
		600,635
Consulting Services — 0.1%
CRA International, Inc.†	1,600	49,792
Forrester Research, Inc.	1,316	48,403
Navigant Consulting, Inc.†	5,843	75,725
		173,920
Consumer Products-Misc. — 0.2%
Central Garden & Pet Co., Class A†	5,157	54,767
CSS Industries, Inc.	4,200	126,630
Helen of Troy, Ltd.†	3,247	264,598
WD-40 Co.	1,673	148,128
		594,123
Containers-Paper/Plastic — 0.4%
Graphic Packaging Holding Co.	54,600	793,884
KapStone Paper and Packaging Corp.	10,275	337,431
		1,131,315
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	3,170	103,405
Data Processing/Management — 0.2%
CSG Systems International, Inc.	4,172	126,787
Fair Isaac Corp.	5,100	452,472
		579,259
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	25,400	197,104
Interactive Intelligence Group, Inc.†	2,084	85,819
		282,923
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	13,079	164,272
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	5,068	96,697
Direct Marketing — 0.0%
Harte-Hanks, Inc.	5,181	40,412

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,673	$155,823
Merit Medical Systems, Inc.†	5,302	102,064
		257,887
Distribution/Wholesale — 0.6%
Pool Corp.	5,301	369,798
ScanSource, Inc.†	3,483	141,584
United Stationers, Inc.	25,186	1,032,374
		1,543,756
Diversified Manufacturing Operations — 1.0%
Actuant Corp., Class A	7,495	177,931
AZZ, Inc.	3,125	145,594
Barnes Group, Inc.	5,975	241,928
Blount International, Inc.†	2,900	37,352
EnPro Industries, Inc.	2,941	193,959
Fabrinet†	3,611	68,573
Federal Signal Corp.	7,624	120,383
Harsco Corp.	63,750	1,100,325
LSB Industries, Inc.†	2,368	97,869
Lydall, Inc.†	2,105	66,771
Park-Ohio Holdings Corp.	1,600	84,272
Standex International Corp.	1,552	127,466
Tredegar Corp.	3,094	62,220
		2,524,643
Diversified Minerals — 0.1%
US Silica Holdings, Inc.	6,480	230,753
Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,439	67,853
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	6,500	68,250
Depomed, Inc.†	7,238	162,204
Revance Therapeutics, Inc.†	2,400	49,752
		280,206
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,443	45,945
FTD Cos., Inc.†	2,270	67,964
Stamps.com, Inc.†	1,779	119,709
		233,618
E-Marketing/Info — 0.1%
comScore, Inc.†	4,154	212,685
Liquidity Services, Inc.†	2,987	29,511
QuinStreet, Inc.†	4,217	25,091
		267,287
E-Services/Consulting — 0.0%
Perficient, Inc.†	4,282	88,595
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,745	272,826
Electric-Distribution — 0.1%
EnerNOC, Inc.†	11,300	128,820
Electric-Generation — 0.1%
Atlantic Power Corp.	44,000	123,640
Security Description	Shares	Value (Note 2)
Electric-Integrated — 1.8%
ALLETE, Inc.	9,611	$507,076
Avista Corp.	6,970	238,235
Cleco Corp.	11,470	625,344
El Paso Electric Co.	11,604	448,378
MGE Energy, Inc.	5,800	257,056
NorthWestern Corp.	18,916	1,017,492
PNM Resources, Inc.	4,900	143,080
Portland General Electric Co.	30,730	1,139,776
UIL Holdings Corp.	6,871	353,307
		4,729,744
Electronic Components-Misc. — 1.6%
AVX Corp.	118,300	1,688,141
Bel Fuse, Inc., Class B	10,069	191,613
Benchmark Electronics, Inc.†	20,899	502,203
CTS Corp.	4,064	73,112
Methode Electronics, Inc.	4,660	219,207
OSI Systems, Inc.†	2,262	167,976
Plexus Corp.†	4,090	166,749
Rogers Corp.†	2,238	183,986
Sanmina Corp.†	19,607	474,293
Stoneridge, Inc.†	40,100	452,729
Vishay Intertechnology, Inc.	6,100	84,302
		4,204,311
Electronic Components-Semiconductors — 1.5%
CEVA, Inc.†	2,454	52,319
Diodes, Inc.†	4,458	127,321
DSP Group, Inc.†	8,326	99,746
Entropic Communications, Inc.†	11,054	32,720
Fairchild Semiconductor International, Inc.†	48,100	874,458
Kopin Corp.†	7,368	25,935
Microsemi Corp.†	11,556	409,082
Monolithic Power Systems, Inc.	4,389	231,081
OmniVision Technologies, Inc.†	3,500	92,295
ON Semiconductor Corp. †	122,360	1,481,780
PMC-Sierra, Inc.†	20,700	192,096
QLogic Corp.†	10,614	156,450
		3,775,283
Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	1,756	105,255
ESCO Technologies, Inc.	3,174	123,723
FARO Technologies, Inc.†	2,104	130,721
		359,699
Electronic Security Devices — 0.2%
American Science & Engineering, Inc.	909	44,414
TASER International, Inc.†	23,382	563,740
		608,154
Energy-Alternate Sources — 0.6%
First Solar, Inc.†	4,800	286,992
FutureFuel Corp.	2,710	27,832
Green Plains, Inc.	4,159	118,739
Renewable Energy Group, Inc.†	3,900	35,958
REX American Resources Corp.†	13,100	796,611
Vivint Solar, Inc.†	16,600	201,524
		1,467,656

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services — 1.2%
Argan, Inc.	13,800	$499,146
EMCOR Group, Inc.	39,086	1,816,326
Exponent, Inc.	1,564	139,040
VSE Corp.	6,500	532,220
		2,986,732
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	26,369	541,619
Enterprise Software/Service — 0.7%
Inovalon Holdings, Inc., Class A†	4,800	145,008
ManTech International Corp., Class A	20,364	691,154
MedAssets, Inc.†	23,318	438,845
MicroStrategy, Inc., Class A†	1,101	186,278
Omnicell, Inc.†	4,327	151,878
Rally Software Development Corp.†	2,200	34,518
SYNNEX Corp.	3,409	263,345
		1,911,026
Entertainment Software — 0.4%
Take-Two Interactive Software, Inc.†	39,552	1,006,796
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.	7,493	179,982
Filtration/Separation Products — 0.3%
Polypore International, Inc.†	11,700	689,130
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	600	117,000
Finance-Consumer Loans — 0.5%
Encore Capital Group, Inc.†	2,916	121,276
Enova International, Inc.†	3,208	63,166
Nelnet, Inc., Class A	5,900	279,188
PRA Group, Inc.†	5,891	319,999
World Acceptance Corp.†	6,800	495,856
		1,279,485
Finance-Investment Banker/Broker — 1.7%
Cowen Group, Inc., Class A†	28,200	146,640
Evercore Partners, Inc., Class A	4,482	231,540
FBR & Co.†	3,900	90,129
FXCM, Inc., Class A	5,158	10,986
Greenhill & Co., Inc.	17,168	680,711
Interactive Brokers Group, Inc., Class A	7,106	241,746
Investment Technology Group, Inc.†	35,628	1,079,885
Piper Jaffray Cos.†	2,034	106,704
Raymond James Financial, Inc.	30,010	1,703,968
		4,292,309
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	2,400	48,072
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	3,300	79,398
Finance-Other Services — 0.2%
MarketAxess Holdings, Inc.	4,537	376,118
WageWorks, Inc.†	4,016	214,173
		590,291
Security Description	Shares	Value (Note 2)
Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†	14,400	$138,672
NMI Holdings, Inc., Class A†	13,800	103,362
		242,034
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	2,277	113,007
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	2,361	70,381
Food-Meat Products — 0.1%
Darling Ingredients, Inc.†	20,016	280,424
Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	11,321	333,177
Cal-Maine Foods, Inc.	3,645	142,374
Diamond Foods, Inc.†	3,211	104,582
J&J Snack Foods Corp.	1,817	193,874
Pinnacle Foods, Inc.	7,800	318,318
Snyder's-Lance, Inc.	6,333	202,403
		1,294,728
Food-Retail — 0.7%
Ingles Markets, Inc., Class A	800	39,584
Smart & Final Stores, Inc.†	6,600	116,160
Weis Markets, Inc.	32,340	1,609,238
		1,764,982
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,870	96,155
SpartanNash Co.	4,596	145,050
		241,205
Footwear & Related Apparel — 0.9%
Crocs, Inc.†	9,458	111,699
Iconix Brand Group, Inc.†	31,416	1,057,777
Skechers U.S.A., Inc., Class A†	4,994	359,118
Steven Madden, Ltd.†	6,809	258,742
Wolverine World Wide, Inc.	12,526	418,995
		2,206,331
Forestry — 0.0%
Deltic Timber Corp.	1,345	89,106
Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A	3,607	185,797
Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	1,300	18,265
Pinnacle Entertainment, Inc.†	7,321	264,215
		282,480
Garden Products — 0.2%
Toro Co.	6,764	474,292
Gas-Distribution — 1.3%
AGL Resources, Inc.	3,100	153,915
Laclede Group, Inc.	13,311	681,790
New Jersey Resources Corp.	24,370	756,932
Northwest Natural Gas Co.	5,753	275,856
Piedmont Natural Gas Co., Inc.	13,373	493,598
South Jersey Industries, Inc.	4,136	224,502

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Distribution (continued)
Southwest Gas Corp.	8,967	$521,610
WGL Holdings, Inc.	3,940	222,216
		3,330,419
Golf — 0.0%
Callaway Golf Co.	9,425	89,820
Hazardous Waste Disposal — 0.1%
US Ecology, Inc.	2,629	131,371
Health Care Cost Containment — 0.1%
CorVel Corp.†	1,065	36,647
ExamWorks Group, Inc.†	4,208	175,137
		211,784
Home Furnishings — 0.3%
American Woodmark Corp.†	1,527	83,573
Ethan Allen Interiors, Inc.	3,164	87,453
La-Z-Boy, Inc.	6,220	174,844
Leggett & Platt, Inc.	5,500	253,495
Select Comfort Corp.†	6,400	220,608
		819,973
Hotels/Motels — 0.0%
Marcus Corp.	2,232	47,519
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	5,725	132,076
Barrett Business Services, Inc.	8,600	368,424
CDI Corp.	1,765	24,798
Cross Country Healthcare, Inc.†	89,097	1,056,690
Heidrick & Struggles International, Inc.	1,995	49,037
Insperity, Inc.	2,740	143,275
Kelly Services, Inc., Class A	3,622	63,168
Korn/Ferry International	24,816	815,702
Monster Worldwide, Inc.†	22,536	142,878
On Assignment, Inc.†	5,636	216,253
Resources Connection, Inc.	4,575	80,063
TrueBlue, Inc.†	34,888	849,523
		3,941,887
Identification Systems — 0.1%
Brady Corp., Class A	5,796	163,969
Checkpoint Systems, Inc.	5,083	54,998
		218,967
Independent Power Producers — 0.1%
Ormat Technologies, Inc.	8,500	323,170
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,500	115,255
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,044	222,541
Insurance Brokers — 0.0%
eHealth, Inc.†	2,165	20,308
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	25,042	729,473
CNO Financial Group, Inc.	26,900	463,218
Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Primerica, Inc.	3,300	$167,970
Trupanion, Inc.†	1,022	8,176
		1,368,837
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,993	170,761
United Fire Group, Inc.	2,551	81,045
		251,806
Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	1,000	24,200
AMERISAFE, Inc.	2,296	106,190
Employers Holdings, Inc.	3,827	103,291
Global Indemnity PLC†	1,200	33,300
HCI Group, Inc.	1,085	49,769
Infinity Property & Casualty Corp.	1,394	114,378
Meadowbrook Insurance Group, Inc.	5,661	48,118
Navigators Group, Inc.†	4,320	336,269
ProAssurance Corp.	39,402	1,808,946
RLI Corp.	4,508	236,264
Safety Insurance Group, Inc.	1,532	91,537
Selective Insurance Group, Inc.	6,912	200,793
Stewart Information Services Corp.	3,481	141,468
United Insurance Holdings Corp.	2,009	45,202
Universal Insurance Holdings, Inc.	3,647	93,327
		3,433,052
Insurance-Reinsurance — 0.6%
Aspen Insurance Holdings, Ltd.	1,600	75,568
Axis Capital Holdings, Ltd.	27,070	1,396,271
Montpelier Re Holdings, Ltd.	4,505	173,172
		1,645,011
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	40,700	229,955
Intralinks Holdings, Inc.†	19,700	203,698
		433,653
Internet Content-Information/News — 0.1%
Dice Holdings, Inc.†	4,595	40,987
HealthStream, Inc.†	2,590	65,268
WebMD Health Corp.†	4,400	192,874
XO Group, Inc.†	2,940	51,950
		351,079
Internet Infrastructure Software — 0.0%
Unwired Planet, Inc.†	89,627	51,249
Internet Security — 0.0%
VASCO Data Security International, Inc.†	3,529	76,015
Internet Telephone — 0.3%
8x8, Inc.†	10,921	91,736
j2 Global, Inc.	5,569	365,772
magicJack VocalTec, Ltd.†	26,925	184,167
TeleCommunication Systems, Inc., Class A†	7,800	29,874
		671,549

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	10,190	$2,188,608
Calamos Asset Management, Inc., Class A	2,071	27,855
Federated Investors, Inc., Class B	2,000	67,780
Financial Engines, Inc.	6,315	264,157
Virtus Investment Partners, Inc.	851	111,285
		2,659,685
Lasers-System/Components — 0.4%
Coherent, Inc.†	9,105	591,461
Electro Scientific Industries, Inc.	3,250	20,085
II-VI, Inc.†	6,304	116,372
Newport Corp.†	4,815	91,774
Rofin-Sinar Technologies, Inc.†	3,414	82,721
		902,413
Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	200	33,632
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,723	342,559
UniFirst Corp.	1,905	224,200
		566,759
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	2,285	97,981
Hyster-Yale Materials Handling, Inc.	1,400	102,606
		200,587
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	4,795	182,881
Machinery-Farming — 0.0%
Lindsay Corp.	1,460	111,325
Machinery-General Industrial — 0.9%
Albany International Corp., Class A	3,478	138,250
Altra Industrial Motion Corp.	4,520	124,933
Applied Industrial Technologies, Inc.	9,797	444,196
DXP Enterprises, Inc.†	1,565	69,001
Kadant, Inc.	7,800	410,358
Manitowoc Co., Inc.	48,260	1,040,486
Tennant Co.	2,238	146,298
		2,373,522
Medical Imaging Systems — 0.1%
Analogic Corp.	1,508	137,077
Medical Information Systems — 0.3%
Computer Programs & Systems, Inc.	1,267	68,747
Medidata Solutions, Inc.†	6,612	324,253
Merge Healthcare, Inc.†	35,800	160,026
Quality Systems, Inc.	16,248	259,643
		812,669
Medical Instruments — 1.2%
Abaxis, Inc.	2,575	165,083
AngioDynamics, Inc.†	3,122	55,540
CONMED Corp.	10,450	527,621
CryoLife, Inc.	3,056	31,691
Integra LifeSciences Holdings Corp.†	3,067	189,081
Security Description	Shares	Value (Note 2)
Medical Instruments (continued)
Natus Medical, Inc.†	3,879	$153,104
NuVasive, Inc.†	12,651	581,819
SurModics, Inc.†	26,672	694,272
Thoratec Corp.†	14,400	603,216
Vascular Solutions, Inc.†	1,902	57,669
		3,059,096
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	3,004	105,861
Invitae Corp.†	11,900	199,444
Roka Bioscience, Inc.†	100	320
		305,625
Medical Laser Systems — 0.1%
Cynosure, Inc., Class A†	6,831	209,507
Medical Products — 1.0%
ABIOMED, Inc.†	4,496	321,824
Accuray, Inc.†	22,900	212,970
Cantel Medical Corp.	4,289	203,728
Cyberonics, Inc.†	3,163	205,342
Greatbatch, Inc.†	3,081	178,236
Haemonetics Corp.†	6,257	281,064
Hanger, Inc.†	4,289	97,317
Invacare Corp.	3,551	68,925
Luminex Corp.†	4,641	74,256
West Pharmaceutical Services, Inc.	8,688	523,104
Wright Medical Group, Inc.†	17,000	438,600
		2,605,366
Medical-Biomedical/Gene — 1.7%
Acorda Therapeutics, Inc.†	5,174	172,191
Alnylam Pharmaceuticals, Inc.†	4,700	490,774
ANI Pharmaceuticals, Inc.†	996	62,300
Applied Genetic Technologies Corp.†	1,100	21,989
Ardelyx, Inc.†	3,100	40,579
Atara Biotherapeutics, Inc.†	5,100	212,007
Avalanche Biotechnologies, Inc.†	4,500	182,340
Bellicum Pharmaceuticals, Inc.†	7,900	183,043
Cambrex Corp.†	3,779	149,762
Coherus Biosciences, Inc.†	6,800	207,944
Eleven Biotherapeutics, Inc.†	3,100	27,652
Emergent Biosolutions, Inc.†	3,594	103,363
Karyopharm Therapeutics, Inc.†	900	27,549
Kite Pharma, Inc.†	1,200	69,216
Ligand Pharmaceuticals, Inc.†	2,165	166,943
MacroGenics, Inc.†	4,900	153,713
Medicines Co.†	7,956	222,927
Merrimack Pharmaceuticals, Inc.†	12,800	152,064
Momenta Pharmaceuticals, Inc.†	5,879	89,361
Prothena Corp. PLC†	7,300	278,422
PTC Therapeutics, Inc.†	4,900	298,165
Repligen Corp.†	3,738	113,486
Sage Therapeutics, Inc.†	600	30,138
Spark Therapeutics, Inc.†	3,300	255,750
Spectrum Pharmaceuticals, Inc.†	7,032	42,684
Synageva BioPharma Corp.†	2,500	243,825
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	1,400	86,926

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Versartis, Inc.†	5,600	$102,872
XOMA Corp.†	30,800	112,112
		4,300,097
Medical-Drugs — 1.2%
ACADIA Pharmaceuticals, Inc.†	12,300	400,857
Adamas Pharmaceuticals, Inc.†	4,600	80,454
Auspex Pharmaceuticals, Inc.†	500	50,135
ChemoCentryx, Inc.†	7,900	59,645
Chimerix, Inc.†	4,000	150,760
Dicerna Pharmaceuticals, Inc.†	2,200	52,866
FibroGen, Inc.†	3,100	97,278
Immune Design Corp.†	7,700	162,547
Infinity Pharmaceuticals, Inc.†	10,700	149,586
Lannett Co., Inc.†	5,019	339,837
Mallinckrodt PLC†	600	75,990
Pacira Pharmaceuticals, Inc.†	4,300	382,055
PharMerica Corp.†	3,664	103,288
Prestige Brands Holdings, Inc.†	15,052	645,580
Sagent Pharmaceuticals, Inc.†	13,453	312,782
Tokai Pharmaceuticals, Inc.†	7,900	89,270
ZS Pharma Inc†	1,000	42,080
		3,195,010
Medical-Generic Drugs — 0.2%
Amphastar Pharmaceuticals, Inc.†	7,775	116,314
Impax Laboratories, Inc.†	8,061	377,819
		494,133
Medical-HMO — 0.6%
Centene Corp.†	10,200	721,038
Magellan Health, Inc.†	3,240	229,457
Molina Healthcare, Inc.†	7,039	473,654
		1,424,149
Medical-Hospitals — 0.2%
LifePoint Hospitals, Inc.†	5,930	435,558
Select Medical Holdings Corp.	11,801	175,009
		610,567
Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	2,744	128,584
Genesis Healthcare, Inc.†	2,800	19,936
Kindred Healthcare, Inc.	9,657	229,740
		378,260
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	4,342	202,294
Almost Family, Inc.†	956	42,743
Amedisys, Inc.†	4,092	109,583
Amsurg Corp.†	5,765	354,663
Chemed Corp.	2,066	246,680
LHC Group, Inc.†	1,493	49,314
		1,005,277
Metal Processors & Fabrication — 1.0%
Ampco-Pittsburgh Corp.	1,100	19,206
CIRCOR International, Inc.	2,149	117,550
Haynes International, Inc.	17,578	784,154
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication (continued)
Mueller Industries, Inc.	6,917	$249,911
RBC Bearings, Inc.	15,344	1,174,430
RTI International Metals, Inc.†	3,738	134,232
		2,479,483
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	2,119	7,734
Olympic Steel, Inc.	1,109	14,927
		22,661
Metal-Aluminum — 0.1%
Century Aluminum Co.†	6,277	86,623
Kaiser Aluminum Corp.	2,140	164,544
		251,167
Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	7,651	236,186
John Bean Technologies Corp.	3,562	127,235
		363,421
MRI/Medical Diagnostic Imaging — 0.1%
Alliance HealthCare Services, Inc.†	600	13,308
Surgical Care Affiliates, Inc.†	6,800	233,444
		246,752
Multimedia — 0.1%
Demand Media, Inc.†	27,600	157,872
E.W. Scripps Co., Class A	3,647	103,721
		261,593
Networking Products — 0.5%
Anixter International, Inc.†	3,315	252,371
Arista Networks, Inc.†	1,300	91,689
Black Box Corp.	8,207	171,772
Ixia†	7,161	86,863
LogMeIn, Inc.†	2,973	166,458
NETGEAR, Inc.†	4,219	138,721
Polycom, Inc.†	31,400	420,760
		1,328,634
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	7,797	147,519
Horsehead Holding Corp.†	65,480	828,977
Materion Corp.	2,443	93,885
		1,070,381
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	7,020	194,875
Interface, Inc.	8,088	168,069
		362,944
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	112,114	931,667
Oil & Gas Drilling — 0.0%
Paragon Offshore PLC	10,299	13,389
Oil Companies-Exploration & Production — 1.5%
Approach Resources, Inc.†	4,537	29,899
Bill Barrett Corp.†	100,728	836,042
Bonanza Creek Energy, Inc.†	4,676	115,310
Carrizo Oil & Gas, Inc.†	22,871	1,135,545
Comstock Resources, Inc.	10,282	36,707

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Contango Oil & Gas Co.†	1,909	$41,998
Isramco, Inc.†	300	37,740
Jones Energy, Inc., Class A†	20,790	186,694
Northern Oil and Gas, Inc.†	6,914	53,307
PDC Energy, Inc.†	4,786	258,635
Penn Virginia Corp.†	8,699	56,369
PetroQuest Energy, Inc.†	7,123	16,383
Rex Energy Corp.†	6,044	22,484
Stone Energy Corp.†	11,495	168,747
Swift Energy Co.†	5,348	11,552
Synergy Resources Corp.†	10,989	130,220
VAALCO Energy, Inc.†	24,200	59,290
WPX Energy, Inc.†	62,070	678,425
		3,875,347
Oil Field Machinery & Equipment — 0.3%
Flotek Industries, Inc.†	6,031	88,897
Gulf Island Fabrication, Inc.	29,522	438,697
Natural Gas Services Group, Inc.†	18,160	349,035
		876,629
Oil Refining & Marketing — 0.1%
Adams Resources & Energy, Inc.	1,100	73,931
Alon USA Energy, Inc.	5,400	89,478
Western Refining, Inc.	2,500	123,475
		286,884
Oil-Field Services — 1.5%
Basic Energy Services, Inc.†	26,619	184,470
Bristow Group, Inc.	4,224	229,997
C&J Energy Services, Ltd.†	29,562	329,025
CARBO Ceramics, Inc.	2,404	73,346
Exterran Holdings, Inc.	15,566	522,550
Frank's International NV	27,860	520,982
Gulfmark Offshore, Inc., Class A	3,053	39,811
Key Energy Services, Inc.†	91,840	167,149
Matrix Service Co.†	10,334	181,465
Newpark Resources, Inc.†	10,216	93,068
Pioneer Energy Services Corp.†	24,561	133,120
SEACOR Holdings, Inc.†	9,095	633,649
Tesco Corp.†	4,384	49,846
TETRA Technologies, Inc.†	117,733	727,590
		3,886,068
Paper & Related Products — 0.4%
Clearwater Paper Corp.†	2,323	151,692
Domtar Corp.	2,800	129,416
Neenah Paper, Inc.	2,029	126,894
P.H. Glatfelter Co.	5,237	144,174
Resolute Forest Products, Inc.†	11,900	205,275
Schweitzer-Mauduit International, Inc.	3,710	171,105
Veritiv Corp.†	992	43,777
Wausau Paper Corp.	6,083	57,971
		1,030,304
Security Description	Shares	Value (Note 2)
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	5,818	$191,878
Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp.	3,300	146,388
Physicians Practice Management — 0.1%
Healthways, Inc.†	4,315	85,005
IPC Healthcare, Inc.†	2,100	97,944
		182,949
Platinum — 0.1%
Stillwater Mining Co.†	14,645	189,213
Poultry — 0.3%
Pilgrim's Pride Corp.	10,700	241,713
Sanderson Farms, Inc.	5,406	430,588
		672,301
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	4,648	119,268
Powell Industries, Inc.	1,128	38,092
Vicor Corp.†	2,021	30,719
		188,079
Printing-Commercial — 0.2%
Deluxe Corp.	6,800	471,104
Protection/Safety — 0.1%
Landauer, Inc.	5,762	202,477
Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	14,700	345,156
Scholastic Corp.	3,258	133,383
		478,539
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc.†	33,400	105,878
Radio — 0.0%
Radio One, Inc., Class D†	9,500	29,260
Real Estate Investment Trusts — 7.4%
Acadia Realty Trust	8,281	288,841
Agree Realty Corp.	2,141	70,589
American Assets Trust, Inc.	10,600	458,768
Anworth Mtg. Asset Corp.	22,500	114,525
Ashford Hospitality Prime, Inc.	520	8,720
Ashford Hospitality Trust, Inc.	2,700	25,974
Associated Estates Realty Corp.	8,214	202,722
Aviv REIT, Inc.	2,986	108,989
BioMed Realty Trust, Inc.	22,090	500,559
Capstead Mtg. Corp.	60,143	707,883
CareTrust REIT, Inc.	3,414	46,294
CBL & Associates Properties, Inc.	6,600	130,680
Cedar Realty Trust, Inc.	8,979	67,253
Chambers Street Properties	8,000	63,040
Chesapeake Lodging Trust	7,035	237,994
CoreSite Realty Corp.	22,496	1,095,105
Corporate Office Properties Trust	15,070	442,757
Cousins Properties, Inc.	62,459	662,065
CYS Investments, Inc.	93,400	832,194
DCT Industrial Trust, Inc.	3,150	109,179
DiamondRock Hospitality Co.	30,863	436,094
EastGroup Properties, Inc.	19,605	1,179,045

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Education Realty Trust, Inc.	5,839	$206,584
Empire State Realty Trust, Inc., Class A	24,970	469,686
EPR Properties	10,832	650,245
Equity LifeStyle Properties, Inc.	2,300	126,385
FelCor Lodging Trust, Inc.	3,600	41,364
First Industrial Realty Trust, Inc.	2,500	53,575
First Potomac Realty Trust	35,020	416,388
Franklin Street Properties Corp.	16,435	210,697
GEO Group, Inc.	9,016	394,360
Getty Realty Corp.	3,167	57,639
Gladstone Commercial Corp.	1,500	27,915
Government Properties Income Trust	8,550	195,368
Healthcare Realty Trust, Inc.	12,080	335,582
Hersha Hospitality Trust	32,960	213,251
Home Properties, Inc.	3,600	249,444
Hospitality Properties Trust	6,700	221,033
Inland Real Estate Corp.	10,737	114,779
Kite Realty Group Trust	10,148	285,869
Lexington Realty Trust	25,681	252,444
LTC Properties, Inc.	14,819	681,674
Medical Properties Trust, Inc.	25,361	373,821
Mid-America Apartment Communities, Inc.	5,450	421,121
National Retail Properties, Inc.	2,500	102,425
Parkway Properties, Inc.	10,232	177,525
Pebblebrook Hotel Trust	17,490	814,509
Pennsylvania Real Estate Investment Trust	14,887	345,825
Post Properties, Inc.	10,134	576,929
Potlatch Corp.	12,100	484,484
PS Business Parks, Inc.	3,555	295,207
RAIT Financial Trust	3,200	21,952
Ramco-Gershenson Properties Trust	12,000	223,200
Retail Opportunity Investments Corp.	11,339	207,504
Sabra Health Care REIT, Inc.	7,198	238,614
Saul Centers, Inc.	4,565	261,118
Sovran Self Storage, Inc.	4,321	405,915
Strategic Hotels & Resorts, Inc.†	31,100	386,573
Summit Hotel Properties, Inc.	10,461	147,186
Taubman Centers, Inc.	2,200	169,686
Universal Health Realty Income Trust	1,616	90,900
Urstadt Biddle Properties, Inc., Class A	3,405	78,519
Washington Real Estate Investment Trust	6,670	184,292
		19,000,857
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	6,450	249,679
HFF, Inc., Class A	14,738	553,265
Jones Lang LaSalle, Inc.	2,690	458,376
		1,261,320
Security Description	Shares	Value (Note 2)
Real Estate Operations & Development — 0.4%
Alexander & Baldwin, Inc.	8,400	$362,712
Forestar Group, Inc.†	32,785	517,019
St. Joe Co.†	1,200	22,272
		902,003
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,573	57,131
Research & Development — 0.4%
Albany Molecular Research, Inc.†	2,893	50,917
Arrowhead Research Corp.†	11,400	77,121
PAREXEL International Corp.†	11,158	769,790
		897,828
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,398	275,408
Respiratory Products — 0.0%
Inogen, Inc.†	2,100	67,179
Retail-Apparel/Shoe — 1.8%
Aeropostale, Inc.†	9,615	33,364
ANN, Inc.†	1,750	71,803
Brown Shoe Co., Inc.	5,318	174,430
Buckle, Inc.	3,410	174,217
Burlington Stores, Inc.†	20,960	1,245,443
Cato Corp., Class A	6,830	270,468
Children's Place, Inc.	15,976	1,025,500
Christopher & Banks Corp.†	4,488	24,953
Express, Inc.†	36,360	601,031
Finish Line, Inc., Class A	5,672	139,077
Francesca's Holdings Corp.†	5,140	91,492
Genesco, Inc.†	2,926	208,419
Guess?, Inc.	4,700	87,373
Men's Wearhouse, Inc.	5,553	289,867
Stein Mart, Inc.	3,440	42,828
		4,480,265
Retail-Appliances — 0.1%
hhgregg, Inc.†	51,900	318,147
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	6,502	62,549
Retail-Automobile — 0.6%
Group 1 Automotive, Inc.	2,593	223,853
Lithia Motors, Inc., Class A	2,775	275,863
Rush Enterprises, Inc., Class A†	38,020	1,040,227
Sonic Automotive, Inc., Class A	4,023	100,173
		1,640,116
Retail-Bookstores — 0.2%
Barnes & Noble, Inc.†	26,513	629,684
Retail-Building Products — 0.0%
Lumber Liquidators Holdings, Inc.†	3,289	101,235
Retail-Convenience Store — 0.2%
Casey's General Stores, Inc.	4,721	425,362
Retail-Discount — 0.1%
Fred's, Inc., Class A	4,213	72,000
Tuesday Morning Corp.†	5,325	85,733
		157,733

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Drug Store — 0.3%
Rite Aid Corp.†	83,900	$729,091
Retail-Hair Salons — 0.3%
Regis Corp.†	42,713	698,785
Retail-Home Furnishings — 0.6%
Haverty Furniture Cos., Inc.	2,509	62,424
Kirkland's, Inc.†	1,792	42,560
Pier 1 Imports, Inc.	110,120	1,539,478
		1,644,462
Retail-Jewelry — 0.3%
Movado Group, Inc.	27,073	772,122
Retail-Leisure Products — 0.1%
MarineMax, Inc.†	11,111	294,553
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	3,501	81,573
Ezcorp, Inc., Class A†	5,933	54,168
First Cash Financial Services, Inc.†	3,441	160,076
		295,817
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,462	40,672
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	6,000	41,760
Dillard's, Inc., Class A	6,900	941,919
Stage Stores, Inc.	3,844	88,104
		1,071,783
Retail-Restaurants — 1.6%
Biglari Holdings, Inc.†	208	86,133
BJ's Restaurants, Inc.†	2,649	133,642
Bob Evans Farms, Inc.	3,473	160,661
Cracker Barrel Old Country Store, Inc.	2,907	442,271
Dave & Buster's Entertainment, Inc.†	3,800	115,748
DineEquity, Inc.	2,621	280,473
Jack in the Box, Inc.	6,826	654,750
Papa John's International, Inc.	3,577	221,094
Popeyes Louisiana Kitchen, Inc.†	2,809	168,034
Red Robin Gourmet Burgers, Inc.†	5,007	435,609
Ruby Tuesday, Inc.†	12,025	72,270
Ruth's Hospitality Group, Inc.	4,226	67,109
Sonic Corp.	30,878	978,833
Texas Roadhouse, Inc.	7,639	278,289
		4,094,916
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	2,210	29,327
Hibbett Sports, Inc.†	3,038	149,044
Zumiez, Inc.†	2,628	105,777
		284,148
Retail-Video Rentals — 0.5%
Outerwall, Inc.	18,005	1,190,491
Retail-Vitamins & Nutrition Supplements — 0.7%
Flex Pharma, Inc.†	4,600	90,160
GNC Holdings, Inc., Class A	20,730	1,017,221
Vitamin Shoppe, Inc.†	14,592	601,045
		1,708,426
Security Description	Shares	Value (Note 2)
Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	6,470	$244,307
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,925	173,985
Satellite Telecom — 0.0%
Iridium Communications, Inc.†	9,593	93,148
Savings & Loans/Thrifts — 1.2%
Astoria Financial Corp.	12,287	159,117
Bank Mutual Corp.	5,274	38,606
BankFinancial Corp.	1,200	15,768
Beneficial Bancorp, Inc.†	4,399	49,665
BofI Holding, Inc.†	1,612	149,980
Brookline Bancorp, Inc.	8,510	85,526
Capitol Federal Financial, Inc.	1,200	15,000
Charter Financial Corp.	8,400	96,600
Dime Community Bancshares, Inc.	3,672	59,119
Flushing Financial Corp.	7,500	150,525
Northfield Bancorp, Inc.	61,000	904,020
Northwest Bancshares, Inc.	11,510	136,393
OceanFirst Financial Corp.	4,300	74,261
Oritani Financial Corp.	4,559	66,333
Provident Financial Services, Inc.	6,547	122,102
Sterling Bancorp	10,924	146,491
Westfield Financial, Inc.	103,140	797,272
		3,066,778
Schools — 0.4%
American Public Education, Inc.†	2,093	62,748
Capella Education Co.	1,321	85,707
Career Education Corp.†	7,302	36,729
Strayer Education, Inc.†	14,425	770,439
Universal Technical Institute, Inc.	2,625	25,200
		980,823
Security Services — 0.1%
Brink's Co.	5,903	163,100
Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	1,597	26,366
ION Geophysical Corp.†	15,591	33,833
		60,199
Semiconductor Components-Integrated Circuits — 1.1%
Cirrus Logic, Inc.†	7,623	253,541
Emulex Corp.†	57,800	460,666
Exar Corp.†	145,715	1,464,436
Integrated Device Technology, Inc.†	20,600	412,412
Micrel, Inc.	5,416	81,673
Pericom Semiconductor Corp.	2,472	38,242
Power Integrations, Inc.	3,564	185,613
		2,896,583
Semiconductor Equipment — 2.8%
Brooks Automation, Inc.	41,180	478,923
Cabot Microelectronics Corp.†	2,879	143,864
Cohu, Inc.	3,123	34,166
Kulicke & Soffa Industries, Inc.†	9,329	145,812
MKS Instruments, Inc.	6,465	218,582
Nanometrics, Inc.†	2,899	48,761
Photronics, Inc.†	200	1,700

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Rudolph Technologies, Inc.†	181,252	$1,997,397
Teradyne, Inc.	79,930	1,506,680
Tessera Technologies, Inc.	5,722	230,482
Ultra Clean Holdings, Inc.†	40,504	289,604
Ultratech, Inc.†	3,329	57,725
Veeco Instruments, Inc.†	62,779	1,917,898
		7,071,594
Steel-Producers — 0.9%
AK Steel Holding Corp.†	21,604	96,570
Carpenter Technology Corp.	11,845	460,534
Commercial Metals Co.	37,180	601,944
Steel Dynamics, Inc.	39,210	788,121
Worthington Industries, Inc.	14,800	393,828
		2,340,997
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	5,609	239,168
Telecom Equipment-Fiber Optics — 0.2%
Harmonic, Inc.†	74,571	552,571
Telecom Services — 1.0%
Consolidated Communications Holdings, Inc.	13,192	269,117
EarthLink Holdings Corp.	70,900	314,796
FairPoint Communications, Inc.†	6,900	121,440
Lumos Networks Corp.	2,485	37,921
NeuStar, Inc., Class A†	22,700	558,874
Qorvo, Inc.†	12,227	974,492
Spok Holdings, Inc.	2,635	50,513
Vonage Holdings Corp.†	58,600	287,726
		2,614,879
Telecommunication Equipment — 0.7%
ADTRAN, Inc.	6,494	121,243
Comtech Telecommunications Corp.	1,975	57,176
Plantronics, Inc.	32,360	1,713,462
		1,891,881
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,219	84,379
Cincinnati Bell, Inc.†	25,467	89,899
General Communication, Inc., Class A†	3,748	59,068
		233,346
Television — 0.2%
Sinclair Broadcast Group, Inc., Class A	18,200	571,662
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,461	33,837
Unifi, Inc.†	6,846	247,072
		280,909
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	600	56,580
Anika Therapeutics, Inc.†	1,805	74,312
Calithera Biosciences, Inc.†	4,600	75,532
Cara Therapeutics, Inc.†	3,700	37,185
Egalet Corp.†	1,700	21,981
Security Description	Shares	Value (Note 2)
Therapeutics (continued)
Mirati Therapeutics, Inc.†	6,700	$196,444
Neurocrine Biosciences, Inc.†	8,500	337,535
Xencor, Inc.†	11,600	177,712
Zafgen Inc†	1,200	47,532
		1,024,813
Tobacco — 0.1%
Universal Corp.	6,049	285,271
Tools-Hand Held — 0.3%
Snap-on, Inc.	5,150	757,359
Transactional Software — 0.2%
ACI Worldwide, Inc.†	12,000	259,920
Bottomline Technologies de, Inc.†	4,589	125,601
Synchronoss Technologies, Inc.†	4,444	210,912
		596,433
Transport-Air Freight — 0.1%
Atlas Air Worldwide Holdings, Inc.†	3,015	129,705
Transport-Marine — 0.3%
Diana Shipping, Inc.†	47,560	291,067
Hornbeck Offshore Services, Inc.†	3,846	72,344
Tidewater, Inc.	17,130	327,868
		691,279
Transport-Services — 0.6%
Era Group, Inc.†	2,355	49,078
Hub Group, Inc., Class A†	4,166	163,682
Matson, Inc.	25,672	1,082,332
UTi Worldwide, Inc.†	11,149	137,133
		1,432,225
Transport-Truck — 1.2%
ArcBest Corp.	10,337	391,669
Celadon Group, Inc.	4,776	130,003
Forward Air Corp.	3,704	201,127
Heartland Express, Inc.	6,721	159,691
Knight Transportation, Inc.	7,396	238,521
Old Dominion Freight Line, Inc.†	13,940	1,077,562
P.A.M. Transportation Services, Inc.†	300	17,181
Roadrunner Transportation Systems, Inc.†	3,374	85,261
Saia, Inc.†	2,999	132,855
Swift Transportation Co.†	7,800	202,956
USA Truck, Inc.†	11,600	321,204
		2,958,030
Travel Services — 0.1%
Interval Leisure Group, Inc.	9,588	251,301
Veterinary Diagnostics — 0.1%
Neogen Corp.†	4,491	209,864
Phibro Animal Health Corp., Class A	3,100	109,771
		319,635
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	1,100	47,036
USANA Health Sciences, Inc.†	3,500	388,920
		435,956

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Water — 0.1%
American States Water Co.	4,645	$185,289
Web Hosting/Design — 0.1%
NIC, Inc.	7,388	130,546
Web Portals/ISP — 0.1%
Blucora, Inc.†	27,288	372,754
Wire & Cable Products — 0.1%
Encore Wire Corp.	2,266	85,836
General Cable Corp.	5,939	102,329
		188,165
Wireless Equipment — 1.0%
Aruba Networks, Inc.†	9,300	227,757
CalAmp Corp.†	4,368	70,718
InterDigital, Inc.	32,920	1,670,361
Ubiquiti Networks, Inc.	13,100	387,105
ViaSat, Inc.†	5,326	317,483
		2,673,424
Total Common Stocks (cost $202,793,483)		248,146,904
EXCHANGE-TRADED FUNDS — 1.0%
iShares Core S&P Small-Cap ETF	10,076	1,189,270
iShares Russell 2000 Value ETF	13,729	1,416,970
Total Exchange-Traded Funds (cost $2,520,908)		2,606,240
Total Long-Term Investment Securities (cost $205,314,391)		250,753,144
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Time Deposits — 1.3%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 04/01/2015 (cost $3,214,000)	$3,214,000	$3,214,000
REPURCHASE AGREEMENTS — 1.1%
Agreement with State Street Bank and Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount $1,971,000 collateralized by $2,075,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,011,117	1,971,000	1,971,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	893,000	893,000
Total Repurchase Agreements (cost $2,864,000)		2,864,000
TOTAL INVESTMENTS (cost $211,392,391)(4)	100.1%	256,831,144
Liabilities in excess of other assets	(0.1)	(269,837)
NET ASSETS	100.0%	$256,561,307

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

CVR — Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
36	Long	Russell 2000 Mini Index	June 2015	$4,444,792	$4,496,040	$51,248

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$4,300,097	$—	$0	$4,300,097
Other Industries	243,846,807	—	—	243,846,807
Exchange-Traded Funds	2,606,240	—	—	2,606,240
Short-Term Investment Securities	—	3,214,000	—	3,214,000
Repurchase Agreements	—	2,864,000	—	2,864,000
Total Investment at Value	$250,753,144	$6,078,000	$0	$256,831,144
Other Financial Instruments:†
Open Futures Contracts	$51,248	$—	$—	$51,248

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Medical-Drugs	8.7%
Banks-Commercial	8.5
Diversified Banking Institutions	5.4
Auto-Cars/Light Trucks	4.3
Insurance-Life/Health	4.1
Oil Companies-Integrated	2.9
Food-Misc./Diversified	2.4
Telephone-Integrated	2.3
Chemicals-Diversified	2.2
Auto/Truck Parts & Equipment-Original	2.0
Insurance-Multi-line	1.9
Cosmetics & Toiletries	1.7
Real Estate Management/Services	1.6
Brewery	1.6
Electronic Components-Semiconductors	1.5
Chemicals-Specialty	1.5
Transport-Services	1.4
Real Estate Investment Trusts	1.3
Cable/Satellite TV	1.2
Repurchase Agreements	1.2
Cellular Telecom	1.2
Metal-Diversified	1.2
Beverages-Wine/Spirits	1.2
Electric-Integrated	1.1
Retail-Jewelry	1.1
Diversified Minerals	1.1
Oil Companies-Exploration & Production	1.1
Building-Residential/Commercial	1.0
Soap & Cleaning Preparation	1.0
Semiconductor Components-Integrated Circuits	0.9
Machinery-Electrical	0.9
Diversified Operations	0.8
Optical Supplies	0.8
Power Converter/Supply Equipment	0.8
Real Estate Operations & Development	0.8
Food-Retail	0.8
Exchange-Traded Funds	0.7
Consumer Products-Misc.	0.7
Steel-Producers	0.7
Steel-Specialty	0.7
Import/Export	0.7
Gas-Distribution	0.7
Advertising Agencies	0.6
Diversified Manufacturing Operations	0.6
Electronic Measurement Instruments	0.6
Insurance-Property/Casualty	0.6
Electronic Components-Misc.	0.6
E-Commerce/Products	0.6
Finance-Investment Banker/Broker	0.6
Transport-Rail	0.5
Retail-Major Department Stores	0.5
Insurance-Reinsurance	0.5
Dialysis Centers	0.5
Retail-Apparel/Shoe	0.5
Rubber-Tires	0.5
Machinery-General Industrial	0.4
Aerospace/Defense	0.4
Tobacco	0.4
Water	0.4
Audio/Video Products	0.4
Food-Catering	0.4%
Transport-Marine	0.4
Semiconductor Equipment	0.4
Internet Application Software	0.4
Electric Products-Misc.	0.4
Web Portals/ISP	0.3
Applications Software	0.3
Finance-Other Services	0.3
Satellite Telecom	0.3
Registered Investment Companies	0.3
Retail-Building Products	0.3
Medical-Biomedical/Gene	0.3
Wireless Equipment	0.3
Multimedia	0.3
Investment Management/Advisor Services	0.2
Building & Construction-Misc.	0.2
Distribution/Wholesale	0.2
Office Automation & Equipment	0.2
Machine Tools & Related Products	0.2
Industrial Gases	0.2
Retail-Convenience Store	0.2
Recycling	0.2
Building Products-Cement	0.2
Pipelines	0.2
Investment Companies	0.2
Telecom Services	0.2
Enterprise Software/Service	0.2
Building & Construction Products-Misc.	0.2
E-Commerce/Services	0.2
Machinery-Construction & Mining	0.2
Medical-Generic Drugs	0.2
Finance-Leasing Companies	0.2
Public Thoroughfares	0.2
Human Resources	0.1
Apparel Manufacturers	0.1
Medical Products	0.1
Casino Hotels	0.1
Medical Instruments	0.1
Internet Content-Information/News	0.1
Aerospace/Defense-Equipment	0.1
Engineering/R&D Services	0.1
Telecommunication Equipment	0.1
Retail-Misc./Diversified	0.1
Oil-Field Services	0.1
Finance-Credit Card	0.1
Instruments-Scientific	0.1
Textile-Apparel	0.1
Agricultural Chemicals	0.1
Building-Heavy Construction	0.1
Medical Labs & Testing Services	0.1
E-Marketing/Info	0.1
Industrial Automated/Robotic	0.1
Networking Products	0.1
Machinery-Farming	0.1
Metal Processors & Fabrication	0.1
Gold Mining	0.1
Metal-Copper	0.1
Publishing-Periodicals	0.1
Photo Equipment & Supplies	0.1
Athletic Footwear	0.1

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Industry Allocation*
Diversified Operations/Commercial Services	0.1%
Auto-Heavy Duty Trucks	0.1
Transactional Software	0.1
Electronics-Military	0.1
Resorts/Theme Parks	0.1
Toys	0.1
Building Products-Air & Heating	0.1
Computers-Periphery Equipment	0.1
98.9%

*  Calculated as a percentage of net assets

Country Allocation*
United Kingdom	19.4%
Japan	18.8
Germany	10.2
France	8.8
Switzerland	8.1
Australia	3.9
Netherlands	2.9
Hong Kong	2.9
Jersey	2.6
United States	2.3
Italy	2.2
Spain	2.0
Sweden	2.0
Denmark	1.9
Luxembourg	1.6
Singapore	1.4
Cayman Islands	1.2
Norway	0.9
Taiwan	0.9
China	0.9
Canada	0.8
Finland	0.6
Belgium	0.6
India	0.4
Thailand	0.3
Ireland	0.3
South Korea	0.2
Israel	0.2
Turkey	0.2
Bermuda	0.1
Mexico	0.1
Brazil	0.1
Austria	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 94.8%
Australia — 3.9%
AGL Energy, Ltd.(1)	11,822	$136,636
ALS, Ltd.(1)	7,095	26,635
Alumina, Ltd.(1)	44,387	54,140
Amcor, Ltd.(1)	21,185	226,037
AMP, Ltd.(1)	52,593	257,127
APA Group(1)	19,869	136,864
Asciano, Ltd.(1)	17,430	84,001
ASX, Ltd.(1)	3,387	106,573
Aurizon Holdings, Ltd.(1)	37,944	139,855
AusNet Services(1)	28,643	31,793
Australia & New Zealand Banking Group, Ltd.(1)	156,643	4,365,691
Bank of Queensland, Ltd.(1)	6,539	68,553
Beach Energy, Ltd.(1)	482,357	370,027
Bendigo and Adelaide Bank, Ltd.(1)	8,086	77,123
BGP Holdings PLC†(3)(4)	98,723	0
BHP Billiton, Ltd.(1)	96,861	2,255,836
Boral, Ltd.(1)	14,038	68,233
Brambles, Ltd.(1)	27,596	241,634
Caltex Australia, Ltd.(1)	2,382	63,321
Challenger, Ltd.†(1)	83,780	456,201
Coca-Cola Amatil, Ltd.(1)	10,087	82,665
Cochlear, Ltd.(1)	1,028	70,713
Commonwealth Bank of Australia(1)	28,756	2,040,494
Computershare, Ltd.(1)	8,235	79,573
Crown Resorts, Ltd.(1)	6,324	64,159
CSL, Ltd.(1)	24,535	1,718,237
Dexus Property Group(1)	16,330	93,999
Federation Centres(1)	25,404	58,682
Flight Centre Travel Group, Ltd.(1)	1,022	30,748
Fortescue Metals Group, Ltd.(1)	27,662	40,988
Goodman Group(1)	31,240	150,518
GPT Group(1)	29,247	101,596
Harvey Norman Holdings, Ltd.†(1)	9,925	33,568
Healthscope, Ltd.(1)	20,031	46,591
Iluka Resources, Ltd.(1)	7,474	48,152
Incitec Pivot, Ltd.(1)	29,618	91,544
Insurance Australia Group, Ltd.(1)	41,737	193,451
Leighton Holdings, Ltd.(1)	1,826	29,289
Lend Lease Group(1)	9,762	123,323
Macquarie Group, Ltd.(1)	36,178	2,102,077
Medibank Private, Ltd.†(1)	48,538	85,664
Mirvac Group(1)	64,836	99,014
National Australia Bank, Ltd.(1)	41,966	1,228,656
Newcrest Mining, Ltd.†(1)	13,598	137,843
Novion Property Group(1)	36,685	69,918
Orica, Ltd.(1)	6,578	99,822
Origin Energy, Ltd.(1)	19,673	168,605
Platinum Asset Management, Ltd.(1)	4,047	24,051
Qantas Airways, Ltd.†(1)	9,707	23,040
QBE Insurance Group, Ltd.(1)	72,653	719,006
Ramsay Health Care, Ltd.(1)	2,328	118,891
REA Group, Ltd.(1)	939	34,482
Rio Tinto, Ltd.(1)	26,414	1,145,110
Santos, Ltd.(1)	17,561	94,723
Scentre Group(1)	370,558	1,052,844
Security Description	Shares	Value (Note 2)
Australia (continued)
Seek, Ltd.(1)	5,813	$75,630
Sonic Healthcare, Ltd.(1)	6,760	105,021
Stockland†(1)	41,242	140,942
Suncorp Group, Ltd.(1)	22,764	233,562
Sydney Airport(1)	18,883	74,310
Tabcorp Holdings, Ltd.(1)	14,405	51,944
Tatts Group, Ltd.(1)	24,995	75,685
Telstra Corp., Ltd.(1)	190,989	916,573
Toll Holdings, Ltd.(1)	131,924	888,268
TPG Telecom, Ltd.(1)	4,982	34,637
Transurban Group(1)	31,603	228,883
Treasury Wine Estates, Ltd.(1)	11,535	44,834
Wesfarmers, Ltd.(1)	19,944	666,401
Westfield Corp.(1)	34,959	253,612
Westpac Banking Corp.(1)	55,106	1,648,649
Woodside Petroleum, Ltd.†(1)	13,190	345,059
Woolworths, Ltd.(1)	22,309	499,651
WorleyParsons, Ltd.(1)	29,763	216,246
		27,968,223
Austria — 0.1%
Andritz AG(1)	1,278	76,425
Erste Group Bank AG(1)	4,938	121,664
IMMOFINANZ AG†(1)	17,294	50,824
OMV AG(1)	2,600	71,359
Raiffeisen Bank International AG(1)	2,059	28,788
Vienna Insurance Group AG Wiener Versicherung Gruppe†(1)	708	31,356
Voestalpine AG(1)	1,987	72,639
		453,055
Belgium — 0.6%
Ageas(1)	3,871	138,983
Anheuser-Busch InBev NV(1)	14,227	1,740,325
Belgacom SA(1)	2,676	93,715
Colruyt SA(1)	1,222	53,172
Delhaize Group SA(1)	1,821	163,868
Groupe Bruxelles Lambert SA(1)	1,429	118,349
KBC Groep NV†(1)	4,431	274,173
Solvay SA(1)	1,059	153,170
Telenet Group Holding NV†(1)	927	50,995
UCB SA(1)	2,237	161,201
Umicore SA(1)	31,765	1,324,699
		4,272,650
Bermuda — 0.1%
Cheung Kong Infrastructure Holdings, Ltd.(1)	10,000	86,076
First Pacific Co., Ltd.(1)	42,000	42,032
Kerry Properties, Ltd.(1)	148,500	516,753
Li & Fung, Ltd.(1)	102,000	99,497
Noble Group, Ltd.(1)	79,000	52,643
NWS Holdings, Ltd.(1)	26,000	43,706
Seadrill, Ltd.(1)	6,985	65,369
Shangri-La Asia, Ltd.(1)	20,000	27,443
Yue Yuen Industrial Holdings, Ltd.(1)	13,000	46,139
		979,658

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Brazil — 0.1%
Lojas Renner SA	21,300	$605,854
Canada — 0.8%
Agnico Eagle Mines, Ltd.	15,000	416,762
MEG Energy Corp.†	54,926	887,281
National Bank of Canada	23,600	861,604
Prairiesky Royalty, Ltd.	66,179	1,561,272
Sun Life Financial, Inc.	56,600	1,744,185
		5,471,104
Cayman Islands — 1.2%
Alibaba Group Holding, Ltd. ADR†	38,461	3,201,494
ASM Pacific Technology, Ltd.(1)	4,200	43,754
Baidu, Inc. ADR†	8,200	1,708,880
HKT Trust & HKT, Ltd.(1)	46,000	59,201
MGM China Holdings, Ltd.(1)	17,200	32,410
Sands China, Ltd.(1)	43,600	180,388
Tencent Holdings, Ltd.(1)	131,300	2,483,865
WH Group, Ltd.*†(1)	64,000	36,419
Wynn Macau, Ltd.(1)	325,600	702,336
		8,448,747
China — 0.9%
China Oilfield Services, Ltd., Class H(1)	322,000	533,632
Dalian Wanda Commercial Properties Co., Ltd. Class H*†(1)	327,537	2,027,045
Ping An Insurance Group Co. of China, Ltd.(1)	119,500	1,441,303
Travelsky Technology, Ltd.(1)	2,004,000	2,300,653
		6,302,633
Denmark — 1.9%
AP Moeller - Maersk A/S, Series A(1)	71	144,285
AP Moeller - Maersk A/S, Series B(1)	882	1,844,370
Carlsberg A/S, Class B(1)	1,903	157,139
Coloplast A/S, Class B(1)	1,965	148,699
Danske Bank A/S(1)	67,447	1,779,990
DSV A/S(1)	3,129	97,361
GN Store Nord A/S(1)	46,846	1,045,966
ISS A/S†(1)	2,161	68,080
Novo Nordisk A/S, Class B(1)	146,422	7,834,538
Novozymes A/S, Class B(1)	4,228	193,371
Pandora A/S(1)	2,041	186,070
TDC A/S(1)	14,205	101,755
Tryg A/S(1)	370	43,595
Vestas Wind Systems A/S(1)	3,972	164,454
William Demant Holding A/S†(1)	380	32,272
		13,841,945
Finland — 0.6%
Elisa Oyj(1)	2,553	64,210
Fortum Oyj†(1)	7,885	165,282
Kone Oyj, Class B(1)	5,543	245,716
Metso Oyj(1)	1,979	57,775
Neste Oil Oyj(1)	2,254	59,105
Nokia Oyj†(1)	66,323	506,638
Nokian Renkaat Oyj(1)	2,017	60,123
Security Description	Shares	Value (Note 2)
Finland (continued)
Orion Oyj, Class B(1)	1,818	$51,270
Outokumpu Oyj†(1)	315,661	2,509,733
Sampo Oyj, Class A(1)	7,960	402,223
Stora Enso Oyj, Class R(1)	9,785	100,812
UPM-Kymmene Oyj(1)	9,453	184,047
Wartsila Oyj Abp(1)	2,625	116,275
		4,523,209
France — 8.8%
Accor SA(1)	3,071	160,398
Aeroports de Paris(1)	515	61,605
Air Liquide SA(1)	6,084	782,585
Alcatel-Lucent†(1)	235,509	891,265
Alstom SA†(1)	3,835	118,056
Arkema SA(1)	1,164	91,876
AtoS(1)	1,436	98,599
AXA SA(1)	167,523	4,224,371
BNP Paribas SA(1)	135,427	8,236,379
Bollore SA†(1)	9,598	51,153
Bouygues SA(1)	34,484	1,354,708
Bureau Veritas SA(1)	3,939	84,659
Cap Gemini SA(1)	2,516	206,582
Carrefour SA(1)	11,067	368,963
Casino Guichard Perrachon SA(1)	990	87,577
Christian Dior SE(1)	971	182,395
Cie de Saint-Gobain(1)	7,956	349,041
Cie Generale des Etablissements Michelin(1)	3,291	327,676
CNP Assurances(1)	2,981	52,146
Credit Agricole SA(1)	18,236	268,108
Danone SA(1)	10,273	691,344
Dassault Systemes(1)	2,250	152,445
Edenred(1)	3,660	91,237
Electricite de France SA(1)	4,285	102,921
Essilor International SA(1)	50,216	5,765,984
Eurazeo SA(1)	681	46,718
Eutelsat Communications SA(1)	51,034	1,689,713
Fonciere Des Regions(1)	520	51,445
GDF Suez(1)	101,906	2,016,462
Gecina SA†(1)	509	68,852
Groupe Eurotunnel SE(1)	8,272	118,567
Hermes International(1)	472	166,615
ICADE(1)	666	60,151
Iliad SA(1)	466	108,873
Imerys SA(1)	626	45,994
JCDecaux SA(1)	1,178	39,565
Kering(1)	10,280	2,009,361
Klepierre(1)	3,097	152,140
L'Oreal SA(1)	17,852	3,286,992
Lafarge SA(1)	3,313	214,845
Lagardere SCA(1)	2,074	62,117
Legrand SA(1)	32,980	1,777,420
LVMH Moet Hennessy Louis Vuitton SE(1)	4,954	874,292
Natixis SA(1)	16,537	123,492
Numericable SFR SA†(1)	1,721	93,851
Orange SA(1)	32,809	527,857

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Pernod Ricard SA(1)	16,462	$1,942,584
Peugeot SA†(1)	6,942	116,352
Publicis Groupe SA(1)	3,340	257,880
Remy Cointreau SA(1)	444	32,700
Renault SA(1)	3,405	310,315
Rexel SA(1)	4,907	92,570
Safran SA(1)	4,806	335,872
Sanofi(1)	21,129	2,079,116
Schneider Electric SE(1)	71,386	5,552,667
SCOR SE(1)	2,735	92,378
Societe BIC SA(1)	501	71,355
Societe Generale SA(1)	70,379	3,402,644
Sodexo SA(1)	1,664	162,367
Suez Environnement Co.(1)	144,270	2,477,388
Technip SA(1)	1,821	110,366
Thales SA(1)	1,647	91,419
Total SA(1)	86,708	4,313,839
Unibail-Rodamco SE (Euronext Amsterdam)(1)	2,117	571,341
Unibail-Rodamco SE (Euronext Paris)	3,954	1,067,349
Valeo SA(1)	1,336	199,721
Vallourec SA(1)	1,914	46,765
Veolia Environnement SA(1)	7,443	140,897
Vinci SA(1)	8,370	479,004
Vivendi SA(1)	21,528	535,259
Wendel SA(1)	551	65,684
Zodiac Aerospace(1)	3,252	107,776
		62,993,003
Germany — 8.3%
adidas AG(1)	3,696	293,027
Allianz SE(1)	15,975	2,775,844
Axel Springer SE(1)	693	40,983
BASF SE†(1)	32,404	3,224,401
Bayer AG(1)	78,088	11,733,133
Bayerische Motoren Werke AG(1)	21,622	2,706,005
Beiersdorf AG(1)	1,786	155,342
Brenntag AG(1)	96,652	5,794,347
Celesio AG(1)	904	26,725
Commerzbank AG†(1)	76,878	1,059,990
Continental AG(1)	1,948	461,404
Daimler AG(1)	17,056	1,642,731
Deutsche Annington Immobilien SE(1)	6,058	204,689
Deutsche Bank AG(1)	160,294	5,576,955
Deutsche Boerse AG(1)	3,429	280,414
Deutsche Lufthansa AG(1)	4,080	57,377
Deutsche Post AG(1)	17,100	534,931
Deutsche Telekom AG(1)	56,161	1,028,358
Deutsche Wohnen AG (1)	5,147	131,984
E.ON SE(1)	105,451	1,571,168
Fraport AG Frankfurt Airport Services Worldwide(1)	628	37,590
Fresenius Medical Care AG & Co. KGaA(1)	3,830	318,762
Fresenius SE & Co. KGaA(1)	49,144	2,934,702
Security Description	Shares	Value (Note 2)
Germany (continued)
GEA Group AG†(1)	3,256	$157,477
Hannover Rueck SE(1)	1,058	109,436
HeidelbergCement AG(1)	2,505	198,742
Hella KGaA Hueck & Co.†(1)	29,301	1,410,268
Henkel AG & Co. KGaA(1)	2,050	212,020
Hugo Boss AG†(1)	1,000	121,768
Infineon Technologies AG(1)	19,933	238,669
K+S AG(1)	3,069	100,362
Kabel Deutschland Holding AG†(1)	381	49,570
LANXESS AG(1)	1,624	86,646
Linde AG(1)	3,301	672,972
MAN SE(1)	637	67,130
Merck KGaA(1)	2,286	256,558
Metro AG(1)	2,865	97,324
Muenchener Rueckversicherungs- Gesellschaft AG(1)	12,830	2,768,755
OSRAM Licht AG(1)	1,577	78,256
ProSiebenSat.1 Media AG(1)	3,883	190,819
RWE AG(1)	8,652	221,216
SAP SE(1)	16,289	1,182,836
Siemens AG(1)	31,837	3,446,820
Symrise AG(1)	2,204	139,405
Telefonica Deutschland Holding AG(1)	202,610	1,171,182
ThyssenKrupp AG(1)	129,043	3,388,473
TUI AG(1)	8,034	141,280
United Internet AG(1)	2,173	99,076
Volkswagen AG(1)	529	136,534
		59,334,456
Guernsey — 0.0%
Friends Life Group, Ltd.(1)	24,954	152,849
Hong Kong — 2.9%
AIA Group, Ltd.(1)	1,662,400	10,408,424
Bank of East Asia, Ltd.(1)	22,800	90,826
BOC Hong Kong Holdings, Ltd.(1)	65,000	231,229
Cathay Pacific Airways, Ltd.(1)	20,000	46,205
CK Hutchison Holdings, Ltd.(1)	25,000	511,771
CLP Holdings, Ltd.(1)	32,500	283,173
Galaxy Entertainment Group, Ltd.(1)	44,000	198,939
Hang Lung Properties, Ltd.(1)	42,000	117,709
Hang Seng Bank, Ltd.(1)	13,100	236,316
Henderson Land Development Co., Ltd.(1)	18,500	129,639
Hong Kong & China Gas Co., Ltd.(1)	108,700	250,461
Hong Kong Exchanges and Clearing, Ltd.(1)	19,600	478,933
Hutchison Whampoa, Ltd.(1)	270,000	3,731,392
Hysan Development Co., Ltd.(1)	11,000	48,089
Link REIT(1)	40,000	245,378
Melco International Development(1)	1,004,000	1,694,703
MTR Corp., Ltd.(1)	24,500	116,076
New World Development Co., Ltd.(1)	96,000	111,224
PCCW, Ltd.(1)	71,000	43,266
Power Assets Holdings, Ltd.(1)	24,000	244,033
Sino Land Co., Ltd.(1)	58,000	94,207
SJM Holdings, Ltd.(1)	38,000	49,522

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hong Kong (continued)
Sun Hung Kai Properties, Ltd.(1)	30,000	$462,224
Swire Pacific, Ltd., Class A(1)	11,000	148,985
Swire Properties, Ltd.(1)	20,600	66,934
Techtronic Industries Co., Ltd.(1)	25,000	84,526
Wharf Holdings, Ltd.(1)	29,000	201,784
Wheelock & Co., Ltd.(1)	18,000	91,999
		20,417,967
India — 0.4%
ICICI Bank, Ltd. ADR	301,503	3,123,571
Ireland — 0.3%
Bank of Ireland†(1)(ISE)	422,012	159,695
Bank of Ireland†(1)(SGMX)	64,737	24,555
CRH PLC (1)	14,424	375,554
DCC PLC (1)	21,641	1,291,149
James Hardie Industries PLC CDI(1)	7,943	91,844
Kerry Group PLC, Class A (1)	2,791	187,458
Ryanair Holdings PLC(1)	3,217	38,483
		2,168,738
Isle of Man — 0.0%
Genting Singapore PLC(1)	108,000	72,247
Israel — 0.2%
Bank Hapoalim BM(1)	18,467	88,918
Bank Leumi Le-Israel BM†(1)	23,176	86,016
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	34,453	64,195
Delek Group, Ltd.(1)	81	20,866
Israel Chemicals, Ltd.(1)	7,904	56,191
Israel Corp., Ltd.(1)	46	16,021
Mizrahi Tefahot Bank, Ltd.†(1)	2,315	23,502
NICE Systems, Ltd.(1)	991	60,568
Teva Pharmaceutical Industries, Ltd.(1)	15,211	947,554
		1,363,831
Italy — 2.2%
Assicurazioni Generali SpA(1)	20,603	405,452
Atlantia SpA(1)	7,337	192,631
Banca Monte dei Paschi di Siena SpA†(1)	76,956	51,005
Banca Popolare di Milano Scarl†(1)	1,450,144	1,462,977
Banco Popolare SC†(1)	6,426	100,348
Enel Green Power SpA(1)	30,917	57,786
Enel SpA†(1)	116,699	525,648
Eni SpA(1)	122,029	2,112,070
Exor SpA(1)	1,748	79,330
Finmeccanica SpA†(1)	7,142	84,917
Intesa Sanpaolo SpA(1)	889,231	3,017,564
Intesa Sanpaolo SpA RSP(1)	16,405	51,010
Luxottica Group SpA(1)	2,973	188,749
Mediobanca SpA(1)	10,691	102,502
Moncler SpA(1)	48,943	820,445
Pirelli & C. SpA(1)	4,229	69,813
Prysmian SpA(1)	3,613	74,431
Saipem SpA†(1)	4,706	48,004
Security Description	Shares	Value (Note 2)
Italy (continued)
Snam SpA(1)	36,811	$178,303
Telecom Italia SpA†(1)	179,517	210,466
Telecom Italia SpA RSP(1)	1,105,455	1,039,629
Terna Rete Elettrica Nazionale SpA(1)	26,163	115,192
UniCredit SpA(1)	503,636	3,416,061
Unione di Banche Italiane SCpA(1)	15,127	118,088
UnipolSai SpA(1)	16,152	46,995
World Duty Free SpA†(1)	83,253	896,788
		15,466,204
Japan — 18.8%
ABC-Mart, Inc.(1)	500	29,280
ACOM Co., Ltd.†(1)	7,300	25,347
Advantest Corp.(1)	2,800	35,408
Aeon Co., Ltd.(1)	11,400	125,239
AEON Financial Service Co., Ltd.(1)	2,000	50,525
Aeon Mall Co., Ltd.(1)	2,000	39,636
Air Water, Inc.(1)	2,000	35,779
Aisin Seiki Co., Ltd.(1)	36,700	1,333,079
Ajinomoto Co., Inc.(1)	9,000	197,493
Alfresa Holdings Corp.†(1)	3,100	43,785
Amada Co., Ltd.(1)	9,000	86,509
ANA Holdings, Inc.(1)	20,000	53,618
Aozora Bank, Ltd.(1)	20,000	71,016
Asahi Glass Co., Ltd.(1)	17,000	111,580
Asahi Group Holdings, Ltd.(1)	6,800	216,066
Asahi Kasei Corp.(1)	199,000	1,904,075
Asics Corp.(1)	2,800	76,046
Astellas Pharma, Inc.(1)	173,000	2,834,886
Bandai Namco Holdings, Inc.(1)	3,200	62,353
Bank of Kyoto, Ltd.(1)	6,000	62,918
Bank of Yokohama, Ltd.(1)	94,000	549,646
Benesse Holdings, Inc.(1)	1,100	34,649
Bridgestone Corp.(1)	11,400	457,437
Brother Industries, Ltd.(1)	4,400	70,062
Calbee, Inc.(1)	1,300	56,512
Canon, Inc.(1)	42,200	1,492,353
Casio Computer Co., Ltd.(1)	3,600	68,297
Central Japan Railway Co.(1)	13,500	2,444,520
Chiba Bank, Ltd.†(1)	13,000	95,476
Chiyoda Corp.(1)	2,000	17,123
Chubu Electric Power Co., Inc.(1)	11,300	135,020
Chugai Pharmaceutical Co., Ltd.(1)	4,000	126,107
Chugoku Bank, Ltd.†(1)	2,800	41,863
Chugoku Electric Power Co., Inc.†(1)	5,200	67,825
Citizen Holdings Co., Ltd.(1)	4,600	35,296
COLOPL, Inc.(1)	1,000	21,594
Credit Saison Co., Ltd.(1)	46,600	837,170
CyberAgent, Inc.(1)	13,100	751,512
Dai Nippon Printing Co., Ltd.(1)	9,000	87,553
Dai-ichi Life Insurance Co., Ltd.(1)	19,200	278,942
Daicel Corp.(1)	4,000	47,759
Daihatsu Motor Co., Ltd.(1)	3,300	50,527
Daiichi Sankyo Co., Ltd.(1)	11,200	177,953
Daikin Industries, Ltd.(1)	4,100	274,605
Daito Trust Construction Co., Ltd.(1)	1,200	134,239

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Daiwa House Industry Co., Ltd.(1)	11,000	$217,133
Daiwa Securities Group, Inc.(1)	32,000	252,195
Denso Corp.(1)	8,500	388,069
Dentsu, Inc.(1)	3,800	162,936
Don Quijote Holdings Co., Ltd.(1)	1,000	81,442
East Japan Railway Co.(1)	5,900	473,754
Eisai Co., Ltd.(1)	4,400	312,893
Electric Power Development Co., Ltd.(1)	2,000	67,479
FamilyMart Co., Ltd.(1)	32,000	1,339,838
FANUC Corp.(1)	3,300	721,138
Fast Retailing Co., Ltd.(1)	1,000	387,091
Fuji Electric Co., Ltd.(1)	9,000	42,519
Fuji Heavy Industries, Ltd.(1)	10,300	342,457
FUJIFILM Holdings Corp.(1)	8,100	288,498
Fujitsu, Ltd.(1)	32,000	218,413
Fukuoka Financial Group, Inc.(1)	13,000	67,004
GungHo Online Entertainment, Inc.(1)	7,100	27,821
Gunma Bank, Ltd.(1)	6,000	40,581
Hachijuni Bank, Ltd.†(1)	7,000	49,437
Hakuhodo DY Holdings, Inc.(1)	4,200	44,727
Hamamatsu Photonics KK(1)	29,000	877,732
Hankyu Hanshin Holdings, Inc.(1)	20,000	123,782
Hikari Tsushin, Inc.(1)	300	19,470
Hino Motors, Ltd.†(1)	4,500	64,249
Hirose Electric Co., Ltd.†(1)	525	67,929
Hiroshima Bank, Ltd.†(1)	8,000	43,163
Hisamitsu Pharmaceutical Co., Inc.(1)	1,000	41,073
Hitachi Chemical Co., Ltd.†(1)	1,800	38,529
Hitachi Construction Machinery Co., Ltd.(1)	2,100	36,743
Hitachi High-Technologies Corp.(1)	1,000	30,534
Hitachi Metals, Ltd.(1)	4,000	61,510
Hitachi, Ltd.(1)	85,000	581,130
Hokuhoku Financial Group, Inc.(1)	21,000	46,875
Hokuriku Electric Power Co.†(1)	2,900	38,435
Honda Motor Co., Ltd.(1)	70,700	2,297,738
Hoya Corp.(1)	7,500	300,855
Hulic Co., Ltd.†(1)	4,200	47,099
Ibiden Co., Ltd.(1)	2,400	40,542
Idemitsu Kosan Co., Ltd.(1)	1,500	26,143
IHI Corp.(1)	24,000	112,486
Iida Group Holdings Co., Ltd.(1)	2,800	34,819
Inpex Corp.(1)	454,500	5,014,478
Isetan Mitsukoshi Holdings, Ltd.(1)	5,900	97,671
Isuzu Motors, Ltd.(1)	10,300	137,014
ITOCHU Corp.(1)	27,800	301,422
ITOCHU Techno-Solutions Corp.(1)	800	16,594
Iyo Bank, Ltd.(1)	4,200	49,911
J. Front Retailing Co., Ltd.(1)	3,900	61,347
Japan Airlines Co., Ltd.(1)	2,100	65,455
Japan Display, Inc.†(1)	6,300	22,687
Japan Exchange Group, Inc.(1)	4,600	133,434
Japan Prime Realty Investment Corp.(1)	14	48,171
Security Description	Shares	Value (Note 2)
Japan (continued)
Japan Real Estate Investment Corp.(1)	22	$103,443
Japan Retail Fund Investment Corp.(1)	42	83,493
Japan Tobacco, Inc.(1)	19,400	612,961
JFE Holdings, Inc.(1)	8,700	192,235
JGC Corp.(1)	4,000	79,568
Joyo Bank, Ltd.(1)	11,000	56,618
JSR Corp.(1)	3,100	53,779
JTEKT Corp.(1)	3,600	56,223
JX Holdings, Inc.(1)	39,600	152,141
Kajima Corp.(1)	14,000	65,082
Kakaku.com, Inc.(1)	51,400	852,599
Kamigumi Co., Ltd.(1)	3,000	28,344
Kaneka Corp.(1)	5,000	35,238
Kansai Electric Power Co., Inc.†(1)	12,400	118,414
Kansai Paint Co., Ltd.(1)	4,000	72,758
Kao Corp.(1)	9,100	454,340
Kawasaki Heavy Industries, Ltd.(1)	25,000	126,316
KDDI Corp.(1)	30,900	700,074
Keihan Electric Railway Co., Ltd.(1)	8,000	48,789
Keikyu Corp.(1)	8,000	64,031
Keio Corp.†(1)	10,000	78,530
Keisei Electric Railway Co., Ltd.†(1)	4,000	49,729
Keyence Corp.(1)	7,600	4,151,190
Kikkoman Corp.(1)	3,000	95,272
Kintetsu Corp.(1)	31,000	113,900
Kirin Holdings Co., Ltd.(1)	83,200	1,092,836
Kobe Steel, Ltd.(1)	54,000	99,815
Koito Manufacturing Co., Ltd.(1)	15,700	472,381
Komatsu, Ltd.(1)	16,800	330,408
Konami Corp.(1)	1,700	31,855
Konica Minolta, Inc.(1)	8,000	81,366
Kubota Corp.(1)	20,000	316,872
Kuraray Co., Ltd.(1)	6,000	81,340
Kurita Water Industries, Ltd.(1)	1,700	41,139
Kyocera Corp.(1)	5,600	307,350
Kyowa Hakko Kirin Co., Ltd.(1)	4,000	52,209
Kyushu Electric Power Co., Inc.†(1)	7,500	72,768
Lawson, Inc.(1)	1,100	76,363
LIXIL Group Corp.(1)	4,600	109,121
M3, Inc.†(1)	3,400	72,249
Mabuchi Motor Co., Ltd.(1)	800	42,438
Makita Corp.(1)	2,100	109,087
Marubeni Corp.(1)	29,000	167,787
Marui Group Co., Ltd.(1)	4,200	47,733
Maruichi Steel Tube, Ltd.(1)	800	18,966
Mazda Motor Corp.(1)	11,300	229,559
McDonald's Holdings Co. Japan, Ltd.(1)	1,100	24,385
Medipal Holdings Corp.†(1)	2,400	31,296
MEIJI Holdings Co., Ltd.(1)	1,000	122,054
Minebea Co., Ltd.†(1)	5,000	79,000
Miraca Holdings, Inc.(1)	17,200	792,574
Mitsubishi Chemical Holdings Corp.(1)	23,800	138,498
Mitsubishi Corp.(1)	90,500	1,824,419
Mitsubishi Electric Corp.(1)	251,000	2,987,368

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.(1)	149,000	$3,458,408
Mitsubishi Gas Chemical Co., Inc.(1)	6,000	29,606
Mitsubishi Heavy Industries, Ltd.(1)	53,000	292,302
Mitsubishi Logistics Corp.†(1)	2,000	31,213
Mitsubishi Materials Corp.(1)	19,000	63,939
Mitsubishi Motors Corp.(1)	85,000	767,943
Mitsubishi Tanabe Pharma Corp.(1)	4,000	68,741
Mitsubishi UFJ Financial Group, Inc.(1)	226,000	1,399,289
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	111,600	552,822
Mitsui & Co., Ltd.(1)	30,200	405,730
Mitsui Chemicals, Inc.(1)	14,000	44,993
Mitsui Fudosan Co., Ltd.(1)	36,000	1,058,021
Mitsui OSK Lines, Ltd.(1)	19,000	64,597
Mixi, Inc.(1)	700	28,365
Mizuho Financial Group, Inc.(1)	409,600	720,465
Mori Hills REIT Investment Corp(1)	1,851	2,607,982
MS&AD Insurance Group Holdings, Inc.(1)	9,200	258,146
Murata Manufacturing Co., Ltd.(1)	3,500	482,194
Nabtesco Corp.(1)	2,000	57,960
Nagoya Railroad Co Ltd(1)	15,000	59,980
NEC Corp.(1)	48,000	141,143
Nexon Co., Ltd.(1)	2,300	24,522
NGK Insulators, Ltd.(1)	5,000	106,837
NGK Spark Plug Co., Ltd.(1)	267,800	7,204,574
NH Foods, Ltd.(1)	3,000	69,200
NHK Spring Co., Ltd.(1)	2,700	28,187
Nidec Corp.(1)	3,800	252,713
Nikon Corp.(1)	6,000	80,504
Nintendo Co., Ltd.(1)	1,800	264,901
Nippon Building Fund, Inc.(1)	24	117,852
Nippon Electric Glass Co., Ltd.(1)	8,000	39,106
Nippon Express Co., Ltd.(1)	14,000	78,358
Nippon Paint Holdings Co., Ltd.(1)	3,000	109,890
Nippon Prologis REIT, Inc.(1)	26	57,267
Nippon Steel & Sumitomo Metal Corp.(1)	134,000	337,747
Nippon Telegraph & Telephone Corp.(1)	53,900	3,321,384
Nippon Yusen KK(1)	227,000	654,378
Nissan Motor Co., Ltd.(1)	43,900	447,652
Nisshin Seifun Group, Inc.†(1)	3,600	42,396
Nissin Foods Holdings Co., Ltd.(1)	1,000	49,102
Nitori Holdings Co., Ltd.(1)	1,100	74,624
Nitto Denko Corp.(1)	2,700	180,505
NOK Corp.†(1)	1,700	51,252
Nomura Holdings, Inc.(1)	64,600	379,838
Nomura Real Estate Holdings, Inc.(1)	2,400	43,292
Nomura Research Institute, Ltd.(1)	1,900	71,514
NSK, Ltd.(1)	9,000	131,685
NTT Data Corp.(1)	2,200	95,860
NTT DOCOMO, Inc.(1)	26,900	467,386
NTT Urban Development Corp.(1)	2,200	22,016
Obayashi Corp.(1)	11,000	71,461
Security Description	Shares	Value (Note 2)
Japan (continued)
Odakyu Electric Railway Co., Ltd.(1)	11,000	$112,220
Oji Holdings Corp.(1)	14,000	57,367
Olympus Corp.†(1)	4,200	156,097
Omron Corp.(1)	3,900	176,005
Ono Pharmaceutical Co., Ltd.(1)	1,400	158,427
Oracle Corp. Japan(1)	600	25,846
Oriental Land Co., Ltd.(1)	3,600	272,788
ORIX Corp.(1)	23,700	333,345
Osaka Gas Co., Ltd.(1)	32,000	133,997
Otsuka Corp.(1)	800	34,052
Otsuka Holdings Co., Ltd.(1)	6,900	216,100
Panasonic Corp.(1)	113,600	1,491,511
Park24 Co., Ltd.(1)	1,600	32,771
Rakuten, Inc.(1)	14,100	248,751
Recruit Holdings Co., Ltd.(1)	26,400	824,803
Resona Holdings, Inc.(1)	39,000	193,882
Ricoh Co., Ltd.(1)	12,800	139,508
Rinnai Corp.(1)	600	44,538
Rohm Co., Ltd.(1)	1,700	116,460
Sankyo Co., Ltd.(1)	800	28,487
Sanrio Co., Ltd.(1)	800	21,434
Santen Pharmaceutical Co., Ltd.(1)	6,500	94,584
SBI Holdings, Inc.(1)	3,900	47,255
Secom Co., Ltd.(1)	3,600	240,580
Sega Sammy Holdings, Inc.(1)	3,300	48,234
Seibu Holdings, Inc.(1)	2,100	54,308
Seiko Epson Corp.(1)	5,000	88,800
Sekisui Chemical Co., Ltd.(1)	397,000	5,155,703
Sekisui House, Ltd.(1)	9,800	142,490
Seven & I Holdings Co., Ltd.(1)	13,300	559,670
Seven Bank, Ltd.(1)	357,303	1,764,571
Sharp Corp.†(1)	27,000	52,890
Shikoku Electric Power Co., Inc.†(1)	3,100	38,213
Shimadzu Corp.(1)	4,000	44,645
Shimamura Co., Ltd.(1)	300	27,801
Shimano, Inc.(1)	1,400	208,414
Shimizu Corp.(1)	10,000	67,722
Shin-Etsu Chemical Co., Ltd.(1)	93,300	6,098,964
Shinsei Bank, Ltd.(1)	32,000	63,688
Shionogi & Co., Ltd.(1)	5,300	176,846
Shiseido Co., Ltd.(1)	6,300	111,935
Shizuoka Bank, Ltd.†(1)	9,000	89,929
Showa Shell Sekiyu KK(1)	3,300	30,197
SMC Corp.(1)	1,000	298,467
SoftBank Corp.(1)	38,700	2,249,612
Sompo Japan Nipponkoa Holdings, Inc.(1)	5,800	180,366
Sony Corp.†(1)	49,100	1,312,672
Sony Financial Holdings, Inc.(1)	63,900	1,028,722
Stanley Electric Co., Ltd.(1)	2,500	56,540
Sumco Corp.(1)	137,171	2,306,908
Sumitomo Chemical Co., Ltd.(1)	26,000	133,869
Sumitomo Corp.(1)	127,000	1,359,875
Sumitomo Dainippon Pharma Co., Ltd.(1)	2,800	33,213
Sumitomo Electric Industries, Ltd.(1)	13,400	175,869
Sumitomo Heavy Industries, Ltd.(1)	9,000	59,010

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Metal Mining Co., Ltd.(1)	177,000	$2,590,999
Sumitomo Mitsui Financial Group, Inc.(1)	22,500	862,184
Sumitomo Mitsui Trust Holdings, Inc.(1)	473,000	1,952,687
Sumitomo Realty & Development Co., Ltd.(1)	8,000	288,079
Sumitomo Rubber Industries, Ltd.(1)	69,900	1,290,751
Suntory Beverage & Food, Ltd.(1)	2,400	102,733
Suruga Bank, Ltd.†(1)	3,000	62,317
Suzuken Co., Ltd.(1)	1,320	40,313
Suzuki Motor Corp.(1)	51,400	1,546,261
Sysmex Corp.(1)	2,500	138,959
T&D Holdings, Inc.(1)	10,200	140,504
Taiheiyo Cement Corp.(1)	20,000	61,174
Taisei Corp.(1)	18,000	101,813
Taisho Pharmaceutical Holdings Co., Ltd.(1)	500	37,248
Taiyo Nippon Sanso Corp.(1)	2,000	27,305
Takashimaya Co., Ltd.(1)	5,000	49,190
Takeda Pharmaceutical Co., Ltd.(1)	52,600	2,629,182
TDK Corp.(1)	2,100	149,255
Teijin, Ltd.(1)	16,000	54,363
Terumo Corp.(1)	5,400	142,524
THK Co., Ltd.†(1)	50,900	1,296,480
Tobu Railway Co., Ltd.†(1)	17,000	80,728
Toho Co., Ltd.(1)	1,900	46,500
Toho Gas Co., Ltd.(1)	7,000	40,864
Tohoku Electric Power Co., Inc.(1)	7,900	89,870
Tokio Marine Holdings, Inc.(1)	64,100	2,422,663
Tokyo Electric Power Co., Inc.†(1)	25,900	98,164
Tokyo Electron, Ltd.(1)	10,300	718,177
Tokyo Gas Co., Ltd.(1)	41,000	258,215
Tokyo Tatemono Co., Ltd.(1)	9,000	65,958
Tokyu Corp.(1)	19,000	117,431
Tokyu Fudosan Holdings Corp.(1)	8,500	58,036
TonenGeneral Sekiyu KK(1)	4,000	34,479
Toppan Printing Co., Ltd.(1)	9,000	69,408
Toray Industries, Inc.(1)	25,000	209,620
Toshiba Corp.(1)	71,000	298,064
Tosoh Corp.(1)	58,000	292,659
TOTO, Ltd.(1)	5,000	74,316
Toyo Seikan Group Holdings, Ltd.†(1)	2,800	41,068
Toyo Suisan Kaisha, Ltd.(1)	1,000	35,246
Toyoda Gosei Co., Ltd.†(1)	1,100	24,608
Toyota Industries Corp.(1)	2,800	160,467
Toyota Motor Corp.(1)	97,000	6,769,781
Toyota Tsusho Corp.(1)	3,800	100,780
Trend Micro, Inc.(1)	1,800	59,390
Unicharm Corp.(1)	6,500	170,595
United Urban Investment Corp.(1)	44	68,530
USS Co., Ltd.(1)	3,800	65,803
Wacom Co., Ltd.(1)	51,000	245,283
West Japan Railway Co.(1)	2,800	147,023
Yahoo Japan Corp.(1)	25,100	103,739
Security Description	Shares	Value (Note 2)
Japan (continued)
Yakult Honsha Co., Ltd.(1)	1,500	$104,547
Yamada Denki Co., Ltd.(1)	15,400	63,531
Yamaguchi Financial Group, Inc.(1)	3,000	34,552
Yamaha Corp.(1)	2,900	50,821
Yamaha Motor Co., Ltd.(1)	4,800	115,914
Yamato Holdings Co., Ltd.(1)	6,100	140,838
Yamato Kogyo Co., Ltd.(1)	600	14,517
Yamazaki Baking Co., Ltd.(1)	1,000	18,047
Yaskawa Electric Corp.(1)	4,200	61,558
Yokogawa Electric Corp.(1)	3,700	39,887
Yokohama Rubber Co., Ltd.(1)	3,000	30,976
		134,349,193
Jersey — 2.6%
Experian PLC(1)	17,594	291,372
Glencore PLC(1)	1,463,269	6,160,344
Kennedy Wilson Europe Real Estate PLC(1)	299,192	4,875,895
Petrofac, Ltd.(1)	4,581	64,643
Randgold Resources, Ltd.(1)	1,555	107,904
Shire PLC(1)	31,948	2,540,516
Wolseley PLC(1)	4,608	272,553
WPP PLC(1)	195,840	4,441,338
		18,754,565
Luxembourg — 1.6%
Altice SA†(1)	1,537	165,983
APERAM†(1)	46,300	1,859,006
ArcelorMittal(1)	17,669	166,227
L'Occitane International SA(1)	1,286,980	3,670,479
Millicom International Cellular SA SDR(1)	1,162	84,034
RTL Group SA(1)	910	87,507
Samsonite International SA(1)	1,494,200	5,188,990
SES SA FDR(1)	5,328	188,585
Subsea 7 SA†(1)	4,922	42,286
Tenaris SA(1)	8,368	117,362
		11,570,459
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	123,000	38,113
Mexico — 0.1%
America Movil SAB de CV, Series L ADR	43,500	890,010
Netherlands — 2.9%
Aegon NV(1)	32,014	252,914
Airbus Group NV(1)	10,409	676,382
Akzo Nobel NV(1)	4,348	329,165
ASML Holding NV(1)	17,321	1,764,905
Boskalis Westminster NV(1)	1,520	74,844
CNH Industrial NV(1)	36,620	299,857
Corio NV(1)	1,182	66,692
Delta Lloyd NV(1)	3,472	65,282
Fiat Chrysler Automobiles NV†(1)	15,919	258,821
Gemalto NV(Euronext Paris)	182	14,515
Gemalto NV(Euronext Amsterdam)(1)	1,216	96,964
Heineken Holding NV(1)	1,795	123,695
Heineken NV(1)	4,071	310,863

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
ING Groep NV CVA†(1)	222,481	$3,263,212
Koninklijke Ahold NV(1)	15,862	312,920
Koninklijke DSM NV(1)	3,031	169,348
Koninklijke KPN NV(1)	56,697	191,863
Koninklijke Philips NV(1)	71,089	2,019,377
Koninklijke Vopak NV(1)	20,276	1,120,504
LyondellBasell Industries NV, Class A	21,699	1,905,172
NN Group NV†(1)	2,762	78,107
OCI NV†(1)	1,485	46,037
QIAGEN NV†(1)	4,660	117,591
Randstad Holding NV(1)	2,231	135,456
Reed Elsevier NV(1)	12,331	307,424
STMicroelectronics NV(1)	11,298	105,306
TNT Express NV(1)	310,181	1,972,026
Unilever NV CVA(1)	102,612	4,292,652
Wolters Kluwer NV†(1)	5,343	174,625
		20,546,519
New Zealand — 0.0%
Auckland International Airport, Ltd.(1)	16,188	54,367
Contact Energy, Ltd.(1)	6,133	27,401
Fletcher Building, Ltd.(1)	12,179	76,586
Meridian Energy, Ltd.(1)	22,369	33,825
Mighty River Power Ltd Senior Notes(1)	12,240	28,325
Ryman Healthcare, Ltd.(1)	6,815	39,927
Spark New Zealand, Ltd.(1)	32,961	73,178
		333,609
Norway — 0.9%
DNB ASA(1)	169,059	2,721,115
Gjensidige Forsikring ASA(1)	3,495	60,373
Norsk Hydro ASA(1)	23,862	125,325
Orkla ASA(1)	14,490	109,609
Statoil ASA(1)	122,794	2,169,597
Storebrand ASA†(1)	230,837	838,763
Telenor ASA(1)	13,290	268,597
Yara International ASA(1)	3,185	162,057
		6,455,436
Portugal — 0.0%
Banco Comercial Portugues SA†(1)	621,807	63,915
Banco Espirito Santo SA†(3)	59,101	3,813
EDP - Energias de Portugal SA(1)	41,021	153,626
Galp Energia SGPS SA(1)	6,877	74,280
Jeronimo Martins SGPS SA(1)	4,444	55,865
		351,499
Singapore — 1.4%
Ascendas Real Estate Investment Trust(1)	36,000	67,889
Avago Technologies, Ltd.	16,100	2,044,378
CapitaCommercial Trust(1)	37,000	47,520
CapitaLand, Ltd.(1)	45,000	117,201
CapitaMall Trust(1)	42,000	67,231
City Developments, Ltd.(1)	7,000	51,270
ComfortDelGro Corp., Ltd.(1)	35,000	73,678
Security Description	Shares	Value (Note 2)
Singapore (continued)
DBS Group Holdings, Ltd.(1)	141,000	$2,086,460
Global Logistic Properties, Ltd.(1)	57,000	109,793
Hutchison Port Holdings Trust(1)	99,000	68,712
Jardine Cycle & Carriage, Ltd.(1)	1,000	29,890
Kenon Holdings, Ltd.†	322	6,231
Keppel Corp., Ltd.(1)	26,000	170,059
Keppel Land, Ltd.(1)	15,000	48,613
Oversea-Chinese Banking Corp., Ltd.(1)	52,000	400,159
Sembcorp Industries, Ltd.(1)	192,000	588,758
Sembcorp Marine, Ltd.(1)	15,000	31,866
Singapore Airlines, Ltd.(1)	9,000	78,361
Singapore Exchange, Ltd.(1)	15,000	88,924
Singapore Press Holdings, Ltd.(1)	26,000	79,339
Singapore Technologies Engineering, Ltd.(1)	26,000	65,857
Singapore Telecommunications, Ltd.(1)	117,000	372,950
Singapore Telecommunications, Ltd.-10(1)	23,000	73,177
StarHub, Ltd.(1)	10,000	31,697
Suntec Real Estate Investment Trust(1)	43,000	58,042
United Overseas Bank, Ltd.(1)	122,400	2,049,064
UOL Group, Ltd.†(1)	9,000	49,921
Wilmar International, Ltd.(1)	416,000	985,104
Yangzijiang Shipbuilding Holdings, Ltd.(1)	36,000	33,127
		9,975,271
South Korea — 0.2%
NAVER Corp.†(1)	1,089	657,211
Samsung Electronics Co., Ltd.(1)	755	978,708
		1,635,919
Spain — 2.0%
Abertis Infraestructuras SA(1)	7,132	128,902
Acerinox SA(1)	46,874	786,398
ACS Actividades de Construccion y Servicios SA(1)	3,116	110,368
Amadeus IT Holding SA, Class A(1)	7,929	340,009
Banco Bilbao Vizcaya Argentaria SA(1)	541,386	5,463,607
Banco de Sabadell SA(1)	60,541	147,946
Banco Popular Espanol SA(1)	31,834	155,593
Banco Santander SA(1)	249,377	1,875,572
Bankia SA†(1)	81,553	113,538
Bankinter SA(1)	11,895	90,683
CaixaBank SA(1)	40,564	192,090
Distribuidora Internacional de Alimentacion SA(1)	10,927	85,421
Enagas SA(1)	3,576	102,345
Endesa SA(1)	5,540	106,832
Ferrovial SA†(1)	7,337	156,013
Gas Natural SDG SA(1)	6,178	138,693
Grifols SA(1)	2,646	113,615
Iberdrola SA(1)	91,119	587,215
Inditex SA(1)	19,319	619,408
International Consolidated Airlines Group SA†(1)	14,490	129,890
Mapfre SA(1)	16,463	60,066

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain (continued)
Red Electrica Corp. SA(1)	1,908	$154,809
Repsol SA(1)	18,494	343,941
Telefonica SA(1)	176,645	2,513,598
Zardoya Otis SA(1)	3,001	38,708
		14,555,260
Sweden — 2.0%
Alfa Laval AB(1)	5,547	109,000
Assa Abloy AB, Class B(1)	5,915	352,541
Atlas Copco AB, Class A(1)	11,877	384,622
Atlas Copco AB, Class B(1)	6,902	203,950
Boliden AB(1)	4,836	96,025
Electrolux AB, Series B(1)	4,277	122,501
Elekta AB, Series B(1)	88,027	790,665
Getinge AB, Class B(1)	3,557	87,972
Hennes & Mauritz AB, Class B(1)	16,848	682,895
Hexagon AB, Class B(1)	62,758	2,231,811
Husqvarna AB, Class B(1)	7,236	52,350
ICA Gruppen AB(1)	1,369	45,916
Industrivarden AB, Class C†(1)	2,908	54,652
Investment AB Kinnevik, Class B(1)	4,170	139,024
Investor AB, Class B(1)	8,094	322,467
Lundin Petroleum AB†(1)	3,827	52,431
Nordea Bank AB†(1)	148,706	1,813,782
Sandvik AB(1)	18,887	211,286
Securitas AB, Class B(1)	5,481	78,657
Skandinaviska Enskilda Banken AB, Class A(1)	26,993	315,762
Skanska AB, Class B(1)	6,735	150,698
SKF AB, Class B(1)	6,970	179,912
Svenska Cellulosa AB SCA, Class B(1)	10,444	240,646
Svenska Handelsbanken AB, Class A(1)	45,138	2,037,251
Swedbank AB, Class A(1)	78,156	1,868,017
Swedish Match AB(1)	3,564	104,830
Tele2 AB, Class B(1)	5,553	66,399
Telefonaktiebolaget LM Ericsson, Class B(1)	53,922	676,713
TeliaSonera AB(1)	46,152	293,288
Volvo AB, Class B(1)	27,216	329,077
		14,095,140
Switzerland — 8.1%
ABB, Ltd.(1)	102,164	2,167,602
Actelion, Ltd.(1)	1,823	211,079
Adecco SA(1)	3,026	252,084
Aryzta AG(1)	1,544	94,607
Baloise Holding AG(1)	843	111,414
Barry Callebaut AG(1)	40	39,146
Chocoladefabriken Lindt & Sprungli AG(1)	2	126,547
Chocoladefabriken Lindt & Sprungli AG (Participation Certificate)(1)	17	91,094
Cie Financiere Richemont SA(1)	96,647	7,780,592
Coca-Cola HBC AG CDI(1)	3,533	63,421
Credit Suisse Group AG(1)	71,766	1,932,065
EMS-Chemie Holding AG(1)	146	59,389
Security Description	Shares	Value (Note 2)
Switzerland (continued)
GAM Holding AG(1)	77,323	$1,603,326
Geberit AG(1)	678	254,518
Givaudan SA(1)	163	294,313
Holcim, Ltd.(1)	4,054	302,871
Julius Baer Group, Ltd.(1)	3,962	198,662
Kuehne & Nagel International AG(1)	954	141,786
Lonza Group AG(1)	936	116,924
Nestle SA(1)	127,037	9,591,221
Novartis AG(1)	89,865	8,886,674
Panalpina Welttransport Holding AG(1)	43,990	6,417,255
Pargesa Holding SA (1)	549	38,513
Partners Group Holding AG(1)	306	91,217
Roche Holding AG(1)	43,680	12,044,441
Schindler Holding AG(1)(SIX)	779	129,641
Schindler Holding AG(1)(AQXE)	350	57,218
SGS SA(1)	96	183,651
Sika AG (1)	41	146,680
Sonova Holding AG(1)	5,062	702,017
Sulzer AG(1)	433	47,591
Swatch Group AG(1)(TRQX)	891	74,666
Swatch Group AG(1)(XEGT)	549	232,629
Swiss Life Holding AG(1)	566	140,006
Swiss Prime Site AG(1)	988	85,857
Swiss Re AG(1)	6,233	603,316
Swisscom AG(1)	409	237,566
Syngenta AG(1)	1,650	561,220
Transocean, Ltd.(1)	7,080	101,967
UBS Group AG†(1)	64,649	1,213,309
Zurich Insurance Group AG(1)	2,655	899,262
		58,327,357
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,370,000	6,355,869
Thailand — 0.3%
Bangkok Bank PCL NVDR(1)	418,700	2,371,102
Turkey — 0.2%
Turkiye Halk Bankasi AS†(1)	221,716	1,092,834
United Arab Emirates — 0.0%
Orascom Construction, Ltd.†	742	9,869
United Kingdom — 19.4%
3i Group PLC(1)	17,284	123,616
Aberdeen Asset Management PLC(1)	16,352	111,415
Admiral Group PLC(1)	3,466	78,551
Aggreko PLC(1)	4,561	103,140
Alent PLC(1)	699,176	3,864,294
Amec Foster Wheeler PLC(1)	6,909	92,610
Anglo American PLC(1)	24,727	367,988
Antofagasta PLC(1)	56,373	607,938
ARM Holdings PLC(1)	329,923	5,401,688
Ashtead Group PLC(1)	8,893	142,828
Associated British Foods PLC(1)	6,323	264,163
AstraZeneca PLC(1)	22,357	1,532,799
Auto Trader Group PLC†*	281,032	1,049,503
Aviva PLC(1)	207,149	1,658,372

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Babcock International Group PLC(1)	4,363	$63,647
BAE Systems PLC(1)	55,947	433,761
Barclays PLC(1)	291,348	1,045,411
Barclays PLC ADR	65,700	957,249
BG Group PLC(1)	60,421	742,250
BHP Billiton PLC(1)	108,976	2,366,058
BP PLC(1)	322,954	2,086,605
British American Tobacco PLC(1)	33,041	1,707,068
British Land Co. PLC(1)	17,204	212,248
BT Group PLC(1)	144,267	934,683
Bunzl PLC(1)	5,873	159,349
Burberry Group PLC(1)	7,862	201,911
Capita PLC(1)	11,711	193,597
Carnival PLC(1)	3,250	158,833
Centrica PLC(1)	87,250	327,265
Close Brothers Group PLC†(1)	15,594	360,206
Cobham PLC(1)	20,111	90,677
Compass Group PLC(1)	152,106	2,641,752
Countrywide PLC(1)	356,105	2,710,292
Croda International PLC(1)	2,416	98,069
Diageo PLC(1)	222,930	6,146,894
Direct Line Insurance Group PLC(1)	393,824	1,861,914
Dixons Carphone PLC(1)	17,307	105,892
easyJet PLC†(1)	2,815	78,555
Fresnillo PLC(1)	3,956	39,933
G4S PLC(1)	27,548	120,824
GKN PLC(1)	355,178	1,888,207
GlaxoSmithKline PLC(1)	85,965	1,968,592
GlaxoSmithKline PLC ADR	68,300	3,152,045
Hammerson PLC(1)	14,065	138,651
Hargreaves Lansdown PLC(1)	4,184	71,461
HSBC Holdings PLC(1)	567,342	4,828,181
ICAP PLC(1)	9,661	75,489
IMI PLC(1)	4,851	91,638
Imperial Tobacco Group PLC(1)	16,976	745,223
Indivior PLC†(1)	1,016,094	2,858,925
Informa PLC(1)	61,785	516,882
Inmarsat PLC(1)	7,493	102,799
InterContinental Hotels Group PLC(1)	4,161	162,408
Intertek Group PLC(1)	2,876	106,474
Intu Properties PLC(1)	16,195	83,568
Investec PLC(1)	9,813	81,314
ITV PLC(1)	67,841	254,394
J Sainsbury PLC(1)	22,159	84,807
Johnson Matthey PLC(1)	3,638	182,523
Kingfisher PLC(1)	321,501	1,814,280
Land Securities Group PLC(1)	13,927	258,778
Legal & General Group PLC(1)	105,161	434,080
Liberty Global PLC, Class A†	133,102	6,850,760
Lloyds Banking Group PLC(1)	3,296,992	3,826,744
London Stock Exchange Group PLC(1)	25,350	923,220
Marks & Spencer Group PLC(1)	185,909	1,474,820
Meggitt PLC(1)	14,141	114,888
Melrose Industries PLC(1)	17,526	72,045
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Merlin Entertainments PLC*(1)	8,477	$55,457
National Grid PLC(1)	227,324	2,906,341
Next PLC(1)	2,690	280,273
Old Mutual PLC(1)	87,024	286,486
Pearson PLC(1)	14,466	311,003
Persimmon PLC(1)	75,650	1,865,289
Prudential PLC(1)	359,534	8,902,137
Reckitt Benckiser Group PLC(1)	72,869	6,245,176
Reed Elsevier PLC(1)	20,153	346,168
Rexam PLC(1)	12,564	107,797
Rio Tinto PLC(1)	22,531	920,437
Rolls-Royce Holdings PLC(1)	169,562	2,393,811
Rolls-Royce Holdings PLC, Class C†	2,636,460	3,911
Royal Bank of Scotland Group PLC†(1)	221,587	1,114,650
Royal Dutch Shell PLC ADR	61,200	3,837,240
Royal Dutch Shell PLC, Class A(1)(TRQX)	69,172	2,055,712
Royal Dutch Shell PLC, Class A(1)(CHIX)	76,623	2,288,188
Royal Dutch Shell PLC, Class B(1)	43,225	1,342,830
Royal Mail PLC(1)	11,430	74,264
RSA Insurance Group PLC(1)	17,898	111,589
SABMiller PLC†(1)	136,538	7,144,859
Sage Group PLC(1)	18,932	131,024
Schroders PLC(1)	2,230	105,674
Segro PLC(1)	12,988	80,293
Severn Trent PLC(1)	4,214	128,660
Sky PLC(1)	111,750	1,644,435
Smith & Nephew PLC(1)	15,805	268,101
Smiths Group PLC(1)	7,043	116,616
Sports Direct International PLC†(1)	4,745	42,716
SSE PLC(1)	102,899	2,285,501
Standard Chartered PLC(1)	120,876	1,957,192
Standard Life PLC(1)	34,628	243,896
Tate & Lyle PLC(1)	8,358	74,056
Tesco PLC(1)	533,780	1,910,249
Travis Perkins PLC(1)	4,377	126,432
Tullow Oil PLC(1)	16,094	67,204
Unilever PLC(1)	117,696	4,908,901
United Utilities Group PLC(1)	12,015	166,256
Vodafone Group PLC(1)	1,474,125	4,817,502
Vodafone Group PLC ADR	65,600	2,143,808
Weir Group PLC(1)	3,776	95,218
Whitbread PLC(1)	3,213	249,702
William Hill PLC(1)	15,378	84,517
WM Morrison Supermarkets PLC(1)	36,813	105,229
		138,753,844
United States — 0.1%
Autoliv, Inc.†(1)	5,779	682,368
Total Common Stocks (cost $639,575,408)		679,104,180

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES — 1.9%
Germany — 1.9%
Bayerische Motoren Werke AG(1)	961	$88,986
Fuchs Petrolub SE(1)	1,213	48,550
Henkel AG & Co. KGaA(1)	3,140	369,826
Porsche Automobil Holding SE(1)	2,708	265,826
Volkswagen AG(1)	47,870	12,738,805
Total Preferred Securities (cost $12,057,457)		13,511,993
EXCHANGE-TRADED FUNDS — 0.7%
iShares MSCI EAFE Index Fund	24,400	1,565,748
WisdomTree India Earnings Fund	159,613	3,639,177
Total Exchange-Traded Funds (cost $4,608,477)		5,204,925
RIGHTS — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 04/17/2015†	541,386	78,004
Banco de Sabadell SA Expires 04/17/2015† (subscription price 1.48 EUR)	60,541	15,363
Telefonica SA Expires 04/12/2015† (subscription price 10.84 EUR)	176,645	28,490
Total Rights (cost $76,704)		121,857
Total Long-Term Investment Securities (cost $656,318,046)		697,942,955
SHORT-TERM INVESTMENT SECURITIES — 0.3%
T. Rowe Price Reserve Investment Fund (cost $1,945,714)	1,945,714	1,945,714
REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount $4,915,000 collateralized by $4,840,000 of United States Treasury Notes, bearing interest at 2.20`% due 03/31/2021 and having an approximate value of $5,015,450	$4,915,000	4,915,000
State Street Bank & Trust Co. Joint Repurchase Agreement(2)	3,657,000	3,657,000
Total Repurchase Agreements (cost $8,572,000)		8,572,000
TOTAL INVESTMENTS (cost $666,835,760)(5)	98.9%	708,460,669
Other assets less liabilities	1.1	7,817,454
NET ASSETS	100.0%	$716,278,123

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $3,168,424 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $654,569,417 representing 91.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Illiquid security. At March 31, 2015 the aggregate value of these securities was $0 representing 0.0%% of net assets.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

AQXE — Aquis Exchange

CDI — Chess Depository Receipt

CHIX — Chi X Europe Exchange

CVA — Certification Van Aandelen (Dutch Cert.)

EUR — Euro Currency

FDR — Fiduciary Depository Receipt

ISE — Irish Stock Exchange

NVDR — Non-Voting Depository Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipy

SGMX — Sigman X

SIX — Swiss Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
61	Long	MSCI E-Mini Index	June 2015	$5,655,716	$5,581,195	$(74,521)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$27,968,223	$0	$27,968,223
Brazil	605,854	—	—	605,854
Canada	5,471,104	—	—	5,471,104
Cayman Islands	4,910,374	3,538,373	—	8,448,747
France	1,067,349	61,925,654	—	62,993,003
India	3,123,571	—	—	3,123,571
Mexico	890,010	—	—	890,010
Netherlands	1,919,687	18,626,832	—	20,546,519
Portugal	—	347,686	3,813	351,499
Singapore	2,050,609	7,924,662	—	9,975,271
United Arab Emirates	9,869	—	—	9,869
United Kingdom	17,990,605	120,763,239	—	138,753,844
Other Countries	—	399,966,666	—	399,966,666
Preferred Securities	—	13,511,993	—	13,511,993
Exchange-Traded Funds	5,204,925	—	—	5,204,925
Rights	121,857	—	—	121,857
Short-Term Investment Securities	1,945,714	—	—	1,945,714
Repurchase Agreements	—	8,572,000	—	8,572,000
Total Investments at Value	$45,311,528	$663,145,328	$3,813	$708,460,669
LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts	$74,521	$—	$—	$74,521

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
United States Treasury Notes	29.9%
Diversified Financial Services	11.9
Federal National Mtg. Assoc.	11.2
Repurchase Agreements	8.2
United States Treasury Bonds	6.2
Diversified Banking Institutions	5.8
Federal Home Loan Mtg. Corp.	3.9
Banks-Commercial	2.2
Electric-Integrated	2.0
Sovereign	1.9
Government National Mtg. Assoc.	1.7
Telephone-Integrated	1.4
Real Estate Investment Trusts	1.4
Pipelines	1.2
Cable/Satellite TV	1.2
Banks-Super Regional	1.2
Oil Companies-Exploration & Production	1.1
Oil Companies-Integrated	1.0
Medical-Drugs	0.7
Medical-Generic Drugs	0.6
Municipal Bonds & Notes	0.6
Medical-Biomedical/Gene	0.5
Multimedia	0.5
Insurance-Multi-line	0.5
Medical Instruments	0.5
Computers	0.5
Medical-HMO	0.4
Banks-Fiduciary	0.4
Retail-Discount	0.4
Finance-Auto Loans	0.3
Transport-Rail	0.3
Federal Home Loan Bank	0.3
Auto-Cars/Light Trucks	0.3
Insurance Brokers	0.3
Insurance-Life/Health	0.3
Exchange-Traded Funds	0.3
Agricultural Chemicals	0.3
Insurance-Property/Casualty	0.3
Auto/Truck Parts & Equipment-Original	0.2
Brewery	0.2
Finance-Credit Card	0.2
Medical Labs & Testing Services	0.2
Aerospace/Defense	0.2
Machinery-Construction & Mining	0.2
Diversified Operations	0.2
E-Commerce/Products	0.2
Medical-Wholesale Drug Distribution	0.2
Gas-Distribution	0.2
Diversified Minerals	0.2
Special Purpose Entities	0.2
Metal-Copper	0.2
Retail-Auto Parts	0.2
Trucking/Leasing	0.2
Transport-Services	0.2
Independent Power Producers	0.2
Banks-Money Center	0.2
Electronic Components-Semiconductors	0.2
Aerospace/Defense-Equipment	0.1
Applications Software	0.1
Paper & Related Products	0.1
Enterprise Software/Service	0.1%
Medical Products	0.1
Non-Hazardous Waste Disposal	0.1
Food-Wholesale/Distribution	0.1
Savings & Loans/Thrifts	0.1
Telecom Services	0.1
Building Societies	0.1
Retail-Drug Store	0.1
Tobacco	0.1
Cellular Telecom	0.1
Insurance-Mutual	0.1
Diversified Manufacturing Operations	0.1
Building Products-Cement	0.1
Containers-Paper/Plastic	0.1
Computer Services	0.1
Medical-Hospitals	0.1
Commercial Services	0.1
Finance-Consumer Loans	0.1
Pharmacy Services	0.1
Food-Meat Products	0.1
Publishing-Newspapers	0.1
Food-Misc./Diversified	0.1
Metal-Diversified	0.1
Internet Connectivity Services	0.1
Finance-Other Services	0.1
Steel-Producers	0.1
Satellite Telecom	0.1
Retail-Building Products	0.1
Specified Purpose Acquisitions	0.1
Semiconductor Components-Integrated Circuits	0.1
Machinery-Farming	0.1
Office Automation & Equipment	0.1
Rental Auto/Equipment	0.1
Metal Processors & Fabrication	0.1
Machinery-General Industrial	0.1
Networking Products	0.1
Internet Application Software	0.1
Advertising Sales	0.1
Cosmetics & Toiletries	0.1
Advertising Agencies	0.1
Professional Sports	0.1
Instruments-Scientific	0.1
Banks-Export/Import	0.1
110.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited) (continued)

Credit Quality†#
Aaa	59.1%
Aa	2.7
A	11.1
Baa	17.7
Ba	2.9
B	1.2
Caa	1.0
Ca	0.2
Not Rated@	4.1
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES — 11.1%
Diversified Financial Services — 11.1%
Adjustable Rate Mtg. Trust FRS Series 2005-9, Class 5A1 0.44% due 11/25/2035(1)	$314,550	$286,464
Adjustable Rate Mtg. Trust FRS Series 2005-10, Class 6a21 0.67% due 01/25/2036(1)	194,720	167,976
Alternative Loan Trust FRS Series 2006-29T1, Class 1A4 0.57% due 10/25/2036(1)	358,752	257,425
Alternative Loan Trust Series 2005-64CB, Class A1 5.50% due 12/25/2035(1)	306,768	270,302
American Express Credit Account Master Trust Series 2014-3, Class A 1.49% due 04/15/2020	219,000	220,750
American Home Mtg. Assets FRS Series 2006-2, Class 2A1 0.36% due 09/25/2046(1)	237,968	177,774
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.06% due 10/25/2046(1)	84,454	60,112
AmeriCredit Automobile Receivables Trust Series 2013-3, Class D 3.00% due 07/08/2019	160,000	163,106
AMMC CLO FRS Series 2014-14A, Class A1L 1.71% due 07/27/2026*(2)	1,190,000	1,184,050
Apidos CLO FRS Series 2014-17A, Class A1A 1.76% due 04/17/2026*(2)	1,315,000	1,314,342
Apidos CLO XVI FRS Series 2013-16A, Class A1 1.71% due 01/19/2025*(2)	795,000	791,343
Apidos CLO XX FRS* Series 2015-20A, Class A1 1.77% due 01/16/2027(2)	1,305,000	1,308,784
Applebee's Funding LLC/IHOP Funding LLC Series 2014-1, Class A2 4.28% due 09/05/2044*	124,000	128,346
ARES XXIX CLO, Ltd. FRS Series 2014-1A, Class A1 1.78% due 04/17/2026*(2)	1,215,000	1,215,486
ARES XXX CLO, Ltd. FRS Series 2014-30A, Class A2 1.11% due 04/20/2023*(2)	1,093,227	1,088,526
Asset Backed Securities Corp. Home Equity Loan Trust FRS Series 2004-HE7, Class M2 1.75% due 10/25/2034	245,015	229,182
Atlas Senior Loan Fund V, Ltd. FRS Series 2014-1A, Class A 1.80% due 07/16/2026*(2)	540,000	539,730
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Atlas Senior Loan Fund, Ltd. FRS Series 2014-6A, Class A 1.80% due 10/15/2026*(2)	$1,105,000	$1,103,895
Atrium CDO Corp. FRS Series 7AR, Class BR 2.01% due 11/16/2022*(2)	505,000	500,354
Atrium Corp. FRS Series 11-A, Class B 2.38% due 10/23/2025*(2)	1,520,000	1,526,840
Avalon IV Capital, Ltd. FRS Series 2012-1AR, Class BR 2.11% due 04/17/2023*(2)	485,000	481,799
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.74% due 12/05/2032*(3)	1,425,000	1,537,227
Avery Point CLO, Ltd. FRS Series 2014-1A, Class A 1.78% due 04/25/2026*(2)	1,205,000	1,198,734
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	87,000	88,072
Babson CLO, Ltd. FRS Series 2014-IA, Class A1 1.75% due 07/20/2025*(2)	295,000	294,970
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.75% due 02/10/2051(3)	818,310	888,991
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.23% due 01/25/2037(1)	26,840	16,810
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.40% due 02/20/2047(1)	626,669	543,119
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(3)	1,155,000	1,202,148
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.34% due 01/25/2037(1)	32,612	25,844
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.55% due 05/25/2036(1)	168,124	130,142
Bear Stearns ALT-A Trust FRS Series 2006-1, Class 11A1 0.65% due 02/25/2036(1)	90,691	73,451
Bear Stearns Alt-A Trust FRS Series 2005-9, Class 11A1 0.69% due 11/25/2035(1)	144,354	120,494
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(3)	14,217	14,228
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(3)	32,789	33,073

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(3)	$27,395	$29,167
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(3)	281,185	294,955
Bear Stearns Mortgage Funding FRS Series 2006-AR3, Class 1A1 0.35% due 10/25/2036(1)	125,692	98,215
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.37% due 02/25/2037(1)	287,386	216,900
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	349,083
Cent CLO, Ltd. FRS Series 2014-21A, Class A1A 1.75% due 07/27/2026*(2)	820,000	818,852
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	314,306
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	60,801	54,435
CIFC Funding, Ltd. FRS Series 2014-2A, Class A1L 1.74% due 05/24/2026*(2)	1,495,000	1,489,618
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.75% due 04/18/2025*(2)	1,285,000	1,281,659
CIFC Funding, Ltd. FRS Series 2012-1AR, Class A2R 2.36% due 08/14/2024*(2)	1,085,000	1,081,094
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	214,121
Citibank Credit Card Issuance Trust Series 2014-A8, Class A8 1.73% due 04/09/2020	210,000	212,296
Citibank Credit Card Issuance Trust Series 2014-A1, Class A1 2.88% due 01/23/2023	101,000	105,105
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class XA 1.15% due 07/10/2047(3)(4)	4,396,835	340,790
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(3)	303,000	314,316
Citigroup Commercial Mtg. Trust Series 2014-GC23, Class A2 2.85% due 07/10/2047(3)	494,000	512,897
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(3)	602,000	628,295
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust Series 2014-GC21, Class A5 3.86% due 05/10/2047(3)	$610,000	$663,565
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(3)	615,000	676,669
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(3)	1,110,000	1,231,124
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(3)	870,000	983,328
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.13% due 12/10/2049(3)	318,150	347,709
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(3)	1,190,000	1,252,828
CLI Funding V LLC Series 2014-2A, Class A 3.38% due 10/18/2029*	239,583	243,008
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.03% due 12/10/2049(3)	900,914	963,344
Commercial Mtg. Trust Series 2012-CR5, Class A4 2.77% due 12/10/2045(3)	45,000	45,816
Commercial Mtg. Trust Series 2014-UBS2, Class A2 2.82% due 03/10/2047(3)	348,000	359,972
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(3)	1,065,000	1,092,591
Commercial Mtg. Trust Series 2015-DC1, Class A2 2.87% due 02/10/2048(3)	454,000	469,888
Commercial Mtg. Trust Series 2013-CR8, Class A4 3.33% due 06/10/2046(3)	425,000	447,368
Commercial Mtg. Trust VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(3)	775,000	833,804
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(3)	1,135,000	1,212,087
Commercial Mtg. Trust Series 2014-UBS2, Class A5 3.96% due 03/10/2047(3)	660,000	721,447
Commercial Mtg. Trust Series 2014-LC15, Class A4 4.01% due 04/10/2047(3)	900,000	987,824
Commercial Mtg. Trust Series 2014-CR16, Class A4 4.05% due 04/10/2047(3)	675,000	743,461
Commercial Mtg. Trust Series 2013-CR9, Class A3 4.26% due 07/10/2045(3)	130,000	142,949

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Trust Series 2013-300P, Class A1 4.35% due 08/10/2030*(3)	$845,000	$943,773
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.75% due 06/10/2046(3)	138,114	143,137
Commercial Mtg. Trust Pass Through Certs. Series 2014-CR17, Class A5 3.98% due 05/10/2047(3)	605,000	664,506
Consumer Credit Origination Loan Trust Series 2015-1, Class A 2.82% due 03/15/2021*	391,330	392,765
Core Industrial Trust Series 2015-CALW, Class A 3.04% due 02/10/2034*(3)	398,000	409,922
Countrywide Alternative Loan Trust FRS Series 2005-72, Class A1 0.44% due 01/25/2036(1)	103,797	92,265
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.49% due 11/25/2035(1)	91,929	75,255
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.97% due 12/25/2035(1)	213,303	174,802
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	311,439	260,051
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	389,441	274,208
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-2, Class 2A3 0.51% due 03/25/2035(1)	122,167	100,035
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB3, Class 2A2A 2.42% due 06/20/2035(1)	221,505	210,915
Countrywide Home Loan Mtg. Pass Through Trust FRS Series 2005-HYB7, Class 6A1 4.79% due 11/20/2035(1)	60,930	54,444
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	64,948	65,647
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	625,000	624,217
Credit Acceptance Auto Loan Trust Series 2014-2A, Class A 1.88% due 03/15/2022*	1,215,000	1,219,243
Credit Suisse First Boston Mtg. Securities Corp. Series 2005-C3, Class AJ 4.77% due 07/15/2037(3)	380,000	380,439
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A1 1.68% due 04/15/2050(3)	$217,000	$218,297
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(3)	109,000	115,136
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(3)	78,946	82,835
CWHL Mtg. Pass Through Trust FRS Series 2007-HY4, Class 1A1 2.55% due 09/25/2047(1)	394,438	351,638
CWHL Mtg. Pass Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	254,174	241,835
DB Master Finance LLC Series 2015-1A, Class A2II 3.98% due 02/20/2045*	226,000	230,805
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.32% due 03/25/2037(1)	30,260	21,679
Domino's Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	46,380	48,225
Dryden 33 Senior Loan Fund FRS Series 2014-33A, Class A 1.73% due 07/15/2026*(2)	1,370,000	1,369,315
Dryden Senior Loan Fund FRS Series 2014-36A, Class B 2.62% due 11/09/2025*(2)	1,050,000	1,070,475
Dryden XXXI Senior Loan Fund FRS Series 2014-31A, Class A 1.61% due 04/18/2026*(2)	1,260,000	1,252,314
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.03% due 03/19/2046(1)	447,883	344,286
First Franklin Mtg. Loan Trust FRS Series 2006-FF15, Class A5 0.33% due 11/25/2036	269,825	236,161
First Investors Auto Owner Trust Series 2013-1A, Class B 1.81% due 10/15/2018*	175,000	175,882
Flagship Credit Auto Trust Series 2014-1, Class A 1.21% due 04/15/2019*	246,638	246,195
Flatiron CLO, Ltd. FRS Series 2014-1A, Class A2 2.16% due 07/17/2026*(2)	290,000	292,175
Ford Credit Auto Owner Trust Series 2014-C,Class B 1.97% due 04/15/2020	164,000	164,332
Ford Credit Auto Owner Trust Series 2015-1, Class A 2.12% due 07/15/2026*	161,000	162,352
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	190,721

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-4, Class A1 1.40% due 08/15/2019	$242,000	$242,620
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.32% due 11/10/2045(3)	810,222	819,000
GM Financial Automobile Leasing Trust 2014-1 Series 2014-2A, Class B 1.96% due 03/20/2018*	190,000	190,659
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 2.98% due 04/19/2036(1)	519,622	460,297
GMACM Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 2.94% due 09/19/2035(1)	101,159	94,433
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(3)	284,000	306,073
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(3)	208,000	209,578
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(3)	1,285,000	1,314,510
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(3)	155,000	186,603
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(3)	1,225,000	1,308,894
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(3)	1,050,000	1,090,923
GS Mtg. Securities Trust Series 2014-GC20, Class A5 4.00% due 04/10/2047(3)	615,000	675,637
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.22% due 12/25/2046	63,332	44,032
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.25% due 02/25/2037	567,754	306,012
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.26% due 12/25/2036	18,581	9,057
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.41% due 11/25/2036	150,357	91,284
GSAA Home Equity Trust FRS Series 2006-3, Class A3 0.47% due 03/25/2036	33,451	23,953
GSAA Home Equity Trust FRS Series 2007-5, Class 2A3A 0.49% due 04/25/2047	252,471	168,526
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	$136,319	$80,123
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	265,105	154,773
GSAA Trust FRS Series 2007-3, Class 1A2 0.34% due 03/25/2047	103,302	53,064
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	324,319
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.67% due 11/25/2035(1)	23,131	16,808
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.66% due 01/25/2036(1)	24,274	22,159
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.66% due 01/25/2036(1)	266,156	242,631
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.37% due 01/19/2038(1)	17,250	14,571
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.42% due 12/19/2036(1)	391,595	277,011
HarborView Mtg. Loan Trust FRS Series 2004-11, Class 1A 0.52% due 01/19/2035(1)	62,837	43,837
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(3)	1,305,000	1,307,968
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.45% due 07/25/2035(1)	8,619	7,181
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.48% due 08/25/2035(1)	126,318	101,258
IndyMac Index Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.55% due 12/25/2036(1)	485,650	421,591
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A2R 2.09% due 03/14/2022*(2)	1,000,000	993,500
ING Investment Management Co. FRS Series 2014-1A, Class A1 1.76% due 04/18/2026*(2)	1,250,000	1,250,500
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.18% due 06/17/2031*	170,000	168,074
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2012-LC9, Class A5 2.84% due 12/15/2047(3)	855,000	874,362

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(3)	$1,000,000	$1,038,947
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(3)	1,210,000	1,286,535
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(3)	985,000	1,095,358
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(3)	54,294	56,575
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-CB19, Class A4 5.69% due 02/12/2049(3)	820,000	883,026
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.61% due 05/25/2036(1)	49,519	43,940
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(3)	509,000	531,664
JPMBB Commercial Mtg. Securities Trust Series 2014-C21, Class A5 3.77% due 08/15/2047(3)	290,000	313,119
JPMBB Commercial Mtg. Securities Trust Series 2014-C19, Class A4 4.00% due 04/15/2047(3)	610,000	669,793
JPMBB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(3)	1,165,000	1,293,498
JPMBB Commercial Mtg. Securities Trust Series 2013-C17, Class A4 4.20% due 01/15/2047(3)	335,000	373,299
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(3)	751,450	788,480
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.15% due 04/15/2041(3)	98,904	108,426
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.36% due 11/25/2046(1)	383,417	320,085
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.41% due 06/25/2047(1)	42,336	28,416
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Lehman XS Trust FRS Series 2005-6, Class 1A1 0.43% due 11/25/2035	$81,738	$58,075
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.02% due 09/25/2047(1)	362,949	288,602
Limerock CLO II, Ltd. FRS Series 2014-2A, Class A 1.76% due 04/18/2026*(2)	1,295,000	1,292,151
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.43% due 11/25/2035(1)	353,966	315,955
Madison Park Funding XII, Ltd. FRS Series 2014-12A, Class A 1.76% due 07/20/2026*(2)	1,290,000	1,287,678
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.71% due 01/19/2025*(2)	750,000	748,125
Magnetite IX, Ltd. FRS Series 2014-9A, Class A1 1.68% due 07/25/2026*(2)	1,115,000	1,111,432
Magnetite IX, Ltd. FRS Series 2014-9A, Class A2 2.21% due 07/25/2026*(2)	895,000	891,241
Magnetite VIII, Ltd. FRS Series 2014-8A, Class A 1.73% due 04/15/2026*(2)	835,000	834,582
Magnetite XII, Ltd. FRS Series 2015-12A, Class A 1.82% due 04/15/2027*(2)	930,000	930,465
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.54% due 07/25/2035(1)	449,262	371,843
Merrill Lynch Mtg. Trust VRS(3) Series 2005-MCP1, Class A4 4.75% due 06/12/2043	10,654	10,659
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(3)	934,033	987,151
ML-CFC Commercial Mtg. Trust Series 2007-9, Class A4 5.70% due 09/12/2049(3)	625,000	670,053
ML-CFC Commercial Mtg. Trust VRS Series 2007-7, Class A4 5.74% due 06/12/2050(3)	650,000	700,939
Morgan Stanley ABS Capital I Trust FRS Series 2006-NC4, Class A2C 0.32% due 06/25/2036	48,884	44,560
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C19, Class XA 1.17% due 12/15/2047(3)(4)	2,805,683	207,879

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class A2 3.10% due 12/15/2047(3)	$389,000	$408,163
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(3)	1,065,000	1,175,226
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(3)	755,000	794,682
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(3)	1,049,446	1,102,483
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(3)	1,255,000	1,345,827
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(3)	1,088,054	1,179,481
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 3A1 2.59% due 05/25/2036(1)	106,202	77,480
Neuberger Berman CLO XVII, Ltd. FRS Series 2014-17A, Class A 1.72% due 08/04/2025*(2)	1,085,000	1,080,551
Neuberger Berman CLO, Ltd. FRS Series 2014-16A, Class A1 1.72% due 04/15/2026*(2)	955,000	952,899
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.40% due 04/25/2037	375,000	248,109
Nissan Auto Lease Trust Series 2014-A, Class A4 1.04% due 10/15/2019	230,000	230,203
Nomura Asset Acceptance Corp Alternative Loan Trust FRS Series 2006-AF1, Class 3A1 3.67% due 06/25/2036(1)	258,980	197,772
NRP Mtg. Trust VRS Series 2013-1, Class A1 3.25% due 07/25/2043*(1)	311,808	312,919
Oak Hill Credit Partners X, Ltd. FRS Series 2014-10A, Class A 1.73% due 07/20/2026*(2)	405,000	404,595
Oaktree EIF II Series A1, Ltd. FRS Series BH3-B1A, Class A 1.91% due 02/15/2026*(2)	1,325,000	1,324,337
Octagon Investment Partners XVI, Ltd. FRS Series 2013-A, Class 1A 1.38% due 07/17/2025*(2)	705,000	694,566
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.81% due 04/17/2026*(2)	$1,265,000	$1,264,367
Race Point IX CLO, Ltd. FRS Series BH3-9A, Class A1 1.77% due 04/15/2027*(2)	1,565,000	1,564,217
RALI Series Trust FRS Series 2006-QA3, Class A2 0.47% due 04/25/2036(1)	346,876	247,937
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.92% due 09/25/2046(1)	286,366	194,182
Residential Accredit Loans, Inc. FRS Series 2007-QH9, Class A1 1.39% due 11/25/2037(1)	119,686	78,109
RFMSI Series Trust FRS Series 2005-SA3, Class 1A 2.70% due 08/25/2035(1)	178,576	141,688
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.05% due 04/25/2037(1)	54,267	47,197
Santander Drive Auto Receivables Trust Series 2014-B, Class 4 1.82% due 05/15/2019	285,000	285,428
Santander Drive Auto Receivables Trust Series 2014-5, Class C 2.46% due 06/15/2020	164,000	164,935
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.26% due 07/25/2036	228,324	112,426
Seneca Park CLO, Ltd. FRS Series 2014-1A, Class A 1.74% due 07/17/2026*(2)	955,000	958,342
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.48% due 07/20/2037(1)	36,799	30,819
Shackleton CLO, Ltd. FRS Series 2014-6A, Class A2 1.74% due 07/17/2026*(2)	985,000	980,075
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A 2.05% due 06/20/2031*	113,845	114,483
Soundview Home Loan Trust FRS Series 2006-3, Class A4 0.42% due 11/25/2036	290,000	199,974
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.35% due 07/25/2037	50,000	31,147
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	1,079,661	1,082,440

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*	$755,000	$755,310
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.47% due 09/25/2034(1)	45,239	40,120
Symphony CLO, Ltd. FRS Series 2014-14A, Class A2 1.73% due 07/14/2026*(2)	1,130,000	1,133,051
Symphony CLO, Ltd. FRS Series 2012-BR, Class 8AR 2.00% due 01/09/2023*(2)	1,200,000	1,198,560
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	116,133	118,757
Thacher Park CLO FRS Series 2014-A, Class 1A 1.72% due 10/20/2026*(2)	810,000	809,190
Treman Park CLO LLC FRS Series 2015-1A, Class A 1.76% due 04/20/2027*(2)	1,325,000	1,324,337
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(3)	700,000	728,605
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(3)	101,000	105,382
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(3)	1,195,000	1,222,273
Voya CLO 2014-2, Ltd. FRS Series 2014-2A, Class A1 1.71% due 07/17/2026*(2)	250,000	249,525
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.27% due 10/15/2044(3)	10,517	10,593
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(3)	100,000	105,284
WaMu Mtg. Pass Through Certs. FRS Series 2006-AR15, Class 2A 2.19% due 11/25/2046(1)	103,214	93,022
Wells Fargo Commercial Mtg. Trust Series BH3-C26, Class A2 2.66% due 02/15/2048(3)	140,000	144,160
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.49% due 10/25/2036(1)	327,452	304,710
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.61% due 10/25/2035(1)	325,000	312,579
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-X, Class 1A3 2.62% due 11/25/2034(1)	$69,774	$69,889
Westlake Automobile Receivables Trust Series 2014-B, Class 2A 1.58% due 04/15/2020*	1,250,000	1,253,274
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.08% due 02/15/2044*(3)(4)	982,479	26,946
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(3)	1,405,000	1,444,048
WF-RBS Commercial Mtg. Trust Series 2014-C21, Class A2 2.92% due 08/15/2047(3)	351,000	365,793
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(3)	505,000	551,547
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(3)	1,140,000	1,253,202
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(3)	480,000	532,176
Total Asset Backed Securities (cost $118,895,225)		120,516,821
U.S. CORPORATE BONDS & NOTES — 25.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	403,000	417,452
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	94,000	99,582
		517,034
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	51,000	45,645
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 3.80% due 10/07/2024*	81,000	85,028
BAE Systems Holdings, Inc. Company Guar. Notes 4.75% due 10/07/2044*	121,000	132,667
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	210,234
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	200,000	201,440
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	523,270

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	$145,000	$142,736
Raytheon Co. Senior Notes 3.13% due 10/15/2020	500,000	527,391
Raytheon Co. Senior Notes 3.15% due 12/15/2024	285,000	295,883
		2,118,649
Aerospace/Defense-Equipment — 0.1%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	94,000	95,410
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	39,000	40,170
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,379,076
		1,514,656
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	500,000	528,392
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,275,000	1,432,538
		1,960,930
Airlines — 0.0%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	83,000	85,075
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(5)	28,448	28,875
United Airlines Pass Through Trust Pass Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	140,000	140,875
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	95,573	100,112
		354,937
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	35,530
Apparel Manufacturers — 0.0%
Quiksilver, Inc./QS Wholesale, Inc. Company Guar. Notes 10.00% due 08/01/2020	93,000	65,798
Security Description	Principal Amount(17)	Value (Note 2)
Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	$835,000	$841,029
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	550,000	548,551
		1,389,580
Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. FRS Senior Notes 0.64% due 05/26/2016*	500,000	501,844
American Honda Finance Corp. Senior Notes 1.20% due 07/14/2017	236,000	236,611
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	277,240
Daimler Finance North America LLC Company Guar. Notes 1.38% due 08/01/2017*	306,000	306,214
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	359,000	366,890
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	355,747
Volkswagen Group of America Finance LLC Company Guar. Notes 1.60% due 11/20/2017*	785,000	791,870
		2,836,416
Auto-Heavy Duty Trucks — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	101,990
PACCAR Financial Corp. Senior Notes 2.20% due 09/15/2019	264,000	268,706
		370,696
Auto/Truck Parts & Equipment-Original — 0.2%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	100,395
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*	2,000,000	2,187,500
		2,287,895
Banks-Commercial — 0.7%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	250,000	268,390

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	$600,000	$605,796
Capital One NA Senior Notes 1.50% due 09/05/2017	1,500,000	1,496,507
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	357,838
Capital One NA/Mclean VA Senior Notes 1.65% due 02/05/2018	350,000	348,614
Citizens Bank NA Senior Notes 2.45% due 12/04/2019	428,000	433,271
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	264,421
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	255,000	258,458
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	261,677
KeyBank NA Senior Notes 2.25% due 03/16/2020	258,000	259,781
MUFG Union Bank NA Senior Notes 3.00% due 06/06/2016	595,000	609,261
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	273,344
PNC Bank NA Senior Notes 1.13% due 01/27/2017	392,000	393,319
PNC Bank NA 2.40% due 10/18/2019	755,000	769,446
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	391,311
SVB Financial Group Senior Notes 3.50% due 01/29/2025	120,000	119,215
		7,110,649
Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	2,210,000	2,228,038
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,092,183
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	273,143
Security Description	Principal Amount(17)	Value (Note 2)
Banks-Fiduciary (continued)
State Street Corp. Sub. Notes 3.10% due 05/15/2023	$165,000	$166,898
		3,760,262
Banks-Super Regional — 1.1%
Bank of America NA Senior Notes 1.65% due 03/26/2018	275,000	275,686
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	430,518
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	229,839
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	240,781
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	125,000	187,564
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	691,777
National City Corp. Sub. Notes 6.88% due 05/15/2019	169,000	199,406
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(7)	190,000	191,744
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	511,884
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	1,335,000	1,389,770
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	706,927
Wells Fargo & Co. Senior Notes 1.40% due 09/08/2017	338,000	339,495
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	2,000,000	2,024,318
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	430,000	431,849
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	650,000	671,340
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	399,050
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	930,000	981,213

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	$580,000	$619,090
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	645,000	781,030
		11,303,281
Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	510,000	510,648
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 1.38% due 07/15/2017	707,000	711,368
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	489,544
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	781,535
		2,493,095
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	95,750
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	113,545
Vulcan Materials Co. Senior Notes 4.50% due 04/01/2025	158,000	160,370
		273,915
Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	221,000	228,182
Building-Residential/Commercial — 0.0%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	107,250
Cable/Satellite TV — 1.0%
CCOH Safari LLC Company Guar. Notes 5.50% due 12/01/2022	70,000	71,575
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	800,000	813,458
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	470,000	540,812
Security Description	Principal Amount(17)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	$500,000	$710,202
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	215,000	304,994
Cox Communications, Inc. Senior Notes 3.85% due 02/01/2025*	995,000	1,024,740
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	322,347
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	227,195
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 1.75% due 01/15/2018	700,000	700,111
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/2017	625,000	636,215
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	407,589
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	218,000	224,600
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	166,957
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.35% due 03/15/2040	152,000	179,884
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	117,755
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	375,000	364,612
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	738,557
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	614,000	629,819
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	800,000	892,766
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	300,000	326,303

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	$225,000	$269,102
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	419,000	526,200
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	344,694
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	119,000	160,414
		10,700,901
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	79,000	78,407
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	89,000	77,875
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022*(8)	65,000	49,888
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	44,125
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,187
		300,482
Casino Services — 0.0%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	39,000	39,878
Cellular Telecom — 0.0%
Sprint Communications, Inc. Senior Notes 7.00% due 08/15/2020	35,000	35,547
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	109,000	106,275
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	41,000	41,205
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	40,000	41,276
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	135,000	141,075
		365,378
Security Description	Principal Amount(17)	Value (Note 2)
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	$75,000	$75,563
Chemicals-Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	80,000	81,100
Ecolab, Inc. Senior Notes 2.25% due 01/12/2020	95,000	95,594
Evolution Escrow Issuer LLC Company Guar. Notes 7.50% due 03/15/2022*	58,000	58,725
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	146,288
		381,707
Coal — 0.0%
Murray Energy Corp. Senior Sec. Notes 8.63% due 06/15/2021*	64,000	66,880
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	148,625
		215,505
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	40,700
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	93,120
		133,820
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	480,000	473,559
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	208,489
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	278,000	279,443
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	19,705
		981,196

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.5%
Apple, Inc. Senior Notes 2.50% due 02/09/2025	$965,000	$944,368
Apple, Inc. Senior Notes 3.45% due 02/09/2045	1,326,000	1,258,691
Apple, Inc. Senior Notes 4.45% due 05/06/2044	475,000	530,097
Dell, Inc. Notes 4.63% due 04/01/2021	142,000	142,710
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	630,501
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	615,831
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	210,273
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	247,952
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	295,000	328,314
		4,908,737
Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 1.85% due 03/01/2020	60,000	60,023
Containers-Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	46,000	48,070
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	113,000	129,385
Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	44,000	44,821
		222,276
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	146,160
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	113,000	116,814
		262,974
Security Description	Principal Amount(17)	Value (Note 2)
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	$109,000	$102,732
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	421,108
		523,840
Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	57,000	58,924
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	95,000	93,100
Diversified Banking Institutions — 4.0%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	2,661,000	2,708,345
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	625,000	630,058
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	715,000	762,939
Bank of America Corp. Sub. Notes 4.20% due 08/26/2024	1,015,000	1,050,085
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	212,000	218,857
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	200,000	229,564
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	605,259
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	525,000	526,873
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	32,000	32,120
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	2,985,000	3,087,359
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	432,119
Citigroup, Inc. Sub. Notes 4.88% due 05/07/2015	425,000	426,492
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	38,000	42,713
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	442,022

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	$480,000	$558,611
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	533,322
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	675,301
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	1,160,000	1,404,760
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	113,344
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	168,126
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	800,000	816,345
Goldman Sachs Group, Inc. Senior Notes 2.55% due 10/23/2019	236,000	239,280
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	820,000	828,724
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	655,000	685,505
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,199,527
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	163,000	185,366
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	964,543
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	89,000	113,519
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	610,000	795,120
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	481,431
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,616,000	2,121,894
JPMorgan Chase & Co. Senior Notes 2.20% due 10/22/2019	302,000	302,822
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,906,000	1,949,281
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	$645,000	$649,338
JPMorgan Chase & Co. Senior Notes 3.63% due 05/13/2024	820,000	852,628
JPMorgan Chase & Co. Sub. Notes 4.13% due 12/15/2026	200,000	207,340
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	49,072
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	494,986
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	586,436
JPMorgan Chase & Co. Senior Notes 4.85% due 02/01/2044	765,000	872,983
JPMorgan Chase & Co. Senior Notes 5.60% due 07/15/2041	125,000	152,944
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	505,000	605,732
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	357,000	399,317
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	418,189
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	694,000	845,078
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,029,472
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,339,265
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	115,750
Morgan Stanley Senior Notes 1.88% due 01/05/2018	1,573,000	1,583,762
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,718,671
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	432,861
Morgan Stanley Senior Notes 3.70% due 10/23/2024	510,000	531,717
Morgan Stanley Senior Notes 3.75% due 02/25/2023	400,000	418,936

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$1,007,000	$1,047,996
Morgan Stanley Senior Notes 4.30% due 01/27/2045	730,000	756,446
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	637,000	667,744
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	220,371
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	229,392
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	259,656
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	165,707
Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,225,000	1,393,256
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	149,540
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	28,955
		43,555,166
Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	241,000	280,670
General Electric Capital Corp. FRS Senior Notes 0.53% due 01/09/2017	2,075,000	2,077,538
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	310,000	313,301
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	410,409
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	645,113
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	294,558
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	283,686
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	842,000	1,088,640
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	$1,100,000	$1,284,998
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	199,109
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	225,000	311,209
General Electric Capital Corp. Senior Notes 6.88% due 01/10/2039	1,000,000	1,438,528
USAA Capital Corp. Senior Notes 2.13% due 06/03/2019*	275,000	277,726
		8,905,485
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	152,000	154,600
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	168,872
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043	199,000	242,942
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	245,962
Trinity Industries, Inc. Company Guar. Notes 4.55% due 10/01/2024	134,000	134,716
		947,092
Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 1.63% due 02/09/2018	88,000	87,998
E-Commerce/Products — 0.2%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	750,000	788,243
Amazon.com, Inc. Senior Bonds 4.95% due 12/05/2044	775,000	845,504
		1,633,747
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	130,000	132,600
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	342,117

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	$68,000	$66,300
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	62,843
		129,143
Electric-Integrated — 1.9%
Arizona Public Service Co. Senior Notes 2.20% due 01/15/2020	96,000	96,646
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	264,996
Consolidated Edison Co. of New York, Inc. Senior Notes 3.30% due 12/01/2024	350,000	367,755
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	321,261
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	125,152
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	537,872
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	387,380
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	345,794
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	80,000	84,856
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	54,388
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	66,319
Duke Energy Corp. Senior Notes 1.63% due 08/15/2017	320,000	323,457
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	480,974
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	1,705,000	1,825,052
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	987,800
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	235,868
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Progress, Inc. 1st Mtg. Notes 4.15% due 12/01/2044	$900,000	$983,076
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,614,089
Entergy Arkansas, Inc. 1st Mtg. Bonds 4.95% due 12/15/2044	140,000	147,273
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	80,927
Entergy Louisiana LLC 1st Mtg. Bonds 4.95% due 01/15/2045	125,000	129,709
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	129,000	131,176
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	369,300
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	217,157
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	286,108
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	49,192
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	398,389
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	101,773
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	505,493
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	658,276
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	239,407
NiSource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	275,000	290,235
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	275,000	327,301
NiSource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	90,932
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	817,964
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	443,145

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	$172,000	$180,400
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	276,956
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	470,000	541,644
PacifiCorp 1st Mtg. 3.60% due 04/01/2024	500,000	535,724
PacifiCorp 1st Mtg. Bonds 4.10% due 02/01/2042	275,000	296,615
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	176,393
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	88,647
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	214,793
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	294,407
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	618,205
Southern California Edison Co. 1st Mtg. Bonds 1.13% due 05/01/2017	235,000	236,022
Southern Co. Senior Notes 1.30% due 08/15/2017	201,000	201,099
Southern Power Co. Senior Notes 5.25% due 07/15/2043	170,000	198,171
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	100,000	104,453
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	182,523
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	349,323
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	170,164
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	111,903
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,100,249
		20,264,183
Security Description	Principal Amount(17)	Value (Note 2)
Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	$70,000	$76,767
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021	100,000	104,000
Intel Corp. Senior Notes 1.35% due 12/15/2017	380,000	381,916
		485,916
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	72,000	72,436
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	47,000	48,763
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.80% due 07/08/2021	425,000	440,208
Oracle Corp. Senior Notes 5.38% due 07/15/2040	400,000	490,706
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	282,466
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	212,213
		1,425,593
Finance-Auto Loans — 0.3%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	14,000	13,825
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	193,000	191,794
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	34,000	35,063
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	100,000	98,625
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	115,243
Ford Motor Credit Co. LLC Senior Notes 1.68% due 09/08/2017	1,000,000	998,576
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	300,662

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	$1,225,000	$1,442,072
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	416,462
		3,612,322
Finance-Consumer Loans — 0.1%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021*	126,000	119,700
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	42,000	43,365
Synchrony Financial Senior Notes 2.70% due 02/03/2020	585,000	587,542
Synchrony Financial Senior Notes 4.25% due 08/15/2024	194,000	202,886
		953,493
Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	350,000	359,438
American Express Co. Senior Notes 7.00% due 03/19/2018	975,000	1,126,437
American Express Credit Corp. Senior Notes 1.55% due 09/22/2017	259,000	260,921
Discover Financial Services Senior Notes 3.75% due 03/04/2025	192,000	193,409
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	178,155
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	44,069
		2,162,429
Finance-Investment Banker/Broker — 0.0%
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	123,000	125,059
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	215,000	247,521
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(9)†	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(9)†	99,000	10
		372,603
Security Description	Principal Amount(17)	Value (Note 2)
Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	$151,000	$162,136
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.10% due 01/27/2017	365,000	366,573
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	197,944
		564,517
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	63,938
Food-Confectionery — 0.0%
JM Smucker Co. Company Guar. Notes 2.50% due 03/15/2020*	200,000	202,684
Food-Dairy Products — 0.0%
Dean Foods Co. Senior Notes 6.50% due 03/15/2023*	100,000	100,500
Food-Meat Products — 0.0%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	57,000	57,428
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	75,000	75,937
		133,365
Food-Misc./Diversified — 0.1%
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	500,000	541,496
Food-Retail — 0.0%
Albertson's Holdings LLC/Saturn Acquisition Merger Sub, Inc. Senior Sec. Notes 7.75% due 10/15/2022*	52,000	55,640
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	259,812
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	69,000	73,485
		388,937
Food-Wholesale/Distribution — 0.1%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	39,000	38,123

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Wholesale/Distribution (continued)
Sysco Corp. Company Guar. Notes 2.35% due 10/02/2019	$665,000	$680,378
Sysco Corp. Company Guar. Notes 4.50% due 10/02/2044	500,000	533,001
		1,251,502
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014*(5)(9)(10)	1,320	13
Gas-Distribution — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	234,421
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	108,094
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043	74,000	83,637
Sempra Energy Senior Notes 3.55% due 06/15/2024	1,200,000	1,256,652
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	128,726
		1,811,530
Gold Mining — 0.0%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	225,000	233,370
Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	30,254
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	125,000	133,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc. Senior Sec. Notes 7.38% due 11/01/2022	65,000	68,331
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	55,000	56,100
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	76,000	78,090
		366,525
Security Description	Principal Amount(17)	Value (Note 2)
Industrial Gases — 0.0%
Praxair, Inc. Senior Notes 2.65% due 02/05/2025	$95,000	$93,948
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	515,283
Insurance Brokers — 0.3%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	128,190
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	309,650
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	1,450,000	1,479,042
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	290,000	297,700
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	282,023
USI, Inc. Senior Notes 7.75% due 01/15/2021*	130,000	133,250
		2,629,855
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	247,080
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	421,526
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	358,829
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	211,597
Pricoa Global Funding I Senior Sec. Notes 1.35% due 08/18/2017*	251,000	250,825
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,608
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	125,845
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	186,000	186,632
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	449,412
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	381,073
		2,703,427

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.5%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	$351,000	$449,166
Hartford Financial Services Group, Inc. Senior Notes 6.10% due 10/01/2041	275,000	359,174
Kemper Corp. Senior Notes 4.35% due 02/15/2025	131,000	134,059
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	125,000	129,452
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	472,659
Metropolitan Life Global Funding I Sec. Notes 1.30% due 04/10/2017*	403,000	405,248
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	341,433
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	2,200,000	2,233,253
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	295,000	475,986
		5,000,430
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	812,093
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	225,107
		1,037,200
Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.15% due 03/15/2025	1,225,000	1,252,422
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	325,000	354,786
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	98,000	97,755
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	134,000	134,670
		232,425
Security Description	Principal Amount(17)	Value (Note 2)
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	$305,000	$350,823
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 2.25% due 12/01/2019	2,060,000	2,090,857
Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.13% due 06/12/2017	275,000	275,928
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	339,000	342,609
		618,537
Medical Instruments — 0.5%
Medtronic, Inc. Senior Notes 2.50% due 03/15/2020*	1,565,000	1,599,649
Medtronic, Inc. Senior Notes 3.15% due 03/15/2022*	970,000	1,007,213
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025*	598,000	625,144
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035*	1,359,000	1,477,835
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045*	640,000	725,422
		5,435,263
Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	390,000	394,820
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	163,000	163,665
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	84,000	86,461
Roche Holdings, Inc. Company Guar. Notes 1.35% due 09/29/2017*	351,000	352,748
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	278,000	282,069
Roche Holdings, Inc. Company Guar. Notes 3.35% due 09/30/2024*	810,000	849,461
		2,129,224

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	$55,000	$56,496
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	73,000	76,402
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	50,000	54,336
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	152,000	133,000
Zimmer Holdings, Inc. Senior Notes 1.45% due 04/01/2017	1,055,000	1,057,091
		1,377,325
Medical-Biomedical/Gene — 0.5%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	1,170,000	1,230,427
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	400,000	430,401
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	259,146
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	622,602
Celgene Corp. Senior Notes 4.63% due 05/15/2044	875,000	930,744
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	400,000	421,813
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	549,919
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	726,517
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	545,000	601,907
		5,773,476
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	195,285
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	939,416
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	810,000	823,840
Security Description	Principal Amount(17)	Value (Note 2)
Medical-Drugs (continued)
EMD Finance LLC Company Guar. Notes 2.95% due 03/19/2022*	$655,000	$662,681
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	67,000	68,675
Forest Laboratories, Inc. Company Guar. Notes 4.88% due 02/15/2021*	181,000	199,544
Merck & Co., Inc. FRS Senior Notes 0.63% due 02/10/2020	1,570,000	1,576,330
Merck & Co., Inc. Senior Notes 2.75% due 02/10/2025	103,000	102,917
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	1,019,412
		5,588,100
Medical-Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	337,027
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042	550,000	560,388
		897,415
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	100,000	102,519
Centene Corp. Senior Notes 4.75% due 05/15/2022	130,000	134,875
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	93,233
Humana, Inc. Senior Notes 3.85% due 10/01/2024	1,525,000	1,593,918
UnitedHealth Group, Inc. Senior Notes 1.40% due 10/15/2017	500,000	504,860
UnitedHealth Group, Inc. Senior Notes 1.40% due 12/15/2017	153,000	154,229
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,322
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	500,000	507,290
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	400,000	433,584

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	$325,000	$372,769
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	338,039
		4,370,638
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	90,099
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,390
HCA, Inc. Senior Notes 4.75% due 05/01/2023	40,000	41,500
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	24,000	25,170
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	109,000	120,684
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	125,000	135,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	75,000	78,000
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	211,000	246,252
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	100,000	101,344
		867,439
Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc. Senior Notes 3.50% due 11/15/2024	1,025,000	1,059,419
McKesson Corp. Senior Notes 1.40% due 03/15/2018	765,000	764,146
		1,823,565
Metal-Copper — 0.2%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 5.45% due 03/15/2043	550,000	492,963
Freeport-McMoRan, Inc Company Guar. Notes 4.00% due 11/14/2021	820,000	800,345
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	162,000	161,483
Security Description	Principal Amount(17)	Value (Note 2)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Senior Notes 3.55% due 03/01/2022	$240,000	$222,151
		1,676,942
Multimedia — 0.5%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	384,579
21st Century Fox America, Inc. Company Guar. Notes 6.15% due 02/15/2041	790,000	1,021,368
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	197,341
21st Century Fox America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	177,502
21st Century Fox America, Inc. Company Guar. Notes 7.28% due 06/30/2028	95,000	125,446
21st Century Fox America, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	95,428
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,174,504
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	125,000	143,462
Time Warner Cos., Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	64,553
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	235,155
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	173,053
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	77,027
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	625,000	669,565
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	306,161
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	888,811
		5,733,955
Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	316,000	322,470
Cisco Systems, Inc. Senior Notes 5.50% due 01/15/2040	200,000	247,295
		569,765

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	$625,000	$653,970
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	505,000	509,866
Waste Management, Inc. Company Guar. Notes 4.10% due 03/01/2045	65,000	66,418
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	112,929
		1,343,183
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	205,000	215,035
Xerox Corp. Senior Notes 4.80% due 03/01/2035	124,000	121,606
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	273,420
		610,061
Oil & Gas Drilling — 0.0%
Summit Midstream Holdings LLC/ Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	29,000	27,478
Oil Companies-Exploration & Production — 0.7%
American Energy-Permian Basin LLC/AEPB Finance Corp. Senior Notes 7.38% due 11/01/2021*	49,000	37,240
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	320,036
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	243,506
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	139,079
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	492,000	610,328
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	56,440
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	34,170
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	300,000	377,269
Security Description	Principal Amount(17)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	$400,000	$539,597
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	210,000	207,112
Denbury Resources, Inc. Company Guar. Notes 5.50% due 05/01/2022	50,000	44,875
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	204,456
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	69,000	70,755
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	97,000	98,940
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	104,650
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	90,000	63,450
Hess Corp. Senior Notes 1.30% due 06/15/2017	485,000	480,851
Hess Corp. Senior Notes 5.60% due 02/15/2041	715,000	780,851
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	182,751
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	421,025
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	135,000	126,900
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/2024	425,000	531,848
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	59,000	46,610
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	71,890
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	150,000	151,519
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	112,000	113,943

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	$95,000	$99,682
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	174,000	154,425
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	70,500
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022*	68,000	45,730
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	15,000	11,700
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	100,000	100,000
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	42,300
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	73,000	65,609
Southwestern Energy Co. Senior Notes 3.30% due 01/23/2018	50,000	50,959
Southwestern Energy Co. Senior Notes 4.05% due 01/23/2020	95,000	98,169
Southwestern Energy Co. Senior Notes 4.95% due 01/23/2025	182,000	185,109
		6,984,274
Oil Companies-Integrated — 0.1%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	200,000	200,974
Chevron Corp. Senior Notes 1.96% due 03/03/2020	200,000	201,281
ConocoPhillips Co. Company Guar. Notes 3.35% due 11/15/2024	405,000	417,353
Exxon Mobil Corp. Senior Notes 1.31% due 03/06/2018	202,000	203,163
Exxon Mobil Corp. Senior Notes 2.71% due 03/06/2025	143,000	144,457
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	54,000	55,992
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	137,000	165,278
		1,388,498
Security Description	Principal Amount(17)	Value (Note 2)
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	$83,000	$89,018
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	325,000	376,497
		465,515
Oil-Field Services — 0.0%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.63% due 05/01/2021	81,000	85,455
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.75% due 02/01/2022	136,000	144,160
		229,615
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	87,665
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	83,000	95,650
Georgia-Pacific LLC Senior Notes 3.60% due 03/01/2025*	322,000	330,086
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	396,000	414,800
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	181,000	206,494
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	266,837
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	66,000	67,485
		1,469,017
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	520,000	532,652
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	233,595
		766,247
Pipelines — 1.2%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	101,757
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	201,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	$370,000	$395,435
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	88,000	82,962
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	407,000	465,330
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	50,400
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	257,555
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	54,000	53,636
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	260,423
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	126,000	126,789
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	190,671
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	323,931
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	321,133
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	58,076
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	91,000	92,569
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	122,000	125,938
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	242,667
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	809,123
Genesis Energy LP Company Guar. Notes 5.63% due 06/15/2024	93,000	87,420
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	675,000	655,528
Security Description	Principal Amount(17)	Value (Note 2)
Pipelines (continued)
Kinder Morgan, Inc. Company Guar. Notes 3.05% due 12/01/2019	$180,000	$181,786
Kinder Morgan, Inc. Company Guar. Notes 4.30% due 06/01/2025	1,670,000	1,714,161
Kinder Morgan, Inc. Company Guar. Notes 5.00% due 02/15/2021*	225,000	240,481
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	225,000	224,701
Kinder Morgan, Inc. Company Guar. Notes 5.55% due 06/01/2045	146,000	153,937
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	1,225,000	1,230,770
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	107,210
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	250,000	262,864
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	284,602
Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	77,000	75,845
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	320,000	328,611
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	59,000	60,475
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	198,106
Williams Partners LP Senior Notes 3.60% due 03/15/2022	1,100,000	1,096,565
Williams Partners LP Senior Notes 3.90% due 01/15/2025	975,000	953,288
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	598,695
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	165,044
		12,779,484

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Poultry — 0.0%
Pilgrim's Pride Corp. Company Guar. Notes 5.75% due 03/15/2025*	$78,000	$79,755
Printing-Commercial — 0.0%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	64,000	66,560
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022*	75,000	72,187
		138,747
Publishing-Newspapers — 0.0%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	130,000	134,225
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	57,900
		192,125
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	117,000	119,632
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	60,000	58,650
		178,282
Radio — 0.0%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	70,000	70,350
Real Estate Investment Trusts — 1.4%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,004
American Tower Corp. Senior Notes 3.40% due 02/15/2019	470,000	485,362
American Tower Corp. Senior Notes 3.45% due 09/15/2021	800,000	816,613
American Tower Corp. Senior Notes 5.00% due 02/15/2024	730,000	798,251
Brandywine Operating Partnership LP Company Guar. Notes 4.10% due 10/01/2024	335,000	340,705
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	200,000	215,218
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	339,282
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Investment Trusts (continued)
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	$450,000	$459,062
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,207
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	247,002
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	174,870
Geo Group, Inc. Company Guar. Notes 5.13% due 04/01/2023	80,000	81,600
HCP, Inc. Senior Notes 3.15% due 08/01/2022	800,000	793,298
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	73,635
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	648,314
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	62,751
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	599,095
HCP, Inc. Senior Notes 6.30% due 09/15/2016	300,000	321,713
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	815,000	874,332
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	161,052
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	300,000	338,126
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	820,321
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	83,000	80,959
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,318
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	313,928
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	87,490
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	116,921

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 4.50% due 04/01/2027*	$217,000	$213,159
Omega Healthcare Investors, Inc. Company Guar. Notes 4.95% due 04/01/2024	174,000	183,326
Prologis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	207,610
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	195,502
Prologis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	833,330
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	531,403
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	188,329
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	375,719
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	75,035
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,060,103
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	111,196
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	157,201
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	321,026
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	671,749
		14,643,117
Real Estate Management/Services — 0.0%
American Campus Communities Operating Partnership LP Company Guar. Notes 4.13% due 07/01/2024	128,000	132,728
Real Estate Operations & Development — 0.0%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	28,000	29,330
Security Description	Principal Amount(17)	Value (Note 2)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Notes 5.25% due 08/01/2015	$305,000	$309,348
		338,678
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	113,184
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	10,167
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	289,920
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	100,000	103,000
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	66,000	66,743
		583,014
Retail-Appliances — 0.0%
Conn's, Inc. Senior Notes 7.25% due 07/15/2022*	101,000	90,395
Retail-Auto Parts — 0.2%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,197,019
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	458,233
		1,655,252
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	25,378
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	621,674
		647,052
Retail-Computer Equipment — 0.0%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	75,000	77,438
Retail-Discount — 0.3%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	206,000	205,533
Dollar General Corp. Company Guar. Notes 4.13% due 07/15/2017	168,000	176,720
Wal-Mart Stores, Inc. Senior Notes 4.30% due 04/22/2044	650,000	725,345

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	$500,000	$617,798
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	751,304
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	374,468
		2,851,168
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	600,000	602,835
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	93,012	101,737
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	67,024	78,826
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	121,818	144,101
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	172,126	203,470
		1,130,969
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	99,000	98,194
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	68,475
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	100,815
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	99,000	102,465
		203,280
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	173,540
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	489,000	541,580
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	370,750
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	120,935
		1,206,805
Security Description	Principal Amount(17)	Value (Note 2)
Schools — 0.0%
Northwestern University Notes 4.20% due 12/01/2047	$176,000	$196,402
President and Fellows of Harvard College Notes 3.62% due 10/01/2037	76,000	79,109
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	87,896
		363,407
Security Services — 0.0%
ADT Corp. Senior Notes 3.50% due 07/15/2022	231,000	210,210
Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 6.00% due 04/01/2022*	60,000	62,550
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 5.00% due 12/15/2021*	42,000	43,785
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	99,000	106,425
		150,210
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	240,601
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	285,518
MassMutual Global Funding II Senior Sec. Notes 3.60% due 04/09/2024*	548,000	580,709
		1,106,828
Specified Purpose Acquisitions — 0.0%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	106,000	109,842
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	122,100
		231,942
Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	239,000	235,537
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	48,675

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	$490,000	$492,045
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021*	58,000	58,363
		599,083
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	128,000	134,400
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	110,000	116,050
Telecom Services — 0.0%
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022*	49,000	49,613
Telephone-Integrated — 1.2%
AT&T, Inc. Senior Notes 4.35% due 06/15/2045	192,000	183,644
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	410,000	419,853
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	806,000	879,601
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025*	70,000	70,262
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	88,506
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	169,497
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	59,160
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	154,875
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	790,000	803,714
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	181,000	184,611
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	481,089
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	483,399
Security Description	Principal Amount(17)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036*	$1,560,000	$1,548,075
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	146,000	148,723
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	23,190
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048*	1,986,000	1,976,995
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055*	1,534,000	1,502,309
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	1,404,000	1,469,897
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,630,000	1,868,769
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	11,000	13,730
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	49,000	63,806
		12,593,705
Theaters — 0.0%
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	56,000	57,540
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	671,034
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	39,775
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	71,155
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	144,283
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	203,932
		1,130,179
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	95,000	82,650
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.70% due 10/01/2019	500,000	560,057

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
CSX Corp. Senior Notes 6.22% due 04/30/2040	$300,000	$406,643
Union Pacific Corp. Senior Notes 3.88% due 02/01/2055	114,000	111,205
		1,077,905
Transport-Services — 0.2%
FedEx Corp. Company Guar. Notes 3.20% due 02/01/2025	125,000	126,689
FedEx Corp. Company Guar. Notes 4.10% due 02/01/2045	215,000	214,676
Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	1,035,000	1,036,818
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	216,479
		1,594,662
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	23,000	24,574
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	182,607
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	150,000	153,429
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.05% due 01/09/2020*	138,000	140,312
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	15,000	15,605
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	1,060,000	1,146,766
		1,638,719
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	99,000	102,217
Equinix, Inc. Senior Notes 5.38% due 01/01/2022	33,000	34,403
		136,620
Security Description	Principal Amount(17)		Value (Note 2)
Wire & Cable Products — 0.0%
Anixter, Inc. Company Guar. Notes 5.13% due 10/01/2021		$52,000	$53,430
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022		87,000	80,910
			134,340
X-Ray Equipment — 0.0%
Hologic, Inc. Company Guar. Notes 6.25% due 08/01/2020		80,000	83,000
Total U.S. Corporate Bonds & Notes (cost $263,826,413)			274,608,840
FOREIGN CORPORATE BONDS & NOTES — 5.7%
Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025		295,000	295,010
Agrium, Inc. Senior Notes 4.90% due 06/01/2043		200,000	213,948
Agrium, Inc. Senior Notes 7.70% due 02/01/2017		100,000	110,440
			619,398
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*		80,000	85,400
Auto-Cars/Light Trucks — 0.0%
Hyundai Capital Services, Inc. Senior Notes 4.38% due 07/27/2016*		252,000	262,388
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*		114,000	116,633
			379,021
Banks-Commercial — 1.1%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017		180,000	180,762
Abbey National Treasury Services PLC Company Guar. Notes 2.35% due 09/10/2019		1,175,000	1,193,547
ANZ New Zealand Int'l, Ltd. Company Guar. Notes 1.13% due 03/24/2016*		487,000	489,281
Bank of Ireland Notes 10.00% due 07/30/2016	EUR	230,000	267,216
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 1.45% due 09/08/2017*		247,000	246,862

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		$2,240,000	$2,465,631
Barclays Bank PLC VRS Sub. Notes 7.75% due 04/10/2023		200,000	221,750
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018		1,240,000	1,269,681
BPCE SA Sub. Notes 4.50% due 03/15/2025*		248,000	251,586
BPCE SA Sub. Notes 5.15% due 07/21/2024*		780,000	833,424
Credit Suisse Senior Notes 1.38% due 05/26/2017		740,000	741,333
Credit Suisse Sub. Notes 5.40% due 01/14/2020		193,000	217,544
Credit Suisse AG FRS Bonds 5.75% due 09/18/2025	EUR	260,000	323,562
DBS Group Holdings, Ltd. Senior Notes 2.25% due 07/16/2019*		260,000	262,948
Intesa Sanpaolo SpA Sub. Notes 5.02% due 06/26/2024*		370,000	378,691
Kookmin Bank Senior Notes 1.63% due 07/14/2017*		606,000	604,756
Macquarie Bank, Ltd. Senior Notes 2.60% due 06/24/2019*		115,000	116,628
National Bank of Canada Company Guar. Notes 1.45% due 11/07/2017		389,000	387,540
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*		390,000	391,565
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016		575,000	578,093
			11,422,400
Banks-Money Center — 0.2%
Mizuho Bank, Ltd. Company Guar. Notes 2.45% due 04/16/2019*		590,000	597,687
Mizuho Bank, Ltd. Company Guar. Notes 3.75% due 04/16/2024*		875,000	921,070
			1,518,757
Security Description	Principal Amount(17)		Value (Note 2)
Banks-Special Purpose — 0.0%
Export-Import Bank of India Senior Notes 4.00% due 01/14/2023		$265,000	$273,572
Beverages-Non-alcoholic — 0.0%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018		294,000	300,245
Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/2017		292,000	324,458
Building Products-Cement — 0.1%
Cemex SAB de CV Senior Notes 4.38% due 03/05/2023*	EUR	190,000	204,553
Union Andina de Cementos SAA Senior Notes 5.88% due 10/30/2021*		515,000	520,665
			725,218
Building-Heavy Construction — 0.0%
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2022		302,283	234,934
Cable/Satellite TV — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 2.63% due 09/16/2019*		765,000	776,876
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*		200,000	222,820
			999,696
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016		340,000	345,573
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020		225,000	225,337
			570,910
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*		70,000	73,150
Consumer Products-Misc. — 0.0%
Kimberly-Clark de Mexico SAB de CV Senior Notes 3.25% due 03/12/2025*		180,000	180,877
Cruise Lines — 0.0%
NCL Corp, Ltd. Senior Notes 5.25% due 11/15/2019*		74,000	75,850

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines (continued)
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$42,000	$44,625
		120,475
Diversified Banking Institutions — 1.0%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	915,000	932,683
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000	255,443
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	141,690
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	515,000	520,743
Credit Agricole SA FRS Sub. Notes 8.13% due 09/19/2033*	225,000	255,656
Credit Suisse Group Guernsey I, Ltd. FRS Company Guar. Bonds 7.88% due 02/24/2041	230,000	243,800
Deutsche Bank AG Senior Notes 1.35% due 05/30/2017	1,225,000	1,223,855
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	618,000	618,871
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000	789,008
Deutsche Bank AG Sub. Notes 4.50% due 04/01/2025	1,215,000	1,213,678
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	228,414
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	235,000	267,577
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,450,000	1,906,802
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	390,000	409,153
UBS AG Senior Notes 1.38% due 08/14/2017	382,000	381,786
UBS AG Sub. Notes 5.13% due 05/15/2024	207,000	215,140
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	565,985
		10,170,284
Security Description	Principal Amount(17)	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 4.65% due 11/01/2044	$75,000	$79,610
Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.13% due 04/15/2021*	218,000	224,443
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	93,000	68,704
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/2036	315,000	304,668
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	154,642
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	205,603
		958,060
Diversified Operations — 0.1%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	263,220
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	987,604
		1,250,824
E-Commerce/Products — 0.0%
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024	270,000	270,872
Electric-Generation — 0.0%
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	85,000	103,119
Electric-Integrated — 0.1%
Eskom Holdings, Ltd. Senior Notes 5.75% due 01/26/2021*	975,000	941,070
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,360
Aircastle Ltd. Senior Notes 5.50% due 02/15/2022	64,000	68,080
		77,440
Food-Meat Products — 0.1%
Marfrig Holding Europe BV Company Guar. Notes 6.88% due 06/24/2019	520,000	442,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
Minerva Luxembourg SA Company Guar. Notes 7.75% due 01/31/2023	$310,000	$305,350
		747,350
Food-Retail — 0.0%
Cencosud SA Company Guar. Notes 5.15% due 02/12/2025*	300,000	296,351
Gold Mining — 0.0%
Goldcorp, Inc. Senior Notes 5.45% due 06/09/2044	125,000	130,321
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	65,000	60,195
		190,516
Independent Power Producers — 0.1%
Empresa Electrica Angamos SA Senior Sec. Notes 4.88% due 05/25/2029*	770,000	761,530
Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	13,000	13,114
Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	59,000	59,382
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	113,000	113,026
		172,408
Internet Application Software — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.88% due 02/11/2020*	525,000	528,818
Investment Management/Advisor Services — 0.0%
Intercorp Peru, Ltd. Senior Notes 5.88% due 02/12/2025*	280,000	277,900
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	433,318
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	250,218
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	27,000	27,405
VRX Escrow Corp. Senior Notes 5.88% due 05/15/2023*	71,000	72,775
		783,716
Security Description	Principal Amount(17)	Value (Note 2)
Medical-Generic Drugs — 0.5%
Actavis Funding SCS Company Guar. Notes 2.35% due 03/12/2018	$2,000,000	$2,027,048
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	1,600,000	1,636,936
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	1,133,000	1,169,290
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	90,000	93,809
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	175,000	186,000
Perrigo Co PLC Company Guar. Notes 1.30% due 11/08/2016	320,000	319,803
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	205,000	212,133
		5,645,019
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	230,739
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	502,706
		733,445
Oil & Gas Drilling — 0.0%
CHC Helicopter SA Senior Sec. Notes 9.25% due 10/15/2020	57,600	48,672
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022	58,000	42,322
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	41,000	30,750
		121,744
Oil Companies-Exploration & Production — 0.4%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	15,000	13,763
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	80,000	73,200
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	500,000	500,405
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	432,872
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	400,000	468,484

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*		$450,000	$457,973
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*		255,000	276,815
Encana Corp. Senior Notes 3.90% due 11/15/2021		1,025,000	1,072,653
Encana Corp. Senior Notes 5.15% due 11/15/2041		145,000	148,425
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*		49,000	45,080
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*		75,000	69,375
Nexen, Inc. Senior Notes 6.20% due 07/30/2019		100,000	114,368
Talisman Energy, Inc. Senior Notes 5.50% due 05/15/2042		250,000	247,608
			3,921,021
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017		25,000	24,988
BP Capital Markets PLC Company Guar. Notes 1.67% due 02/13/2018		1,290,000	1,296,102
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018		1,350,000	1,372,306
BP Capital Markets PLC Company Guar. Notes 2.52% due 01/15/2020		30,000	30,513
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024		122,000	124,243
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021		95,000	106,032
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023		850,000	843,967
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043		525,000	529,756
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*		1,280,000	1,178,560
Petrobras Global Finance BV Senior Notes 5.38% due 10/01/2029	GBP	450,000	552,922
Security Description	Principal Amount(17)		Value (Note 2)
Oil Companies-Integrated (continued)
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044		$61,000	$61,534
Petroleos Mexicanos Company Guar. Notes 5.63% due 01/23/2046*		120,000	121,800
Petroleos Mexicanos Company Guar. Notes 7.47% due 11/12/2026	MXN	12,500,000	780,559
Shell International Finance BV Company Guar. Notes 4.55% due 08/12/2043		225,000	255,041
State Oil Co. of the Azerbaijan Republic Senior Notes 4.75% due 03/13/2023		775,000	712,126
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018		1,030,000	1,044,207
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024		300,000	306,023
			9,340,679
Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 5.88% due 09/17/2044*		207,000	202,860
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		108,000	103,950
Shimao Property Holdings, Ltd. Company Guar. Notes 8.38% due 02/10/2022		265,000	268,312
			372,262
Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		160,000	151,000
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*		46,000	45,195
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global, Ltd. Company Guar. Notes 1.63% due 04/03/2018*		450,000	446,109
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.00% due 02/25/2022		31,000	33,945
ArcelorMittal Senior Notes 7.50% due 03/01/2041		50,000	52,000
			85,945

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	$200,000	$205,250
Telephone-Integrated — 0.2%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	265,836
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	255,403
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	642,032
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	147,000	169,234
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	315,000	367,762
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	417,177
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	305,640
		2,423,084
Transport-Rail — 0.2%
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	366,122
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	470,971
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	1,550,000	1,529,159
		2,366,252
Total Foreign Corporate Bonds & Notes (cost $60,522,058)		61,511,358
U.S. GOVERNMENT AGENCIES — 17.1%
Federal Home Loan Bank — 0.3%
0.38% due 06/24/2016	2,365,000	2,363,697
1.88% due 12/09/2022	1,000,000	979,894
		3,343,591
Federal Home Loan Mtg. Corp. — 3.9%
0.88% due 03/07/2018	8,000,000	7,987,144
1.25% due 10/02/2019	1,272,000	1,261,403
1.89% due 02/01/2037 FRS	76,482	80,568
2.00% due 08/25/2016	8,055,000	8,226,459
2.38% due 01/13/2022	1,097,000	1,134,404
2.44% due 11/01/2037 FRS	514,134	551,196
2.50% due 01/01/2028	238,947	245,632
Security Description	Principal Amount(17)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
2.50% due 04/01/2028	$806,555	$828,883
3.00% due 08/01/2027	775,747	814,033
3.00% due 10/01/2042	446,285	457,508
3.00% due 11/01/2042	629,537	643,900
3.00% due 02/01/2043	1,335,267	1,366,652
3.00% due 04/01/2043	444,516	454,433
3.00% due 08/01/2043	1,839,831	1,880,934
3.50% due 11/01/2041	514,836	540,470
3.50% due 03/01/2042	218,953	229,949
3.50% due 08/01/2042	1,173,047	1,233,499
3.50% due 09/01/2043	180,229	190,011
3.50% due 03/01/2045	945,000	991,639
3.75% due 03/27/2019	796,000	873,456
4.00% due 10/01/2043	1,052,916	1,124,835
4.00% due April 30 TBA	2,700,000	2,883,937
4.50% due 01/01/2039	25,311	27,524
4.50% due April 30 TBA	2,600,000	2,831,359
5.00% due May 30 TBA	2,000,000	2,217,812
5.50% due 01/01/2036	411,568	464,932
6.00% due 03/01/2040	31,462	35,835
6.25% due 07/15/2032	206,000	305,604
6.75% due 03/15/2031	100,000	152,654
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ1, Class M1 1.82% due 08/25/2024	144,792	145,841
Series 2015-HQ1, Class M2 2.37% due 03/25/2025(1)	250,000	250,348
Series 2014-DN1, Class M2 2.37% due 02/25/2024(1)	336,000	340,091
Series 2014-HQ2, Class M2 2.37% due 09/25/2024(1)	300,000	298,473
Federal Home Loan Mtg. Corp., REMIC Series 3964, Class MD 2.00% due 01/15/2041(1)	40,104	40,680
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS Series K701, Class X1 0.27% due 11/25/2017(3)(4)	2,320,191	14,478
Series K013, Class X1 0.66% due 01/25/2021(3)(4)	2,334,723	66,306
Freddie Mac Multifamily Mtg. Trust VRS Series 2014-K503, Class B 3.01% due 10/25/2047*(3)	730,000	740,049
Series 2012-K19, Class B 4.04% due 05/25/2045*(3)	20,037	21,408
		41,954,339
Federal National Mtg. Assoc. — 11.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.77% due 01/25/2024(1)	270,069	271,583
Series 2013-C01, Class M1 2.17% due 10/25/2023(1)	324,247	328,484
Series 2014-C02, Class 2M2 2.77% due 05/25/2024(1)	60,000	55,116

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2014-C03, Class 2M2 3.07% due 07/25/2024(1)	$255,000	$238,356
Series 2014-C03, Class 1M2 3.17% due 07/25/2024(1)	345,000	324,584
Series 2014-C04, Class 1M2 5.07% due 11/25/2024(1)	150,000	158,139
Federal National Mtg. Assoc. zero coupon due 10/09/2019	1,747,000	1,605,343
0.88% due 10/26/2017	1,700,000	1,702,105
0.88% due 05/21/2018	5,955,000	5,940,851
1.63% due 10/26/2015	750,000	755,996
2.10% due 05/01/2037 FRS	135,647	144,185
2.24% due 07/01/2039 FRS	361,995	383,776
2.37% due 06/01/2034 FRS	409,149	437,632
2.38% due 04/11/2016	1,245,000	1,270,036
2.38% due 11/01/2036 FRS	234,371	250,464
2.43% due 08/01/2035 FRS	284,871	305,688
2.50% due 04/01/2028	501,564	516,310
2.50% due May 15 TBA	2,800,000	2,875,687
2.50% due April 30 TBA	2,600,000	2,571,661
2.64% due 03/01/2027	310,000	313,036
2.78% due 03/01/2027	593,000	606,465
2.99% due 10/01/2040 FRS	159,599	170,641
3.00% due 10/01/2027	791,249	830,657
3.00% due 11/01/2027	308,295	323,763
3.00% due 03/01/2042	754,324	773,171
3.00% due 12/01/2042	219,093	224,559
3.00% due 05/01/2043	582,262	596,422
3.00% due 02/01/2045	501,413	513,113
3.00% due April 15 TBA	300,000	314,484
3.00% due April 30 TBA	19,837,000	20,280,234
3.00% due May 15 TBA	3,000,000	3,138,984
3.20% due 10/01/2040 FRS	316,425	337,599
3.50% due 08/01/2026	347,439	369,033
3.50% due 09/01/2026	422,110	450,369
3.50% due 08/01/2027	96,250	102,176
3.50% due 10/01/2028	127,375	136,358
3.50% due 03/01/2042	538,642	566,681
3.50% due 06/01/2042	356,620	374,936
3.50% due 07/01/2042	86,266	89,356
3.50% due 08/01/2042	1,247,808	1,307,361
3.50% due 08/01/2043	883,798	929,189
3.50% due April 15 TBA	1,300,000	1,379,219
3.50% due April 30 TBA	15,084,000	15,842,914
3.50% due May 30 TBA	15,500,000	16,240,488
4.00% due 06/01/2039	254,187	277,217
4.00% due 10/01/2040	343,004	367,712
4.00% due 11/01/2040	483,328	518,263
4.00% due 03/01/2041	637,463	683,328
4.00% due 10/01/2041	796,953	854,217
4.00% due 11/01/2041	453,520	485,810
4.00% due 10/01/2043	140,241	150,344
4.00% due 11/01/2043	460,545	492,378
4.00% due 12/01/2043	455,261	494,896
4.00% due 10/01/2044	487,448	521,313
4.00% due April 15 TBA	1,200,000	1,268,250
Security Description	Principal Amount(17)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.00% due April 30 TBA	$4,527,000	$4,840,354
4.50% due 10/01/2024	87,783	93,240
4.50% due 01/01/2039	26,617	29,045
4.50% due 06/01/2039	324,573	358,287
4.50% due 09/01/2039	240,961	263,387
4.50% due 05/01/2041	245,811	269,317
4.50% due 07/01/2041	153,971	168,814
4.50% due 03/01/2042	659,578	722,658
4.50% due April 30 TBA	6,471,000	7,059,458
4.50% due April 30 TBA	1,800,000	1,958,766
5.00% due 03/15/2016	55,000	57,420
5.00% due 05/01/2040	503,275	561,995
5.00% due 06/01/2040	226,725	252,446
5.00% due 07/01/2040	1,032,861	1,149,635
5.00% due April 15 TBA	800,000	889,562
5.50% due 12/01/2029	83,373	93,817
5.50% due 08/01/2037	321,261	361,506
5.50% due 06/01/2038	210,382	239,008
5.50% due May 30 TBA	1,900,000	2,140,766
6.00% due 11/01/2037	353,406	403,377
6.00% due 11/01/2038	25,054	28,606
6.00% due 06/01/2040	201,279	229,847
6.50% due 10/01/2037	2,672	3,068
6.63% due 11/15/2030	871,000	1,310,936
7.25% due 05/15/2030	2,260,000	3,584,190
Federal National Mtg. Assoc., REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	744,925	748,892
Federal National Mtg. Corp. 3.13% due 02/01/2027	402,000	420,473
		120,699,802
Government National Mtg. Assoc. — 1.7%
3.00% due 02/20/2045	557,357	575,183
3.00% due April 30 TBA	2,400,000	2,471,202
3.50% due 03/20/2045	446,000	470,177
3.50% due April 30 TBA	3,300,000	3,475,313
4.00% due 03/15/2039	226,529	243,236
4.00% due 04/15/2039	20,619	22,139
4.00% due 05/15/2039	73,167	78,563
4.00% due 08/15/2039	24,250	26,038
4.00% due 10/15/2039	80,016	85,917
4.00% due 03/15/2040	77,770	83,546
4.00% due 09/15/2040	48,128	51,754
4.00% due 10/15/2040	52,655	56,666
4.00% due 12/15/2040	30,865	33,217
4.00% due 01/15/2041	36,496	39,273
4.00% due 02/15/2041	25,528	27,482
4.00% due 06/15/2041	218,742	235,247
4.00% due 07/15/2041	88,728	95,454
4.00% due 08/15/2041	721,018	775,080
4.00% due 09/15/2041	155,757	167,479
4.00% due 10/15/2041	268,926	289,403
4.00% due 11/15/2041	305,622	328,535
4.00% due 12/15/2041	331,257	355,687
4.00% due 01/15/2042	84,881	91,315
4.00% due 02/15/2042	24,840	26,686

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
4.00% due 03/15/2042	$169,498	$181,999
4.00% due 04/15/2042	12,057	12,947
4.00% due 03/20/2044	389,427	415,499
4.50% due 04/15/2018	22,658	23,658
4.50% due 05/15/2018	140,116	146,194
4.50% due 08/15/2018	8,933	9,343
4.50% due 09/15/2018	72,428	75,751
4.50% due 10/15/2018	291,108	304,748
4.50% due 09/15/2033	104,000	115,505
4.50% due 03/15/2039	182,184	201,287
4.50% due 05/15/2039	120,016	132,600
4.50% due 07/15/2039	69,692	77,000
4.50% due 10/15/2039	244,561	270,204
4.50% due 11/15/2039	8,688	9,623
4.50% due 01/15/2040	88,880	98,247
4.50% due 02/15/2040	110,299	122,375
4.50% due 03/15/2040	104,062	115,251
4.50% due 04/15/2040	5,255	5,820
4.50% due 05/15/2040	23,420	25,916
4.50% due 07/15/2040	67,359	75,423
4.50% due 04/15/2041	51,047	56,399
4.50% due 05/15/2041	204,228	227,583
4.50% due 06/15/2041	42,997	48,043
4.50% due 07/15/2041	225,509	249,603
4.50% due 08/15/2041	183,142	202,533
5.00% due 06/15/2033	5,052	5,677
5.00% due 08/15/2033	31,765	35,829
5.00% due 09/15/2033	58,419	65,730
5.00% due 10/15/2033	34,603	38,898
5.00% due 11/15/2033	6,669	7,580
5.00% due 06/15/2034	141,237	158,966
5.00% due 05/15/2035	4,611	5,143
5.00% due 09/15/2035	4,952	5,550
5.00% due 11/15/2035	175,654	197,289
5.00% due 02/15/2036	75,704	85,065
5.00% due 02/20/2036	271,251	303,842
5.00% due 03/15/2036	27,688	30,891
5.00% due 05/15/2036	122,738	137,589
5.00% due 06/15/2036	45,694	50,986
5.00% due 08/15/2036	3,156	3,521
5.00% due 08/15/2038	382,468	426,926
5.50% due 02/15/2032	5,113	5,794
5.50% due 03/15/2032	8,601	9,784
5.50% due 12/15/2032	7,782	8,828
5.50% due 01/15/2033	4,568	5,195
5.50% due 02/15/2033	26,706	30,331
5.50% due 03/15/2033	106,060	120,102
5.50% due 04/15/2033	104,805	119,532
5.50% due 05/15/2033	841	843
5.50% due 06/15/2033	115,400	131,231
5.50% due 07/15/2033	373,473	423,292
5.50% due 08/15/2033	78,284	88,542
5.50% due 09/15/2033	13,967	16,017
5.50% due 11/15/2033	73,523	83,012
5.50% due 12/15/2033	3,841	4,356
5.50% due 01/15/2034	160,887	183,484
Security Description	Principal Amount(17)	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.50% due 02/15/2034	$57,260	$64,632
6.00% due 04/15/2028	181,999	212,107
6.00% due 01/15/2029	29,440	33,521
6.00% due 03/15/2029	25,173	28,679
6.00% due 11/15/2031	13,135	14,972
6.00% due 12/15/2031	21,007	23,916
6.00% due 04/15/2032	24,069	28,061
6.00% due 09/15/2032	18,800	21,913
6.00% due 10/15/2032	98,775	115,142
6.00% due 11/15/2032	32,681	38,076
6.00% due 01/15/2033	4,892	5,703
6.00% due 02/15/2033	49,074	56,345
6.00% due 03/15/2033	17,385	20,261
6.00% due 09/15/2033	22,097	25,180
6.00% due 01/15/2034	190,975	217,576
6.00% due 03/15/2034	17,498	19,949
6.00% due 05/15/2034	12,311	14,031
6.00% due 07/15/2034	18,630	21,667
6.00% due 08/15/2034	194,714	226,586
6.00% due 09/15/2034	17,776	20,472
6.00% due 11/15/2034	119,891	136,705
6.00% due 03/15/2035	54,609	62,265
6.00% due 08/15/2035	136,560	156,797
6.00% due 01/15/2036	53,406	62,145
6.00% due 02/15/2036	40,286	45,848
6.00% due 04/15/2036	129,242	148,826
6.00% due 05/15/2036	50,499	58,394
6.00% due 06/15/2036	149,395	173,348
6.00% due 07/15/2036	14,492	16,492
6.00% due 08/15/2036	125,516	144,365
6.00% due 09/15/2036	98,202	111,831
6.00% due 10/15/2036	237,204	272,595
6.00% due 11/15/2036	108,973	126,664
6.00% due 12/15/2036	20,414	23,633
6.50% due 09/15/2028	6,547	7,494
6.50% due 09/15/2031	11,842	13,556
6.50% due 10/15/2031	8,247	9,475
6.50% due 11/15/2031	2,647	3,031
6.50% due 12/15/2031	6,811	7,803
7.50% due 09/15/2030	22,418	23,155
Tennessee Valley Authority 1.75% due 10/15/2018	105,000	106,992
		19,018,171
Total U.S. Government Agencies (cost $181,699,541)		185,015,903
U.S. GOVERNMENT TREASURIES — 36.1%
United States Treasury Bonds — 6.2%
2.50% due 02/15/2045	1,338,000	1,325,665
2.75% due 08/15/2042	5,928,000	6,170,212
2.75% due 11/15/2042	1,812,000	1,883,206
2.88% due 05/15/2043	5,218,000	5,559,617
3.00% due 11/15/2044	3,061,000	3,353,947
3.13% due 11/15/2041	548,000	612,561
3.13% due 02/15/2042	547,000	611,443
3.13% due 02/15/2043	1,770,000	1,976,592
3.13% due 08/15/2044	1,728,000	1,936,036

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.38% due 05/15/2044	$869,000	$1,018,019
3.50% due 02/15/2039	1,328,000	1,572,434
3.63% due 08/15/2043	3,158,000	3,859,174
3.63% due 02/15/2044	3,686,000	4,506,997
3.75% due 08/15/2041	427,000	530,681
3.88% due 08/15/2040	1,577,000	1,985,172
4.25% due 05/15/2039	67,000	88,471
4.25% due 11/15/2040	1,100,000	1,464,032
4.38% due 02/15/2038	1,183,000	1,584,481
4.38% due 11/15/2039	1,271,000	1,712,076
4.38% due 05/15/2040	953,000	1,287,667
4.50% due 02/15/2036	1,334,000	1,817,263
4.50% due 05/15/2038	49,000	66,690
4.63% due 02/15/2040	1,187,000	1,656,885
4.75% due 02/15/2041	1,123,000	1,610,014
5.25% due 11/15/2028	252,000	343,921
5.38% due 02/15/2031	500,000	710,469
6.13% due 11/15/2027	544,000	787,695
6.25% due 08/15/2023	1,613,000	2,175,408
6.38% due 08/15/2027	1,217,000	1,789,656
6.75% due 08/15/2026	377,000	559,315
7.88% due 02/15/2021	1,267,000	1,721,240
8.13% due 08/15/2019	39,000	50,468
8.13% due 05/15/2021	13,000	17,981
8.75% due 05/15/2017	1,725,000	2,022,159
8.75% due 05/15/2020	1,035,000	1,412,775
8.75% due 08/15/2020	1,389,000	1,916,277
9.00% due 11/15/2018	3,770,000	4,840,914
9.13% due 05/15/2018	32,000	40,140
		66,577,753
United States Treasury Notes — 29.9%
United States Treasury Notes 0.07% due 01/31/2016 FRS	699,000	698,933
0.13% due 04/15/2018 TIPS(11)	454,015	463,166
0.25% due 10/31/2015	143,000	143,056
0.25% due 01/15/2025 TIPS(11)	19,403,652	19,537,052
0.38% due 04/15/2015	2,979,000	2,979,232
0.38% due 06/15/2015	2,664,000	2,665,665
0.38% due 01/31/2016	5,371,000	5,377,714
0.38% due 03/15/2016	1,813,000	1,814,842
0.50% due 07/31/2017	3,421,000	3,407,904
0.63% due 05/31/2017	4,793,000	4,793,374
0.63% due 08/31/2017	13,770,000	13,745,255
0.63% due 11/30/2017	3,955,000	3,938,314
0.63% due 04/30/2018	2,441,000	2,418,880
0.75% due 06/30/2017	10,430,000	10,451,183
0.75% due 12/31/2017	50,000	49,906
0.88% due 11/30/2016	10,404,000	10,474,716
0.88% due 01/31/2017	10,928,000	10,999,710
0.88% due 02/28/2017	4,356,000	4,383,565
0.88% due 07/31/2019	4,664,000	4,589,301
1.00% due 08/31/2016	13,077,000	13,185,291
1.00% due 09/30/2016	10,153,000	10,240,255
1.00% due 10/31/2016	6,506,000	6,562,927
1.00% due 03/31/2017	6,007,000	6,057,213
Security Description	Principal Amount(17)	Value (Note 2)
United States Treasury Notes (continued)
1.00% due 06/30/2019	$6,919,000	$6,848,731
1.13% due 12/31/2019	1,985,000	1,966,081
1.25% due 08/31/2015	1,641,000	1,648,563
1.25% due 09/30/2015	1,716,000	1,725,385
1.25% due 10/31/2015	7,703,000	7,750,543
1.25% due 11/30/2018	5,880,000	5,908,024
1.25% due 01/31/2019	13,253,000	13,302,699
1.25% due 02/29/2020	7,778,000	7,735,462
1.38% due 11/30/2015	1,100,000	1,108,507
1.38% due 07/31/2018	1,566,000	1,584,230
1.38% due 09/30/2018	7,787,000	7,869,737
1.38% due 12/31/2018	3,941,000	3,975,176
1.38% due 05/31/2020	4,553,000	4,544,818
1.50% due 08/31/2018	4,979,000	5,055,632
1.50% due 01/31/2022	1,160,000	1,145,046
1.63% due 08/15/2022	4,851,000	4,811,964
1.63% due 11/15/2022	8,502,000	8,420,304
1.75% due 07/31/2015	2,604,000	2,618,444
1.75% due 10/31/2018	1,088,000	1,113,585
1.75% due 10/31/2020	3,843,000	3,893,140
1.75% due 05/15/2022	5,388,000	5,402,731
1.75% due 05/15/2023	17,978,000	17,881,081
1.88% due 08/31/2017	3,079,000	3,165,597
1.88% due 10/31/2017	984,000	1,012,213
2.00% due 01/31/2016	2,932,000	2,974,834
2.00% due 05/31/2021	3,075,000	3,148,751
2.00% due 11/15/2021	4,434,000	4,533,419
2.00% due 02/15/2023	4,961,000	5,041,616
2.00% due 02/15/2025	54,000	54,342
2.13% due 12/31/2015	409,000	414,751
2.13% due 08/15/2021	7,667,000	7,891,620
2.25% due 11/15/2024	719,000	739,166
2.38% due 05/31/2018	4,163,000	4,347,084
2.38% due 08/15/2024	3,899,000	4,053,131
2.50% due 08/15/2023	6,555,000	6,898,626
2.50% due 05/15/2024	478,000	502,124
2.63% due 04/30/2016	4,372,000	4,480,618
2.63% due 08/15/2020	922,000	977,032
2.63% due 11/15/2020	2,646,000	2,803,313
2.75% due 12/31/2017	318,000	334,794
2.75% due 02/15/2019	1,649,000	1,747,295
3.13% due 05/15/2019	2,092,000	2,250,534
3.13% due 05/15/2021	7,000	7,621
3.38% due 11/15/2019	816,000	891,034
3.50% due 05/15/2020	699,000	771,248
3.63% due 08/15/2019	19,000	20,896
3.63% due 02/15/2020	3,814,000	4,226,091
3.63% due 02/15/2021	3,869,000	4,318,771
3.88% due 05/15/2018	21,000	22,900
4.00% due 08/15/2018	29,000	31,909
4.25% due 08/15/2015	831,000	843,790
4.25% due 11/15/2017	69,000	75,232
4.50% due 05/15/2017	30,000	32,466
		323,900,155
Total U.S. Government Treasuries (cost $377,260,928)		390,477,908

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.6%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	$325,000	$465,748
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	187,714
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	615,000	792,790
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	174,899
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	187,810
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	38,019
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	286,893
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	190,000	207,623
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	221,034
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	187,632
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.15% due 07/01/2038	1,675,000	678,442
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series A 6.20% due 07/01/2039	785,000	317,949
Security Description	Principal Amount(17)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Puerto Rico Commonwealth Government Employees Retirement System Revenue Bonds Series B 6.55% due 07/01/2058	$290,000	$117,450
State of California General Obligation Bonds 7.55% due 04/01/2039	590,000	924,577
State of California General Obligation Bonds 7.60% due 11/01/2040	155,000	244,041
State of California General Obligation Bonds 7.63% due 03/01/2040	310,000	483,188
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	250,000	252,875
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	622,251
Total Municipal Bonds & Notes (cost $6,029,005)		6,390,935
LOANS(12)(13)(14) — 1.8%
Advertising Sales — 0.1%
Advantage Sales & Marketing, Inc. FRS 1st Lien 4.25% due 07/25/2021	528,795	528,039
Aerospace/Defense-Equipment — 0.0%
TransDigm, Inc. FRS BTL-D 3.75% due 06/02/2021	99,250	99,023
Airlines — 0.0%
American Airlines, Inc. FRS Exit Term Loan 3.75% due 06/27/2019	382,140	381,799
Alternative Waste Technology — 0.0%
Darling Ingredients, Inc. FRS BTL-B 3.25% due 01/03/2021	252,450	251,609
Applications Software — 0.0%
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	130,729	130,434
Athletic Equipment — 0.0%
Performance Sports Group, Ltd. FRS BTL-B 4.00% due 04/15/2021	73,435	73,251
Auto-Cars/Light Trucks — 0.0%
FCA US LLC FRS BTL-B 3.25% due 12/31/2018	222,750	222,239

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(12)(13)(14) (continued)
Auto/Truck Parts & Equipment-Original — 0.0%
MPG Holdco I, Inc. FRS BTL-B 4.25% due 10/20/2021	$98,269	$98,636
Tower Automotive Holdings USA, LLC FRS BTL 4.00% due 04/23/2020	112,133	111,853
		210,489
Cable/Satellite TV — 0.1%
Charter Communications Operating LLC FRS BTL-G 4.25% due 09/12/2021	115,000	115,827
Numericable US LLC FRS BTL-B2 4.50% due 04/23/2020	50,896	51,023
Numericable US LLC FRS BTL-B1 4.50% due 05/21/2020	58,829	58,976
Ziggo NV FRS BTL-B1 3.50% due 01/15/2022	129,425	128,495
Ziggo NV FRS BTL-B2 3.50% due 01/15/2022	83,404	82,804
Ziggo NV FRS BTL-B3 3.50% due 01/15/2022	137,171	136,185
		573,310
Casino Hotels — 0.0%
Caesars Entertainment Operating Co., Inc. FRS BTL-B6 8.75% due 03/01/2017(8)	100,616	91,875
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	246,222	245,401
		337,276
Casino Services — 0.0%
Aristocrat Leisure Pty, Ltd. FRS BTL-B 4.75% due 10/20/2021	131,885	132,308
Scientific Games International, Inc. FRS BTL-B2 6.00% due 10/01/2021	154,613	154,849
		287,157
Cellular Telecom — 0.0%
LTS Buyer LLC FRS 1st Lien 4.00% due 04/11/2020	167,938	167,169
Chemicals-Specialty — 0.0%
Minerals Technologies, Inc. FRS BTL-B 4.00% due 05/07/2021	132,749	133,247
Security Description	Principal Amount(17)	Value (Note 2)
Coal — 0.0%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	$246,211	$189,890
Commercial Services — 0.1%
Acosta Holdco., Inc. FRS BTL 5.00% due 09/26/2021	129,675	130,648
Brand Energy & Infrastructure Services, Inc. FRS BTL-B 4.75% due 11/26/2020	187,625	182,231
Brickman Group, Ltd. LLC FRS 1st Lien 4.00% due 12/18/2020	197,504	196,214
ServiceMaster Co. LLC FRS BTL-B 4.25% due 07/01/2021	445,483	445,762
		954,855
Commercial Services-Finance — 0.0%
Interactive Data Corp. FRS BTL 4.75% due 05/02/2021	99,250	99,684
TransUnion LLC FRS BTL 4.00% due 04/09/2021	138,244	138,186
		237,870
Computers-Periphery Equipment — 0.0%
CDW LLC FRS BTL-B 5.25% due 04/29/2020	248,731	246,209
Containers-Metal/Glass — 0.0%
BWAY Holding Co. FRS BTL-B 5.50% due 08/14/2020	133,988	134,992
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	577,179	577,259
Coveris Holdings SA FRS BTL-B 5.25% due 05/08/2019	148,125	148,619
		725,878
Data Processing/Management — 0.0%
First Data Corp. FRS BTL 3.67% due 03/24/2018	250,000	249,740
Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. FRS BTL-B 4.75% due 06/30/2021	138,950	137,539
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc. FRS BTL-B 3.50% due 06/24/2021	109,175	109,350

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(12)(13)(14) (continued)
Diversified Minerals — 0.1%
American Rock Salt Co. LLC FRS 1st Lien 4.75% due 05/20/2021	$178,650	$177,924
FMG Resources August 2006 Pty, Ltd. FRS BTL-B 3.75% due 06/30/2019	689,500	622,766
		800,690
Electric-Integrated — 0.0%
Texas Competitive Electric Holdings Co. LLC FRS 1st Lien DIP 3.75% due 05/05/2016(8)	155,198	155,896
Electronic Components-Semiconductors — 0.1%
Avago Technologies Cayman, Ltd. FRS BTL-B 3.75% due 05/06/2021	172,703	172,962
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 03/01/2020	246,255	246,695
		419,657
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS BTL-B 3.25% due 10/11/2020	186,875	187,576
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.50% due 11/21/2020	113,563	113,986
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS BTL-B 4.50% due 11/01/2018	205,146	204,804
Food-Retail — 0.0%
Albertson's Holdings LLC FRS BTL-B4 5.50% due 08/25/2021	180,000	181,375
Hotels/Motels — 0.0%
La Quinta Intermediate Holdings LLC FRS BTL-B 4.00% due 04/14/2021	121,721	121,987
Independent Power Producers — 0.1%
Calpine Corp FRS Delayed Draw 4.00% due 10/30/2020	128,375	128,455
EFS Cogen Holdings I LLC FRS BTL-B 3.75% due 12/17/2020	89,332	89,221
NRG Energy, Inc. FRS BTL-B 2.75% due 07/02/2018	246,231	244,863
		462,539
Security Description	Principal Amount(17)	Value (Note 2)
Insurance Brokers — 0.0%
HUB International, Ltd. FRS BTL-B 4.25% due 10/02/2020	$346,500	$343,324
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B2 4.25% due 07/08/2020	320,113	318,912
Asurion LLC FRS 2nd Lien 8.50% due 03/03/2021	125,000	125,495
		444,407
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B 4.00% due 07/02/2019	492,413	492,798
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL 4.25% due 07/30/2020	246,250	233,414
RBS Global, Inc. FRS 1st Lien 4.00% due 08/20/2020	344,750	344,627
		578,041
Medical Labs & Testing Services — 0.0%
American Renal Holdings, Inc. FRS 1st Lien 4.50% due 09/22/2019	193,545	193,182
Medical-Biomedical/Gene — 0.0%
Medpace Holdings, Inc. FRS 1st Lien 4.75% due 04/01/2021	89,623	89,884
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS 1st Lien 4.50% due 09/23/2020	172,483	172,311
Salix Pharmaceuticals, Ltd. FRS BTL 5.50% due 01/02/2020	229,688	229,515
Valeant Pharmaceuticals International FRS BTL-F1 3.25% due 03/13/2022	115,000	115,503
		517,329
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS BTL-D 4.25% due 01/22/2021	103,688	104,163
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS 1st Lien 5.00% due 12/19/2019	98,505	86,192
Crosby US Acquisition Corp. FRS 1st Lien 3.75% due 11/18/2020	538,188	495,132
		581,324

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
LOANS(12)(13)(14) (continued)
Miscellaneous Manufacturing — 0.0%
Gates Global LLC FRS BTL-B 4.25% due 07/03/2021	$179,100	$178,316
Oil & Gas Drilling — 0.0%
Paragon Offshore Finance Co. FRS BTL-B 3.75% due 07/18/2021	99,500	66,963
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	217,497	172,173
		239,136
Oil Companies-Exploration & Production — 0.0%
American Energy- Marcellus LLC FRS 1st Lien 5.25% due 08/04/2020	100,000	84,400
Templar Energy LLC FRS 2nd Lien 8.50% due 11/25/2020	100,000	67,450
		151,850
Oil Companies-Integrated — 0.0%
Energy Transfer Equity LP FRS BTL 4.00% due 12/02/2019	100,000	99,625
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS BTL-B 4.25% due 11/12/2020	118,500	117,611
Pipelines — 0.0%
Energy Transfer Equity LP FRS BTL-B 3.25% due 12/02/2019	280,500	276,293
Professional Sports — 0.1%
Delta 2 Lux Sarl FRS BTL-B3 4.75% due 07/31/2021	400,000	397,167
Delta 2 Lux Sarl FRS 2nd Lien 7.75% due 07/31/2022	120,000	119,200
		516,367
Real Estate Investment Trusts — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.00% due 01/31/2021	192,563	191,937
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	179,772	150,110
Retail-Apparel/Shoe — 0.0%
Kate Spade & Co. FRS BTL-B 4.00% due 04/10/2021	184,075	183,730
Security Description	Principal Amount(17)	Value (Note 2)
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. FRS BTL-B2 4.00% due 01/28/2020	$99,500	$99,518
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL 4.25% due 10/01/2019	196,877	197,123
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	622,125	621,833
Dollar Tree, Inc. FRS BTL-B 4.25% due 03/09/2022	105,000	106,067
		727,900
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. FRS 1st Lien 5.00% due 02/18/2022	170,000	171,198
Retail-Restaurants — 0.0%
Restaurant Brands International, Inc. FRS BTL-B 4.50% due 10/27/2021	99,117	100,037
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B2 3.75% due 06/30/2019	532,591	530,327
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS BTL-D 3.25% due 01/11/2020	187,150	186,292
Special Purpose Entity — 0.1%
SAM Finance Lux Sarl FRS BTL 4.25% due 12/17/2020	582,625	583,110
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS 1st Lien 5.00% due 11/27/2020	408,429	408,429
Steel-Specialty — 0.0%
Signode Industrial Group US, Inc. FRS BTL-B 3.75% due 04/08/2021	118,685	117,573
Telecom Services — 0.0%
Altice Financing SA FRS BTL 5.25% due 01/27/2022	110,000	111,018
Telephone-Integrated — 0.0%
Level 3 Financing, Inc. FRS BTL-B5 4.50% due 01/15/2020	200,000	200,292
Level 3 Financing, Inc. FRS BTL-B 4.50% due 01/31/2022	195,000	195,870
		396,162

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
LOANS(12)(13)(14) (continued)
Television — 0.1%
ION Media Networks, Inc. FRS BTL-B 4.75% due 12/18/2020		$143,553	$143,732
Tribune Media Co. FRS BTL 4.00% due 12/27/2020		622,427	622,116
Univision Communications, Inc. FRS BTL-C4 4.00% due 03/01/2020		246,208	245,670
			1,011,518
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL-B 4.50% due 08/09/2018		121,875	122,180
Workers Comp/Injury Services — 0.0%
Sedgwick Claims Management Services, Inc. FRS 1st Lien 3.75% due 02/11/2021		267,300	263,875
Sedgwick Claims Management Services, Inc. FRS 2nd Lien 6.75% due 02/28/2022		125,000	121,875
			385,750
Total Loans (cost $19,928,234)			19,627,437
FOREIGN GOVERNMENT OBLIGATIONS — 2.0%
Banks-Export/Import — 0.1%
Export-Import Bank of China Senior Notes 3.63% due 07/31/2024		386,000	404,099
Central Bank — 0.0%
Banque Centrale de Tunisie SA Senior Notes 5.75% due 01/30/2025*		295,000	297,581
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		159,000	160,519
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		194,000	194,978
Sovereign — 1.9%
Brazil Notas do Tesouro Nacional Series B Notes 6.00% due 05/15/2019(11)	BRL	3,695,029	1,181,114
Brazil Notas do Tesouro Nacional Notes 6.00% due 05/15/2055(11)	BRL	2,320,015	$705,774
Dominican Republic International Bond Senior Bonds 5.50% due 01/27/2025		130,000	134,225
Security Description	Principal Amount(17)		Value (Note 2)
Sovereign (continued)
Dominican Republic International Bonds Senior Bonds 6.85% due 01/27/2045		$100,000	$105,000
Dominican Republic International Bonds Bonds 11.50% due 05/10/2024*	DOP	15,100,000	362,211
Federal Democratic Republic of Ethiopia Notes 6.63% due 12/11/2024*		245,000	237,956
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		130,000	136,500
Federative Republic of Brazil Senior Notes 7.13% due 01/20/2037		35,000	41,563
Government of Canada Senior Notes 0.88% due 02/14/2017		181,000	181,916
Government of Romania Senior Notes 4.88% due 01/22/2024		200,000	221,500
Government of Romania Bonds 5.85% due 04/26/2023	RON	830,000	240,914
Government of Romania Senior Notes 6.13% due 01/22/2044		30,000	38,151
Government of Romania Senior Notes 6.75% due 02/07/2022		120,000	145,200
Ivory Coast Government International Bonds Senior Bonds 5.38% due 07/23/2024		200,000	189,000
Ivory Coast Government International Bonds Bonds 6.38% due 03/03/2028*		295,000	295,737
Lebanese Republic Senior Notes 6.60% due 11/27/2026		200,000	205,000
Lebanese Republic Series 42, Tranche 2 Senior Notes 8.25% due 04/12/2021		100,000	112,175
Oriental Republic of Uruguay Senior Notes 4.13% due 11/20/2045		200,000	188,500
Oriental Republic of Uruguay Notes 4.25% due 04/05/2027(11)	UYU	22,763,498	866,822
Oriental Republic of Uruguay Senior Notes 4.38% due 12/15/2028(11)	UYU	5,275,038	202,617
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	520,000

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Chile Bonds 3.00% due 01/01/2040(11)		258,539,190	$531,734
Republic of Chile Senior Notes 3.25% due 09/14/2021		$100,000	106,250
Republic of Colombia Bonds 3.00% due 03/25/2033(11)	COP	1,212,424,996	408,409
Republic of Colombia Bonds 3.50% due 03/10/2021(11)	COP	636,026,227	254,955
Republic of Colombia Senior Bonds 5.00% due 06/15/2045		270,000	277,425
Republic of Colombia Senior Bonds 6.13% due 01/18/2041		100,000	118,500
Republic of Colombia Senior Bonds 7.38% due 03/18/2019		100,000	118,150
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045*		200,000	206,000
Republic of Costa Rica Bonds 9.20% due 03/27/2019*	CRC	141,600,000	263,018
Republic of Croatia Senior Notes 6.75% due 11/05/2019		100,000	110,875
Republic of Honduras Senior Notes 8.75% due 12/16/2020		200,000	221,750
Republic of Hungary Senior Notes 5.38% due 03/25/2024		100,000	112,125
Republic of Indonesia Senior Notes 2.88% due 07/08/2021	EUR	450,000	509,142
Republic of Indonesia Senior Notes 4.13% due 01/15/2025*		200,000	205,250
Republic of Indonesia Senior Notes 5.88% due 03/13/2020		100,000	113,125
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		100,000	121,250
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	8,400,000,000	681,958
Republic of Kazakhstan Senior Bonds 3.88% due 10/14/2024	IDR	200,000	184,780
Republic of Kazakhstan Senior Bonds 4.88% due 10/14/2044*		275,000	236,314
Security Description	Principal Amount(17)		Value (Note 2)
Sovereign (continued)
Republic of Kenya Notes 5.88% due 06/24/2019		$200,000	$205,850
Republic of Kenya Notes 6.88% due 06/24/2024		500,000	522,125
Republic of Latvia Senior Notes 5.25% due 06/16/2021		200,000	230,250
Republic of Lithuania Senior Bonds 7.38% due 02/11/2020		180,000	220,694
Republic of Montenegro Senior Notes 3.88% due 03/18/2020*	EUR	620,000	654,989
Republic of Mozambique Government Guar. Notes 6.31% due 09/11/2020		200,000	192,050
Republic of Panama Senior Bonds 7.13% due 01/29/2026		100,000	130,125
Republic of Paraguay Senior Notes 4.63% due 01/25/2023		200,000	206,000
Republic of Paraguay Notes 6.10% due 08/11/2044		200,000	219,500
Republic of Peru Senior Notes 5.63% due 11/18/2050		14,000	17,115
Republic of Peru Senior Notes 7.13% due 03/30/2019		120,000	143,400
Republic of Peru Senior Notes 7.35% due 07/21/2025		100,000	136,000
Republic of Poland Senior Notes 3.00% due 03/17/2023		120,000	123,180
Republic of Senegal Senior Notes 8.75% due 05/13/2021		200,000	223,400
Republic of Serbia Senior Notes 5.25% due 11/21/2017		200,000	207,370
Republic of South Africa Senior Bonds 6.25% due 03/08/2041		100,000	120,000
Republic of South Africa Senior Bonds 6.88% due 05/27/2019		140,000	160,986
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	5,925,000	493,139
Republic of Sri Lanka Senior Notes 5.13% due 04/11/2019		200,000	199,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of the Philippines Senior Notes 6.50% due 01/20/2020		$100,000	$119,750
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		60,000	77,175
Republic of Venezuela Bonds 7.00% due 03/31/2038		900,000	306,000
Russian Federation Bonds 7.50% due 02/27/2019	RUB	28,350,000	420,866
United Mexican States Senior Notes 3.00% due 03/06/2045	EUR	310,000	347,494
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	322,710
United Mexican States Senior Notes 3.60% due 01/30/2025		210,000	215,513
United Mexican States Senior Notes 4.00% due 10/02/2023		100,000	105,800
United Mexican States Senior Notes 4.75% due 03/08/2044		128,000	134,400
United Mexican States Bonds 5.00% due 12/11/2019	MXN	23,786,500	1,540,739
United Mexican States Senior Notes 5.63% due 03/19/2114	GBP	300,000	469,496
United Mexican States Senior Notes 6.05% due 01/11/2040		50,000	61,750
United Mexican States Senior Notes Series A 7.50% due 04/08/2033		70,000	99,575
United Mexican States Bonds 7.75% due 11/13/2042	MXN	9,859,200	749,330
			20,469,406
Total Foreign Government Obligations (cost $22,421,730)			21,526,583
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†		1,980	4,356
Television — 0.0%
ION Media Networks, Inc.†(5)(9)(14)		22	11,101
Total Common Stocks (cost $0)			15,457
Security Description	Principal Amount(17)		Value (Note 2)
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%		$7,606	$182,240
Telecom Services — 0.1%
Qwest Corp. 6.13%		14,710	367,750
Total Preferred Securities (cost $557,871)			549,990
PREFERRED SECURITIES/CAPITAL SECURITIES — 1.8%
Banks-Commercial — 0.5%
Banco Bilbao Vizcaya Argentaria SA VRS 7.00% due 02/19/2019(6)	EUR	1,000,000	1,106,164
Banco Bilbao Vizcaya Argentaria SA FRS 9.00% due 05/09/2018(6)		600,000	652,500
Banco do Brasil SA VRS 6.25% due 04/15/2024(6)		555,000	371,128
Banco Santander SA VRS 6.25% due 03/12/2019(6)	EUR	1,400,000	1,516,641
Banco Santander SA VRS 6.25% due 09/11/2021(6)	EUR	200,000	216,125
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA FRS 5.50% due 06/29/2020(6)	EUR	200,000	225,673
KBC Groep NV FRS 5.63% due 03/19/2019(6)	EUR	170,000	184,279
Nordea Bank AB VRS 6.13% due 09/23/2024*(6)		212,000	218,758
Standard Chartered PLC VRS 6.50% due 04/02/2020*(6)		670,000	675,924
			5,167,192
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.27% due 06/01/2077		300,000	253,500
Banks-Super Regional — 0.1%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(6)		209,000	201,946
Wells Fargo & Co. FRS Series U 5.88% due 06/15/2025(6)		163,000	172,405
Wells Fargo Capital X 5.95% due 12/01/2086		84,000	87,045
			461,396
Building Societies — 0.1%
Nationwide Building Society VRS 6.88% due 06/20/2019(6)	GBP	770,000	1,157,924
Diversified Banking Institutions — 0.8%
Bank of America Corp. FRS 6.10% due 03/17/2025(6)		283,000	287,068
Barclays PLC FRS 8.00% due 12/15/2020(6)	EUR	310,000	370,452
Barclays PLC VRS 8.25% due 12/15/2018(6)		570,000	610,707

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)		Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. VRS Series N 5.80% due 11/15/2019(6)		$302,000	$302,755
Credit Agricole SA FRS 6.50% due 06/23/2021(6)	EUR	410,000	463,446
Credit Agricole SA VRS 6.63% due 09/23/2019*(6)		408,000	409,020
Credit Suisse Group AG FRS 6.25% due 12/18/2024*(6)		417,000	409,702
Deutsche Bank AG VRS 7.50% due 04/30/2025(6)		400,000	407,000
HSBC Holdings PLC VRS 5.25% due 09/16/2022	EUR	200,000	223,114
HSBC Holdings PLC VRS 5.63% due 01/17/2020(6)		600,000	605,625
HSBC Holdings PLC VRS 6.38% due 03/20/2025(6)		206,000	210,635
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(6)		164,000	161,122
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(6)		192,000	195,821
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(6)		343,000	369,154
Lloyds Banking Group PLC VRS 6.38% due 06/27/2020(6)	EUR	710,000	814,119
Lloyds Banking Group PLC FRS 7.00% due 06/27/2019(6)	GBP	450,000	683,184
Societe Generale SA VRS 6.00% due 01/27/2020*(6)		647,000	613,841
Societe Generale SA VRS 6.75% due 04/07/2021(6)	EUR	450,000	502,456
Societe Generale SA VRS 8.25% due 11/29/2018(6)		740,000	786,250
UniCredit SpA FRS 8.00% due 06/03/2024(6)		210,000	216,300
			8,641,771
Diversified Operations — 0.1%
Hutchison Whampoa Europe Finance, Ltd. VRS 3.75% due 05/10/2018(6)	EUR	445,000	$493,439
Electric-Integrated — 0.0%
Dominion Resources, Inc. FRS 5.75% due 10/01/2054		123,000	131,401
Finance-Credit Card — 0.0%
American Express Co. FRS 5.20% due 11/15/2019(6)		212,000	215,180
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 5.86% due 11/30/2056†(9)		58,000	6
Security Description	Shares/ Principal Amount(17)		Value (Note 2)
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043		$142,000	$142,426
Food-Dairy Products — 0.0%
Land O'Lakes Capital Trust I 7.45% due 03/15/2028*		230,000	248,400
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		167,000	177,020
Insurance-Multi-line — 0.0%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*		180,000	194,987
MetLife, Inc. 6.40% due 12/15/2066		189,000	223,965
			418,952
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030		250,000	376,250
Sompo Japan Nipponkoa Insurance, Inc. FRS 5.33% due 03/28/2073*		450,000	486,000
			862,250
Telecom Services — 0.0%
Colombia Telecomunicaciones SA ESP FRS 8.50% due 03/20/2020*(6)		430,000	431,161
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053		284,000	305,840
Total Preferred Securities/Capital Securities (cost $20,305,963)			19,107,858
EXCHANGE-TRADED FUNDS — 0.3%
iShares Barclays 1-3 Year Treasury Bond Fund		9,400	797,872
iShares Barclays 3-7 Year Treasury Bond Fund		6,200	769,854
iShares Barclays 7-10 Year Treasury Bond Fund		3,400	368,526
iShares Barclays 10-20 Year Treasury Bond Fund		2,000	277,160
iShares Barclays 20+ Year Treasury Bond Fund		3,600	470,484
Total Exchange-Traded Funds (cost $2,516,261)			2,683,896
OPTIONS — PURCHASED†(9)(15) — 0.0%
Call Options-Purchased	EUR	465,000	3,472
Call Options-Purchased	RUB	47,000,000	90
Call Options-Purchased	BRL	3,100,000	78
Call Options-Purchased	HKD	11,470,000	3,758
Put Options-Purchased		$6,575,000	1
Total Options — Purchased (cost $175,969)			7,399
Total Long-Term Investment Securities (cost $1,074,139,198)			1,102,040,385

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(17)	Value (Note 2)
REPURCHASE AGREEMENTS — 8.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount $1,524,000 collateralized by $1,095,000 of United States Treasury Notes, bearing interest at 8.00% due 11/15/2021 and having an approximate value of $1,561,290	$1,524,000	$1,524,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount $14,575,000 collateralized by $15,340,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $14,867,727	14,575,000	14,575,000
Bank of America Securities LLC Joint Repurchase Agreement(16)	13,520,000	13,520,000
Barclays Capital, Inc. Joint Repurchase Agreement(16)	13,485,000	13,485,000
BNP Paribas SA Joint Repurchase Agreement(16)	13,485,000	13,485,000
Deutsche Bank AG Joint Repurchase Agreement(16)	16,075,000	16,075,000
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(16)	15,730,000	15,730,000
Total Repurchase Agreements (cost $88,394,000)		88,394,000
TOTAL INVESTMENTS (cost $1,162,533,198)(18)	110.1%	1,190,434,385
Liabilities in excess of other assets	(10.1)	(108,772,382)
NET ASSETS	100.0%	$1,081,662,003

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $128,193,980 representing 11.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Commercial Mortgage Backed Security

(4)  Interest Only

(5)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(8)  Company has filed for Chapter 11 bankruptcy protection.

(9)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $18,542 representing 0.0% of net assets.

(10)  Security in default of interest and principal at maturity.

(11)  Principal amount of security is adjusted for inflation.

(12)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(13)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(14)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(15)  Options — Purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount		Premiums Paid	Value at March 31, 2015	Unrealized Appreciation (Depreciation)
Call option to deliver U.S. dollars in exchange for Brazilian Reals with Goldman Sachs International	September 2015	$2.41	BRL	3,100,000	$22,973	$78	$(22,895)
Call option to deliver U.S. dollars in exchange for Euros with Bank of America, N.A.	August 2015	1.14	EUR	465,000	14,932	3,472	(11,460)
Call option to deliver U.S. dollars in exchange for Russian Rubles with Goldman Sachs International	September 2015	36.97	RUB	47,000,000	17,000	90	(16,910)
Call option to deliver U.S. dollars in exchange for Honk Kong Dollars with Goldman Sachs International	March 2016	7.75	HKD	11,470,000	5,015	3,758	(1,257)
Put option to enter an interest rate swap with Goldman Sachs International for the right to pay a fixed rate of 3.50% versus the three month USD-Libor-BBA maturing on 05/01/2025	April 2015	3.50		$6,575,000	116,049	1	(116,048)
					$175,969	$7,399	$(168,570)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  Denominated in United States dollars unless otherwise indicated.

(18)  See Note 4 for cost of investments on a tax basis.

BBA — British Banking Association

BRL — Brazilian Real

BTL — Bank Term Loan

CRC — Costa Rican Colón

DIP — Debtors in Possession Financing

DOP — Dominican Peso

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

LIBOR — London Interbank Offerred Rate

MXN — Mexican Peso

REMIC — Real Estate Mortgage Investment Conduit

RON — Romanian Leu

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement dates.

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

UYU — Uruguayan Peso

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2015 and unless otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CLP	164,000,000	USD	262,065	06/17/2015	$1,304	$—
	COP	263,075,000	USD	99,788	06/17/2015	—	(799)
	EUR	940,000	USD	1,010,567	03/15/2017	—	(21,348)
	GBP	335,000	USD	515,816	06/17/2015	18,666	—
	USD	275,146	EUR	250,000	04/15/2015	—	(6,538)
	USD	253,349	EUR	230,000	06/17/2015	—	(6,014)
						19,970	(34,699)
Barclays Bank PLC	EUR	995,000	USD	1,049,695	06/17/2015	—	(20,298)
	GBP	173,000	USD	260,613	06/17/2015	3,876	—
						3,876	(20,298)
BNP Paribas SA	CZK	13,060,000	USD	526,924	06/17/2015	17,622	—
	USD	526,723	EUR	475,000	06/17/2015	—	(15,922)
	USD	688,581	RON	2,900,000	06/17/2015	16,242	—
	USD	795,388	NGN	144,363,000	10/08/2015	—	(121,410)
						33,864	(137,332)
Citibank N.A.	EUR	395,000	USD	510,913	09/18/2015	85,487	—
	NGN	144,363,000	USD	657,465	10/08/2015	—	(16,514)
	RON	2,900,000	USD	688,460	06/17/2015	—	(16,364)
	USD	473,647	RSD	47,000,000	09/18/2015	—	(65,955)
						85,487	(98,833)
Deutsche Bank AG	EUR	500,000	USD	525,370	04/15/2015	—	(11,847)
	EUR	145,000	USD	157,437	04/30/2015	1,614	—
	USD	529,998	INR	33,480,000	04/15/2015	3,786	—
	USD	267,568	MYR	990,000	06/17/2015	—	(2,001)
						5,400	(13,848)
Goldman Sachs International	CNY	20,195,000	USD	3,287,910	04/02/2015	33,402	—
	HKD	5,735,000	USD	739,599	03/03/2016	125	—
	USD	3,275,219	CNY	20,195,000	04/02/2015	—	(20,711)
						33,527	(20,711)
HSBC Bank USA, N.A.	GBP	1,251,000	USD	1,861,644	04/30/2015	4,499	—
JPMorgan Chase Bank	COP	632,313,000	USD	238,216	06/17/2015	—	(3,548)
	KZT	85,060,000	USD	425,300	05/18/2015	—	(9,246)
	USD	1,087,100	MXN	16,510,000	06/17/2015	—	(9,534)
						—	(22,328)

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts (continued)

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley and Co., Inc.	BRL	1,835,000	USD	572,007	04/02/2015	$—	$(2,948)
	MXN	18,908,000	USD	1,211,299	06/17/2015	—	(22,778)
	USD	562,194	BRL	1,835,000	04/02/2015	12,762	—
	USD	125,653	EUR	115,000	04/30/2015	—	(2,069)
						12,762	(27,795)
National Australia Bank, Ltd.	EUR	5,839,000	USD	6,411,421	04/30/2015	136,574	—
	EUR	448,000	USD	476,264	06/17/2015	—	(5,501)
	USD	2,126	EUR	2,000	06/17/2015	25	—
						136,599	(5,501)
Royal Bank of Canada	MXN	18,908,000	USD	1,211,585	06/17/2015	—	(22,492)
Royal Bank of Scotland PLC	EUR	448,000	USD	474,849	06/17/2015	—	(6,917)
	GBP	172,000	USD	259,044	06/17/2015	3,790	—
	USD	2,120	EUR	2,000	06/17/2015	31	—
						3,821	(6,917)
Standard Chartered Bank	USD	184,375	COP	483,800,000	06/17/2015	605	—
State Street Bank and Trust Co.	EUR	550,000	USD	593,518	06/17/2015	2,065	—
	USD	60,139	EUR	55,000	04/30/2015	—	(1,034)
						2,065	(1,034)
Toronto Dominion Bank	CAD	990,000	USD	784,884	06/17/2015	5,106	—
UBS AG	BRL	3,460,000	USD	1,193,947	04/02/2015	109,835	—
	BRL	1,625,000	USD	505,215	05/05/2015	—	(880)
	COP	497,212,000	USD	188,767	06/17/2015	—	(1,341)
	EUR	118,000	USD	128,270	06/17/2015	1,376	—
	IDR	4,721,000,000	USD	351,004	06/17/2015	—	(3,551)
	USD	1,081,412	BRL	3,460,000	04/02/2015	2,701	—
						113,912	(5,772)
Net Unrealized Appreciation(Depreciation)						$461,493	$(417,560)

BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNY — Chinese Yuan Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro Currency
GBP — Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstani Tenge
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
RON — Romanian Leu
RSD — Serbian Dinar
USD — United States Dollar

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2015	Unrealized Appreciation (Depreciation)
17	Short	Long Gilt	June 2015	$2,987,426	$3,045,049	$(57,623)
92	Long	U.S. Treasury 2 YR Notes	June 2015	20,158,727	20,162,375	3,648
650	Long	U.S. Treasury 5 YR Notes	June 2015	77,534,430	78,137,110	602,680
868	Short	U.S. Treasury 10 YR Notes	June 2015	110,682,023	111,890,626	(1,208,603)
3	Long	U.S. Treasury Long Bonds	June 2015	493,031	491,625	(1,406)
88	Long	U.S. Treasury Ultra Long Bonds	June 2015	14,213,461	14,949,000	735,539
						$74,235

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	(5.000)%	12/20/2019	Goldman Sachs Corp.	3.0578%	$6,624,800	$(541,377)	$(512,574)	$(28,803)
Markit CDX North America Investment Grade Index	(1.000)	12/20/2019	Goldman Sachs Corp.	0.6368	574,500	(9,475)	(9,991)	516
						$(550,852)	$(522,565)	$(28,287)

Over the Counter Credit Default Swaps on Credit Indicies and Sovereign Issues — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2015(2)	Notional Amount(3)	Value at March 31, 2015(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index	(1.000)%	12/20/2019	Goldman Sachs Corp.	3.9248%	$7,899,500	$953,256	$948,239	$5,017
Russian Federation 7.50% due 03/31/2030	(1.000)	12/20/2019	Goldman Sachs Corp.	4.0696	355,000	44,931	72,805	(27,874)
						$998,187	$1,021,044	$(22,857)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$120,516,821	$—	$120,516,821
U.S. Corporate Bonds & Notes
Airlines	—	326,062	28,875	354,937
Gambling (Non hotel)	—	—	13	13
Other Industries	—	274,253,890	—	274,253,890
Foreign Corporate Bonds & Notes	—	61,511,358	—	61,511,358
U.S. Government Agencies	—	185,015,903	—	185,015,903
U.S. Government Treasuries	—	390,477,908	—	390,477,908
Municipal Bonds & Notes	—	6,390,935	—	6,390,935
Loans	—	19,627,437	—	19,627,437
Foreign Government Obligations	—	21,526,583	—	21,526,583
Common Stock
Insurance-Reinsurance	4,356	—	—	4,356
Television	—	—	11,101	11,101
Preferred Securities	549,990	—	—	549,990
Preferred Securities/Capital Securities	—	19,107,858	—	19,107,858
Exchange-Traded Funds	2,683,896	—	—	2,683,896
Options-Purchased	—	7,399	—	7,399
Repurchase Agreements	—	88,394,000	—	88,394,000
Total Investments at Value	$3,238,242	$1,187,156,154	$39,989	$1,190,434,385
Other Financial Instruments:†
Open Forward Currency Contracts	$—	$461,493	$—	$461,493
Open Futures Contracts	1,341,867	—	—	1,341,867
Centrally Cleared Credit Default Swaps on Credit Indices —
Buy Protection	—	516	—	516
Over the Counter Credit Default Swaps on Credit Indicies and
Sovereign Issues — Buy Protection	—	5,017	—	5,017
Total Other Financial Instruments	$1,341,867	$467,026	$—	$1,808,893
LIABILITIES:
Other Financial Instruments:†
Open Forward Currency Contracts	$—	$417,560	$—	$417,560
Open Futures Contracts	1,267,632	—	—	1,267,632
Centrally Cleared Credit Default Swaps on Credit Indices —
Buy Protection	—	28,803	—	28,803
Over the Counter Credit Default Swaps on Credit Indicies and
Sovereign Issues — Buy Protection	—	27,874	—	27,874
Total Other Financial Instruments	$1,267,632	$474,237	$—	$1,741,869

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
United States Treasury Notes	48.8%
Sovereign	38.0
Repurchase Agreements	12.5
99.3%
Credit Quality†#
Aaa	68.5%
Aa	24.5
Baa	7.0
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 38.0%
Sovereign — 38.0%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	11,545,901	$13,704,500
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	15,337,133	18,931,963
Government of Australia Senior Bonds 1.03% due 11/21/2018	AUD	5,896,750	4,652,335
Government of Australia Senior Bonds 4.00% due 08/20/2020	AUD	18,089,120	16,741,494
Government of Canada Bonds 4.25% due 12/01/2021	CAD	13,316,892	14,249,931
Government of France Bonds 0.25% due 07/25/2024	EUR	17,714,678	21,144,675
Government of France Bonds 1.10% due 07/25/2022	EUR	15,506,372	19,305,684
Government of France Bonds 1.30% due 07/25/2019	EUR	10,992,537	13,062,290
Government of France Bonds 2.10% due 07/25/2023	EUR	6,490,105	8,822,176
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,095,100	2,369,764
Government of Sweden Notes 0.25% due 06/01/2022	SEK	54,701,094	7,124,474
Italy Buoni Poliennali del Tesoro Bonds 2.10% due 09/15/2021	EUR	2,794,050	3,469,489
Italy Buoni Poliennali del Tesoro Senior Notes 2.35% due 09/15/2024*	EUR	19,943,864	26,198,924
Italy Buoni Poliennali del Tesoro Senior Notes 2.60% due 09/15/2023	EUR	2,607,813	3,455,685
Kingdom of Spain Senior Notes 1.80% due 11/30/2024	EUR	5,361,547	6,816,484
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 11/22/2019	GBP	7,772,216	12,375,556
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	3,890,195	6,215,060
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	11,272,965	20,787,512
Security Description	Principal Amount(7)		Value (Note 2)
Sovereign (continued)
United Kingdom Inflation Linked Gilt Treasury Bonds 6.58% due 07/17/2024	GBP	11,977,370	$23,392,313
United Kingdom Inflation Linked Gilt Treasury Bonds 7.74% due 04/16/2020	GBP	11,074,144	19,304,545
Total Foreign Government Obligations (cost $281,371,861)			262,124,854
U.S. GOVERNMENT TREASURIES(1) — 48.8%
United States Treasury Notes — 48.8%
0.13% due 04/15/2016 TIPS		$19,987,681	20,189,117
0.13% due 04/15/2017 TIPS		26,731,132	27,207,267
0.13% due 04/15/2019 TIPS		26,783,949	27,279,881
0.13% due 01/15/2022 TIPS		21,816,421	21,995,381
0.13% due 07/15/2022 TIPS		23,581,408	23,824,580
0.13% due 01/15/2023 TIPS		26,860,541	26,975,961
0.13% due 07/15/2024 TIPS		15,455,080	15,449,037
0.25% due 01/15/2025 TIPS		6,809,334	6,856,148
0.38% due 07/15/2023 TIPS		20,665,530	21,190,248
0.63% due 07/15/2021 TIPS		19,860,274	20,814,500
0.63% due 01/15/2024 TIPS		22,539,825	23,476,625
1.13% due 01/15/2021 TIPS		19,180,114	20,588,663
1.25% due 07/15/2020 TIPS		15,835,697	17,165,642
1.38% due 01/15/2020 TIPS		14,268,012	15,430,627
1.88% due 07/15/2019 TIPS		18,637,608	20,547,963
2.38% due 01/15/2025 TIPS		11,253,363	13,639,425
2.50% due 07/15/2016 TIPS		12,963,104	13,616,328
Total U.S. Government Treasuries (cost $333,650,967)			336,247,393
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(3) (cost $3,866)		765	3,684
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		117	59,037
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(4)		116	58,533
Total Warrants (cost $0)			117,570
Total Long-Term Investment Securities (cost $615,026,694)			598,493,501
REPURCHASE AGREEMENTS — 12.5%
Bank of America Securities LLC Joint Repurchase Agreement(5)		$16,075,000	16,075,000
Barclays Capital, Inc. Joint Repurchase Agreement(5)		16,030,000	16,030,000
BNP Paribas SA Joint Repurchase Agreement(5)		16,030,000	16,030,000
Deutsche Bank AG Joint Repurchase Agreement(5)		19,110,000	19,110,000

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Security Description	Principal Amount(7)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Royal Bank of Scotland Group PLC Joint Repurchase Agreement(5)	$18,700,000	$18,700,000
Total Repurchase Agreements (cost $85,945,000)		85,945,000
TOTAL INVESTMENTS (cost $700,971,694)(6)	99.3%	684,438,501
Other assets less liabilities	0.7	4,556,374
NET ASSETS	100.0%	$688,994,875

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2015, the aggregate value of these securities was $26,198,924 representing 3.8% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At March 31, 2015, the aggregate value of these securities was $121,254 representing 0.0% of net assets.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2015, the Real Return Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	03/01/2011	117	$—	$59,037	$504.60	0.01%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)	11/11/2010	116	—	58,533	504.60	0.01
				$117,570		0.02%

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  Denominated in United States dollar unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Securities

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	AUD	455,000	USD	357,553	04/30/2015	$11,562	$—
Barclays Bank PLC	GBP	525,000	USD	779,208	04/30/2015	565	—
	GBP	26,626,000	USD	40,110,338	06/17/2015	633,832	—
	USD	843,592	EUR	770,000	04/30/2015	—	(15,346)
						634,397	(15,346)
Citibank N.A.	EUR	1,605,000	USD	1,761,939	06/17/2015	34,372	—
Commonwealth Bank of Australia Sydney	AUD	17,484,000	USD	13,439,426	06/17/2015	179,307	—
	NZD	1,485,000	USD	1,073,588	06/17/2015	—	(28,473)
						179,307	(28,473)
HSBC Bank USA, N.A.	GBP	1,045,000	USD	1,555,091	04/30/2015	5,222	—
JPMorgan Chase Bank	AUD	9,761,000	USD	7,398,897	06/17/2015	—	(3,988)
Morgan Stanley and Co., Inc.	SEK	60,538,000	USD	7,049,626	06/17/2015	11,813	—
National Australia Bank, Ltd.	EUR	46,558,000	USD	49,495,344	06/17/2015	—	(618,070)
Royal Bank of Scotland PLC	EUR	46,558,000	USD	49,348,221	06/17/2015	—	(765,193)
	GBP	26,626,000	USD	40,100,540	06/17/2015	624,034	—
						624,034	(765,193)
State Street Bank and Trust Co.	EUR	31,716,000	USD	33,752,231	06/17/2015	—	(385,770)
	GBP	967,000	USD	1,424,406	06/17/2015	—	(9,297)
						—	(395,067)
Toronto Dominion Bank	CAD	440,000	USD	351,092	04/30/2015	3,816	—
	CAD	17,811,000	USD	14,120,775	06/17/2015	72,505	—
						76,321	—
Westpac Banking Corp.	NZD	1,486,000	USD	1,073,806	06/17/2015	—	(28,997)
Net Unrealized Appreciation(Depreciation)						$1,577,028	$(1,855,134)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Currency

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Government Obligations	$—	$262,124,854	$—	$262,124,854
U.S. Government Treasuries	—	336,247,393	—	336,247,393
Common Stock	—	—	3,684	3,684
Warrants	—	—	117,570	117,570
Repurchase Agreements	—	85,945,000	—	85,945,000
Total Investments at Value	$—	$684,317,247	$121,254	$684,438,501
Other Financial Instruments:†
Open Forward Foreign Currency Contracts	$—	$1,577,028	$—	$1,577,028
LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts	$—	$1,855,134	$—	$1,855,134

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

†  Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	11.9%
Medical-Drugs	6.7
Transport-Rail	6.6
Cable/Satellite TV	6.1
Computers	5.6
Internet Content-Entertainment	4.3
Medical-HMO	4.1
Web Portals/ISP	3.9
Repurchase Agreements	3.8
Apparel Manufacturers	3.8
Finance-Investment Banker/Broker	3.6
Medical-Generic Drugs	3.6
Metal Processors & Fabrication	3.2
Commercial Services-Finance	3.2
Applications Software	3.1
Retail-Discount	3.1
Cruise Lines	3.1
Electronic Components-Semiconductors	2.8
Medical-Hospitals	2.6
Internet Application Software	2.6
Entertainment Software	2.5
Finance-Credit Card	2.5
Real Estate Investment Trusts	2.3
Aerospace/Defense	1.9
Internet Content-Information/News	1.8
E-Commerce/Products	1.8
100.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.7%
Aerospace/Defense — 1.9%
Boeing Co.	23,186	$3,479,755
Apparel Manufacturers — 3.8%
Gildan Activewear, Inc.	230,854	6,814,810
Applications Software — 3.1%
salesforce.com, Inc.†	82,983	5,544,094
Cable/Satellite TV — 6.1%
Comcast Corp., Class A	120,305	6,793,623
Time Warner Cable, Inc.	27,679	4,148,529
		10,942,152
Commercial Services-Finance — 3.2%
MasterCard, Inc., Class A	66,409	5,737,073
Computers — 5.6%
Apple, Inc.	81,206	10,104,463
Cruise Lines — 3.1%
Norwegian Cruise Line Holdings, Ltd.†	100,954	5,452,526
E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	38,771	3,227,298
Electronic Components-Semiconductors — 2.8%
ARM Holdings PLC ADR	100,727	4,965,841
Entertainment Software — 2.5%
Electronic Arts, Inc.†	75,860	4,461,706
Finance-Credit Card — 2.5%
Visa, Inc., Class A	67,596	4,421,454
Finance-Investment Banker/Broker — 3.6%
E*TRADE Financial Corp.†	225,781	6,447,176
Internet Application Software — 2.6%
Tencent Holdings, Ltd.(1).	242,400	4,585,596
Internet Content-Entertainment — 4.3%
Facebook, Inc., Class A†	94,611	7,778,443
Internet Content-Information/News — 1.8%
LinkedIn Corp., Class A†	13,127	3,279,912
Medical-Biomedical/Gene — 11.9%
Amgen, Inc.	45,300	7,241,205
Biogen Idec, Inc.†	20,990	8,862,818
Gilead Sciences, Inc.†	29,823	2,926,531
Vertex Pharmaceuticals, Inc.†	18,617	2,196,247
		21,226,801
Medical-Drugs — 6.7%
Endo International PLC†	59,336	5,322,439
Zoetis, Inc.	145,355	6,728,483
		12,050,922
Medical-Generic Drugs — 3.6%
Actavis PLC†	21,519	6,404,485
Medical-HMO — 4.1%
UnitedHealth Group, Inc.	62,661	7,412,170
Medical-Hospitals — 2.6%
HCA Holdings, Inc.†	61,757	4,645,979
Metal Processors & Fabrication — 3.2%
Precision Castparts Corp.	27,454	5,765,340
Security Description	Shares/ Principal Amount	Value (Note 2)
Real Estate Investment Trusts — 2.3%
Crown Castle International Corp.	49,864	$4,115,775
Retail-Discount — 3.1%
Dollar Tree, Inc.†	67,204	5,453,269
Transport-Rail — 6.6%
Canadian Pacific Railway, Ltd.	64,398	11,765,515
Web Portals/ISP — 3.9%
Google, Inc., Class C†	12,837	7,034,676
Total Long-Term Investment Securities (cost $149,649,949)		173,117,231
REPURCHASE AGREEMENTS — 3.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount of $2,181,000 and collaterized by $2,300,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,229,190	$2,181,000	2,181,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015 to be repurchased 04/01/2015 in the amount of $4,708,000 and collateralized by $4,635,000 of United States Treasury Notes, bearing interest at 2.25%, due 03/31/2021 and having an approximate value of $4,803,019	4,708,000	4,708,000
Total Repurchase Agreements (cost $6,889,000)		6,889,000
TOTAL INVESTMENTS (cost $156,538,949)(2)	100.5%	180,006,231
Liabilities in excess of other assets	(0.5)	(968,775)
NET ASSETS	100.0%	$179,037,456

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2015. The aggregate value of these securities was $4,585,596 representing 2.6% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks
Internet Application Software	$—	$4,585,596	$—	$4,585,596
Other Industries	168,531,635	—	—	168,531,635
Repurchase Agreements	—	6,889,000	—	6,889,000
Total Investments at Value	$168,531,635	$11,474,596	$—	$180,006,231

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Diversified Banking Institutions	9.8%
Banks-Super Regional	9.7
Repurchase Agreements	8.3
Insurance-Multi-line	8.2
Oil Companies-Integrated	7.6
Medical Instruments	3.9
Diversified Manufacturing Operations	3.9
Cable/Satellite TV	3.6
Cruise Lines	3.6
Medical-HMO	3.6
Insurance-Reinsurance	3.4
Retail-Regional Department Stores	3.3
Retail-Consumer Electronics	3.2
Aerospace/Defense-Equipment	3.2
Aerospace/Defense	3.0
Networking Products	2.9
Advertising Agencies	2.8
Auto-Cars/Light Trucks	2.8
Food-Misc./Diversified	2.7
Applications Software	2.7
Oil-Field Services	2.6
Computers-Memory Devices	2.5
Medical-Drugs	2.3
Investment Management/Advisor Services	1.4
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description			Shares	Value (Note 2)
COMMON STOCKS — 92.7%
Advertising Agencies — 2.8%
Omnicom Group, Inc.			119,802	$9,342,160
Aerospace/Defense — 3.0%
Northrop Grumman Corp.			61,103	9,835,139
Aerospace/Defense-Equipment — 3.2%
United Technologies Corp.			89,800	10,524,560
Applications Software — 2.7%
Microsoft Corp.			214,631	8,725,823
Auto-Cars/Light Trucks — 2.8%
General Motors Co.			241,577	9,059,138
Banks-Super Regional — 9.7%
Capital One Financial Corp.			251,701	19,839,073
Wells Fargo & Co.			220,000	11,968,000
				31,807,073
Cable/Satellite TV — 3.6%
DISH Network Corp., Class A†			170,000	11,910,200
Computers-Memory Devices — 2.5%
EMC Corp.			315,282	8,058,608
Cruise Lines — 3.6%
Carnival Corp.			247,898	11,859,440
Diversified Banking Institutions — 9.8%
Citigroup, Inc.			191,140	9,847,533
Goldman Sachs Group, Inc.			47,472	8,923,312
JPMorgan Chase & Co.			218,966	13,264,960
				32,035,805
Diversified Manufacturing Operations — 3.9%
Siemens AG ADR			117,350	12,697,270
Food-Misc./Diversified — 2.7%
ConAgra Foods, Inc.			246,026	8,987,330
Insurance-Multi-line — 8.2%
Loews Corp.			340,000	13,882,200
MetLife, Inc.			254,689	12,874,529
				26,756,729
Insurance-Reinsurance — 3.4%
PartnerRe, Ltd.			96,327	11,013,066
Investment Management/Advisor Services — 1.4%
T. Rowe Price Group, Inc.			56,900	4,607,762
Medical Instruments — 3.9%
Medtronic PLC			163,299	12,735,689
Medical-Drugs — 2.3%
Johnson & Johnson			75,000	7,545,000
Medical-HMO — 3.6%
UnitedHealth Group, Inc.			100,189	11,851,357
Networking Products — 2.9%
Cisco Systems, Inc.			350,086	9,636,117
Oil Companies-Integrated — 7.6%
BP	PL	C ADR	174,434	6,822,114
Exxon Mobil Corp.			135,000	11,475,000
Murphy Oil Corp.			146,117	6,809,052
				25,106,166
Security Description	Shares/ Principal Amount	Value (Note 2)
Oil-Field Services — 2.6%
Baker Hughes, Inc.	135,649	$8,624,563
Retail-Consumer Electronics — 3.2%
Best Buy Co., Inc.	280,000	10,581,200
Retail-Regional Department Stores — 3.3%
Kohl's Corp.	140,000	10,955,000
Total Long-Term Investment Securities (cost $262,989,430)		304,255,195
REPURCHASE AGREEMENTS — 8.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2015, to be repurchased 04/01/2015 in the amount of $27,445,000 and collateralized by $28,890,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $28,000,564 (cost $27,445,000)	$27,445,000	27,445,000
TOTAL INVESTMENTS (cost $290,434,430)(1)	101.0%	331,700,195
Liabilities in excess of other assets	(1.0)	(3,358,551)
NET ASSETS	100.0%	$328,341,644

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$304,255,195	$—	$—	$304,255,195
Repurchase Agreements	—	27,445,000	—	27,445,000
Total Investment at Value	$304,255,195	$27,445,000	$—	$331,700,195

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	64.9%
International Equity Investment Companies	25.7
Domestic Fixed Income Investment Companies	9.5
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 64.9%
Seasons Series Trust Focus Growth Portfolio, Class 3	114,761	$1,175,563
Seasons Series Trust Focus Value Portfolio, Class 3	108,159	1,941,646
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,336,166	17,998,716
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,387,560	23,578,042
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	279,589	4,751,753
Seasons Series Trust Mid Cap Value Portfolio, Class 3	537,503	10,932,987
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	173,732	3,342,097
Seasons Series Trust Small Cap Portfolio, Class 3	591,857	8,154,717
Total Domestic Equity Investment Companies (cost $52,271,832)		71,875,521
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 9.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $10,555,331)	891,107	$10,557,101
Seasons Series Trust International Equity Portfolio, Class 3 (cost $23,271,328)	3,235,418	28,442,041
TOTAL INVESTMENTS (cost $86,098,491)(1)	100.1%	110,874,663
Liabilities in excess of other assets	(0.1)	(105,334)
NET ASSETS	100.0%	$110,769,329

#  See Note 8

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$110,874,663	$—	$—	$110,874,663

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.0%
Domestic Fixed Income Investment Companies	28.5
International Equity Investment Companies	19.5
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 52.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	588,872	$6,032,169
Seasons Series Trust Focus Value Portfolio, Class 3	505,973	9,083,069
Seasons Series Trust Large Cap Growth Portfolio, Class 3	5,528,185	74,467,002
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,495,364	110,372,145
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	1,077,692	18,315,941
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,108,286	42,883,206
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,421,907	21,288,409
Seasons Series Trust Small Cap Portfolio, Class 3	2,336,816	32,197,102
Total Domestic Equity Investment Companies (cost $213,661,647)		314,639,043
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 28.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	12,681,460	$150,239,550
Seasons Series Trust Real Return Portfolio, Class 3†	2,295,368	22,686,203
Total Domestic Fixed Income Investment Companies (cost $172,174,869)		172,925,753
International Equity Investment Companies — 19.5%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $94,530,348)	13,410,961	117,893,611
TOTAL INVESTMENTS (cost $480,366,864)(1)	100.0%	605,458,407
Liabilities in excess of other assets	0.0	(225,658)
NET ASSETS	100.0%	$605,232,749

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2)

	Level 1 - Unadjusted Quoted Prices	Level 1 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$605,458,407	$—	$—	$605,458,407

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels duing the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	43.6%
Domestic Fixed Income Investment Companies	40.7
International Equity Investment Companies	15.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 43.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	273,959	$2,806,321
Seasons Series Trust Focus Value Portfolio, Class 3	260,329	4,673,343
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,205,871	43,184,439
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,834,818	65,162,952
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	390,149	6,630,791
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,070,096	21,766,103
Seasons Series Trust Small Cap Portfolio, Class 3	1,379,349	19,004,930
Total Domestic Equity Investment Companies (cost $109,124,477)		163,228,879
Domestic Fixed Income Investment Companies — 40.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	9,543,054	113,058,284
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,343,489	16,861,517
Seasons Series Trust Real Return Portfolio, Class 3†	2,257,334	22,310,287
Total Domestic Fixed Income Investment Companies (cost $151,594,724)		152,230,088
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 15.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost S49,299,204)	6,673,067	$58,661,868
TOTAL INVESTMENTS (cost $310,018,405)(1)	100.0%	374,120,835
Liabilities in excess of other assets	0.0	(135,348)
NET ASSETS	100.0%	$373,985,487

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2015 (see Note 2)

	Level 1 - Unadjusted Quoted Prices	Level 1 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$374,120,835	$—	$—	$374,120,835

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels duing the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2015 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	49.3%
Domestic Equity Investment Companies	38.5
International Equity Investment Companies	12.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2015

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.9%
Domestic Equity Investment Companies — 38.5%
Seasons Series Trust Focus Growth Portfolio, Class 3	218,694	$2,240,213
Seasons Series Trust Focus Value Portfolio, Class 3	207,598	3,726,730
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,476,550	33,360,178
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,958,319	50,269,083
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	177,325	3,013,724
Seasons Series Trust Mid Cap Value Portfolio, Class 3	669,124	13,610,193
Seasons Series Trust Small Cap Portfolio, Class 3	657,715	9,062,120
Total Domestic Equity Investment Companies (cost $78,904,972)		115,282,241
Domestic Fixed Income Investment Companies — 49.3%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	8,832,370	104,638,688
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,122,928	13,519,532
Seasons Series Trust Real Return Portfolio, Class 3†	2,961,294	29,267,853
Total Domestic Fixed Income Investment Companies (cost $146,758,897)		147,426,073
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 12.1%
Seasons Series Trust International Equity Portfolio, Class 3	4,132,258	$36,326,021
Total International Equity Investment Companies (cost $30,712,448)		36,326,021
Total Long-Term Investment Securities (cost $256,376,317)		299,034,335
TOTAL INVESTMENTS (cost $256,376,317)(1)	99.9%	299,034,335
Other assets less liabilities	0.1	25,130
NET ASSETS	100.0%	$299,059,465

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2015 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$299,034,335	$—	$—	$299,034,335

*  For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2015

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$72,925,181	$144,335,441	$108,958,076	$91,300,456	$148,086,134
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,650,000	12,625,000	13,860,000	12,685,000	8,334,000
Total investments	76,575,181	156,960,441	122,818,076	103,985,456	156,420,134
Cash	8,802	9,857	10,468	5,367	1,390
Foreign cash*	3	7	—	—	120,162
Due from broker	29,766	88,086	—	—	—
Receivable for:
Fund shares sold	1	285	1,388	233	858
Dividends and interest	153,271	390,837	425,275	425,739	496,633
Investments sold	1,258,746	3,041,895	2,608,882	2,223,715	2,410,803
Receipts on swap contracts	—	—	—	—	1,179
Prepaid expenses and other assets	293	557	413	339	655
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	13,208
Variation margin on futures contracts	3,532	9,296	8,768	13,377	68,810
Unrealized appreciation on forward foreign currency contracts	9,388	44,293	53,241	56,387	320,994
Swap premiums paid	6,650	16,875	29,298	28,273	—
Unrealized appreciation on swap contracts	—	—	7,735	7,735	11,981
Total assets	78,045,633	160,562,429	125,963,544	106,746,621	159,866,807
LIABILITIES:
Payable for:
Fund shares redeemed	112,252	71,714	39,773	214,410	194,024
Investments purchased	5,814,748	21,427,080	22,818,020	23,675,462	4,672,954
Payments on swap contracts	15	41	91	90	2,245
Investment advisory and management fees	54,630	100,189	70,235	53,969	112,268
Service fees — Class 2	2,939	6,739	5,641	4,622	9,047
Service fees — Class 3	7,715	15,333	9,754	7,702	13,221
Transfer agent fees and expenses	92	92	92	92	294
Trustees' fees and expenses	508	986	736	591	1,099
Other accrued expenses	75,536	86,696	77,656	76,296	119,532
Accrued foreign tax on capital gains	7	22	27	27	—
Line of credit	387,537	884,304	621,260	324,838	—
Variation margin on futures contracts	7,201	12,346	10,061	12,967	85,969
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	1	—
Due to broker	—	—	3,417	3,415	242
Call and put options written, at value@	—	—	—	—	20,952
Unrealized depreciation on forward foreign currency contracts	11,322	42,869	52,857	56,292	28,657
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	2,927	7,604	9,365	8,973	—
Total liabilities	6,477,429	22,656,015	23,718,985	24,439,747	5,260,504
NET ASSETS	$71,568,204	$137,906,414	$102,244,559	$82,306,874	$154,606,303
* Cost
Investments (unaffiliated)	$61,715,870	$127,927,651	$102,222,638	$87,718,800	$125,342,676
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$3	$7	$—	$—	$120,317
@ Premiums received on options written	$—	$—	$—	$—	$37,962

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$51,241,937	$106,317,437	$86,703,542	$73,656,562	$113,844,493
Accumulated undistributed net investment income (loss)	272,738	1,104,847	1,389,671	1,223,321	3,843,119
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	8,864,256	14,086,596	7,430,844	3,838,178	13,967,096
Unrealized appreciation (depreciation) on investments	11,209,311	16,407,790	6,735,438	3,581,656	22,743,458
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(18,016)	(11,289)	(14,629)	7,814	(78,524)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(2,015)	1,055	(280)	(630)	286,661
Accrued capital gains tax on unrealized appreciation (depreciation)	(7)	(22)	(27)	(27)	—
NET ASSETS	$71,568,204	$137,906,414	$102,244,559	$82,306,874	$154,606,303
Class 1 (unlimited shares authorized):
Net assets	$12,717,861	$13,246,989	$11,927,119	$9,975,374	$21,958,272
Shares of beneficial interest issued and outstanding	658,703	880,263	945,561	824,511	1,569,714
Net asset value, offering and redemption price per share	$19.31	$15.05	$12.61	$12.10	$13.99
Class 2 (unlimited shares authorized):
Net assets	$23,033,157	$52,837,431	$44,486,160	$36,076,042	$70,797,879
Shares of beneficial interest issued and outstanding	1,194,115	3,516,667	3,532,674	2,987,085	5,063,116
Net asset value, offering and redemption price per share	$19.29	$15.02	$12.59	$12.08	$13.98
Class 3 (unlimited shares authorized):
Net assets	$35,817,186	$71,821,994	$45,831,280	$36,255,458	$61,850,152
Shares of beneficial interest issued and outstanding	1,861,907	4,797,343	3,651,853	3,011,487	4,431,046
Net asset value, offering and redemption price per share	$19.24	$14.97	$12.55	$12.04	$13.96

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
ASSETS:
Investments at value (unaffiliated)*	$489,535,945	$451,654,124	$964,247,172	$218,524,591	$336,935,547
Investments at value (affiliated)*	—	—	2,721,364	—	142,612
Repurchase agreements (cost approximates value)	—	3,144,000	11,780,000	3,711,000	3,470,000
Total investments	489,535,945	454,798,124	978,748,536	222,235,591	340,548,159
Cash	—	12,780	29,700	219,393	12,172
Foreign cash*	110,950	—	—	1	—
Due from broker	—	65,000	55,000	77,000	153,000
Receivable for:
Fund shares sold	34,668	235,026	1,089,672	118,961	229,485
Dividends and interest	82,701	334,243	1,689,592	79,285	508,379
Investments sold	635,256	240,766	1,733,512	735,379	2,354,566
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,321	1,508	2,609	633	1,262
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	490,400,841	455,687,447	983,348,621	223,466,242	343,807,023
LIABILITIES:
Payable for:
Fund shares redeemed	148,577	144,928	46,377	216,099	52,183
Investments purchased	1,385,307	1,589,291	1,706,204	613,657	1,380,104
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	343,791	301,040	611,191	159,332	240,266
Service fees — Class 2	7,323	5,331	4,718	3,604	4,398
Service fees — Class 3	11,144	42,091	57,900	11,513	24,225
Transfer agent fees and expenses	312	184	165	184	184
Trustees' fees and expenses	3,078	3,020	6,348	1,413	2,290
Other accrued expenses	86,878	89,304	130,176	68,553	79,361
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	—	8,000	6,500	1,880	1,880
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	1,986,410	2,183,189	2,569,579	1,076,235	1,784,891
NET ASSETS	$488,414,431	$453,504,258	$980,779,042	$222,390,007	$342,022,132
* Cost
Investments (unaffiliated)	$364,641,280	$352,096,809	$846,667,655	$166,449,354	$291,479,668
Investments (affiliated)	$—	$—	$2,083,941	$—	$105,378
Foreign cash	$110,913	$—	$—	$1	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$329,695,588	$306,306,727	$809,476,317	$156,712,548	$242,363,825
Accumulated undistributed net investment income (loss)	(167,862)	1,857,494	12,455,644	10,476	1,677,034
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	33,992,967	45,789,537	40,632,460	13,586,890	52,483,210
Unrealized appreciation (depreciation) on investments	124,894,665	99,557,315	118,216,940	52,075,237	45,493,113
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(6,817)	(1,720)	4,935	4,953
Unrealized foreign exchange gain (loss) on other assets and liabilities	(927)	2	(599)	(79)	(3)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$488,414,431	$453,504,258	$980,779,042	$222,390,007	$342,022,132
Class 1 (unlimited shares authorized):
Net assets	$381,905,910	$216,793,192	$672,765,634	$140,380,523	$193,318,981
Shares of beneficial interest issued and outstanding	15,104,539	15,705,717	39,475,636	7,859,051	9,465,365
Net asset value, offering and redemption price per share	$25.28	$13.80	$17.04	$17.86	$20.42
Class 2 (unlimited shares authorized):
Net assets	$55,802,772	$41,272,241	$36,827,333	$28,241,845	$34,526,241
Shares of beneficial interest issued and outstanding	2,243,162	3,039,634	2,163,572	1,632,268	1,694,398
Net asset value, offering and redemption price per share	$24.88	$13.58	$17.02	$17.30	$20.38
Class 3 (unlimited shares authorized):
Net assets	$50,705,749	$195,438,825	$271,186,075	$53,767,639	$114,176,910
Shares of beneficial interest issued and outstanding	2,058,179	14,509,015	15,959,222	3,163,647	5,613,539
Net asset value, offering and redemption price per share	$24.64	$13.47	$16.99	$17.00	$20.34

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Focus Growth Portfolio
ASSETS:
Investments at value (unaffiliated)*	$253,967,144	$699,888,669	$1,102,040,385	$598,493,501	$173,117,231
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,864,000	8,572,000	88,394,000	85,945,000	6,889,000
Total investments	256,831,144	708,460,669	1,190,434,385	684,438,501	180,006,231
Cash	2,440	25,644	1,751,162	6,741	1,250
Foreign cash*	—	978,967	20,023	15	—
Due from broker	424,999	730,000	2,089,195	—	—
Receivable for:
Fund shares sold	107,844	323,783	420,712	3,728,864	9,963
Dividends and interest	286,234	3,265,295	6,095,660	1,775,416	100,429
Investments sold	2,958,015	5,793,039	10,446,190	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	797	2,234	3,495	2,347	652
Due from investment adviser for expense reimbursements/fee waivers	—	24,335	—	—	—
Variation margin on futures contracts	—	—	161,648	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	461,493	1,577,028	—
Swap premiums paid	—	—	1,021,044	—	—
Unrealized appreciation on swap contracts	—	—	5,533	—	—
Total assets	260,611,473	719,603,966	1,212,910,540	691,528,912	180,118,525
LIABILITIES:
Payable for:
Fund shares redeemed	77,730	456,291	23,261	88,556	67,209
Investments purchased	3,683,874	2,002,104	129,136,476	—	786,320
Payments on swap contracts	—	—	13,964	—	—
Investment advisory and management fees	182,841	548,969	569,474	340,256	153,039
Service fees — Class 2	3,027	3,693	4,928	—	4,410
Service fees — Class 3	18,162	57,680	85,606	105,511	8,974
Transfer agent fees and expenses	165	165	165	202	165
Trustees' fees and expenses	1,676	4,625	7,262	4,755	1,209
Other accrued expenses	72,971	160,206	186,953	139,623	59,743
Accrued foreign tax on capital gains	—	—	212	—	—
Line of credit	—	—	—	—	—
Variation margin on futures contracts	9,720	92,110	223,434	—	—
Due to custodian	—	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	417,560	1,855,134	—
Swap premiums received	—	—	522,565	—	—
Unrealized depreciation on swap contracts	—	—	56,677	—	—
Total liabilities	4,050,166	3,325,843	131,248,537	2,534,037	1,081,069
NET ASSETS	$256,561,307	$716,278,123	$1,081,662,003	$688,994,875	$179,037,456
* Cost
Investments (unaffiliated)	$208,528,391	$658,263,760	$1,074,139,198	$615,026,694	$149,649,949
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$992,757	$20,423	$15	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Focus Growth Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$194,166,584	$727,414,111	$1,035,277,260	$691,059,379	$136,054,610
Accumulated undistributed net investment income (loss)	708,511	7,884,361	22,718,506	18,249,519	—
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	16,196,211	(60,452,572)	(4,290,657)	(3,407,693)	19,518,183
Unrealized appreciation (depreciation) on investments	45,438,753	41,624,909	27,901,187	(16,533,193)	23,467,282
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	51,248	(74,521)	23,091	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(118,165)	32,828	(373,137)	(2,619)
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(212)	—	—
NET ASSETS	$256,561,307	$716,278,123	$1,081,662,003	$688,994,875	$179,037,456
Class 1 (unlimited shares authorized):
Net assets	$147,337,455	$421,202,192	$637,855,107	$189,273,082	$103,468,478
Shares of beneficial interest issued and outstanding	10,317,078	47,820,555	53,507,067	19,046,941	9,622,383
Net asset value, offering and redemption price per share	$14.28	$8.81	$11.92	$9.94	$10.75
Class 2 (unlimited shares authorized):
Net assets	$23,823,279	$28,804,611	$38,732,490	$—	$34,180,124
Shares of beneficial interest issued and outstanding	1,705,053	3,266,142	3,253,838	—	3,277,797
Net asset value, offering and redemption price per share	$13.97	$8.82	$11.90	$—	$10.43
Class 3 (unlimited shares authorized):
Net assets	$85,400,573	$266,271,320	$405,074,406	$499,721,793	$41,388,854
Shares of beneficial interest issued and outstanding	6,198,360	30,290,736	34,192,459	50,564,121	4,040,462
Net asset value, offering and redemption price per share	$13.78	$8.79	$11.85	$9.88	$10.24

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
ASSETS:
Investments at value (unaffiliated)*	$304,255,195	$—	$—	$—	$—
Investments at value (affiliated)*	—	110,874,663	605,458,407	374,120,835	299,034,335
Repurchase agreements (cost approximates value)	27,445,000	—	—	—	—
Total investments	331,700,195	110,874,663	605,458,407	374,120,835	299,034,335
Cash	1,205	—	—	157,812	—
Foreign cash*	—	—	—	—	—
Due from broker	—	—	—	—	—
Receivable for:
Fund shares sold	268,496	61,024	130,085	85,283	373,183
Dividends and interest	497,795	—	—	—	—
Investments sold	2,409,120	27,231	221,387	—	138,691
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	861	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	13,860	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	334,891,532	110,962,918	605,809,879	374,363,930	299,546,209
LIABILITIES:
Payable for:
Fund shares redeemed	10,157	114,025	199,352	114,538	257,184
Investments purchased	6,186,007	—	—	157,812	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	273,950	9,486	51,727	31,823	25,502
Service fees — Class 2	2,229	—	—	—	—
Service fees — Class 3	7,372	—	—	—	—
Transfer agent fees and expenses	183	74	73	73	74
Trustees' fees and expenses	2,097	800	4,346	2,658	2,139
Other accrued expenses	67,533	41,973	100,245	71,539	63,154
Accrued foreign tax on capital gains	—	—	—	—	—
Line of credit	—	—	221,387	—	138,691
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	27,231	—	—	—
Due to custodian for foreign cash	360	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on written options contracts	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	6,549,888	193,589	577,130	378,443	486,744
NET ASSETS	$328,341,644	$110,769,329	$605,232,749	$373,985,487	$299,059,465
* Cost
Investments (unaffiliated)	$262,989,430	$—	$—	$—	$—
Investments (affiliated)	$—	$86,098,491	$480,366,864	$310,018,405	$256,376,317
Foreign cash	$(456)	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2015

	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
NET ASSETS REPRESENTED BY:
Capital paid-in	$280,999,616	$103,870,525	$452,471,328	$298,660,362	$242,066,584
Accumulated undistributed net investment income (loss)	3,127,989	1,393,950	7,563,751	4,404,705	3,490,952
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options contracts, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	2,948,178	(19,271,318)	20,106,127	6,817,990	10,843,911
Unrealized appreciation (depreciation) on investments	41,265,765	24,776,172	125,091,543	64,102,430	42,658,018
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	96	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$328,341,644	$110,769,329	$605,232,749	$373,985,487	$299,059,465
Class 1 (unlimited shares authorized):
Net assets	$276,584,800	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	15,353,498	—	—	—	—
Net asset value, offering and redemption price per share	$18.01	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$17,357,360	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	964,706	—	—	—	—
Net asset value, offering and redemption price per share	$17.99	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$34,399,484	$110,769,329	$605,232,749	$373,985,487	$299,059,465
Shares of beneficial interest issued and outstanding	1,916,229	8,322,084	43,924,410	28,739,646	24,032,661
Net asset value, offering and redemption price per share	$17.95	$13.31	$13.78	$13.01	$12.44

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

For the Year Ended March 31, 2015

	Multi- Managed Growth Portfolio	Multi- Managed Moderate Growth Portfolio	Multi- Managed Income/ Equity Portfolio	Multi- Managed Income Portfolio	Asset Allocation: Diversified Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$738,721	$1,150,516	$473,179	$197,385	$2,576,221
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	565,902	1,696,307	2,095,019	2,149,134	1,109,070
Total investment income*	1,304,623	2,846,823	2,568,198	2,346,519	3,685,291
Expenses:
Investment advisory and management fees	648,809	1,205,983	847,091	645,131	1,333,842
Service Fees:
Class 2	34,811	79,761	67,550	55,020	107,526
Class 3	92,098	188,067	118,936	92,275	157,461
Transfer agent fees and expenses	1,098	1,098	1,098	1,098	3,513
Custodian and accounting fees	107,464	131,064	97,175	95,746	207,067
Reports to shareholders	13,415	26,288	19,276	15,520	33,455
Audit and tax fees	46,761	46,761	46,673	46,673	54,087
Legal fees	10,171	11,277	11,179	10,355	10,065
Trustees' fees and expenses	2,694	5,243	3,871	3,101	5,799
Interest expense	499	727	361	115	27
Other expenses	19,963	23,882	18,566	17,778	63,626
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	977,783	1,720,151	1,231,776	982,812	1,976,468
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	(156,923)
Fees paid indirectly (Note 5)	(1,099)	(1,776)	(581)	(249)	(3,761)
Net expenses	976,684	1,718,375	1,231,195	982,563	1,815,784
Net investment income (loss)	327,939	1,128,448	1,337,003	1,363,956	1,869,507
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,123,997	14,499,045	7,910,871	4,311,972	14,846,028
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	(44,709)	107,235	137,952	(55,578)	1,080,955
Net realized foreign exchange gain (loss) on other assets and liabilities	(7,236)	128,629	169,144	184,115	1,375,286
Net realized gain (loss) on investments and foreign currencies	9,072,052	14,734,909	8,217,967	4,440,509	17,302,269
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(963,611)	(1,718,513)	(1,410,759)	(799,858)	(3,932,218)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(30,121)	(38,357)	(65,108)	(34,853)	(41,098)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,049)	4,521	3,541	3,722	285,612
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(7)	(22)	(27)	(27)	—
Net unrealized gain (loss) on investments and foreign currencies	(994,788)	(1,752,371)	(1,472,353)	(831,016)	(3,687,704)
Net realized and unrealized gain (loss) on investments and foreign currencies	8,077,264	12,982,538	6,745,614	3,609,493	13,614,565
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,405,203	$14,110,986	$8,082,617	$4,973,449	$15,484,072
* Net of foreign withholding taxes on interest and dividends of	$841	$2,014	$1,758	$1,667	$64,229
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$287

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2015

	Stock Portfolio	Large Cap Growth Portfolio	Large Cap Value Portfolio	Mid Cap Growth Portfolio	Mid Cap Value Portfolio
Investment Income:
Dividends (unaffiliated)	$3,045,644	$5,948,776	$19,794,070	$1,537,520	$4,991,221
Dividends (affiliated)	—	—	23,708	161	4,613
Interest (unaffiliated)	3,347	1,329	18,488	1,925	2
Total investment income*	3,048,991	5,950,105	19,836,266	1,539,606	4,995,836
Expenses:
Investment advisory and management fees	3,437,300	3,309,247	6,335,973	1,607,589	2,747,709
Service Fees:
Class 2	85,221	61,604	57,792	42,672	53,180
Class 3	130,005	504,193	681,429	129,371	313,181
Transfer agent fees and expenses	3,732	2,196	2,196	2,196	2,196
Custodian and accounting fees	58,994	63,858	113,395	58,183	65,485
Reports to shareholders	62,701	70,368	122,155	29,088	59,245
Audit and tax fees	35,057	35,107	35,081	35,940	35,349
Legal fees	13,410	13,286	12,336	11,262	17,717
Trustees' fees and expenses	14,979	15,610	31,046	6,839	11,924
Interest expense	—	660	—	11	189
Other expenses	29,951	33,818	51,067	30,141	32,614
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,871,350	4,109,947	7,442,470	1,953,292	3,338,789
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(3,417)	(6,104)	(1,357)	(529)	(8,201)
Net expenses	3,867,933	4,103,843	7,441,113	1,952,763	3,330,588
Net investment income (loss)	(818,942)	1,846,262	12,395,153	(413,157)	1,665,248
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	34,986,370	46,781,665	50,796,199	14,916,946	54,685,295
Net realized gain (loss) on investments (affiliated)**	—	—	85,858	6,169	13,768
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	159,048	88,740	83,155	116,303
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,471)	(105)	(6,323)	(1,103)	41
Net realized gain (loss) on investments and foreign currencies	34,984,899	46,940,608	50,964,474	15,005,167	54,815,407
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	30,844,823	15,409,690	(8,279,069)	11,109,041	(20,682,467)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	120,597	(4,308)	7,377
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	(5,097)	(19,900)	922	940
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1,233)	(291)	(511)	(21)	(3)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	30,843,590	15,404,302	(8,178,883)	11,105,634	(20,674,153)
Net realized and unrealized gain (loss) on investments and foreign currencies	65,828,489	62,344,910	42,785,591	26,110,801	34,141,254
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,009,547	$64,191,172	$55,180,744	$25,697,644	$35,806,502
* Net of foreign withholding taxes on interest and dividends of	$10,319	$3,125	$131,573	$7,372	$2,311
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2015

	Small Cap Portfolio	International Equity Portfolio	Diversified Fixed Income Portfolio	Real Return Portfolio	Focus Growth Portfolio
Investment Income:
Dividends (unaffiliated)	$3,177,070	$16,329,221	$103,727	$74	$1,199,918
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	403	5,166	26,026,748	(647,214)	3,032
Total investment income*	3,177,473	16,334,387	26,130,475	(647,140)	1,202,950
Expenses:
Investment advisory and management fees	1,976,474	5,766,945	6,297,472	3,770,837	1,713,467
Service Fees:
Class 2	36,860	43,479	60,091	—	53,001
Class 3	225,272	654,148	1,092,400	1,208,470	123,668
Transfer agent fees and expenses	2,196	2,196	2,196	2,415	1,976
Custodian and accounting fees	75,365	258,750	272,566	89,958	24,920
Reports to shareholders	37,597	100,502	156,226	127,368	29,580
Audit and tax fees	35,674	49,298	49,695	46,494	33,030
Legal fees	8,425	26,343	24,149	15,835	7,704
Trustees' fees and expenses	8,554	23,090	36,797	23,592	6,316
Interest expense	—	154	503	947	597
Other expenses	32,305	110,454	52,439	24,994	16,250
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,438,722	7,035,359	8,044,534	5,310,910	2,010,509
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	(90,844)	—	—	—
Fees paid indirectly (Note 5)	(6,097)	(38,178)	—	—	(6,551)
Net expenses	2,432,625	6,906,337	8,044,534	5,310,910	2,003,958
Net investment income (loss)	744,848	9,428,050	18,085,941	(5,958,050)	(801,008)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,751,561	15,770,802	9,435,176	(6,573,740)	20,954,253
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	156,348	(160,239)	(1,619,041)	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(63)	(481,611)	1,843,119	41,825,010	(9,202)
Net realized gain (loss) on investments and foreign currencies	18,907,846	15,128,952	9,659,254	35,251,270	20,945,051
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(5,568,021)	(26,550,220)	17,682,621	(17,760,430)	(1,789,479)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	79,090	(139,821)	(479,002)	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(229,430)	48,001	(401,113)	(2,146)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(212)	—	—
Net unrealized gain (loss) on investments and foreign currencies	(5,488,931)	(26,919,471)	17,251,408	(18,161,543)	(1,791,625)
Net realized and unrealized gain (loss) on investments and foreign currencies	13,418,915	(11,790,519)	26,910,662	17,089,727	19,153,426
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,163,763	$(2,362,469)	$44,996,603	$11,131,677	$18,352,418
* Net of foreign withholding taxes on interest and dividends of	$2,803	$1,242,177	$7,913	$—	$15,548
** Net of foreign withholding taxes on capital gains of	$—	$10,064	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

For the Year Ended March 31, 2015

	Focus Value Portfolio	Allocation Growth Portfolio	Allocation Moderate Growth Portfolio	Allocation Moderate Portfolio	Allocation Balanced Portfolio
Investment Income:
Dividends (unaffiliated)	$6,088,206	$—	$—	$—	$—
Dividends (affiliated)	—	844,812	5,176,047	3,364,022	2,784,432
Interest (unaffiliated)	—	—	—	—	—
Total investment income*	6,088,206	844,812	5,176,047	3,364,022	2,784,432
Expenses:
Investment advisory and management fees	2,831,823	115,978	624,281	381,117	306,173
Service Fees:
Class 2	26,930	—	—	—	—
Class 3	92,451	—	—	—	—
Transfer agent fees and expenses	2,196	897	878	878	897
Custodian and accounting fees	30,342	12,333	12,171	12,217	12,177
Reports to shareholders	46,321	22,393	122,519	73,613	59,025
Audit and tax fees	33,093	25,192	25,192	25,192	25,192
Legal fees	9,465	8,160	12,748	10,610	9,843
Trustees' fees and expenses	10,438	4,286	23,134	14,091	11,317
Interest expense	—	1,060	4,735	2,453	2,244

Other expenses	25,254	9,700	11,424	10,259	10,100

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,108,313	199,999	837,082	530,430	436,968
Fees waived and expenses reimbursed by investment advisor (Note 3)	(142,498)	—	—	—	—
Fees paid indirectly (Note 5)	(5,596)	—	—	—	—
Net expenses	2,960,219	199,999	837,082	530,430	436,968
Net investment income (loss)	3,127,987	644,813	4,338,965	2,833,592	2,347,464
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	14,967,162	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	8,089,695	33,642,949	17,818,433	12,918,808
Net realized gain (loss) from capital gains distributions received from underlying funds (affiliated)	—	4,906,370	20,452,985	10,872,258	7,400,466
Net realized gain (loss) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	14,967,162	12,996,065	54,095,934	28,690,691	20,319,274
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	9,182,856	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	(5,918,939)	(20,024,462)	(8,727,498)	(5,019,104)
Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	102	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	9,182,958	(5,918,939)	(20,024,462)	(8,727,498)	(5,019,104)
Net realized and unrealized gain (loss) on investments and foreign currencies	24,150,120	7,077,126	34,071,472	19,963,193	15,300,170
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,278,107	$7,721,939	$38,410,437	$22,796,785	$17,647,634
* Net of foreign withholding taxes on interest and dividends of	$61,640	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$327,939	$198,637	$1,128,448	$843,089	$1,337,003	$1,227,815
Net realized gain (loss) on investments and foreign currencies	9,072,052	10,306,499	14,734,909	15,034,967	8,217,967	7,752,767
Net unrealized gain (loss) on investments and foreign currencies	(994,788)	583,493	(1,752,371)	1,206,846	(1,472,353)	(2,137,556)
Net increase (decrease) in net assets resulting from operations	8,405,203	11,088,629	14,110,986	17,084,902	8,082,617	6,843,026
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(60,164)	(86,974)	(110,611)	(129,766)	(167,365)	(201,539)
Net investment income — Class 2	(73,292)	(121,818)	(348,960)	(440,929)	(567,412)	(723,811)
Net investment income — Class 3	(82,744)	(171,910)	(444,104)	(638,714)	(566,714)	(767,984)
Net realized gain on investments — Class 1	(1,819,437)	(294,639)	(1,423,080)	(707,781)	(874,403)	(451,282)
Net realized gain on investments — Class 2	(3,285,247)	(536,779)	(5,541,223)	(2,865,581)	(3,345,586)	(1,794,028)
Net realized gain on investments — Class 3	(5,197,288)	(852,596)	(7,975,950)	(4,211,997)	(3,525,633)	(1,905,555)
Total distributions to shareholders	(10,518,172)	(2,064,716)	(15,843,928)	(8,994,768)	(9,047,113)	(5,844,199)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,791,994)	(1,228,922)	(7,653,178)	17,980,090	(4,254,673)	11,744,678
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,904,963)	7,794,991	(9,386,120)	26,070,224	(5,219,169)	12,743,505
NET ASSETS:
Beginning of period	75,473,167	67,678,176	147,292,534	121,222,310	107,463,728	94,720,223
End of period†	$71,568,204	$75,473,167	$137,906,414	$147,292,534	$102,244,559	$107,463,728
† Includes accumulated undistributed net investment income (loss)	$272,738	$194,452	$1,104,847	$839,695	$1,389,671	$1,243,590

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,363,956	$1,216,454	$1,869,507	$2,414,022	$(818,942)	$(906,921)
Net realized gain (loss) on investments and foreign currencies	4,440,509	3,498,748	17,302,269	19,637,738	34,984,899	23,494,184
Net unrealized gain (loss) on investments and foreign currencies	(831,016)	(1,905,021)	(3,687,704)	5,632,109	30,843,590	44,260,104
Net increase (decrease) in net assets resulting from operations	4,973,449	2,810,181	15,484,072	27,683,869	65,009,547	66,847,367
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(169,084)	(221,182)	(389,289)	(599,064)	—	—
Net investment income — Class 2	(560,443)	(693,257)	(1,143,720)	(1,838,654)	—	—
Net investment income — Class 3	(531,579)	(749,387)	(933,536)	(1,581,000)	—	—
Net realized gain on investments — Class 1	(414,645)	(366,116)	(154,029)	—	(16,764,477)	(7,587,924)
Net realized gain on investments — Class 2	(1,516,780)	(1,257,291)	(497,444)	—	(2,881,721)	(2,268,496)
Net realized gain on investments — Class 3	(1,527,729)	(1,369,878)	(435,648)	—	(2,644,794)	(2,114,633)
Total distributions to shareholders	(4,720,260)	(4,657,111)	(3,553,666)	(4,018,718)	(22,290,992)	(11,971,053)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(4,680,248)	4,761,886	(20,055,272)	(28,422,405)	96,140,773	70,471,618
TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,427,059)	2,914,956	(8,124,866)	(4,757,254)	138,859,328	125,347,932
NET ASSETS:
Beginning of period	86,733,933	83,818,977	162,731,169	167,488,423	349,555,103	224,207,171
End of period†	$82,306,874	$86,733,933	$154,606,303	$162,731,169	$488,414,431	$349,555,103
† Includes accumulated undistributed net investment income (loss)	$1,223,321	$1,812,590	$3,843,119	$2,409,628	$(167,862)	$29

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,846,262	$1,079,128	$12,395,153	$9,258,715	$(413,157)	$(420,959)
Net realized gain (loss) on investments and foreign currencies	46,940,608	57,373,538	50,964,474	26,829,982	15,005,167	16,442,369
Net unrealized gain (loss) on investments and foreign currencies	15,404,302	10,304,228	(8,178,883)	59,742,287	11,105,634	13,766,467
Net increase (decrease) in net assets resulting from operations	64,191,172	68,756,894	55,180,744	95,830,984	25,697,644	29,787,877
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(723,958)	(757,428)	(6,566,523)	(2,951,318)	—	—
Net investment income — Class 2	(95,865)	(201,270)	(354,385)	(333,341)	—	—
Net investment income — Class 3	(242,037)	(711,965)	(2,258,500)	(1,955,499)	—	—
Net realized gain on investments — Class 1	(25,211,895)	(4,288,175)	(724,685)	—	(9,414,815)	(1,708,693)
Net realized gain on investments — Class 2	(5,520,326)	(1,496,802)	(45,637)	—	(2,248,411)	(807,179)
Net realized gain on investments — Class 3	(25,792,643)	(6,904,009)	(322,503)	—	(4,665,696)	(1,418,117)
Total distributions to shareholders	(57,586,724)	(14,359,649)	(10,272,233)	(5,240,158)	(16,328,922)	(3,933,989)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	35,270,699	66,190,535	224,210,942	202,289,528	49,679,502	22,295,904
TOTAL INCREASE (DECREASE) IN NET ASSETS	41,875,147	120,587,780	269,119,453	292,880,354	59,048,224	48,149,792
NET ASSETS:
Beginning of period	411,629,111	291,041,331	711,659,589	418,779,235	163,341,783	115,191,991
End of period†	$453,504,258	$411,629,111	$980,779,042	$711,659,589	$222,390,007	$163,341,783
† Includes accumulated undistributed net investment income (loss)	$1,857,494	$1,068,434	$12,455,644	$9,251,072	$10,476	$(107,141)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,665,248	$2,272,848	$744,848	$293,322	$9,428,050	$8,715,300
Net realized gain (loss) on investments and foreign currencies	54,815,407	37,460,801	18,907,846	15,661,828	15,128,952	29,532,280
Net unrealized gain (loss) on investments and foreign currencies	(20,674,153)	18,265,789	(5,488,931)	24,228,915	(26,919,471)	28,890,690
Net increase (decrease) in net assets resulting from operations	35,806,502	57,999,438	14,163,763	40,184,065	(2,362,469)	67,138,270
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,396,766)	(941,689)	(271,551)	—	(5,776,920)	(2,426,311)
Net investment income — Class 2	(233,054)	(216,624)	(11,007)	—	(386,061)	(298,507)
Net investment income — Class 3	(638,014)	(753,161)	—	—	(3,445,547)	(2,618,047)
Net realized gain on investments — Class 1	(13,575,916)	—	(5,069,902)	—	—	—
Net realized gain on investments — Class 2	(2,793,720)	—	(959,375)	—	—	—
Net realized gain on investments — Class 3	(10,001,795)	—	(3,592,953)	—	—	—
Total distributions to shareholders	(28,639,265)	(1,911,474)	(9,904,788)	—	(9,608,528)	(5,342,865)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	269,829	19,941,961	32,890,036	31,885,697	163,788,806	65,294,773
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,437,066	76,029,925	37,149,011	72,069,762	151,817,809	127,090,178
NET ASSETS:
Beginning of period	334,585,066	258,555,141	219,412,296	147,342,534	564,460,314	437,370,136
End of period†	$342,022,132	$334,585,066	$256,561,307	$219,412,296	$716,278,123	$564,460,314
† Includes accumulated undistributed net investment income (loss)	$1,677,034	$2,272,380	$708,511	$246,284	$7,884,361	$8,226,992

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Focus Growth
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$18,085,941	$13,095,684	$(5,958,050)	$(497,741)	$(801,008)	$(694,851)
Net realized gain (loss) on investments and foreign currencies	9,659,254	(4,067,869)	35,251,270	(8,837,444)	20,945,051	33,540,821
Net unrealized gain (loss) on investments and foreign currencies	17,251,408	(14,638,828)	(18,161,543)	(14,984,975)	(1,791,625)	739,280
Net increase (decrease) in net assets resulting from operations	44,996,603	(5,611,013)	11,131,677	(24,320,160)	18,352,418	33,585,250
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(9,947,864)	(5,841,275)	—	(1,377,753)	—	—
Net investment income — Class 2	(625,050)	(675,003)	—	—	—	—
Net investment income — Class 3	(6,039,794)	(6,709,783)	—	(3,429,254)	—	—
Net realized gain on investments — Class 1	—	(3,054,059)	—	—	(17,354,199)	(4,556,661)
Net realized gain on investments — Class 2	—	(397,206)	—	—	(6,502,484)	(2,774,180)
Net realized gain on investments — Class 3	—	(4,160,141)	—	—	(8,295,360)	(4,516,343)
Total distributions to shareholders	(16,612,708)	(20,837,467)	—	(4,807,007)	(32,152,043)	(11,847,184)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	144,130,047	230,992,972	41,867,976	165,558,370	28,811,618	(21,794,598)
TOTAL INCREASE (DECREASE) IN NET ASSETS	172,513,942	204,544,492	52,999,653	136,431,203	15,011,993	(56,532)
NET ASSETS:
Beginning of period	909,148,061	704,603,569	635,995,222	499,564,019	164,025,463	164,081,995
End of period†	$1,081,662,003	$909,148,061	$688,994,875	$635,995,222	$179,037,456	$164,025,463
† Includes accumulated undistributed net investment income (loss)	$22,718,506	$16,658,047	$18,249,519	$(12,649,645)	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Value		Allocation Growth		Allocation Moderate Growth
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$3,127,987	$1,720,538	$644,813	$597,085	$4,338,965	$4,666,690
Net realized gain (loss) on investments and foreign currencies	14,967,162	16,175,841	12,996,065	7,245,714	54,095,934	42,049,081
Net unrealized gain (loss) on investments and foreign currencies	9,182,958	17,218,596	(5,918,939)	10,489,882	(20,024,462)	31,741,356
Net increase (decrease) in net assets resulting from operations	27,278,107	35,114,975	7,721,939	18,332,681	38,410,437	78,457,127
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(1,508,667)	(953,133)	—	—	—	—
Net investment income — Class 2	(78,996)	(102,643)	—	—	—	—
Net investment income — Class 3	(115,582)	(154,751)	(723,183)	(897,006)	(6,087,464)	(8,702,900)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(1,703,245)	(1,210,527)	(723,183)	(897,006)	(6,087,464)	(8,702,900)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	65,951,219	78,155,010	(15,500,732)	(17,523,771)	(79,357,234)	(112,973,343)
TOTAL INCREASE (DECREASE) IN NET ASSETS	91,526,081	112,059,458	(8,501,976)	(88,096)	(47,034,261)	(43,219,116)
NET ASSETS:
Beginning of period	236,815,563	124,756,105	119,271,305	119,359,401	652,267,010	695,486,126
End of period†	$328,341,644	$236,815,563	$110,769,329	$119,271,305	$605,232,749	$652,267,010
† Includes accumulated undistributed net investment income (loss)	$3,127,989	$1,703,247	$1,393,950	$723,183	$7,563,751	$6,087,463

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2015	For the year ended March 31, 2014	For the year ended March 31, 2015	For the year ended March 31, 2014
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$2,833,592	$3,071,032	$2,347,464	$2,654,709
Net realized gain (loss) on investments and foreign currencies	28,690,691	26,408,431	20,319,274	23,693,279
Net unrealized gain (loss) on investments and foreign currencies	(8,727,498)	9,742,564	(5,019,104)	(796,123)
Net increase (decrease) in net assets resulting from operations	22,796,785	39,222,027	17,647,634	25,551,865
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—
Net investment income — Class 2	—	—	—	—
Net investment income — Class 3	(4,082,422)	(5,693,525)	(3,565,216)	(5,452,829)
Net realized gain on investments — Class 1	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—
Net realized gain on investments — Class 3	(8,872,181)	—	(18,605,664)	(1,918,672)
Total distributions to shareholders	(12,954,603)	(5,693,525)	(22,170,880)	(7,371,501)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(28,653,144)	(38,550,532)	(10,695,792)	(34,590,629)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,810,962)	(5,022,030)	(15,219,038)	(16,410,265)
NET ASSETS:
Beginning of period	392,796,449	397,818,479	314,278,503	330,688,768
End of period†	$373,985,487	$392,796,449	$299,059,465	$314,278,503
† Includes accumulated undistributed net investment income (loss)	$4,404,705	$4,082,422	$3,490,952	$3,565,216

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation ("AIG"), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas life insurer, and The United States Life Insurance Company in The City of New York ("USL"), a New York life insurer. AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

The Trust currently consists of 20 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fourteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contracts prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among two or three distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). As of March 31, 2015, the three Managers of the Multi-Managed Seasons Portfolios are J.P.Morgan Investment Management, Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below. Effective October 24, 2014, PineBridge Investments LLC ("PineBridge") and Lord Abbett & Company LLC ("Lord Abbett") were terminated as subadvisers to the Multi-Managed Seasons Portfolios. The assets were reallocated to WMC and Janus, respectively. In connection with the termination of Lord Abbett and PineBridge, the Balanced component of each of the Multi-Managed Seasons Portfolios was eliminated.

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Fixed Income component WMC
Multi-Managed Growth	20%	54%	26%
Multi-Managed Moderate Growth	18	40.6	41.4
Multi-Managed Income/Equity	0	32	68
Multi-Managed Income	0	16.5	83.5

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except Real Return Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Focus Value Portfolio are not divided equally between the two managers, but have a targeted allocation of 67% to one Manager, Northern Trust, and 33% to J.P. Morgan.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the "Board") , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of March 31, 2015 is reported on a schedule following each Portfolio's Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio's shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolios if acquired within 60 days of maturity or, if already held by a Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter ("OTC") market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("Swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized and Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return

Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of March 31, 2015, each of the preceding Portfolios, except International Equity Portfolio, have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures: Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended March 31, 2015, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of March 31, 2015, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the "broker"). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At March 31, 2015, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Growth, Multi-Managed Moderate Growth, Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap, International Equity and Diversified Fixed Income Portfolios includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased, to manage and/or gain exposure to certain foreign currencies, or to generate income. During the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolios securities or an increase in prices of securities that may be purchased or to generate income. During the year ended March 31, 2015, the Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income. As of March 31, 2015, each of the preceding Portfolios had open option contracts, which are reported on a schedule following the Portfolio's Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended March 31, 2015 are summarized as follows:

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2014	$7,355	$5,884
Options Written	269,974	110,634
Options terminated in closing purchase transactions	(75,931)	(31,135)
Options exercised	—	—
Options expired (written)	(107,728)	(47,421)
Options outstanding as of March 31, 2015	$93,670	$37,962

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as due from broker. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements ("credit default swaps") for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used credit default swaps to manage credit risk (i.e., hedging) and enhance returns. Credit default swaps are reported on a schedule following the Portfolios of Investments. As of March 31, 2015, each of the preceding Portfolios had open credit default swaps, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of March 31, 2015 for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following the Portfolio's Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps"), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the year ended March 31, 2015, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of March 31, 2015, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements:  Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2015, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2015.

	Multi-Managed Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,350
Interest rate contracts(2)(4)	Variation margin on futures contracts	3,532	Variation margin on futures contracts	5,851
Credit contracts(9)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	2,927
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts	9,388	Unrealized depreciation on forward foreign currency contracts	11,322
	Call options purchased, at value	354	Call options purchased, at value	—
		$13,274		$21,450

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(4,318)	$13,630
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(43,134)	(40,824)
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	2,743	(2,927)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,699)	(665)
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(1,772)	(1,685)
		$(52,180)	$(32,471)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $340,397 and $5,025,035, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $387,864.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(15,089) as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $609.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

(9)  The average notional amount outstanding for credit default swap contracts was $33,915.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$2,160
Interest rate contracts(2)(4)	Variation margin on futures contracts	9,296	Variation margin on futures contracts	10,186
Credit contracts(9)	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	7,604
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts	44,293	Unrealized depreciation on forward foreign currency contracts	42,869
	Call options purchased, at value	1,151	Call options purchased, at value	—
		$54,740		$62,819

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$3,680	$17,073
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	95,376	(47,826)
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	8,179	(7,604)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	133,631	5,972
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(6,123)	(6,281)
		$234,743	$(38,666)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $542,988 and $13,524,272, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,052,879.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,685) as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $2,122.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

(9)  The average notional amount outstanding for credit default swap contracts was $100,689.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$8,768	Variation margin on futures contracts	$10,061
Credit contracts(9)	Unrealized appreciation on swap contracts	7,735	Unrealized depreciation on swap contracts	9,365
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts	53,241	Unrealized depreciation on forward foreign currency contracts	52,857
	Call options purchased, at value	1,385	Call options purchased, at value	—
		$71,129		$72,283

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$132,618	$(63,478)
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	5,334	(1,630)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	174,609	5,394
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(6,717)	(7,017)
		$305,844	$(66,731)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $15,527,816.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,405,395.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(12,999) as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $2,338.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

(9)  The average notional amount outstanding for credit default swap contracts was $135,235.

	Multi-Managed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$13,377	Variation margin on futures contracts	$12,967
Credit contracts(9)	Unrealized appreciation on swap contracts	7,735	Unrealized depreciation on swap contracts	8,973
Foreign exchange contracts(3)(5)(7)	Unrealized appreciation on forward foreign currency contracts	56,387	Unrealized depreciation on forward foreign currency contracts	56,292
	Call options purchased, at value	1,391	Call options purchased, at value	—
		$78,890		$78,232

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(61,056)	$(33,615)
Credit contracts(9)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	5,478	(1,238)
Foreign exchange contracts(3)(5)(6)(8)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	187,393	5,790
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(7,532)	(7,599)
		$124,283	$(36,662)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $18,362,603.

(3)  The average notional amount outstanding for forward foreign currency contracts was $2,614,382.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $9,052 as reported in the Portfolio of Investments.

(5)  The average notional amount outstanding for purchased options contracts on currency contracts was $2,577.

(6)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(7)  Purchased options contracts are included in Investments at value (unaffiliated).

(8)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

(9)  The average notional amount outstanding for credit default swap contracts was $133,277.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)(6)(7)(8)(10)	Unrealized appreciation on swap contracts	$11,981	Unrealized depreciation on swap contracts	$—
	Variation margin on futures contracts	44,560	Variation margin on futures contracts	62,203
	Put options purchased, at value	22,430	Put options purchased, at value	—
	Written options contracts, at value	—	Written options contracts, at value	20,952
Interest rate contracts(3)(5)	Variation margin on futures contracts	24,250	Variation margin on futures contracts	23,766
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	320,994	foreign currency contracts	28,657
		$424,215		$135,578

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)(7)(8)(9)(11)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciations (depreciation) on futures contracts and swap contracts	$752,709	$45,461
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(57,849)	(26,423)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts and swap contracts	328,246	(86,559)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,369,991	292,354
		$2,393,097	$224,833

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $24,379,552 and $1,315,983, respectively.

(3)  The average value outstanding for interest rate futures was $28,075,551.

(4)  The average notional amount outstanding for forward currency contracts was $14,033,990.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(107,515) as reported in the Portfolio of Investments.

(6)  The purchased options contracts are included in the cumulative unrealized appreciation (depreciation) of $(34,530) as reported in the Portfolio of Investments.

(7)  The average notional amount outstanding for written options contracts on equity contracts was $9,772.

(8)  The average notional amount outstanding for purchased options contracts on equity contracts was $16,863.

(9)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(10)  Purchased options contracts are included in Investments at value (unaffiliated).

(11)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

	Large Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$8,000

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$159,048	$(5,097)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $1,087,417.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(6,817) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$6,500

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$88,740	$(19,900)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $897,067.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,720) as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,880

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$83,155	$922

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $637,918.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,935 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$1,880

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$116,303	$940

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $721,293.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,953 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$9,720

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts,written options contracts and swap contracts	$156,348	$79,090

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $3,250,687.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $51,248 as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$92,110
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	—	foreign currency contracts	—
		$—		$92,110

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(160,239)	$(139,821)
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	111,157	(111,157)
		$(49,082)	$(250,978)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $7,875,108.

(3)  The average notional amount outstanding for forward foreign currency contracts was $72,604.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(74,521) as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(5)(6)(8)	Variation margin on futures contracts	$161,648	Variation margin on futures contracts	$223,434
	Call and put options purchased, at value	1	Call and put options purchased, at value	—
Credit contracts(3)	Unrealized appreciation on swap contracts	5,533	Unrealized depreciation on swap contracts	56,677
Foreign exchange
contracts(4)(6)(8)	Unrealized appreciation on forward foreign currency contracts	461,493	Unrealized depreciation on forward foreign currency contracts	417,560
	Call and put options purchased, at value	7,398	Call and put options purchased, at value	—
		$636,073		$697,671

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)(5)(6)(7)(9)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$(201,057)	$(28,784)
	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(674,379)	(531,064)
Credit contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(944,662)	52,062
Foreign exchange contracts(4)(6)(7)(9)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1,887,878	62,034
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(58,997)	(52,522)
		$8,783	$(498,274)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $180,644,822.

(3)  The average notional amount outstanding for credit default swap contracts was $37,808,537.

(4)  The average notional amount outstanding for forward foreign currency contracts was $15,029,327.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $74,235 as reported in the Portfolio of Investments.

(6)  The average notional amount outstanding for purchased options contracts on interest rate swap and currency contracts was $60,512 and $19,366, respectively.

(7)  The realized gain/(loss) for purchased options contracts is included in Net realized gain(loss) on investments (unaffiliated).

(8)  Purchased options contracts are included in Investments at value (unaffiliated).

(9)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in change in unrealized appreciaion(depreciation) on investments (unaffiliated).

Real Return Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	$1,577,028	foreign currency contracts	$1,855,134

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$41,786,276	$(280,721)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2015, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $272,560,955.

The following tables set forth the Portfolios' derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of March 31, 2015. The repurchase agreements held by the Portfolios as of March 31, 2015, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios' holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$63	$—	$112	$175	$422	$—	$—	$422	$(247)	$—	$(247)
Barclays Bank PLC	—	—	—	—	714	—	—	714	(714)	—	(714)
BNP Paribas SA	1,167	—	—	1,167	3,981	—	—	3,981	(2,814)	—	(2,814)
Citibank N.A.	2,164	—	—	2,164	3,136	—	—	3,136	(972)	—	(972)
Deutsche Bank AG	129	—	—	129	535	—	—	535	(406)	—	(406)
Goldman Sachs International	1,162	—	242	1,404	718	2,927	—	3,645	(2,241)	—	(2,241)
HSBC Bank USA, N.A.	385	—	—	385	—	—	—	—	385	—	385
JPMorgan Chase Bank	—	—	—	—	616	—	—	616	(616)	—	(616)
Morgan Stanley and Co., Inc.	383	—	—	383	606	—	—	606	(223)	—	(223)
Royal Bank of Canada	—	—	—	—	512	—	—	512	(512)	—	(512)
Standard Chartered Bank	24	—	—	24	—	—	—	—	24	—	24
Toronto Dominion Bank	181	—	—	181	—	—	—	—	181	—	181
UBS AG	3,730	—	—	3,730	82	—	—	82	3,648	—	3,648
Total	$9,388	$—	$354	$9,742	$11,322	$2,927	$—	$14,249	$(4,507)	$—	$(4,507)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Moderate Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$138	$—	$373	$511	$4,125	$—	$—	$4,125	$(3,614)	$—	$(3,614)
Barclays Bank PLC	—	—	—	—	2,142	—	—	2,142	(2,142)	—	(2,142)
BNP Paribas SA	4,102	—	—	4,102	13,908	—	—	13,908	(9,806)	—	(9,806)
Citibank N.A.	8,657	—	—	8,657	13,384	—	—	13,384	(4,727)	—	(4,727)
Deutsche Bank AG	507	—	—	507	1,387	—	—	1,387	(880)	—	(880)
Goldman Sachs International	3,569	—	778	4,347	2,205	7,604	—	9,809	(5,462)	—	(5,462)
HSBC Bank USA, N.A.	1,557	—	—	1,557	—	—	—	—	1,557	—	1,557
JPMorgan Chase Bank	—	—	—	—	1,896	—	—	1,896	(1,896)	—	(1,896)
Morgan Stanley and Co., Inc.	1,287	—	—	1,287	1,935	—	—	1,935	(648)	—	(648)
National Australia Bank Limited	11,999	—	—	11,999	16	—	—	16	11,983	—	11,983
Royal Bank of Canada	—	—	—	—	1,618	—	—	1,618	(1,618)	—	(1,618)
Standard Chartered Bank	78	—	—	78	—	—	—	—	78	—	78
Toronto Dominion Bank	542	—	—	542	—	—	—	—	542	—	542
UBS AG	11,857	—	—	11,857	253	—	—	253	11,604	—	11,604
Total	$44,293	$—	$1,151	$45,444	$42,869	$7,604	$—	$50,473	$(5,029)	$—	$(5,029)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income/Equity Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$1,700	$—	$448	$2,148	$4,536	$—	$—	$4,536	$(2,388)	$—	$(2,388)
Barclays Bank PLC	—	—	—	—	2,550	—	—	2,550	(2,550)	—	(2,550)
BNP Paribas SA	4,507	—	—	4,507	15,556	—	—	15,556	(11,049)	—	(11,049)
Citibank N.A.	8,657	—	—	8,657	13,826	—	—	13,826	(5,169)	—	(5,169)
Deutsche Bank AG	595	—	—	595	1,685	—	—	1,685	(1,090)	—	(1,090)
Goldman Sachs International	4,341	7,735	937	13,013	2,682	9,365	—	12,047	966	—	966
HSBC Bank USA, N.A.	1,829	—	—	1,829	—	—	—	—	1,829	—	1,829
JPMorgan Chase Bank	—	—	—	—	2,915	—	—	2,915	(2,915)	—	(2,915)
Morgan Stanley and Co., Inc.	1,391	—	—	1,391	3,787	—	—	3,787	(2,396)	—	(2,396)
National Australia Bank Limited	14,432	—	—	14,432	663	—	—	663	13,769	—	13,769
Royal Bank of Canada	—	—	—	—	3,421	—	—	3,421	(3,421)	—	(3,421)
Royal Bank of Scotland PLC	—	—	—	—	834	—	—	834	(834)	—	(834)
Standard Chartered Bank	92	—	—	92	—	—	—	—	92	—	92
State Street Bank & Trust Company	—	—	—	—	94	—	—	94	(94)	—	(94)
Toronto Dominion Bank	671	—	—	671	—	—	—	—	671	—	671
UBS AG	15,026	—	—	15,026	308	—	—	308	14,718	—	14,718
Total	$53,241	$7,735	$1,385	$62,361	$52,857	$9,365	$—	$62,222	$139	$—	$139

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Multi-Managed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$1,701	$—	$448	$2,149	$4,404	$—	$—	$4,404	$(2,255)	$—	$(2,255)
Barclays Bank PLC	—	—	—	—	2,652	—	—	2,652	(2,652)	—	(2,652)
BNP Paribas SA	4,520	—	—	4,520	17,057	—	—	17,057	(12,537)	—	(12,537)
Citibank N.A.	10,821	—	—	10,821	15,734	—	—	15,734	(4,913)	—	(4,913)
Deutsche Bank AG	595	—	—	595	1,685	—	—	1,685	(1,090)	—	(1,090)
Goldman Sachs International	4,374	7,735	943	13,052	2,702	8,973	—	11,675	1,377	—	1,377
HSBC Bank USA, N.A.	2,072	—	—	2,072	—	—	—	—	2,072	—	2,072
JPMorgan Chase Bank	—	—	—	—	2,909	—	—	2,909	(2,909)	—	(2,909)
Morgan Stanley and Co., Inc.	1,565	—	—	1,565	3,840	—	—	3,840	(2,275)	—	(2,275)
National Australia Bank Limited	14,432	—	—	14,432	663	—	—	663	13,769	—	13,769
Royal Bank of Canada	—	—	—	—	3,433	—	—	3,433	(3,433)	—	(3,433)
Royal Bank of Scotland PLC	—	—	—	—	818	—	—	818	(818)	—	(818)
Standard Chartered Bank	92	—	—	92	—	—	—	—	92	—	92
State Street Bank & Trust Company	—	—	—	—	94	—	—	94	(94)	—	(94)
Toronto Dominion Bank	671	—	—	671	—	—	—	—	671	—	671
UBS AG	15,544	—	—	15,544	301	—	—	301	15,243	—	15,243
Total	$56,387	$7,735	$1,391	$65,513	$56,292	$8,973	$—	$65,265	$248	$—	$248

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Asset Allocation: Diversified Growth Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$141,595	$—	$22,430	$164,025	$—	$—	$20,952	$20,952	$143,073	$—	$143,073
Barclays Bank PLC	9,054	—	—	9,054	49	—	—	49	9,005	—	9,005
BNP Paribas SA	—	—	—	—	—	—	—	—	—	—	—
Citibank N.A.	9,588	11,981	—	21,569	—	—	—	—	21,569	—	21,569
Credit Suisse AG	—	—	—	—	28,533	—	—	28,533	(28,533)	—	(28,533)
Goldman Sachs International	11,502	—	—	11,502	—	—	—	—	11,502	—	11,502
HSBC Bank USA, N.A.	1,150	—	—	1,150	—	—	—	—	1,150	—	1,150
JPMorgan Chase Bank	93,617	—	—	93,617	—	—	—	—	93,617	—	93,617
State Street Bank & Trust Company	35,065	—	—	35,065	75	—	—	75	34,990	—	34,990
UBS AG	5,721	—	—	5,721	—	—	—	—	5,721	—	5,721
Westpac Banking Corp	13,702	—	—	13,702	—	—	—	—	13,702	—	13,702
Total	$320,994	$11,981	$22,430	$355,405	$28,657	$—	$20,952	$49,609	$305,796	$—	$305,796

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Diversified Fixed Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$19,970	$—	$3,472	$23,442	$34,699	$—	$—	$34,699	$(11,257)	$—	$(11,257)
Barclays Bank PLC	3,876	—	—	3,876	20,298	—	—	20,298	(16,422)	—	(16,422)
BNP Paribas SA	33,864	—	—	33,864	137,332	—	—	137,332	(103,468)	—	(103,468)
Citibank N.A.	85,487	—	—	85,487	98,833	—	—	98,833	(13,346)	—	(13,346)
Deutsche Bank AG	5,400	—	—	5,400	13,848	—	—	13,848	(8,448)	—	(8,448)
Goldman Sachs International	33,527	5,017	3,927	42,471	20,711	27,874	—	48,585	(6,114)	—	(6,114)
HSBC Bank USA, N.A.	4,499	—	—	4,499	—	—	—	—	4,499	—	4,499
JPMorgan Chase Bank	—	—	—	—	22,328	—	—	22,328	(22,328)	—	(22,328)
Morgan Stanley and Co., Inc.	12,762	—	—	12,762	27,795	—	—	27,795	(15,033)	—	(15,033)
National Australia Bank, Ltd.	136,599	—	—	136,599	5,501	—	—	5,501	131,098	—	131,098
Royal Bank of Canada	—	—	—	—	22,492	—	—	22,492	(22,492)	—	(22,492)
Royal Bank of Scotland PLC	3,821	—	—	3,821	6,917	—	—	6,917	(3,096)	—	(3,096)
Standard Chartered Bank	605	—	—	605	—	—	—	—	605	—	605
State Street Bank and Trust Co.	2,065	—	—	2,065	1,034	—	—	1,034	1,031	—	1,031
Toronto Dominion Bank	5,106	—	—	5,106	—	—	—	—	5,106	—	5,106
UBS AG	113,912	—	—	113,912	5,772	—	—	5,772	108,140	—	108,140
Total	$461,493	$5,017	$7,399	$473,909	$417,560	$27,874	$—	$445,434	$28,475	$—	$28,475

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Real Return Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amounts(3)
Bank of America, N.A.	$11,562	$—	$—	$11,562	$—	$—	$—	$—	$11,562	$—	$11,562
Barclays Bank PLC	634,397	—	—	634,397	15,346	—	—	15,346	619,051	—	619,051
Citibank N.A.	34,372	—	—	34,372	—	—	—	—	34,372	—	34,372
Commonwealth Bank of Australia Sydney	179,307	—	—	179,307	28,473	—	—	28,473	150,834	—	150,834
HSBC Bank USA, N.A.	5,222	—	—	5,222	—	—	—	—	5,222	—	5,222
JPMorgan Chase Bank	—	—	—	—	3,988	—	—	3,988	(3,988)	—	(3,988)
Morgan Stanley and Co., Inc.	11,813	—	—	11,813	—	—	—	—	11,813	—	11,813
National Australia Bank, Ltd.	—	—	—	—	618,070	—	—	618,070	(618,070)	—	(618,070)
Royal Bank of Scotland PLC	624,034	—	—	624,034	765,193	—	—	765,193	(141,159)	—	(141,159)
State Street Bank and Trust Co.	—	—	—	—	395,067	—	—	395,067	(395,067)	—	(395,067)
Toronto Dominion Bank	76,321	—	—	76,321	—	—	—	—	76,321	—	76,321
Westpac Banking Corp.	—	—	—	—	28,997	—	—	28,997	(28,997)	—	(28,997)
Total	$1,577,028	$—	$—	$1,577,028	$1,855,134	$—	$—	$1,855,134	$(278,106)	$—	$(278,106)

(1)  Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.

(2)  For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset/liability in the table above.

(3)  Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	1.13%	$680,000
Multi-Managed Moderate Growth	3.92	2,360,000
Multi-Managed Income/Equity	4.31	2,590,000
Multi-Managed Income	3.94	2,370,000
Large Cap Value	3.20	1,925,000
Mid Cap Growth	0.95	570,000
Diversified Fixed Income	22.48	13,520,000
Real Return	26.73	16,075,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated March 31, 2015, bearing interest at a rate of 0.08% per annum, with a principal amount of $60,130,000, a repurchase price of $60,130,134, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	03/21/21	$49,235,700	$50,996,369
U.S. Treasury Notes	1.25	10/31/18	10,318,000	10,411,687

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	1.13%	$680,000
Multi-Managed Moderate Growth	3.93	2,355,000
Multi-Managed Income/Equity	4.31	2,585,000
Multi-Managed Income	3.94	2,365,000
Large Cap Value	3.20	1,920,000
Mid Cap Growth	0.95	570,000
Diversified Fixed Income	22.49	13,485,000
Real Return	26.73	16,030,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated March 31, 2015, bearing interest at a rate of 0.14% per annum, with a principal amount of $59,965,000, a repurchase price of $59,965,233, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.13%	09/30/21	$59,575,000	$61,231,781

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	1.13%	$680,000
Multi-Managed Moderate Growth	3.93	2,355,000
Multi-Managed Income/Equity	4.31	2,585,000
Multi-Managed Income	3.94	2,365,000
Large Cap Value	3.20	1,920,000
Mid Cap Growth	0.95	570,000
Diversified Fixed Income	22.49	13,485,000
Real Return	26.73	16,030,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated March 31, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $59,965,000, a repurchase price of $59,965,167, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.50%	08/31/18	$60,370,000	$61,293,057

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	1.14%	$820,000
Multi-Managed Moderate Growth	3.92	2,810,000
Multi-Managed Income/Equity	4.31	3,085,000
Multi-Managed Income	3.94	2,825,000
Large Cap Value	3.21	2,300,000
Mid Cap Growth	0.96	685,000
Diversified Fixed Income	22.44	16,075,000
Real Return	26.68	19,110,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated March 31, 2015, bearing interest at a rate of 0.15% per annum, with a principal amount of $71,625,000, a repurchase price of $71,625,298, and a maturity date of April 1, 2015. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.25%	08/15/15	$71,465,000	$72,965,050

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland Group PLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	1.13%	$790,000
Multi-Managed Moderate Growth	3.92	2,745,000
Multi-Managed Income/Equity	4.31	3,015,000
Multi-Managed Income	3.95	2,760,000
Large Cap Value	3.20	2,240,000
Mid Cap Growth	0.95	665,000
Diversified Fixed Income	22.49	15,730,000
Real Return	26.73	18,700,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland Group PLC, dated March 31, 2015, bearing interest at a rate of 0.10% per annum, with a principal amount of $69,950,000, a repurchase price of $69,950,194, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	08/15/19	$64,789,000	$71,433,112

As of March 31, 2015, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	0.61%	$1,237,000
Large Cap Value	0.73	1,475,000
Mid Cap Growth	0.32	651,000
Mid Cap Value	0.27	545,000
Small Cap	0.44	893,000
International Equity	1.80	3,657,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $203,102,000, a repurchase price of $203,102,000, and a maturity date of April 1, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/24	$91,160,000	$94,350,600
U.S. Treasury Notes	1.75	03/21/22	112,675,000	112,815,844

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolios' use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. The return earned by a Portfolio with the proceeds of the TBA Roll transaction may not exceed the transaction costs. For the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity,

Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios had realized gains (losses) from mortgage-backed dollar rolls of $174,496, $640,449, $676,064, $733,738, $13,145 and $3,232,532, respectively.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2015, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the Year.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and other countries' tax regulations require that taxes be paid on capital gains realized by a Portfolio.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trust ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2011–2013 or expected to be taken in each Portfolio's 2014 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2011.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	>$250 million	0.84%
	>$500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%

Portfolio	Assets	Management Fees
Multi-Managed Income/Equity	0-$250 million	0.81%
	>$250 million	0.76%
	>$500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	>$250 million	0.72%
	>$500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Stock	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	>$250 million	0.75%
	>$500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	>$250 million	0.80%
	>$500 million	0.75%
International Equity(2)	0-$250 million	0.95%
	>$250 million	0.90%
	>$500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	>$200 million	0.65%
	>$400 million	0.60%
Real Return	0-$500 million	0.60%
	>$500 million	0.55%
Focus Growth	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Focus Value(3)	0-$250 million	1.00%
	>$250 million	0.95%
	>$500 million	0.90%
Allocation Growth,Allocation Moderate Growth,
Allocation Moderate,Allocation Balanced	>0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2015, the amount of advisory fees waived was $156,923.

(2)  Effective December 1, 2014, the Adviser contractually agreed to waive 0.04% of investment advisory fees for the International Equity Portfolio. For the period December 1, 2014 through March 31, 2015 the amount of advisory fees waived was $90,844.

(3)  The Adviser voluntarily agreed, until further notice, to waive 0.05% of investment advisory fees for the Focus Value Portfolio. For the year ended March 31, 2015, the amount of advisory fees waived was $142,498.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth(1)(2)	Janus J.P. Morgan WMC
Multi-Managed Moderate Growth(1)(2)	Janus J.P. Morgan WMC
Multi-Managed Income/Equity(1)(2)	Janus WMC
Multi-Managed Income(1)(2)	Janus WMC
Asset Allocation: Diversified Growth Stock	Putnam Investment Management, LLC T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo T. Rowe Price WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value(2)	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SAAMCo
Small Cap	ClearBridge Investments, LLC ("ClearBridge") J.P. Morgan SAAMCo
International Equity(3)(4)	Janus T. Rowe Price SAAMCo
Diversified Fixed Income	PineBridge WMC
Real Return	WMC
Focus Growth	Janus Marsico Capital Management, LLC ("Marsico")
Focus Value	Northern Trust Investments, N.A. J.P. Morgan
Allocation Growth	Ibbotson Associates, Inc.
Allocation Moderate Growth	Ibbotson Associates, Inc.
Allocation Moderate	Ibbotson Associates, Inc.
Allocation Balanced	Ibbotson Associates, Inc.

(1)  Effective October 24, 2014, PineBridge ceased to be a subadvisor for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios. The assets were reallocated to WMC.

(2)  Effective October 24, 2014, Lord Abbett ceased to be a subadvisor for the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Mid Cap Value Portfolios. The assets for the Multi- Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios were reallocated to Janus. The assets for the Mid Cap Value Portfolio were reallocated to Massachusetts Financial Services Company.

(3)  Effective October 17, 2014, Lord Abbett ceased to be a subadvisor for the International Equity Portfolio. The assets were reallocated to T. Rowe Price.

(4)  Effective October 17, 2014, PineBridge ceased to be a subadvisor for the International Equity Portfolio. The assets were reallocated to SAAMCo.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
Focus Growth	1.30%	1.45%	1.55%
Focus Value	1.30	1.45	1.55

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. As of March 31, 2015, none of the Portfolio's listed above were subject to reimbursement. In addition, none of the Portfolio's had balances subject to recoupment.

The Trust has entered into the Transfer Agency and Services Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of the Variable Annuity Life Insurance Comany ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" sharehodlers and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Serivces provided, pursuant to the agreement. Accordingly, for the year ended March 31, 2015, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2015, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$2,021,499	$7,303,631	$11,104,251	$2,200,087	$8,318,085
Multi-Managed Moderate Growth	4,361,318	11,202,604	16,138,929	4,010,296	11,833,632
Multi-Managed Income/Equity	3,391,481	5,750,159	6,556,885	2,215,266	6,831,847
Multi-Managed Income	2,832,787	2,522,646	3,425,118	1,699,174	3,021,086
Asset Allocation: Diversified Growth	5,576,021	13,131,335	22,489,794	2,466,545	1,087,121
Stock	—	34,289,340	124,597,364	2,826,439	19,464,553
Large Cap Growth	10,773,649	37,625,512	98,798,374	12,217,940	45,368,784
Large Cap Value	24,267,990	38,703,526	108,331,203	9,179,408	1,092,825
Mid Cap Growth	640,809	13,461,364	51,575,281	4,404,870	11,924,052
Mid Cap Value	13,811,029	42,400,564	43,446,716	2,267,834	26,371,431
Small Cap	2,731,766	16,965,986	42,696,971	282,558	9,622,230
International Equity	8,894,137	(55,765,227)	35,889,726	9,608,528	—

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2015
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-term Capital Gains
Diversified Fixed Income	$24,771,192	$6,543,524	$26,701,811	$16,612,708	$—
Real Return	23,607,543	(1,518,621)	(18,970,495)	—	—
Focus Growth	188,686	19,329,499	23,464,663	8,741,723	23,410,320
Focus Value	3,127,987	3,014,072	41,199,965	1,703,245	—
Allocation Growth	1,393,950	(10,616,469)	16,121,322	723,183	—
Allocation Moderate Growth	7,563,752	43,890,397	101,307,271	6,087,464	—
Allocation Moderate	4,415,304	23,414,382	47,495,439	4,082,422	8,872,181
Allocation Balanced	3,490,952	17,983,880	35,518,046	3,569,551	18,601,329

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2014
	Ordinary Income	Long-term Capital Gains
Multi-Managed Growth	$380,702	$1,684,014
Multi-Managed Moderate Growth	2,193,671	6,801,097
Multi-Managed Income/Equity	2,786,503	3,057,696
Multi-Managed Income	2,690,834	1,966,277
Asset Allocation: Diversified Growth	4,018,718	—
Stock	—	11,971,053
Large Cap Growth	2,147,729	12,211,920
Large Cap Value	5,240,158	—
Mid Cap Growth	750,379	3,183,610
Mid Cap Value	1,911,474	—
Small Cap	—	—
International Equity	5,342,865	—
Diversified Fixed Income	18,168,618	2,668,849
Real Return	4,807,007	—
Focus Growth	409,888	11,437,296
Focus Value	1,210,527	—
Allocation Growth	897,006	—
Allocation Moderate Growth	8,702,900	—
Allocation Moderate	5,693,525	—
Allocation Balanced	5,452,829	1,918,672

As of March, 2015, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—
Stock	—	—	—	—	—
Large Cap Growth	—	—	—	—	—
Large Cap Value	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	—

	Capital Loss Carryforward†			Unlimited†
Fund	2017	2018	2019	ST	LT
International Equity	$—	$55,765,227	$—	$—	$—
Diversified Fixed Income	—	—	—	—	—
Real Return	—	—	—	1,518,621	—
Focus Growth	—	—	—	—	—
Focus Value	—	—	—	—	—
Allocation Growth	—	—	10,616,469	—	—
Allocation Moderate Growth	—	—	—	—	—
Allocation Moderate	—	—	—	—	—
Allocation Balanced	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2015.

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	—
Stock	—
Large Cap Growth	—
Large Cap Value	—
Mid Cap Growth	—
Mid Cap Value	—
Small Cap	—
International Equity	16,831,425
Diversified Fixed Income	4,588,732
Real Return	—
Focus Growth	—
Focus Value	11,953,090
Allocation Growth	10,053,088
Allocation Moderate Growth	4,996,512
Allocation Moderate	—
Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2015, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	167,860	—	—

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Large Cap Growth	$—	$—	$—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	—	—
Focus Growth	—	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the period ended March 31, 2015, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, investments in real estate investment trusts, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$(33,453)	$33,453	$—
Multi-Managed Moderate Growth	40,379	(40,379)	—
Multi-Managed Income/Equity	110,569	(110,569)	—
Multi-Managed Income	(74,796)	74,796	—
Asset Allocation: Diversified Growth	2,030,529	(2,750,536)	720,007
Stock	651,051	(651,051)	—
Large Cap Growth	4,658	(4,658)	—
Large Cap Value	(11,173)	11,173	—
Mid Cap Growth	530,774	(530,774)	—
Mid Cap Value	7,240	(7,240)	—
Small Cap	(63)	63	—
International Equity	(162,153)	162,153	—
Diversified Fixed Income	4,587,226	(4,587,226)	—
Real Return	36,857,214	(36,857,214)	—
Focus Growth	801,008	(801,008)	—
Focus Value	—	—	—
Allocation Growth	749,137	(749,137)	—
Allocation Moderate Growth	3,224,787	(3,224,787)	—
Allocation Moderate	1,571,113	(1,571,113)	—
Allocation Balanced	1,143,488	(1,143,488)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$12,090,547	$(980,154)	$11,110,393	$65,464,788
Multi-Managed Moderate Growth	18,156,862	(1,994,154)	16,162,708	140,797,733
Multi-Managed Income/Equity	7,677,281	(1,094,555)	6,582,726	116,235,350
Multi-Managed Income	4,378,661	(924,215)	3,454,446	100,531,010

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Asset Allocation: Diversified Growth	$27,154,730	$(4,668,541)	$22,486,189	$133,933,945
Stock	131,373,921	(6,775,630)	124,598,291	364,937,654
Large Cap Growth	102,989,960	(4,191,588)	98,798,372	355,999,752
Large Cap Value	145,294,635	(36,963,668)	108,330,967	870,417,569
Mid Cap Growth	57,361,621	(5,786,261)	51,575,360	170,660,231
Mid Cap Value	50,744,374	(7,297,655)	43,446,719	297,101,440
Small Cap	53,873,041	(11,176,070)	42,696,971	214,134,173
International Equity	70,089,433	(34,093,151)	35,996,282	672,464,387
Diversified Fixed Income	32,858,195	(5,926,393)	26,931,802	1,163,502,583
Real Return	2,443,077	(21,318,541)	(18,875,464)	703,313,965
Focus Growth	24,437,573	(970,291)	23,467,282	156,538,949
Focus Value	46,919,617	(5,719,748)	41,199,869	290,500,326
Allocation Growth	24,776,172	(8,654,850)	16,121,322	94,753,341
Allocation Moderate Growth	125,091,543	(23,784,272)	101,307,271	504,151,136
Allocation Moderate	64,222,590	(16,727,151)	47,495,439	326,625,396
Allocation Balanced	42,784,297	(7,266,251)	35,518,046	263,516,289

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended March 31, 2015, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$1,099
Multi-Managed Moderate Growth	1,776
Multi-Managed Income/Equity	581
Multi-Managed Income	249
Asset Allocation:Diversified Growth	3,761
Stock	3,417
Large Cap Growth	6,104
Large Cap Value	1,357
Mid Cap Growth	529
Mid Cap Value	8,201
Small Cap	6,097
International Equity	38,178
Focus Growth	6,551
Focus Value	5,596

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2015 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$39,700,482	$48,824,963	$9,523,407	$12,876,845
Multi-Managed Moderate Growth	80,662,947	90,618,623	23,725,380	38,218,948
Multi-Managed Income/Equity	64,156,813	63,721,654	29,619,141	46,883,684
Multi-Managed Income	48,175,357	42,737,244	30,284,454	48,648,784
Asset Allocation:
Diversified Growth	94,037,198	109,634,081	22,967,200	22,647,516
Stock	204,101,642	132,942,831	—	—
Large Cap Growth	182,189,321	199,407,545	—	—
Large Cap Value	452,829,552	222,844,908	—	—

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Mid Cap Growth	$124,287,050	$89,181,077	$—	$—
Mid Cap Value	309,238,853	336,863,433	—	—
Small Cap	120,153,507	92,002,081	195,182	345,000
International Equity	553,390,462	397,582,887	—	—
Diversified Fixed Income	427,786,075	298,743,203	268,237,821	261,211,038
Real Return	235,235,155	168,890,034	531,925,026	537,641,337
Focus Growth	148,193,859	146,219,591	—	—
Focus Value	133,151,848	74,711,770	—	—
Allocation Growth	11,289,838	27,624,807	—	—
Allocation Moderate Growth	40,199,172	126,733,399	—	—
Allocation Moderate	28,201,023	70,501,031	—	—
Allocation Balanced	23,522,401	56,891,839	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,980	$180,440	28,158	$531,144	50,951	$1,022,027	87,604	$1,668,630
Reinvested dividends	103,783	1,879,602	19,673	381,613	185,540	3,358,538	33,968	658,597
Shares redeemed	(108,804)	(2,175,980)	(75,613)	(1,441,827)	(235,457)	(4,720,292)	(241,319)	(4,572,993)
Net increase (decrease)	3,959	$(115,938)	(27,782)	$(529,070)	1,034	$(339,727)	(119,747)	$(2,245,766)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	71,130	$1,408,402	373,939	$7,105,445
Reinvested dividends	292,395	5,280,032	52,945	1,024,506
Shares redeemed	(403,974)	(8,024,763)	(345,286)	(6,584,037)
Net increase (decrease)	(40,449)	$(1,336,329)	81,598	$1,545,914
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,640	$224,848	39,973	$594,738	103,266	$1,569,446	269,160	$4,016,626
Reinvested dividends	107,575	1,533,691	56,509	837,547	413,624	5,890,183	223,330	3,306,510
Shares redeemed	(129,322)	(1,976,886)	(147,422)	(2,219,505)	(595,162)	(9,143,481)	(663,212)	(9,950,707)
Net increase (decrease)	(7,107)	$(218,347)	(50,940)	$(787,220)	(78,272)	$(1,683,852)	(170,722)	$(2,627,571)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	124,635	$1,901,634	1,988,405	$29,840,010
Reinvested dividends	593,223	8,420,054	328,519	4,850,711
Shares redeemed	(1,061,682)	(16,072,667)	(886,889)	(13,295,840)
Net increase (decrease)	(343,824)	$(5,750,979)	1,430,035	$21,394,881
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,878	$302,035	70,844	$893,535	222,347	$2,879,554	429,867	$5,430,286
Reinvested dividends	85,469	1,041,768	52,549	652,821	321,428	3,912,998	202,921	2,517,839
Shares redeemed	(114,922)	(1,486,648)	(145,490)	(1,864,907)	(616,078)	(7,919,161)	(993,280)	(12,704,034)
Net increase (decrease)	(5,575)	$(142,845)	(22,097)	$(318,551)	(72,303)	$(1,126,609)	(360,492)	$(4,755,909)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	125,569	$1,603,482	1,789,061	$22,743,209
Reinvested dividends	337,203	4,092,347	216,016	2,673,539
Shares redeemed	(680,329)	(8,681,048)	(676,068)	(8,597,610)
Net increase (decrease)	(217,557)	$(2,985,219)	1,329,009	$16,819,138
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,392	$343,474	85,315	$1,035,345	211,432	$2,571,369	342,737	$4,150,755
Reinvested dividends	49,424	583,729	49,752	587,298	176,110	2,077,223	165,455	1,950,548
Shares redeemed	(131,239)	(1,611,571)	(183,343)	(2,235,048)	(497,543)	(6,089,517)	(870,551)	(10,666,627)
Net increase (decrease)	(53,423)	$(684,368)	(48,276)	$(612,405)	(110,001)	$(1,440,925)	(362,359)	$(4,565,324)
	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	217,534	$2,640,333	1,537,572	$18,721,422
Reinvested dividends	175,095	2,059,308	180,246	2,119,265
Shares redeemed	(595,191)	(7,254,596)	(897,211)	(10,901,072)
Net increase (decrease)	(202,562)	$(2,554,955)	820,607	$9,939,615

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,587	$293,977	22,809	$270,917	207,919	$2,798,827	249,814	$2,975,970
Reinvested dividends	41,169	543,318	48,371	599,064	124,352	1,641,165	148,469	1,838,654
Shares redeemed	(257,458)	(3,473,848)	(323,948)	(3,925,040)	(981,832)	(13,193,004)	(1,558,200)	(18,823,795)
Net increase (decrease)	(194,702)	$(2,636,553)	(252,768)	$(3,055,059)	(649,561)	$(8,753,012)	(1,159,917)	$(14,009,171)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	217,505	$2,922,293	302,400	$3,635,313
Reinvested dividends	103,897	1,369,183	127,861	1,581,000
Shares redeemed	(967,535)	(12,957,183)	(1,370,326)	(16,574,488)
Net increase (decrease)	(646,133)	$(8,665,707)	(940,065)	$(11,358,175)
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,144,974	$99,295,575	4,505,300	$95,310,314	73,405	$1,727,489	164,865	$3,474,907
Reinvested dividends	718,011	16,764,477	338,812	7,587,924	125,388	2,881,721	102,665	2,268,496
Shares redeemed	(147,147)	(3,551,583)	(234,483)	(4,972,314)	(540,506)	(12,789,877)	(989,748)	(20,692,862)
Net increase (decrease)	4,715,838	$112,508,469	4,609,629	$97,925,924	(341,713)	$(8,180,667)	(722,218)	$(14,949,459)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	73,233	$1,702,995	191,957	$4,054,218
Reinvested dividends	116,169	2,644,794	96,463	2,114,633
Shares redeemed	(535,322)	(12,534,818)	(896,586)	(18,673,698)
Net increase (decrease)	(345,920)	$(8,187,029)	(608,166)	$(12,504,847)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,940,045	$55,740,209	7,824,591	$99,646,259	149,093	$2,059,997	121,732	$1,508,031
Reinvested dividends	1,996,294	25,935,853	381,553	5,045,603	439,265	5,616,191	130,197	1,698,072
Shares redeemed	(1,787,690)	(24,704,123)	(74,945)	(951,470)	(624,994)	(8,633,272)	(745,206)	(9,406,791)
Net increase (decrease)	4,148,649	$56,971,939	8,131,199	$103,740,392	(36,636)	$(957,084)	(493,277)	$(6,200,688)

	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	535,196	$7,155,200	1,590,472	$21,100,849
Reinvested dividends	2,051,981	26,034,680	587,866	7,615,974
Shares redeemed	(3,831,400)	(53,934,036)	(4,819,778)	(60,065,992)
Net increase (decrease)	(1,244,223)	$(20,744,156)	(2,641,440)	$(31,349,169)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,707,296	$246,803,617	15,608,820	$232,915,826	98,291	$1,639,913	132,136	$1,933,634
Reinvested dividends	439,370	7,291,208	191,177	2,951,318	24,125	400,022	21,611	333,341
Shares redeemed	(25,415)	(426,930)	(92,335)	(1,348,996)	(408,549)	(6,859,811)	(597,402)	(8,821,199)
Net increase (decrease)	15,121,251	$253,667,895	15,707,662	$234,518,148	(286,133)	$(4,819,876)	(443,655)	$(6,554,224)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	692,445	$11,732,589	1,027,482	$15,634,210
Reinvested dividends	155,876	2,581,003	126,946	1,955,499
Shares redeemed	(2,336,649)	(38,950,669)	(2,943,443)	(43,264,105)
Net increase (decrease)	(1,488,328)	$(24,637,077)	(1,789,015)	$(25,674,396)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,497,628	$43,322,487	2,647,893	$41,708,351	29,428	$499,766	81,447	$1,237,406
Reinvested dividends	575,089	9,414,815	105,477	1,708,693	141,724	2,248,411	51,209	807,179
Shares redeemed	(41,504)	(720,678)	(65,015)	(1,011,986)	(388,925)	(6,496,273)	(326,957)	(4,987,218)
Net increase (decrease)	3,031,213	$52,016,624	2,688,355	$42,405,058	(217,773)	$(3,748,096)	(194,301)	$(2,942,633)
	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	637,898	$10,503,311	266,214	$3,698,028
Reinvested dividends	299,313	4,665,696	91,339	1,418,117
Shares redeemed	(834,030)	(13,758,033)	(1,460,789)	(22,282,666)
Net increase (decrease)	103,181	$1,410,974	(1,103,236)	$(17,166,521)

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,421,179	$70,483,247	4,563,643	$83,336,740	49,476	$1,008,975	100,274	$1,763,653
Reinvested dividends	779,538	14,972,682	49,759	941,689	157,880	3,026,774	11,467	216,624
Shares redeemed	(2,859,654)	(60,632,318)	(44,563)	(803,851)	(335,604)	(6,895,127)	(417,588)	(7,608,498)
Net increase (decrease)	1,341,063	$24,823,611	4,568,839	$83,474,578	(128,248)	$(2,859,378)	(305,847)	$(5,628,221)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	214,139	$4,424,016	238,186	$4,031,005
Reinvested dividends	555,835	10,639,809	39,947	753,161
Shares redeemed	(1,803,554)	(36,758,229)	(3,374,874)	(62,688,562)
Net increase (decrease)	(1,033,580)	$(21,694,404)	(3,096,741)	$(57,904,396)
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,171,401	$43,840,980	4,345,536	$55,344,436	63,231	$851,827	135,111	$1,644,573
Reinvested dividends	404,249	5,341,454	—	—	75,030	970,381	—	—
Shares redeemed	(17,066)	(233,944)	(34,553)	(432,758)	(424,338)	(5,734,674)	(508,389)	(6,267,399)
Net increase (decrease)	3,558,584	$48,948,490	4,310,983	$54,911,678	(286,077)	$(3,912,466)	(373,278)	$(4,622,826)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	212,957	$2,826,443	417,337	$5,079,544
Reinvested dividends	281,640	3,592,953	—	—
Shares redeemed	(1,392,285)	(18,565,384)	(1,966,047)	(23,482,699)
Net increase (decrease)	(897,688)	$(12,145,988)	(1,548,710)	$(18,403,155)
	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,393,870	$154,914,285	16,323,493	$139,739,575	377,495	$3,284,884	185,778	$1,604,961
Reinvested dividends	693,739	5,776,920	274,879	2,426,311	46,282	386,060	33,768	298,507
Shares redeemed	(31,282)	(274,996)	(76,998)	(655,441)	(528,527)	(4,690,797)	(715,551)	(6,126,549)
Net increase (decrease)	18,056,327	$160,416,209	16,521,374	$141,510,445	(104,750)	$(1,019,853)	(496,005)	$(4,223,081)

	International Equity Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	4,500,464	$38,760,997	719,810	$5,818,156
Reinvested dividends	414,285	3,445,548	297,073	2,618,047
Shares redeemed	(4,237,238)	(37,814,095)	(9,248,969)	(80,428,794)
Net increase (decrease)	677,511	$4,392,450	(8,232,086)	$(71,992,591)
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,964,756	$212,046,997	21,403,727	$249,655,971	341,964	$4,025,795	358,058	$4,151,760
Reinvested dividends	846,906	9,947,864	782,316	8,895,334	53,267	625,050	94,411	1,072,209
Shares redeemed	(38,343)	(451,579)	(155,463)	(1,826,891)	(754,495)	(8,885,475)	(1,220,989)	(14,231,552)
Net increase (decrease)	18,773,319	$221,543,282	22,030,580	$256,724,414	(359,264)	$(4,234,630)	(768,520)	$(9,007,583)
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,068,545	$12,515,498	4,503,652	$52,728,124
Reinvested dividends	517,030	6,039,794	961,466	10,869,924
Shares redeemed	(7,813,052)	(91,733,897)	(6,965,930)	(80,321,907)
Net increase (decrease)	(6,227,477)	$(73,178,605)	(1,500,812)	$(16,723,859)
	Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,804,049	$67,331,060	10,272,397	$101,558,388	7,596,940	$74,800,257	13,814,673	$135,404,896
Reinvested dividends	—	—	142,266	1,377,753	—	—	354,883	3,429,254
Shares redeemed	(5,108,234)	(50,000,000)	(31,358)	(307,745)	(5,100,444)	(50,263,341)	(7,706,927)	(75,904,176)
Net increase (decrease)	1,695,815	$17,331,060	10,383,305	$102,628,396	2,496,496	$24,536,916	6,462,629	$62,929,974
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,074,244	$24,517,854	2,604,257	$29,219,013	36,179	$408,167	75,712	$886,406
Reinvested dividends	1,684,756	17,354,199	393,181	4,556,661	650,661	6,502,484	244,946	2,774,180
Shares redeemed	(24,660)	(301,543)	(1,407,594)	(15,314,663)	(633,961)	(7,387,400)	(773,794)	(8,602,655)
Net increase (decrease)	3,734,340	$41,570,510	1,589,844	$18,461,011	52,879	$(476,749)	(453,136)	$(4,942,069)

	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	152,686	$1,759,679	49,809	$559,341
Reinvested dividends	844,740	8,295,360	404,038	4,516,343
Shares redeemed	(1,916,164)	(22,337,182)	(3,836,171)	(40,389,224)
Net increase (decrease)	(918,738)	$(12,282,143)	(3,382,324)	$(35,313,540)
	Focus Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2015		For the year ended March 31, 2014		For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,177,294	$88,734,755	6,719,671	$100,707,966	42,203	$720,556	37,541	$555,191
Reinvested dividends	87,158	1,508,667	60,995	953,133	4,567	78,996	6,575	102,643
Shares redeemed	(722,041)	(12,000,000)	—	—	(237,597)	(4,053,080)	(274,406)	(4,088,230)
Net increase (decrease)	4,542,411	$78,243,422	6,780,666	$101,661,099	(190,827)	$(3,253,528)	(230,290)	$(3,430,396)
	Focus Value Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	61,832	$1,055,493	79,306	$1,158,792
Reinvested dividends	6,696	115,582	9,934	154,751
Shares redeemed	(595,387)	(10,209,750)	(1,515,773)	(21,389,236)
Net increase (decrease)	(526,859)	$(9,038,675)	(1,426,533)	$(20,075,693)
	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	841,817	$10,812,371	858,553	$9,941,970
Reinvested dividends	57,064	723,183	74,207	897,006
Shares redeemed	(2,102,258)	(27,036,286)	(2,435,162)	(28,362,747)
Net increase (decrease)	(1,203,377)	$(15,500,732)	(1,502,402)	$(17,523,771)
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,264,111	$16,993,435	2,338,762	$28,953,080
Reinvested dividends	460,089	6,087,464	686,143	8,702,900
Shares redeemed	(7,643,711)	(102,438,133)	(12,116,785)	(150,629,323)
Net increase (decrease)	(5,919,511)	$(79,357,234)	(9,091,880)	$(112,973,343)

	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,550,960	$20,017,339	2,234,294	$26,939,618
Reinvested dividends	1,031,978	12,954,603	461,480	5,693,525
Shares redeemed	(4,767,478)	(61,625,086)	(5,854,545)	(71,183,675)
Net increase (decrease)	(2,184,540)	$(28,653,144)	(3,158,771)	$(38,550,532)
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2015		For the year ended March 31, 2014
	Shares	Amount	Shares	Amount
Shares sold	1,773,609	$22,709,838	1,990,418	$24,426,619
Reinvested dividends	1,838,181	22,170,880	596,891	7,371,501
Shares redeemed	(4,359,868)	(55,576,510)	(5,407,589)	(66,388,749)
Net increase (decrease)	(748,078)	$(10,695,792)	(2,820,280)	$(34,590,629)

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers For the year ended March 31, 2015:

Portfolio	Goldman Sachs & Co.	J.P.Morgan Clearing Corp.	J.P.Morgan Securities, Inc.
Multi-Managed Growth	$—	$651	$—
Multi-Managed Moderate Growth	—	878	—
Large Cap Growth	254	—	—
Mid Cap Value	29,435	—	—
Focus Value	—	—	34

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the year ended March 31, 2015, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
AIG Common Stock	$23,708	$—	$2,097,469	$609,109	$191,669	$85,858	$120,597	$2,721,364

Mid Cap Growth Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Allied World Assurance Co. Holdings AG	$161	$—	$19,090	$616	$21,567	$6,169	$(4,308)	$—

Mid Cap Value Portfolio

Security	Net Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Allied World Assurance Co. Holdings AG	$4,613	$—	$91,736	$731,012	$701,281	$13,768	$7,377	$142,612

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$275,277	$2,589,359	$369,672	$1,728,453	$380,770	$(435,785)	$1,175,563
Focus Value Portfolio, Class 3	6,489	—	2,137,535	24,472	407,904	202,686	(15,143)	1,941,646
Large Cap Growth Portfolio, Class 3	22,089	2,353,903	19,443,686	3,931,771	5,827,239	2,970,565	(2,520,067)	17,998,716
Large Cap Value Portfolio, Class 3	203,004	28,988	24,264,303	1,455,551	3,519,297	1,916,469	(538,984)	23,578,042
Mid Cap Growth Portfolio, Class 3	—	423,597	3,823,431	1,879,809	1,148,216	411,648	(214,919)	4,751,753
Mid Cap Value Portfolio, Class 3	62,098	973,479	13,015,118	1,173,603	3,459,703	1,160,331	(956,362)	10,932,987
Multi-Managed Growth Portfolio, Class 3	7,890	495,619	3,576,061	573,455	700,731	31,748	(138,436)	3,342,097
Small Cap Portfolio, Class 3	—	355,507	9,626,119	969,880	2,507,970	1,137,988	(1,071,300)	8,154,717
Diversified Fixed Income Portfolio, Class 3	170,177	—	12,411,849	1,381,290	3,589,442	(65,960)	419,364	10,557,101
International Equity Portfolio, Class 3	373,065	—	28,400,233	5,281,517	4,735,852	(56,550)	(447,307)	28,442,041
	$844,812	$4,906,370	$119,287,694	$17,041,020	$27,624,807	$8,089,695	$(5,918,939)	$110,874,663

Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$1,179,349	$10,960,565	$1,195,201	$5,864,661	$1,280,655	$(1,539,591)	$6,032,169
Focus Value Portfolio, Class 3	29,842	—	10,013,038	39,027	1,842,866	947,305	(73,435)	9,083,069
Large Cap Growth Portfolio, Class 3	91,282	9,727,521	81,115,934	11,572,545	20,082,987	9,515,787	(7,654,277)	74,467,002
Large Cap Value Portfolio, Class 3	891,430	127,292	111,193,013	7,514,968	14,516,286	6,092,435	88,015	110,372,145
Mid Cap Growth Portfolio, Class 3	—	1,631,146	14,366,634	7,106,226	3,938,023	1,463,422	(682,318)	18,315,941
Mid Cap Value Portfolio, Class 3	245,155	3,843,168	52,838,915	4,112,846	14,949,383	4,997,612	(4,116,784)	42,883,206
Multi-Managed Moderate Growth Portfolio, Class 3	145,735	2,617,343	26,026,130	2,765,159	7,120,563	(55,514)	(326,803)	21,288,409
Small Cap Portfolio, Class 3	—	1,327,166	37,444,117	1,451,213	6,977,306	4,143,725	(3,864,647)	32,197,102
Diversified Fixed Income Portfolio, Class 3	2,239,452	—	174,460,016	4,037,479	33,186,217	959,095	3,969,177	150,239,550
Real Return Portfolio, Class 3	—	—	15,442,782	9,052,416	2,111,929	382,077	(79,143)	22,686,203
International Equity Portfolio, Class 3	1,533,151	—	118,883,971	16,981,124	16,143,178	3,916,350	(5,744,656)	117,893,611
	$5,176,047	$20,452,985	$652,745,115	$65,828,204	$126,733,399	$33,642,949	$(20,024,462)	$605,458,407

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$548,561	$5,679,795	$631,775	$3,420,277	$837,027	$(921,999)	$2,806,321
Focus Value Portfolio, Class 3	15,416	—	6,064,342	26,677	1,906,047	977,460	(489,089)	4,673,343
Large Cap Growth Portfolio, Class 3	52,473	5,591,763	46,110,798	7,162,330	11,168,438	6,112,435	(5,032,686)	43,184,439
Large Cap Value Portfolio, Class 3	538,791	76,937	66,144,104	2,516,137	7,222,768	2,445,777	1,279,702	65,162,952
Mid Cap Growth Portfolio, Class 3	—	594,343	4,825,072	3,047,518	1,506,084	528,714	(264,429)	6,630,791
Mid Cap Value Portfolio, Class 3	121,617	1,906,525	24,999,508	2,739,181	6,385,149	2,109,526	(1,696,963)	21,766,103
Small Cap Portfolio, Class 3	—	814,726	20,033,220	1,339,750	2,619,815	1,599,067	(1,347,292)	19,004,930
Diversified Fixed Income Portfolio, Class 3	1,670,393	—	126,559,756	6,005,213	23,121,538	484,066	3,130,787	113,058,284
Multi-Managed Income/Equity, Class 3	215,297	1,339,403	18,688,495	1,579,878	3,221,140	(22,896)	(162,820)	16,861,517
Real Return Portfolio, Class 3	—	—	17,846,785	7,269,942	3,149,529	87,675	255,414	22,310,287
International Equity Portfolio, Class 3	750,035	—	56,141,753	10,118,902	6,780,246	2,659,582	(3,478,123)	58,661,868
	$3,364,022	$10,872,258	$393,093,628	$42,437,303	$70,501,031	$17,818,433	$(8,727,498)	$374,120,835

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2014	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2015
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$446,438	$3,789,712	$521,003	$1,962,054	$470,419	$(578,867)	$2,240,213
Focus Value Portfolio, Class 3	12,504	—	4,847,472	59,412	1,573,946	552,362	(158,570)	3,726,730
Large Cap Growth Portfolio, Class 3	41,514	4,423,916	35,333,960	5,290,454	8,051,105	3,518,036	(2,731,167)	33,360,178
Large Cap Value Portfolio, Class 3	429,659	61,353	52,830,660	1,601,925	7,170,660	3,895,859	(888,701)	50,269,083
Mid Cap Growth Portfolio, Class 3	—	279,379	3,100,046	585,443	797,481	294,356	(168,640)	3,013,724
Mid Cap Value Portfolio, Class 3	78,535	1,231,152	14,415,276	2,947,821	3,943,725	1,327,229	(1,136,408)	13,610,193
Small Cap Portfolio, Class 3	—	376,961	8,905,436	1,143,200	1,129,654	362,853	(219,715)	9,062,120
Diversified Fixed Income Portfolio, Class 3	1,550,873	—	118,743,982	5,025,382	22,510,066	1,511,164	1,868,226	104,638,688
Multi-Managed Income Portfolio, Class 3	202,254	581,267	14,194,509	885,134	1,584,619	(9,704)	34,212	13,519,532
Real Return Portfolio, Class 3	—	—	24,413,258	8,434,896	4,041,227	93,142	367,784	29,267,853
International Equity Portfolio, Class 3	469,093	—	33,744,861	7,212,628	4,127,302	903,092	(1,407,258)	36,326,021
	$2,784,432	$7,400,466	$314,319,172	$33,707,298	$56,891,839	$12,918,808	$(5,019,104)	$299,034,335

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2015, each Managed Allocation Portfolio held less than 18% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the

Managed Allocation Portfolios, in the aggregate, held less than 38% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

At March 31, 2015, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Diversified Fixed Income	Allocation Moderate Growth Portfolio	14%
International Equity	Allocation Moderate Growth Portfolio	16%
Large Cap Growth	Allocation Moderate Growth Portfolio	17%
Large Cap Value	Allocation Moderate Growth Portfolio	11%
Mid Cap Growth	Allocation Moderate Growth Portfolio	9%
Mid Cap Value	Allocation Moderate Growth Portfolio	13%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	15%
Small Cap	Allocation Moderate Growth Portfolio	13%
Diversified Fixed Income	Allocation Moderate Portfolio	10%
International Equity	Allocation Moderate Portfolio	8%
Large Cap Growth	Allocation Moderate Portfolio	10%
Large Cap Value	Allocation Moderate Portfolio	7%
Mid Cap Value	Allocation Moderate Portfolio	6%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	8%
Diversified Fixed Income	Allocation Balanced Portfolio	10%
International Equity	Allocation Balanced Portfolio	5%
Large Cap Growth	Allocation Balanced Portfolio	7%
Large Cap Value	Allocation Balanced Portfolio	5%
Multi-Managed Income	Allocation Balanced Portfolio	16%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	51%
Focus Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	56%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	52%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	42%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	23%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	34%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	39%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	28%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	21%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	38%
Stock	SunAmerica Series Trust - SunAmerica Dynamic Allocation Portfolio	74%
Focus Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	32%
Diversified Fixed Income	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	8%
International Equity	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	16%
Large Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	23%
Large Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	34%
Mid Cap Growth	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	21%
Mid Cap Value	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	27%
Real Return	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	6%
Small Cap	SunAmerica Series Trust - SunAmerica Dynamic Strategy Portfolio	17%

Note 9.  Investment Concentration: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio. At March 31, 2015, the International Equity Portfolio had 19.4% and 18.8% of its net assets invested in equity securities domiciled in the United Kingdom and Japan, respectively.

The Portfolios may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolio's concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At March 31, 2015, the Portfolios had 15.5%, 25.2%, 31.2% and 17.1%, respectively, of their net assets invested in such securities.

Note 10.  Line of Credit: The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit, both of which are included in other expenses on the Statements of Operations. Prior to September 30, 2014, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit and there was no closing fee on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2015, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	94	$499	$139,821	1.36%
Multi-Managed Moderate Growth	80	727	239,232	1.36
Multi-Managed Income/Equity	44	361	215,362	1.37
Multi-Managed Income	13	115	231,906	1.37
Asset Allocation: Diversified Growth	2	27	356,712	1.38
Large Cap Growth	32	660	551,356	1.35
Mid Cap Growth	4	11	75,269	1.38
Mid Cap Value	3	189	1,634,733	1.39
International Equity	6	154	677,673	1.37
Diversified Fixed Income	4	503	3,355,124	1.35
Focus Growth	23	597	692,571	1.35
Allocation Growth	209	1,060	134,138	1.36
Allocation Moderate Growth	343	4,735	366,306	1.36
Allocation Moderate	288	2,453	225,693	1.36
Allocation Balanced	280	2,244	212,355	1.36

As of March 31, 2015, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Growth	$387,537
Multi-Managed Moderate Growth	884,304
Multi-Managed Income/Equity	621,260
Multi-Managed Income	324,838
Allocation Moderate Growth	221,387
Allocation Balanced	138,691

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2015, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Stock	$—	$488,723	$(131,284)
Large Cap Value	696,317	116,586	47,726
Mid Cap Growth	33,210	—	—
Mid Cap Value	116,316	188,885	27,846
International Equity	—	131,846	1,085

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2015, none of the Portfolios participated in this program.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/11	$14.50	$0.11	$1.61	$1.72	$(0.12)	$—	$(0.12)	$16.10	11.89%	$14,861	1.24%	0.72%	90%
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	(0.15)	16.80	5.36	12,830	1.29	0.55	67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	(0.10)	17.76	6.37	12,124	1.31	0.56	85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	(0.58)	20.16	16.90	13,202	1.28	0.43	80
03/31/15	20.16	0.13	2.19	2.32	(0.10)	(3.07)	(3.17)	19.31	12.54	12,718	1.17	0.62	67
Multi-Managed Growth Portfolio Class 2
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	(0.09)	16.07	11.64	32,548	1.39	0.57	90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	(0.12)	16.78	5.23	27,093	1.44	0.40	67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	(0.55)	20.15	16.73	24,035	1.43	0.28	80
03/31/15	20.15	0.10	2.18	2.28	(0.07)	(3.07)	(3.14)	19.29	12.31	23,033	1.32	0.47	67
Multi-Managed Growth Portfolio Class 3
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	(0.08)	16.04	11.51	39,232	1.49	0.47	90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	(0.10)	16.75	5.14	34,327	1.54	0.30	67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	(0.54)	20.10	16.58	38,236	1.52	0.19	80
03/31/15	20.10	0.07	2.19	2.26	(0.05)	(3.07)	(3.12)	19.24	12.23	35,817	1.42	0.37	67

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Multi-Managed Growth Portfolio Class 1	0.01%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Growth Portfolio Class 2	0.01	0.00	0.00	0.01	0.00
Multi-Managed Growth Portfolio Class 3	0.01	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/11	$13.35	$0.19	$1.16	$1.35	$(0.25)	$—	$(0.25)	$14.45	10.19%	$18,213	1.06%	1.37%	90%
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	(0.82)	14.38	5.69	15,621	1.09	1.12	61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	(0.80)	14.44	6.28	13,546	1.11	0.97	90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	(0.97)	15.35	13.24	13,622	1.09	0.78	74
03/31/15	15.35	0.15	1.39	1.54	(0.13)	(1.71)	(1.84)	15.05	10.74	13,247	1.02	0.98	71
Multi-Managed Moderate Growth Portfolio Class 2
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	(0.23)	14.42	10.10	75,501	1.21	1.22	90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	(0.79)	14.35	5.48	62,180	1.24	0.97	61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	(0.78)	14.42	6.17	54,283	1.26	0.82	90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	(0.95)	15.33	13.08	55,102	1.24	0.63	74
03/31/15	15.33	0.13	1.38	1.51	(0.11)	(1.71)	(1.82)	15.02	10.51	52,837	1.17	0.83	71
Multi-Managed Moderate Growth Portfolio Class 3
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	(0.22)	14.39	9.88	65,288	1.31	1.11	90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	(0.78)	14.33	5.46	56,421	1.34	0.87	61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	(0.76)	14.39	6.01	53,393	1.36	0.72	90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	(0.94)	15.28	12.95	78,568	1.33	0.54	74
03/31/15	15.28	0.11	1.39	1.50	(0.10)	(1.71)	(1.81)	14.97	10.46	71,822	1.27	0.73	71

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/11	$12.07	$0.31	$0.55	$0.86	$(0.41)	$—	$(0.41)	$12.52	7.19%	$14,049	1.04%	2.47%	70%
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	(0.60)	12.72	6.67	12,468	1.09	2.18	51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	(0.89)	12.69	6.95	12,352	1.09	1.70	60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	(0.72)	12.79	6.65	12,165	1.05	1.35	77
03/31/15	12.79	0.19	0.82	1.01	(0.19)	(1.00)	(1.19)	12.61	8.20	11,927	1.00	1.45	86
Multi-Managed Income/Equity Portfolio Class 2
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	(0.39)	12.49	7.02	64,537	1.20	2.32	70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	(0.57)	12.69	6.48	55,328	1.24	2.04	51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	(0.86)	12.67	6.86	50,239	1.24	1.55	60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	(0.70)	12.77	6.48	46,030	1.20	1.20	77
03/31/15	12.77	0.17	0.82	0.99	(0.17)	(1.00)	(1.17)	12.59	8.03	44,486	1.15	1.31	86
Multi-Managed Income/Equity Portfolio Class 3
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	(0.38)	12.47	6.95	40,736	1.30	2.21	70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	(0.56)	12.67	6.37	35,247	1.34	1.94	51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	(0.85)	12.65	6.76	32,130	1.34	1.45	60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	(0.70)	12.73	6.33	49,269	1.29	1.09	77
03/31/15	12.73	0.16	0.82	0.98	(0.16)	(1.00)	(1.16)	12.55	7.98	45,831	1.25	1.21	86

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Asset Value end of period	Net Total Return**	Assets end of period (000's)	Net Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/11	$12.16	$0.35	$0.36	$0.71	$(0.37)	$—	$(0.37)	$12.50	5.87%	$13,524	1.05%	2.81%	74%
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	(0.79)	12.53	6.90	11,911	1.08	2.38	53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	(0.89)	12.39	6.09	11,480	1.08	1.81	56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	(0.67)	12.10	3.20	10,622	1.05	1.59	63
03/31/15	12.10	0.22	0.53	0.75	(0.22)	(0.53)	(0.75)	12.10	6.30	9,975	1.00	1.81	87
Multi-Managed Income Portfolio Class 2
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	(0.35)	12.47	5.72	51,560	1.20	2.65	74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	(0.77)	12.51	6.79	47,469	1.23	2.23	53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	(0.87)	12.37	5.93	42,792	1.23	1.66	56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	(0.65)	12.08	3.02	37,405	1.21	1.44	63
03/31/15	12.08	0.20	0.53	0.73	(0.20)	(0.53)	(0.73)	12.08	6.13	36,076	1.15	1.65	87
Multi-Managed Income Portfolio Class 3
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	(0.34)	12.45	5.56	33,572	1.30	2.55	74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	(0.76)	12.49	6.71	32,770	1.33	2.12	53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	(0.86)	12.35	5.83	29,548	1.33	1.56	56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	(0.65)	12.04	2.84	38,707	1.29	1.32	63
03/31/15	12.04	0.19	0.52	0.71	(0.18)	(0.53)	(0.71)	12.04	6.06	36,255	1.25	1.55	87

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/11	$9.18	$0.16	$1.10	$1.26	$(0.30)	$—	$(0.30)	$10.14	13.94%		$27,916	1.03%	1.70%	94%
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	(0.21)	10.30	3.93	(3)	24,385	1.04	1.88	89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	(0.24)	11.25	11.77		22,692	1.05	1.90	67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	(0.33)	12.98	18.43		22,898	1.01	1.63	61
03/31/15	12.98	0.18	1.17	1.35	(0.24)	(0.10)	(0.34)	13.99	10.56		21,958	0.99	1.36	79
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	(0.28)	10.12	13.65		102,159	1.18	1.55	94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	(0.20)	10.29	3.84	(3)	87,601	1.19	1.73	89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	(0.22)	11.24	11.58		77,266	1.20	1.75	67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	(0.31)	12.97	18.26		74,099	1.16	1.48	61
03/31/15	12.97	0.16	1.17	1.33	(0.22)	(0.10)	(0.32)	13.98	10.39		70,798	1.14	1.21	79
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	(0.28)	10.11	13.71		82,330	1.28	1.44	94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	(0.19)	10.27	3.64	(3)	73,205	1.28	1.63	89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	(0.21)	11.22	11.50		67,530	1.30	1.65	67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	(0.30)	12.95	18.18		65,734	1.26	1.38	61
03/31/15	12.95	0.15	1.17	1.32	(0.21)	(0.10)	(0.31)	13.96	10.28		61,850	1.24	1.11	79

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/11	$13.32	$(0.03)	$2.37	$2.34	$—	$—	$—	$15.66	17.57%	$22,716	0.96%	(0.20)%	37%
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	17.45	11.43	19,750	0.96	(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	18.68	7.05	107,950	0.94	0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	(0.85)	22.86	27.01	237,515	0.91	(0.23)	36
03/31/15	22.86	(0.03)	3.70	3.67	—	(1.25)	(1.25)	25.28	16.53	381,906	0.88	(0.15)	32
Stock Portfolio Class 2
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	15.52	17.40	80,763	1.11	(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
03/31/15	22.55	(0.07)	3.65	3.58	—	(1.25)	(1.25)	24.88	16.36	55,803	1.03	(0.30)	32
Stock Portfolio Class 3
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	15.44	17.24	67,066	1.21	(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36
03/31/15	22.36	(0.09)	3.62	3.53	—	(1.25)	(1.25)	24.64	16.27	50,706	1.13	(0.40)	32

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/11	$9.06	$0.05	$0.99	(2)	$1.04	$(0.03)	$—	$(0.03)	$10.07	11.45%	$5,452	0.90%	0.52%	29%
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	(0.05)	11.04	10.17	8,552	0.90	0.54	52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	(0.45)	11.66	10.06	39,935	0.89	0.90	31
03/31/14	11.66	0.06	2.55		2.61	(0.08)	(0.47)	(0.55)	13.72	22.60	158,516	0.85	0.47	69
03/31/15	13.72	0.08	2.07		2.15	(0.06)	(2.01)	(2.07)	13.80	16.61	216,793	0.84	0.57	43
Large Cap Growth Portfolio Class 2
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	(0.01)	9.93	11.12	56,822	1.05	0.38	29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	(0.43)	11.50	9.90	41,043	1.04	0.66	31
03/31/14	11.50	0.04	2.51		2.55	(0.06)	(0.47)	(0.53)	13.52	22.38	41,595	1.01	0.32	69
03/31/15	13.52	0.06	2.04		2.10	(0.03)	(2.01)	(2.04)	13.58	16.52	41,272	0.98	0.41	43
Large Cap Growth Portfolio Class 3
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	(0.01)	9.86	10.99	243,321	1.15	0.18	29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	(0.42)	11.42	9.76	210,063	1.14	0.57	31
03/31/14	11.42	0.03	2.50		2.53	(0.05)	(0.47)	(0.52)	13.43	22.31	211,518	1.11	0.22	69
03/31/15	13.43	0.04	2.03		2.07	(0.02)	(2.01)	(2.03)	13.47	16.35	195,439	1.08	0.31	43

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.01	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.01	0.00

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/11	$10.42	$0.16	$1.37	$1.53	$(0.19)	$—	$(0.19)	$11.76	14.89%	$5,894	0.89%	1.47%	43%
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	(0.17)	12.00	3.70	12,598	0.89	1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	(0.17)	13.63	15.18	117,872	0.88	1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	(0.15)	16.10	19.27	392,153	0.82	1.87	31
03/31/15	16.10	0.25	0.90	1.15	(0.19)	(0.02)	(0.21)	17.04	7.16	672,766	0.79	1.55	27
Large Cap Value Portfolio Class 2
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	(0.18)	11.74	14.74	50,646	1.04	1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
03/31/15	16.08	0.23	0.89	1.12	(0.16)	(0.02)	(0.18)	17.02	7.00	36,827	0.94	1.39	27
Large Cap Value Portfolio Class 3
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	(0.17)	11.72	14.57	271,347	1.14	1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
03/31/15	16.05	0.22	0.88	1.10	(0.14)	(0.02)	(0.16)	16.99	6.91	271,186	1.04	1.29	27
Mid Cap Growth Portfolio Class 1
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	13.03	27.12	6,342	1.12	(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	(0.48)	14.16	11.66	30,299	1.07	0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
03/31/15	17.09	(0.02)	2.21	2.19	—	(1.42)	(1.42)	17.86	13.56	140,381	0.94	(0.13)	48
Mid Cap Growth Portfolio Class 2
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	12.75	26.99	41,667	1.27	(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
03/31/15	16.62	(0.05)	2.15	2.10	—	(1.42)	(1.42)	17.30	13.40	28,242	1.09	(0.29)	48
Mid Cap Growth Portfolio Class 3
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	12.60	26.76	54,902	1.37	(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55
03/31/15	16.37	(0.06)	2.11	2.05	—	(1.42)	(1.42)	17.00	13.30	53,768	1.19	(0.38)	48

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/11	$11.87	$0.09	$2.61	$2.70	$(0.10)	$—	$(0.10)	$14.47	22.82%		$5,208	1.05%	0.75%	76%
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	(0.08)	14.35	(0.19)		9,565	1.01	0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	(0.09)	16.81	17.86		59,774	0.99	1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	(0.14)	20.20	21.05		164,147	0.93	0.98	68
03/31/15	20.20	0.13	1.99	2.12	(0.18)	(1.72)	(1.90)	20.42	11.09		193,319	0.91	0.64	95
Mid Cap Value Portfolio Class 2
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	(0.08)	14.43	22.62		47,947	1.20	0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	(0.06)	16.78	17.77		35,708	1.14	0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	(0.11)	20.16	20.86		36,743	1.08	0.72	68
03/31/15	20.16	0.09	1.99	2.08	(0.14)	(1.72)	(1.86)	20.38	10.93		34,526	1.06	0.45	95
Mid Cap Value Portfolio Class 3
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	(0.07)	14.41	22.56		123,827	1.30	0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	(0.06)	16.74	17.61		163,073	1.24	0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	(0.09)	20.11	20.71		133,694	1.18	0.60	68
03/31/15	20.11	0.07	1.99	2.06	(0.11)	(1.72)	(1.83)	20.34	10.83		114,177	1.16	0.34	95
Small Cap Portfolio Class 1
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	10.25	25.61		3,055	1.03	0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	11.21	10.12		27,441	1.05	0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	14.10	25.78		95,264	0.99	0.37	41
03/31/15	14.10	0.06	0.71	0.77	(0.03)	(0.56)	(0.59)	14.28	5.78		147,337	0.94	0.46	40
Small Cap Portfolio Class 2
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	10.08	25.53		36,628	1.18	(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	10.99	10.01		25,992	1.20	(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	13.80	25.57		27,478	1.15	0.14	41
03/31/15	13.80	0.03	0.71	0.74	(0.01)	(0.56)	(0.57)	13.97	5.65		23,823	1.09	0.25	40
Small Cap Portfolio Class 3
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	9.98	25.38		165,340	1.28	(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	10.86	9.92		93,909	1.30	(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	13.62	25.41		96,671	1.25	0.04	41
03/31/15	13.62	0.02	0.70	0.72	—	(0.56)	(0.56)	13.78	5.60		85,401	1.19	0.15	40

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Mid Cap Value Class 1	0.01%	0.00%	0.00%	0.00%	0.00%
Mid Cap Value Class 2	0.01	0.01	0.00	0.00	0.00
Mid Cap Value Class 3	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 1	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.01	0.00	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.01	0.00	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/11	$7.40	$0.11	$0.70	$0.81	$(0.12)	$—	$(0.12)	$8.09	11.10%	$4,734	1.11	%(1)	1.43	%(1)	81%
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
03/31/15	9.01	0.14	(0.20)	(0.06)	(0.14)	—	(0.14)	8.81	(0.62)	421,202	0.99	(1)(2)	1.58	(1)(2)	64
International Equity Portfolio Class 2
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
03/31/15	9.01	0.13	(0.20)	(0.07)	(0.12)	—	(0.12)	8.82	(0.68)	28,805	1.13	(1)(2)	1.46	(1)(2)	64
International Equity Portfolio Class 3
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
03/31/15	8.98	0.12	(0.20)	(0.08)	(0.11)	—	(0.11)	8.79	(0.80)	266,271	1.23	(1)(2)	1.35	(1)(2)	64
Diversified Fixed Income Portfolio Class 1
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
03/31/15	11.58	0.22	0.33	0.55	(0.21)	—	(0.21)	11.92	4.75	637,855	0.69		1.92		56
Diversified Fixed Income Portfolio Class 2
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
03/31/15	11.56	0.21	0.32	0.53	(0.19)	—	(0.19)	11.90	4.58	38,732	0.84		1.78		56
Diversified Fixed Income Portfolio Class 3
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88
03/31/15	11.51	0.20	0.31	0.51	(0.17)	—	(0.17)	11.85	4.48	405,074	0.94		1.68		56

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
International Equity Portfolio Class 1	0.00%	0.00%	0.01%	0.01%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.01	0.01	0.01
International Equity Portfolio Class 3	0.00	0.00	0.01	0.01	0.01

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
International Equity Portfolio Class 1	—%	—%	—%	—%	0.01%
International Equity Portfolio Class 2	—	—	—	—	0.01
International Equity Portfolio Class 3	—	—	—	—	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(1)	0.38	%(1)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
03/31/15	9.74	(0.09)	0.29	0.20	—	—	—	9.94	2.05	189,273	0.64		(0.95)		128
Real Return Portfolio Class 3
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
03/31/15	9.71	(0.09)	0.26	0.17	—	—	—	9.88	1.75	499,722	0.89		(0.92)		128

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  @  Commencement of operations.

  (1)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/11	$8.24	$(0.01)	$2.39	(1)	$2.38	$—	$—	$—	$10.62	28.88%	$3,028	1.14%	(0.06)%	210%
03/31/12	10.62	(0.02)	(0.15)		(0.17)	(0.01)	(0.44)	(0.45)	10.00	(1.06)	6,514	1.12	(0.19)	143
03/31/13	10.00	0.01	0.31		0.32	—	(0.05)	(0.05)	10.27	3.19	44,125	1.11	0.13	157
03/31/14	10.27	(0.03)	2.53		2.50	—	(0.90)	(0.90)	11.87	24.53	69,895	1.08	(0.31)	88
03/31/15	11.87	(0.04)	1.29		1.25	—	(2.37)	(2.37)	10.75	11.44	103,468	1.07	(0.36)	90
Focus Growth Portfolio Class 2
03/31/11	8.12	(0.01)	2.33	(1)	2.32	—	—	—	10.44	28.57	63,685	1.28	(0.12)	210
03/31/12	10.44	(0.03)	(0.15)		(0.18)	(0.01)	(0.44)	(0.45)	9.81	(1.21)	47,737	1.26	(0.32)	143
03/31/13	9.81	(0.00)	0.30		0.30	—	(0.05)	(0.05)	10.06	3.05	37,000	1.27	(0.05)	157
03/31/14	10.06	(0.05)	2.49		2.44	—	(0.90)	(0.90)	11.60	24.44	37,394	1.23	(0.46)	88
03/31/15	11.60	(0.06)	1.26		1.20	—	(2.37)	(2.37)	10.43	11.28	34,180	1.22	(0.52)	90
Focus Growth Portfolio Class 3
03/31/11	8.05	(0.02)	2.32	(1)	2.30	—	—	—	10.35	28.57	101,121	1.38	(0.22)	210
03/31/12	10.35	(0.04)	(0.15)		(0.19)	(0.01)	(0.44)	(0.45)	9.71	(1.34)	98,806	1.37	(0.41)	143
03/31/13	9.71	(0.01)	0.30		0.29	—	(0.05)	(0.05)	9.95	2.98	82,957	1.37	(0.14)	157
03/31/14	9.95	(0.06)	2.45		2.39	—	(0.90)	(0.90)	11.44	24.20	56,736	1.33	(0.56)	88
03/31/15	11.44	(0.07)	1.24		1.17	—	(2.37)	(2.37)	10.24	11.15	41,389	1.32	(0.62)	90

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.00%	0.00%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.00	0.00
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
03/31/15	16.45	0.19	1.48	1.67	(0.11)	—	(0.11)	18.01	10.17	276,585	1.00	(3)	1.14	(3)	28
Focus Value Portfolio Class 2
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
03/31/15	16.42	0.17	1.48	1.65	(0.08)	—	(0.08)	17.99	10.06	17,357	1.15	(3)	0.97	(3)	28
Focus Value Portfolio Class 3
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73
03/31/15	16.38	0.15	1.48	1.63	(0.06)	—	(0.06)	17.95	9.95	34,399	1.25	(3)	0.86	(3)	28

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Focus Value Portfolio Class 1	—%	0.00%	0.01%	0.01%	0.00%
Focus Value Portfolio Class 2	0.01	0.01	0.01	0.01	0.00
Focus Value Portfolio Class 3	0.01	0.01	0.01	0.01	0.00

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/11	03/31/12	03/31/13	03/31/14	03/31/15
Focus Value Portfolio Class 1	—%	—%	—%	0.03%	0.05%
Focus Value Portfolio Class 2	—	—	—	0.02	0.05
Focus Value Portfolio Class 3	—	—	—	0.02	0.05

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/11	$8.86	$0.07	$1.25	$1.32	$(0.10)	$—	$(0.10)	$10.08	14.94%	$137,529	0.17%	0.77%	23%
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	(0.08)	9.88	(1.13)	122,826	0.17	0.73	23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	(0.08)	10.82	10.45	119,359	0.18	0.65	7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	(0.09)	12.52	16.57	119,271	0.16	0.50	12
03/31/15	12.52	0.07	0.80	0.87	(0.08)	—	(0.08)	13.31	6.99	110,769	0.17	0.56	10
Allocation Moderate Growth Portfolio Class 3
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	(0.15)	10.94	12.93	667,862	0.14	1.13	17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	(0.11)	10.92	0.88	692,049	0.13	1.03	22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	(0.12)	11.80	9.26	695,486	0.13	0.97	5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	(0.17)	13.09	12.39	652,267	0.13	0.69	9
03/31/15	13.09	0.09	0.74	0.83	(0.14)	—	(0.14)	13.78	6.35	605,233	0.13	0.70	6
Allocation Moderate Portfolio Class 3
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	(0.18)	10.76	11.81	328,627	0.15	1.27	13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	(0.11)	10.87	2.09	387,252	0.14	1.09	19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	(0.12)	11.67	8.54	397,818	0.14	1.10	7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	(0.18)	12.70	10.41	392,796	0.13	0.78	13
03/31/15	12.70	0.10	0.66	0.76	(0.14)	(0.31)	(0.45)	13.01	6.15	373,985	0.14	0.74	7
Allocation Balanced Portfolio Class 3
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	(0.20)	10.90	10.37	243,028	0.16	1.49	10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	(0.12)	11.22	4.15	302,034	0.15	1.16	13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	(0.12)	11.98	7.91	330,689	0.14	1.27	10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	(0.30)	12.68	8.37	314,279	0.13	0.83	14
03/31/15	12.68	0.10	0.62	0.72	(0.15)	(0.81)	(0.96)	12.44	5.93	299,059	0.14	0.77	8

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2015 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
May 28, 2015

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS
March 31, 2015 (unaudited)

At a meeting held on October 8, 2014, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management LLC ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): BofA Advisors, LLC ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates, Inc. ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and Wellington Management Company LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve such Advisory Contracts. Those factors included:

(1) the requirements of the Trust in the areas of investment supervisory and administrative services;

(2) the nature, extent and quality of the investment advisory and administrative services provided by SAAMCo, including a review of the investment performance of the Trust;

(3) the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4) the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(5) the organizational capability and financial condition of the Adviser and Subadvisers and their affiliates;

(6) the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(7) the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the organization, capability, and financial condition of the Adviser and the Subadvisers, (b) the historical relationship between the Trust and SAAMCo; (c) the possibility that services of the type required by the Trust might be better obtained from other organizations; (d) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (e) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust's advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable, (respectively, the "Expense Group/Universe" and the "Subadvisor Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered expenses and performance of SAAMCo and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Trust's Portfolios that they manage.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SAAMCo and each of the Subadvisers. In making its evaluation, the Board considered that SAAMCo acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios' assets, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of certain Portfolios' assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple managers and ensuring that the Subadvisers' styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SAAMCo monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SAAMCo that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SAAMCo's investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SAAMCo with records concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser's history, structure and size, and investment experience. The Board considered the Subadvisers' personnel that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SAAMCo's staff and each of the Subadviser's staff who is responsible for providing investment management services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios' prospectus.

The Board also reviewed and considered SAAMCo's and each Subadviser's compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SAAMCo's and the Subadvisers' risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SAAMCo's or the Subadvisers' ability to provide services to the Trust.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SAAMCo and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios' fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of their Expense Group/Universes for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises.

The Trustees noted that expense information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception, and its one-, three-, and five-year periods ended June 30, 2014 from Lipper and performance information as of June 30, 2014 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolios' overall performance, performance relative to each Portfolio's relevant benchmark and Morningstar peer group and each Subadviser's performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios' fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Lipper and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio's most recent fiscal year end, which may vary among the Portfolio's Expense Group/Universe. The Board considered management's discussion of the Trust's multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to the Portfolio but that it promotes greater performance consistency within the Portfolio's investment objective/strategy.

•  Allocation Balanced Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

  The Board considered that the Portfolio underperformed relative to the median of its Performance Group/Universe for the one-, three-, and five-year periods and also underperformed relative to its Lipper peer index for the one-, three-, and five-year periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

•  Allocation Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Universe.

  The Board considered that the Portfolio underperformed relative to the median of its Performance Group for the three- and five-year periods and performed at the median of its Performance Group for the one-year period. The Board also considered that the Portfolio underperformed relative to the median of its Performance Universe for the one-, three- and five-year periods and underperformed its Lipper peer index during the same periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Allocation Moderate Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe. It was also noted that the Portfolio's actual total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the median of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was below the medians of its Performance Group/Universe during the same periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Allocation Moderate Growth Portfolio (subadvised by Ibbotson). The Board considered that the Portfolio's actual advisory fees were below the medians of its Expense Group/Universe and that its total expenses were above the medians of its Expense Group/Universe. The Board also considered that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. It was also noted that the Portfolio underperformed relative to the median of its Performance Group/Universe during the same periods. It was noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Asset Allocation: Diversified Growth Portfolio (subadvised by Putnam). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board considered that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board noted that SAAMCo and Putnam each agreed to waive 10 basis points of the advisory and subadvisory fees, respectively. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through an insurance product separate account.

  The Board considered that the Portfolio outperformed relative to the medians of its Performance Group/Universe for the one-, three-, and five-year periods and outperformed its Lipper peer index during the same periods. The Board concluded that the Portfolio's performance was satisfactory in light of management's discussion and all other factors considered.

•  Cash Management Portfolio (subadvised by BofA Advisors). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also considered that the voluntary expense limitations of 0.45%, 0.60% and 0.70% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. It was noted that the Portfolio does not have a

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

stable net asset value ("NAV"). The Board considered that the Portfolio is not directly comparable to its Lipper peer groups/universes since most of its peers attempt to maintain a stable NAV of $1.00 per share. The Board also took into account management's discussion of the Portfolio's performance versus its benchmark, the 3-Month T-Bill, management's continued monitoring, and concluded that the Portfolio's performance was being addressed.

•  Diversified Fixed Income Portfolio (subadvised by PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

  The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three-, and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also considered that the Adviser reallocated the directly managed component of the Portfolio among the Subadvisers in 2013 as part of a restructuring of the Portfolio. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Focus Growth Portfolio (subadvised by Janus and Marsico). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for the Portfolio's Class 1, Class 2 and Class 3 shares, respectively, would continue for another year. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expenses Group/Universe.

  The Board also considered that the Portfolio was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed its Lipper peer index for the same periods. It was noted that management has subjected the Portfolio to heightened monitoring and that management is closely monitoring one of the Subadvisers. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Focus Value Portfolio (subadvised by J.P. Morgan and Northern Trust). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board noted that SAAMCo agreed to waive 5 basis points of the advisory fees. It was also noted that the Portfolio's aggregate subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also considered that the voluntary expense limitations of 1.30%, 1.45% and 1.55% for Class 1, Class 2 and Class 3 shares, respectively, would continue for another year.

  The Board also considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board also considered that the Adviser reallocated assets in 2013 as part of a restructuring of the Portfolio. The Board also noted that management has subjected the Portfolio to heightened monitoring. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered

•  International Equity Portfolio (subadvised by PineBridge, Janus and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board considered that SAAMCo agreed to waive 4 basis points of the advisory fee.

  The Board considered that the Portfolio underperformed its Lipper peer index and was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management is closely monitoring one of the Subadvisers. The Board

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Large Cap Growth Portfolio (advised/subadvised by SAAMCo, GSAM and Janus). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio outperformed its Lipper peer index for the three-year period and underperformed its Lipper peer index for the one- and five-year periods. The Board also considered that performance was below the median of its Performance Group for the one-, three- and five-year periods. The Board noted that performance was above the median of the Portfolio's Performance Universe for the one- and three-year period and below the median for the five-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. The Board concluded that the Portfolio's performance is satisfactory in light of all factors considered.

•  Large Cap Value Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was below the median of its Performance Group/Universe for the one- and three-year periods and above the median for the five-year period. The Board considered that the Portfolio is managed by multiple Subadvisers. It was noted that management has subjected the Portfolio to heightened monitoring and that management is closely monitoring the two Subadvisers. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Mid Cap Growth Portfolio (advised/subadvised by SAAMCo, T. Rowe Price and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the median of its Expense Universe. The Board also noted that the Portfolio's actual advisory fees were at the median of its Expenses Group and total expenses were above the median of its Expense Group. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Universe.

  The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also noted that performance was below the median of the Performance Group for the one-year period and above the median of the Performance Group for the three- and five-year periods. The Board also noted that performance was above the median of the Performance Universe for the one-, three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

•  Mid Cap Value Portfolio (advised/subadvised by SAAMCo, GSAM and Lord Abbett). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was below the medians of the Portfolio's Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that the two Subadvisers have been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

•  Multi-Managed Growth Portfolio (components subadvised by Janus, Lord Abbett, PineBridge, J.P. Morgan, and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were slightly above the median of its Subadvisor Expense Group and above the median of its Subadviser Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was above the median of the Portfolio's Performance Group for the one- and five-year periods and below the median for the three-year period. The Board further noted that performance was above the median of the Portfolio's Performance Universe for the one-year period and below the median for the three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Income Portfolio (components subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expense were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its Lipper peer index for the one- and three-year periods. The Board also noted that performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Income/Equity Portfolio (components subadvised by Janus, Lord Abbett, PineBridge and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were below the median of its Subadvisor Expense Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

  The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was at the median of the Portfolio's Performance Group for the one-, three- and five-year periods. The Board further noted that performance was above the median of the Portfolio's Performance Universe for the same periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Multi-Managed Moderate Growth Portfolio (components subadvised by Janus, Lord Abbett, PineBridge, J.P. Morgan and Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board considered management's report that the Portfolio is not available on a stand-alone basis, and that, as a multi-fund strategy, its costs reflect the additional expenses of multi-manager asset allocation and administration.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

  The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that performance was above the median of the Portfolio's Performance Peer Group for the one-year period and below the median of the Portfolio's Performance Peer Group for the three- and five-year periods The Board also noted that performance was above the median of the Performance Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers and that one Subadviser has been subjected to heightened monitoring by management due to performance. The Board concluded that the Portfolio's performance was being addressed in light of management's discussion and all other factors considered.

•  Real Return Portfolio (subadvised by Wellington). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's aggregate subadvisory fee was at the median for the Subadviser Expense Group and were below the median of the Subadvisor Expense Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed the medians of the Portfolio's Performance Group/Universe for the one-, three- and five-year periods. The Board considered management's discussion of the Portfolio's performance and concluded that management is addressing the Portfolio's performance.

•  Small Cap Portfolio (advised/subadvised by SAAMCo, J.P. Morgan, and ClearBridge). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. The Board additionally noted that the Portfolio's aggregate subadvisory fees were below the medians of its Subadvisor Expense Group/Universe.

  The Board considered that the Portfolio underperformed its Lipper peer index and that the Portfolio's performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board considered that the Portfolio has multiple Subadvisers, including a new Subadviser, which was hired in 2013. The Board considered management's discussions and concluded that the Portfolio's performance was being addressed.

•  Stock Portfolio (subadvised by T. Rowe Price). The Board considered that the Portfolio's actual advisory fees and total expenses were above the medians of its Expense Group/Universe. In addition, the Board noted that the Portfolio's subadvisory fees were above the median of its Subadviser Expense Universe and at the median of its Subadviser Expense Group. The Board considered management's report that the Portfolio is not available on a stand-alone basis and is only offered through the "Strategies" offered through the insurance product.

  The Board considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods. The Board also considered that the Portfolio's performance was above the median of its Performance Universe for the one-, three- and five-year periods. It was also noted that the Portfolio's performance was at the median of its Performance Group for the one-year period and above the median for the three- and five-year periods. The Board concluded that the Portfolio's performance has been satisfactory in light of all factors considered.

Cost of Services & Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies"). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SAAMCo, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. Finally, the Board considered that the Life Companies receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of SunAmerica Capital Services, Inc., an affiliate of SAAMCo) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SAAMCo or the Subadvisers.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale. The Board received information related to SAAMCo's profitability with respect to the services it provides to the Trust's Portfolios. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolios of the Trust to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. Pursuant to additional Administrative Services Agreements between SAAMCo and each of AGL and USLIC, SAAMCo pays a fee to each insurer and in return each insurer provides certain administrative, recordkeeping, accounting and similar such services to the Portfolios as they relate to the insurer's participants owning interest in Trust shares. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SAAMCo out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SAAMCo has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SAAMCo, the Trust is able to share common resources and may share certain expenses, which could result in the Portfolio experiencing lower expenses than they otherwise would achieve if the Trust was a stand-alone entity. The Board considered that management believed that the Portfolios' existing fee schedules and the fee schedules for those Portfolios which management proposed reductions or waivers reflect the economics of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SAAMCo in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AND SUBADVISORY CONTRACTS — (unaudited) (continued)

not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers' profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers' management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts. The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SAAMCo and the Subadvisers as discussed above. The Board considered that SAAMCo pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of any officers of the Trust who are employees of SAAMCo. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions. In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SAAMCo and the Subadvisers possess the capability and resources to perform the duties required of it under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name, Address and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 70	Trustee	2007-	Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	60	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 75	Trustee	2001-	Present	Owner and President, Landmark Capital, Inc. (1973-Present)	60	Director, Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 66	Trustee	2006-	Present	Retired Partner, KPMG, LLP and Managing Director, Bearingpoint, Inc. (formerly KPMG Consulting)(2003-Present)	60	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 70	Trustee	2001-	Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present)	60

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (2002-Present); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (2004-Present); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age 83	Trustee	1997-	Present	Retired, Brokerage Executive (1992-Present).	60	Director, Bowl America Inc. (1997-Present).
Bruce G. Willison Age: 66	Trustee and Chairman	2001-	Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010).	60

Director , GrandPoint Bank (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. ( internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-Present).

Interested Trustee
Peter A. Harbeck(4) Age: 61	Trustee	2014-	Present	President, CEO and Director, SAAMCo (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present); Chairman, Advisor Group, Inc. (2004-Present).	137	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name, Address and Age†	Position Held With Trust	Length of Time Served		Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer
Officers
John T. Genoy Age: 45	President	2007-	Present	Chief Financial Officer and Director, SAAMCo (2002-Present); Senior Vice President, SAAMCo (2003-Present); Chief Operating Officer, SAAMCo (2006-Present).	N/A	N/A
Gregory R. Kingston Age: 49	Treasurer	2014-	Present	Vice President, SAAMCo (2001-2014); Head of Mutual Fund Administration (2014-Present).	N/A	N/A
Gregory N. Bressler Age: 48	Vice President and Assistant Secretary	2005-	Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 58	Vice President and Chief Compliance Officer	2011-	Present

Vice President, SAAMCo (2011-Present); Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006-Present); Deputy General Counsel and Secretary, VALIC and WNL (2007-Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-Present).

					N/A	N/A
Nori L. Gabert Age: 61	Vice President and Secretary	2005-	Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Matthew J. Hackethal Age: 43	Anti-Money Laundering Compliance Officer	2006-	Present	Chief Compliance Officer, SAAMCo (2007-Present);	N/A	N/A
Shawn Parry Age: 42	Vice President and Assistant Treasurer	2005-	Present	Assistant Vice President, SAAMCo (2005-2014); Vice President, SAAMCo (2014-Present)	N/A	N/A
Donna McManus Age: 54	Vice President and Assistant Treasurer	2014-	Present	Vice President, SAAMCo (2014-Present); Managing Director, BNY Mellon (2009-2014)	N/A	N/A

†  The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualified.

(2)  The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the Trust (20 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Series Trust (40 portfolios), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Interested Trustee, as defined within the Investment Company Act of 1940, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2015.

During the year ended March 31, 2015, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$3.17	$0.10	$0.59	$2.48	25.56%
Multi-Managed Growth - Class 2	3.14	0.07	0.59	2.48	25.56
Multi-Managed Growth - Class 3	3.12	0.05	0.59	2.48	25.56
Multi-Managed Moderate Growth - Class 1	1.84	0.13	0.35	1.36	21.93
Multi-Managed Moderate Growth - Class 2	1.82	0.11	0.35	1.36	21.93
Multi-Managed Moderate Growth - Class 3	1.81	0.10	0.35	1.36	21.93
Multi-Managed Income/Equity - Class 1	1.19	0.19	0.12	0.88	19.67
Multi-Managed Income/Equity - Class 2	1.17	0.17	0.12	0.88	19.67
Multi-Managed Income/Equity - Class 3	1.16	0.16	0.12	0.88	19.67
Multi-Managed Income - Class 1	0.75	0.22	0.07	0.46	11.65
Multi-Managed Income - Class 2	0.73	0.20	0.07	0.46	11.65
Multi-Managed Income - Class 3	0.71	0.18	0.07	0.46	11.65
Asset Allocation: Diversified Growth - Class 1	0.34	0.24	—	0.10	69.31
Asset Allocation: Diversified Growth - Class 2	0.32	0.22	—	0.10	69.31
Asset Allocation: Diversified Growth - Class 3	0.31	0.21	—	0.10	69.31
Stock - Class 1	1.25	—	0.16	1.09	59.45
Stock - Class 2	1.25	—	0.16	1.09	59.45
Stock - Class 3	1.25	—	0.16	1.09	59.45
Large Cap Growth - Class 1	2.07	0.06	0.40	1.61	32.22
Large Cap Growth - Class 2	2.04	0.03	0.40	1.61	32.22
Large Cap Growth - Class 3	2.03	0.02	0.40	1.61	32.22
Large Cap Value - Class 1	0.21	0.19	—	0.02	100.00
Large Cap Value - Class 2	0.18	0.16	—	0.02	100.00
Large Cap Value - Class 3	0.16	0.14	—	0.02	100.00
Mid Cap Growth - Class 1	1.42	—	0.38	1.04	21.24
Mid Cap Growth - Class 2	1.42	—	0.38	1.04	21.24
Mid Cap Growth - Class 3	1.42	—	0.38	1.04	21.24
Mid Cap Value - Class 1	1.90	0.18	—	1.72	100.00
Mid Cap Value - Class 2	1.86	0.14	—	1.72	100.00
Mid Cap Value - Class 3	1.83	0.11	—	1.72	100.00
Small Cap - Class 1	0.59	0.03	—	0.56	100.00
Small Cap - Class 2	0.57	0.01	—	0.56	100.00
Small Cap - Class 3	0.56	—	—	0.56	100.00
International Equity - Class 1	0.14	0.14	—	—	0.00
International Equity - Class 2	0.12	0.12	—	—	0.00
International Equity - Class 3	0.11	0.11	—	—	0.00
Diversified Fixed Income - Class 1	0.21	0.21	—	—	0.30
Diversified Fixed Income - Class 2	0.19	0.19	—	—	0.30
Diversified Fixed Income - Class 3	0.17	0.17	—	—	0.30
Real Return - Class 1	—	—	—	—	—
Real Return - Class 3	—	—	—	—	—

	Total Dividends	Net Investment Income	Net Short-term Capital Gains*	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Focus Growth - Class 1	$2.37	$—	$0.64	$1.73	9.07%
Focus Growth - Class 2	2.37	—	0.64	1.73	9.07
Focus Growth - Class 3	2.37	—	0.64	1.73	9.07
Focus Value - Class 1	0.11	0.11	—	—	100.00
Focus Value - Class 2	0.08	0.08	—	—	100.00
Focus Value - Class 3	0.06	0.06	—	—	100.00
Allocation Growth - Class 3	0.08	0.08	—	—	49.11
Allocation Moderate Growth - Class 3	0.14	0.14	—	—	27.79
Allocation Moderate - Class 3	0.45	0.14	—	0.31	23.24
Allocation Balanced - Class 3	0.96	0.15	0.00	0.81	19.64

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2015 were $991,830, $41,209, $169,355, $82,850 and $51,817 respectively. The foreign source income information reporting is $17,458,270, $364,313, $1,497,183, $732,440 and $458,087 respectively.

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SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)
To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 20 investment portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

Seasons Focused Portfolios

15.  Focus Growth Portfolio

16.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

17.  Allocation Growth Portfolio

18.  Allocation Moderate Growth Portfolio

19.  Allocation Moderate Portfolio

20.  Allocation Balanced Portfolio

Asset allocations for each Strategy, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2015. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	12.54%	12.31%	12.23%
5-Year	10.53%	10.35%	10.24%
10-Year	8.25%	8.09%	7.98%
Since Inception	8.39%	3.86%	8.84%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Growth Portfolio — Class 1

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of 12.54% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index and a 9.84% gain for the blended benchmark, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

The Portfolio allocates its assets among three distinct components. The managed components include a fixed income component, a growth component, and a small cap growth component. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by PineBridge Investments LLC was eliminated as of October 24, 2014 and assets were moved to Wellington Management Company LLP.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by PineBridge Investments LLC from April 1, 2014 to October 24, 2014, an average overweight allocation to high yield over the course of the year negatively impacted performance. The average allocation to investment grade credit was close to the index weight during the period and did not have a material impact on relative performance. Security selection within investment grade credit contributed positively. Within securitized, an overweight allocation helped the Portfolio's performance as did security selection within the sector.

Within the Portfolio component managed by Wellington Management Company LLP, sector allocation was the top detractor from relative performance during the period. Allocations to non-U.S. dollar and high yield securities detracted from relative performance. U.S. Government securities detracted on a relative basis, driven primarily by inflation positioning. Duration and yield curve positioning was also a detractor from relative results during the period. Partially offsetting these negative results was security selection, which contributed positively to relative performance during the period. Agency MBS pass-through positioning and security selection within investment grade corporates, particularly in industrials and financials, was additive to relative results.

The Portfolio component managed by Lord, Abbett & Co. LLC was eliminated as of October 24, 2014 and assets were moved to Janus Capital Management LLC.

Within the Portfolio component managed by Lord, Abbett & Co. LLC from April 1, 2014 to October 24, 2014, underweight positions in the relatively strong performing materials and consumer staples sectors detracted from relative performance. Stock selection within the information technology and industrials sectors also detracted. Within the information technology sector, shares of NCR Corp. declined after management reported lighter than expected revenue for the third quarter. Within the industrials sector, shares of Terex Corp. also fell due to a weak second quarter earnings report. Despite the weak stock selection in the information technology sector, the overweight allocation to this sector contributed to performance. In addition, the overweight position in the health care sector, and stock selection within the health care and materials sectors contributed positively. Shares of HCA Holdings Inc. were buoyed by a solid second quarter earnings report that highlighted increased Medicaid revenue. Within the materials sector, shares of United States Steel Co. climbed following strong operating results in the second quarter.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was attributed to selection of health care and technology stocks. The Portfolio's holdings in telecommunications detracted from relative results. Electronic device giant Apple, Inc. was the largest contributor to performance. Within the health care sector, Pharmacyclics, Inc. also aided outperformance. The two leading individual detractors from performance, Noble Energy, Inc. and Core Laboratories NV, are components of the energy sector. During the period, both positions were exited. During the period, opened positions included Amgen, Inc., Mallinckrodt PLC and Bristol Myers Squibb Co., while Gilead Sciences, Inc., Fedex Corp. and Kimberly Clark Corp. were among the largest positions exited.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., outperformance for the period was largely due to stock selection in the pharmaceutical and industrial cyclical sectors. At the stock level, Centene Corp. and Puma Biotechnology, Inc. were the top contributors. Within the insurance sector, an overweight position in Centene Corp. contributed to performance. The uptrend in the company's share price was supported by a series of strong earnings results over the last four consecutive quarters. Additionally, within the pharmaceutical sector, a position in Puma Biotechnology, Inc. contributed to performance. The stock's outperformance was driven by top-line results from its Phase 3 clinical trial for its breast cancer treatment drug.

Performance was hurt by stock selection in the health services and systems and energy sectors. At the stock level, PhotoMedex, Inc. and hhgregg, Inc. were the top detractors. Within the health services and systems sector, a position in PhotoMedex, Inc. detracted throughout the year as management reported earnings that missed analysts' estimates in consecutive quarters. In addition, within the retail sector, the Portfolio's overweight position in hhgregg, Inc. detracted from performance. Shares of the company declined after management issued a series of poor earnings results due to deteriorating store traffic.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	10.74%	10.51%	10.46%
5-Year	9.19%	9.05%	8.92%
10-Year	7.51%	7.36%	7.25%
Since Inception	7.79%	4.14%	7.83%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

6 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Moderate Growth Portfolio — Class 1

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 10.74% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index and a 8.90% gain for the blended benchmark, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

The Portfolio allocates its assets among three distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index. The small cap growth component, managed by J.P. Morgan Investment Management, Inc., is benchmarked to the Russell 2000 Index.

The Portfolio component managed by PineBridge Investments LLC was eliminated as of October 24, 2014 and assets were moved to Wellington Management Company LLP.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by PineBridge Investments LLC, the Portfolio had an average overweight allocation to high yield over the course of the period which negatively impacted performance. The average allocation to investment grade credit was pretty close to the index weight during the period and did not have a material impact on relative performance. Security selection within investment grade credit contributed positively. Within securitized, an overweight allocation helped the Portfolio's performance as did security selection within the sector.

Within the Portfolio component managed by Wellington Management Company LLP, sector allocation was the top detractor from relative performance during the period. Allocations to non-U.S. dollar and high yield securities detracted from relative performance. U.S. Government securities detracted on a relative basis, driven primarily by inflation positioning. Duration and yield curve positioning was also a detractor from relative results during the period. Partially offsetting these negative results was security selection, which contributed positively to relative performance during the period. Agency MBS pass-through positioning and security selection within investment grade corporates, particularly in industrials and financials, was additive to relative results.

The Portfolio component managed by Lord, Abbett & Co. LLC was eliminated as of October 24, 2014 and assets were moved to Janus Capital Management LLC.

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by Lord, Abbett & Co. LLC, underweight positions in the relatively strong performing materials and consumer staples sectors detracted from relative performance during the period. Stock selection within the information technology and industrials sectors also detracted from performance relative to the benchmark. Within the information technology sector, shares of NCR Corp., declined after management reported lighter than expected revenue for the third quarter. Within the industrials sector, shares of Terex Corp. also fell due to a weak second quarter earnings report. Despite the weak stock selection in the information technology sector, the overweight allocation to this sector contributed to performance. In addition, the overweight position in the health care sector contributed to relative performance. Furthermore, stock selection within the health care and materials sectors contributed to relative performance. Shares of HCA Holdings Inc. were buoyed by a solid second quarter earnings report that highlighted increased Medicaid revenue. Within the materials sector, shares of United States Steel Co., climbed following strong operating results in the second quarter.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was attributed to selection of health care and technology stocks. The Portfolio's holdings in telecommunications detracted from relative results. Electronic device giant Apple, Inc. was the largest contributor to performance. Within the health care sector, Pharmacyclics, Inc. also aided outperformance. The two leading individual detractors from performance, Noble Energy, Inc. and Core Laboratories NV, are components of the energy sector. During the period, both positions were exited. During the period, opened positions included Amgen, Inc., Mallinckrodt PLC and Bristol Myers Squibb Co., while Gilead Sciences, Inc., Fedex Corp. and Kimberly Clark Corp. were among the largest positions exited.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., outperformance for the period was largely due to stock selection in the pharmaceutical and industrial cyclical sectors. At the stock level, Centene Corp. and Puma Biotechnology, Inc. were the top contributors. Within the insurance sector, an overweight position in Centene Corp. contributed to performance. The uptrend in the company's share price was supported by a series of strong earnings results over the last four consecutive quarters. Additionally, within the pharmaceutical sector, a position in Puma Biotechnology, Inc. contributed to performance. The stock's outperformance was driven by top-line results from its Phase 3 clinical trial for its breast cancer treatment drug.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

Performance was hurt by stock selection in the health services and systems and energy sectors. At the stock level, PhotoMedex, Inc. and hhgregg, Inc. were the top detractors. Within the health services and systems sector, a position in PhotoMedex, Inc. detracted throughout the year as management reported earnings that missed analysts' estimates in consecutive quarters. In addition, within the retail sector, the Portfolio's overweight position in hhgregg, Inc. detracted from performance. Shares of the company declined after management issued a series of poor earnings results due to deteriorating store traffic.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Portfolio Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	8.20%	8.03%	7.98%
5-Year	7.13%	6.97%	6.88%
10-Year	6.56%	6.40%	6.30%
Since Inception	6.88%	4.82%	6.57%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and higher price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income/Equity Portfolio — Class 1

The Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 8.20% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index and a 5.72% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 7.96%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

The Portfolio component managed by PineBridge Investments LLC was eliminated as of October 24, 2014 and assets were moved to Wellington Management Company LLP.

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by PineBridge Investments LLC, the Portfolio had an average overweight allocation to high yield over the course of the period, which negatively impacted performance. The average allocation to investment grade credit was marginally higher than the index weight during the period, but did not have a material impact on relative performance. Security selection within investment grade credit contributed positively. Security selection among U.S. Treasury securities contributed negatively to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company LLP, sector allocation was the top detractor from relative performance during the period. Allocations to non-U.S. dollar and high yield securities detracted from relative performance. U.S. Government securities detracted on a relative basis, driven primarily by inflation positioning. Duration and yield curve positioning was also a detractor from relative results during the period. Partially offsetting these negative results was security selection, which contributed positively to relative performance during the period. Agency MBS pass-through positioning and security selection within investment grade corporates, particularly in industrials and financials, was additive to relative results.

The Portfolio component managed by Lord, Abbett & Co. LLC was eliminated as of October 24, 2014 and assets were moved to Janus Capital Management LLC.

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by Lord, Abbett & Co. LLC, underweight positions in the relatively strong performing materials and consumer staples sectors detracted from relative performance during the period. Stock selection within the information technology and industrials sectors also detracted from performance relative to the benchmark. Within the information technology sector, shares of NCR Corp., declined after management reported lighter than expected revenue for the third quarter. Within the industrials sector, shares of Terex Corp. also fell due to a weak second quarter earnings report. Despite the weak stock selection in the information technology sector, the overweight allocation to this sector contributed to performance. In addition, the overweight position in the health care sector contributed to relative performance. Furthermore, stock selection within the health care and materials sectors contributed to relative performance. Shares of HCA Holdings Inc. were buoyed by a solid second quarter earnings report that highlighted increased Medicaid revenue. Within the materials sector, shares of United States Steel Co., climbed following strong operating results in the second quarter.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was attributed to selection of health care and technology stocks. The Portfolio's holdings in telecommunications detracted from relative results. Electronic device giant Apple, Inc. was the largest contributor to performance. Within the health care sector, Pharmacyclics, Inc. also aided outperformance. The two leading individual detractors from performance, Noble Energy, Inc. and Core Laboratories NV, are components of the energy sector. During the period, both positions were exited. During the period, opened positions included Amgen, Mallinckrodt PLC and Bristol Myers Squibb Co., while Gilead Sciences, Inc., Fedex Corp. and Kimberly Clark Corp. were among the largest positions exited.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Portfolio Managers:	Janus Capital Management LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	6.30%	6.13%	6.06%
5-Year	5.66%	5.51%	5.39%
10-Year	5.80%	5.64%	5.54%
Since Inception	6.24%	5.01%	5.63%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

5 The Blended Benchmark Index consists of 17.3% Russell 1000® Index, 81.0% Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income Portfolio — Class 1

The Multi-Managed Income Portfolio — Class 1 shares posted a return of 6.30% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index and a 5.72% return for the Barclays U.S. Aggregate Bond Index. The blended benchmark, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 6.88%.

The Portfolio allocates its assets among two distinct components. The fixed income component, managed by Wellington Management Company LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000 Growth index.

The Portfolio component managed by PineBridge Investments LLC was eliminated as of October 24, 2014 and assets were moved to Wellington Management Company LLP.

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by PineBridge Investments LLC, the Portfolio had an average overweight allocation to high yield over the course of the period, which negatively impacted performance. The average allocation to investment grade credit was marginally higher than the index weight during the period but did not have a material impact on relative performance. Security selection within investment grade credit contributed positively. Security selection among U.S. Treasury securities contributed negatively to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company LLP, sector allocation was the top detractor from relative performance during the period. Allocations to non-U.S. dollar and high yield securities detracted from relative performance. U.S. Government securities detracted on a relative basis, driven primarily by inflation positioning. Duration and yield curve positioning was also a detractor from relative results during the period. Partially offsetting these negative results was security selection, which contributed positively to relative performance during the period. Agency MBS pass-through positioning and security selection within investment grade corporates, particularly in industrials and financials, was additive to relative results.

The Portfolio component managed by Lord, Abbett & Co. LLC was eliminated as of October 24, 2014 and assets were moved to Janus Capital Management LLC.

From April 1, 2014 to October 24, 2014, within the Portfolio component managed by Lord, Abbett & Co. LLC, underweight positions in the relatively strong performing materials and consumer staples sectors detracted from relative performance during the period. Stock selection within the information technology and industrials sectors also detracted from performance relative to the benchmark. Within the information technology sector, shares of NCR Corp., declined after management reported lighter than expected revenue for the third quarter. Within the industrials sector, shares of Terex Corp. also fell due to a weak second quarter earnings report. Despite the weak stock selection in the information technology sector, the overweight allocation to this sector contributed to performance. In addition, the overweight position in the health care sector contributed to relative performance. Furthermore, stock selection within the health care and materials sectors contributed to relative performance. Shares of HCA Holdings Inc. were buoyed by a solid second quarter earnings report that highlighted increased Medicaid revenue. Within the materials sector, shares of United States Steel Co., climbed following strong operating results in the second quarter.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was attributed to selection of health care and technology stocks. The Portfolio's holdings in telecommunications detracted from relative results. Electronic device giant Apple, Inc. was the largest contributor to performance. Within the health care sector, Pharmacyclics, Inc. also aided outperformance. The two leading individual detractors from performance, Noble Energy, Inc. and Core Laboratories NV, are components of the energy sector. During the period, both positions were exited. During the period, opened positions included Amgen, Inc., Mallinckrodt PLC and Bristol Myers Squibb Co., while Gilead Sciences, Inc., Fedex Corp. and Kimberly Clark Corp. were among the largest positions exited.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	10.56%	10.39%	10.28%
5-Year	11.62%	11.44%	11.33%
10-Year	7.51%	7.35%	7.25%
Since Inception	6.10%	4.76%	8.03%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Asset Allocation: Diversified Growth Portfolio — Class 1

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares posted a return of 10.56% for the 12-month period ending March 31, 2015, compared to a 12.37% return for the Russell 3000 Index and a 8.22% gain for the blended benchmark.

Most asset classes, with the exception of international equities, delivered positive results over the fiscal period. Security selection and currency exposure hedging helped performance relative to the blended benchmark.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited) (continued)

Asset allocation decisions detracted slightly during the period. An overweight to U.S. small-cap value equities was a detractor from performance, as small-cap value underperformed both large-caps and small-cap growth over the past year. Allocations were kept close to the blended benchmark, leading to relatively mild asset allocation contribution.

Security selection drove the outperformance relative to the blended benchmark during the period as selection within U.S. large cap and small-cap equities and U.S. investment grade fixed income added value.

The Portfolio held currency forwards during the period, which contributed positively to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	16.53%	16.36%	16.27%
5-Year	15.73%	15.56%	15.44%
10-Year	9.49%	9.33%	9.23%
Since Inception	8.96%	5.72%	9.96%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Stock Portfolio — Class 1

The Stock Portfolio — Class 1 shares returned 16.53% for the 12-month period ending March 31, 2015, compared to a return of 16.09% for the Russell 1000 Growth Index.

Sector allocation drove relative outperformance during the period. Most notably, an underweight to energy and an overweight to the health care sector contributed to relative returns. On the negative side, an underweight to the consumer staples sector detracted from relative results.

Stock selection also contributed to relative outperformance during the period. Of securities held during the period by the Portfolio, an off-benchmark holding of Valeant Pharmaceuticals, and overweights to Pharmacyclics, American Airlines, Gilead Sciences, and McKesson contributed the most to relative results. On the contrary, an underweight to Apple, and overweights to Wynn Resorts, Las Vegas Sands, Range Resources, and Precision Castparts were the most significant detractors from relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	16.61%	16.52%	16.35%
5-Year	14.08%	13.89%	13.78%
10-Year	8.63%	8.46%	8.35%
Since Inception	4.90%	3.46%	9.08%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

2 The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Growth Portfolio — Class 1

The Large Cap Growth Portfolio — Class 1 shares returned 16.61% for the 12-month period ending March 31, 2015, compared to a 16.11% return for the S&P 500 Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap growth stocks.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was attributed to stock selection within the health care and technology sectors. Holdings in telecom services and financials detracted from relative results. Electronic-device giant Apple, Inc. was the largest contributor to performance. Within the health care sector, Pharmacyclics, Inc. aided outperformance. The two leading individual detractors from performance, Noble Energy, Inc. and Core Laboratories NV, are components of the energy sector.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., positioning within the health care and financials sectors drove the relative outperformance, while stock selection within the industrials and energy sectors detracted from performance. The top contributor to performance was Costco Wholesale Corp., which was also the leading contributor within the consumer staples sector. The biggest detractor to performance was an underweight to Apple, Inc., which was also the leading detractor within the information technology sector.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	7.16%	7.00%	6.91%
5-Year	11.89%	11.73%	11.62%
10-Year	7.27%	7.10%	6.99%
Since Inception	6.56%	6.32%	8.73%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Value Portfolio — Class 1

The Large Cap Value Portfolio — Class 1 shares returned 7.16% for the 12-month period ending March 31, 2015, compared to a 9.12% return for the S&P 500 Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap value stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., stock selection drove relative underperformance for the period. Of securities held during the period in the Portfolio, Mattel, Apache, Diamond Offshore Drilling, Murphy Oil, and Royal Dutch Shell were the most significant detractors from relative performance. On the positive side, Apple, Kohl's, NiSource, ExxonMobil (underweight), and Illinois Tool Works contributed the most to relative results. Sector allocation detracted from relative performance for the period. Most notably, underweights to health care and consumer staples and an overweight in the industrials and business services sector weighed on relative returns. On the positive side, an overweight in the consumer discretionary sector contributed to relative results.

Within the Portfolio component managed by Wellington Management Company LLP, stock selection detracted from relative performance during the period. This was mainly driven by weak selection within the energy, information technology, and health care sectors. These results were partially offset by strong security selection within the consumer discretionary, financials, and materials sectors. Sector allocation, which is a result of the bottom-up stock selection process, was a contributor to relative performance during the year. Underweight positioning to the energy sector and overweight positioning to consumer discretionary helped relative results. An underweight to consumer staples and the Portfolio's frictional cash position in a rising equity environment detracted from returns during the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited) (continued)

The top relative contributors during the period included Spirit AeroSystems, Vertex Pharmaceuticals, and Norwegian Cruise Lines. Norwegian Cruise Lines was a new purchase for the Portfolio during the year. Additionally, not owning the weak performing benchmark constituent Exxon Mobil also aided relative results. Top detractors from relative performance included Southwestern Energy, BG Group, and Halliburton. The Portfolio continues to hold all three of these stocks as of the end of the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	13.56%	13.40%	13.30%
5-Year	15.08%	14.92%	14.80%
10-Year	10.02%	9.86%	9.76%
Since Inception	9.15%	6.54%	11.73%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Growth Portfolio — Class 1

The Mid Cap Growth Portfolio — Class 1 shares delivered a return of 13.56% for the 12-month period ending March 31, 2015, compared to a 15.56% return for the Russell Midcap Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., stock selection was the main driver of relative outperformance for the period. Of securities held during the period by the Portfolio, Hanesbrands, Puma Biotechnology, CarMax, Sensata Technologies Holding, and Catalent were the most significant contributors to relative results. On the negative side, Range Resources, Pioneer Natural Resources, Zulily, Copa Holdings, and Core Laboratories detracted most from relative returns. Sector allocation also contributed to relative outperformance. Most notably, the Portfolio's overweight in health care boosted relative returns. On the negative side, an underweight in the consumer staples sector detracted from relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company LLP, stock selection was the primary detractor from relative performance. Weak selection in the consumer discretionary, industrials, and health care sectors detracted from relative performance during the period. Modestly offsetting these negative results was stronger stock selection in the energy and consumer staples sectors. Sector allocation, a result of the bottom-up stock selection process, modestly contributed to relative performance during the period. An underweight allocation to the energy sector and an overweight allocation to the health care sector were additive to relative results. Underweight positioning in consumer staples and a frictional cash balance in a strong equity market detracted from relative results.

The top relative detractors in the Portfolio during the period were Zulily, Insulet and Pioneer Natural Resources. Zulily was a new purchase during the period that was eliminated before the end of the period. Top contributors to relative performance included DexCom, NXP Semiconductors, and Uber Technologies. Uber Technologies was a new addition to the Portfolio during the period that was purchased as a private placement transaction.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Massachusetts Financial Services Company SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	11.09%	10.93%	10.83%
5-Year	14.20%	14.05%	13.94%
10-Year	8.11%	7.96%	7.85%
Since Inception	10.30%	9.86%	10.75%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Value Portfolio — Class 1

The Mid Cap Value Portfolio — Class 1 shares returned 11.09% for the 12-month period ending March 31, 2015, compared to a 11.70% return for the Russell Midcap Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap value equities.

The management of the Portfolio component managed by Lord, Abbett & Co. LLC transitioned on October 24, 2014 to Massachusetts Financial Services Company.

Within the Portfolio component managed by Lord, Abbett & Co. LLC from April 1, 2014 through October 24, 2014, an overweight allocation to the industrials sector detracted from relative performance compared to its benchmark, the Russell Midcap Value Index. Security selection within the materials sector was also a detractor during the period. Shares of Albemarle Corp. declined following the company's announcement to acquire Rockwood Holdings Inc. for $6.2 billion. Financials also were a drag on relative performance during the period, resulting from the Portfolio's meaningful relative underweight to REITs.

On a positive note, an overweight to the health care sector contributed to relative performance as this was the strongest performing sector in the benchmark during the period. In addition, stock selection within health care was positive as shares of Mallinckrodt Pub Ltd Co. contributed after the company reported strong quarterly earnings and total revenues above consensus estimates. Security selection in the information technology sector also aided relative performance. Skyworks Solutions benefited during the period from higher sales expectations relating to the release of Apple's next-generation device.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Massachusetts Financial Services Company from October 25, 2014 through March 31, 2015, stock selection in the technology sector contributed positively to performance relative to the Russell Midcap Value Index. The Portfolio's ownership in shares of NICE Systems, Sabre and Freescale Semiconductor supported relative performance. An overweight allocation and security selection in the retailing sector also helped relative performance as the sector outperformed the benchmark. Holdings of Rite Aid and Burlington Stores contributed positively during the reporting period. Security selection in the health care sector also aided relative performance. The Portfolio's ownership in Endo International, AmerisourceBergen, and Impax Laboratories bolstered relative results. Also, the Portfolio's ownership in shares of Axalta Coating Systems and not holding shares of poor-performing Alcoa benefited relative performance.

Weak stock selection in the leisure sector hurt relative performance during the reporting period. Holding Wynn Resorts hindered relative performance as the stock underperformed the benchmark during the period. Other top relative detractors included holdings of Cigna, Ensco, Pacific Drilling, Discover Financial Services, and not holding Humana. The Portfolio's overweight positions in Windstream Holdings, Cameron International, U.S. Steel and Ralph Lauren also hurt relative results.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., stock selection in the consumer discretionary and financials sectors detracted from returns, while stock selection in the information technology and consumer staples sectors contributed to performance. Key detractors from performance in the consumer discretionary sector included PVH Corp. and Fossil Group, Inc., while detractors within the financials sector were First Republic Bank and M&T Bank Corp. Key contributors to performance in the information technology sector included Informatica Corp. and Altera Corp., while key contributors to performance within the consumer staples sector included Kroger Co. and Whole Foods Market, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management, LLC Clearbridge Investments, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	5.78%	5.65%	5.60%
5-Year	12.82%	12.67%	12.56%
10-Year	7.23%	7.07%	6.98%
Since Inception	5.29%	3.97%	8.78%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

2 The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. Companies in this index tend to exhibit lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Small Cap Portfolio — Class 1

The Small Cap Portfolio — Class 1 shares returned 5.78% for the 12-months ended March 31, 2015, compared to an 8.21% return for the Russell 2000 Index.

Approximately a third of the Portfolio is passively managed to match the performance of broad U.S. small cap equities.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., outperformance for the period was largely due to stock selection in the pharmaceutical and industrial cyclical sectors. At the stock level, Centene Corp. and Puma Biotechnology, Inc. were the top contributors. Within the insurance sector, an overweight position in Centene Corp. contributed to performance. The uptrend in the company's share price was supported by a series of strong earnings results over the last four consecutive quarters. Additionally, within the pharmaceutical sector, a position in Puma Biotechnology, Inc. contributed to performance. The stock's outperformance was driven by top-line results from its Phase 3 clinical trial for its breast cancer treatment drug.

Performance was hurt by stock selection in the health services and systems and energy sectors. At the stock level, Photomedex, Inc. and hhgregg, Inc. were the top detractors. Within the health services and systems sector, a position in Photomedex, Inc. detracted throughout the year as management reported earnings that missed analysts' estimates in consecutive quarters. In addition, within the retail sector, the Portfolio's overweight position in hhgregg, Inc. detracted from performance. Shares of the company declined after management issued a series of poor earnings results due to deteriorating store traffic.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by ClearBridge Investments, LLC, stock selection in the consumer discretionary and consumer staples sectors were the top contributors to relative performance. Stock selection in the financials and information technology sectors detracted the most from relative performance. In terms of sector allocation, the Portfolio's underweight allocation in the health care and utilities sectors and overweight allocation in the energy sector detracted the most from relative performance. The overweight allocation in the information technology sector contributed the most to relative performance.

During the year, the five strongest performing stocks in the Portfolio in terms of total absolute contribution to return were Burlington Stores, Inc., MarineMax, Inc., Pebblebrook Hotel Trust, ACCO Brands Corp., and Pantry, Inc. The five largest detractors were Waddell & Reed Financial, Inc. Class A, Koppers Holdings Inc., Tetra Tech, Inc., Cloud Peak Energy Inc., and Veeco Instruments, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	–0.62%	–0.68%	–0.80%
5-Year	5.11%	4.97%	4.86%
10-Year	4.07%	3.91%	3.81%
Since Inception	2.17%	1.56%	6.64%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net)2 (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country.

2 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

International Equity Portfolio — Class 1

The International Equity Portfolio — Class 1 shares returned –0.62% for the 12-month period ending March 31, 2015, compared to a –0.92% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market. The passively managed component changed its subadviser from PineBridge Investments, LLC to SunAmerica Asset Management, LLC effective October 17, 2014. The passively managed component subadvised by Pinebridge Investments, LLC held future positions during the April 1, 2014 to October 16, 2014 period. Future positions detracted from absolute performance during the period.

The Portfolio component actively managed by Lord, Abbett & Co. LLC changed its subadviser from Lord, Abbett & Co. LLC to T.Rowe Price Associates, Inc. effective October 17, 2014.

From April 1, 2014 to October 16, 2014, the Portfolio component managed by Lord, Abbet & Co. LLC outperformed the benchmark. Stock selection contributed positively to relative returns, especially in information technology and financials. Specifically, ICICI Bank and Baidu.com were significant contributors. In contrast, stock selection in consumer discretionary and energy detracted from relative performance. Share prices of SJM Holdings and Genel Energy Plc fell over the period. The overweight allocation to industrials detracted, as did an underweight exposure to health care. Conversely, the underweight allocation to materials supported performance, compared to the benchmark, while an overweight position in utilities also contributed positively. The underweight allocation in Europe, specifically France and Germany, and overweight exposure to Asia Pacific ex-Japan, namely Hong Kong and South Korea, contributed positively to relative performance. An underweight exposure to Japan detracted from relative returns.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited) (continued)

From October 17, 2014 to March 31, 2015, the Portfolio component managed by T. Rowe Price Associates, Inc. outperformed the benchmark. Sector allocation drove relative outperformance for the period. Most notably, an overweight to consumer discretionary and underweight to energy contributed the most to relative performance. An overweight to information technology also helped. Conversely, an underweight to industrials and business services detracted slightly from relative results. Stock selection was also positive. Holdings Avago Technologies, Volkswagen, Ping An Insurance, WPP, and Central Japan Railway were the most significant contributors to relative performance. Conversely, Royal Dutch Shell, Statoil, Wynn Macau Ltd., Storebrand, and DNB ASA were the largest relative detractors from performance. Within countries, the UK, Australia, Spain, Italy, and Singapore added the most value. On the negative side, Norway, Canada, Denmark, Sweden, and the Netherlands detracted from results.

Within the Portfolio component managed by Janus Capital Management LLC, relative outperformance was driven by stock selection within the health care and technology sectors. Holdings in consumer discretionary and financials detracted from relative results. On a geographical basis, selection of stocks in the UK and India contributed to relative results, while holdings in the Netherlands and underweight Japan detracted. The top contributor for the period was Shire PLC pharmaceuticals, followed by silicon wafer maker Sumco Corp. Asian gaming company Melco International Development detracted from performance, as did Netherlands-based parcel delivery firm TNT Express.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	PineBridge Investments LLC Wellington Management Company LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	4.75%	4.58%	4.48%
5-Year	4.39%	4.22%	4.15%
10-Year	4.43%	4.27%	4.18%
Since Inception	4.36%	4.42%	3.93%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Diversified Fixed Income Portfolio — Class 1

The Diversified Fixed Income Portfolio — Class 1 shares returned 4.75% for the 12-month period ending March 31, 2015, compared to a 5.72% return for the Barclays U.S. Aggregate Bond Index.

Approximately a third of the Portfolio is passively managed to match the performance of the broad U.S. government bond market.

Within the Portfolio component actively managed by PineBridge Investments, LLC, an allocation to high yield during the period negatively impacted performance versus the Barclays U.S. Aggregate Bond benchmark. An underweight allocation to investment grade credit and security selection within investment grade credit contributed positively. Within the securitized sector, security selection added to results.

Within the Portfolio component managed by Wellington Management Company LLC, sector allocation detracted from relative performance driven primarily by an allocation to non-U.S. dollar securities and positioning within high yield. Inflation positioning and an underweight allocation to agency Mortgage-Backed Securities pass-throughs both detracted from relative performance during the period. Yield curve positioning was also a detractor from relative performance. Partially offsetting negative results from sector allocation was strong security selection, as well as an allocation to non-agency Mortgage-Backed Securities. Security selection with investment grade corporates, particularly financials and industrials, was additive to relative performance. An overweight to Commercial Mortgage-Backed Securities and allocations to bank loans, and asset backed securities were also additive to relative performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Portfolio Managers:	Wellington Management Company LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 3*
1-Year	2.05%	1.75%
5-Year	N/A	1.91%
10-Year	N/A	3.30%
Since Inception	0.45%	2.90%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Real Return Portfolio — Class 3

The Real Return Portfolio — Class 3 shares returned 1.75% for the 12-month period ending March 31, 2015, compared to a 2.03% return for the Barclays World Government Inflation Linked 1-10 Year Index (Hedged to USD) Index, and a 1.08% return for the Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) to USD Index.

The Portfolio's security selection within the United Kingdom aided relative performance during the year. The Portfolio's lack of exposure to Japan modestly detracted from performance. Within U.S. Treasury Inflation-Protected Securities ("TIPS"), performance relative to the benchmark was positive in the fourth quarter of 2014, aided by an underweight to the benchmark on the short-end. However, performance was affected in early 2015 by this underweight in short-term (< 5 year) TIPS. This effect was partially offset by gains from an increased overweight position in 5-10 year TIPS. For much of the year, the Portfolio maintained a modestly short duration posture relative to the benchmark, moving to long duration toward the end of the period. Overall, duration and yield curve positioning aided relative performance.

Income for the fiscal year was negative as a result of the low real yield environment combined with the decline in energy prices, which caused negative inflation accruals in the fourth fiscal quarter.

The Portfolio hedges foreign currency exposure through the use of currency fowards. Overall, the Portfolio's currency hedges added to absolute results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management LLC Marsico Capital Management, LLC

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	11.44%	11.28%	11.15%
5-Year	12.80%	12.63%	12.52%
10-Year	8.12%	7.96%	7.85%
Since Inception	3.49%	4.23%	8.71%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Focus Growth Portfolio — Class 1

The Focus Growth Portfolio — Class 1 shares returned 11.44% for the 12-month period ending March 31, 2015, compared to a 15.76% return for the Russell 3000 Growth Index.

Within the Portfolio component managed by Janus Capital Management LLC, stock selection in the technology and consumer discretionary sectors were the largest detractors from relative performance. Lack of exposure to the material and energy sectors contributed to relative results. The largest detractors from performance during the period included MGM Resorts, Precision Castparts and athenahealth. Both MGM Resorts and athenahealth were sold during the period. Zoetis, Endo International and Canadian Pacific were the largest contributors to performance. The Portfolio continues to hold each of those companies.

Within the Portfolio component managed by Marsico Capital Management LLC, the primary source of underperformance was stock selection in the consumer discretionary sector. As the benchmark index performed strongly during the period, the Portfolio incurred an opportunity cost to performance results by maintaining a cash balance. On an individual stock level, positions in Schlumberger NV, Tesla Motors, Inc., salesforce.com Inc., Delta Air Lines, Inc., Starwood Hotels & Resorts Worldwide and Roche Holding Ltd were among the largest detractors to performance and were sold during the period. The Portfolio benefited from stock selection in the industrials sector. In addition, the Portfolio's overweight to the strong-performing health care sector and underweight to energy, the weakest-performing sector in the benchmark index, added to performance. On an individual stock level, positions in Gilead Sciences Inc., Biogen Inc., Facebook, Inc. Class A, Canadian Pacific Railway and UnitedHealth Group Inc. were among the top-performers.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, Inc. J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/15

	Class 1*	Class 2*	Class 3*
1-Year	10.17%	10.06%	9.95%
5-Year	N/A	10.00%	9.89%
10-Year	N/A	7.09%	6.98%
Since Inception	15.56%	8.60%	10.03%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Focus Value Portfolio — Class 2

The Focus Value Portfolio — Class 2 shares returned 10.06% for the 12-month period ending March 31, 2015, compared to a return of 8.94% for the Russell 3000 Value Index and a return of 9.33% for the Russell 1000 Value Index.

Within the Portfolio component managed by J.P. Morgan Investment Management, Inc., stock selection in the consumer discretionary and consumer staples sectors contributed to performance while stock selection in the health-care and financials sectors detracted from performance relative to the Russell 3000 Value Index. The largest absolute contributor was Kohl's and the largest detractor was Exxon Mobil. The financials sector was the largest detractor from performance and comprised the largest portion of the Portfolio component.

Within the Portfolio component managed by Northern Trust Investments, Inc., sector selection positively impacted relative return during the year. Overweight positions within the consumer discretionary and information technology sectors and underweight positions within the materials and telecommunication sectors had the most significant positive impacts on returns relative to the Russell 1000 Value benchmark. Notable sector weighting detractors included an underweight position in the health care sector and a cash position. Stock selection positively impacted relative returns during the period. Investments that positively contributed to relative performance came from a range of sectors, with the most significant contributors including UnitedHealth Group Inc., Carnival Corporation, Medtronic Plc, and Northrop Grumman Corp. Investments that detracted from relative performance also varied in terms of sector make-up and included Siemens AG Sponsored ADR, Murphy Oil Corporation, and MetLife, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/15

Class 3*
1-Year	6.99%
5-Year	9.38%
10-Year	5.91%
Since Inception	5.67%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Benchmark Index consists of 90% S&P 500® Index and 10% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Growth Portfolio — Class 3

The Allocation Growth Portfolio — Class 3 shares posted a return of 6.99% for the 12-month period ending March 31, 2015, compared to the 12.73% return for the S&P 500 Index, a 5.72% return for the Barclays U.S. Aggregate Bond Index, and a 12.06% return for the Blended (90% S&P 500 Index and 10% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500 Index. Large cap growth and mid cap growth equities outperformed the S&P 500 Index and were positive contributors to performance.

The tactical asset class allocation detracted slightly from performance. During the period, the Portfolio had three mild tactical shifts in place: underweight equities relative to aggregate bonds, an overweight of large cap equities relative to small cap equities, and an overweight of international equities. The small cap underweight contributed positively to performance, while the international equity overweight had no impact on performance. The equity underweight was a negative contributor. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 7.01% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks and detracted from overall performance. The SST Focus Growth, SST Mid Cap Growth, SST Large Cap Value and SST Small Cap Portfolios were among the most significant detractors from performance. The SST Large Cap Growth and SST Focus Value Portfolios outperformed their respective benchmarks and contributed positively. In fixed income, SST Diversified Fixed Income Portfolio fell short of its benchmark and was a drag on overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/15

Class 3*
1-Year	6.35%
5-Year	8.27%
10-Year	5.47%
Since Inception	5.23%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Growth Portfolio — Class 3

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 6.35% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index, a 5.72% return for the Barclays U.S. Aggregate Bond Index, and a 10.69% return for the Blended Index (70% S&P 500 Index and 30% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500 Index. Large cap growth and mid cap growth equities outperformed the S&P 500 Index and were positive contributors to performance. Treasury Inflation Protected Securities (TIPS) exposure detracted from performance as TIPS underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation detracted slightly from performance. During the period, the Portfolio had four mild tactical shifts in place: underweight equities relative to aggregate bonds, an overweight of large cap equities relative to small cap equities, an overweight of TIPS relative to aggregate bonds, and an overweight of international equities. The small cap underweight contributed positively to performance, while the international equity overweight had no impact on performance. The equity underweight and the TIPS overweight were negative contributors. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 7.01% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks and detracted from overall performance. The SST Focus Growth, SST Mid Cap Growth, SST Large Cap Value and SST Small Cap Portfolios were among the most significant detractors from performance. The SST Large Cap Growth and SST Focus Value Portfolios outperformed their respective benchmarks and contributed positively. In fixed income, SST Diversified Fixed Income and SST Real Return Portfolios both fell short of their benchmarks and were a drag on overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/15

Class 3*
1-Year	6.15%
5-Year	7.74%
10-Year	5.50%
Since Inception	5.28%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Benchmark Index consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Portfolio — Class 3

The Allocation Moderate Portfolio — Class 3 shares posted a return of 6.15% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index, a 5.72% return for the Barclays U.S. Aggregate Bond Index, and a 10.00% return for the Blended Index (60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500 Index. Large cap growth and mid cap growth equities outperformed the S&P 500 Index and were positive contributors to performance. Treasury Inflation Protected Securities (TIPS) exposure detracted from performance as TIPS underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation detracted slightly from performance. During the period, the Portfolio had four mild tactical shifts in place: underweight equities relative to aggregate bonds, an overweight of large cap equities relative to small cap equities, an overweight of TIPS relative to aggregate bonds, and an overweight of international equities. The small cap underweight contributed positively to performance, while the international equity overweight had no impact on performance. The equity underweight and the TIPS overweight were negative contributors. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 7.01% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks and detracted from overall performance. The SST Focus Growth, SST Mid Cap Growth, SST Large Cap Value and SST Small Cap Portfolios were among the most significant detractors from performance. The SST Large Cap Growth and SST Focus Value Portfolios outperformed their respective benchmarks and contributed positively. In fixed income, SST Diversified Fixed Income and SST Real Return Portfolios both fell short of their benchmarks and were a drag on overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/15

Class 3*
1-Year	5.93%
5-Year	7.32%
10-Year	5.40%
Since Inception	5.18%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 50% S&P 500® Index & 50% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Balanced Portfolio — Class 3

The Allocation Balanced Portfolio — Class 3 shares posted a return of 5.93% for the 12-month period ending March 31, 2015, compared to a 12.73% return for the S&P 500 Index, a 5.72% return for the Barclays U.S. Aggregate Bond Index, and a 9.30% return for the Blended Index (50% S&P 500 Index and 50% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500 Index. Large cap growth and mid cap growth equities outperformed the S&P 500 Index and were positive contributors to performance. Treasury Inflation Protected Securities (TIPS) exposure detracted from performance as TIPS underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation detracted slightly from performance. During the period, the Portfolio had four mild tactical shifts in place: underweight equities relative to aggregate bonds, an overweight of large cap equities relative to small cap equities, an overweight of TIPS relative to aggregate bonds, and an overweight of international equities. The small cap underweight contributed positively to performance, while the international equity overweight had no impact on performance. The equity underweight and the TIPS overweight were negative contributors. The Barclays U.S. Aggregate Bond Index lagged the S&P 500 Index by 7.01% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks and detracted from overall performance. The SST Focus Growth, SST Mid Cap Growth, SST Large Cap Value and SST Small Cap Portfolios were among the most significant detractors from performance. The SST Large Cap Growth and SST Focus Value Portfolios outperformed their respective benchmarks and contributed positively. In fixed income, SST Diversified Fixed Income and SST Real Return Portfolios both fell short of their benchmarks and were a drag on overall performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus Dated July 29, 2014

Real Return Portfolio. Effective immediately, in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for Wellington Management Company LLP ("Wellington Management"), is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Joseph F. Marvan, CFA	2015	Senior Managing Director, Partner and Fixed Income Portfolio Manager

In the Management section under Information about the Subadvisers, the portfolio manager information for Wellington Management with respect to the Real Return Portfolio is deleted in its entirety and replaced with the following:

"The Real Return Portfolio is managed by Joseph F. Marvan, CFA, Senior Managing Director, Partner and Fixed Income Portfolio Manager of Wellington Management, who joined the firm as an investment professional in 2003."

Please retain this supplement for future reference.

Dated: May 15, 2015
Version: Combined Master

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

Large Cap Growth Portfolio
Multi-Managed Growth Portfolio
Multi-Managed Income Portfolio
Multi-Managed Income/Equity Portfolio
Multi-Managed Moderate Growth Portfolio

(each a "Portfolio," and collectively, the "Portfolios")

Effective December 15, 2014, for the following portfolios:

At a meeting held on October 8, 2014, the Board of Trustees (the "Board") of Seasons Series Trust (the "Trust"), including a majority of the trustees who are not interested persons of the Trust (the "Independent Trustees"), as defined in the Investment Company Act of 1940, as amended, approved (1) an amendment to the Subadvisory Agreement (as amended, the "Subadvisory Agreement") between SunAmerica Asset Management, LLC ("SAAMCo") and T. Rowe Price Associates, Inc. ("T. Rowe Price") with respect to the International Equity Portfolio; (2) a new Subadvisory Agreement between SAAMCo and Massachusetts Financial Services Company ("MFS") with respect to the Mid Cap Value Portfolio; (3) the termination of the Subadvisory Agreement between SAAMCo and Lord, Abbett & Co. LLC ("Lord Abbett") and the termination of the Subadvisory Agreement between SAAMCo and PineBridge Investments, LLC ("PineBridge") with respect to the International Equity Portfolio and each of the Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio (collectively, the "Multi-Managed Portfolios").

The following changes will become effective on or about October 17, 2014:

International Equity Portfolio

In the Portfolio Summary, in the Principal Investment Strategies of the Portfolio, the third paragraph is deleted in its entirety and replaced with the following:

The Portfolio is actively-managed by two subadvisers. To balance the risks of the Portfolio, a third portion of the Portfolio is passively-managed by the adviser who seeks to track an index or a subset of an index.

In the Portfolio Summary, under Investment Adviser, the first paragraph and table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC ("SAAMCo"). The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and T. Rowe Price Associates, Inc. ("T. Rowe Price").

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2014	Lead Portfolio Manager
Kara Murphy	2014	Co-Portfolio Manager
Andrew Sheridan	2014	Co-Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
Janus
Julian McManus	2010	Co-Portfolio Manager
Guy Scott, CFA	2010	Co-Portfolio Manager
Carmel Wellso	2010	Co-Portfolio Manager
T. Rowe Price
Raymond A. Mills, Ph.D	2014	Chairman of Investment Advisory Committee

In the section Additional Information About the Portfolios' Investment Strategies and Risks, the paragraph with respect to the International Equity Portfolio is deleted in its entirety and replaced with the following:

International Equity Portfolio. The Portfolio may also invest in investment grade fixed income securities, U.S. Government securities, asset-backed and mortgage-backed securities, REITs, currency baskets, custodial receipts and trust certificates, options and futures, options on foreign currencies, options on securities and securities indices, hybrid instruments (up to 10%), interest rate caps, floors and collars, special situations, convertible securities, closed-end investment companies, ETFs, and unseasoned issuers. The Portfolio may also invest in junk bonds (up to 20%), short-term investments (up to 20%), depositary receipts and passive foreign investment companies (PFICs), participatory notes (p-notes), and illiquid securities (up to 15%). Additional risks that the Portfolio may be subject to are as follows:

•  Convertible securities risk

•  Credit risk

•  Depositary receipts risk

•  Derivatives risk

•  Interest rate fluctuations risk

•  Investment company risk

•  Mortgage- and asset-backed securities risk

•  Real estate industry risks

•  Risk of investing in bonds

•  Risk of investing in junk bonds

•  Risk of investing in money market securities

•  Unseasoned companies risk

•  U.S. Government obligations risk

•  Illiquidity risk

•  Investment style risk

•  Participatory notes risk

In the Glossary, the section Investment Terminology is supplemented by adding the following:

Participatory Notes (P-notes). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument's value at maturity. The holder of a

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument.

In the Glossary, the section Risk Terminology is supplemented by adding the following:

Participatory Notes Risk. Participatory notes are issued by banks or broker-dealers and are designed to replicate the performance of certain securities or markets. Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter. The performance results of participatory notes will not replicate exactly the performance of the securities or markets that the notes seek to replicate due to transaction costs and other expenses. Investments in participatory notes involve the same risks associated with a direct investment in the shares of the companies the notes seek to replicate. Participatory notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.

Investment Style Risk. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. Because a Portfolio may hold stocks with both growth and value characteristics, it could underperform other stock Portfolios that take a strictly growth or value approach to investing when one style is currently in favor. Growth stocks tend to be more volatile than the overall stock market and can have sharp price declines as a result of earnings disappointments. Value stocks carry the risk that the market will not recognize their intrinsic value or that they are actually appropriately priced at a low level.

Under Management, the section Information about the Investment Adviser and Manager is supplemented as follows:

The passively-managed index portion of the International Equity Portfolio is managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments, LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

In addition, under Management, in the section Information about the Subadvisers, the information with respect to PineBridge and Lord Abbett is deleted in its entirety with respect to the International Equity Portfolio and the information with respect to T. Rowe Price is supplemented as follows:

A portion of the International Equity Portfolio is managed by Raymond A. Mills, Ph.D. Mr. Mills serves as Portfolio Manager and Investment Advisory Committee Chairman and Vice President. He jointed T. Rowe Price in 1997 as an analyst and became portfolio manager of the International Core Equity Strategy in 2000.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

The following changes will become effective on or about October 24, 2014:

Mid Cap Value Portfolio

Under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SAAMCo. The Portfolio is subadvised by Goldman Sachs Asset Management, LP ("GSAM") and Massachusetts Financial Services Company ("MFS"). SAAMCo passively manages a portion of the portfolio.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager
GSAM
Andrew Braun	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Sean Gallagher	2002	Managing Director, Portfolio Manager and Co-Chief Investment Officer-Value Equity
Dolores Bamford, CFA	2002	Managing Director and Portfolio Manager
MFS
Kevin J. Schmitz	2014	Investment Officer
Brooks A. Taylor	2014	Investment Officer

Multi-Managed Growth Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the three components is as follows:

• Small-Cap Growth Component	20%
• Fixed Income Component	26%
• Growth Component	54%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component's investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

As noted above, approximately 26% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. ("JPMorgan"), Janus Capital Management, LLC ("Janus"), and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Small-Cap Growth Component — JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Senior Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Income Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the components is as follows:

• Fixed Income Component	83.5%
• Growth Component	16.5%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

As noted above, approximately 83.5% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC . The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Income/Equity Portfolio

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among two distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

The allocation of the Portfolio's assets among the components is as follows:

• Fixed Income Component	68%
• Growth Component	32%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

As noted above, approximately 68% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Multi-Managed Moderate Growth

In the Portfolio Summary, the Principal Investment Strategies of the Portfolio will be deleted in its entirety and replaced with the following:

The Portfolio attempts to achieve its investment goal by allocating its assets among three distinct, actively-managed investment components (the "Managed Components"), each with a different investment strategy. The Managed Components include a small-cap growth component, a fixed income component and a growth component.

The Managed Components each invest to varying degrees, according to its investment strategy, in a diverse portfolio of securities including, but not limited to, common stocks, securities with equity characteristics (such as preferred stocks, warrants or fixed income securities convertible into common stock), corporate and U.S. Government fixed income securities, money market instruments and/or cash or cash equivalents.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

The allocation of the Portfolio's assets among the components is as follows:

• Small-Cap Growth Component	18%
• Fixed Income Component	41.4%
• Growth Component	40.6%

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the target allocations referenced above. Accordingly, the Portfolio's assets will be reallocated or "rebalanced" among the Managed Components on at least a quarterly basis to restore the target allocations for the Portfolio.

The Small-Cap Growth Component invests principally in equity securities, including those of lesser known or high growth companies or industries, such as technology, telecommunications, media, healthcare, energy and consumer cyclicals. Although the component's investments will primarily be in small-capitalization companies, the component may invest substantially in mid-capitalization companies and to a smaller degree, large-capitalization companies.

As noted above, approximately 41.4% of the Portfolio's assets will be allocated to the Fixed Income Component, which, under normal circumstances, invests primarily in investment grade fixed income securities (U.S. or foreign). The component may also invest substantially in short-term investments, foreign securities (including securities denominated in foreign currencies), asset-backed and mortgage-backed securities and when-issued and delayed-delivery securities.

The Growth Component invests principally in equity securities selected for their growth potential. Although the component's investments in equity securities may be primarily in large-capitalization companies, it may invest substantially in small- and mid-capitalization companies.

In the Portfolio Summary, under Investment Adviser, the first paragraph and the table are deleted in their entirety and replaced with the following:

The Portfolio's investment adviser is SunAmerica Asset Management, LLC. The Portfolio is subadvised by J.P.Morgan Investment Management, Inc. ("JPMorgan"), Janus Capital Management, LLC ("Janus") and Wellington Management Company, LLP ("Wellington Management"). The managers are noted below.

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Small-Cap Growth Component — JPMorgan
Dennis S. Ruhl, CFA	2013	Managing Director and Portfolio Manager
Phillip D. Hart, CFA	2013	Managing Director and Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2014

Name	Portfolio Manager of the Portfolio Since	Title
Fixed Income Component — Wellington Management
Lucius T. Hill, III	1999	Senior Vice President and Fixed Income Portfolio Manager
Campe Goodman, CFA	2004	Vice President and Fixed Income Portfolio Manager
Joseph F. Marvan, CFA	2010	Senior Vice President and Fixed Income Portfolio Manager
Growth Component — Janus
James P. Goff, CFA	2013	Portfolio Manager

Under Additional Information about the Portfolios' Investment Strategies and Investment Risks, the information with respect to the Balanced Component under the heading Multi-Managed Growth Portfolio, Multi-Managed Income Portfolio, Multi-Managed Income/Equity Portfolio and Multi-Managed Moderate Growth Portfolio is hereby deleted in its entirety.

Under Management, in the section Information about the Subadvisers, all reference to Lord Abbett is deleted in its entirety, and all reference to PineBridge with respect to the Multi-Managed Portfolios is deleted in its entirety. In addition, the section is supplemented as follows:

Massachusetts Financial Services Company (MFS®) is America's oldest mutual fund organization and, with its predecessor organizations, has a history of money management dating from 1924 and the founding of the first mutual fund in the United States. MFS is located at 111 Huntington Avenue, Boston, MA 02199. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc., (a diversified financial services company). Net assets under the management of the MFS organization were approximately $399 billion as of January 31, 2014. MFS® is a registered trademark of Massachusetts Financial Services Company.

A portion of the Mid Cap Value Portfolio is managed by Kevin J. Schmitz and Brooks A. Taylor. Mr. Schmitz has been employed in the investment area of MFS since 2002. Mr. Taylor has been employed in the investment area of MFS since 1996.

Please retain this supplement for future reference.

Date: October 17, 2014
Versions: Combined Master

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement dated December 12, 2014 to the Prospectus dated
July 29, 2014, as amended

Cash Management Portfolio
("Acquired Portfolio")

The Board of Trustees of Seasons Series Trust (the "Trust"), on behalf of the Acquired Portfolio, a series of the Trust, has determined that it is in the best interests of the Acquired Portfolio and its respective shareholders to reorganize the Acquired Portfolio into the Cash Management Portfolio (the "Acquiring Portfolio"), a series of the SunAmerica Series Trust. Accordingly, the Board has approved an Agreement and Plan of Reorganization (the "Plan of Reorganization") that would provide for the reorganization of the Acquired Portfolio into the Acquiring Portfolio. The transaction is referred to herein as the "Reorganization."

Pursuant to the Plan of Reorganization, all of the Acquired Portfolio's assets will be transferred to the Acquiring Portfolio in exchange for the assumption of all of the Acquired Portfolio's liabilities and the issuance of shares of the Acquiring Portfolio. In connection with the Reorganization, the Acquired Portfolio's Class 1, Class 2, and Class 3 shareholders will receive Class 1, Class 2, and Class 3 shares, respectively, of the Acquiring Portfolio. The Acquired Portfolio's shareholders will receive shares of the Acquiring Portfolio with a total value equal to the total value of their shares of the Acquired Portfolio on the date of the Reorganization, after which the Acquired Portfolio will cease operations.

Shareholder approval of the Reorganization is not required. Shareholders of record on December 12, 2014, will receive a prospectus/information statement prior to the Reorganization describing the Reorganization in greater detail.

Until the Reorganization is completed, shares of the Acquired Portfolio will continue to be sold and reinvestment of dividends and distributions into shares of the Acquired Portfolio will continue, unless the shareholder has elected to receive dividends and distributions in cash. The Acquired Portfolio's shareholders may continue to purchase or redeem the Acquired Portfolio's shares, as described in the Acquired Portfolio's Prospectus, before the closing of the proposed Reorganization.

It is expected that the Reorganization will occur on or about March 9, 2015.

Please retain this supplement for future reference.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement dated March 9, 2015, to the Acquired Portfolio's Prospectus and Statement of Additional Information dated July 29, 2014, as amended

Cash Management Portfolio
("Acquired Portfolio")

Shareholders are advised that the Acquired Portfolio was reorganized into the Cash Management Portfolio, a series of SunAmerica Series Trust. Accordingly, all references to the Acquired Fund are hereby deleted.

Please retain this supplement for future reference.

* Not Part of Financial Statements *

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

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PRESORTED BPM
U.S. POSTAGE PAID
MERRILL
CORPORATION
ZIP CODE 10105

ANNUITY SERVICE CENTER
P.O. BOX 15570
AMARILLO, TX 79105-5570

CHANGE SERVICE REQUESTED

J-1906-AR.11 (5/15)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2015, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(a) Audit Fees	$677,630	$670,179
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$113,400	$116,781
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2014	2015
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$147,383	$185,201

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2014 and 2015 were $406,765 and $450,926, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 8, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 8, 2015